Brighthouse Funds Trust I

Schedule of Investments
March 31, 2023

Brighthouse Funds Trust I

Schedule of Investments as of March 31, 2023

AB Global Dynamic Allocation Portfolio	BHFTI-1

AB International Bond Portfolio	BHFTI-27

Allspring Mid Cap Value Portfolio	BHFTI-45

American Funds Balanced Allocation Portfolio	BHFTI-49

American Funds Growth Allocation Portfolio	BHFTI-50

American Funds Growth Portfolio	BHFTI-51

American Funds Moderate Allocation Portfolio	BHFTI-52

BlackRock Global Tactical Strategies Portfolio	BHFTI-53

BlackRock High Yield Portfolio	BHFTI-58

Brighthouse Asset Allocation 100 Portfolio	BHFTI-85

Brighthouse Balanced Plus Portfolio	BHFTI-86

Brighthouse Small Cap Value Portfolio	BHFTI-90

Brighthouse/abrdn Emerging Markets Equity Portfolio	BHFTI-96

Brighthouse/Artisan International Portfolio	BHFTI-100

Brighthouse/Eaton Vance Floating Rate Portfolio	BHFTI-104

Brighthouse/Franklin Low Duration Total Return Portfolio	BHFTI-118

Brighthouse/Templeton International Bond Portfolio	BHFTI-133

Brighthouse/Wellington Large Cap Research Portfolio	BHFTI-137

CBRE Global Real Estate Portfolio	BHFTI-143

Harris Oakmark International Portfolio	BHFTI-147

Invesco Balanced-Risk Allocation Portfolio	BHFTI-151

Invesco Comstock Portfolio	BHFTI-155

Invesco Global Equity Portfolio	BHFTI-159

Invesco Small Cap Growth Portfolio	BHFTI-163

JPMorgan Core Bond Portfolio	BHFTI-168

JPMorgan Global Active Allocation Portfolio	BHFTI-188

JPMorgan Small Cap Value Portfolio	BHFTI-213

Loomis Sayles Global Allocation Portfolio	BHFTI-220

Loomis Sayles Growth Portfolio	BHFTI-234

MetLife Multi-Index Targeted Risk Portfolio	BHFTI-237

MFS® Research International Portfolio	BHFTI-239

Morgan Stanley Discovery Portfolio	BHFTI-243

PanAgora Global Diversified Risk Portfolio	BHFTI-249

PIMCO Inflation Protected Bond Portfolio	BHFTI-263

PIMCO Total Return Portfolio	BHFTI-276

Schroders Global Multi-Asset Portfolio	BHFTI-298

SSGA Emerging Markets Enhanced Index Portfolio	BHFTI-317

SSGA Growth and Income ETF Portfolio	BHFTI-327

SSGA Growth ETF Portfolio	BHFTI-330

T. Rowe Price Large Cap Value Portfolio	BHFTI-333

T. Rowe Price Mid Cap Growth Portfolio	BHFTI-337

TCW Core Fixed Income Portfolio	BHFTI-344

Victory Sycamore Mid Cap Value Portfolio	BHFTI-354

Western Asset Management Government Income Portfolio	BHFTI-359

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—53.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.8%
Airbus SE	26,308	$3,524,385
BAE Systems plc	137,467	1,666,513
Boeing Co. (The) (a) (b)	11,306	2,401,734
Dassault Aviation S.A.	1,130	223,826
Elbit Systems, Ltd.	1,201	204,031
General Dynamics Corp.	4,543	1,036,758
Howmet Aerospace, Inc.	7,431	314,852
Huntington Ingalls Industries, Inc.	805	166,651
Kongsberg Gruppen ASA	4,038	163,090
L3Harris Technologies, Inc.	3,842	753,954
Lockheed Martin Corp.	4,707	2,225,140
MTU Aero Engines AG	2,378	594,672
Northrop Grumman Corp.	2,920	1,348,222
Raytheon Technologies Corp.	29,667	2,905,289
Rheinmetall AG	1,939	576,011
Rolls-Royce Holdings plc (a)	372,374	687,745
Safran S.A.	15,211	2,258,920
Singapore Technologies Engineering, Ltd.	68,877	190,047
Textron, Inc. (b)	4,213	297,564
Thales S.A.	4,749	702,090
TransDigm Group, Inc.	1,042	768,006

		23,009,500

Air Freight & Logistics—0.3%
C.H. Robinson Worldwide, Inc.	2,375	236,004
Deutsche Post AG	44,113	2,060,530
DSV A/S	8,331	1,608,020
Expeditors International of Washington, Inc.	3,211	353,595
FedEx Corp.	4,831	1,103,835
Nippon Express Holdings, Inc.	3,484	209,962
SG Holdings Co., Ltd.	12,713	188,372
United Parcel Service, Inc. - Class B (b)	14,728	2,857,085
Yamato Holdings Co., Ltd.	12,567	215,568

		8,832,971

Automobile Components—0.2%
Aisin Corp.	6,500	179,133
Aptiv plc (a)	5,468	613,455
BorgWarner, Inc.	4,725	232,045
Bridgestone Corp.	25,409	1,032,210
Cie Generale des Etablissements Michelin SCA	30,191	924,080
Continental AG	4,925	368,101
Denso Corp.	19,286	1,088,676
Koito Manufacturing Co., Ltd.	9,221	174,653
Sumitomo Electric Industries, Ltd.	31,523	405,016
Valeo	9,131	187,903

		5,205,272

Automobiles—1.1%
Bayerische Motoren Werke (BMW) AG	14,735	1,613,361
Ferrari NV	5,610	1,519,405
Ford Motor Co. (b)	79,707	1,004,308
General Motors Co.	28,671	1,051,652
Honda Motor Co., Ltd.	72,551	1,929,910
Isuzu Motors, Ltd.	25,723	307,869
Mazda Motor Corp.	25,086	233,555

Automobiles—(Continued)
Mercedes-Benz Group AG	35,708	2,743,009
Nissan Motor Co., Ltd.	102,413	389,624
Renault S.A. (a)	8,612	351,617
Stellantis NV (Milan-Traded Shares)	100,101	1,821,432
Subaru Corp.	27,464	439,599
Suzuki Motor Corp.	16,393	596,670
Tesla, Inc. (a) (b)	54,167	11,237,486
Toyota Motor Corp. (b)	471,931	6,718,039
Volkswagen AG	1,333	228,425
Volvo Car AB - Class B (a)	26,289	115,027
Yamaha Motor Co., Ltd.	13,338	349,512

		32,650,500

Banks—3.0%
ABN AMRO Bank NV (GDR)	17,818	283,020
AIB Group plc	47,177	192,150
ANZ Group Holdings, Ltd.	133,115	2,050,534
Banco Bilbao Vizcaya Argentaria S.A. (b)	268,351	1,917,163
Banco Santander S.A.	747,383	2,784,155
Bank Hapoalim B.M.	56,028	466,565
Bank Leumi Le-Israel B.M.	68,702	519,571
Bank of America Corp.	140,853	4,028,396
Bank of Ireland Group plc	47,219	477,816
Banque Cantonale Vaudoise	1,382	130,371
Barclays plc	705,583	1,273,945
BNP Paribas S.A.	49,437	2,956,814
BOC Hong Kong Holdings, Ltd.	163,254	507,359
CaixaBank S.A. (b)	197,292	768,085
Chiba Bank, Ltd. (The)	23,386	151,015
Citigroup, Inc.	39,087	1,832,789
Citizens Financial Group, Inc.	9,939	301,847
Comerica, Inc.	2,643	114,759
Commerzbank AG (a)	46,962	494,049
Commonwealth Bank of Australia	75,410	4,965,186
Concordia Financial Group, Ltd.	48,028	177,270
Credit Agricole S.A.	54,159	612,274
Danske Bank A/S (a)	30,695	617,345
DBS Group Holdings, Ltd.	80,608	2,003,287
DNB Bank ASA	41,396	742,532
Erste Group Bank AG	15,334	507,196
Fifth Third Bancorp	13,852	369,017
FinecoBank Banca Fineco S.p.A.	26,916	413,914
First International Bank of Israel, Ltd. (The)	2,434	86,121
First Republic Bank	3,692	51,651
Hang Seng Bank, Ltd.	34,084	483,531
HSBC Holdings plc (Hong Kong-Traded Shares)	888,626	6,049,828
Huntington Bancshares, Inc.	29,115	326,088
ING Groep NV	165,838	1,972,987
Intesa Sanpaolo S.p.A.	718,282	1,848,598
Israel Discount Bank, Ltd. - Class A	54,573	268,440
Japan Post Bank Co., Ltd.	65,517	535,861
JPMorgan Chase & Co.	59,194	7,713,570
KBC Group NV	11,132	765,339
KeyCorp	18,828	235,727
Lloyds Banking Group plc	2,994,019	1,766,308
M&T Bank Corp.	3,483	416,462
Mediobanca Banca di Credito Finanziario S.p.A.	26,194	263,763

BHFTI-1

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Banks—(Continued)
Mitsubishi UFJ Financial Group, Inc.	531,967	$3,413,209
Mizrahi Tefahot Bank, Ltd.	6,956	218,278
Mizuho Financial Group, Inc. (b)	107,351	1,522,453
National Australia Bank, Ltd.	140,298	2,604,491
NatWest Group plc	236,513	772,778
Nordea Bank Abp	147,226	1,571,267
Oversea-Chinese Banking Corp., Ltd.	150,688	1,405,107
PNC Financial Services Group, Inc. (The)	8,139	1,034,467
Regions Financial Corp.	18,858	350,004
Resona Holdings, Inc.	95,332	460,837
Shizuoka Financial Group, Inc. (b)	19,691	141,549
Skandinaviska Enskilda Banken AB - Class A	71,911	793,079
Societe Generale S.A.	35,930	811,038
Standard Chartered plc	109,498	833,142
Sumitomo Mitsui Financial Group, Inc.	58,118	2,330,386
Sumitomo Mitsui Trust Holdings, Inc.	14,761	505,691
Svenska Handelsbanken AB - A Shares (b)	64,348	556,961
Swedbank AB - A Shares (b)	40,301	661,397
Truist Financial Corp.	26,775	913,028
U.S. Bancorp	27,286	983,660
UniCredit S.p.A.	85,493	1,619,279
United Overseas Bank, Ltd.	52,519	1,178,450
Wells Fargo & Co.	76,899	2,874,485
Westpac Banking Corp.	155,807	2,260,101
Zions Bancorp N.A.	3,019	90,359

		84,348,194

Beverages—1.0%
Anheuser-Busch InBev S.A. (b)	38,655	2,577,584
Asahi Group Holdings, Ltd.	20,307	756,030
Brown-Forman Corp. - Class B	3,690	237,156
Budweiser Brewing Co. APAC, Ltd.	75,954	230,654
Carlsberg AS - Class B	4,332	669,815
Coca-Cola Co. (The)	78,545	4,872,146
Coca-Cola Europacific Partners plc	9,159	542,121
Coca-Cola HBC AG	9,082	248,439
Constellation Brands, Inc. - Class A	3,276	740,016
Davide Campari-Milano NV	23,060	281,264
Diageo plc	101,172	4,515,345
Heineken Holding NV	5,139	472,055
Heineken NV	11,535	1,241,798
Keurig Dr Pepper, Inc.	17,149	605,017
Kirin Holdings Co., Ltd.	36,609	579,355
Molson Coors Beverage Co. - Class B (b)	3,794	196,074
Monster Beverage Corp. (a)	15,372	830,242
PepsiCo, Inc.	27,803	5,068,487
Pernod Ricard S.A.	9,184	2,080,909
Remy Cointreau S.A.	1,056	192,468
Suntory Beverage & Food, Ltd.	6,269	233,633
Treasury Wine Estates, Ltd.	31,845	279,356

		27,449,964

Biotechnology—0.8%
AbbVie, Inc.	35,689	5,687,756
Amgen, Inc.	10,768	2,603,164
Argenx SE (a)	345	128,123

Biotechnology—(Continued)
Argenx SE (a)	2,117	786,193
Biogen, Inc. (a)	2,906	807,955
CSL, Ltd.	21,460	4,140,675
Genmab A/S (a)	2,933	1,107,494
Gilead Sciences, Inc.	25,312	2,100,137
Grifols S.A. (a)	13,159	130,199
Incyte Corp. (a)	3,726	269,278
Moderna, Inc. (a)	6,668	1,024,071
Regeneron Pharmaceuticals, Inc. (a)	2,161	1,775,629
Swedish Orphan Biovitrum AB (a)	7,517	175,202
Vertex Pharmaceuticals, Inc. (a)	5,180	1,632,063

		22,367,939

Broadline Retail—0.9%
Amazon.com, Inc. (a)	179,113	18,500,582
eBay, Inc. (b)	10,951	485,896
Etsy, Inc. (a) (b)	2,536	282,333
Next plc	5,764	468,408
Pan Pacific International Holdings Corp.	17,061	330,157
Prosus NV	35,670	2,789,483
Rakuten Group, Inc.	38,565	179,846
Wesfarmers, Ltd.	50,488	1,701,884

		24,738,589

Building Products—0.4%
A.O. Smith Corp.	2,560	177,024
AGC, Inc.	8,664	322,957
Allegion plc	1,773	189,232
Assa Abloy AB - Class B	44,604	1,070,935
Carrier Global Corp.	16,876	772,077
Cie de Saint-Gobain	21,805	1,241,526
Daikin Industries, Ltd.	11,088	1,987,936
Geberit AG	1,597	893,066
Johnson Controls International plc	13,898	836,938
Kingspan Group plc	6,892	473,119
Lixil Corp.	12,666	208,880
Masco Corp. (b)	4,551	226,276
Nibe Industrier AB - B Shares	67,442	769,099
Rockwool International A/S - B Shares	423	103,505
TOTO, Ltd.	6,394	214,218
Trane Technologies plc	4,648	855,139
Xinyi Glass Holdings, Ltd.	81,511	145,785

		10,487,712

Capital Markets—1.3%
3i Group plc	43,313	903,150
abrdn plc	89,479	225,346
Ameriprise Financial, Inc.	2,148	658,362
Amundi S.A.	2,782	175,756
ASX, Ltd.	8,656	376,875
Bank of New York Mellon Corp. (The)	14,844	674,511
BlackRock, Inc.	3,031	2,028,103
Cboe Global Markets, Inc.	2,141	287,408
Charles Schwab Corp. (The)	30,782	1,612,361
CME Group, Inc.	7,260	1,390,435
Credit Suisse Group AG	158,907	143,175

BHFTI-2

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Capital Markets—(Continued)
Daiwa Securities Group, Inc.	58,851	$276,538
Deutsche Bank AG	91,975	932,641
Deutsche Boerse AG	8,456	1,645,719
EQT AB	15,684	320,795
Euronext NV (144A)	3,848	294,650
FactSet Research Systems, Inc.	769	319,204
Franklin Resources, Inc. (b)	5,733	154,447
Futu Holdings, Ltd. (ADR) (a) (b)	2,732	141,654
Goldman Sachs Group, Inc. (The)	6,834	2,235,470
Hargreaves Lansdown plc	15,694	155,318
Hong Kong Exchanges & Clearing, Ltd.	53,600	2,379,023
Intercontinental Exchange, Inc.	11,272	1,175,557
Invesco, Ltd.	9,178	150,519
Japan Exchange Group, Inc.	22,153	338,002
Julius Baer Group, Ltd.	9,515	651,486
London Stock Exchange Group plc	16,821	1,634,736
Macquarie Group, Ltd.	16,339	1,924,775
MarketAxess Holdings, Inc.	760	297,380
Moody’s Corp.	3,180	973,144
Morgan Stanley	26,604	2,335,831
MSCI, Inc.	1,614	903,340
Nasdaq, Inc.	6,841	373,998
Nomura Holdings, Inc.	128,390	495,625
Northern Trust Corp.	4,206	370,675
Partners Group Holding AG	1,010	952,264
Raymond James Financial, Inc.	3,907	364,406
S&P Global, Inc.	6,720	2,316,854
SBI Holdings, Inc.	10,810	214,559
Schroders plc	39,116	222,899
Singapore Exchange, Ltd.	37,822	268,201
St. James’s Place plc	24,009	359,678
State Street Corp.	7,405	560,485
T. Rowe Price Group, Inc.	4,510	509,179
UBS Group AG	149,010	3,146,518

		37,871,052

Chemicals—1.2%
Air Liquide S.A.	23,293	3,902,262
Air Products & Chemicals, Inc.	4,476	1,285,552
Akzo Nobel NV	8,082	630,818
Albemarle Corp.	2,364	522,539
Arkema S.A.	2,702	267,257
Asahi Kasei Corp.	55,346	388,155
BASF SE	40,874	2,143,680
Celanese Corp.	2,013	219,196
CF Industries Holdings, Inc.	3,959	286,988
Chr Hansen Holding A/S	4,721	358,282
Clariant AG	9,518	157,939
Corteva, Inc.	14,419	869,610
Covestro AG	8,651	357,813
Croda International plc	6,224	499,935
Dow, Inc.	14,202	778,554
DuPont de Nemours, Inc. (b)	10,026	719,566
Eastman Chemical Co. (b)	2,421	204,187
Ecolab, Inc.	5,001	827,815
EMS-Chemie Holding AG	316	261,121
Evonik Industries AG	9,251	194,222

Chemicals—(Continued)
FMC Corp.	2,542	310,454
Givaudan S.A.	411	1,339,282
ICL Group, Ltd.	31,279	211,593
International Flavors & Fragrances, Inc.	5,145	473,134
Johnson Matthey plc	8,093	198,331
JSR Corp.	7,814	184,704
Koninklijke DSM NV	7,711	911,383
Linde plc (b)	9,977	3,546,225
LyondellBasell Industries NV - Class A	5,126	481,280
Mitsubishi Chemical Group Corp.	56,485	336,086
Mitsui Chemicals, Inc.	8,130	209,923
Mosaic Co. (The) (b)	6,871	315,241
Nippon Paint Holdings Co., Ltd.	36,603	343,987
Nippon Sanso Holdings Corp.	7,642	137,944
Nissan Chemical Corp.	5,721	259,942
Nitto Denko Corp.	6,354	410,626
Novozymes A/S - B Shares	9,123	467,308
OCI NV	4,648	157,780
Orica, Ltd.	19,976	206,429
PPG Industries, Inc.	4,743	633,570
Sherwin-Williams Co. (The)	4,759	1,069,680
Shin-Etsu Chemical Co., Ltd.	81,580	2,646,011
Sika AG	6,500	1,824,460
Solvay S.A.	3,316	379,795
Sumitomo Chemical Co., Ltd.	65,746	221,154
Symrise AG	5,910	642,043
Toray Industries, Inc.	61,180	349,769
Tosoh Corp.	11,473	155,885
Umicore S.A.	9,397	319,103
Yara International ASA	7,424	323,226

		33,941,839

Commercial Services & Supplies—0.2%
Brambles, Ltd.	61,263	551,486
Cintas Corp.	1,742	805,989
Copart, Inc. (a)	8,648	650,416
Dai Nippon Printing Co., Ltd.	9,978	278,793
Rentokil Initial plc	112,146	819,987
Republic Services, Inc.	4,145	560,487
Rollins, Inc.	4,671	175,303
Secom Co., Ltd.	9,344	575,127
Securitas AB - B Shares	21,708	193,552
TOPPAN, Inc.	11,571	233,095
Waste Management, Inc.	7,538	1,229,975

		6,074,210

Communications Equipment—0.3%
Arista Networks, Inc. (a)	4,995	838,461
Cisco Systems, Inc.	82,862	4,331,611
F5, Inc. (a)	1,208	175,993
Juniper Networks, Inc.	6,550	225,451
Motorola Solutions, Inc.	3,374	965,403
Nokia Oyj	240,819	1,184,009
Telefonaktiebolaget LM Ericsson - B Shares (b)	129,891	763,035

		8,483,963

BHFTI-3

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Construction & Engineering—0.2%
ACS Actividades de Construccion y Servicios S.A.	9,730	$310,044
Bouygues S.A.	10,066	339,503
Eiffage S.A.	3,723	403,015
Ferrovial S.A.	21,686	637,937
Kajima Corp.	18,658	225,201
Obayashi Corp.	28,647	219,300
Quanta Services, Inc.	2,884	480,590
Shimizu Corp.	24,350	137,952
Skanska AB - B Shares (b)	15,009	229,940
Taisei Corp. (b)	8,136	251,534
Vinci S.A.	23,951	2,748,366

		5,983,382

Construction Materials—0.2%
CRH plc	33,245	1,680,141
HeidelbergCement AG	6,465	471,560
Holcim AG	24,669	1,591,323
James Hardie Industries plc	19,900	427,163
Martin Marietta Materials, Inc.	1,253	444,890
Vulcan Materials Co.	2,682	460,124

		5,075,201

Consumer Finance—0.1%
American Express Co.	12,064	1,989,957
Capital One Financial Corp.	7,703	740,720
Discover Financial Services	5,514	545,004
Synchrony Financial (b)	9,092	264,395

		3,540,076

Consumer Staples Distribution & Retail—0.8%
Aeon Co., Ltd.	29,108	564,305
Carrefour S.A.	26,459	534,890
Coles Group, Ltd.	59,561	718,137
Costco Wholesale Corp.	8,932	4,438,043
Dollar General Corp. (b)	4,552	958,014
Dollar Tree, Inc. (a)	4,248	609,800
Endeavour Group, Ltd.	63,210	286,660
HelloFresh SE (a)	7,205	171,567
J Sainsbury plc	77,588	267,183
Jeronimo Martins SGPS S.A.	12,493	292,973
Kesko Oyj - B Shares	12,049	259,157
Kobe Bussan Co., Ltd.	6,638	185,279
Koninklijke Ahold Delhaize NV	46,537	1,591,819
Kroger Co. (The)	13,145	648,969
MatsukiyoCocokara & Co.	5,143	272,380
Ocado Group plc (a)	25,492	169,185
Seven & i Holdings Co., Ltd.	33,531	1,512,580
Sysco Corp.	10,227	789,831
Target Corp.	9,288	1,538,371
Tesco plc	329,399	1,080,126
Walgreens Boots Alliance, Inc.	14,486	500,926
Walmart, Inc.	28,483	4,199,818
Welcia Holdings Co., Ltd.	4,162	89,055
Woolworths Group, Ltd.	54,136	1,372,901

		23,051,969

Containers & Packaging—0.1%
AMCOR plc	30,049	341,958
Avery Dennison Corp.	1,634	292,372
Ball Corp. (b)	6,335	349,122
International Paper Co.	7,178	258,839
Packaging Corp. of America (b)	1,867	259,196
Sealed Air Corp.	2,919	134,011
SIG Group AG	13,692	352,242
Smurfit Kappa Group plc	11,050	401,160
Westrock Co.	5,132	156,372

		2,545,272

Distributors—0.0%
D’ieteren Group	1,125	218,840
Genuine Parts Co.	2,845	475,997
LKQ Corp.	5,122	290,725
Pool Corp. (b)	788	269,843

		1,255,405

Diversified Consumer Services—0.0%
IDP Education, Ltd.	9,209	168,969
Pearson plc	28,513	297,565

		466,534

Diversified REITs—0.4%
Abacus Property Group	43,658	76,378
abrdn Property Income Trust, Ltd.	33,048	21,973
Activia Properties, Inc.	64	182,594
Alexander & Baldwin, Inc.	6,203	117,299
American Assets Trust, Inc.	4,223	78,506
Argosy Property, Ltd. (b)	72,721	50,535
Armada Hoffler Properties, Inc.	5,754	67,955
Artis Real Estate Investment Trust	6,928	39,010
Balanced Commercial Property Trust, Ltd.	47,301	48,091
British Land Co. plc (The)	119,023	571,521
Broadstone Net Lease, Inc.	14,886	253,211
Charter Hall Long Wale REIT	56,999	160,302
Cromwell European Real Estate Investment Trust	27,650	45,324
CT Property Trust, Ltd.	20,024	15,834
Custodian REIT plc	35,246	38,810
Daiwa House REIT Investment Corp.	285	584,649
Empire State Realty Trust, Inc. - Class A (b)	11,425	74,148
Essential Properties Realty Trust, Inc.	12,056	299,592
Global Net Lease, Inc.	8,965	115,290
GPT Group (The)	250,773	718,104
Growthpoint Properties Australia, Ltd.	24,066	49,150
H&R Real Estate Investment Trust	22,830	212,843
Hankyu Hanshin REIT, Inc.	58	60,662
Heiwa Real Estate REIT, Inc.	84	96,612
Hulic Reit, Inc.	110	124,160
ICADE (b)	2,801	132,055
Land Securities Group plc	95,023	730,361
Lar Espana Real Estate Socimi S.A.	5,099	27,288
LXI REIT plc	130,926	159,290
Merlin Properties Socimi S.A.	28,882	253,164
Mirvac Group	515,946	723,821
NIPPON REIT Investment Corp.	38	91,783

BHFTI-4

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified REITs—(Continued)
Nomura Real Estate Master Fund, Inc.	581	$651,508
NTT UD REIT Investment Corp.	117	119,006
OUE Commercial Real Estate Investment Trust	185,850	44,103
Picton Property Income, Ltd. (The)	47,429	40,591
Schroder Real Estate Investment Trust, Ltd.	42,577	22,971
Sekisui House REIT, Inc.	356	193,042
Star Asia Investment Corp.	150	62,016
Stockland	312,329	836,725
Stride Property Group	41,798	34,287
Sunlight Real Estate Investment Trust	93,450	38,183
Suntec Real Estate Investment Trust	182,178	195,977
Takara Leben Real Estate Investment Corp.	52	35,159
Tokyu REIT, Inc.	81	110,577
Tritax EuroBox plc (144A)	69,996	52,265
UK Commercial Property Trust, Ltd.	63,781	40,555
United Urban Investment Corp.	258	278,357
WP Carey, Inc.	18,095	1,401,458

		10,377,095

Diversified Telecommunication Services—0.7%
AT&T, Inc. (c)	143,829	2,768,708
Bezeq The Israeli Telecommunication Corp., Ltd.	91,506	124,746
BT Group plc	306,669	551,807
Cellnex Telecom S.A. (144A)	25,152	979,062
Deutsche Telekom AG	144,240	3,493,623
Elisa Oyj	6,360	383,300
HKT Trust & HKT, Ltd.	167,198	222,594
Infrastrutture Wireless Italiane S.p.A.	14,826	195,423
Koninklijke KPN NV	145,733	514,713
Nippon Telegraph & Telephone Corp.	53,192	1,588,712
Orange S.A.	88,783	1,054,935
Singapore Telecommunications, Ltd.	367,466	680,930
Spark New Zealand, Ltd.	82,638	262,078
Swisscom AG	1,153	735,686
Telecom Italia S.p.A. (a)	439,590	145,719
Telefonica Deutschland Holding AG	45,930	141,336
Telefonica S.A.	231,308	998,138
Telenor ASA	30,870	362,396
Telia Co. AB	117,275	298,001
Telstra Corp., Ltd.	178,412	503,991
United Internet AG	3,845	66,192
Verizon Communications, Inc.	84,755	3,296,122

		19,368,212

Electric Utilities—0.9%
Acciona S.A. (b)	1,116	223,621
Alliant Energy Corp.	5,066	270,524
American Electric Power Co., Inc.	10,370	943,566
BKW AG	964	151,521
Chubu Electric Power Co., Inc.	28,424	299,974
CK Infrastructure Holdings, Ltd.	27,789	151,726
CLP Holdings, Ltd.	72,449	523,697
Constellation Energy Corp.	6,599	518,021
Duke Energy Corp.	15,540	1,499,144
Edison International	7,707	544,037
EDP - Energias de Portugal S.A.	130,337	710,216

Electric Utilities—(Continued)
Elia Group S.A.	1,458	192,548
Endesa S.A.	14,099	306,155
Enel S.p.A.	361,949	2,210,527
Entergy Corp.	4,106	442,380
Evergy, Inc.	4,632	283,108
Eversource Energy	7,029	550,089
Exelon Corp.	20,054	840,062
FirstEnergy Corp.	10,961	439,098
Fortum Oyj	19,792	303,574
Iberdrola S.A.	273,452	3,406,191
Kansai Electric Power Co., Inc. (The)	31,060	302,573
Mercury NZ, Ltd.	30,573	120,849
NextEra Energy, Inc.	40,102	3,091,062
NRG Energy, Inc. (b)	4,649	159,414
Origin Energy, Ltd.	76,002	421,142
Orsted A/S (144A)	8,419	718,142
PG&E Corp. (a)	32,492	525,396
Pinnacle West Capital Corp.	2,283	180,905
Power Assets Holdings, Ltd.	61,112	327,457
PPL Corp.	14,859	412,932
Red Electrica Corp. S.A.	17,903	314,922
Southern Co. (The) (b)	21,970	1,528,673
SSE plc	48,102	1,071,451
Terna - Rete Elettrica Nazionale	62,072	509,445
Tokyo Electric Power Co. Holdings, Inc. (a)	67,352	240,380
Verbund AG	3,068	266,740
Xcel Energy, Inc.	11,044	744,807

		25,746,069

Electrical Equipment—0.6%
ABB, Ltd.	69,948	2,398,661
AMETEK, Inc.	4,635	673,605
Eaton Corp. plc	8,026	1,375,175
Emerson Electric Co.	11,933	1,039,842
Fuji Electric Co., Ltd.	5,728	226,030
Generac Holdings, Inc. (a) (b)	1,279	138,145
Legrand S.A.	11,874	1,086,107
Mitsubishi Electric Corp.	85,999	1,027,124
Nidec Corp.	19,902	1,033,080
Prysmian S.p.A.	11,369	478,661
Rockwell Automation, Inc.	2,318	680,217
Schneider Electric SE	24,144	4,036,127
Siemens Energy AG (a)	23,121	507,517
Vestas Wind Systems A/S	44,941	1,302,079

		16,002,370

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp. - Class A (b)	12,009	981,375
Azbil Corp.	5,071	138,736
CDW Corp. (b)	2,732	532,439
Corning, Inc.	15,362	541,971
Halma plc	16,944	467,767
Hamamatsu Photonics KK	6,284	339,214
Hexagon AB - B Shares	86,619	996,750
Hirose Electric Co., Ltd.	1,352	176,904
Ibiden Co., Ltd.	5,101	204,655

BHFTI-5

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—(Continued)
Keyence Corp.	8,659	$4,245,218
Keysight Technologies, Inc. (a)	3,608	582,620
Kyocera Corp.	14,284	745,134
Murata Manufacturing Co., Ltd.	25,564	1,561,036
Omron Corp.	8,277	484,295
Shimadzu Corp.	10,613	332,918
TDK Corp.	17,301	620,892
TE Connectivity, Ltd.	6,419	841,852
Teledyne Technologies, Inc. (a)	946	423,203
Trimble, Inc. (a)	4,977	260,894
Venture Corp., Ltd.	12,236	162,988
Yokogawa Electric Corp.	10,073	163,959
Zebra Technologies Corp. - Class A (a)	1,042	331,356

		15,136,176

Energy Equipment & Services—0.1%
Baker Hughes Co.	20,210	583,261
Halliburton Co.	18,325	579,803
Schlumberger, Ltd.	28,616	1,405,046
Tenaris S.A.	20,832	296,272

		2,864,382

Entertainment—0.6%
Activision Blizzard, Inc.	14,372	1,230,099
Bollore SE	39,048	241,006
Capcom Co., Ltd.	7,781	278,355
Electronic Arts, Inc.	5,293	637,542
Embracer Group AB (a)	28,922	135,687
Koei Tecmo Holdings Co., Ltd.	5,189	93,738
Konami Group Corp.	4,221	193,774
Live Nation Entertainment, Inc. (a)	2,883	201,810
Netflix, Inc. (a)	8,981	3,102,756
Nexon Co., Ltd.	21,236	507,023
Nintendo Co., Ltd.	49,125	1,904,354
Sea, Ltd. (ADR) (a) (b)	16,081	1,391,811
Square Enix Holdings Co., Ltd.	3,889	186,869
Take-Two Interactive Software, Inc. (a) (b)	3,184	379,851
Toho Co., Ltd.	5,069	194,104
Universal Music Group NV	32,282	816,057
Walt Disney Co. (The) (a)	36,791	3,683,883
Warner Bros Discovery, Inc. (a)	44,596	673,400

		15,852,119

Financial Services—1.3%
Adyen NV (144A) (a)	966	1,531,706
Berkshire Hathaway, Inc. - Class B (a)	36,360	11,226,877
Edenred	11,107	657,164
Eurazeo S.E.	1,997	142,273
EXOR NV (a)	4,848	399,495
Fidelity National Information Services, Inc.	11,975	650,602
Fiserv, Inc. (a)	12,815	1,448,479
FleetCor Technologies, Inc. (a)	1,488	313,745
Global Payments, Inc.	5,457	574,295
GMO Payment Gateway, Inc.	1,914	164,739
Groupe Bruxelles Lambert NV	4,449	379,888
Industrivarden AB - A Shares	5,752	155,454

Financial Services—(Continued)
Industrivarden AB - C Shares	6,793	183,295
Investor AB - A Shares	22,257	454,353
Investor AB - B Shares	81,080	1,615,196
Jack Henry & Associates, Inc.	1,472	221,860
Kinnevik AB - B Shares (a)	10,706	160,430
L E Lundbergforetagen AB - B Shares	3,468	157,131
M&G plc	98,401	241,020
MasterCard, Inc. - Class A	17,131	6,225,577
Mitsubishi HC Capital, Inc.	29,122	150,516
Nexi S.p.A. (a)	26,039	212,303
ORIX Corp.	53,196	877,340
PayPal Holdings, Inc. (a)	23,007	1,747,152
Sofina S.A. (b)	704	158,561
Visa, Inc. - Class A (b)	32,996	7,439,278
Wendel S.E.	1,224	129,640
Worldline S.A. (a)	10,677	453,765

		38,072,134

Food Products—1.1%
Ajinomoto Co., Inc.	20,313	706,889
Archer-Daniels-Midland Co.	11,086	883,111
Associated British Foods plc	15,910	381,842
Barry Callebaut AG	160	339,690
Bunge, Ltd.	3,020	288,470
Campbell Soup Co.	4,053	222,834
Chocoladefabriken Lindt & Spruengli AG	5	590,331
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	47	556,051
Conagra Brands, Inc.	9,672	363,280
Danone S.A.	28,573	1,776,331
General Mills, Inc.	11,978	1,023,640
Hershey Co. (The)	2,966	754,580
Hormel Foods Corp. (b)	5,842	232,979
J.M. Smucker Co. (The)	2,150	338,346
JDE Peet’s NV	4,435	128,999
Kellogg Co. (b)	5,165	345,848
Kerry Group plc - Class A	7,088	706,385
Kikkoman Corp.	6,515	332,344
Kraft Heinz Co. (The)	16,068	621,350
Lamb Weston Holdings, Inc.	2,903	303,422
McCormick & Co., Inc. (b)	5,057	420,793
MEIJI Holdings Co., Ltd. (b)	9,818	233,487
Mondelez International, Inc. - Class A	27,559	1,921,414
Mowi ASA	18,250	337,971
Nestle S.A.	122,381	14,939,882
Nisshin Seifun Group, Inc.	8,727	102,122
Nissin Foods Holdings Co., Ltd.	2,777	253,983
Orkla ASA	33,135	235,373
Salmar ASA	2,881	125,744
Tyson Foods, Inc. - Class A	5,845	346,725
WH Group, Ltd.	367,922	218,681
Wilmar International, Ltd.	84,750	268,956
Yakult Honsha Co., Ltd.	5,729	416,496

		30,718,349

Gas Utilities—0.1%
APA Group	52,053	353,229

BHFTI-6

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Gas Utilities—(Continued)
Atmos Energy Corp. (b)	2,823	$317,192
Enagas S.A.	10,980	210,924
Hong Kong & China Gas Co., Ltd.	493,933	436,387
Naturgy Energy Group S.A. (b)	6,416	193,125
Osaka Gas Co., Ltd.	16,544	272,021
Snam S.p.A.	88,963	472,228
Tokyo Gas Co., Ltd.	17,528	330,060

		2,585,166

Ground Transportation—0.3%
Aurizon Holdings, Ltd.	81,206	182,819
Central Japan Railway Co.	6,418	766,247
CSX Corp.	42,428	1,270,294
East Japan Railway Co.	13,455	744,067
Grab Holdings, Ltd. - Class A (a) (b)	57,465	172,970
Hankyu Hanshin Holdings, Inc.	10,266	304,624
J.B. Hunt Transport Services, Inc.	1,672	293,369
Keio Corp. (b)	4,537	159,097
Keisei Electric Railway Co., Ltd.	5,704	175,617
Kintetsu Group Holdings Co., Ltd.	7,725	248,450
MTR Corp., Ltd.	68,404	330,882
Norfolk Southern Corp.	4,672	990,464
Odakyu Electric Railway Co., Ltd.	13,005	168,871
Old Dominion Freight Line, Inc.	1,828	623,055
Tobu Railway Co., Ltd.	8,330	199,284
Tokyu Corp.	23,432	311,632
Union Pacific Corp. (b)	12,407	2,497,033
West Japan Railway Co.	9,812	404,209

		9,842,984

Health Care Equipment & Supplies—1.2%
Abbott Laboratories	35,187	3,563,036
Alcon, Inc.	22,238	1,577,816
Align Technology, Inc. (a)	1,466	489,849
Asahi Intecc Co., Ltd.	9,586	169,640
Baxter International, Inc.	10,174	412,657
Becton Dickinson & Co.	5,755	1,424,593
BioMerieux	1,894	199,829
Boston Scientific Corp. (a)	28,905	1,446,117
Carl Zeiss Meditec AG	1,810	251,381
Cochlear, Ltd.	2,936	465,397
Coloplast A/S - Class B	5,287	695,890
Cooper Cos., Inc. (The)	996	371,867
Demant A/S (a)	4,065	142,654
Dentsply Sirona, Inc. (b)	4,337	170,357
DexCom, Inc. (a)	7,795	905,623
DiaSorin S.p.A.	1,156	121,968
Edwards Lifesciences Corp. (a)	12,477	1,032,222
EssilorLuxottica S.A.	12,942	2,336,372
Fisher & Paykel Healthcare Corp., Ltd.	25,788	430,712
GE HealthCare Technologies, Inc. (a) (b)	7,350	602,920
Getinge AB - B Shares	10,091	246,556
Hologic, Inc. (a)	5,038	406,567
Hoya Corp.	15,886	1,756,724
IDEXX Laboratories, Inc. (a)	1,671	835,634
Insulet Corp. (a)	1,400	446,544

Health Care Equipment & Supplies—(Continued)
Intuitive Surgical, Inc. (a)	7,132	1,822,012
Koninklijke Philips NV	39,576	722,494
Medtronic plc	26,823	2,162,470
Olympus Corp.	54,363	954,726
ResMed, Inc.	2,956	647,334
Siemens Healthineers AG	12,550	721,803
Smith & Nephew plc	38,773	539,464
Sonova Holding AG	2,314	682,360
STERIS plc	2,014	385,238
Straumann Holding AG	4,968	745,043
Stryker Corp.	6,797	1,940,340
Sysmex Corp.	7,478	490,913
Teleflex, Inc. (b)	947	239,885
Terumo Corp.	28,730	775,609
Zimmer Biomet Holdings, Inc.	4,235	547,162

		33,879,778

Health Care Providers & Services—0.8%
AmerisourceBergen Corp.	3,268	523,240
Amplifon S.p.A.	5,646	196,257
Cardinal Health, Inc.	5,290	399,395
Centene Corp. (a)	11,428	722,364
Chartwell Retirement Residences	20,419	129,177
Cigna Group (The)	6,170	1,576,620
CVS Health Corp.	26,517	1,970,478
DaVita, Inc. (a)	1,109	89,951
Ebos Group, Ltd.	7,148	208,282
Elevance Health, Inc.	4,820	2,216,284
Fresenius Medical Care AG & Co. KGaA	9,187	389,606
Fresenius SE & Co. KGaA	18,833	507,674
HCA Healthcare, Inc.	4,279	1,128,287
Henry Schein, Inc. (a) (b)	2,735	223,012
Humana, Inc.	2,555	1,240,350
Laboratory Corp. of America Holdings	1,788	410,203
McKesson Corp.	2,861	1,018,659
Molina Healthcare, Inc. (a)	1,179	315,371
NMC Health plc (a) (d) (e)	8,180	0
Quest Diagnostics, Inc.	2,298	325,121
Ramsay Health Care, Ltd.	8,197	364,900
Sonic Healthcare, Ltd.	20,370	476,139
UnitedHealth Group, Inc.	18,856	8,911,157
Universal Health Services, Inc. - Class B	1,295	164,595

		23,507,122

Health Care REITs—0.4%
Aedifica S.A.	3,465	279,318
Assura plc	251,890	152,069
CareTrust REIT, Inc.	8,478	165,999
Cofinimmo S.A.	2,871	253,993
Community Healthcare Trust, Inc. (b)	2,009	73,529
Health Care & Medical Investment Corp.	31	38,315
Healthcare Realty Trust, Inc. - Class A	32,818	634,372
Healthpeak Properties, Inc.	58,179	1,278,193
Impact Healthcare Reit plc	27,673	31,478
LTC Properties, Inc. (b)	3,432	120,566
Medical Properties Trust, Inc. (b)	51,412	422,607

BHFTI-7

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care REITs—(Continued)
National Health Investors, Inc.	3,588	$185,069
NorthWest Healthcare Properties Real Estate Investment Trust (b)	18,423	115,459
Omega Healthcare Investors, Inc. (b)	20,314	556,807
Parkway Life Real Estate Investment Trust	33,500	100,582
Physicians Realty Trust (b)	19,603	292,673
Primary Health Properties plc	114,186	142,577
Sabra Health Care REIT, Inc.	19,851	228,286
Target Healthcare REIT plc	53,723	46,465
Universal Health Realty Income Trust (b)	1,064	51,189
Ventas, Inc.	42,612	1,847,230
Vital Healthcare Property Trust	42,185	61,725
Welltower, Inc.	50,508	3,620,919

		10,699,420

Health Care Technology—0.0%
M3, Inc.	19,662	494,681

Hotel & Resort REITs—0.1%
Apple Hospitality REIT, Inc.	18,477	286,763
CapitaLand Ascott Trust	171,950	128,977
CDL Hospitality Trusts	75,744	67,988
DiamondRock Hospitality Co.	18,033	146,608
Far East Hospitality Trust	84,350	37,161
Hoshino Resorts REIT, Inc.	22	114,570
Host Hotels & Resorts, Inc. (b)	75,743	1,249,002
Hotel Property Investments, Ltd.	16,533	37,634
Invincible Investment Corp.	424	178,325
Japan Hotel REIT Investment Corp.	388	219,977
Park Hotels & Resorts, Inc.	19,298	238,523
Pebblebrook Hotel Trust (b)	11,145	156,476
RLJ Lodging Trust	13,794	146,216
Ryman Hospitality Properties, Inc.	4,637	416,078
Service Properties Trust	14,123	140,665
Summit Hotel Properties, Inc.	9,012	63,084
Sunstone Hotel Investors, Inc. (b)	18,243	180,241
Xenia Hotels & Resorts, Inc. (b)	9,827	128,636

		3,936,924

Hotels, Restaurants & Leisure—0.9%
Accor S.A. (a)	7,708	250,800
Amadeus IT Group S.A. (a)	20,048	1,342,347
Aristocrat Leisure, Ltd.	26,426	660,797
Booking Holdings, Inc. (a)	783	2,076,837
Caesars Entertainment, Inc. (a)	4,330	211,347
Carnival Corp. (a) (b)	20,210	205,132
Chipotle Mexican Grill, Inc. (a)	559	954,934
Compass Group plc	78,179	1,965,727
Darden Restaurants, Inc. (b)	2,470	383,245
Delivery Hero SE (144A) (a)	7,737	263,246
Domino’s Pizza, Inc.	714	235,527
Entain plc	25,978	404,295
Evolution AB (144A)	8,137	1,091,798
Expedia Group, Inc. (a)	3,039	294,874
Flutter Entertainment plc (a)	7,438	1,352,825
Galaxy Entertainment Group, Ltd. (a)	97,149	645,810
Genting Singapore, Ltd.	266,777	224,896

Hotels, Restaurants & Leisure—(Continued)
Hilton Worldwide Holdings, Inc.	5,458	768,869
InterContinental Hotels Group plc	7,815	513,511
Just Eat Takeaway.com NV (144A) (a)	8,098	154,796
La Francaise des Jeux SAEM	4,761	198,490
Las Vegas Sands Corp. (a)	6,631	380,951
Lottery Corp., Ltd. (The)	98,194	337,282
Marriott International, Inc. - Class A	5,430	901,597
McDonald’s Corp.	14,781	4,132,915
McDonald’s Holdings Co. Japan, Ltd.	3,933	163,549
MGM Resorts International	6,432	285,709
Norwegian Cruise Line Holdings, Ltd. (a) (b)	8,504	114,379
Oriental Land Co., Ltd. (b)	44,120	1,508,702
Royal Caribbean Cruises, Ltd. (a) (b)	4,429	289,214
Sands China, Ltd. (a)	107,114	373,855
Sodexo S.A.	3,957	386,575
Starbucks Corp.	23,165	2,412,172
Whitbread plc	9,058	334,588
Wynn Resorts, Ltd. (a)	2,081	232,885
Yum! Brands, Inc.	5,685	750,875

		26,805,351

Household Durables—0.4%
Barratt Developments plc	44,194	255,191
Berkeley Group Holdings plc	4,897	254,064
DR Horton, Inc.	6,317	617,108
Electrolux AB - Series B	9,701	117,725
Garmin, Ltd.	3,094	312,247
Iida Group Holdings Co., Ltd.	6,361	103,796
Lennar Corp. - Class A	5,141	540,371
Mohawk Industries, Inc. (a)	1,064	106,634
Newell Brands, Inc. (b)	7,596	94,494
NVR, Inc. (a)	61	339,904
Open House Group Co., Ltd.	3,455	129,561
Panasonic Holdings Corp.	98,289	879,718
Persimmon plc	14,087	219,092
PulteGroup, Inc.	4,598	267,971
SEB S.A.	1,146	130,813
Sekisui Chemical Co., Ltd.	16,111	228,545
Sekisui House, Ltd.	75,490	1,538,279
Sharp Corp. (a) (b)	10,042	71,010
Sony Group Corp.	56,121	5,102,197
Taylor Wimpey plc	155,821	229,536
Whirlpool Corp.	1,099	145,090

		11,683,346

Household Products—0.5%
Church & Dwight Co., Inc.	4,921	435,066
Clorox Co. (The) (b)	2,490	394,018
Colgate-Palmolive Co.	16,855	1,266,653
Essity AB - Class B (b)	27,102	775,028
Henkel AG & Co. KGaA	4,656	338,580
Kimberly-Clark Corp.	6,811	914,172
Procter & Gamble Co. (The)	47,822	7,110,653
Reckitt Benckiser Group plc	31,849	2,419,713
Unicharm Corp.	17,959	738,210

		14,392,093

BHFTI-8

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Independent Power and Renewable Electricity Producers—0.1%
AES Corp. (The)	13,480	$324,598
Corp. ACCIONA Energias Renovables S.A.	2,905	112,693
EDP Renovaveis S.A.	11,254	258,030
Meridian Energy, Ltd.	56,937	187,335
RWE AG	28,589	1,229,003

		2,111,659

Industrial Conglomerates—0.6%
3M Co. (b)	11,155	1,172,502
CK Hutchison Holdings, Ltd.	119,449	741,711
DCC plc	4,451	259,778
General Electric Co.	22,051	2,108,076
Hitachi, Ltd.	43,104	2,369,298
Honeywell International, Inc.	13,568	2,593,116
Investment AB Latour - B Shares	6,531	133,099
Jardine Cycle & Carriage, Ltd.	4,359	102,971
Jardine Matheson Holdings, Ltd.	7,137	347,671
Keppel Corp., Ltd.	64,254	272,334
Lifco AB - B Shares	10,284	221,413
Melrose Industries plc	178,870	368,672
Siemens AG	34,044	5,510,659
Smiths Group plc	15,879	336,516
Toshiba Corp.	17,348	581,306

		17,119,122

Industrial REITs—0.9%
Advance Logistics Investment Corp.	57	56,827
AIMS APAC REIT	48,550	48,220
Americold Realty Trust, Inc.	23,240	661,178
ARGAN S.A. (b)	850	63,562
Ascendas Real Estate Investment Trust	443,960	958,549
Centuria Industrial REIT	45,433	91,716
CRE Logistics REIT, Inc.	46	58,777
Dexus Industria REIT	18,420	32,787
Dream Industrial Real Estate Investment Trust (b)	21,218	230,784
EastGroup Properties, Inc.	3,572	590,523
ESR-LOGOS REIT	466,557	114,084
First Industrial Realty Trust, Inc.	11,397	606,320
Frasers Logistics & Industrial Trust	245,700	242,568
GLP J-REIT	588	635,128
Goodman Group	75,316	957,878
Goodman Property Trust	95,061	127,332
Granite Real Estate Investment Trust	5,166	319,898
Industrial & Infrastructure Fund Investment Corp.	165	179,647
Innovative Industrial Properties, Inc.	2,392	181,768
Intervest Offices & Warehouses NV	2,250	42,711
Japan Logistics Fund, Inc.	77	171,074
LaSalle Logiport REIT	155	179,997
Lexington Realty Trust (b)	23,385	241,099
LondonMetric Property plc	82,258	178,787
Mapletree Industrial Trust	163,362	291,655
Mapletree Logistics Trust	426,415	550,241
Mitsubishi Estate Logistics REIT Investment Corp.	42	123,938
Mitsui Fudosan Logistics Park, Inc.	47	164,934
Montea NV	1,265	102,519
Nippon Prologis REIT, Inc.	304	644,360

Industrial REITs—(Continued)
Prologis, Inc.	98,444	12,282,858
Rexford Industrial Realty, Inc.	16,947	1,010,889
Segro plc	157,463	1,498,756
SOSiLA Logistics REIT, Inc.	61	59,802
STAG Industrial, Inc. (b)	15,493	523,973
Terreno Realty Corp.	6,925	447,355
Tritax Big Box REIT plc	162,004	280,137
Urban Logistics REIT plc	39,938	63,126
Warehouse Reit plc	34,350	43,322
Warehouses De Pauw CVA	20,724	616,238

		25,675,317

Insurance—1.7%
Admiral Group plc	8,016	201,770
Aegon NV	79,102	339,947
Aflac, Inc.	11,419	736,754
Ageas SA	7,234	312,724
AIA Group, Ltd.	526,185	5,528,826
Allianz SE	17,949	4,143,384
Allstate Corp. (The)	5,352	593,055
American International Group, Inc.	14,994	755,098
Aon plc - Class A	4,174	1,316,020
Arch Capital Group, Ltd. (a)	7,464	506,582
Arthur J. Gallagher & Co.	4,255	814,024
Assicurazioni Generali S.p.A.	49,432	986,771
Assurant, Inc.	1,066	127,995
Aviva plc	124,742	623,517
AXA S.A.	83,708	2,559,525
Baloise Holding AG	2,054	320,500
Brown & Brown, Inc.	4,744	272,400
Chubb, Ltd.	8,376	1,626,452
Cincinnati Financial Corp.	3,172	355,518
Dai-ichi Life Holdings, Inc.	43,602	801,132
Everest Re Group, Ltd.	790	282,836
Gjensidige Forsikring ASA	8,823	144,590
Globe Life, Inc.	1,826	200,896
Hannover Rueck SE	2,688	525,840
Hartford Financial Services Group, Inc. (The)	6,419	447,340
Insurance Australia Group, Ltd.	108,753	341,504
Japan Post Holdings Co., Ltd.	105,806	860,922
Japan Post Insurance Co., Ltd.	8,816	137,638
Legal & General Group plc	265,806	786,211
Lincoln National Corp.	3,108	69,837
Loews Corp.	3,977	230,746
Marsh & McLennan Cos., Inc.	10,010	1,667,165
Medibank Private, Ltd.	121,499	273,631
MetLife, Inc. (f)	13,300	770,602
MS&AD Insurance Group Holdings, Inc.	19,081	592,519
Muenchener Rueckversicherungs-Gesellschaft AG	6,235	2,180,636
NN Group NV	12,453	451,826
Phoenix Group Holdings plc	33,095	223,567
Poste Italiane S.p.A.	23,048	235,907
Principal Financial Group, Inc. (b)	4,592	341,277
Progressive Corp. (The)	11,807	1,689,109
Prudential Financial, Inc.	7,426	614,427
Prudential plc	122,349	1,673,281

BHFTI-9

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Insurance—(Continued)
QBE Insurance Group, Ltd.	66,072	$645,278
Sampo Oyj - A Shares	21,350	1,007,115
Sompo Holdings, Inc.	13,928	552,773
Suncorp Group, Ltd.	55,767	452,173
Swiss Life Holding AG	1,372	846,012
Swiss Re AG	13,423	1,380,636
T&D Holdings, Inc.	23,386	290,511
Tokio Marine Holdings, Inc.	81,706	1,575,390
Travelers Cos., Inc. (The)	4,729	810,598
Tryg A/S (b)	16,122	352,061
W.R. Berkley Corp.	4,125	256,822
Willis Towers Watson plc	2,184	507,518
Zurich Insurance Group AG	6,696	3,203,976

		49,545,164

Interactive Media & Services—1.2%
Adevinta ASA (a)	12,856	91,167
Alphabet, Inc. - Class A (a) (c)	120,540	12,503,614
Alphabet, Inc. - Class C (a) (c)	106,873	11,114,792
Auto Trader Group plc	41,118	313,391
Match Group, Inc. (a)	5,637	216,404
Meta Platforms, Inc. - Class A (a) (c)	45,380	9,617,837
REA Group, Ltd.	2,389	222,650
Scout24 SE	3,623	214,942
Seek, Ltd.	14,866	240,232
Z Holdings Corp. (b)	117,895	334,530

		34,869,559

IT Services—0.5%
Accenture plc - Class A	12,715	3,634,074
Akamai Technologies, Inc. (a)	3,173	248,446
Bechtle AG	3,726	177,862
Capgemini SE	7,289	1,355,799
Cognizant Technology Solutions Corp. - Class A	10,371	631,905
DXC Technology Co. (a) (b)	4,643	118,675
EPAM Systems, Inc. (a) (b)	1,161	347,139
Fujitsu, Ltd.	8,752	1,182,965
Gartner, Inc. (a)	1,595	519,603
International Business Machines Corp.	18,246	2,391,868
Itochu Techno-Solutions Corp.	4,235	104,314
NEC Corp.	10,966	423,385
Nomura Research Institute, Ltd.	17,755	412,878
NTT Data Corp.	27,843	366,191
Obic Co., Ltd.	3,107	491,246
Otsuka Corp.	5,175	184,009
SCSK Corp.	6,896	100,771
TIS, Inc.	10,162	268,609
VeriSign, Inc. (a)	1,861	393,285
Wix.com, Ltd. (a)	2,578	257,284

		13,610,308

Leisure Products—0.1%
Bandai Namco Holdings, Inc.	26,442	569,500
Hasbro, Inc.	2,620	140,668
Shimano, Inc.	3,247	563,285

Leisure Products—(Continued)
Yamaha Corp.	6,329	244,276

		1,517,729

Life Sciences Tools & Services—0.6%
Agilent Technologies, Inc.	5,974	826,443
Bachem Holding AG - Class B	1,518	152,717
Bio-Rad Laboratories, Inc. - Class A (a)	435	208,374
Bio-Techne Corp.	3,168	235,034
Charles River Laboratories International, Inc. (a)	1,027	207,269
Danaher Corp.	13,222	3,332,473
Eurofins Scientific SE	6,023	404,121
Illumina, Inc. (a)	3,174	738,114
IQVIA Holdings, Inc. (a)	3,748	745,440
Lonza Group AG	3,314	1,993,255
Mettler-Toledo International, Inc. (a)	450	688,594
PerkinElmer, Inc.	2,547	339,413
QIAGEN NV (a)	10,155	461,615
Sartorius Stedim Biotech	1,236	379,799
Thermo Fisher Scientific, Inc.	7,915	4,561,969
Waters Corp. (a)	1,199	371,246
West Pharmaceutical Services, Inc.	1,494	517,626

		16,163,502

Machinery—1.2%
Alfa Laval AB	12,935	462,197
Alstom S.A.	14,303	390,791
Atlas Copco AB - A Shares	119,534	1,515,513
Atlas Copco AB - B Shares	69,462	798,674
Caterpillar, Inc.	10,502	2,403,278
CNH Industrial NV	45,539	696,625
Cummins, Inc.	2,846	679,853
Daifuku Co., Ltd.	13,404	248,561
Daimler Truck Holding AG (a)	20,143	680,288
Deere & Co.	5,543	2,288,594
Dover Corp.	2,832	430,294
Epiroc AB - A Shares	29,348	582,743
Epiroc AB - B Shares	17,204	293,260
FANUC Corp.	42,310	1,525,704
Fortive Corp.	7,140	486,734
GEA Group AG	6,794	309,158
Hitachi Construction Machinery Co., Ltd.	4,745	110,596
Hoshizaki Corp.	4,932	181,913
Husqvarna AB - B Shares	18,512	160,857
IDEX Corp.	1,522	351,628
Illinois Tool Works, Inc.	5,641	1,373,301
Indutrade AB	12,054	256,074
Ingersoll Rand, Inc.	8,172	475,447
Knorr-Bremse AG	3,279	217,979
Komatsu, Ltd.	41,155	1,021,013
Kone Oyj - Class B	15,126	789,012
Kubota Corp.	45,052	682,448
Kurita Water Industries, Ltd.	4,724	216,191
Makita Corp.	10,083	250,810
Metso Outotec Oyj	29,257	319,105
MINEBEA MITSUMI, Inc.	16,015	305,749
MISUMI Group, Inc.	12,760	321,024

BHFTI-10

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Mitsubishi Heavy Industries, Ltd.	14,282	$526,623
NGK Insulators, Ltd. (b)	10,499	138,989
Nordson Corp.	1,085	241,152
Otis Worldwide Corp.	8,407	709,551
PACCAR, Inc.	10,527	770,576
Parker-Hannifin Corp.	2,591	870,861
Pentair plc	3,320	183,496
Rational AG	233	155,947
Sandvik AB	47,449	1,008,357
Schindler Holding AG	1,060	223,847
Schindler Holding AG (Participation Certificate)	1,820	402,602
Sembcorp Marine, Ltd. (a)	2,061,028	184,593
SKF AB - B Shares (b)	16,912	333,723
SMC Corp.	2,549	1,351,472
Snap-on, Inc.	1,073	264,913
Spirax-Sarco Engineering plc	3,284	481,938
Stanley Black & Decker, Inc. (b)	2,986	240,612
Techtronic Industries Co., Ltd.	61,235	668,537
Toyota Industries Corp.	6,565	365,578
VAT Group AG	1,206	435,685
Volvo AB - A Shares	8,834	190,357
Volvo AB - B Shares (b)	67,155	1,385,142
Wartsila Oyj Abp	20,884	197,493
Westinghouse Air Brake Technologies Corp.	3,670	370,890
Xylem, Inc. (b)	3,637	380,794
Yaskawa Electric Corp.	10,706	469,096

		33,378,238

Marine Transportation—0.1%
AP Moller - Maersk A/S - Class A	139	246,113
AP Moller - Maersk A/S - Class B	224	405,938
Kuehne & Nagel International AG	2,419	721,929
Mitsui OSK Lines, Ltd. (b)	15,359	384,347
Nippon Yusen KK (b)	21,579	504,242
SITC International Holdings Co., Ltd.	59,171	127,169

		2,389,738

Media—0.3%
Charter Communications, Inc. - Class A (a)	2,168	775,298
Comcast Corp. - Class A	87,059	3,300,407
CyberAgent, Inc.	18,972	160,834
Dentsu Group, Inc.	9,085	319,977
DISH Network Corp. - Class A (a) (b)	5,072	47,322
Fox Corp. - Class A (b)	6,104	207,841
Fox Corp. - Class B	2,812	88,044
Hakuhodo DY Holdings, Inc.	10,311	116,853
Informa plc	62,873	537,286
Interpublic Group of Cos., Inc. (The) (b)	7,841	291,999
News Corp. - Class A (b)	7,716	133,255
News Corp. - Class B	2,379	41,466
Omnicom Group, Inc.	4,115	388,209
Paramount Global - Class B (b)	10,192	227,383
Publicis Groupe S.A.	10,168	794,382
Vivendi SE	31,789	320,891
WPP plc	47,692	565,828

		8,317,275

Metals & Mining—1.0%
Anglo American plc	56,549	1,871,631
Antofagasta plc	17,667	345,706
ArcelorMittal S.A.	23,439	710,755
BHP Group, Ltd.	225,439	7,150,443
BlueScope Steel, Ltd.	20,469	277,359
Boliden AB	12,200	479,838
Fortescue Metals Group, Ltd.	75,361	1,133,271
Freeport-McMoRan, Inc.	28,845	1,180,049
Glencore plc	458,375	2,636,621
IGO, Ltd.	30,067	258,115
JFE Holdings, Inc.	21,685	275,611
Mineral Resources, Ltd.	7,633	413,608
Newcrest Mining, Ltd.	39,772	712,039
Newmont Corp.	16,018	785,202
Nippon Steel Corp.	35,948	848,393
Norsk Hydro ASA	59,331	443,685
Northern Star Resources, Ltd.	51,144	418,668
Nucor Corp.	5,177	799,691
Pilbara Minerals, Ltd.	112,422	299,916
Rio Tinto plc	50,046	3,391,873
Rio Tinto, Ltd.	16,520	1,330,147
South32, Ltd.	202,368	600,211
Steel Dynamics, Inc.	3,366	380,560
Sumitomo Metal Mining Co., Ltd.	11,039	422,113
voestalpine AG	5,120	174,372

		27,339,877

Multi-Utilities—0.4%
Ameren Corp.	5,217	450,697
CenterPoint Energy, Inc.	12,704	374,260
CMS Energy Corp.	5,857	359,503
Consolidated Edison, Inc. (b)	7,161	685,093
Dominion Energy, Inc.	16,816	940,183
DTE Energy Co.	3,910	428,301
E.ON SE	99,912	1,246,278
Engie S.A.	81,281	1,285,435
National Grid plc	162,888	2,210,982
NiSource, Inc.	8,196	229,160
Public Service Enterprise Group, Inc.	10,069	628,809
Sempra Energy	6,343	958,808
Veolia Environnement S.A.	29,618	915,168
WEC Energy Group, Inc.	6,366	603,433

		11,316,110

Office REITs—0.4%
Alexandria Real Estate Equities, Inc.	17,920	2,250,573
Allied Properties Real Estate Investment Trust	10,929	196,989
Boston Properties, Inc.	16,444	889,949
Brandywine Realty Trust	14,601	69,063
Centuria Office REIT	40,009	38,335
Champion REIT	172,806	74,320
CLS Holdings plc	14,378	23,840
Corporate Office Properties Trust	9,684	229,608
Cousins Properties, Inc.	13,060	279,223
Covivio	6,503	379,186
Cromwell Property Group	122,985	45,816

BHFTI-11

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Office REITs—(Continued)
Daiwa Office Investment Corp.	24	$109,741
Derwent London plc	9,607	279,940
Dexus	140,796	713,381
Douglas Emmett, Inc. (b)	14,634	180,437
Easterly Government Properties, Inc.	7,841	107,735
Gecina S.A.	6,544	680,192
Global One Real Estate Investment Corp.	89	70,176
Great Portland Estates plc	18,607	116,619
Highwoods Properties, Inc.	8,982	208,293
Hudson Pacific Properties, Inc.	11,908	79,188
Ichigo Office REIT Investment Corp.	102	74,424
Inmobiliaria Colonial Socimi S.A.	29,483	186,879
Japan Excellent, Inc.	107	96,756
Japan Prime Realty Investment Corp.	80	210,750
Japan Real Estate Investment Corp. (b)	170	677,474
JBG SMITH Properties	9,231	139,019
Kenedix Office Investment Corp.	65	150,332
Keppel Pacific Oak US REIT	73,400	27,856
Keppel REIT	186,882	124,689
Kilroy Realty Corp. (b)	10,050	325,620
Manulife US Real Estate Investment Trust	138,850	29,917
Mirai Corp.	142	48,246
Mori Hills REIT Investment Corp.	137	152,536
Mori Trust Sogo REIT, Inc.	220	113,698
Nippon Building Fund, Inc.	202	839,922
NSI NV	1,540	38,753
Office Properties Income Trust (b)	4,079	50,172
One REIT, Inc.	22	38,296
Orix JREIT, Inc.	228	289,221
Paramount Group, Inc. (b)	16,107	73,448
Piedmont Office Realty Trust, Inc. - Class A (b)	10,580	77,234
Precinct Properties New Zealand, Ltd.	115,278	91,556
Prime US REIT	55,700	17,845
Prosperity REIT	101,500	25,904
Regional REIT, Ltd. (144A)	38,129	25,522
Sankei Real Estate, Inc.	40	24,879
SL Green Realty Corp. (b)	5,542	130,348
Vornado Realty Trust (b)	15,252	234,423
Workspace Group plc	12,376	66,792

		11,405,115

Oil, Gas & Consumable Fuels—2.1%
Aker BP ASA	14,157	347,365
Ampol, Ltd.	10,513	215,189
APA Corp.	6,488	233,957
BP plc	807,589	5,112,799
Chevron Corp.	35,900	5,857,444
ConocoPhillips	25,147	2,494,834
Coterra Energy, Inc. (b)	15,912	390,480
Devon Energy Corp.	13,192	667,647
Diamondback Energy, Inc. (b)	3,552	480,124
ENEOS Holdings, Inc.	135,385	474,864
Eni S.p.A.	111,256	1,558,451
EOG Resources, Inc.	11,854	1,358,824
EQT Corp. (b)	7,407	236,357
Equinor ASA	42,394	1,205,651

Oil, Gas & Consumable Fuels—(Continued)
Exxon Mobil Corp.	83,110	9,113,843
Galp Energia SGPS S.A.	22,114	250,903
Hess Corp.	5,600	741,104
Idemitsu Kosan Co., Ltd. (b)	9,198	201,151
Inpex Corp.	45,881	488,176
Kinder Morgan, Inc.	39,918	698,964
Marathon Oil Corp.	12,816	307,071
Marathon Petroleum Corp.	9,458	1,275,222
Neste Oyj	18,828	928,646
Occidental Petroleum Corp.	14,674	916,098
OMV AG	6,613	302,867
ONEOK, Inc.	9,020	573,131
Phillips 66	9,538	966,962
Pioneer Natural Resources Co.	4,795	979,331
Repsol S.A.	61,297	943,566
Santos, Ltd.	140,439	648,157
Shell plc	314,085	8,994,041
Targa Resources Corp.	4,568	333,236
TotalEnergies SE (b)	110,729	6,533,316
Valero Energy Corp.	7,780	1,086,088
Washington H Soul Pattinson & Co., Ltd.	9,554	193,611
Williams Cos., Inc. (The)	24,580	733,959
Woodside Energy Group, Ltd.	84,498	1,903,927

		59,747,356

Paper & Forest Products—0.1%
Holmen AB - B Shares	4,268	164,457
Mondi plc	21,421	339,530
Oji Holdings Corp.	35,801	141,751
Stora Enso Oyj - R Shares	24,314	316,399
Svenska Cellulosa AB SCA - Class B (b)	26,729	351,516
UPM-Kymmene Oyj	23,752	797,629

		2,111,282

Passenger Airlines—0.1%
Alaska Air Group, Inc. (a) (b)	2,560	107,418
American Airlines Group, Inc. (a)	13,115	193,446
ANA Holdings, Inc. (a) (b)	7,050	153,108
Delta Air Lines, Inc. (a)	12,940	451,865
Deutsche Lufthansa AG (a)	26,370	293,403
Japan Airlines Co., Ltd.	6,364	124,091
Qantas Airways, Ltd. (a)	40,771	181,123
Singapore Airlines, Ltd.	59,112	254,936
Southwest Airlines Co.	11,982	389,894
United Airlines Holdings, Inc. (a)	6,598	291,962

		2,441,246

Personal Care Products—0.5%
Beiersdorf AG	4,487	583,732
Estee Lauder Cos., Inc. (The) - Class A	4,667	1,150,229
Haleon plc	226,025	901,736
Kao Corp.	20,734	809,597
Kobayashi Pharmaceutical Co., Ltd.	2,320	141,726
Kose Corp.	1,513	179,707
L’Oreal S.A.	10,749	4,809,123

BHFTI-12

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Personal Care Products—(Continued)
Shiseido Co., Ltd.	17,801	$835,449
Unilever plc	112,811	5,844,493

		15,255,792

Pharmaceuticals—3.2%
Astellas Pharma, Inc.	81,699	1,162,118
AstraZeneca plc	68,957	9,571,237
Bayer AG	43,720	2,784,791
Bristol-Myers Squibb Co.	42,907	2,973,884
Catalent, Inc. (a)	3,632	238,659
Chugai Pharmaceutical Co., Ltd.	29,889	738,754
Daiichi Sankyo Co., Ltd.	77,982	2,846,083
Eisai Co., Ltd.	11,218	638,292
Eli Lilly and Co.	15,916	5,465,873
GSK plc	181,007	3,228,327
Hikma Pharmaceuticals plc	7,286	150,836
Ipsen S.A.	1,708	188,261
Johnson & Johnson	52,762	8,178,110
Kyowa Kirin Co., Ltd.	11,911	259,856
Merck & Co., Inc.	51,166	5,443,551
Merck KGaA	5,752	1,069,414
Nippon Shinyaku Co., Ltd.	2,169	95,652
Novartis AG	96,274	8,838,423
Novo Nordisk A/S - Class B	73,671	11,691,042
Ono Pharmaceutical Co., Ltd.	16,219	338,368
Organon & Co.	5,133	120,728
Orion Oyj - Class B	4,828	215,882
Otsuka Holdings Co., Ltd.	17,392	554,501
Pfizer, Inc.	113,281	4,621,865
Recordati Industria Chimica e Farmaceutica S.p.A.	4,733	200,311
Roche Holding AG	31,266	8,947,935
Roche Holding AG (Bearer Shares)	1,193	358,769
Sanofi	50,766	5,528,526
Shionogi & Co., Ltd.	11,796	533,563
Takeda Pharmaceutical Co., Ltd.	66,894	2,197,176
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	48,998	433,632
UCB S.A.	5,636	503,971
Viatris, Inc.	24,473	235,430
Zoetis, Inc.	9,406	1,565,535

		91,919,355

Professional Services—0.6%
Adecco Group AG	7,206	262,275
Automatic Data Processing, Inc.	8,372	1,863,858
BayCurrent Consulting, Inc.	5,949	246,841
Broadridge Financial Solutions, Inc.	2,374	347,957
Bureau Veritas S.A.	13,150	377,857
Computershare, Ltd.	23,971	347,456
CoStar Group, Inc. (a)	8,207	565,052
Equifax, Inc. (b)	2,471	501,218
Experian plc	40,996	1,349,392
Intertek Group plc	7,225	362,125
Jacobs Solutions, Inc.	2,575	302,588
Leidos Holdings, Inc.	2,759	253,994
Nihon M&A Center Holdings, Inc.	13,371	100,204
Paychex, Inc.	6,473	741,741

Professional Services—(Continued)
Persol Holdings Co., Ltd.	7,832	157,467
Randstad NV (b)	5,358	318,081
Recruit Holdings Co., Ltd.	64,153	1,778,167
RELX plc	85,236	2,759,291
Robert Half International, Inc.	2,190	176,448
SGS S.A.	284	623,947
Teleperformance	2,631	635,468
Verisk Analytics, Inc.	3,156	605,510
Wolters Kluwer NV	11,460	1,446,126

		16,123,063

Real Estate Management & Development—0.9%
Abrdn European Logistics Income plc (144A)	33,926	28,683
ADLER Group S.A. (144A) (a)	7,892	7,738
Aeon Mall Co., Ltd.	10,270	134,706
Allreal Holding AG	1,285	216,938
Amot Investments, Ltd.	14,548	74,130
Aroundtown S.A. (b)	103,829	147,842
Atrium Ljungberg AB - B Shares	3,874	63,294
Azrieli Group, Ltd.	5,143	296,340
CA Immobilien Anlagen AG (a)	3,558	95,694
Capitaland Investment, Ltd.	335,935	933,812
Castellum AB (b)	22,253	259,453
Catena AB	2,877	106,644
CBRE Group, Inc. - Class A (a) (b)	6,376	464,237
Cibus Nordic Real Estate AB	4,132	43,165
City Developments, Ltd.	58,648	325,769
Citycon Oyj	6,259	42,761
CK Asset Holdings, Ltd.	256,865	1,556,174
Corem Property Group AB - Class B	58,172	40,684
Daito Trust Construction Co., Ltd.	2,787	278,151
Daiwa House Industry Co., Ltd.	26,686	628,638
Deutsche Euroshop AG	1,004	20,979
Deutsche Wohnen SE	4,246	83,303
DIC Asset AG	4,500	38,680
Dios Fastigheter AB	7,631	50,727
Entra ASA (144A)	4,729	45,824
ESR Group, Ltd.	87,988	157,229
Fabege AB	21,722	167,182
Fastighets AB Balder - B Shares (a)	81,918	337,177
Grainger plc	63,127	181,647
Grand City Properties S.A.	8,179	57,956
Hang Lung Properties, Ltd.	89,322	167,453
Heiwa Real Estate Co., Ltd.	2,758	78,907
Helical plc	8,814	32,625
Henderson Land Development Co., Ltd.	64,076	221,833
Hiag Immobilien Holding AG	284	24,739
Hongkong Land Holdings, Ltd.	145,460	640,608
Hufvudstaden AB - A Shares	9,278	126,049
Hulic Co., Ltd.	52,780	433,677
Hysan Development Co., Ltd.	52,589	149,836
Intershop Holding AG	107	77,915
Kennedy-Wilson Holdings, Inc.	10,138	168,189
Kojamo Oyj (b)	16,893	199,334
LEG Immobilien SE	9,763	534,566
Lendlease Corp Ltd	30,405	148,168

BHFTI-13

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Lifestyle Communities, Ltd.	8,112	$86,796
Mitsubishi Estate Co., Ltd.	146,601	1,750,259
Mitsui Fudosan Co., Ltd.	119,147	2,239,080
Mobimo Holding AG	616	160,540
New World Development Co., Ltd.	188,782	509,188
Nomura Real Estate Holdings, Inc.	14,664	324,707
NP3 Fastigheter AB	2,388	43,179
Nyfosa AB	15,721	109,437
Pandox AB (a)	7,615	95,237
Peach Property Group AG	988	13,220
Phoenix Spree Deutschland, Ltd.	8,000	18,311
Platzer Fastigheter Holding AB - Class B	4,641	36,046
PSP Swiss Property AG	3,902	443,439
Sagax AB - Class B	23,293	538,354
Samhallsbyggnadsbolaget i Norden AB (b)	95,807	131,351
Shurgard Self Storage, Ltd	2,144	102,565
Sino Land Co., Ltd.	481,062	651,574
Sirius Real Estate, Ltd.	99,690	94,510
Stendorren Fastigheter AB (a)	1,200	20,056
StorageVault Canada, Inc. (b)	20,591	93,547
Sumitomo Realty & Development Co., Ltd.	48,105	1,085,087
Sun Hung Kai Properties, Ltd.	187,690	2,639,847
Swire Pacific, Ltd. - Class A	21,208	163,327
Swire Properties, Ltd.	142,976	369,309
Swiss Prime Site AG	9,944	827,853
TAG Immobilien AG	13,119	90,738
Tokyo Tatemono Co., Ltd.	17,159	209,442
Tricon Residential, Inc.	20,991	162,772
UOL Group, Ltd.	63,218	330,589
VGP NV	887	79,440
Vonovia SE	93,243	1,753,475
Wallenstam AB - Class B	28,912	109,720
Wharf Real Estate Investment Co., Ltd.	207,948	1,202,695
Wihlborgs Fastigheter AB	22,986	176,208

		26,551,354

Residential REITs—0.7%
Advance Residence Investment Corp.	112	267,348
American Homes 4 Rent - Class A (b)	26,628	837,451
Apartment Income REIT Corp.	12,925	462,844
Apartment Investment & Management Co. - Class A	12,846	98,786
AvalonBay Communities, Inc.	14,948	2,512,161
Boardwalk Real Estate Investment Trust (b)	3,206	130,802
Camden Property Trust	11,111	1,164,877
Canadian Apartment Properties (b)	14,653	514,020
Centerspace	1,302	71,128
Civitas Social Housing plc	52,963	35,130
Comforia Residential REIT, Inc.	59	140,521
Daiwa Securities Living Investments Corp.	179	146,981
Elme Communities	7,509	134,111
Empiric Student Property plc	50,822	56,499
Equity LifeStyle Properties, Inc. (b)	15,395	1,033,466
Equity Residential	38,962	2,337,720
Essex Property Trust, Inc.	6,877	1,438,256
Home Invest Belgium S.A.	800	17,899
Home Reit plc (d) (e)	72,879	34,208

Residential REITs—(Continued)
Independence Realty Trust, Inc.	19,299	309,363
Ingenia Communities Group	31,956	81,187
InterRent Real Estate Investment Trust (b)	11,321	112,163
Invitation Homes, Inc.	64,551	2,015,928
Irish Residential Properties REIT plc	38,507	38,834
Kenedix Residential Next Investment Corp.	92	142,159
Killam Apartment Real Estate Investment Trust	9,830	124,812
Mid-America Apartment Communities, Inc.	12,266	1,852,657
NexPoint Residential Trust, Inc.	1,905	83,191
Nippon Accommodations Fund, Inc.	41	184,858
PRS REIT plc (The)	44,729	44,644
Residential Secure Income plc (144A)	16,050	12,555
Samty Residential Investment Corp.	38	32,010
Starts Proceed Investment Corp.	22	37,795
Sun Communities, Inc.	10,557	1,487,270
Triple Point Social Housing REIT plc (144A)	31,633	16,684
UDR, Inc.	34,562	1,419,116
UNITE Group plc (The)	27,644	328,037
Veris Residential, Inc. (a)	7,407	108,438
Xior Student Housing NV	2,362	79,631

		19,945,540

Retail REITs—1.0%
Acadia Realty Trust (b)	8,014	111,795
AEON REIT Investment Corp.	153	167,457
Agree Realty Corp.	7,554	518,280
Ascencio	442	23,375
Brixmor Property Group, Inc.	25,827	555,797
BWP Trust	42,148	107,010
Capital & Counties Properties plc	117,725	166,941
CapitaLand Integrated Commercial Trust	672,967	1,004,855
Carmila S.A.	4,917	73,826
Charter Hall Retail REIT	42,524	107,548
Choice Properties Real Estate Investment Trust	22,193	238,433
Crombie Real Estate Investment Trust	8,920	100,585
Eurocommercial Properties NV	4,423	100,775
Federal Realty Investment Trust	8,453	835,410
First Capital Real Estate Investment Trust	18,287	212,841
Fortune Real Estate Investment Trust	118,680	98,402
Frasers Centrepoint Trust	93,500	161,339
Frontier Real Estate Investment Corp.	42	150,413
Fukuoka REIT Corp.	63	76,976
Getty Realty Corp. (b)	3,602	129,780
Hamborner REIT AG	6,133	48,624
Hammerson plc	336,578	108,587
HomeCo Daily Needs	149,993	116,306
Immobiliare Grande Distribuzione SIIQ S.p.A.	5,621	17,264
InvenTrust Properties Corp. (b)	5,802	135,767
Japan Metropolitan Fund Investment Corp.	911	664,799
Kenedix Retail REIT Corp.	53	93,858
Kimco Realty Corp.	64,790	1,265,349
Kite Realty Group Trust (b)	18,729	391,811
Kiwi Property Group, Ltd.	136,216	77,643
Klepierre S.A. (b)	25,721	583,281
Lendlease Global Commercial.	158,324	81,090
Link REIT	331,013	2,122,811

BHFTI-14

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Retail REITs—(Continued)
Macerich Co. (The) (b)	18,528	$196,397
Mapletree Pan Asia Commercial Trust	302,364	410,686
Mercialys S.A.	7,654	78,342
National Retail Properties, Inc.	15,678	692,184
Necessity Retail REIT, Inc. (The)	11,492	72,170
NETSTREIT Corp. (b)	4,700	85,916
NewRiver REIT plc	26,376	25,711
PARAGON REIT	93,300	66,304
Phillips Edison & Co., Inc. (b)	10,050	327,831
Primaris Real Estate Investment Trust (b)	8,389	83,859
Realty Income Corp.	67,033	4,244,530
Regency Centers Corp.	17,935	1,097,263
Region RE, Ltd.	99,555	157,099
Retail Estates NV	951	67,283
Retail Opportunity Investments Corp.	10,343	144,388
RioCan Real Estate Investment Trust	25,896	390,691
RPT Realty (b)	7,269	69,128
Scentre Group	679,062	1,259,950
Simon Property Group, Inc.	34,862	3,903,498
SITE Centers Corp.	16,489	202,485
SmartCentres Real Estate Investment Trust	11,192	220,031
Spirit Realty Capital, Inc.	12,019	478,837
Starhill Global REIT	123,650	48,438
Supermarket Income Reit plc	107,450	115,112
Tanger Factory Outlet Centers, Inc. (b)	8,726	171,291
Unibail-Rodamco-Westfield (a)	14,194	764,674
Urban Edge Properties (b)	9,802	147,618
Vastned Retail NV	1,485	34,264
Vicinity, Ltd.	497,667	651,815
Waypoint REIT, Ltd.	58,253	101,317
Wereldhave NV	3,443	53,153

		27,011,293

Semiconductors & Semiconductor Equipment—2.4%
Advanced Micro Devices, Inc. (a)	32,539	3,189,147
Advantest Corp.	8,098	750,285
Analog Devices, Inc.	10,380	2,047,144
Applied Materials, Inc.	17,362	2,132,574
ASM International NV	2,087	847,515
ASML Holding NV	17,941	12,258,994
Broadcom, Inc.	8,173	5,243,306
Disco Corp.	3,822	444,676
Enphase Energy, Inc. (a) (b)	2,743	576,798
First Solar, Inc. (a)	2,001	435,218
Infineon Technologies AG	58,116	2,375,467
Intel Corp.	83,286	2,720,954
KLA Corp.	2,860	1,141,626
Lam Research Corp.	2,752	1,458,890
Lasertec Corp.	3,357	595,136
Microchip Technology, Inc. (b)	11,100	929,958
Micron Technology, Inc.	21,940	1,323,860
Monolithic Power Systems, Inc.	900	450,486
NVIDIA Corp.	50,250	13,957,943
NXP Semiconductors NV (b)	5,230	975,264
ON Semiconductor Corp. (a)	8,727	718,407
Qorvo, Inc. (a)	2,046	207,812

Semiconductors & Semiconductor Equipment—(Continued)
QUALCOMM, Inc.	22,623	2,886,242
Renesas Electronics Corp. (a)	52,293	759,225
Rohm Co., Ltd.	3,925	326,935
Skyworks Solutions, Inc.	3,238	382,019
SolarEdge Technologies, Inc. (a)	1,128	342,856
STMicroelectronics NV	30,416	1,627,139
SUMCO Corp.	15,448	232,371
Teradyne, Inc.	3,143	337,904
Texas Instruments, Inc.	18,315	3,406,773
Tokyo Electron, Ltd.	19,764	2,416,581
Tower Semiconductor, Ltd. (a)	4,943	210,638

		67,710,143

Software—2.7%
Adobe, Inc. (a)	9,382	3,615,541
ANSYS, Inc. (a)	1,758	585,062
Autodesk, Inc. (a)	4,356	906,745
Cadence Design Systems, Inc. (a)	5,536	1,163,058
Ceridian HCM Holding, Inc. (a) (b)	3,100	226,982
Check Point Software Technologies, Ltd. (a)	4,465	580,450
CyberArk Software, Ltd. (a)	1,831	270,951
Dassault Systemes SE	29,662	1,225,039
Fair Isaac Corp. (a)	509	357,669
Fortinet, Inc. (a)	13,086	869,696
Gen Digital, Inc.	11,699	200,755
Intuit, Inc.	5,688	2,535,881
Microsoft Corp. (c)	150,437	43,370,987
Nemetschek SE	2,626	180,052
Nice, Ltd. (a)	2,828	643,736
Oracle Corp.	31,014	2,881,821
Oracle Corp. Japan	1,769	127,676
Paycom Software, Inc. (a)	981	298,234
PTC, Inc. (a)	2,133	273,515
Roper Technologies, Inc.	2,140	943,077
Sage Group plc (The)	44,983	431,013
Salesforce, Inc. (a)	20,181	4,031,760
SAP SE	46,471	5,845,922
ServiceNow, Inc. (a)	4,077	1,894,663
Synopsys, Inc. (a)	3,086	1,191,967
Temenos AG	2,889	201,096
Trend Micro, Inc.	6,003	294,310
Tyler Technologies, Inc. (a)	840	297,898
WiseTech Global, Ltd.	6,611	290,452
Xero, Ltd. (a)	6,048	366,025

		76,102,033

Specialized REITs—1.1%
American Tower Corp.	9,396	1,919,979
Arena REIT	27,976	68,363
Big Yellow Group plc	14,653	211,940
Charter Hall Social Infrastructure REIT	28,676	57,537
Crown Castle, Inc.	8,739	1,169,628
CubeSmart	19,351	894,403
Digital Realty Trust, Inc.	30,682	3,016,347
EPR Properties	6,394	243,611
Equinix, Inc.	9,883	7,126,038

BHFTI-15

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialized REITs—(Continued)
Extra Space Storage, Inc.	14,190	$2,311,977
Four Corners Property Trust, Inc. (b)	7,158	192,264
Gaming and Leisure Properties, Inc.	21,134	1,100,236
Iron Mountain, Inc. (b)	5,867	310,423
Keppel DC REIT	110,607	171,763
Life Storage, Inc.	7,306	957,744
National Storage Affiliates Trust	7,334	306,414
National Storage REIT	99,893	168,965
Public Storage	16,750	5,060,845
Safehold, Inc.	2,315	67,992
Safestore Holdings plc	18,295	214,525
SBA Communications Corp.	2,179	568,871
VICI Properties, Inc.	106,274	3,466,658
Weyerhaeuser Co.	14,851	447,461

		30,053,984

Specialty Retail—0.7%
Advance Auto Parts, Inc.	1,213	147,513
AutoZone, Inc. (a)	383	941,472
Bath & Body Works, Inc.	4,609	168,597
Best Buy Co., Inc.	4,044	316,524
CarMax, Inc. (a) (b)	3,189	204,989
Fast Retailing Co., Ltd.	7,789	1,702,997
H & M Hennes & Mauritz AB - B Shares	32,220	460,061
Hikari Tsushin, Inc.	930	130,803
Home Depot, Inc. (The)	20,660	6,097,179
Industria de Diseno Textil S.A.	48,544	1,630,246
JD Sports Fashion plc	113,781	250,514
Kingfisher plc	86,166	278,412
Lowe’s Cos., Inc.	12,526	2,504,824
Nitori Holdings Co., Ltd.	3,575	431,033
O’Reilly Automotive, Inc. (a)	1,263	1,072,262
Ross Stores, Inc.	7,004	743,335
TJX Cos., Inc. (The)	23,431	1,836,053
Tractor Supply Co. (b)	2,229	523,904
Ulta Beauty, Inc. (a)	1,034	564,223
USS Co., Ltd.	9,070	157,214
Zalando SE (a)	10,017	419,203
ZOZO, Inc.	5,499	125,756

		20,707,114

Technology Hardware, Storage & Peripherals—1.9%
Apple, Inc.	301,775	49,762,698
Brother Industries, Ltd.	10,234	154,369
Canon, Inc.	44,516	998,580
FUJIFILM Holdings Corp.	16,032	814,409
Hewlett Packard Enterprise Co.	25,967	413,654
HP, Inc.	17,864	524,308
Logitech International S.A.	7,731	449,158
NetApp, Inc. (b)	4,387	280,110
Ricoh Co., Ltd.	24,201	181,546
Seagate Technology Holdings plc	3,875	256,215
Seiko Epson Corp. (b)	12,341	175,598
Western Digital Corp. (a)	6,410	241,465

		54,252,110

Textiles, Apparel & Luxury Goods—1.0%
Adidas AG	7,210	1,273,006
Burberry Group plc	17,152	548,825
Cie Financiere Richemont S.A. - Class A	23,230	3,723,789
Hermes International	1,410	2,856,112
Kering S.A.	3,333	2,175,304
LVMH Moet Hennessy Louis Vuitton SE	12,318	11,288,927
Moncler S.p.A.	9,135	631,405
NIKE, Inc. - Class B	25,421	3,117,632
Pandora A/S	4,060	389,088
Puma SE	4,746	292,704
Ralph Lauren Corp. (b)	829	96,719
Swatch Group AG (The)	2,404	152,320
Swatch Group AG (The) - Bearer Shares	1,292	444,244
Tapestry, Inc.	4,863	209,644
VF Corp.	6,665	152,695

		27,352,414

Tobacco—0.4%
Altria Group, Inc.	36,167	1,613,772
British American Tobacco plc	94,639	3,316,598
Imperial Brands plc	39,844	916,298
Japan Tobacco, Inc.	53,402	1,127,137
Philip Morris International, Inc.	31,284	3,042,369

		10,016,174

Trading Companies & Distributors—0.5%
AerCap Holdings NV (a)	7,386	415,315
Ashtead Group plc	19,542	1,197,302
Brenntag SE	6,885	516,867
Bunzl plc	15,030	567,929
Fastenal Co.	11,559	623,493
IMCD NV	2,547	416,852
ITOCHU Corp.	52,898	1,722,517
Marubeni Corp.	68,817	935,466
Mitsubishi Corp.	55,762	2,004,764
Mitsui & Co., Ltd.	63,781	1,987,732
MonotaRO Co., Ltd.	11,059	139,030
Reece, Ltd.	9,974	116,653
Sumitomo Corp.	50,128	887,833
Toyota Tsusho Corp.	9,495	404,713
United Rentals, Inc.	1,399	553,668
WW Grainger, Inc.	908	625,440

		13,115,574

Transportation Infrastructure—0.1%
Aena SME S.A. (a)	3,341	540,962
Aeroports de Paris (a)	1,347	192,491
Auckland International Airport, Ltd. (a)	55,230	300,670
Getlink SE	19,411	320,420
Transurban Group	136,840	1,302,265

		2,656,808

Water Utilities—0.0%
American Water Works Co., Inc.	3,669	537,472
Severn Trent plc	11,243	399,335

BHFTI-16

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Water Utilities—(Continued)
United Utilities Group plc	30,083	$393,389

		1,330,196

Wireless Telecommunication Services—0.3%
KDDI Corp.	71,733	2,215,224
SoftBank Corp. (b)	127,822	1,474,471
SoftBank Group Corp.	53,673	2,112,790
T-Mobile U.S., Inc. (a) (b)	12,052	1,745,612
Tele2 AB - B Shares	25,041	249,470
Vodafone Group plc	1,159,816	1,281,930

		9,079,497

Total Common Stocks (Cost $1,072,717,818)		1,507,584,356

U.S. Treasury & Government Agencies—30.3%

Federal Agencies—0.9%
Federal Home Loan Bank 2.500%, 02/13/24	2,175,000	2,132,853
Federal Home Loan Mortgage Corp. 2.750%, 06/19/23	9,329,000	9,287,600
6.250%, 07/15/32 (b)	2,364,000	2,818,015
Federal National Mortgage Association 2.875%, 09/12/23	8,502,000	8,425,216
6.625%, 11/15/30 (b)	1,525,000	1,806,773
7.250%, 05/15/30	1,788,000	2,174,400

		26,644,857

U.S. Treasury—29.4%
U.S. Treasury Bonds
1.125%, 05/15/40 (b)	21,074,300	14,023,465
1.250%, 05/15/50	3,823,500	2,222,708
2.250%, 08/15/46	19,880,600	15,002,864
2.250%, 08/15/49	4,197,400	3,156,084
2.250%, 02/15/52	15,608,800	11,639,531
2.375%, 11/15/49	4,579,300	3,537,330
2.375%, 05/15/51	24,855,800	19,086,536
2.500%, 02/15/45	5,470,900	4,365,394
2.750%, 08/15/47 (b)	2,337,700	1,943,122
2.875%, 05/15/43	5,417,100	4,680,501
2.875%, 08/15/45 (b)	29,768,500	25,366,018
2.875%, 05/15/49	3,659,800	3,131,702
2.875%, 05/15/52 (b)	9,094,300	7,779,889
3.000%, 05/15/45	1,329,600	1,157,739
3.000%, 02/15/47 (b)	3,206,300	2,790,107
3.000%, 05/15/47 (b)	3,558,700	3,097,042
3.000%, 02/15/48	1,975,100	1,722,812
3.000%, 08/15/48	9,323,800	8,141,936
3.000%, 02/15/49	2,720,900	2,381,850
3.125%, 11/15/41	703,800	641,558
3.125%, 02/15/43	8,508,800	7,650,608
3.625%, 08/15/43	11,965,600	11,614,110
3.750%, 08/15/41	3,613,400	3,607,613

U.S. Treasury—(Continued)
U.S. Treasury Bonds
3.750%, 11/15/43	487,200	481,224
4.000%, 11/15/52	3,324,500	3,528,126
4.375%, 05/15/41 (b)	530,600	577,235
4.500%, 08/15/39	301,900	335,251
5.250%, 11/15/28	10,124,300	10,956,786
5.500%, 08/15/28 (b)	5,597,100	6,098,871
6.000%, 02/15/26 (g)	31,745,700	33,625,641
6.125%, 11/15/27	18,628,100	20,584,050
6.250%, 05/15/30	854,700	998,530
6.375%, 08/15/27	2,592,500	2,871,903
6.875%, 08/15/25	2,470,400	2,638,117
U.S. Treasury Notes
0.250%, 08/31/25	30,093,100	27,566,925
0.250%, 09/30/25 (b)	3,735,900	3,418,786
0.375%, 04/30/25	11,201,100	10,389,020
0.375%, 12/31/25	11,063,100	10,083,843
0.375%, 01/31/26	27,091,900	24,593,307
0.500%, 02/28/26 (b)	11,035,000	10,029,349
0.625%, 08/15/30	4,004,800	3,263,443
0.750%, 04/30/26	6,627,600	6,041,989
0.750%, 05/31/26	9,318,100	8,475,831
0.875%, 09/30/26	9,132,700	8,270,801
1.125%, 10/31/26 (b)	9,196,500	8,387,855
1.250%, 12/31/26	6,774,600	6,188,174
1.375%, 11/15/31	7,259,500	6,127,472
1.500%, 08/15/26 (b)	2,030,700	1,884,823
1.500%, 01/31/27 (b)	6,697,800	6,166,162
1.500%, 02/15/30 (b)	6,315,400	5,536,336
1.625%, 02/15/26	11,760,100	11,060,007
1.625%, 08/15/29	9,431,400	8,412,367
1.625%, 05/15/31	25,068,500	21,787,072
1.750%, 11/15/29	11,386,000	10,225,162
1.875%, 02/28/27	13,519,000	12,614,389
1.875%, 02/15/32	19,871,900	17,440,697
2.000%, 02/15/25 (b)	23,431,200	22,526,902
2.000%, 08/15/25	16,706,400	15,982,674
2.000%, 11/15/26	33,782,600	31,771,480
2.125%, 11/30/23	4,198,800	4,128,273
2.125%, 05/15/25 (b) (g)	44,542,400	42,819,862
2.250%, 11/15/25	9,040,300	8,674,097
2.250%, 02/15/27	9,640,500	9,133,244
2.250%, 08/15/27	31,517,500	29,731,098
2.250%, 11/15/27	33,211,800	31,239,849
2.375%, 08/15/24	1,865,100	1,815,413
2.375%, 05/15/27	46,256,900	43,935,021
2.375%, 05/15/29 (b)	18,512,900	17,272,680
2.500%, 01/31/24	3,936,400	3,864,438
2.625%, 02/15/29	8,538,200	8,095,948
2.750%, 02/15/28	6,353,100	6,102,450
2.750%, 08/15/32	11,079,600	10,426,942
2.875%, 05/15/28	3,859,700	3,723,103
2.875%, 05/15/32	26,193,900	24,927,179
3.125%, 11/15/28	9,904,400	9,655,242

BHFTI-17

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.500%, 02/15/33	3,246,900	$3,251,973
3.625%, 03/31/28	5,856,200	5,865,808
3.875%, 12/31/27	8,008,100	8,092,248
4.000%, 02/29/28 (b)	3,968,200	4,039,814
4.125%, 10/31/27	5,838,000	5,949,971
4.125%, 11/15/32	9,781,100	10,277,796

		832,703,568

Total U.S. Treasury & Government Agencies (Cost $920,574,868)		859,348,425

Foreign Government—9.7%

Sovereign—9.7%
Australia Government Bonds 1.750%, 06/21/51 (AUD)	237,000	102,187
2.500%, 05/21/30 (AUD)	5,507,000	3,520,393
3.250%, 04/21/29 (AUD)	1,346,000	906,819
3.750%, 04/21/37 (AUD)	1,486,000	1,015,982
4.750%, 04/21/27 (AUD)	1,450,000	1,033,910
Bundesrepublik Deutschland Bundesanleihe Zero Coupon, 02/15/31 (EUR)	2,993,000	2,724,291
Zero Coupon, 08/15/31 (EUR)	3,058,000	2,753,588
Zero Coupon, 08/15/50 (EUR)	1,916,000	1,119,158
0.500%, 02/15/26 (EUR)	10,966,518	11,236,137
1.250%, 08/15/48 (EUR)	404,000	349,448
2.500%, 07/04/44 (EUR)	1,063,600	1,172,276
3.250%, 07/04/42 (EUR)	702,500	854,603
4.250%, 07/04/39 (EUR)	1,677,500	2,255,585
5.500%, 01/04/31 (EUR)	2,832,600	3,765,528
Canadian Government Bonds 1.500%, 06/01/26 (CAD)	1,477,000	1,037,255
3.500%, 12/01/45 (CAD)	2,295,000	1,809,221
5.750%, 06/01/29 (CAD)	5,971,000	5,124,147
Denmark Government Bonds 0.500%, 11/15/29 (DKK)	4,004,000	511,243
4.500%, 11/15/39 (DKK)	4,060,000	736,044
Finland Government Bonds 0.125%, 09/15/31 (144A) (EUR)	729,000	630,150
0.500%, 04/15/26 (144A) (EUR)	1,288,000	1,312,506
1.375%, 04/15/47 (144A) (EUR)	462,000	370,473
French Republic Government Bond OAT Zero Coupon, 05/25/32 (EUR)	338,000	285,129
0.500%, 05/25/25 (EUR)	3,110,000	3,214,010
0.500%, 05/25/26 (EUR)	7,888,399	7,995,541
1.250%, 05/25/36 (144A) (EUR)	4,886,800	4,265,735
1.500%, 05/25/50 (144A) (EUR)	1,512,000	1,140,328
2.250%, 05/25/24 (EUR)	2,032,800	2,184,995
2.500%, 05/25/30 (EUR)	11,069,117	11,878,361
3.250%, 05/25/45 (EUR)	4,228,900	4,616,327
4.000%, 04/25/60 (EUR)	292,000	366,117
Ireland Government Bonds 0.200%, 10/18/30 (EUR)	1,530,000	1,381,544
2.000%, 02/18/45 (EUR)	483,000	425,602
5.400%, 03/13/25 (EUR)	1,140,800	1,300,220

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro 0.950%, 09/15/27 (EUR)	520,000	505,802
1.500%, 04/30/45 (144A) (EUR)	232,000	152,035
1.650%, 03/01/32 (144A) (EUR)	5,088,000	4,586,089
1.800%, 03/01/41 (144A) (EUR)	529,000	394,935
3.750%, 09/01/24 (EUR)	9,653,000	10,541,142
3.850%, 09/01/49 (144A) (EUR)	2,727,000	2,712,911
5.000%, 08/01/39 (144A) (EUR)	2,969,000	3,457,501
5.250%, 11/01/29 (EUR)	9,596,200	11,359,742
Japan Government Forty Year Bond 1.700%, 03/20/54 (JPY)	63,950,000	530,731
Japan Government Ten Year Bonds 0.100%, 09/20/26 (JPY)	605,100,000	4,576,110
0.100%, 12/20/29 (JPY)	767,550,000	5,741,754
0.100%, 06/20/31 (JPY)	501,750,000	3,712,402
0.500%, 12/20/24 (JPY)	1,601,350,000	12,181,959
Japan Government Thirty Year Bonds 0.400%, 12/20/49 (JPY)	513,900,000	3,134,413
0.500%, 09/20/46 (JPY)	1,021,600,000	6,692,201
0.700%, 06/20/51 (JPY)	741,650,000	4,836,100
0.700%, 12/20/51 (JPY)	120,200,000	781,746
1.800%, 09/20/43 (JPY)	85,900,000	733,878
1.900%, 09/20/42 (JPY)	436,950,000	3,798,824
2.300%, 03/20/40 (JPY)	571,750,000	5,237,837
Japan Government Twenty Year Bonds 0.500%, 09/20/36 (JPY)	732,900,000	5,389,320
0.500%, 12/20/41 (JPY)	141,200,000	973,804
1.500%, 03/20/33 (JPY)	230,600,000	1,917,345
1.700%, 12/20/31 (JPY)	195,350,000	1,646,722
1.700%, 09/20/32 (JPY)	125,600,000	1,063,610
1.700%, 09/20/33 (JPY)	418,500,000	3,547,770
2.100%, 06/20/29 (JPY)	555,050,000	4,679,392
Japan Government Two Year Bonds 0.005%, 09/01/23 (JPY)	968,100,000	7,296,605
0.005%, 04/01/24 (JPY)	1,369,200,000	10,323,938
Kingdom of Belgium Government Bonds 0.900%, 06/22/29 (144A) (EUR)	2,970,000	2,896,813
1.600%, 06/22/47 (144A) (EUR)	1,293,400	1,004,496
2.600%, 06/22/24 (144A) (EUR)	1,391,195	1,503,084
4.250%, 03/28/41 (144A) (EUR)	1,164,123	1,423,295
5.000%, 03/28/35 (144A) (EUR)	962,000	1,237,445
Mexican Bonos 10.000%, 11/20/36 (MXN)	39,667,100	2,402,391
Netherlands Government Bonds
Zero Coupon, 07/15/31 (144A) (EUR)	1,730,000	1,519,788
Zero Coupon, 01/15/52 (144A) (EUR)	313,000	165,600
2.750%, 01/15/47 (144A) (EUR)	486,000	534,976
3.750%, 01/15/42 (144A) (EUR)	905,600	1,123,902
5.500%, 01/15/28 (144A) (EUR)	2,276,500	2,788,858
Norway Government Bonds 1.250%, 09/17/31 (144A) (NOK)	4,362,000	363,224
3.000%, 03/14/24 (144A) (NOK)	10,370,000	987,031
Republic of Austria Government Bonds
Zero Coupon, 02/20/31 (144A) (EUR)	1,780,000	1,541,340
0.750%, 10/20/26 (144A) (EUR)	1,522,000	1,543,484
3.150%, 06/20/44 (144A) (EUR)	1,328,000	1,468,703

BHFTI-18

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Shares/ Principal Amount*	Value

Sovereign—(Continued)
Republic of Austria Government Bonds
4.150%, 03/15/37 (144A) (EUR)	267,000	$323,327
Republic of Poland Government Bond 5.750%, 04/25/29 (PLN)	6,492,000	1,484,745
Singapore Government Bonds 2.125%, 06/01/26 (SGD)	1,024,000	748,686
2.750%, 03/01/46 (SGD)	550,000	416,592
3.375%, 09/01/33 (SGD)	731,000	569,618
Spain Government Bonds 0.350%, 07/30/23 (EUR)	2,380,000	2,557,926
1.000%, 10/31/50 (144A) (EUR)	1,318,000	764,753
1.450%, 10/31/27 (144A) (EUR)	1,403,000	1,425,135
1.950%, 07/30/30 (144A) (EUR)	6,064,000	6,093,252
2.900%, 10/31/46 (144A) (EUR)	1,182,000	1,120,106
4.200%, 01/31/37 (144A) (EUR)	2,075,000	2,404,755
4.400%, 10/31/23 (144A) (EUR)	1,028,000	1,122,166
4.700%, 07/30/41 (144A) (EUR)	1,213,000	1,487,497
6.000%, 01/31/29 (EUR)	2,956,400	3,714,785
Sweden Government Bonds 1.000%, 11/12/26 (SEK)	15,990,000	1,458,909
1.500%, 11/13/23 (SEK)	3,330,000	316,948
United Kingdom Gilt 0.375%, 10/22/30 (GBP)	3,348,000	3,304,349
1.000%, 01/31/32 (GBP)	3,015,799	3,027,656
1.750%, 01/22/49 (GBP)	1,069,000	865,923
2.250%, 09/07/23 (GBP)	1,170,000	1,431,493
3.250%, 01/22/44 (GBP)	1,711,636	1,921,125
4.250%, 12/07/46 (GBP)	5,267,100	6,851,213
6.000%, 12/07/28 (GBP)	2,928,400	4,086,508

Total Foreign Government (Cost $339,479,662)		275,903,368

Preferred Stocks—0.1%

Automobiles—0.1%
Bayerische Motoren Werke AG	2,671	273,219
Dr. Ing HC F Porsche AG (a)	5,068	648,626
Porsche Automobil Holding SE	6,847	392,963
Volkswagen AG	8,259	1,126,977

		2,441,785

Household Products—0.0%
Henkel AG & Co. KGaA	7,929	619,614

Life Sciences Tools & Services—0.0%
Sartorius AG	1,085	455,400

Total Preferred Stocks (Cost $3,706,217)		3,516,799

Mutual Funds—0.0%

Investment Company Securities—0.0%
iShares U.S. Real Estate ETF (b)	3,319	281,783

Investment Company Securities—(Continued)
Vanguard Global ex-U.S. Real Estate ETF	4,531	183,823

Total Mutual Funds (Cost $455,088)		465,606

Short-Term Investments—5.6%

Repurchase Agreement—4.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $132,235,149; collateralized by U.S. Treasury Notes with rates ranging from 1.125% - 1.750%, maturity dates ranging from 02/28/25 - 03/15/25, and an aggregate market value $134,856,284.	132,212,012	132,212,012

U.S. Treasury—0.9%
U.S. Treasury Bill 4.116%, 04/13/23 (b) (h)	26,141,600	26,108,062

Total Short-Term Investments (Cost $158,317,750)		158,320,074

Securities Lending Reinvestments (i)—6.0%

Certificates of Deposit—1.3%
Bank of America N.A. 4.960%, FEDEFF PRV+0.130%, 09/08/23 (j)	3,000,000	2,996,991
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (j)	4,000,000	4,007,380
BNP Paribas S.A. 5.270%, SOFR + 0.450%, 10/10/23 (j)	4,000,000	4,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (j)	4,000,000	3,992,256
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (j)	4,000,000	3,997,544
Royal Bank of Canada 5.400%, SOFR + 0.580%, 09/20/23 (j)	4,000,000	4,003,548
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (j)	5,000,000	5,002,809
Sumitomo Mitsui Trust Bank, Ltd. 5.070%, 06/08/23	3,000,000	3,000,900
Svenska Handelsbanken AB 5.170%, SOFR + 0.340%, 10/31/23 (j)	2,000,000	1,998,596
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV+ 0.400%, 02/13/24 (j)	3,000,000	2,997,663

		35,997,687

Commercial Paper—0.5%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (j)	5,000,000	5,001,820
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (j)	4,000,000	4,005,116

BHFTI-19

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—(Continued)
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (j)	4,000,000	$4,000,000

		13,006,936

Repurchase Agreements—3.2%
BNP Paribas Arbitrage S.N.C.
Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $2,901,167; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $2,968,392.	2,900,000	2,900,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $950,384; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $972,404.	950,000	950,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $25,239,310; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $25,733,849.	25,229,260	25,229,260
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $8,220,767; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $8,160,001.	8,000,000	8,000,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $1,000,402; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $1,024,480.	1,000,000	1,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $8,506,828; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $8,708,077.	8,500,000	8,500,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $17,111,756; collateralized by various Common Stock with an aggregate market value of $19,007,838.	17,100,000	17,100,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $4,902,029; collateralized by various Common Stock with an aggregate market value of $5,448,204.	4,900,000	4,900,000

Repurchase Agreements—(Continued)
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $5,024,500; collateralized by various Common Stock with an aggregate market value of $5,556,333.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $700,279; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $714,760.	700,000	700,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $4,601,882; collateralized by various Common Stock with an aggregate market value of $5,120,564.	4,600,000	4,600,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $6,208,473; collateralized by various Common Stock with an aggregate market value of $6,904,285.	6,200,000	6,200,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $5,302,177; collateralized by various Common Stock with an aggregate market value of $5,891,606.	5,300,000	5,300,000

		90,379,260

Time Deposits—0.8%
Banco Santander S.A. (NY) 4.810%, 04/03/23	5,000,000	5,000,000
Barclays (NY) 4.830%, 04/03/23	5,000,000	5,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	3,000,000	3,000,000
DZ Bank AG (NY) 4.770%, 04/03/23	5,000,000	5,000,000
Svenska (NY) 4.770%, 04/03/23	5,000,000	5,000,000

		23,000,000

Mutual Funds—0.2%
HSBC U.S. Government Money Market Fund, Class I 4.700% (k)	4,000,000	4,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (k)	2,000,000	2,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $168,379,305)		168,383,883

Total Investments—104.9% (Cost $2,663,630,708)		2,973,522,511
Other assets and liabilities (net)—(4.9)%		(137,553,486)

Net Assets—100.0%		$2,835,969,025

BHFTI-20

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $179,047,499 and the collateral received consisted of cash in the amount of $168,379,329 and non-cash collateral with a value of $17,914,219. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government and agency securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $58,166,647.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(e)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(f)	Affiliated Issuer.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2023, the market value of securities pledged was $37,803,047.
(h)	The rate shown represents current yield to maturity.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(j)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(k)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $59,088,364, which is 2.1% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	9,158,463	BOA	04/13/23	USD	6,193,191	$(69,232)
AUD	40,663,587	MSIP	04/13/23	USD	28,444,716	(1,254,332)
AUD	26,049,524	MSIP	04/13/23	USD	17,419,601	(1,153)
CAD	46,725,429	GSBU	06/09/23	USD	34,259,696	350,104
CHF	12,295,386	CBNA	05/24/23	USD	13,214,437	296,512
CHF	32,336,888	GSBU	05/24/23	USD	35,716,640	(182,819)
EUR	1,192,344	BOA	04/27/23	USD	1,266,775	27,985
EUR	789,256	BOA	05/11/23	USD	840,503	17,225
EUR	810,506	BOA	05/11/23	USD	880,258	563
EUR	4,665,702	BOA	05/11/23	USD	4,966,956	103,521
EUR	30,296,526	BBP	05/11/23	USD	32,293,991	630,926
EUR	5,357,881	GSBU	05/11/23	USD	5,787,111	35,595
EUR	40,386,950	GSBU	05/11/23	USD	43,622,429	268,312
EUR	1,276,615	HSBCU	05/11/23	USD	1,381,590	5,779
EUR	690,590	SSBT	05/11/23	USD	739,116	11,387
EUR	1,046,136	SSBT	05/11/23	USD	1,138,216	(1,322)
EUR	749,304	SSBT	05/11/23	USD	797,931	16,379
GBP	25,124,793	JPMC	05/24/23	USD	30,803,443	222,054
JPY	2,137,098,109	BNP	04/28/23	USD	16,203,341	(51,992)
JPY	558,056,837	BOA	04/28/23	USD	4,124,101	93,473
JPY	95,901,611	CBNA	04/28/23	USD	738,403	(13,616)
JPY	109,673,106	JPMC	04/28/23	USD	844,281	(15,415)
JPY	2,506,101,817	JPMC	04/28/23	USD	18,560,735	379,399
NOK	25,756,893	JPMC	04/21/23	USD	2,593,402	(131,340)
NOK	57,530,397	JPMC	04/21/23	USD	5,471,925	27,319
NOK	62,735,889	JPMC	04/21/23	USD	5,967,038	29,791
SEK	51,813,803	BOA	04/21/23	USD	4,949,097	47,888
SEK	250,898,607	HSBCU	04/21/23	USD	23,767,873	429,089
SEK	150,539,899	MSIP	04/21/23	USD	14,485,297	32,950
SEK	2,871,908	SSBT	04/21/23	USD	272,318	4,652

Contracts to Deliver
AUD	22,436,197	CBNA	04/13/23	USD	14,954,555	(47,781)
AUD	9,743,966	MSIP	04/13/23	USD	6,816,033	300,568

BHFTI-21

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	10,771,496	BNP	06/09/23	USD	7,904,322	$(74,189)
CHF	15,994,861	GSBU	05/24/23	USD	17,456,320	(119,846)
CHF	64,538,930	MSIP	05/24/23	USD	69,443,293	(1,476,172)
DKK	8,388,626	CBNA	04/21/23	USD	1,235,437	12,920
EUR	31,957,191	BBH	04/20/23	USD	33,913,930	(774,469)
EUR	31,957,191	MSIP	04/27/23	USD	33,975,479	(726,645)
EUR	31,957,191	HSBCU	05/04/23	USD	33,942,352	(773,508)
EUR	1,287,682	BNP	05/11/23	USD	1,388,224	(11,171)
EUR	34,962,228	BOA	05/11/23	USD	37,555,790	(439,605)
EUR	5,357,881	BOA	05/11/23	USD	5,755,338	(67,368)
EUR	31,957,191	CBNA	05/11/23	USD	33,965,924	(763,730)
EUR	2,802,442	CBNA	05/11/23	USD	2,984,088	(61,481)
EUR	1,178,117	MSIP	05/11/23	USD	1,266,695	(13,631)
EUR	684,805	SSBT	05/11/23	USD	739,060	(5,156)
EUR	3,291,120	SSBT	05/11/23	USD	3,498,814	(77,828)
EUR	861,663	SSBT	05/11/23	USD	914,769	(21,648)
GBP	17,626,773	MSIP	05/24/23	USD	21,594,384	(172,140)
GBP	152,325	SSBT	05/24/23	USD	188,072	(28)
JPY	4,032,502,872	SCB	04/14/23	USD	31,002,991	588,607
JPY	4,032,502,872	HSBCU	04/21/23	USD	31,082,769	637,572
JPY	212,605,522	BOA	04/28/23	USD	1,609,280	2,491
JPY	4,032,502,872	CBNA	04/28/23	USD	31,048,603	572,529
JPY	3,966,980,653	CBNA	04/28/23	USD	30,090,428	109,545
JPY	2,066,249,035	CBNA	04/28/23	USD	15,672,957	57,058
JPY	2,672,852,502	MSIP	04/28/23	USD	20,133,811	(66,560)
JPY	100,692,751	NWM	04/28/23	USD	760,954	(42)
JPY	48,032,345	SSBT	04/28/23	USD	361,165	(1,845)
MXN	40,132,917	CBNA	05/25/23	USD	2,117,128	(88,106)
NOK	14,235,148	BNP	04/21/23	USD	1,432,770	72,054
NOK	57,530,397	MSIP	04/21/23	USD	5,669,440	170,196
NOK	25,756,893	MSIP	04/21/23	USD	2,538,261	76,199
NZD	6,792,221	JPMC	04/20/23	USD	4,380,779	133,421
PLN	5,844,196	DBAG	04/27/23	USD	1,339,168	(12,849)
SEK	224,009,151	BNP	04/21/23	USD	21,693,161	89,450
SEK	18,754,590	BNP	04/21/23	USD	1,806,087	(2,628)
SEK	302,712,410	MSIP	04/21/23	USD	29,163,793	(30,154)
SEK	150,539,899	MSIP	04/21/23	USD	14,503,252	(14,996)
SGD	2,167,225	JPMC	05/15/23	USD	1,611,694	(18,913)

Net Unrealized Depreciation						$(1,730,197)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/23	141	AUD	17,326,987	$140,266
FTSE 100 Index Futures	06/16/23	19	GBP	1,451,410	26,625
MSCI EAFE Index Mini Futures	06/16/23	15	USD	1,572,375	31,013
MSCI Emerging Markets Index Mini Futures	06/16/23	561	USD	27,923,775	1,059,062
OMX Stockholm 30 Index Futures	04/21/23	467	SEK	103,522,225	393,696
Russell 2000 Index E-Mini Futures	06/16/23	951	USD	86,231,925	2,497,471
S&P Midcap 400 Index E-Mini Futures	06/16/23	339	USD	85,756,830	3,522,164

BHFTI-22

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Canada Government Bond 10 Year Futures	06/21/23	(59)	CAD	(7,443,440)	$16,130
Euro-Bund Futures	06/08/23	(307)	EUR	(41,702,880)	(696,058)
Euro STOXX 50 Index Futures	06/16/23	(250)	EUR	(10,652,500)	(527,540)
Japanese Government 10 Year Bond Futures	06/13/23	(47)	JPY	(6,961,640,000)	(732,337)
MSCI Singapore Index Futures	04/27/23	(215)	SGD	(6,584,375)	(91,489)
S&P 500 Index E-Mini Futures	06/16/23	(296)	USD	(61,238,700)	(2,587,218)
SPI 200 Index Futures	06/15/23	(219)	AUD	(39,370,725)	(623,895)
TOPIX Index Futures	06/08/23	(9)	JPY	(180,315,000)	(38,196)
U.S. Treasury Note 10 Year Futures	06/21/23	(391)	USD	(44,934,453)	(820,735)
U.S. Treasury Note 2 Year Futures	06/30/23	(186)	USD	(38,400,281)	(229,800)
U.S. Treasury Note 5 Year Futures	06/30/23	(7)	USD	(766,555)	(2,800)
U.S. Treasury Ultra Long Bond Futures	06/21/23	(127)	USD	(17,922,875)	(167,362)
United Kingdom Long Gilt Bond Futures	06/28/23	(81)	GBP	(8,371,350)	(268,285)

Net Unrealized Appreciation					$900,712

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	SOFR	Annually	3.127%	Annually	03/27/33	USD	691,000,000	$(4,137,155)	$—	$(4,137,155)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023 (b)	Notional Amount (c)	Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.39.V1	5.000%	Quarterly	12/20/27	0.470%	USD 28,740,000	$323,896	$593,367	$(269,471)

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation) (1)
Pay	0.100%	Annually	06/15/23	MLI	Bloomberg Commodity Index 3 Month Forward	USD	13,801,977	$448,981	$—	$448,981
Receive	0.000%	Monthly	06/16/23	MSC	Eurex Swiss Market New Index Futures	CHF	1,403,782	(28,086)	—	(28,086)

Totals								$420,895	$—	$420,895

(a)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(1)	There was no upfront premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-23

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MLI)—	Merrill Lynch International
(MSC)—	Morgan Stanley & Co.
(MSIP)—	Morgan Stanley & Co. International plc
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust Co.

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-24

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$12,218,170	$10,791,330	$—	$23,009,500
Air Freight & Logistics	4,550,519	4,282,452	—	8,832,971
Automobile Components	845,500	4,359,772	—	5,205,272
Automobiles	13,293,446	19,357,054	—	32,650,500
Banks	21,636,309	62,711,885	—	84,348,194
Beverages	13,091,259	14,358,705	—	27,449,964
Biotechnology	15,900,053	6,467,886	—	22,367,939
Broadline Retail	19,268,811	5,469,778	—	24,738,589
Building Products	3,056,686	7,431,026	—	10,487,712
Capital Markets	19,833,323	18,037,729	—	37,871,052
Chemicals	12,543,591	21,398,248	—	33,941,839
Commercial Services & Supplies	3,422,170	2,652,040	—	6,074,210
Communications Equipment	6,536,919	1,947,044	—	8,483,963
Construction & Engineering	480,590	5,502,792	—	5,983,382
Construction Materials	905,014	4,170,187	—	5,075,201
Consumer Finance	3,540,076	—	—	3,540,076
Consumer Staples Distribution & Retail	13,683,772	9,368,197	—	23,051,969
Containers & Packaging	1,791,870	753,402	—	2,545,272
Distributors	1,036,565	218,840	—	1,255,405
Diversified Consumer Services	—	466,534	—	466,534
Diversified REITs	2,659,312	7,717,783	—	10,377,095
Diversified Telecommunication Services	6,064,830	13,303,382	—	19,368,212
Electric Utilities	12,973,218	12,772,851	—	25,746,069
Electrical Equipment	3,906,984	12,095,386	—	16,002,370
Electronic Equipment, Instruments & Components	4,495,710	10,640,466	—	15,136,176
Energy Equipment & Services	2,568,110	296,272	—	2,864,382
Entertainment	11,301,152	4,550,967	—	15,852,119
Financial Services	29,847,865	8,224,269	—	38,072,134
Food Products	8,066,792	22,651,557	—	30,718,349
Gas Utilities	317,192	2,267,974	—	2,585,166
Ground Transportation	5,847,185	3,995,799	—	9,842,984
Health Care Equipment & Supplies	19,852,427	14,027,351	—	33,879,778
Health Care Providers & Services	21,364,264	2,142,858	0	23,507,122
Health Care REITs	9,592,898	1,106,522	—	10,699,420
Health Care Technology	—	494,681	—	494,681
Hotel & Resort REITs	3,152,292	784,632	—	3,936,924
Hotels, Restaurants & Leisure	14,631,462	12,173,889	—	26,805,351
Household Durables	2,423,819	9,259,527	—	11,683,346
Household Products	10,120,562	4,271,531	—	14,392,093
Independent Power and Renewable Electricity Producers	324,598	1,787,061	—	2,111,659
Industrial Conglomerates	5,873,694	11,245,428	—	17,119,122
Industrial REITs	17,096,645	8,578,672	—	25,675,317
Insurance	14,993,071	34,552,093	—	49,545,164
Interactive Media & Services	33,452,647	1,416,912	—	34,869,559
IT Services	8,542,279	5,068,029	—	13,610,308
Leisure Products	140,668	1,377,061	—	1,517,729

BHFTI-25

Brighthouse Funds Trust I

AB Global Dynamic Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Life Sciences Tools & Services	$12,771,995	$3,391,507	$—	$16,163,502
Machinery	12,521,974	20,856,264	—	33,378,238
Marine Transportation	—	2,389,738	—	2,389,738
Media	5,501,224	2,816,051	—	8,317,275
Metals & Mining	3,145,502	24,194,375	—	27,339,877
Multi-Utilities	5,658,247	5,657,863	—	11,316,110
Office REITs	5,521,322	5,883,793	—	11,405,115
Oil, Gas & Consumable Fuels	29,444,676	30,302,680	—	59,747,356
Paper & Forest Products	—	2,111,282	—	2,111,282
Passenger Airlines	1,434,585	1,006,661	—	2,441,246
Personal Care Products	1,150,229	14,105,563	—	15,255,792
Pharmaceuticals	29,277,267	62,642,088	—	91,919,355
Professional Services	5,358,366	10,764,697	—	16,123,063
Real Estate Management & Development	888,745	25,662,609	—	26,551,354
Residential REITs	18,248,560	1,662,772	34,208	19,945,540
Retail REITs	17,023,965	9,987,328	—	27,011,293
Semiconductors & Semiconductor Equipment	44,865,181	22,844,962	—	67,710,143
Software	66,496,712	9,605,321	—	76,102,033
Specialized REITs	29,160,891	893,093	—	30,053,984
Specialty Retail	15,120,875	5,586,239	—	20,707,114
Technology Hardware, Storage & Peripherals	51,478,450	2,773,660	—	54,252,110
Textiles, Apparel & Luxury Goods	3,576,690	23,775,724	—	27,352,414
Tobacco	4,656,141	5,360,033	—	10,016,174
Trading Companies & Distributors	2,217,916	10,897,658	—	13,115,574
Transportation Infrastructure	—	2,656,808	—	2,656,808
Water Utilities	537,472	792,724	—	1,330,196
Wireless Telecommunication Services	1,745,612	7,333,885	—	9,079,497
Total Common Stocks	785,046,916	722,503,232	34,208	1,507,584,356
Total U.S. Treasury & Government Agencies*	—	859,348,425	—	859,348,425
Total Foreign Government*	—	275,903,368	—	275,903,368
Total Preferred Stocks*	—	3,516,799	—	3,516,799
Total Mutual Funds*	465,606	—	—	465,606
Total Short-Term Investments*	—	158,320,074	—	158,320,074
Securities Lending Reinvestments
Certificates of Deposit	—	35,997,687	—	35,997,687
Commercial Paper	—	13,006,936	—	13,006,936
Repurchase Agreements	—	90,379,260	—	90,379,260
Time Deposits	—	23,000,000	—	23,000,000
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	162,383,883	—	168,383,883
Total Investments	$791,512,522	$2,181,975,781	$34,208	$2,973,522,511

Collateral for Securities Loaned (Liability)	$—	$(168,379,329)	$—	$(168,379,329)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$5,853,513	$—	$5,853,513
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(7,583,710)	—	(7,583,710)
Total Forward Contracts	$—	$(1,730,197)	$—	$(1,730,197)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$7,686,427	$—	$—	$7,686,427
Futures Contracts (Unrealized Depreciation)	(6,785,715)	—	—	(6,785,715)
Total Futures Contracts	$900,712	$—	$—	$900,712
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(4,406,626)	$—	$(4,406,626)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$448,981	$—	$448,981
OTC Swap Contracts at Value (Liabilities)	—	(28,086)	—	(28,086)
Total OTC Swap Contracts	$—	$420,895	$—	$420,895

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

During the period ended March 31, 2023, a transfer into Level 3 in the amount of $33,557 was due to a trading halt on the security’s respective exchange which resulted in the lack of observable inputs.

BHFTI-26

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Foreign Government—59.2% of Net Assets

Security Description	Principal Amount*	Value

Banks—1.4%
BNG Bank NV
0.750%, 01/24/29 (EUR)	651,000	$620,640
3.500%, 07/19/27 (AUD)	2,491,000	1,633,624
Development Bank of Japan, Inc.
0.010%, 10/15/24 (EUR)	1,388,000	1,425,328
Kreditanstalt fuer Wiederaufbau
4.100%, 02/20/26 (AUD)	2,360,000	1,598,032
Landwirtschaftliche Rentenbank
Zero Coupon, 11/27/29 (EUR)	2,545,000	2,276,651

		7,554,275

Regional Government—1.4%
Japan Finance Organization for Municipalities
0.050%, 02/12/27 (EUR)	1,822,000	1,738,864
New South Wales Treasury Corp.
2.000%, 03/08/33 (AUD)	5,955,000	3,304,977
Province of Ontario Canada
2.700%, 06/02/29 (CAD)	1,895,000	1,343,760
Province of Quebec Canada
0.875%, 05/04/27 (EUR)	1,239,000	1,222,827
3.650%, 05/20/32 (CAD)	619,000	460,094

		8,070,522

Sovereign—56.4%
Abu Dhabi Government International Bond
3.125%, 09/30/49	2,340,000	1,746,319
Angolan Government International Bonds
8.000%, 11/26/29	701,000	599,986
8.250%, 05/09/28	1,012,000	893,748
9.125%, 11/26/49 (144A)	670,000	517,575
9.125%, 11/26/49	3,763,000	2,906,917
Argentine Republic Government International Bonds
0.500%, 07/09/30 (a)	6,525,888	1,890,415
1.000%, 07/09/29	1,532,610	428,808
1.500%, 07/09/35 (a)	4,311,823	1,120,776
3.875%, 01/09/38 (a)	1,965,508	614,368
Australia Government Bonds
1.750%, 11/21/32 (AUD)	2,097,000	1,223,180
2.750%, 06/21/35 (AUD)	1,897,000	1,182,532
3.000%, 03/21/47 (AUD)	1,419,000	829,004
Bahrain Government International Bond
6.000%, 09/19/44	1,364,000	1,053,936
Brazil Notas do Tesouro Nacional
10.000%, 01/01/29 (BRL)	44,489,000	8,124,877
10.000%, 01/01/31 (BRL)	19,510,000	3,464,226
Brazilian Government International Bond
6.000%, 04/07/26	1,145,000	1,185,345
Bundesobligation
2.200%, 04/13/28 (EUR)	815,000	877,855
Bundesrepublik Deutschland Bundesanleihe
Zero Coupon, 08/15/50 (EUR)	585,162	341,800
1.800%, 08/15/53 (EUR)	3,652,252	3,471,835
3.250%, 07/04/42 (EUR)	1,693,101	2,059,685
Canadian Government Bonds
1.750%, 12/01/53 (CAD)	1,900,000	1,049,239

Sovereign—(Continued)
Canadian Government Bonds
2.000%, 12/01/51 (CAD)	1,705,000	1,008,959
2.250%, 12/01/29 (CAD)	4,695,000	3,344,897
Chile Government International Bonds
2.750%, 01/31/27	2,020,000	1,902,374
3.100%, 01/22/61	2,445,000	1,588,780
China Government Bonds
2.640%, 01/15/28 (CNY)	91,110,000	13,227,944
2.800%, 11/15/32 (CNY)	32,650,000	4,714,398
3.120%, 10/25/52 (CNY)	35,190,000	4,995,892
Colombia Government International Bonds
3.125%, 04/15/31 (c)	665,000	506,600
3.250%, 04/22/32 (c)	1,701,000	1,264,483
3.875%, 02/15/61	848,000	487,751
4.125%, 02/22/42	1,557,000	1,005,307
5.000%, 06/15/45	1,296,000	904,242
7.500%, 02/02/34 (c)	1,715,000	1,683,012
Costa Rica Government International Bond
6.550%, 04/03/34 (144A)	1,278,000	1,284,390
Dominican Republic International Bonds
4.875%, 09/23/32	3,255,000	2,759,860
5.500%, 02/22/29 (144A)	1,383,000	1,300,820
5.875%, 01/30/60	1,864,000	1,422,793
6.500%, 02/15/48	1,917,000	1,620,918
8.625%, 04/20/27	691,000	721,114
13.625%, 02/03/33 (144A) (DOP)	33,950,000	699,153
Ecuador Government International Bonds
1.500%, 07/31/40 (144A) (a)	2,169,604	647,843
2.500%, 07/31/35 (a)	4,183,709	1,390,142
2.500%, 07/31/35 (144A) (a)	4,020,847	1,336,027
5.500%, 07/31/30 (a)	450,043	209,199
5.500%, 07/31/30 (144A) (a)	1,632,654	758,925
Egypt Government International Bonds
3.875%, 02/16/26	797,000	586,834
3.875%, 02/16/26 (144A)	1,031,000	759,129
5.250%, 10/06/25	520,000	409,292
5.800%, 09/30/27	1,095,000	766,150
7.053%, 01/15/32	1,284,000	799,290
7.500%, 02/16/61 (144A)	219,000	117,975
7.903%, 02/21/48	971,000	536,198
8.150%, 11/20/59	202,000	112,013
8.500%, 01/31/47	2,058,000	1,189,808
8.700%, 03/01/49	658,000	383,596
El Salvador Government International Bonds
6.375%, 01/18/27	2,494,000	1,384,323
7.625%, 02/01/41	659,000	306,331
7.650%, 06/15/35	120,000	56,129
9.500%, 07/15/52	545,000	278,600
Export-Import Bank of China (The)
4.000%, 11/28/47	2,796,000	2,507,211
Export-Import Bank of Korea
0.829%, 04/27/25 (EUR)	705,000	723,048
Finland Government Bond
Zero Coupon, 09/15/30 (144A) (EUR)	2,323,000	2,046,190

BHFTI-27

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
French Republic Government Bond OAT
0.500%, 05/25/40 (144A) (EUR)	3,637,000	$2,565,350
Gabon Government International Bond
6.625%, 02/06/31	415,000	315,774
Ghana Government International Bonds
7.625%, 05/16/29 (d)	490,000	169,442
7.875%, 02/11/35 (144A) (d)	1,046,000	360,870
8.627%, 06/16/49 (d)	1,125,000	371,250
8.750%, 03/11/61 (144A) (d)	233,000	78,055
8.950%, 03/26/51 (d)	208,000	69,680
Guatemala Government Bonds
4.375%, 06/05/27	3,123,000	3,009,680
4.900%, 06/01/30 (c)	1,620,000	1,543,234
6.125%, 06/01/50	775,000	732,044
Hungary Government International Bonds
2.125%, 09/22/31	4,037,000	3,095,281
5.250%, 06/16/29 (144A)	498,000	484,121
5.500%, 06/16/34 (144A)	1,000,000	961,334
5.500%, 06/16/34	310,000	298,014
6.750%, 09/25/52 (144A)	593,000	612,866
Indonesia Government International Bonds
1.000%, 07/28/29 (EUR)	520,000	461,021
2.850%, 02/14/30	1,163,000	1,048,753
4.125%, 01/15/25	555,000	551,396
4.200%, 10/15/50	648,000	558,130
4.300%, 03/31/52	359,000	311,967
Indonesia Treasury Bonds
6.500%, 02/15/31 (IDR)	18,816,000,000	1,246,076
7.250%, 02/15/26 (IDR)	36,206,000,000	2,472,460
Israel Government International Bond
4.500%, 01/17/33	2,154,000	2,143,230
Italy Buoni Poliennali Del Tesoro
2.800%, 06/15/29 (EUR)	869,000	895,083
4.000%, 04/30/35 (144A) (EUR)	2,700,000	2,859,758
4.400%, 05/01/33 (EUR)	3,390,000	3,770,925
Ivory Coast Government International Bonds
5.875%, 10/17/31 (144A) (EUR)	460,000	408,824
6.375%, 03/03/28	1,281,000	1,226,557
6.625%, 03/22/48 (EUR)	117,000	87,552
Jamaica Government International Bonds
7.625%, 07/09/25	570,000	581,366
7.875%, 07/28/45	573,000	670,571
Japan Government Five Year Bonds
0.005%, 09/20/26 (JPY)	1,353,800,000	10,204,252
0.200%, 12/20/27 (JPY)	225,450,000	1,706,305
Japan Government Thirty Year Bonds
0.400%, 12/20/49 (JPY)	264,800,000	1,615,086
0.600%, 09/20/50 (JPY)	581,850,000	3,708,853
1.000%, 03/20/52 (JPY)	56,650,000	398,643
Japan Government Twenty Year Bonds
0.500%, 09/20/36 (JPY)	1,892,500,000	13,916,342
1.400%, 12/20/42 (JPY)	527,300,000	4,228,090
Kazakhstan Government International Bond
6.500%, 07/21/45	1,605,000	1,669,200
Kingdom of Belgium Government Bonds
1.450%, 06/22/37 (144A) (EUR)	2,803,000	2,441,622
2.750%, 04/22/39 (144A) (EUR)	1,741,448	1,770,744

Sovereign—(Continued)
Korea Housing Finance Corp.
3.714%, 04/11/27 (EUR)	680,000	738,590
Korea Treasury Bonds
1.375%, 12/10/29 (KRW)	6,303,790,000	4,289,590
2.375%, 03/10/27 (KRW)	5,234,930,000	3,887,626
3.125%, 06/10/25 (KRW)	10,919,100,000	8,349,380
3.125%, 09/10/27 (KRW)	7,745,670,000	5,917,446
Lebanon Government International Bonds
6.000%, 01/27/23 (d)	6,653,000	407,496
6.200%, 02/26/25 (d)	461,000	28,587
6.650%, 11/03/28 (d)	2,006,000	123,369
Malaysia Government Bond
4.498%, 04/15/30(MYR)	7,477,000	1,764,758
Mexican Bonos
5.500%, 03/04/27 (MXN)	19,082,900	932,012
8.000%, 11/07/47 (MXN)	26,625,000	1,314,480
8.500%, 05/31/29 (MXN)	30,030,000	1,639,601
Mexico Government International Bonds
3.375%, 02/23/31 (EUR)	735,000	733,825
3.771%, 05/24/61	3,880,000	2,616,988
Morocco Government International Bonds
2.375%, 12/15/27	1,143,000	1,005,943
6.500%, 09/08/33 (144A) (c)	1,330,000	1,370,522
Nigeria Government International Bonds
6.125%, 09/28/28 (144A)	472,000	366,876
6.125%, 09/28/28	886,000	688,670
6.500%, 11/28/27	392,000	318,500
7.143%, 02/23/30	1,033,000	785,080
7.375%, 09/28/33 (144A)	558,000	394,115
7.375%, 09/28/33	1,869,000	1,320,075
7.625%, 11/28/47	960,000	608,592
7.696%, 02/23/38	700,000	468,034
8.250%, 09/28/51	1,447,000	955,020
8.375%, 03/24/29	482,000	396,445
Oman Government International Bonds
4.875%, 02/01/25	709,000	698,654
5.625%, 01/17/28	1,215,000	1,212,619
6.500%, 03/08/47	486,000	446,513
6.750%, 01/17/48	439,000	414,324
Pakistan Government International Bond
6.875%, 12/05/27	314,000	111,470
Panama Bonos del Tesoro
3.362%, 06/30/31	1,874,000	1,555,420
Panama Government International Bonds
3.870%, 07/23/60	2,167,000	1,416,457
6.400%, 02/14/35 (c)	2,153,000	2,242,205
6.700%, 01/26/36	390,000	412,048
6.853%, 03/28/54	847,000	868,455
Panama Notas del Tesoro
3.750%, 04/17/26	1,490,000	1,406,932
Paraguay Government International Bonds
3.849%, 06/28/33 (144A)	209,000	183,346
3.849%, 06/28/33	690,000	605,305
4.950%, 04/28/31	460,000	445,561
4.950%, 04/28/31 (144A)	650,000	629,596
5.000%, 04/15/26 (c)	725,000	718,751

BHFTI-28

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Perusahaan Penerbit SBSN Indonesia III
4.150%, 03/29/27	570,000	$561,450
Peruvian Government International Bonds
2.780%, 12/01/60	1,497,000	888,616
3.000%, 01/15/34 (c)	1,460,000	1,189,923
3.230%, 07/28/21	874,000	519,835
5.625%, 11/18/50	1,275,000	1,281,828
Philippine Government International Bonds
3.200%, 07/06/46	1,794,000	1,328,765
3.229%, 03/29/27	292,000	277,408
3.556%, 09/29/32	1,465,000	1,340,914
3.750%, 01/14/29	364,000	348,912
4.200%, 03/29/47	3,870,000	3,335,092
5.500%, 03/30/26 (c)	288,000	295,087
Qatar Government International Bonds
4.400%, 04/16/50 (144A) (c)	1,538,000	1,421,696
4.400%, 04/16/50	1,580,000	1,460,520
4.500%, 04/23/28	678,000	688,129
4.817%, 03/14/49	980,000	959,253
5.103%, 04/23/48	1,141,000	1,158,115
Republic of Austria Government Bonds
Zero Coupon, 02/20/30 (144A) (EUR)	592,000	527,959
0.500%, 02/20/29 (144A) (EUR)	4,654,000	4,418,878
0.900%, 02/20/32 (144A) (EUR)	6,325,000	5,782,252
Republic of Azerbaijan International Bond
3.500%, 09/01/32	2,950,000	2,511,512
Republic of Italy Government International Bonds
4.875%, 10/04/33	1,887,000	1,878,320
5.500%, 04/04/53	424,000	429,088
Republic of Poland Government International Bond
5.500%, 11/16/27	930,000	968,310
Republic of South Africa Government Bonds
8.000%, 01/31/30 (ZAR)	51,420,815	2,628,945
8.250%, 03/31/32 (ZAR)	69,532,000	3,404,549
8.875%, 02/28/35 (ZAR)	42,252,716	2,033,731
Republic of South Africa Government International Bonds
4.850%, 09/30/29	1,011,000	906,260
5.650%, 09/27/47	541,000	399,096
5.750%, 09/30/49	2,210,000	1,618,913
5.875%, 04/20/32	745,000	676,117
Romanian Government International Bonds
3.000%, 02/14/31	800,000	657,357
3.625%, 03/27/32	558,000	470,320
3.625%, 03/27/32 (144A)	794,000	669,237
4.000%, 02/14/51	868,000	605,430
5.250%, 11/25/27 (144A)	1,010,000	992,325
5.250%, 11/25/27	230,000	225,975
6.000%, 05/25/34	822,000	802,108
6.625%, 09/27/29 (144A) (EUR)	550,000	609,001
Saudi Government International Bonds
2.250%, 02/02/33	2,595,000	2,129,665
3.250%, 10/22/30 (144A)	689,000	634,500
3.450%, 02/02/61	1,825,000	1,288,983
5.250%, 01/16/50	1,842,000	1,785,598

Sovereign—(Continued)
Senegal Government International Bonds
4.750%, 03/13/28 (EUR)	265,000	241,007
6.250%, 05/23/33	901,000	717,827
6.750%, 03/13/48	2,594,000	1,793,751
Serbia International Bond
6.500%, 09/26/33 (144A)	262,000	260,092
Sharjah Sukuk, Ltd.
3.764%, 09/17/24	450,000	439,422
Spain Government Bonds
3.450%, 07/30/43 (144A) (EUR)	2,034,000	2,103,511
3.900%, 07/30/39 (144A) (EUR)	2,480,000	2,756,849
Sri Lanka Government International Bonds
6.200%, 05/11/27 (d)	1,404,000	491,691
6.850%, 11/03/25 (d)	1,370,000	496,700
7.550%, 03/28/30 (d)	214,000	74,892
7.850%, 03/14/29 (d)	523,000	183,031
Turkey Government International Bonds
4.875%, 04/16/43	3,468,000	2,293,215
5.875%, 06/26/31	757,000	629,256
6.125%, 10/24/28	1,008,000	906,242
Ukraine Government International Bonds
6.750%, 06/20/28 (144A) (EUR)	442,000	79,093
6.876%, 05/21/31	1,096,000	187,556
7.375%, 09/25/34	1,234,000	211,555
7.750%, 09/01/26	4,290,000	779,270
7.750%, 09/01/29	1,548,000	278,253
9.750%, 11/01/30	858,000	158,586
United Kingdom Gilt
0.875%, 01/31/46 (GBP)	2,490,000	1,682,851
1.250%, 10/22/41 (GBP)	3,987,000	3,241,555
1.250%, 07/31/51 (GBP)	420,927	289,044
1.500%, 07/31/53 (GBP)	1,200,098	864,857
1.750%, 09/07/37 (GBP)	2,428,769	2,325,600
3.750%, 01/29/38 (GBP)	1,661,690	2,035,700
Uruguay Government International Bonds
4.375%, 01/23/31 (c)	676,097	671,397
4.975%, 04/20/55	857,005	840,052
7.875%, 01/15/33	535,000	661,736
Zambia Government International Bond
8.970%, 07/30/27 (d)	1,123,000	493,559

		314,037,565

Total Foreign Government (Cost $375,251,407)		329,662,362

Corporate Bonds & Notes—29.4%

Advertising—0.2%
Interpublic Group of Cos., Inc. (The)
4.650%, 10/01/28	870,000	853,576

Aerospace/Defense—0.1%
Embraer Netherlands Finance B.V.
5.400%, 02/01/27	507,000	492,804

BHFTI-29

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Agriculture—0.2%
Altria Group, Inc.
3.125%, 06/15/31 (EUR)	860,000	$795,446
BAT International Finance plc
6.000%, 11/24/34 (GBP)	305,000	340,284

		1,135,730

Apparel—0.3%
Levi Strauss & Co.
3.375%, 03/15/27 (EUR)	915,000	927,817
PVH Corp.
3.125%, 12/15/27 (EUR)	550,000	553,827
VF Corp.
4.125%, 03/07/26 (EUR)	181,000	197,227
4.250%, 03/07/29 (EUR)	192,000	207,875

		1,886,746

Auto Manufacturers—0.6%
BMW Finance NV
1.000%, 08/29/25 (EUR)	835,000	865,394
General Motors Financial Co., Inc.
0.600%, 05/20/27 (EUR)	615,000	575,820
Harley-Davidson Financial Services, Inc.
3.050%, 02/14/27 (144A)	330,000	295,519
Volkswagen International Finance NV
0.875%, 09/22/28 (EUR)	800,000	739,183
1.875%, 03/30/27 (EUR)	400,000	398,729
3.500%, 5Y EUR Swap + 3.746%, 06/17/25 (EUR) (b)	300,000	306,198

		3,180,843

Auto Parts & Equipment—0.3%
Aptiv plc
1.600%, 09/15/28 (EUR)	585,000	554,354
Iochpe-Maxion Austria GmbH / Maxion Wheels de Mexico S de RL de C.V.
5.000%, 05/07/28	535,000	458,763
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	800,000	746,426

		1,759,543

Banks—7.4%
AIB Group plc
0.500%, 1Y EUR Swap + 0.750%, 11/17/27 (EUR) (b)	1,005,000	945,259
Australia & New Zealand Banking Group, Ltd.
0.250%, 03/17/25 (EUR)	1,045,000	1,063,353
Banco Bilbao Vizcaya Argentaria S.A.
5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (b)	1,200,000	1,237,689
Banco Santander S.A.
1.125%, 06/23/27 (EUR)	900,000	871,818
Bank Hapoalim BM
3.255%, 5Y H15 + 2.155%, 01/21/32 (144A) (b)	312,000	259,522
Bank of America Corp.
1.776%, 3M EURIBOR + 1.200%, 05/04/27 (EUR) (b)	1,189,000	1,199,623
Bank of Montreal
0.125%, 01/26/27 (EUR)	640,000	612,734
1.000%, 04/05/26 (EUR)	619,000	624,031

Banks—(Continued)
Bank of Nova Scotia (The)
0.010%, 01/14/27 (EUR)	1,565,000	1,492,545
0.450%, 03/16/26 (EUR)	246,000	244,103
Banque Federative du Credit Mutuel S.A.
3.875%, 5Y EUR Swap + 2.200%, 06/16/32 (EUR) (b)	700,000	727,216
Barclays plc
6.125%, 5Y H15 + 5.687%, 12/15/25 (b)	492,000	417,716
8.000%, 5Y H15 + 5.431%, 03/15/29 (b)	219,000	186,971
BNP Paribas S.A.
3.375%, 01/23/26 (GBP)	565,000	660,115
4.625%, 5Y H15 + 3.340%, 02/25/31 (b)	760,000	567,994
Citigroup, Inc.
1.750%, 10/23/26 (GBP)	605,000	661,046
Commonwealth Bank of Australia
0.125%, 10/15/29 (EUR)	1,015,000	890,895
Commonwealth Bank of Australia
1.936%, 5Y EUR Swap + 1.450%, 10/03/29 (EUR) (b)	855,000	886,007
Cooperatieve Rabobank UA
4.625%, 05/23/29 (GBP)	625,000	704,220
Credit Suisse Group AG
1.250%, 1Y EUR Swap + 0.750%, 07/17/25 (EUR) (b)	1,165,000	1,177,452
3.250%, 1Y EUR Swap + 3.500%, 04/02/26 (EUR) (b)	515,000	525,006
Danske Bank A/S
6.466%, 1Y H15 + 2.100%, 01/09/26 (144A) (b)	543,000	543,502
Deutsche Bank AG
1.875%, 3M EURIBOR + 1.380%, 02/23/28 (EUR) (b)	100,000	93,847
3.875%, 02/12/24 (GBP)	800,000	956,462
Dexia Credit Local S.A.
0.625%, 02/03/24 (EUR)	3,000,000	3,179,743
DNB Boligkreditt A/S
0.250%, 09/07/26 (EUR)	1,314,000	1,284,815
0.625%, 06/19/25 (EUR)	433,000	442,160
Goldman Sachs Group, Inc. (The)
1.250%, 05/01/25 (EUR)	660,000	679,396
HSBC Holdings plc
4.600%, 5Y H15 + 3.649%, 12/17/30 (b)	818,000	610,904
6.000%, 5Y EUR Swap + 5.338%, 09/29/23 (EUR) (b)	784,000	826,866
6.161%, SOFR + 1.970%, 03/09/29 (b)	615,000	632,281
ING Groep NV
3.000%, 02/18/26 (GBP)	900,000	1,039,939
6.750%, 5Y USD ICE Swap + 4.204%, 04/16/24 (b)	790,000	726,310
Intesa Sanpaolo S.p.A.
7.000%, 11/21/25 (144A)	216,000	219,699
JPMorgan Chase & Co.
1.090%, 3M EURIBOR + 0.760%, 03/11/27 (EUR) (b)	1,400,000	1,394,929
KBC Group NV
0.250%, 3M EURIBOR + 0.470%, 03/01/27 (EUR) (b)	1,200,000	1,164,506
Lloyds Bank plc
0.125%, 06/18/26 (EUR)	1,425,000	1,391,579
Lloyds Banking Group plc
5.871%, 1Y H15 + 1.700%, 03/06/29 (b) (c)	467,000	470,846
Mitsubishi UFJ Financial Group, Inc.
5.475%, 1Y H15 + 1.530%, 02/22/31 (b)	259,000	260,849
Morgan Stanley
4.656%, 3M EURIBOR + 1.304%, 03/02/29 (EUR) (b)	1,385,000	1,527,872

BHFTI-30

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
National Australia Bank
0.010%, 01/06/29 (EUR)	1,215,000	$1,085,381
NatWest Group plc
2.000%, 3M EURIBOR + 1.737%, 03/04/25 (EUR) (b)	900,000	954,089
Santander U.K. plc
0.050%, 01/12/27 (EUR)	775,000	741,312
Shinhan Financial Group Co., Ltd.
2.875%, 5Y H15 + 2.064%, 05/12/26 (b)	201,000	169,383
Societe Generale S.A.
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (b)	324,000	323,784
7.875%, 5Y USD Swap + 4.979%, 12/18/23 (b)	860,000	805,304
Stadshypotek AB
0.010%, 11/24/28 (EUR)	1,100,000	996,800
Standard Chartered plc
6.170%, 1Y H15 + 2.050%, 01/09/27 (144A) (b)	208,000	208,759
6.312%, 3M LIBOR + 1.510%, 01/30/27 (144A) (b)	1,000,000	839,827
Truist Financial Corp.
5.100%, 10Y H15 + 4.349%, 03/01/30 (b)	880,000	770,488
UniCredit S.p.A.
1.200%, 3M EURIBOR + 1.350%, 01/20/26 (EUR) (b)	955,000	973,504

		41,270,451

Chemicals—0.5%
Braskem Idesa SAPI
6.990%, 02/20/32	440,000	332,084
6.990%, 02/20/32 (144A) (c)	726,000	547,939
Braskem Netherlands Finance B.V.
4.500%, 01/31/30	772,000	655,652
7.250%, 02/13/33 (144A)	499,000	479,290
INEOS Quattro Finance 2 plc
2.500%, 01/15/26 (144A) (EUR)	561,000	544,826

		2,559,791

Coal—0.1%
Indika Energy Capital IV Pte, Ltd.
8.250%, 10/22/25	420,000	413,729

Commercial Services—0.8%
Autopistas del Sol S.A.
7.375%, 12/30/30	771,352	691,774
DP World Salaam
6.000%, 5Y H15 + 5.750%, 10/01/25 (b)	1,024,000	1,016,449
DP World, Ltd.
4.700%, 09/30/49	302,000	262,414
5.625%, 09/25/48	1,082,000	1,044,368
Global Payments, Inc.
4.875%, 03/17/31 (EUR)	455,000	492,919
JSW Infrastructure, Ltd.
4.950%, 01/21/29 (144A)	531,000	447,922
TransJamaican Highway, Ltd.
5.750%, 10/10/36 (144A)	727,795	602,377

		4,558,223

Computers—0.3%
CA Magnum Holdings
5.375%, 10/31/26 (144A)	680,000	595,479
Kyndryl Holdings, Inc.
2.050%, 10/15/26	679,000	589,996
Western Digital Corp.
2.850%, 02/01/29	313,000	254,294
3.100%, 02/01/32 (c)	478,000	360,261

		1,800,030

Cosmetics/Personal Care—0.1%
Natura Cosmeticos S.A.
4.125%, 05/03/28	956,000	778,402

Diversified Financial Services—0.5%
Aircastle, Ltd.
2.850%, 01/26/28 (144A)	497,000	427,629
Aviation Capital Group LLC
3.500%, 11/01/27 (144A) (c)	214,000	191,140
4.375%, 01/30/24 (144A)	459,000	446,285
BPCE SFH S.A.
0.010%, 11/10/27 (EUR)	400,000	374,302
China Great Wall International Holdings V, Ltd.
2.875%, 11/23/26	270,000	230,916
Discover Financial Services
6.700%, 11/29/32 (c)	187,000	192,786
Intercorp Financial Services, Inc.
4.125%, 10/19/27	285,000	247,219
Joy Treasure Assets Holdings, Inc.
4.500%, 03/20/29	340,000	302,897
Motion Finco S.a.r.l.
7.000%, 05/15/25 (EUR)	375,000	411,206
Power Finance Corp., Ltd.
3.350%, 05/16/31	280,000	230,162

		3,054,542

Electric—3.0%
Adani Green Energy, Ltd.
4.375%, 09/08/24	1,040,000	894,499
AES Andes S.A.
6.350%, 5Y H15 + 4.917%, 10/07/79 (144A) (b)	457,000	425,883
AES Panama Generation Holdings SRL
4.375%, 05/31/30 (144A)	295,000	253,700
Alfa Desarrollo S.p.A.
4.550%, 09/27/51 (144A)	793,071	581,551
Cadent Finance plc
0.625%, 03/19/30 (EUR)	660,000	575,644
Colbun S.A.
3.950%, 10/11/27	200,000	187,000
Cometa Energia S.A. de C.V.
6.375%, 04/24/35	592,187	558,899
Comision Federal de Electricidad
3.348%, 02/09/31	257,000	203,058
4.677%, 02/09/51 (144A)	485,000	324,239
4.688%, 05/15/29 (144A)	359,000	321,305

BHFTI-31

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Comision Federal de Electricidad
4.688%, 05/15/29	414,000	$370,530
5.000%, 09/29/36	748,000	622,069
E.ON International Finance B.V.
6.250%, 06/03/30 (GBP)	445,000	577,404
EDP - Energias de Portugal S.A.
1.500%, 5Y EUR Swap + 1.888%, 03/14/82 (EUR) (b)	400,000	362,917
Electricite de France S.A.
5.875%, 07/18/31 (GBP)	595,000	739,173
Empresas Publicas de Medellin E.S.P.
4.250%, 07/18/29 (144A)	592,000	453,228
Enel Finance International NV
0.500%, 06/17/30 (EUR)	793,000	673,964
7.500%, 10/14/32 (144A)	700,000	779,882
Engie Energia Chile S.A.
3.400%, 01/28/30 (144A)	326,000	266,110
4.500%, 01/29/25	254,000	243,605
Eskom Holdings SOC, Ltd.
6.750%, 08/06/23	509,000	504,673
7.125%, 02/11/25	666,000	652,054
Iberdrola International B.V.
1.450%, 5Y EUR Swap + 1.832%, 11/09/26 (EUR) (b)	700,000	645,338
India Clean Energy Holdings
4.500%, 04/18/27 (144A)	665,000	531,222
Israel Electric Corp., Ltd.
3.750%, 02/22/32 (144A)	213,000	185,641
JSW Hydro Energy, Ltd.
4.125%, 05/18/31	1,008,900	835,417
Kallpa Generacion S.A.
4.125%, 08/16/27 (c)	395,000	366,584
Lamar Funding, Ltd.
3.958%, 05/07/25	1,772,000	1,683,400
Minejesa Capital B.V.
5.625%, 08/10/37	595,000	464,810
NextEra Energy Capital Holdings, Inc.
6.051%, 03/01/25	154,000	156,664
ReNew Wind Energy AP2 / ReNew Power Pvt., Ltd. other 9 Subsidiaries
4.500%, 07/14/28	315,000	264,507
SSE plc
8.375%, 11/20/28 (GBP)	545,000	772,957
Trinidad Generation UnLtd
5.250%, 11/04/27	216,000	212,004

		16,689,931

Electronics—0.2%
Honeywell International, Inc.
4.125%, 11/02/34 (EUR)	1,141,000	1,253,824

Energy-Alternate Sources—0.1%
Greenko Dutch B.V.
3.850%, 03/29/26	376,000	336,430
Greenko Solar Mauritius, Ltd.
5.950%, 07/29/26	215,000	201,294

		537,724

Engineering & Construction—0.1%
Heathrow Funding, Ltd.
2.750%, 10/13/31 (GBP)	490,000	517,822
State Agency of Roads of Ukraine
6.250%, 06/24/30 (144A) †	1,144,000	197,203

		715,025

Food—0.2%
BRF S.A.
4.875%, 01/24/30	382,000	314,909
China Modern Dairy Holdings, Ltd.
2.125%, 07/14/26	310,000	267,651
MARB BondCo plc
3.950%, 01/29/31	795,000	604,487

		1,187,047

Healthcare-Services—0.1%
Rede D’or Finance S.a.r.l.
4.950%, 01/17/28	395,000	356,487

Insurance—0.6%
Allianz SE
2.121%, 3M EURIBOR + 3.280%, 07/08/50 (EUR) (b)	300,000	264,745
3.099%, 3M EURIBOR + 3.350%, 07/06/47 (EUR) (b)	500,000	505,045
4.252%, 3M EURIBOR + 3.550%, 07/05/52 (EUR) (b)	400,000	398,419
Credit Agricole Assurances S.A.
4.750%, 5Y EUR Swap + 5.350%, 09/27/48 (EUR) (b)	600,000	619,482
Principal Financial Group, Inc.
7.908%, 3M LIBOR + 3.044%, 05/15/55 (b)	300,000	297,779
Prudential Financial, Inc.
5.200%, 3M LIBOR + 3.040%, 03/15/44 (b)	642,000	609,900
Voya Financial, Inc.
5.650%, 3M LIBOR + 3.580%, 05/15/53 (b)	589,000	568,385

		3,263,755

Internet—0.1%
Booking Holdings, Inc.
4.500%, 11/15/31 (EUR)	388,000	437,148
Prosus NV
2.031%, 08/03/32 (EUR)	460,000	355,276

		792,424

Investment Companies—1.0%
Fund of National Welfare Samruk-Kazyna JSC
2.000%, 10/28/26 (144A)	805,000	721,304
Gaci First Investment Co.
5.000%, 10/13/27	2,523,000	2,554,537
Huarong Finance Co., Ltd.
3.250%, 11/13/24	400,000	358,000
3.750%, 05/29/24	208,000	192,920
Huarong Finance II Co., Ltd.
4.625%, 06/03/26	220,000	183,700
4.875%, 11/22/26	320,000	264,237

BHFTI-32

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Investment Companies—(Continued)
MDGH GMTN RSC, Ltd.
4.500%, 11/07/28	1,356,000	$1,348,678

		5,623,376

Iron/Steel—0.2%
CSN Resources S.A.
4.625%, 06/10/31 (c)	595,000	458,206
JSW Steel, Ltd.
3.950%, 04/05/27	300,000	259,293
Vale Overseas, Ltd.
3.750%, 07/08/30	600,000	537,759

		1,255,258

Leisure Time—0.1%
Carnival plc
1.000%, 10/28/29 (EUR)	798,000	439,206

Lodging—0.2%
Melco Resorts Finance, Ltd.
5.750%, 07/21/28 (144A)	505,000	434,805
Studio City Co., Ltd.
7.000%, 02/15/27 (144A)	250,000	235,846
Studio City Finance, Ltd.
6.500%, 01/15/28	200,000	168,302

		838,953

Mining—1.1%
Aris Mining Corp.
6.875%, 08/09/26	595,000	484,181
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	764,000	651,748
Corp. Nacional del Cobre de Chile
3.000%, 09/30/29 (c)	1,810,000	1,617,658
3.150%, 01/14/30	369,000	330,758
3.750%, 01/15/31	950,000	872,983
5.125%, 02/02/33 (144A) (c)	668,000	673,149
Freeport Indonesia PT
5.315%, 04/14/32 (144A) (c)	335,000	311,916
Glencore Capital Finance DAC
1.125%, 03/10/28 (EUR)	275,000	256,307
Vedanta Resources Finance II plc
13.875%, 01/21/24	324,000	259,288
Volcan Cia Minera SAA
4.375%, 02/11/26	284,000	235,039
4.375%, 02/11/26 (144A)	184,000	152,279

		5,845,306

Multi-National—1.1%
European Investment Bank
0.750%, 07/15/27 (AUD)	990,000	582,631
1.800%, 01/19/27 (AUD)	1,300,000	809,575
Inter American Development Bank
2.700%, 01/29/26 (AUD)	1,005,000	653,630
4.250%, 06/11/26 (AUD)	783,000	532,149

Multi-National—(Continued)
International Bank for Reconstruction & Development
Zero Coupon, 01/15/27 (EUR)	1,237,000	1,197,261
0.010%, 04/24/28 (EUR)	1,277,000	1,191,851
3.000%, 10/19/26 (AUD)	445,000	290,919
International Finance Corp.
4.450%, 05/14/27 (AUD)	1,159,000	795,782

		6,053,798

Oil & Gas—6.4%
BP Capital Markets plc
3.250%, 5Y EUR Swap + 3.880%, 03/22/26 (EUR) (b)	234,000	234,106
3.625%, 5Y EUR Swap + 4.120%, 03/22/29 (EUR) (b)	541,000	510,446
Ecopetrol S.A.
4.625%, 11/02/31	109,000	83,872
5.875%, 11/02/51	1,770,000	1,196,962
6.875%, 04/29/30	2,150,000	1,981,848
8.875%, 01/13/33	230,000	232,818
Eni S.p.A.
3.375%, 5Y EUR Swap + 3.641%, 07/13/29 (EUR) (b)	835,000	752,332
Gran Tierra Energy, Inc.
7.750%, 05/23/27 (144A)	355,000	278,142
7.750%, 05/23/27	252,000	197,442
Hunt Oil Co. of Peru LLC Sucursal Del Peru
6.375%, 06/01/28	284,050	267,309
KazMunayGas National Co. JSC
5.375%, 04/24/30	1,730,000	1,542,858
5.750%, 04/19/47	1,179,000	919,384
6.375%, 10/24/48	395,000	327,850
Leviathan Bond, Ltd.
6.125%, 06/30/25 (144A)	324,995	316,464
6.750%, 06/30/30 (144A)	531,793	495,820
Medco Oak Tree Pte, Ltd.
7.375%, 05/14/26	580,000	552,446
NAK Naftogaz Ukraine via Kondor Finance plc
7.375%, 07/19/22	2,001,000	540,270
7.625%, 11/08/26 (144A) †	505,000	96,995
Oil and Gas Holding Co. BSCC (The)
7.500%, 10/25/27	1,416,000	1,445,453
7.625%, 11/07/24	1,079,000	1,094,484
Pertamina Persero PT
2.300%, 02/09/31	3,570,000	2,928,133
6.000%, 05/03/42	439,000	430,279
Petroleos Mexicanos
6.500%, 03/13/27	2,439,000	2,216,851
6.700%, 02/16/32	2,864,000	2,279,780
6.750%, 09/21/47	2,360,000	1,534,144
6.875%, 08/04/26 (c)	1,549,000	1,470,845
6.950%, 01/28/60	955,000	617,323
7.690%, 01/23/50	868,000	612,537
QatarEnergy Trading LLC
3.300%, 07/12/51	2,605,000	1,940,204
3.300%, 07/12/51 (144A)	977,000	727,670
Saudi Arabian Oil Co.
1.625%, 11/24/25	1,215,000	1,124,060
2.250%, 11/24/30	3,180,000	2,681,122

BHFTI-33

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
SEPLAT Energy plc
7.750%, 04/01/26 (144A)	540,000	$420,552
SierraCol Energy Andina LLC
6.000%, 06/15/28 (144A)	400,000	308,270
6.000%, 06/15/28	215,000	165,695
Sinopec Group Overseas Development 2018, Ltd.
2.700%, 05/13/30	678,000	605,655
State Oil Co. of the Azerbaijan Republic
6.950%, 03/18/30	701,000	720,572
Tengizchevroil Finance Co. International, Ltd.
3.250%, 08/15/30	266,000	199,500
3.250%, 08/15/30 (144A)	552,000	414,000
TotalEnergies SE
1.625%, 5Y EUR Swap + 1.993%, 10/25/27 (EUR) (b)	830,000	743,259
Tullow Oil plc
10.250%, 05/15/26 (144A)	665,000	512,715

		35,720,467

Packaging & Containers—0.3%
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc
3.250%, 09/01/28 (144A) (c)	579,000	498,266
Ardagh Packaging Finance plc
2.125%, 08/15/26 (EUR)	615,000	582,855
Reno de Medici S.p.A.
8.207%, 3M EURIBOR + 5.250%, 12/14/26 (144A) (EUR) (b)	605,000	629,877

		1,710,998

Pipelines—0.4%
Acu Petroleo Luxembourg S.a.r.l.
7.500%, 07/13/35 (144A)	647,016	571,831
Enbridge Pipelines, Inc.
2.820%, 05/12/31 (CAD)	459,000	294,725
Enbridge, Inc.
6.100%, 11/09/32 (CAD)	439,000	349,543
GNL Quintero S.A.
4.634%, 07/31/29	152,960	146,511
Southern Gas Corridor CJSC
6.875%, 03/24/26	454,000	462,036
TransCanada PipeLines, Ltd.
5.330%, 05/12/32 (CAD)	849,000	637,752

		2,462,398

Real Estate—0.3%
Annington Funding plc
3.184%, 07/12/29 (GBP)	365,000	376,624
Powerlong Real Estate Holdings, Ltd.
4.900%, 05/13/26	435,000	97,875
SBB Treasury Oyj
0.750%, 12/14/28 (EUR)	502,000	304,463
1.125%, 11/26/29 (EUR)	187,000	109,770
Sinochem Offshore Capital Co., Ltd.
2.375%, 09/23/31	345,000	270,885

Real Estate—(Continued)
Times China Holdings, Ltd.
5.750%, 01/14/27 (d)	203,000	29,646
6.200%, 03/22/26 (d)	200,000	29,366
6.750%, 07/08/25 (d)	225,000	32,735
Vivion Investments Sarl
3.000%, 08/08/24 (EUR)	700,000	554,179
Yango Justice International, Ltd.
7.500%, 04/15/24 (d)	320,000	8,000
8.250%, 11/25/23 (d)	300,000	7,500

		1,821,043

Real Estate Investment Trusts—0.5%
Digital Euro Finco LLC
2.500%, 01/16/26 (EUR)	735,000	743,682
Digital Intrepid Holding B.V.
0.625%, 07/15/31 (EUR)	625,000	465,801
Public Storage
0.500%, 09/09/30 (EUR)	650,000	517,893
Westfield America Management, Ltd.
2.625%, 03/30/29 (GBP)	340,000	333,989
WPC Eurobond B.V.
1.350%, 04/15/28 (EUR)	600,000	535,947

		2,597,312

Retail—0.1%
Stonegate Pub Co. Financing plc
8.250%, 07/31/25 (GBP)	340,000	390,324

Savings & Loans—0.3%
Nationwide Building Society
1.125%, 05/31/28 (EUR)	1,000,000	973,210
2.000%, 5Y EUR Swap + 1.500%, 07/25/29 (EUR) (b)	750,000	777,505

		1,750,715

Semiconductors—0.1%
SK Hynix, Inc.
6.375%, 01/17/28 (144A)	295,000	296,692

Software—0.1%
Cedacri Mergeco S.p.A.
7.279%, 3M EURIBOR + 4.625%, 05/15/28 (EUR) (b)	190,000	201,934
Fidelity National Information Services, Inc.
0.625%, 12/03/25 (EUR)	141,000	140,643
1.000%, 12/03/28 (EUR)	149,000	138,659

		481,236

Telecommunications—0.6%
AT&T, Inc.
2.875%, 5Y EUR Swap + 3.140%, 03/02/25 (EUR) (b)	400,000	401,265
Bell Telephone Co. of Canada or Bell Canada (The)
3.000%, 03/17/31 (CAD)	170,000	111,370
5.850%, 11/10/32 (CAD)	667,000	528,502
CK Hutchison Group Telecom Finance S.A.
0.750%, 04/17/26 (EUR)	1,035,000	1,012,097

BHFTI-34

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
CT Trust
5.125%, 02/03/32	290,000	$242,608
Telefonica Europe B.V.
4.375%, 6Y EUR Swap + 4.107%, 12/14/24 (EUR) (b)	300,000	316,904
TELUS Corp.
5.250%, 11/15/32 (CAD)	849,000	641,125

		3,253,871

Transportation—0.7%
Empresa de Transporte de Pasajeros Metro S.A.
3.650%, 05/07/30 (144A)	200,000	185,250
4.700%, 05/07/50	665,000	584,202
5.000%, 01/25/47 (c)	200,000	182,100
Lima Metro Line 2 Finance, Ltd.
4.350%, 04/05/36	936,754	817,267
5.875%, 07/05/34	675,766	650,425
Transnet SOC, Ltd.
8.250%, 02/06/28 (144A)	1,681,000	1,672,460

		4,091,704

Water—0.1%
Thames Water Utilities Finance plc
6.750%, 11/16/28 (GBP)	420,000	552,413

Total Corporate Bonds & Notes (Cost $182,315,433)		163,725,697

U.S. Treasury & Government Agencies—3.9%

Agency Sponsored Mortgage - Backed—1.3%
Connecticut Avenue Securities Trust (CMO)
5.310%, SOFR30A + 0.750%, 10/25/41 (144A) (b)	18,300	18,187
5.410%, SOFR30A + 0.850%, 12/25/41 (144A) (b)	260,407	256,515
6.110%, SOFR30A + 1.550%, 10/25/41 (144A) (b)	66,676	64,762
6.210%, SOFR30A + 1.650%, 12/25/41 (144A) (b)	909,180	860,343
6.945%, 1M LIBOR + 2.100%, 10/25/39 (144A) (b)	21,986	22,053
6.995%, 1M LIBOR + 2.150%, 09/25/31 (144A) (b)	85,872	85,872
7.110%, SOFR30A + 2.550%, 07/25/42 (144A) (b)	629,569	633,553
7.145%, 1M LIBOR + 2.300%, 08/25/31 (144A) (b)	62,971	62,971
7.245%, 1M LIBOR + 2.400%, 04/25/31 (144A) (b)	248,551	248,552
Fannie Mae Connecticut Avenue Securities (CMO)
6.945%, 1M LIBOR + 2.100%, 03/25/31 (b)	1,600,127	1,600,127
15.095%, 1M LIBOR + 10.250%, 01/25/29 (b)	476,866	511,357
Freddie Mac REMICS (CMO)
6.658%, SOFR30A + 2.100%, 03/25/43 (144A) (b)	414,826	415,400
Freddie Mac STACR REMIC Trust (CMO)
5.310%, SOFR30A + 0.750%, 10/25/33 (144A) (b)	278,877	277,146
5.360%, SOFR30A + 0.800%, 10/25/41 (144A) (b)	63,918	63,343
5.510%, SOFR30A + 0.950%, 12/25/41 (144A) (b)	1,112,197	1,071,460
6.060%, SOFR30A + 1.500%, 10/25/41 (144A) (b)	675,847	643,058
6.210%, SOFR30A + 1.650%, 01/25/34 (144A) (b)	218,035	213,967
6.795%, 1M LIBOR + 1.950%, 10/25/49 (144A) (b)	21,747	21,693
6.895%, 1M LIBOR + 2.050%, 07/25/49 (144A) (b)	62,081	62,081

		7,132,440

U.S. Treasury—2.6%
U.S. Treasury Inflation Indexed Notes
0.125%, 10/15/26 (e)	4,216,754	4,048,688
U.S. Treasury Notes
2.625%, 05/31/27 (f)	7,683,900	7,367,539
3.500%, 02/15/33	815,900	817,175
3.875%, 11/30/27	742,800	750,518
4.125%, 10/31/27	176,700	180,089
4.125%, 11/15/32	1,310,800	1,377,364

		14,541,373

Total U.S. Treasury & Government Agencies (Cost $22,046,644)		21,673,813

Mortgage-Backed Securities—2.1%

Collateralized Mortgage Obligations—1.8%
Bellemeade Re, Ltd.
5.560%, SOFR30A + 1.000%, 09/25/31 (144A) (b)	470,651	456,769
7.345%, 1M LIBOR + 2.500%, 10/25/29 (144A) (b)	172,519	172,915
7.695%, 1M LIBOR + 2.850%, 10/25/29 (144A) (b)	486,000	484,146
7.945%, 1M LIBOR + 3.100%, 04/25/29 (144A) (b)	750,000	757,152
Eagle Re, Ltd.
6.610%, SOFR30A + 2.050%, 04/25/34 (144A) (b)	277,454	274,574
Home Re, Ltd.
8.095%, 1M LIBOR + 3.250%, 05/25/29 (144A) (b)	1,600,000	1,605,878
10.095%, 1M LIBOR + 5.250%, 10/25/30 (144A) (b)	1,300,000	1,324,119
Oaktown Re III, Ltd.
7.395%, 1M LIBOR + 2.550%, 07/25/29 (144A) (b)	1,500,000	1,493,337
PMT Credit Risk Transfer Trust
7.602%, 1M LIBOR + 2.750%, 05/27/23 (144A) (b)	253,282	247,412
8.202%, 1M LIBOR + 2.350%, 02/27/23 (144A) † (b)	667,506	639,751
8.552%, 1M LIBOR + 3.700%, 11/27/31 (144A) (b)	21,534	20,779
Radnor Re, Ltd.
8.045%, 1M LIBOR + 3.200%, 02/25/29 (144A) (b)	2,236,136	2,236,125
Triangle Re, Ltd.
6.460%, SOFR30A + 1.900%, 02/25/34 (144A) (b)	467,803	464,142

		10,177,099

Commercial Mortgage-Backed Securities—0.3%
BFLD Trust
6.285%, 1M LIBOR + 1.600%, 06/15/38 (144A) (b)	310,000	293,469
JPMorgan Chase Commercial Mortgage Securities Trust
3.784%, 12/15/47 (144A) (b)	1,500,000	1,020,149

		1,313,618

Total Mortgage-Backed Securities (Cost $11,082,766)		11,490,717

Asset-Backed Securities—1.7%

Asset-Backed-Automobile—0.1%
Santander Bank Auto Credit-Linked Notes
5.721%, 08/16/32 (144A)	269,605	268,676

BHFTI-35

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed-Other—1.5%
Amur Equipment Finance Receivables XI LLC Trust
5.300%, 06/21/28 (144A)	671,000	$668,036
Balboa Bay Loan Funding, Ltd.
6.008%, 3M LIBOR + 1.200%, 07/20/34 (144A) (b)	1,350,416	1,316,342
BHG Securitization Trust 2023-A
5.550%, 04/17/36 (144A)	408,000	404,744
Black Diamond CLO, Ltd.
6.245%, 3M LIBOR + 1.430%, 07/23/32 (144A) (b)	2,121,980	2,077,486
CNH Equipment Trust
5.420%, 07/15/26	395,000	395,622
Dell Equipment Finance Trust
5.650%, 09/22/28 (144A)	201,000	200,903
Flatiron CLO 21, Ltd.
5.908%, 3M LIBOR + 1.110%, 07/19/34 (144A) (b)	1,562,322	1,526,418
Hpefs Equipment Trust
5.260%, 08/20/29 (144A)	352,000	351,611
5.430%, 08/20/25 (144A)	201,000	200,769
Kubota Credit Owner Trust
5.400%, 02/17/26 (144A)	400,000	399,564
Pikes Peak CLO 8
5.978%, 3M LIBOR + 1.170%, 07/20/34 (144A) (b)	968,631	947,319

		8,488,814

Asset-Backed - Student Loan—0.1%
Nelnet Student Loan Trust
2.530%, 04/20/62 (144A)	548,158	442,214

Total Asset-Backed Securities (Cost $9,446,976)		9,199,704

Short-Term Investments—2.6%

Repurchase Agreement—2.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $14,638,735; collateralized by U.S. Treasury Note at 2.000%, maturing 02/15/25, with a market value of $14,928,981.	14,636,173	14,636,173

U.S. Treasury—0.0%
U.S. Treasury Bill
4.398%, 04/27/23 (g)	70,700	70,483

Total Short-Term Investments (Cost $14,706,648)		14,706,656

Securities Lending Reinvestments (h)—0.8%

Repurchase Agreements—0.4%
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $500,200; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $510,000.	500,000	500,000

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $449,916; collateralized by U.S. Treasury Obligations, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $458,731.	449,736	449,736
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $750,299; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $765,305.	750,000	750,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $750,300; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 4.375%, maturity dates ranging from 10/31/24 - 08/15/31, and an aggregate market value of $765,000.	750,000	750,000

		2,449,736

Mutual Funds—0.4%
Allspring Government Money Market Fund, Select Class 4.690% (i)	200,000	200,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (i)	500,000	500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (i)	500,000	500,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.760% (i)	200,000	200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (i)	20,000	20,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (i)	500,000	500,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (i)	300,000	300,000

		2,220,000

Total Securities Lending Reinvestments (Cost $4,669,735)		4,669,736

Total Purchased Options—0.0% (j) (Cost $474,383)		190,529

Total Investments—99.7% (Cost $619,993,992)		555,319,214
Other assets and liabilities (net)—0.3%		1,699,953

Net Assets—100.0%		$557,019,167

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $933,949, which is 0.2% of net assets. See details shown in the Restricted Securities table that follows.

BHFTI-36

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

(a)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $11,861,987 and the collateral received consisted of cash in the amount of $4,669,736 and non-cash collateral with a value of $7,945,969. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Principal amount of security is adjusted for inflation.
(f)	All or a portion of the security was pledged as collateral against open OTC option contracts and forward foreign currency exchange contracts. As of March 31, 2023, the market value of securities pledged was $ 298,196.
(g)	The rate shown represents current yield to maturity.
(h)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(i)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(j)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $91,774,940, which is 16.5% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
NAK Naftogaz Ukraine via Kondor Finance plc, 7.625%, 11/08/26	11/04/19	$505,000	$505,000	$96,995
PMT Credit Risk Transfer Trust, 8.202%, 02/27/23	02/11/20	667,506	667,506	639,751
State Agency of Roads of Ukraine, 6.250%, 06/24/30	06/17/21	1,144,000	1,144,000	197,203

				$933,949

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,292,579	ANZ	04/13/23	USD	2,876,798	$(6,494)
AUD	4,001,920	ANZ	04/13/23	USD	2,822,578	(146,628)
AUD	9,216,591	BOA	04/13/23	USD	6,107,973	54,854
AUD	1,392,196	MSCS	04/13/23	USD	973,860	(42,944)
AUD	107,893	SSBT	04/13/23	USD	72,545	(401)
AUD	121,179	SSBT	04/13/23	USD	81,180	(152)
AUD	74,431	SSBT	04/13/23	USD	50,201	(432)
AUD	83,760	SSBT	04/13/23	USD	57,643	(1,635)
AUD	94,107	SSBT	04/13/23	USD	66,826	(3,900)
AUD	96,670	SSBT	04/13/23	USD	67,316	(2,676)
AUD	113,376	SSBT	04/13/23	USD	79,752	(3,941)
AUD	184,688	SSBT	04/13/23	USD	128,452	(4,957)
BRL	17,475,579	CBNA	04/04/23	USD	3,386,740	61,174
BRL	45,540,377	CBNA	04/04/23	USD	8,825,655	159,415
BRL	11,051,578	JPMC	04/04/23	USD	2,114,325	66,140
BRL	28,527,157	MSCS	04/04/23	USD	5,615,140	13,239
BRL	45,540,377	MSCS	04/04/23	USD	8,963,935	21,134
CAD	3,829,048	BNP	06/09/23	USD	2,799,851	36,348
CAD	3,008,891	JPMC	06/09/23	USD	2,199,533	29,171
CLP	4,805,330,331	BOA	05/17/23	USD	5,918,623	97,362
CNH	20,443,685	BOA	04/20/23	USD	2,941,948	36,281
CNH	20,373,804	HSBCU	04/20/23	USD	2,968,668	(619)
CNH	2,019,755	MSCS	04/20/23	USD	296,724	(2,487)
CNH	3,382,081	UBSA	04/20/23	USD	487,392	5,308
COP	144,972,510	MSCS	05/17/23	USD	29,996	862
DKK	713,808	SSBT	04/21/23	USD	105,353	(1,327)
EUR	491,886	SSBT	04/20/23	USD	522,274	11,651
EUR	897,055	BOA	05/11/23	USD	974,256	624

BHFTI-37

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	954,713	BOA	05/11/23	USD	1,016,170	$21,369
EUR	2,616,708	BBP	05/11/23	USD	2,803,188	40,534
EUR	1,506,552	CBNA	05/11/23	USD	1,623,747	13,507
EUR	3,599,268	CBNA	05/11/23	USD	3,849,666	61,859
EUR	621,614	MSCS	05/11/23	USD	661,225	14,318
EUR	57,608	SSBT	05/11/23	USD	62,226	380
EUR	59,239	SSBT	05/11/23	USD	62,719	1,660
EUR	140,955	SSBT	05/11/23	USD	153,918	(734)
EUR	552,786	SSBT	05/11/23	USD	598,176	2,567
EUR	631,329	SSBT	05/11/23	USD	675,691	10,410
EUR	52,882	SSBT	05/11/23	USD	56,672	798
EUR	207,918	SSBT	05/11/23	USD	222,741	3,215
EUR	798,239	SSBT	05/11/23	USD	851,443	16,048
EUR	1,044,567	SSBT	05/11/23	USD	1,118,305	16,884
GBP	2,492,620	BOA	05/24/23	USD	3,075,137	2,889
GBP	347,198	SSBT	05/24/23	USD	426,503	2,236
INR	248,336,054	CBNA	06/22/23	USD	2,996,297	11,456
INR	240,034,801	SCB	06/22/23	USD	2,910,712	(3,502)
JPY	359,058,537	BOA	04/28/23	USD	2,653,482	60,142
JPY	405,140,909	CBNA	04/28/23	USD	3,050,793	11,103
JPY	486,294,317	CBNA	04/28/23	USD	3,700,949	(25,727)
JPY	318,050,490	DBAG	04/28/23	USD	2,391,541	12,159
JPY	412,457,803	GSI	04/28/23	USD	3,176,485	(59,291)
JPY	341,154,039	HSBCU	04/28/23	USD	2,552,963	25,346
JPY	797,363,929	HSBCU	04/28/23	USD	5,895,785	130,379
JPY	557,989,275	JPMC	04/28/23	USD	4,170,593	46,471
JPY	804,657,811	SCB	04/28/23	USD	6,169,074	(87,786)
JPY	10,466,100	SSBT	04/28/23	USD	78,454	645
KRW	3,632,418,591	CBNA	04/26/23	USD	2,854,284	(60,214)
KRW	852,684,571	MSCS	04/26/23	USD	651,056	4,832
KRW	7,694,620,827	MSCS	04/26/23	USD	6,309,933	(391,201)
KRW	3,749,803,352	SCB	04/26/23	USD	2,894,327	(9,964)
KRW	3,899,334,800	SCB	04/26/23	USD	2,996,630	2,753
KRW	4,186,883,161	SCB	04/26/23	USD	3,215,769	4,797
KRW	3,995,874,448	SCB	04/26/23	USD	3,162,494	(88,852)
MXN	29,312,081	BNP	05/25/23	USD	1,562,231	48,417
MXN	43,312,011	BNP	05/25/23	USD	2,322,406	57,513
MXN	21,464,988	MSCS	05/25/23	USD	1,145,465	33,998
MXN	23,790,859	UBSA	05/25/23	USD	1,239,050	68,216
MXN	54,236,914	UBSA	05/25/23	USD	2,962,723	17,501
MXN	54,873,850	UBSA	05/25/23	USD	2,951,978	63,245
NOK	30,154,046	BNP	04/21/23	USD	2,932,075	(49,696)
NOK	59,450,600	BNP	04/21/23	USD	5,983,715	(300,922)
NOK	30,594,839	BBP	04/21/23	USD	2,985,888	(61,374)
NOK	30,914,288	CBNA	04/21/23	USD	2,945,928	9,122
NOK	30,914,288	UBSA	04/21/23	USD	3,002,160	(47,109)
NZD	4,491,692	BNP	04/20/23	USD	2,824,262	(15,487)
NZD	4,506,711	BNP	04/20/23	USD	2,817,443	724
NZD	4,899,713	BOA	04/20/23	USD	3,020,290	43,631
NZD	2,708,404	GSI	04/20/23	USD	1,687,317	6,321
NZD	2,740,790	GSI	04/20/23	USD	1,712,229	1,660
NZD	112,791	SSBT	04/20/23	USD	71,163	(632)
PLN	13,056,075	BOA	04/27/23	USD	2,945,367	75,072
PLN	13,546,197	BOA	04/27/23	USD	3,066,738	67,088
PLN	12,986,679	DBAG	04/27/23	USD	2,975,832	28,553
PLN	12,711,072	JPMC	04/27/23	USD	2,867,489	73,136
PLN	13,068,036	JPMC	04/27/23	USD	2,940,080	83,127

BHFTI-38

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
SEK	30,535,003	BOA	04/21/23	USD	2,909,339	$35,493
SEK	61,753,976	BNP	04/21/23	USD	5,946,974	8,653
SEK	31,402,585	MSCS	04/21/23	USD	3,002,521	25,982
SGD	3,970,017	BNP	05/15/23	USD	2,970,489	16,527
SGD	3,955,612	BOA	05/15/23	USD	2,941,818	34,360
SGD	3,875,237	BBP	05/15/23	USD	2,929,255	(13,551)
THB	959,791	BBP	04/27/23	USD	28,009	128
TWD	180,062,639	BOA	06/15/23	USD	5,949,534	8,498
TWD	90,130,881	CBNA	06/15/23	USD	2,988,424	(6,114)
TWD	88,040,375	SCB	06/15/23	USD	2,929,562	(16,424)
ZAR	19,723,892	BNP	04/20/23	USD	1,094,539	11,672
ZAR	54,658,871	BNP	04/20/23	USD	2,945,141	120,391
ZAR	19,805,182	DBAG	04/20/23	USD	1,092,323	18,447
ZAR	3,996,436	SSBT	04/20/23	USD	223,027	1,112
ZAR	26,017,242	UBSA	04/20/23	USD	1,408,546	50,626

Contracts to Deliver
AUD	4,596,708	ANZ	04/13/23	USD	3,089,737	16,072
AUD	4,754,226	BNP	04/13/23	USD	3,275,866	96,874
AUD	1,331,488	CBNA	04/13/23	USD	884,753	(5,568)
AUD	27,584,262	MSCS	04/13/23	USD	19,295,556	850,880
AUD	129,417	SSBT	04/13/23	USD	85,992	(544)
AUD	113,533	SSBT	04/13/23	USD	75,211	(705)
AUD	100,473	SSBT	04/13/23	USD	67,305	121
AUD	81,827	SSBT	04/13/23	USD	54,472	(244)
AUD	488,249	SSBT	04/13/23	USD	332,500	6,024
AUD	400,087	SSBT	04/13/23	USD	277,752	10,228
AUD	248,487	SSBT	04/13/23	USD	172,746	6,591
AUD	154,321	SSBT	04/13/23	USD	106,219	3,030
AUD	148,535	SSBT	04/13/23	USD	99,445	125
AUD	115,919	SSBT	04/13/23	USD	77,295	(216)
AUD	109,066	SSBT	04/13/23	USD	76,177	3,249
AUD	88,351	SSBT	04/13/23	USD	61,655	2,578
BRL	45,540,377	CBNA	04/04/23	USD	8,963,935	(21,135)
BRL	17,475,579	CBNA	04/04/23	USD	3,439,804	(8,110)
BRL	11,051,578	JPMC	04/04/23	USD	2,175,336	(5,129)
BRL	45,540,377	MSCS	04/04/23	USD	8,817,623	(167,447)
BRL	28,527,157	MSCS	04/04/23	USD	5,523,488	(104,891)
BRL	45,540,377	CBNA	05/03/23	USD	8,786,744	(154,419)
BRL	17,475,579	CBNA	05/03/23	USD	3,371,809	(59,257)
CAD	12,229,642	BNP	06/09/23	USD	8,974,336	(84,232)
CHF	5,497,336	MSCS	05/24/23	USD	5,915,083	(125,738)
CLP	2,330,928,224	BOA	05/17/23	USD	2,902,759	(15,423)
CLP	2,461,207,704	HSBCU	05/17/23	USD	3,046,628	(34,657)
CNH	23,300,961	MSCS	04/20/23	USD	3,388,228	(6,247)
CNH	61,324,597	SSBT	04/20/23	USD	8,935,027	1,283
CNH	30,122,329	SSBT	04/20/23	USD	4,392,514	4,304
CNH	3,431,374	SSBT	04/20/23	USD	499,762	(119)
CNH	40,560,435	SSBT	04/20/23	USD	5,887,374	(21,455)
CNH	3,270,988	UBSA	04/20/23	USD	471,000	(5,516)
EUR	36,148,923	HSBCU	04/20/23	USD	38,932,752	(305,624)
EUR	20,060,045	MSCS	04/20/23	USD	21,298,867	(475,601)
EUR	20,060,045	MSCS	04/27/23	USD	21,326,957	(456,127)
EUR	20,060,045	HSBCU	05/04/23	USD	21,306,163	(485,543)
EUR	2,895,179	BNP	05/11/23	USD	3,067,619	(78,733)
EUR	1,817,770	BOA	05/11/23	USD	1,934,785	(40,686)
EUR	2,855,837	CBNA	05/11/23	USD	3,043,311	(60,285)
EUR	1,078,334	CBNA	05/11/23	USD	1,148,228	(23,657)

BHFTI-39

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	2,448,796	JPMC	05/11/23	USD	2,594,728	$(66,514)
EUR	767,295	MSCS	05/11/23	USD	824,985	(8,878)
EUR	504,456	MSCS	05/11/23	USD	537,860	(10,360)
EUR	576,894	SSBT	05/11/23	USD	624,012	(2,931)
EUR	509,503	SSBT	05/11/23	USD	551,214	(2,491)
EUR	398,045	SSBT	05/11/23	USD	421,554	(11,024)
EUR	89,991	SSBT	05/11/23	USD	95,743	(2,055)
EUR	1,385,576	SSBT	05/11/23	USD	1,483,592	(22,190)
EUR	368,296	SSBT	05/11/23	USD	392,853	(7,394)
EUR	59,510	SSBT	05/11/23	USD	64,030	(643)
EUR	48,881	SSBT	05/11/23	USD	52,618	(504)
GBP	13,461,588	MSCS	05/24/23	USD	16,491,657	(131,463)
IDR	57,548,199,417	MSCS	04/13/23	USD	3,757,146	(79,776)
INR	246,662,250	BOA	06/22/23	USD	2,981,760	(5,719)
INR	240,251,946	CBNA	06/22/23	USD	2,890,075	(19,765)
INR	244,723,689	HSBCU	06/22/23	USD	2,962,190	(1,811)
JPY	318,082,792	ANZ	04/28/23	USD	2,451,073	47,128
JPY	390,795,618	BOA	04/28/23	USD	2,997,883	44,403
JPY	181,405,973	BOA	04/28/23	USD	1,373,120	2,125
JPY	7,404,462,150	CBNA	04/28/23	USD	57,011,294	1,051,274
JPY	414,638,993	CBNA	04/28/23	USD	3,100,890	(32,789)
JPY	220,755,636	MSCS	04/28/23	USD	1,671,939	3,555
JPY	339,285,480	NWM	04/28/23	USD	2,592,786	28,599
JPY	764,878,733	NWM	04/28/23	USD	5,821,438	40,785
JPY	400,402,324	NWM	04/28/23	USD	3,058,771	32,687
KRW	17,123,156,938	BOA	04/26/23	USD	13,933,840	762,644
KRW	3,194,217,092	BOA	04/26/23	USD	2,526,873	69,869
KRW	6,575,852	BOA	04/26/23	USD	5,351	293
KRW	18,550,086,684	CBNA	04/26/23	USD	15,045,287	776,491
KRW	4,135,994,363	CBNA	04/26/23	USD	3,352,567	171,144
KRW	867,141,229	CBNA	04/26/23	USD	665,292	(1,717)
KRW	7,123,840	CBNA	04/26/23	USD	5,778	298
KRW	3,958,836,594	HSBCU	04/26/23	USD	3,097,863	52,711
KRW	3,875,346,284	MSCS	04/26/23	USD	2,982,940	2,009
KRW	4,410,176,833	SCB	04/26/23	USD	3,405,226	12,902
KRW	4,337,379,496	SCB	04/26/23	USD	3,450,086	113,758
MXN	23,763,327	BOA	05/25/23	USD	1,259,451	(46,302)
MXN	85,403,729	CBNA	05/25/23	USD	4,505,295	(187,491)
MXN	54,269,940	JPMC	05/25/23	USD	2,842,663	(139,376)
MXN	57,585,194	UBSA	05/25/23	USD	3,066,017	(98,190)
MXN	52,975,363	UBSA	05/25/23	USD	2,907,223	(3,681)
MYR	9,514,791	MSCS	06/22/23	USD	2,134,414	(33,358)
NOK	31,202,622	BNP	04/21/23	USD	2,941,648	(40,963)
NOK	29,407,565	BOA	04/21/23	USD	2,771,111	(39,914)
NOK	59,661,778	UBSA	04/21/23	USD	5,753,339	50,359
NZD	4,692,911	BNP	04/20/23	USD	2,918,690	(15,913)
NZD	4,505,873	BNP	04/20/23	USD	2,808,543	(9,099)
NZD	4,610,941	JPMC	04/20/23	USD	2,993,579	110,235
NZD	5,110,746	MSCS	04/20/23	USD	3,302,028	106,141
PLN	13,078,474	BOA	04/27/23	USD	2,952,659	(72,962)
PLN	19,546,569	BNP	04/27/23	USD	4,496,003	(25,971)
PLN	6,224,066	BNP	04/27/23	USD	1,442,543	2,645
PLN	13,115,500	CBNA	04/27/23	USD	2,980,457	(53,730)
PLN	26,574,673	JPMC	04/27/23	USD	5,906,747	(241,133)
PLN	12,983,560	MSCS	04/27/23	USD	2,956,894	(46,769)
SEK	31,461,980	BBP	04/21/23	USD	3,044,156	9,925
SEK	30,723,552	BBP	04/21/23	USD	2,901,551	(61,465)
SEK	30,443,752	CBNA	04/21/23	USD	2,943,829	7,797

BHFTI-40

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
SEK	31,108,454	MSCS	04/21/23	USD	2,992,007	$(8,129)
SGD	3,955,896	NWM	05/15/23	USD	2,943,068	(33,323)
TWD	88,312,611	CBNA	06/15/23	USD	2,915,602	(6,545)
TWD	90,891,928	HSBCU	06/15/23	USD	3,005,447	(2,045)
TWD	90,895,810	HSBCU	06/15/23	USD	2,992,061	(15,560)
ZAR	54,592,555	BOA	04/20/23	USD	2,969,634	(92,178)
ZAR	50,326,732	BOA	04/20/23	USD	2,756,888	(65,677)
ZAR	22,224,791	CSI	04/20/23	USD	1,219,236	(27,237)
ZAR	38,443,146	MSCS	04/20/23	USD	2,143,232	(12,844)
ZAR	19,420,294	MSCS	04/20/23	USD	1,065,547	(23,636)
ZAR	13,124,098	MSCS	04/20/23	USD	720,089	(15,973)
ZAR	5,790,007	SSBT	04/20/23	USD	316,365	(8,367)
ZAR	4,250,176	SSBT	04/20/23	USD	228,241	(10,130)
ZAR	4,165,422	SSBT	04/20/23	USD	227,242	(6,374)
ZAR	3,912,845	SSBT	04/20/23	USD	212,995	(6,456)
ZAR	3,442,758	SSBT	04/20/23	USD	184,907	(8,180)
ZAR	2,814,963	SSBT	04/20/23	USD	153,569	(4,308)
ZAR	2,431,346	SSBT	04/20/23	USD	131,202	(5,159)
ZAR	1,643,087	SSBT	04/20/23	USD	88,666	(3,487)

Net Unrealized Appreciation						$538,239

Securities in the amount of $804,641 have been received at the custodian bank and held as collateral for forward foreign currency exchange contracts.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/23	90	AUD	11,059,779	$190,358
Euro-Bobl Futures	06/08/23	16	EUR	1,886,080	45,794
Euro-Bund Futures	06/08/23	13	EUR	1,765,920	65,968
U.S. Treasury Long Bond Futures	06/21/23	13	USD	1,705,031	63,324
U.S. Treasury Note 10 Year Futures	06/21/23	25	USD	2,873,047	84,105
U.S. Treasury Note Ultra 10 Year Futures	06/21/23	50	USD	6,057,031	200,951

Futures Contracts—Short
Australian 3 Year Bond Futures	06/15/23	(29)	AUD	(3,155,654)	(24,579)
Euro-OAT Futures	06/08/23	(17)	EUR	(2,213,910)	(78,958)
U.S. Treasury Note 5 Year Futures	06/30/23	(188)	USD	(20,587,469)	(129,336)
U.S. Treasury Ultra Long Bond Futures	06/21/23	(4)	USD	(564,500)	(23,663)

Net Unrealized Appreciation					$393,964

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 2 Yr. IRS	4.250%	MSC	12M SOFR	Receive	06/09/23	13,070,000	USD	13,070,000	$79,841	$6,975	$(72,866)
Put - OTC - 2 Yr. IRS	3.665%	MSC	12M SOFR	Receive	08/15/23	24,090,000	USD	24,090,000	394,542	183,554	(210,988)

Totals									$474,383	$190,529	$(283,854)

BHFTI-41

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 2 Yr. IRS	3.915%	MSC	12M SOFR	Pay	08/15/23	(24,090,000)	USD	(24,090,000)	$(255,422)	$(103,683)	$151,739

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.209%	Annually	03/21/33	USD	1,380,000	$2,301	$—	$2,301
Pay	3M NZDBB	Quarterly	2.503%	Semi-Annually	11/02/24	NZD	7,847,000	(198,041)	—	(198,041)
Pay	3M NZDBB	Quarterly	2.580%	Semi-Annually	11/01/24	NZD	2,933,000	(71,637)	—	(71,637)
Pay	6M EURIBOR	Semi-Annually	(0.016)%	Annually	09/30/50	EUR	3,800,000	(2,039,842)	—	(2,039,842)
Pay	6M EURIBOR	Semi-Annually	(0.043)%	Annually	11/10/50	EUR	3,820,000	(2,072,752)	—	(2,072,752)
Pay	6M EURIBOR	Semi-Annually	1.464%	Annually	05/13/27	EUR	3,317,000	(222,445)	19	(222,464)
Pay	6M EURIBOR	Semi-Annually	1.494%	Annually	05/12/27	EUR	4,343,000	(285,864)	(109)	(285,755)
Pay	6M EURIBOR	Semi-Annually	1.800%	Annually	08/18/32	EUR	4,900,000	(496,354)	—	(496,354)
Receive	6M EURIBOR	Annually	0.022%	Semi-Annually	11/10/50	EUR	3,820,000	2,020,926	27,546	1,993,380
Receive	6M EURIBOR	Annually	0.122%	Semi-Annually	05/12/27	EUR	4,343,000	1,930,295	—	1,930,295

Totals								$(1,433,413)	$27,456	$(1,460,869)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.40.V1	(5.000%)	Quarterly	06/20/28	4.660%	USD	6,280,000	$(86,795)	$(13,801)	$(72,994)

Centrally Cleared Credit Default Swaps on Credit Indices and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond 4.250%, 01/07/25	1.000%	Quarterly	06/20/28	2.267%	USD	790,000	$(45,604)	$(46,271)	$667
CDX.EM.39.V1	1.000%	Quarterly	06/20/28	2.295%	USD	1,070,000	(61,578)	(64,468)	2,890
China Government International Bond 7.500%, due 10/28/27	1.000%	Quarterly	06/20/28	0.000%	USD	1,130,000	13,548	16,793	(3,245)
Colombia Government International Bond 10.735%, 01/28/33	1.000%	Quarterly	06/20/28	2.820%	USD	880,000	(71,714)	(74,396)	2,682
Indonesia Government International Bond 4.125%, due 01/15/25	1.000%	Quarterly	06/20/28	0.000%	USD	1,490,000	3,793	7,490	(3,697)
Mexico Government International Bond 4.150%, due 03/28/27	1.000%	Quarterly	06/20/28	1.199%	USD	710,000	(6,598)	(7,840)	1,242
Republic of South Africa Government International Bond 5.875%, due 09/16/25	1.000%	Quarterly	06/20/28	0.000%	USD	1,120,000	(87,162)	(87,184)	22
Turkey Government International Bond 11.875%,due 01/15/30	1.000%	Quarterly	06/20/28	5.143%	USD	3,932,000	(670,758)	(683,529)	12,771

Totals							$(926,073)	$(939,405)	$13,332

BHFTI-42

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2023 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	77.817%	USD	542,506	$(115,283)	$(43,664)	$(71,619)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	77.817%	USD	814,045	(172,985)	(65,189)	(107,796)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	CGM	77.817%	USD	1,626,372	(345,604)	(134,020)	(211,584)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	GSI	77.817%	USD	542,506	(115,283)	(43,455)	(71,828)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	77.817%	USD	271,539	(57,702)	(21,745)	(35,957)
CMBX.NA.BBB-.6	3.000%	Monthly	05/11/63	JPMC	77.817%	USD	776,729	(165,055)	(76,308)	(88,747)

Totals								$(971,912)	$(384,381)	$(587,531)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Glossary of Abbreviations

Counterparties

(ANZ)—	Australia & New Zealand Banking Corp.
(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(CGM)—	Citigroup Global Markets, Inc.
(CSI)—	Credit Suisse International
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(HSBCU)—	HSBC Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSC)—	Morgan Stanley & Co.
(MSCS)—	Morgan Stanley Capital Services LLC
(NWM)—	NatWest Markets plc
(SCB)—	Standard Chartered Bank
(SSBT)—	State Street Bank and Trust Co.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(CNY)—	Chinese Yuan
(COP)—	Colombian Peso
(DKK)—	Danish Krone
(DOP)—	Dominican Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CMBX.NA.BBB-)—	Markit North America BBB- Rated CMBS Index
(EURIBOR)—	Euro InterBank Offered Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average

BHFTI-43

Brighthouse Funds Trust I

AB International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviationsy—(Continued)

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$329,662,362	$—	$329,662,362
Total Corporate Bonds & Notes*	—	163,725,697	—	163,725,697
Total U.S. Treasury & Government Agencies*	—	21,673,813	—	21,673,813
Total Mortgage-Backed Securities*	—	11,490,717	—	11,490,717
Total Asset-Backed Securities*	—	9,199,704	—	9,199,704
Total Short-Term Investments*	—	14,706,656	—	14,706,656
Securities Lending Reinvestments
Repurchase Agreements	—	2,449,736	—	2,449,736
Mutual Funds	2,220,000	—	—	2,220,000
Total Securities Lending Reinvestments	2,220,000	2,449,736	—	4,669,736
Total Purchased Options at Value	$—	$190,529	$—	$190,529
Total Investments	$2,220,000	$553,099,214	$—	$555,319,214

Collateral for Securities Loaned (Liability)	$—	$(4,669,736)	$—	$(4,669,736)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$6,622,669	$—	$6,622,669
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,084,430)	—	(6,084,430)
Total Forward Contracts	$—	$538,239	$—	$538,239
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$650,500	$—	$—	$650,500
Futures Contracts (Unrealized Depreciation)	(256,536)	—	—	(256,536)
Total Futures Contracts	$393,964	$—	$—	$393,964
Total Written Options at Value	$—	$(103,683)	$—	$(103,683)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$3,946,250	$—	$3,946,250
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(5,466,781)	—	(5,466,781)
Total Centrally Cleared Swap Contracts	$—	$(1,520,531)	$—	$(1,520,531)
OTC Swap Contracts
OTC Swap Contracts at Value (Liabilities)	$—	$(971,912)	$—	$(971,912)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-44

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—96.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
L3Harris Technologies, Inc.	19,452	$3,817,261

Automobile Components—1.9%
Aptiv plc (a)	36,122	4,052,527
Lear Corp. (b)	22,423	3,127,784

		7,180,311

Banks—3.2%
Citizens Financial Group, Inc.	57,070	1,733,216
Fifth Third Bancorp	246,171	6,557,996
Regions Financial Corp.	219,761	4,078,764

		12,369,976

Beverages—2.6%
Keurig Dr Pepper, Inc. (b)	278,512	9,825,903

Building Products—3.5%
Builders FirstSource, Inc. (a)	44,740	3,972,017
Carlisle Cos., Inc.	41,199	9,313,858

		13,285,875

Chemicals—0.9%
Huntsman Corp. (b)	121,203	3,316,114

Commercial Services & Supplies—3.4%
Republic Services, Inc.	96,472	13,044,944

Construction & Engineering—3.3%
API Group Corp. (a)	158,662	3,566,722
MasTec, Inc. (a) (b)	95,718	9,039,608

		12,606,330

Construction Materials—2.8%
Vulcan Materials Co.	62,287	10,685,958

Consumer Finance—0.8%
Discover Financial Services	29,853	2,950,671

Containers & Packaging—0.9%
AptarGroup, Inc. (b)	27,992	3,308,374

Distributors—3.4%
LKQ Corp.	232,704	13,208,279

Electric Utilities—4.9%
American Electric Power Co., Inc.	108,193	9,844,481
FirstEnergy Corp.	227,279	9,104,797

		18,949,278

Energy Equipment & Services—1.4%
Baker Hughes Co.	131,866	3,805,653
NOV, Inc.	94,650	1,751,971

		5,557,624

Financial Services—2.3%
Euronet Worldwide, Inc. (a) (b)	80,788	9,040,177

Health Care Equipment & Supplies—5.7%
Alcon, Inc.	136,499	9,628,640
Teleflex, Inc. (b)	20,735	5,252,383
Zimmer Biomet Holdings, Inc.	53,011	6,849,021

		21,730,044

Hotels, Restaurants & Leisure—2.3%
Wendy’s Co. (The) (b)	131,443	2,862,828
Yum China Holdings, Inc.	93,945	5,955,174

		8,818,002

Household Durables—2.9%
DR Horton, Inc.	100,296	9,797,916
Helen of Troy, Ltd. (a) (b)	12,540	1,193,432

		10,991,348

Household Products—5.3%
Church & Dwight Co., Inc. (b)	117,761	10,411,250
Reynolds Consumer Products, Inc. (b)	357,816	9,839,940

		20,251,190

Insurance—9.5%
Allstate Corp. (The)	70,227	7,781,854
Arch Capital Group, Ltd. (a)	187,017	12,692,844
Axis Capital Holdings, Ltd. (b)	30,616	1,669,184
Brown & Brown, Inc.	160,868	9,237,041
Loews Corp.	91,202	5,291,540

		36,672,463

Interactive Media & Services—0.7%
Match Group, Inc. (a)	72,383	2,778,783

IT Services—3.3%
Amdocs, Ltd.	132,309	12,705,633

Life Sciences Tools & Services—1.6%
Charles River Laboratories International, Inc. (a)	31,382	6,333,515

Machinery—2.7%
Donaldson Co., Inc.	101,028	6,601,169
Gates Industrial Corp. plc (a)	267,746	3,718,992

		10,320,161

Metals & Mining—1.5%
Freeport-McMoRan, Inc. (b)	144,561	5,913,991

Mortgage Real Estate Investment Trusts—2.1%
Annaly Capital Management, Inc. (b)	413,492	7,901,832

Office REITs—1.2%
Boston Properties, Inc. (b)	86,133	4,661,518

BHFTI-45

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—4.5%
Devon Energy Corp. (b)	82,839	$4,192,482
EOG Resources, Inc.	56,614	6,489,663
Valero Energy Corp.	47,462	6,625,695

		17,307,840

Professional Services—4.0%
Dun & Bradstreet Holdings, Inc. (b)	320,168	3,758,772
Jacobs Solutions, Inc.	98,925	11,624,677

		15,383,449

Real Estate Management & Development—2.5%
CBRE Group, Inc. - Class A (a)	132,834	9,671,644

Semiconductors & Semiconductor Equipment—0.6%
ON Semiconductor Corp. (a) (b)	28,950	2,383,164

Software—1.9%
NCR Corp. (a)	165,242	3,898,059
Synopsys, Inc. (a)	9,069	3,502,901

		7,400,960

Specialized REITs—2.6%
CubeSmart (b)	66,722	3,083,891
Gaming and Leisure Properties, Inc.	136,273	7,094,372

		10,178,263

Specialty Retail—0.2%
Foot Locker, Inc. (b)	16,325	647,939

Trading Companies & Distributors—3.2%
AerCap Holdings NV (a)	219,608	12,348,558

Water Utilities—1.9%
American Water Works Co., Inc.	50,009	7,325,818

Total Common Stocks (Cost $307,933,681)		370,873,190

Escrow Shares—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Tontine Holdings, Ltd. (a) (c) (d) (Cost $0)	277,348	0

Warrants—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Holdings, Ltd., Expires 07/24/27 (a) (c) (d) (Cost $175,712)	30,257	0

Short-Term Investment—3.6%
Security Description	Principal Amount*	Value

Repurchase Agreement—3.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $13,755,267; collateralized by U.S. Treasury Note at 1.750%, maturing 03/15/25, with a market value of $14,027,991.	13,752,860	$13,752,860

Total Short-Term Investments (Cost $13,752,860)		13,752,860

Securities Lending Reinvestments (e)—13.8%

Certificates of Deposit—1.6%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (f)	1,000,000	1,001,845
BNP Paribas S.A. 5.270%, SOFR + 0.450%, 10/10/23 (f)	1,000,000	1,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (f)	1,000,000	998,064
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (f)	1,000,000	999,386
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (f)	1,000,000	1,000,562
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV + 0.400%, 02/13/24 (f)	1,000,000	999,221

		5,999,078

Commercial Paper—0.8%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (f)	1,000,000	1,000,364
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (f)	1,000,000	1,001,279
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (f)	1,000,000	1,000,000

		3,001,643

Repurchase Agreements—8.7%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $400,161; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $409,433.	400,000	400,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $2,000,802; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $3,342,011; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $3,407,495.	3,340,681	3,340,681

BHFTI-46

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $2,055,192; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $2,040,000.	2,000,000	$2,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $2,802,249; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $2,868,543.	2,800,000	2,800,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $6,304,331; collateralized by various Common Stock with an aggregate market value of $7,002,888.	6,300,000	6,300,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $4,001,657; collateralized by various Common Stock with an aggregate market value of $4,447,514.	4,000,000	4,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $1,004,900; collateralized by various Common Stock with an aggregate market value of $1,111,267.	1,000,000	1,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $100,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $102,109.	100,000	100,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $1,401,913; collateralized by various Common Stock with an aggregate market value of $1,559,032.	1,400,000	1,400,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $10,004,083; collateralized by various Common Stock with an aggregate market value of $11,227,971.	10,000,000	10,000,000

		33,340,681

Time Deposit—0.2%
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (f)	1,000,000	1,000,000

Mutual Funds—2.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (g)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (g)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (g)	1,750,000	1,750,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (g)	1,000,000	1,000,000

Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (g)	5,000,000	5,000,000

		9,750,000

Total Securities Lending Reinvestments (Cost $53,090,689)		53,091,402

Total Investments—113.9% (Cost $374,952,942)		437,717,452
Other assets and liabilities (net)—(13.9)%		(53,426,128)

Net Assets—100.0%		$384,291,324

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $52,737,272 and the collateral received consisted of cash in the amount of $53,090,694. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-47

Brighthouse Funds Trust I

Allspring Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$370,873,190	$—	$—	$370,873,190
Total Escrow Shares*	—	—	0	0
Total Warrants*	—	—	0	0
Total Short-Term Investment*	—	13,752,860	—	13,752,860
Securities Lending Reinvestments
Certificates of Deposit	—	5,999,078	—	5,999,078
Commercial Paper	—	3,001,643	—	3,001,643
Repurchase Agreements	—	33,340,681	—	33,340,681
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	9,750,000	—	—	9,750,000
Total Securities Lending Reinvestments	9,750,000	43,341,402	—	53,091,402
Total Investments	$380,623,190	$57,094,262	$0	$437,717,452

Collateral for Securities Loaned (Liability)	$—	$(53,090,694)	$—	$(53,090,694)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March, 31, 2023 is not presented.

BHFTI-48

Brighthouse Funds Trust I

American Funds Balanced Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	9,553,748	$323,967,585
American Funds American Mutual Fund (Class R-6)	5,710,480	277,415,094
American Funds Capital World Bond Fund (Class 1) (a)	12,017,051	118,247,784
American Funds Fundamental Investors Fund (Class R-6)	5,056,952	321,874,971
American Funds Growth Fund (Class 1)	4,029,941	344,398,772
American Funds Growth-Income Fund (Class 1)	6,832,913	363,237,650
American Funds High-Income Trust Fund (Class R-6) (a)	17,341,830	159,197,999
American Funds International Fund (Class 1) (a)	16,217,562	273,103,752
American Funds International Growth & Income Fund (Class R-6) (a)	10,285,268	350,830,504
American Funds New World Fund (Class 1)	3,386,897	80,540,421
American Funds SMALLCAP World Fund (Class R-6)	1,894,721	117,510,611
American Funds The Bond Fund of America (Class 1) (a)	52,863,861	512,250,812

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	34,585,431	433,009,592
American Funds Washington Mutual Investors Fund (Class 1) (a)	24,770,213	318,049,539

Total Mutual Funds (Cost $4,086,792,271)		3,993,635,086

Total Investments—100.1% (Cost $4,086,792,271)		3,993,635,086
Other assets and liabilities (net)—(0.1)%		(2,256,392)

Net Assets—100.0%		$3,991,378,694

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,993,635,086	$—	$—	$3,993,635,086
Total Investments	$3,993,635,086	$—	$—	$3,993,635,086

BHFTI-49

Brighthouse Funds Trust I

American Funds Growth Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	9,252,228	$313,743,060
American Funds American Mutual Fund (Class R-6)	4,913,425	238,694,192
American Funds Capital World Bond Fund (Class 1) (a)	4,005,769	39,416,762
American Funds Fundamental Investors Fund (Class R-6)	4,701,865	299,273,725
American Funds Growth Fund (Class 1)	3,360,202	287,162,851
American Funds Growth-Income Fund (Class 1)	5,115,422	271,935,847
American Funds High-Income Trust Fund (Class R-6)	7,241,848	66,480,164
American Funds International Fund (Class 1) (a)	14,584,963	245,610,780
American Funds International Growth & Income Fund (Class R-6) (a)	8,738,282	298,062,814
American Funds New World Fund (Class 1)	3,427,857	81,514,439
American Funds SMALLCAP World Fund (Class R-6)	2,136,693	132,517,686
American Funds The Bond Fund of America (Class 1)	12,146,437	117,698,977

Investment Company Securities—(Continued)
American Funds U.S. Government Securities Fund (Class R-6)	3,119,449	39,055,506
American Funds Washington Mutual Investors Fund (Class 1)	20,730,507	266,179,708

Total Mutual Funds (Cost $2,673,059,092)		2,697,346,511

Total Investments—100.1% (Cost $2,673,059,092)		2,697,346,511
Other assets and liabilities (net)—(0.1)%		(1,596,620)

Net Assets—100.0%		$2,695,749,891

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,697,346,511	$—	$—	$2,697,346,511
Total Investments	$2,697,346,511	$—	$—	$2,697,346,511

BHFTI-50

Brighthouse Funds Trust I

American Funds Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds Growth Fund (Class 1) (a) (Cost $1,423,543,738)	17,593,874	$1,503,572,501

Total Investments—100.1% (Cost $1,423,543,738)		1,503,572,501
Other assets and liabilities (net)—(0.1)%		(920,770)

Net Assets—100.0%		$1,502,651,731

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,503,572,501	$—	$—	$1,503,572,501
Total Investments	$1,503,572,501	$—	$—	$1,503,572,501

BHFTI-51

Brighthouse Funds Trust I

American Funds Moderate Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—100.1% of Net Assets

Security Description	Shares	Value

Investment Company Securities—100.1%
American Funds AMCAP Fund (Class R-6)	3,075,530	$104,291,206
American Funds American Mutual Fund (Class R-6)	3,399,543	165,149,820
American Funds Capital World Bond Fund (Class 1) (a)	6,272,553	61,721,923
American Funds Fundamental Investors Fund (Class R-6)	1,630,018	103,750,625
American Funds Growth Fund (Class 1)	1,220,311	104,287,820
American Funds Growth-Income Fund (Class 1)	3,135,147	166,664,408
American Funds High-Income Trust Fund (Class R-6)	11,252,291	103,296,035
American Funds International Fund (Class 1)	6,812,184	114,717,179
American Funds International Growth & Income Fund (Class R-6)	3,951,651	134,790,811
American Funds New World Fund (Class 1)	876,540	20,844,114
American Funds SMALLCAP World Fund (Class R-6)	326,234	20,233,038

Investment Company Securities—(Continued)
American Funds The Bond Fund of America (Class 1) (a)	40,501,594	392,460,443
American Funds U.S. Government Securities Fund (Class R-6)	32,982,585	412,941,961
American Funds Washington Mutual Investors Fund (Class 1)	12,904,830	165,698,015

Total Mutual Funds (Cost $2,166,900,598)		2,070,847,398

Total Investments—100.1% (Cost $2,166,900,598)		2,070,847,398
Other assets and liabilities (net)—(0.1)%		(1,304,532)

Net Assets—100.0%		$2,069,542,866

(a)	Affiliated Issuer.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$2,070,847,398	$—	$—	$2,070,847,398
Total Investments	$2,070,847,398	$—	$—	$2,070,847,398

BHFTI-52

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—87.4% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—87.4%
Communication Services Select Sector SPDR Fund (a)	918,290	$53,233,271
Consumer Discretionary Select Sector SPDR Fund (a)	466,334	69,735,586
Consumer Staples Select Sector SPDR Fund (a)	595,451	44,486,144
Energy Select Sector SPDR Fund	365,652	30,286,955
Financial Select Sector SPDR Fund (a)	2,095,451	67,368,750
Health Care Select Sector SPDR Fund (a)	719,407	93,134,430
Industrial Select Sector SPDR Fund (a)	538,391	54,474,402
iShares Core MSCI EAFE ETF (a) (b)	15,972,846	1,067,784,755
iShares Core S&P 500 ETF (a) (b)	1,208,513	496,795,524
iShares Core U.S. Aggregate Bond ETF (a) (b)	5,971,550	595,005,242
iShares U.S. Real Estate ETF (a) (b)	1,028,134	87,288,577
Materials Select Sector SPDR Fund (a)	216,812	17,488,056
Real Estate Select Sector SPDR Fund (a)	449,808	16,813,823
Technology Select Sector SPDR Fund (a)	1,273,800	192,356,538
Utilities Select Sector SPDR Fund (a)	277,697	18,797,310
Vanguard Total Bond Market ETF (a)	12,566,979	927,820,060

Total Mutual Funds (Cost $3,477,521,492)		3,832,869,423

Short-Term Investments—9.9%

Mutual Funds—6.3%
SSGA USD Liquidity Fund, D Shares, 4.913% (c)	276,918,245	276,918,245

Repurchase Agreement—3.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $158,685,733; collateralized by U.S. Treasury Notes with rates ranging from 1.500% - 2.000%, maturing 02/15/25, and an aggregate market value of $161,831,231.	158,657,967	158,657,967

Total Short-Term Investments (Cost $435,576,212)		435,576,212

Securities Lending Reinvestments (d)—17.9%

Certificates of Deposit—2.0%
BNP Paribas S.A. 5.020%, SOFR + 0.200%, 09/18/23 (e)	2,000,000	1,997,603
5.070%, SOFR + 0.250%, 09/08/23 (e)	10,000,000	10,000,000
5.270%, SOFR + 0.450%, 10/10/23 (e)	10,000,000	10,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (e)	5,000,000	4,990,320
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 05/03/23	8,000,000	7,964,160
4.990%, SOFR + 0.170%, 09/06/23 (e)	6,000,000	5,993,382
MUFG Bank Ltd. (NY) 5.010%, SOFR + 0.180%, 08/28/23 (e)	5,000,000	4,996,625
Natixis S.A. 5.270%, SOFR + 0.450%, 06/21/23 (e)	11,000,000	11,004,202
State Street Bank and Trust Co. 5.510%, SOFR + 0.680%, 07/14/23 (e)	10,000,000	10,010,660

Certificates of Deposit—(Continued)
Sumitomo Mitsui Banking Corp. 5.570%, SOFR + 0.750%, 04/21/23 (e)	16,000,000	16,004,432
Svenska Handelsbanken AB 5.060%, SOFR + 0.230%, 08/08/23 (e)	3,000,000	2,998,920

		85,960,304

Commercial Paper—0.8%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (e)	10,000,000	10,003,640
LA Banque Postale S.A. 5.020%, SOFR + 0.190%, 09/13/23 (e)	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB 5.510%, SOFR + 0.680%, 05/03/23 (e)	5,000,000	5,002,050
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (e)	14,000,000	14,000,000

		34,005,690

Master Demand Notes—0.1%
Bank of America N.A. 5.400%, SOFR + 0.580%, 05/15/23 (e)	5,000,000	5,000,514

Repurchase Agreements—9.2%
Barclays Bank plc Repurchase Agreement dated 03/31/23 at 5.170%, due on 07/05/23 with a maturity value of $10,137,867; collateralized by various Common Stock with an aggregate market value of $11,124,399.	10,000,000	10,000,000
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $14,605,877; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $14,944,318	14,600,000	14,600,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $123,911,957; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $126,339,891.	123,862,618	123,862,618
Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $18,089,600; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $18,360,002.	18,000,000	18,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $30,827,875; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $30,600,004.	30,000,000	30,000,000

BHFTI-53

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $20,322,574; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $20,720,737.	20,314,448	$20,314,448
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $45,045,623; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $46,111,279.	45,009,465	45,009,465
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $84,658,163; collateralized by various Common Stock with an aggregate market value of $94,038,776.	84,600,000	84,600,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $20,098,000; collateralized by various Common Stock with an aggregate market value of $22,225,334.	20,000,000	20,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $8,803,513; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $8,985,555.	8,800,000	8,800,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $3,201,309; collateralized by various Common Stock with an aggregate market value of $3,557,196.	3,200,000	3,200,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $20,427,880; collateralized by various Common Stock with an aggregate market value of $22,717,325.	20,400,000	20,400,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $4,902,013; collateralized by various Common Stock with an aggregate market value of $5,446,957.	4,900,000	4,900,000

		403,686,531

Time Deposits—3.9%
Banco Santander S.A. (NY) 4.810%, 04/03/23	35,000,000	35,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	21,000,000	21,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	20,000,000	20,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (e)	31,500,000	31,500,000
Rabobank (NY) 4.790%, 04/03/23	25,000,000	25,000,000

Time Deposits—(Continued)
Skandi (NY) 4.810%, 04/03/23	18,000,000	18,000,000
Svenska (NY) 4.770%, 04/03/23	20,000,000	20,000,000

		170,500,000

Mutual Funds—1.7%
HSBC U.S. Government Money Market Fund, Class I 4.700% (c)	25,000,000	25,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (c)	13,550,000	13,550,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (c)	33,600,000	33,600,000

		72,150,000

Discount Notes—0.2%
Federal Home Loan Banks 4.720%, 04/21/23 (f)	10,000,000	9,976,668

Total Securities Lending Reinvestments (Cost $781,280,745)		781,279,707

Total Investments—115.2% (Cost $4,694,378,449)		5,049,725,342
Other assets and liabilities (net)—(15.2)%		(666,341,935)

Net Assets—100.0%		$4,383,383,407

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $773,259,318 and the collateral received consisted of cash in the amount of $781,193,718. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Affiliated Issuer.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents current yield to maturity.

BHFTI-54

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	38,556,248	GSI	06/21/23	USD	40,931,313	$1,066,577
EUR	38,556,247	JPMC	06/21/23	USD	40,912,091	1,085,797

Contracts to Deliver
AUD	6,550,000	UBSA	06/21/23	USD	4,414,877	24,094
EUR	1,106,875	DBAG	06/21/23	USD	1,179,373	(26,305)
GBP	4,314,000	DBAG	06/21/23	USD	5,161,802	(168,086)
JPY	1,141,377,801	UBSA	06/21/23	USD	8,466,378	(228,341)

Net Unrealized Appreciation						$1,753,736

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/16/23	366	USD	38,365,950	$2,507,513
Russell 2000 Index E-Mini Futures	06/16/23	915	USD	82,967,625	2,454,014
S&P 500 Index E-Mini Futures	06/16/23	243	USD	50,273,663	2,997,901
TOPIX Index Futures	06/08/23	286	JPY	5,730,010,000	1,405,600

Futures Contracts—Short
U.S. Treasury Note 5 Year Futures	06/30/23	(1,589)	USD	(174,007,915)	836,864
U.S. Treasury Ultra Long Bond Futures	06/21/23	(319)	USD	(45,018,875)	(1,556,588)

Net Unrealized Appreciation					$8,645,304

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.370%	Annually	01/06/33	USD	628,000,000	$7,954,179	$104,678	$7,849,501
Pay	12M SOFR	Annually	3.375%	Annually	02/15/33	USD	250,000,000	3,331,400	3,984	3,327,416
Pay	12M SOFR	Annually	3.380%	Annually	02/09/33	USD	400,000,000	5,483,036	(54,179)	5,537,215

Totals								$16,768,615	$54,483	$16,714,132

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	3M UST	Quarterly	03/20/24	JPMC	S&P GSCI Commodity Index	USD 14,975,697	$865,106	$—	$865,106
Pay	3M UST	Quarterly	05/31/23	JPMC	S&P GSCI Commodity Index	USD 166,751,449	(1,790,438)	—	(1,790,438)
Pay	3M SOFR	Quarterly	11/10/23	GSI	Russell 1000 Value Index	USD 88,599,413	(3,048,692)	—	(3,048,692)

Totals							$(3,974,024)	$—	$(3,974,024)

(1)	There was no upfront premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-55

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(UST)—	U.S. Treasury Bill Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-56

Brighthouse Funds Trust I

BlackRock Global Tactical Strategies Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$3,832,869,423	$—	$—	$3,832,869,423
Short-Term Investments
Mutual Funds	276,918,245	—	—	276,918,245
Repurchase Agreement	—	158,657,967	—	158,657,967
Total Short-Term Investments	276,918,245	158,657,967	—	435,576,212
Securities Lending Reinvestments
Certificates of Deposit	—	85,960,304	—	85,960,304
Commercial Paper	—	34,005,690	—	34,005,690
Master Demand Notes	—	5,000,514	—	5,000,514
Repurchase Agreements	—	403,686,531	—	403,686,531
Time Deposits	—	170,500,000	—	170,500,000
Mutual Funds	72,150,000	—	—	72,150,000
Discount Notes	—	9,976,668	—	9,976,668
Total Securities Lending Reinvestments	72,150,000	709,129,707	—	781,279,707
Total Investments	$4,181,937,668	$867,787,674	$—	$5,049,725,342

Collateral for Securities Loaned (Liability)	$—	$(781,193,718)	$—	$(781,193,718)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$2,176,468	$—	$2,176,468
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(422,732)	—	(422,732)
Total Forward Contracts	$—	$1,753,736	$—	$1,753,736
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,201,892	$—	$—	$10,201,892
Futures Contracts (Unrealized Depreciation)	(1,556,588)	—	—	(1,556,588)
Total Futures Contracts	$8,645,304	$—	$—	$8,645,304
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$16,714,132	$—	$16,714,132
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$865,106	$—	$865,106
OTC Swap Contracts at Value (Liabilities)	—	(4,839,130)	—	(4,839,130)
Total OTC Swap Contracts	$—	$(3,974,024)	$—	$(3,974,024)

BHFTI-57

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—88.5% of Net Assets

Security Description	Principal Amount*	Value

Advertising—1.2%
Clear Channel International B.V. 6.625%, 08/01/25 (144A) (a)	809,000	$787,224
Clear Channel Outdoor Holdings, Inc.
5.125%, 08/15/27 (144A)	3,386,000	3,038,935
7.500%, 06/01/29 (144A) (a)	2,320,000	1,648,824
7.750%, 04/15/28 (144A) (a)	1,912,000	1,434,000
CMG Media Corp. 8.875%, 12/15/27 (144A)	1,228,000	928,368
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.250%, 01/15/29 (144A)	980,000	813,400
4.625%, 03/15/30 (144A)	214,000	178,469
5.000%, 08/15/27 (144A)	1,067,000	961,186
Stagwell Global LLC 5.625%, 08/15/29 (144A)	275,000	241,158
Summer BC Holdco B S.a.r.l. 5.750%, 10/31/26 (EUR)	100,000	94,351

		10,125,915

Aerospace/Defense—4.5%
Boeing Co. (The)
5.150%, 05/01/30 (a)	1,693,000	1,703,585
5.805%, 05/01/50	651,000	655,340
5.930%, 05/01/60	671,000	670,199
Bombardier, Inc.
6.000%, 02/15/28 (144A)	1,515,000	1,475,239
7.125%, 06/15/26 (144A)	3,326,000	3,337,974
7.450%, 05/01/34 (144A)	374,000	418,880
7.500%, 03/15/25 (144A)	26,000	25,997
7.500%, 02/01/29 (144A)	1,121,000	1,145,169
7.875%, 04/15/27 (144A) (a)	1,417,000	1,434,470
F-Brasile S.p.A. / F-Brasile U.S. LLC 7.375%, 08/15/26 (144A) (a)	664,000	554,440
Howmet Aerospace, Inc. 5.125%, 10/01/24	30,000	30,123
Rolls-Royce plc 5.750%, 10/15/27 (144A)	2,764,000	2,753,497
Spirit AeroSystems, Inc.
7.500%, 04/15/25 (144A)	88,000	88,000
9.375%, 11/30/29 (144A)	1,544,000	1,684,890
TransDigm, Inc.
6.250%, 03/15/26 (144A) (a)	11,442,000	11,452,412
6.375%, 06/15/26	96,000	93,840
6.750%, 08/15/28 (144A)	6,022,000	6,082,220
7.500%, 03/15/27	277,000	276,307
8.000%, 12/15/25 (144A)	1,955,000	1,991,656
Triumph Group, Inc. 9.000%, 03/15/28 (144A)	2,238,000	2,240,350

		38,114,588

Agriculture—0.1%
Darling Ingredients, Inc. 6.000%, 06/15/30 (144A)	1,166,000	1,162,036
Tereos Finance Groupe I S.A. 7.250%, 04/15/28 (EUR)	100,000	106,407

		1,268,443

Airlines—1.8%
Air Canada 3.875%, 08/15/26 (144A)	968,000	$878,945
Air France-KLM 8.125%, 05/31/28 (EUR)	100,000	109,100
Allegiant Travel Co. 7.250%, 08/15/27 (144A)	303,000	301,636
American Airlines, Inc.
7.250%, 02/15/28 (144A)	203,000	197,418
11.750%, 07/15/25 (144A)	2,758,000	3,017,362
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.500%, 04/20/26 (144A)	330,892	325,635
5.750%, 04/20/29 (144A)	2,738,460	2,626,829
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.750%, 10/20/28 (144A)	298,958	288,349
Deutsche Lufthansa AG
2.000%, 07/14/24 (EUR)	100,000	104,961
3.750%, 02/11/28 (EUR)	100,000	98,687
Hawaiian Brand Intellectual Property, Ltd. / HawaiianMiles Loyalty, Ltd. 5.750%, 01/20/26 (144A)	939,000	891,444
International Consolidated Airlines Group S.A. 3.750%, 03/25/29 (EUR)	100,000	89,742
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	1,511,707	1,506,839
Spirit Loyalty Cayman, Ltd. / Spirit IP Cayman, Ltd. 8.000%, 09/20/25 (144A)	542,401	545,542
United Airlines Pass-Through Trust
4.875%, 01/15/26	90,438	87,430
5.875%, 10/15/27	1,464,549	1,460,128
United Airlines, Inc.
4.375%, 04/15/26 (144A)	1,406,000	1,345,139
4.625%, 04/15/29 (144A)	1,964,000	1,776,441

		15,651,627

Apparel—0.2%
Crocs, Inc.
4.125%, 08/15/31 (144A)	788,000	649,236
4.250%, 03/15/29 (144A)	45,000	39,471
Hanesbrands, Inc. 9.000%, 02/15/31 (144A) (a)	747,000	764,741
Kontoor Brands, Inc. 4.125%, 11/15/29 (144A)	269,000	230,851
Levi Strauss & Co. 3.500%, 03/01/31 (144A)	302,000	257,455

		1,941,754

Auto Manufacturers—1.4%
Ford Motor Co.
3.250%, 02/12/32	1,572,000	1,235,524
4.346%, 12/08/26 (a)	128,000	124,363
6.100%, 08/19/32	481,000	466,116
Ford Motor Credit Co. LLC
2.700%, 08/10/26	800,000	711,992
2.900%, 02/16/28	533,000	458,167

BHFTI-58

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—(Continued)
Ford Motor Credit Co. LLC
2.900%, 02/10/29	200,000	$165,594
3.375%, 11/13/25	206,000	193,082
3.625%, 06/17/31	1,063,000	875,944
3.810%, 01/09/24	987,000	975,334
4.000%, 11/13/30 (a)	200,000	169,945
4.125%, 08/17/27	400,000	366,496
4.134%, 08/04/25	217,000	206,425
4.271%, 01/09/27	210,000	195,531
4.389%, 01/08/26	200,000	189,750
4.535%, 03/06/25 (GBP)	109,000	128,878
4.687%, 06/09/25	200,000	192,218
4.867%, 08/03/27 (EUR)	125,000	131,496
4.950%, 05/28/27	692,000	660,040
5.125%, 06/16/25	928,000	908,368
6.860%, 06/05/26 (GBP)	108,000	132,676
7.125%, 02/15/31 (144A) (a)	703,000	713,102
7.350%, 03/06/30	1,216,000	1,249,440
General Motors Co.
5.400%, 04/01/48	301,000	258,376
5.600%, 10/15/32 (a)	254,000	248,686
General Motors Financial Co., Inc. 5.700%, 5Y H15 + 4.997%, 09/30/30 (a) (b)	270,000	232,375
Jaguar Land Rover Automotive plc 4.500%, 07/15/28 (EUR)	100,000	88,664
RCI Banque S.A. 2.625%, 5Y EUR Swap + 2.850%, 02/18/30 (EUR) (b)	200,000	197,584
Renault S.A. 2.375%, 05/25/26 (EUR)	100,000	99,096
Wabash National Corp. 4.500%, 10/15/28 (144A)	546,000	473,365

		12,048,627

Auto Parts & Equipment—1.3%
Adient Global Holdings, Ltd. 3.500%, 08/15/24 (EUR)	14,945	16,118
Clarios Global L.P. 6.750%, 05/15/25 (144A)	1,387,000	1,401,771
Clarios Global L.P. / Clarios U.S. Finance Co.
4.375%, 05/15/26 (EUR)	200,000	206,734
6.250%, 05/15/26 (144A) (a)	1,220,000	1,216,950
8.500%, 05/15/27 (144A) (a)	6,580,000	6,604,675
Dealer Tire LLC / DT Issuer LLC 8.000%, 02/01/28 (144A)	392,000	351,820
Faurecia SE
2.750%, 02/15/27 (EUR)	100,000	96,258
3.750%, 06/15/28 (EUR)	100,000	97,063
Goodyear Tire & Rubber Co. (The)
5.000%, 07/15/29 (a)	234,000	209,056
5.625%, 04/30/33	12,000	10,380
9.500%, 05/31/25	444,000	456,252
Grupo Antolin-Irausa S.A. 3.375%, 04/30/26 (EUR)	122,000	110,367
IHO Verwaltungs GmbH 3.875%, 4.625% PIK, 05/15/27 (EUR) (c)	101,000	96,017

Auto Parts & Equipment—(Continued)
Titan International, Inc. 7.000%, 04/30/28	150,000	135,154
ZF Finance GmbH
2.000%, 05/06/27 (EUR)	100,000	93,303
3.000%, 09/21/25 (EUR)	100,000	102,991
3.750%, 09/21/28 (EUR)	100,000	96,658
5.750%, 08/03/26 (EUR)	100,000	108,717

		11,410,284

Banks—1.1%
AIB Group plc 5.250%, 5Y EUR Swap + 5.702%, 10/09/24 (EUR) (b)	200,000	194,668
Banca Monte dei Paschi di Siena S.p.A. 6.750%, 3M EURIBOR + 3.206%, 03/02/26 (EUR) (b)	100,000	106,243
Banco BPM S.p.A.
2.875%, 5Y EUR Swap + 3.170%, 06/29/31 (EUR) (b)	200,000	181,502
5.000%, 5Y EUR Swap + 5.419%, 09/14/30 (EUR) (b)	100,000	103,434
Banco de Sabadell S.A. 5.250%, 1Y EUR Swap + 2.400%, 02/07/29 (EUR) (b)	100,000	102,884
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR)(d)	400,000	49,887
4.750%, 01/15/18 (EUR)(d)	1,000,000	124,718
Bank of America Corp. 6.204%, SOFR + 1.990%, 11/10/28 (a) (b)	787,000	822,715
Bank of Cyprus Pcl 2.500%, 1Y EUR Swap + 2.785%, 06/24/27 (EUR) (b)	100,000	90,549
Barclays plc 8.000%, 5Y H15 + 5.431%, 03/15/29 (b)	495,000	422,606
BNP Paribas S.A. 6.875%, 5Y EUR Swap + 4.645%, 12/06/29 (EUR) (b)	200,000	200,646
Citigroup, Inc. 4.150%, 5Y H15 + 3.000%, 11/15/26 (b)	10,000	8,175
First-Citizens Bank & Trust Co. 6.000%, 04/01/36	1,604,000	1,560,275
Goldman Sachs Group, Inc. (The) 4.950%, 5Y H15 + 3.224%, 02/10/25 (b)	1,490,000	1,364,457
HSBC Holdings plc 7.390%, SOFR + 3.350%, 11/03/28 (b)	490,000	521,523
Intesa Sanpaolo S.p.A.
4.198%, 1Y H15 + 2.600%, 06/01/32 (144A) (b)	415,000	301,879
4.950%, 1Y H15 + 2.750%, 06/01/42 (144A) (b)	305,000	202,180
5.148%, 06/10/30 (GBP)	100,000	100,564
5.710%, 01/15/26 (144A)	300,000	284,246
Lloyds Banking Group plc 8.000%, 5Y H15 + 3.913%, 09/27/29 (b)	640,000	589,600
Macquarie Bank Ltd. 6.798%, 01/18/33 (144A)	285,000	289,701
Morgan Stanley 5.948%, 5Y H15 + 2.430%, 01/19/38 (b)	245,000	243,632
PNC Financial Services Group, Inc. (The)
6.200%, 5Y H15 + 3.238%, 09/15/27 (b)	780,000	733,863
6.250%, 7Y H15 + 2.808%, 03/15/30 (b)	761,000	707,730
Societe Generale S.A. 7.875%, 5Y EUR Swap + 5.228%, 01/18/29 (EUR) (b)	100,000	98,558

		9,406,235

BHFTI-59

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.0%
Cidron Aida Finco S.a.r.l.
5.000%, 04/01/28 (EUR)	100,000	$95,441
6.250%, 04/01/28 (GBP)	100,000	104,714

		200,155

Building Materials—0.8%
Camelot Return Merger Sub, Inc. 8.750%, 08/01/28 (144A)	555,000	513,897
HT Troplast GmbH 9.250%, 07/15/25 (EUR)	100,000	106,650
JELD-WEN, Inc.
4.625%, 12/15/25 (144A)	65,000	60,287
6.250%, 05/15/25 (144A)	326,000	325,185
Masonite International Corp.
3.500%, 02/15/30 (144A) (a)	574,000	475,736
5.375%, 02/01/28 (144A)	180,000	171,900
New Enterprise Stone & Lime Co., Inc.
5.250%, 07/15/28 (144A)	222,000	196,224
9.750%, 07/15/28 (144A)	284,000	271,220
PCF GmbH 4.750%, 04/15/26 (EUR)	100,000	93,661
Smyrna Ready Mix Concrete LLC 6.000%, 11/01/28 (144A)	2,089,000	1,961,049
Standard Industries, Inc.
2.250%, 11/21/26 (EUR)	222,000	208,322
3.375%, 01/15/31 (144A)	750,000	602,763
4.375%, 07/15/30 (144A)	1,529,000	1,330,230
4.750%, 01/15/28 (144A)	77,000	71,932
5.000%, 02/15/27 (144A)	93,000	88,324
Summit Materials LLC / Summit Materials Finance Corp. 5.250%, 01/15/29 (144A)	54,000	51,030

		6,528,410

Chemicals—1.9%
Ashland LLC 3.375%, 09/01/31 (144A)	327,000	267,300
Avient Corp. 7.125%, 08/01/30 (144A) (a)	289,000	298,031
Axalta Coating Systems Dutch Holding B.V. 3.750%, 01/15/25 (EUR)	200,000	213,646
Axalta Coating Systems LLC 3.375%, 02/15/29 (144A)	750,000	642,588
Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B B.V. 4.750%, 06/15/27 (144A)	631,000	599,576
Celanese U.S. Holdings LLC 6.165%, 07/15/27 (a)	302,000	303,723
Chemours Co. (The) 5.750%, 11/15/28 (144A) (a)	257,000	229,432
Element Solutions, Inc. 3.875%, 09/01/28 (144A)	4,799,000	4,211,794
FIS - Fabbrica Italiana Sintetici S.p.A. 5.625%, 08/01/27 (EUR)	167,000	159,993
HB Fuller Co. 4.250%, 10/15/28	257,000	227,982

Chemicals—(Continued)
Herens Holdco S.a.r.l. 4.750%, 05/15/28 (144A)	1,553,000	1,250,165
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. 9.000%, 07/01/28 (144A)	973,000	862,580
INEOS Finance plc 6.625%, 05/15/28 (EUR)	100,000	109,373
INEOS Quattro Finance 2 plc 2.500%, 01/15/26 (EUR)	100,000	97,117
Ingevity Corp. 3.875%, 11/01/28 (144A)	191,000	163,645
Kobe U.S. Midco 2, Inc. 9.250%, 10.000% PIK, 11/01/26 (144A) (c)	720,000	518,400
Kronos International, Inc. 3.750%, 09/15/25 (EUR)	100,000	99,274
LSF11 A5 HoldCo LLC 6.625%, 10/15/29 (144A)	367,000	308,599
Minerals Technologies, Inc. 5.000%, 07/01/28 (144A)	365,000	332,822
Monitchem HoldCo 3 S.A. 5.250%, 03/15/25 (EUR)	100,000	108,047
NOVA Chemicals Corp. 4.875%, 06/01/24 (144A)	161,000	158,838
SCIL IV LLC / SCIL USA Holdings LLC 5.375%, 11/01/26 (144A)	662,000	604,761
SK Invictus Intermediate II S.a.r.l. 5.000%, 10/30/29 (144A) (a)	1,524,000	1,265,286
WR Grace Holdings LLC
4.875%, 06/15/27 (144A)	333,000	320,982
5.625%, 08/15/29 (144A)	3,107,000	2,633,182
7.375%, 03/01/31 (144A)	384,000	385,452

		16,372,588

Commercial Services—5.3%
ADT Security Corp. (The)
4.125%, 08/01/29 (144A) (a)	75,000	66,884
4.875%, 07/15/32 (144A)	34,000	29,998
Albion Financing 1 S.a.r.l. / Aggreko Holdings, Inc. 6.125%, 10/15/26 (144A)	481,000	428,110
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.000%, 06/01/29 (144A) (a)	4,018,000	2,999,276
6.625%, 07/15/26 (144A)	2,302,000	2,212,234
9.750%, 07/15/27 (144A)	436,000	388,589
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l. 4.625%, 06/01/28 (144A) (a)	4,428,000	3,734,463
AMN Healthcare, Inc. 4.000%, 04/15/29 (144A)	212,000	187,620
APi Group DE, Inc.
4.125%, 07/15/29 (144A)	352,000	302,044
4.750%, 10/15/29 (144A)	276,000	242,830
APX Group, Inc.
5.750%, 07/15/29 (144A)	718,000	642,610
6.750%, 02/15/27 (144A)	590,000	587,050
BCP V Modular Services Finance II plc
4.750%, 11/30/28 (EUR)	200,000	184,174
6.125%, 11/30/28 (GBP)	100,000	104,856

BHFTI-60

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
Block, Inc.
2.750%, 06/01/26	1,048,000	$955,530
3.500%, 06/01/31	3,839,000	3,152,779
Brink’s Co. (The) 5.500%, 07/15/25 (144A)	100,000	99,076
CoreLogic, Inc. 4.500%, 05/01/28 (144A)	1,686,000	1,279,252
Garda World Security Corp.
4.625%, 02/15/27 (144A)	296,000	265,705
7.750%, 02/15/28 (144A)	891,000	878,172
Gartner, Inc.
3.625%, 06/15/29 (144A)	166,000	148,123
4.500%, 07/01/28 (144A)	126,000	119,599
Global Payments, Inc.
2.900%, 05/15/30	544,000	460,647
5.400%, 08/15/32 (a)	1,437,000	1,408,944
5.950%, 08/15/52	901,000	857,102
Graham Holdings Co. 5.750%, 06/01/26 (144A)	80,000	78,412
HealthEquity, Inc. 4.500%, 10/01/29 (144A)	1,432,000	1,272,287
Herc Holdings, Inc. 5.500%, 07/15/27 (144A)	907,000	875,255
Hertz Corp. (The)
4.625%, 12/01/26 (144A)	346,000	313,303
5.000%, 12/01/29 (144A)	271,000	224,448
La Financiere Atalian SASU 5.125%, 05/15/25 (EUR)	200,000	145,849
Legends Hospitality Holding Co. LLC / Legends Hospitality Co-Issuer, Inc. 5.000%, 02/01/26 (144A)	561,000	502,016
Loxam SAS
3.750%, 07/15/26 (EUR)	100,000	100,458
4.500%, 02/15/27 (EUR)	101,000	102,660
Metis Merger Sub LLC 6.500%, 05/15/29 (144A) (a)	330,000	274,857
Neptune Bidco US, Inc. 9.290%, 04/15/29 (144A)	774,000	717,575
Nesco Holdings II, Inc. 5.500%, 04/15/29 (144A)	593,000	536,475
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/26 (144A)	665,000	660,013
6.250%, 01/15/28 (144A) (a)	652,000	609,620
Rekeep S.p.A. 7.250%, 02/01/26 (EUR)	100,000	95,436
Sabre GLBL, Inc.
7.375%, 09/01/25 (144A)	535,000	478,020
9.250%, 04/15/25 (144A)	650,000	612,300
11.250%, 12/15/27 (144A) (a)	324,000	301,916
Service Corp. International
4.000%, 05/15/31	1,141,000	1,002,026
5.125%, 06/01/29	52,000	50,164
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. 4.625%, 11/01/26 (144A)	1,590,000	1,494,600
Sotheby’s 7.375%, 10/15/27 (144A) (a)	2,521,000	2,384,690

Commercial Services—(Continued)
Sotheby’s/Bidfair Holdings, Inc. 5.875%, 06/01/29 (144A)	1,022,000	847,564
Techem Verwaltungsgesellschaft 674 mbH 6.000%, 07/30/26 (EUR)	87,920	90,097
Techem Verwaltungsgesellschaft 675 mbH 2.000%, 07/15/25 (EUR)	100,000	100,986
United Rentals North America, Inc. 6.000%, 12/15/29 (144A)	4,272,000	4,330,825
Verisure Holding AB
3.250%, 02/15/27 (EUR)	148,000	142,048
3.875%, 07/15/26 (EUR)	100,000	100,360
9.250%, 10/15/27 (EUR)	100,000	116,184
Verscend Escrow Corp. 9.750%, 08/15/26 (144A)	3,419,000	3,419,000
Williams Scotsman International, Inc.
4.625%, 08/15/28 (144A)	505,000	459,389
6.125%, 06/15/25 (144A)	645,000	640,952

		44,815,452

Computers—0.9%
Ahead DB Holdings LLC 6.625%, 05/01/28 (144A)	382,000	316,350
Booz Allen Hamilton, Inc.
3.875%, 09/01/28 (144A)	519,000	473,608
4.000%, 07/01/29 (144A)	1,023,000	923,169
CA Magnum Holdings 5.375%, 10/31/26 (144A)	1,661,000	1,454,545
Condor Merger Sub, Inc. 7.375%, 02/15/30 (144A) (a)	2,953,000	2,476,074
Crowdstrike Holdings, Inc. 3.000%, 02/15/29	104,000	90,763
KBR, Inc. 4.750%, 09/30/28 (144A)	437,000	390,508
NCR Corp.
5.000%, 10/01/28 (144A)	569,000	500,131
5.125%, 04/15/29 (144A)	359,000	310,626
6.125%, 09/01/29 (144A)	318,000	313,653
Presidio Holdings, Inc. 4.875%, 02/01/27 (144A)	125,000	119,455
Science Applications International Corp. 4.875%, 04/01/28 (144A)	344,000	320,305
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.750%, 06/01/25 (144A)	322,000	319,260

		8,008,447

Cosmetics/Personal Care—0.0%
Coty, Inc.
3.875%, 04/15/26 (EUR)	137,000	142,634
4.750%, 01/15/29 (144A)	45,000	42,018

		184,652

Distribution/Wholesale—0.2%
American Builders & Contractors Supply Co., Inc. 3.875%, 11/15/29 (144A)	166,000	141,741

BHFTI-61

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Distribution/Wholesale—(Continued)
BCPE Empire Holdings, Inc. 7.625%, 05/01/27 (144A)	958,000	$875,372
H&E Equipment Services, Inc. 3.875%, 12/15/28 (144A)	98,000	85,881
Resideo Funding, Inc. 4.000%, 09/01/29 (144A)	159,000	132,194
Ritchie Bros Auctioneers, Inc. 6.750%, 03/15/28 (144A)	201,000	206,996

		1,442,184

Diversified Financial Services—2.3%
AG TTMT Escrow Issuer LLC 8.625%, 09/30/27 (144A) (a)	390,000	392,539
American Express Co. 3.550%, 5Y H15 + 2.854%, 09/15/26 (b)	1,985,000	1,677,722
Aretec Escrow Issuer, Inc. 7.500%, 04/01/29 (144A)	128,000	104,640
Blackstone Holdings Finance Co. LLC 5.900%, 11/03/27 (144A)	497,000	506,853
6.200%, 04/22/33 (144A)	846,000	886,252
Discover Financial Services 6.700%, 11/29/32	215,000	221,653
Enact Holdings, Inc. 6.500%, 08/15/25 (144A)	989,000	964,275
Encore Capital Group, Inc. 4.875%, 10/15/25 (EUR)	100,000	98,517
Global Aircraft Leasing Co., Ltd. 6.500%, 7.250% PIK, 09/15/24 (144A) (c)	762,226	687,787
Home Point Capital, Inc. 5.000%, 02/01/26 (144A)	469,000	351,893
Intrum AB 9.250%, 03/15/28 (EUR)	100,000	105,983
Jefferies Finance LLC / JFIN Co-Issuer Corp. 5.000%, 08/15/28 (144A)	880,000	744,999
Lehman Brothers Holdings, Inc.
Zero Coupon, 02/05/14 (EUR) (d)	4,500,000	21,961
4.750%, 01/16/14 (EUR) (d)	2,140,000	10,444
5.375%, 10/17/12 (EUR) (d)	350,000	1,708
Nationstar Mortgage Holdings, Inc.
5.125%, 12/15/30 (144A)	208,000	159,832
5.750%, 11/15/31 (144A)	315,000	244,334
6.000%, 01/15/27 (144A)	594,000	539,055
Navient Corp.
5.500%, 03/15/29	573,000	484,185
5.875%, 10/25/24	149,000	144,735
7.250%, 09/25/23	131,000	130,556
NFP Corp.
4.875%, 08/15/28 (144A)	1,488,000	1,342,176
6.875%, 08/15/28 (144A)	4,611,000	3,956,883
7.500%, 10/01/30 (144A)	283,000	273,443
OneMain Finance Corp.
3.500%, 01/15/27	306,000	256,814
4.000%, 09/15/30	303,000	227,250
5.375%, 11/15/29 (a)	802,000	674,694
6.625%, 01/15/28	474,000	434,568

Diversified Financial Services—(Continued)
OneMain Finance Corp.
6.875%, 03/15/25	753,000	729,661
7.125%, 03/15/26	615,000	591,193
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/26 (144A)	1,824,000	1,632,480
SLM Corp. 3.125%, 11/02/26 (a)	481,000	408,850
VistaJet Malta Finance plc / XO Management Holding, Inc. 6.375%, 02/01/30 (144A)	457,000	407,295

		19,415,230

Electric—1.3%
Calpine Corp.
4.625%, 02/01/29 (144A)	54,000	46,619
5.000%, 02/01/31 (144A)	52,000	44,019
5.125%, 03/15/28 (144A)	1,323,000	1,211,299
5.250%, 06/01/26 (144A)	27,000	26,322
Clearway Energy Operating LLC
3.750%, 01/15/32 (144A)	709,000	589,237
4.750%, 03/15/28 (144A) (a)	541,000	516,655
Edison International
5.000%, 5Y H15 + 3.901%, 12/15/26 (b)	480,000	397,678
5.375%, 5Y H15 + 4.698%, 03/15/26 (a) (b)	1,100,000	972,764
EDP - Energias de Portugal S.A.
1.875%, 5Y EUR Swap + 2.380%, 08/02/81 (EUR) (b)	100,000	94,080
5.943%, 5Y EUR Swap + 3.184%, 04/23/83 (EUR) (b)	100,000	106,281
Electricite de France S.A.
2.875%, 5Y EUR Swap + 3.373%, 12/15/26 (EUR) (b)	200,000	181,426
3.000%, 5Y EUR Swap + 3.198%, 09/03/27 (EUR) (b)	200,000	177,151
FirstEnergy Corp. 3.400%, 03/01/50	1,888,000	1,294,738
FirstEnergy Transmission LLC
4.550%, 04/01/49 (144A)	173,000	145,595
5.450%, 07/15/44 (144A)	886,000	848,837
Naturgy Finance B.V. 2.374%, 5Y EUR Swap + 2.437%, 11/23/26 (EUR) (b)	100,000	94,098
NextEra Energy Operating Partners L.P. 4.250%, 09/15/24 (144A)	12,000	11,505
NRG Energy, Inc.
3.875%, 02/15/32 (144A)	238,000	190,400
5.250%, 06/15/29 (144A)	37,000	34,350
5.750%, 01/15/28	168,000	164,755
7.000%, 03/15/33 (144A)	480,000	497,242
10.250%, 5Y H15 + 5.920%, 03/15/28 (144A) (b)	1,182,000	1,129,531
Pacific Gas & Electric Co. 6.750%, 01/15/53	396,000	409,210
Pattern Energy Operations L.P. / Pattern Energy Operations, Inc. 4.500%, 08/15/28 (144A)	528,000	483,037
TransAlta Corp. 7.750%, 11/15/29	280,000	294,248
Vistra Corp. 7.000%, 5Y H15 + 5.740%, 12/15/26 (144A) (b)	657,000	578,160
Vistra Operations Co. LLC
4.375%, 05/01/29 (144A)	171,000	151,406

BHFTI-62

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Vistra Operations Co. LLC
5.000%, 07/31/27 (144A)	47,000	$44,438
5.500%, 09/01/26 (144A)	47,000	45,628

		10,780,709

Electrical Components & Equipment—0.2%
Nexans S.A. 5.500%, 04/05/28 (EUR)	100,000	110,519
WESCO Distribution, Inc.
7.125%, 06/15/25 (144A)	400,000	406,580
7.250%, 06/15/28 (144A)	1,417,000	1,454,976

		1,972,075

Electronics—0.7%
Coherent Corp. 5.000%, 12/15/29 (144A) (a)	2,072,000	1,880,754
Imola Merger Corp. 4.750%, 05/15/29 (144A)	786,000	703,148
Sensata Technologies B.V.
4.000%, 04/15/29 (144A) (a)	680,000	614,363
5.625%, 11/01/24 (144A)	161,000	160,521
5.875%, 09/01/30 (144A)	639,000	633,409
Sensata Technologies, Inc.
3.750%, 02/15/31 (144A)	181,000	158,375
4.375%, 02/15/30 (144A)	1,581,000	1,440,542

		5,591,112

Energy-Alternate Sources—0.0%
Cullinan Holdco Scsp 4.625%, 10/15/26 (EUR)	100,000	95,176
TerraForm Power Operating LLC 4.750%, 01/15/30 (144A)	195,000	174,853

		270,029

Engineering & Construction—0.3%
Abertis Infraestructuras Finance B.V. 3.248%, 5Y EUR Swap + 3.694%, 11/24/25 (EUR) (b)	100,000	96,412
Arcosa, Inc. 4.375%, 04/15/29 (144A)	953,000	847,560
Azzurra Aeroporti S.p.A. 2.625%, 05/30/27 (EUR)	100,000	95,600
Cellnex Finance Co. S.A.
1.000%, 09/15/27 (EUR)	100,000	92,493
1.250%, 01/15/29 (EUR)	200,000	177,410
Dycom Industries, Inc. 4.500%, 04/15/29 (144A) (a)	304,000	274,360
Gatwick Airport Finance plc 4.375%, 04/07/26 (GBP)	100,000	113,337
Heathrow Finance plc 4.125%, 09/01/29 (GBP) (e)	100,000	102,389
MasTec, Inc. 4.500%, 08/15/28 (144A)	377,000	348,460
Promontoria Holding 264 B.V. 6.375%, 03/01/27 (EUR)	100,000	104,048

		2,252,069

Entertainment—3.9%
Boyne USA, Inc. 4.750%, 05/15/29 (144A) (a)	908,000	810,639
Caesars Entertainment, Inc.
4.625%, 10/15/29 (144A) (a)	2,638,000	2,306,931
6.250%, 07/01/25 (144A)	3,319,000	3,319,155
7.000%, 02/15/30 (144A)	3,422,000	3,481,885
8.125%, 07/01/27 (144A)	1,910,000	1,948,200
Caesars Resort Collection LLC / CRC Finco, Inc. 5.750%, 07/01/25 (144A)	691,000	691,148
CCM Merger, Inc. 6.375%, 05/01/26 (144A)	400,000	390,544
CDI Escrow Issuer, Inc. 5.750%, 04/01/30 (144A)	2,093,000	2,021,503
Cedar Fair L.P. / Canada’s Wonderland Co. / Magnum Management Corp.
5.500%, 05/01/25 (144A)	1,257,000	1,256,208
6.500%, 10/01/28	122,000	118,367
Churchill Downs, Inc.
4.750%, 01/15/28 (144A)	974,000	912,078
5.500%, 04/01/27 (144A)	439,000	429,818
Cirsa Finance International S.a.r.l.
4.500%, 03/15/27 (EUR)	100,000	93,970
6.250%, 12/20/23 (EUR)	24,133	26,059
CPUK Finance, Ltd. 4.875%, 02/28/47 (GBP)	100,000	116,729
Lions Gate Capital Holdings LLC 5.500%, 04/15/29 (144A)	960,000	631,200
Live Nation Entertainment, Inc.
3.750%, 01/15/28 (144A)	429,000	383,955
4.750%, 10/15/27 (144A)	653,000	604,025
4.875%, 11/01/24 (144A)	76,000	74,480
5.625%, 03/15/26 (144A)	44,000	42,570
6.500%, 05/15/27 (144A)	3,275,000	3,310,187
Lottomatica S.p.A. 6.250%, 07/15/25 (EUR)	100,000	108,043
Merlin Entertainments, Ltd. 5.750%, 06/15/26 (144A)	1,000,000	948,475
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp. 4.875%, 05/01/29 (144A)	599,000	520,731
Motion Bondco DAC 6.625%, 11/15/27 (144A)	297,000	274,049
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.625%, 09/01/29 (144A)	307,000	226,600
5.875%, 09/01/31 (144A)	315,000	226,438
Raptor Acquisition Corp. / Raptor Co-Issuer LLC 4.875%, 11/01/26 (144A)	471,000	438,030
Scientific Games International, Inc.
7.000%, 05/15/28 (144A)	296,000	293,040
7.250%, 11/15/29 (144A)	290,000	290,560
8.625%, 07/01/25 (144A)	435,000	445,331
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	245,000	247,532
Vail Resorts, Inc. 6.250%, 05/15/25 (144A)	333,000	333,779

BHFTI-63

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—(Continued)
Warnermedia Holdings, Inc.
5.141%, 03/15/52 (144A)	2,894,000	$2,344,816
5.391%, 03/15/62 (144A)	1,526,000	1,233,492
6.412%, 03/15/26	215,000	216,086
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 5.125%, 10/01/29 (144A)	2,009,000	1,824,895

		32,941,548

Environmental Control—1.1%
Clean Harbors, Inc.
5.125%, 07/15/29 (144A)	402,000	382,965
6.375%, 02/01/31 (144A)	284,000	289,752
Covanta Holding Corp.
4.875%, 12/01/29 (144A)	438,000	389,706
5.000%, 09/01/30 (a)	257,000	221,071
GFL Environmental, Inc.
3.500%, 09/01/28 (144A)	202,000	182,810
3.750%, 08/01/25 (144A)	571,000	548,731
4.000%, 08/01/28 (144A) (a)	1,378,000	1,252,010
4.250%, 06/01/25 (144A)	233,000	227,345
4.375%, 08/15/29 (144A) (a)	526,000	470,875
4.750%, 06/15/29 (144A)	1,247,000	1,164,823
5.125%, 12/15/26 (144A)	347,000	339,284
Madison IAQ LLC 5.875%, 06/30/29 (144A)	921,000	711,473
Paprec Holding S.A. 4.000%, 03/31/25 (EUR)	100,000	106,771
Stericycle, Inc. 3.875%, 01/15/29 (144A)	344,000	300,306
Tervita Corp. 11.000%, 12/01/25 (144A)	167,000	179,108
Waste Pro USA, Inc. 5.500%, 02/15/26 (144A)	2,418,000	2,223,744

		8,990,774

Food—1.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons L.P. / Albertsons LLC
3.250%, 03/15/26 (144A)	929,000	874,184
3.500%, 03/15/29 (144A)	198,000	172,279
4.625%, 01/15/27 (144A)	974,000	941,941
4.875%, 02/15/30 (144A) (a)	722,000	673,904
5.875%, 02/15/28 (144A)	568,000	564,510
6.500%, 02/15/28 (144A)	401,000	402,002
Bellis Acquisition Co. plc 3.250%, 02/16/26 (GBP)	100,000	100,859
Casino Guichard Perrachon S.A. 3.992%, 5Y EURIBOR ICE Swap + 3.819%, 01/31/24 (EUR) (b)	100,000	7,014
Chobani LLC / Chobani Finance Corp., Inc.
4.625%, 11/15/28 (144A)	2,302,000	2,097,697
7.500%, 04/15/25 (144A)	2,304,000	2,246,449
Darling Global Finance B.V.
3.625%, 05/15/26 (EUR)	229,000	240,700
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.750%, 12/01/31 (144A)	437,000	360,880

Food—(Continued)
Lamb Weston Holdings, Inc.
4.125%, 01/31/30 (144A)	797,000	729,255
4.375%, 01/31/32 (144A)	1,011,000	916,884
4.875%, 05/15/28 (144A)	333,000	322,993
Ocado Group plc 3.875%, 10/08/26 (GBP)	100,000	91,538
Performance Food Group, Inc.
4.250%, 08/01/29 (144A)	1,056,000	948,259
5.500%, 10/15/27 (144A)	111,000	108,516
Picard Groupe SAS 3.875%, 07/01/26 (EUR)	100,000	96,418
Pilgrim’s Pride Corp. 3.500%, 03/01/32	104,000	84,635
Post Holdings, Inc.
4.500%, 09/15/31 (144A)	118,000	103,852
4.625%, 04/15/30 (144A)	428,000	383,595
5.750%, 03/01/27 (144A)	2,000	1,952
Premier Foods Finance plc 3.500%, 10/15/26 (GBP)	100,000	111,939
Simmons Foods, Inc. 4.625%, 03/01/29 (144A)	729,000	592,407
U.S. Foods, Inc.
4.625%, 06/01/30 (144A)	108,000	97,422
4.750%, 02/15/29 (144A)	1,051,000	970,861
6.250%, 04/15/25 (144A)	309,000	311,786
United Natural Foods, Inc. 6.750%, 10/15/28 (144A)	203,000	188,670

		14,743,401

Food Service—0.3%
Aramark International Finance S.a.r.l. 3.125%, 04/01/25 (EUR)	323,000	338,807
Aramark Services, Inc.
5.000%, 04/01/25 (144A)	565,000	556,013
5.000%, 02/01/28 (144A) (a)	1,242,000	1,175,510
6.375%, 05/01/25 (144A)	782,000	787,755

		2,858,085

Hand/Machine Tools—0.4%
IMA Industria Macchine Automatiche S.p.A 3.750%, 01/15/28 (EUR)	100,000	95,023
Regal Rexnord Corp.
6.050%, 02/15/26 (144A)	220,000	220,964
6.050%, 04/15/28 (144A)	1,530,000	1,530,681
6.300%, 02/15/30 (144A)	505,000	508,487
6.400%, 04/15/33 (144A)	912,000	912,564

		3,267,719

Healthcare-Products—1.0%
Avantor Funding, Inc.
2.625%, 11/01/25 (EUR)	266,000	276,876
3.875%, 07/15/28 (EUR)	100,000	100,858
3.875%, 11/01/29 (144A) (a)	850,000	760,750
4.625%, 07/15/28 (144A)	1,196,000	1,133,210

BHFTI-64

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—(Continued)
Embecta Corp. 6.750%, 02/15/30 (144A)	211,000	$192,010
Garden Spinco Corp. 8.625%, 07/20/30 (144A)	536,000	572,676
Medline Borrower L.P.
3.875%, 04/01/29 (144A)	1,655,000	1,435,713
5.250%, 10/01/29 (144A)	3,812,000	3,307,339
Teleflex, Inc.
4.250%, 06/01/28 (144A)	341,000	324,262
4.625%, 11/15/27	58,000	56,653

		8,160,347

Healthcare-Services—2.6%
Acadia Healthcare Co., Inc.
5.000%, 04/15/29 (144A)	196,000	184,240
5.500%, 07/01/28 (144A)	246,000	238,313
AHP Health Partners, Inc. 5.750%, 07/15/29 (144A)	863,000	724,920
Cano Health LLC 6.250%, 10/01/28 (144A)	215,000	117,713
Catalent Pharma Solutions, Inc.
3.125%, 02/15/29 (144A)	705,000	619,771
3.500%, 04/01/30 (144A)	506,000	444,688
5.000%, 07/15/27 (144A)	82,000	80,077
Centene Corp.
2.450%, 07/15/28	422,000	367,140
2.500%, 03/01/31 (a)	2,928,000	2,371,094
2.625%, 08/01/31	531,000	430,275
3.000%, 10/15/30	976,000	821,871
Charles River Laboratories International, Inc.
4.000%, 03/15/31 (144A) (a)	100,000	87,499
4.250%, 05/01/28 (144A)	88,000	82,358
CHS/Community Health Systems, Inc.
4.750%, 02/15/31 (144A)	1,216,000	897,736
5.250%, 05/15/30 (144A)	1,446,000	1,134,315
5.625%, 03/15/27 (144A)	669,000	587,302
6.000%, 01/15/29 (144A)	1,321,000	1,117,407
Encompass Health Corp.
4.500%, 02/01/28	54,000	50,333
4.625%, 04/01/31	504,000	440,267
4.750%, 02/01/30	1,268,000	1,152,859
HCA, Inc. 4.625%, 03/15/52 (144A)	499,000	414,316
IQVIA, Inc.
1.750%, 03/15/26 (EUR)	240,000	242,180
5.000%, 10/15/26 (144A)	299,000	292,273
Korian S.A. 4.125%, 5Y UKG + 9.079%, 03/15/24 (GBP) (b)	100,000	96,221
Legacy LifePoint Health LLC
4.375%, 02/15/27 (144A)	258,000	211,009
6.750%, 04/15/25 (144A) (a)	730,000	692,741
ModivCare, Inc.
5.875%, 11/15/25 (144A)	371,000	355,696
Molina Healthcare, Inc.
3.875%, 05/15/32 (144A) (a)	404,000	339,522
4.375%, 06/15/28 (144A)	527,000	490,263

Healthcare-Services—(Continued)
Surgery Center Holdings, Inc.
6.750%, 07/01/25 (144A) (a)	835,000	826,045
10.000%, 04/15/27 (144A)	474,000	483,293
Tenet Healthcare Corp.
4.250%, 06/01/29	116,000	104,946
4.625%, 09/01/24	336,000	330,074
4.625%, 06/15/28	152,000	140,199
4.875%, 01/01/26	1,708,000	1,674,455
5.125%, 11/01/27	994,000	954,290
6.125%, 10/01/28	746,000	714,981
6.125%, 06/15/30 (144A)	963,000	949,999
6.250%, 02/01/27 (a)	492,000	483,828

		21,746,509

Home Builders—0.5%
Ashton Woods USA LLC / Ashton Woods Finance Co.
4.625%, 08/01/29 (144A)	270,000	218,700
4.625%, 04/01/30 (144A)	397,000	326,878
6.625%, 01/15/28 (144A)	145,000	131,462
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp.
4.875%, 02/15/30 (144A)	679,000	512,068
5.000%, 06/15/29 (144A)	548,000	419,220
Installed Building Products, Inc. 5.750%, 02/01/28 (144A)	273,000	251,395
K Hovnanian Enterprises, Inc. 7.750%, 02/15/26 (144A) (a)	540,000	529,200
KB Home 7.250%, 07/15/30	178,000	180,534
Mattamy Group Corp.
4.625%, 03/01/30 (144A)	368,000	320,079
5.250%, 12/15/27 (144A)	310,000	291,787
Meritage Homes Corp. 5.125%, 06/06/27	129,000	125,453
Taylor Morrison Communities, Inc.
5.125%, 08/01/30 (144A)	88,000	81,231
5.875%, 06/15/27 (144A)	52,000	51,014
Tri Pointe Homes, Inc.
5.250%, 06/01/27	174,000	165,300
5.700%, 06/15/28 (a)	120,000	115,464
5.875%, 06/15/24	107,000	106,465

		3,826,250

Home Furnishings—0.1%
Tempur Sealy International, Inc.
3.875%, 10/15/31 (144A)	306,000	255,510
4.000%, 04/15/29 (144A)	528,000	464,524

		720,034

Household Products/Wares—0.1%
Central Garden & Pet Co.
4.125%, 10/15/30	389,000	343,720
4.125%, 04/30/31 (144A)	454,000	392,011
5.125%, 02/01/28	130,000	125,125

BHFTI-65

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Household Products/Wares—(Continued)
Spectrum Brands, Inc.
5.000%, 10/01/29 (144A)	118,000	$102,409
5.500%, 07/15/30 (144A)	113,000	99,429

		1,062,694

Housewares—0.2%
CD&R Smokey Buyer, Inc. 6.750%, 07/15/25 (144A) (a)	877,000	752,027
Scotts Miracle-Gro Co. (The)
4.000%, 04/01/31 (a)	400,000	319,066
4.375%, 02/01/32 (a)	72,000	57,868
SWF Escrow Issuer, Inc. 6.500%, 10/01/29 (144A)	915,000	562,725

		1,691,686

Insurance—2.3%
Acrisure LLC / Acrisure Finance, Inc. 6.000%, 08/01/29 (144A)	616,000	509,014
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.250%, 10/15/27 (144A)	3,085,000	2,763,204
5.875%, 11/01/29 (144A)	3,136,000	2,644,566
6.750%, 10/15/27 (144A) (a)	6,539,000	6,064,922
6.750%, 04/15/28 (144A)	1,590,000	1,572,112
AmWINS Group, Inc. 4.875%, 06/30/29 (144A) (a)	760,000	672,600
Ardonagh Midco 2 plc 11.500%, 12.750% PIK, 01/15/27 (144A) (a)(c)	256,170	233,115
GTCR AP Finance, Inc. 8.000%, 05/15/27 (144A)	584,000	557,308
HUB International, Ltd.
5.625%, 12/01/29 (144A)	144,000	125,464
7.000%, 05/01/26 (144A) (a)	2,449,000	2,406,896
Jones Deslauriers Insurance Management, Inc.
8.500%, 03/15/30	717,000	743,149
10.500%, 12/15/30 (144A)	704,000	709,074
Liberty Mutual Group, Inc. 3.625%, 5Y EUR Swap + 3.700%, 05/23/59 (EUR) (b)	140,000	138,924
MGIC Investment Corp. 5.250%, 08/15/28	332,000	315,566
Ryan Specialty Group LLC 4.375%, 02/01/30 (144A)	457,000	399,591

		19,855,505

Internet—1.4%
Acuris Finance U.S., Inc. / Acuris Finance S.a.r.l. 5.000%, 05/01/28 (144A)	1,260,000	989,100
ANGI Group LLC 3.875%, 08/15/28 (144A)	820,000	622,986
Arches Buyer, Inc. 4.250%, 06/01/28 (144A)	241,000	201,416
Cablevision Lightpath LLC
3.875%, 09/15/27 (144A)	359,000	288,898
5.625%, 09/15/28 (144A)	532,000	367,107
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.500%, 03/01/29 (144A) (a)	532,000	459,983
5.250%, 12/01/27 (144A)	172,000	167,376

Internet—(Continued)
Iliad S.A.
5.375%, 06/14/27 (EUR)	100,000	107,577
5.625%, 02/15/30 (EUR)	100,000	105,197
ION Trading Technologies S.a.r.l. 5.750%, 05/15/28 (144A)	706,000	563,861
Match Group Holdings II LLC
3.625%, 10/01/31 (144A)	839,000	682,757
4.125%, 08/01/30 (144A)	41,000	35,301
4.625%, 06/01/28 (144A)	9,000	8,358
Netflix, Inc. 4.625%, 05/15/29 (EUR)	100,000	110,468
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc.
4.750%, 04/30/27 (144A)	734,000	627,075
6.000%, 02/15/28 (144A)	58,000	42,914
Uber Technologies, Inc.
4.500%, 08/15/29 (144A)	3,601,000	3,281,411
6.250%, 01/15/28 (144A) (a)	1,046,000	1,043,385
7.500%, 05/15/25 (144A)	1,516,000	1,535,439
8.000%, 11/01/26 (144A)	903,000	925,783
United Group B.V. 4.875%, 07/01/24 (EUR)	100,000	105,224

		12,271,616

Investment Companies—0.6%
Blackstone Private Credit Fund
3.250%, 03/15/27	196,000	166,414
7.050%, 09/29/25 (144A)	205,000	202,142
Compass Group Diversified Holdings LLC 5.250%, 04/15/29 (144A) (a)	534,000	470,141
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
4.375%, 02/01/29	1,022,000	878,920
4.750%, 09/15/24	301,000	293,598
5.250%, 05/15/27	1,252,000	1,174,764
6.250%, 05/15/26	199,000	195,831
Owl Rock Capital Corp.
3.400%, 07/15/26	167,000	147,453
3.750%, 07/22/25	476,000	434,062
Owl Rock Core Income Corp.
3.125%, 09/23/26	113,000	98,031
5.500%, 03/21/25	471,000	458,644
7.750%, 09/16/27 (144A)	892,000	878,741

		5,398,741

Iron/Steel—0.8%
ATI, Inc.
4.875%, 10/01/29	277,000	252,084
5.125%, 10/01/31	746,000	678,860
5.875%, 12/01/27	440,000	429,836
Big River Steel LLC / BRS Finance Corp. 6.625%, 01/31/29 (144A)	3,738,000	3,709,442
Carpenter Technology Corp.
6.375%, 07/15/28	718,000	700,342
7.625%, 03/15/30	606,000	626,813
Commercial Metals Co.
4.125%, 01/15/30	89,000	78,556

BHFTI-66

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Iron/Steel—(Continued)
Commercial Metals Co.
4.375%, 03/15/32	113,000	$97,206

		6,573,139

Leisure Time—2.5%
Carnival Corp.
4.000%, 08/01/28 (144A)	1,898,000	1,633,855
5.750%, 03/01/27 (144A)	2,360,000	1,935,979
6.000%, 05/01/29 (144A) (a)	1,356,000	1,078,020
7.625%, 03/01/26 (144A) (a)	200,000	182,500
9.875%, 08/01/27 (144A)	630,000	648,960
10.125%, 02/01/26 (EUR)	134,000	152,589
10.500%, 02/01/26 (144A)	696,000	725,176
Carnival Holdings Bermuda, Ltd. 10.375%, 05/01/28 (144A)	5,634,000	6,060,832
Life Time, Inc.
5.750%, 01/15/26 (144A)	886,000	860,683
8.000%, 04/15/26 (144A)	657,000	626,719
Lindblad Expeditions LLC 6.750%, 02/15/27 (144A)	842,000	815,136
MajorDrive Holdings IV LLC 6.375%, 06/01/29 (144A)	511,000	378,359
NCL Corp., Ltd.
5.875%, 03/15/26 (144A)	703,000	598,309
7.750%, 02/15/29 (144A)	119,000	102,035
8.375%, 02/01/28 (144A)	348,000	349,193
NCL Finance, Ltd. 6.125%, 03/15/28 (144A)	367,000	297,358
Royal Caribbean Cruises, Ltd.
4.250%, 07/01/26 (144A)	239,000	214,503
5.375%, 07/15/27 (144A)	451,000	401,706
5.500%, 08/31/26 (144A)	369,000	345,218
5.500%, 04/01/28 (144A)	280,000	247,208
7.250%, 01/15/30 (144A)	705,000	709,406
8.250%, 01/15/29 (144A)	509,000	531,857
9.250%, 01/15/29 (144A)	927,000	984,937
11.500%, 06/01/25 (144A)	286,000	304,955
11.625%, 08/15/27 (144A)	472,000	506,949
Viking Ocean Cruises Ship VII, Ltd. 5.625%, 02/15/29 (144A)	392,000	336,463

		21,028,905

Lodging—0.7%
Boyd Gaming Corp.
4.750%, 12/01/27	269,000	257,998
4.750%, 06/15/31 (144A) (a)	866,000	786,501
Hilton Domestic Operating Co., Inc.
3.625%, 02/15/32 (144A)	350,000	295,313
3.750%, 05/01/29 (144A)	394,000	352,630
4.000%, 05/01/31 (144A)	81,000	70,932
4.875%, 01/15/30	677,000	648,471
5.375%, 05/01/25 (144A)	131,000	130,754
5.750%, 05/01/28 (144A)	332,000	332,000
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.875%, 04/01/27	361,000	356,098

Lodging—(Continued)
Melco Resorts Finance, Ltd.
4.875%, 06/06/25 (144A)	200,000	188,100
5.375%, 12/04/29 (144A)	600,000	489,000
5.750%, 07/21/28 (144A)	200,000	172,200
MGM Resorts International 5.750%, 06/15/25	61,000	60,853
Station Casinos LLC
4.500%, 02/15/28 (144A)	422,000	380,855
4.625%, 12/01/31 (144A)	764,000	645,198
Wyndham Hotels & Resorts, Inc. 4.375%, 08/15/28 (144A) (a)	314,000	289,267
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 05/15/27 (144A) (a)	426,000	402,570

		5,858,740

Machinery-Construction & Mining—0.4%
BWX Technologies, Inc.
4.125%, 06/30/28 (144A)	597,000	537,544
4.125%, 04/15/29 (144A)	545,000	483,299
Terex Corp. 5.000%, 05/15/29 (144A)	839,000	780,698
Vertiv Group Corp. 4.125%, 11/15/28 (144A)	1,892,000	1,669,416

		3,470,957

Machinery-Diversified—1.1%
ATS Corp. 4.125%, 12/15/28 (144A)	237,000	210,198
Chart Industries, Inc.
7.500%, 01/01/30 (144A)	1,622,000	1,675,883
9.500%, 01/01/31 (144A) (a)	242,000	255,310
GrafTech Finance, Inc. 4.625%, 12/15/28 (144A)	736,000	613,721
Husky III Holding, Ltd. 13.000%, 13.750% PIK, 02/15/25 (144A) (c)	720,000	608,400
Mueller Water Products, Inc. 4.000%, 06/15/29 (144A)	186,000	166,149
OT Merger Corp. 7.875%, 10/15/29 (144A)	317,000	187,040
Renk AG 5.750%, 07/15/25 (EUR)	100,000	106,000
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 04/15/26 (144A)	1,796,000	1,504,150
TK Elevator Holdco GmbH
6.625%, 07/15/28 (EUR)	90,000	82,452
7.625%, 07/15/28 (144A) (a)	1,313,000	1,134,745
TK Elevator Midco GmbH 4.375%, 07/15/27 (EUR)	385,000	376,823
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	2,761,000	2,606,660

		9,527,531

Media—5.2%
Altice Financing S.A.
2.250%, 01/15/25 (EUR)	100,000	101,942

BHFTI-67

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Media—(Continued)
Altice Financing S.A.
3.000%, 01/15/28 (EUR)	148,000	$127,787
5.000%, 01/15/28 (144A) (a)	958,000	779,046
5.750%, 08/15/29 (144A) (a)	3,674,000	2,920,830
AMC Networks, Inc.
4.250%, 02/15/29	303,000	186,287
4.750%, 08/01/25	508,000	450,515
Block Communications, Inc. 4.875%, 03/01/28 (144A)	191,000	165,040
Cable One, Inc. 4.000%, 11/15/30 (144A) (a)	1,411,000	1,148,513
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/31 (144A)	1,593,000	1,302,532
4.250%, 01/15/34 (144A)	3,144,000	2,458,985
4.500%, 08/15/30 (144A)	1,019,000	861,055
4.500%, 06/01/33 (144A)	798,000	642,430
4.750%, 03/01/30 (144A) (a)	1,160,000	1,005,018
4.750%, 02/01/32 (144A)	2,843,000	2,387,701
5.000%, 02/01/28 (144A)	506,000	466,785
5.375%, 06/01/29 (144A)	557,000	511,465
6.375%, 09/01/29 (144A)	1,980,000	1,890,900
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.400%, 04/01/33	101,000	89,629
5.500%, 04/01/63	288,000	233,706
CSC Holdings LLC
4.125%, 12/01/30 (144A) (a)	3,228,000	2,318,317
4.500%, 11/15/31 (144A) (a)	2,361,000	1,702,305
5.250%, 06/01/24	109,000	105,185
5.375%, 02/01/28 (144A)	223,000	182,695
5.500%, 04/15/27 (144A) (a)	500,000	421,050
6.500%, 02/01/29 (144A)	287,000	238,357
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 5.875%, 08/15/27 (144A) (a)	463,000	419,339
DISH DBS Corp.
5.125%, 06/01/29	966,000	514,395
5.250%, 12/01/26 (144A)	3,613,000	2,882,795
5.750%, 12/01/28 (144A)	1,630,000	1,216,387
DISH Network Corp. 11.750%, 11/15/27 (144A)	2,018,000	1,957,460
GCI LLC 4.750%, 10/15/28 (144A)	286,000	246,741
LCPR Senior Secured Financing DAC 6.750%, 10/15/27 (144A)	1,573,000	1,485,698
Midcontinent Communications / Midcontinent Finance Corp. 5.375%, 08/15/27 (144A)	366,000	331,230
Radiate Holdco LLC / Radiate Finance, Inc.
4.500%, 09/15/26 (144A)	1,313,000	1,027,423
6.500%, 09/15/28 (144A)	3,318,000	1,360,380
RCS & RDS S.A. 2.500%, 02/05/25 (EUR)	100,000	102,377
Sinclair Television Group, Inc. 4.125%, 12/01/30 (144A)	2,219,000	1,789,069
Sirius XM Radio, Inc.
4.000%, 07/15/28 (144A)	642,000	551,439
5.000%, 08/01/27 (144A)	2,941,000	2,753,394

Media—(Continued)
Summer BidCo B.V. 9.000%, 9.75% PIK, 11/15/25 (EUR) (c)	115,350	96,730
TEGNA, Inc. 4.750%, 03/15/26 (144A)	117,000	110,986
Tele Columbus AG 3.875%, 05/02/25 (EUR)	209,000	168,182
Telenet Finance Luxembourg Notes S.a.r.l. 5.500%, 03/01/28 (144A)	800,000	736,000
Univision Communications, Inc.
5.125%, 02/15/25 (144A)	248,000	243,581
6.625%, 06/01/27 (144A)	461,000	437,120
7.375%, 06/30/30 (144A)	566,000	535,119
UPC Broadband Finco B.V. 4.875%, 07/15/31 (144A)	760,000	657,195
Virgin Media Vendor Financing Notes IV DAC 5.000%, 07/15/28 (144A)	1,272,000	1,130,490
VZ Secured Financing B.V. 3.500%, 01/15/32 (EUR)	100,000	86,280
Ziggo B.V. 4.875%, 01/15/30 (144A)	385,000	328,213
Ziggo Bond Co. B.V.
5.125%, 02/28/30 (144A) (a)	248,000	199,406
6.000%, 01/15/27 (144A) (a)	351,000	323,836

		44,389,340

Metal Fabricate/Hardware—0.3%
Advanced Drainage Systems, Inc.
5.000%, 09/30/27 (144A)	590,000	560,692
6.375%, 06/15/30 (144A)	1,228,000	1,203,240
Roller Bearing Co. of America, Inc. 4.375%, 10/15/29 (144A)	335,000	299,125
Vallourec S.A. 8.500%, 06/30/26 (EUR)	69,000	74,456

		2,137,513

Mining—1.8%
Arconic Corp.
6.000%, 05/15/25 (144A)	294,000	294,000
6.125%, 02/15/28 (144A) (a)	885,000	870,581
Constellium SE
3.750%, 04/15/29 (144A) (a)	4,092,000	3,544,531
4.250%, 02/15/26 (EUR)	279,000	293,571
5.625%, 06/15/28 (144A)	762,000	719,348
5.875%, 02/15/26 (144A)	325,000	325,357
ERO Copper Corp. 6.500%, 02/15/30 (144A)	553,000	483,719
Kaiser Aluminum Corp.
4.500%, 06/01/31 (144A) (a)	1,655,000	1,359,103
4.625%, 03/01/28 (144A) (a)	395,000	351,559
New Gold, Inc. 7.500%, 07/15/27 (144A)	974,000	937,543
Novelis Corp.
3.250%, 11/15/26 (144A)	2,593,000	2,369,652
3.875%, 08/15/31 (144A)	2,207,000	1,858,824
4.750%, 01/30/30 (144A)	1,324,000	1,216,485

BHFTI-68

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—(Continued)
Novelis Sheet Ingot GmbH 3.375%, 04/15/29 (EUR)	422,000	$397,904
Vedanta Resources Finance II plc 8.950%, 03/11/25 (144A)	287,000	177,201

		15,199,378

Miscellaneous Manufacturing—0.2%
Amsted Industries, Inc. 5.625%, 07/01/27 (144A)	339,000	329,678
EnPro Industries, Inc. 5.750%, 10/15/26	161,000	156,573
Gates Global LLC / Gates Corp. 6.250%, 01/15/26 (144A)	887,000	871,477

		1,357,728

Office/Business Equipment—0.1%
CDW LLC / CDW Finance Corp.
3.276%, 12/01/28	54,000	47,569
3.250%, 02/15/29	709,000	623,558

		671,127

Oil & Gas—6.8%
Aethon United BR L.P. / Aethon United Finance Corp. 8.250%, 02/15/26 (144A)	1,924,000	1,887,867
Antero Resources Corp. 7.625%, 02/01/29 (144A)	161,000	164,622
Apache Corp.
4.250%, 01/15/30 (a)	495,000	451,687
5.100%, 09/01/40 (a)	555,000	470,362
5.350%, 07/01/49	575,000	444,382
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
5.875%, 06/30/29 (144A)	1,449,000	1,278,742
9.000%, 11/01/27 (144A)	1,775,000	2,156,194
Callon Petroleum Co.
6.375%, 07/01/26	1,160,000	1,102,000
7.500%, 06/15/30 (144A) (a)	1,636,000	1,537,840
8.000%, 08/01/28 (144A)	1,828,000	1,811,000
8.250%, 07/15/25	177,000	175,761
Chesapeake Energy Corp.
5.875%, 02/01/29 (144A)	42,000	39,979
6.750%, 04/15/29 (144A)	1,192,000	1,183,370
CITGO Petroleum Corp.
6.375%, 06/15/26 (144A)	581,000	566,475
7.000%, 06/15/25 (144A)	600,000	591,960
Civitas Resources, Inc. 5.000%, 10/15/26 (144A)	243,000	228,423
CNX Resources Corp.
6.000%, 01/15/29 (144A)	157,000	146,795
7.375%, 01/15/31 (144A)	503,000	495,455
Colgate Energy Partners III LLC
5.875%, 07/01/29 (144A)	1,053,000	997,075
7.750%, 02/15/26 (144A)	1,194,000	1,196,985
Comstock Resources, Inc.
5.875%, 01/15/30 (144A)	2,441,000	2,097,180
6.750%, 03/01/29 (144A)	1,090,000	997,394

Oil & Gas—(Continued)
Crescent Energy Finance LLC 9.250%, 02/15/28 (144A)	677,000	649,074
CrownRock L.P. / CrownRock Finance, Inc.
5.000%, 05/01/29 (144A)	265,000	246,877
5.625%, 10/15/25 (144A)	2,143,000	2,100,266
Diamondback Energy, Inc.
4.250%, 03/15/52 (a)	728,000	571,170
6.250%, 03/15/33	1,019,000	1,076,857
Earthstone Energy Holdings LLC 8.000%, 04/15/27 (144A) (a)	742,000	719,983
EnQuest plc 11.625%, 11/01/27 (144A) (a)	200,000	185,231
Gulfport Energy Corp. 8.000%, 05/17/26 (144A)	102,000	100,980
Harbour Energy plc 5.500%, 10/15/26 (144A)	215,000	188,125
Hilcorp Energy I L.P. / Hilcorp Finance Co.
5.750%, 02/01/29 (144A)	713,000	656,349
6.000%, 02/01/31 (144A)	42,000	38,671
6.250%, 11/01/28 (144A)	394,000	373,902
Independence Energy Finance LLC 7.250%, 05/01/26 (144A)	1,646,000	1,547,240
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.000%, 08/01/26 (144A)	86,000	83,622
Matador Resources Co. 5.875%, 09/15/26	634,000	625,517
Murphy Oil Corp.
5.750%, 08/15/25	24,000	23,702
5.875%, 12/01/27	160,000	155,829
6.125%, 12/01/42	64,000	53,025
Nabors Industries, Inc.
5.750%, 02/01/25	2,139,000	2,072,156
7.375%, 05/15/27 (144A)	1,094,000	1,071,442
Nabors Industries, Ltd.
7.250%, 01/15/26 (144A)	436,000	415,835
7.500%, 01/15/28 (144A)	804,000	742,013
Northern Oil and Gas, Inc. 8.125%, 03/01/28 (144A) (a)	3,002,000	2,977,834
Occidental Petroleum Corp.
4.200%, 03/15/48	43,000	33,325
4.400%, 04/15/46	134,000	106,195
4.625%, 06/15/45	36,000	28,836
5.875%, 09/01/25	325,000	327,526
6.125%, 01/01/31	71,000	73,663
6.200%, 03/15/40	1,576,000	1,584,510
6.450%, 09/15/36	980,000	1,030,401
6.600%, 03/15/46	882,000	927,322
6.625%, 09/01/30	2,210,000	2,327,506
6.950%, 07/01/24	72,000	72,906
7.500%, 05/01/31	167,000	184,184
8.875%, 07/15/30	1,019,000	1,185,240
Ovintiv, Inc. 6.625%, 08/15/37	242,000	244,101
Parkland Corp. 5.875%, 07/15/27 (144A)	473,000	458,853

BHFTI-69

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
PDC Energy, Inc.
5.750%, 05/15/26	57,000	$55,487
6.125%, 09/15/24	140,000	139,300
Permian Resources Operating LLC 6.875%, 04/01/27 (144A)	1,478,000	1,445,958
Precision Drilling Corp. 6.875%, 01/15/29 (144A)	32,000	29,040
Range Resources Corp. 4.875%, 05/15/25	210,000	205,887
Rockcliff Energy II LLC 5.500%, 10/15/29 (144A)	564,000	499,853
SM Energy Co.
5.625%, 06/01/25	449,000	435,349
6.500%, 07/15/28	406,000	387,429
6.625%, 01/15/27	59,000	56,679
6.750%, 09/15/26	409,000	401,090
Southwestern Energy Co.
4.750%, 02/01/32	10,000	8,830
5.375%, 02/01/29	1,003,000	945,327
Sunoco L.P. / Sunoco Finance Corp.
5.875%, 03/15/28	282,000	270,720
6.000%, 04/15/27 (a)	131,000	129,335
Tap Rock Resouces LLC 7.000%, 10/01/26 (144A)	2,124,000	1,860,747
Transocean Titan Financing, Ltd. 8.375%, 02/01/28 (144A)	451,000	464,111
Transocean, Inc.
7.500%, 01/15/26 (144A)	641,000	582,002
8.750%, 02/15/30 (144A)	2,559,000	2,610,180
11.500%, 01/30/27 (144A)	418,000	431,710
UGI International LLC 2.500%, 12/01/29 (EUR)	100,000	84,543
Vantage Drilling International 9.500%, 02/15/28 (144A)	737,000	722,415
Vermilion Energy, Inc. 6.875%, 05/01/30 (144A) (a)	438,000	398,883

		57,446,691

Oil & Gas Services—0.8%
Archrock Partners L.P. / Archrock Partners Finance Corp.
6.250%, 04/01/28 (144A)	1,713,000	1,644,480
6.875%, 04/01/27 (144A)	1,045,000	1,025,406
Enerflex, Ltd. 9.000%, 10/15/27 (144A)	682,000	663,245
Nine Energy Service, Inc. 13.000%, 02/01/28	219,000	206,955
U.S.A. Compression Partners L.P. / U.S.A. Compression Finance Corp.
6.875%, 04/01/26	1,082,000	1,051,647
6.875%, 09/01/27	823,000	786,442
Weatherford International, Ltd.
6.500%, 09/15/28 (144A)	569,000	569,973
8.625%, 04/30/30 (144A)	836,000	855,278
11.000%, 12/01/24 (144A)	19,000	19,496

		6,822,922

Packaging & Containers—2.9%
ARD Finance S.A. 6.500%, 7.250% PIK, 06/30/27 (144A) (c)	1,433,336	1,096,359
Ardagh Metal Packaging Finance U.S.A. LLC / Ardagh Metal Packaging Finance plc
3.000%, 09/01/29 (EUR)	200,000	161,048
3.250%, 09/01/28 (144A)	200,000	172,112
4.000%, 09/01/29 (144A) (a)	4,552,000	3,561,940
6.000%, 06/15/27 (144A) (a)	1,009,000	999,944
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
2.125%, 08/15/26 (EUR)	106,000	100,460
4.125%, 08/15/26 (144A)	400,000	373,000
5.250%, 04/30/25 (144A)	200,000	197,000
Ball Corp. 3.125%, 09/15/31 (a)	989,000	818,397
Canpack S.A. / Canpack U.S. LLC 3.125%, 11/01/25 (144A)	249,000	226,286
Clydesdale Acquisition Holdings, Inc.
6.625%, 04/15/29 (144A)	1,529,000	1,471,662
8.750%, 04/15/30 (144A)	1,541,000	1,400,368
Crown Americas LLC / Crown Americas Capital Corp. 4.750%, 02/01/26	71,000	69,142
Crown Cork & Seal Co., Inc. 7.375%, 12/15/26	79,000	83,478
Fiber Bidco S.p.A. 11.000%, 10/25/27 (EUR)	100,000	116,313
Graphic Packaging International LLC
2.625%, 02/01/29 (EUR)	300,000	281,727
3.500%, 03/15/28 (144A)	244,000	223,309
Kleopatra Finco S.a.r.l. 4.250%, 03/01/26 (EUR)	110,000	99,246
LABL, Inc.
5.875%, 11/01/28 (144A)	773,000	686,861
9.500%, 11/01/28	626,000	631,477
Mauser Packaging Solutions Holding Co.
7.875%, 08/15/26 (144A)	7,268,000	7,268,000
9.250%, 04/15/27 (144A)	108,000	99,791
Sealed Air Corp.
4.000%, 12/01/27 (144A)	179,000	167,043
6.125%, 02/01/28 (144A)	388,000	392,328
Trivium Packaging Finance B.V.
5.500%, 08/15/26 (144A)	1,247,000	1,194,626
8.500%, 08/15/27 (144A) (a)	3,030,000	2,757,300
Verallia S.A. 1.875%, 11/10/31 (EUR)	100,000	87,410

		24,736,627

Pharmaceuticals—0.9%
AdaptHealth LLC
5.125%, 03/01/30 (144A)	72,000	61,079
6.125%, 08/01/28 (144A)	154,000	141,395
Bayer AG 4.500%, 5Y EUR Swap + 3.751%, 03/25/82 (EUR) (b)	200,000	200,615
Cheplapharm Arzneimittel GmbH
3.500%, 02/11/27 (EUR)	100,000	99,774
5.500%, 01/15/28 (144A)	388,000	345,409
Gruenenthal GmbH 4.125%, 05/15/28 (EUR)	200,000	196,295

BHFTI-70

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
Jazz Securities DAC 4.375%, 01/15/29 (144A) (a)	200,000	$184,000
Option Care Health, Inc. 4.375%, 10/31/29 (144A)	676,000	596,969
Organon & Co. / Organon Foreign Debt Co-Issuer B.V.
2.875%, 04/30/28 (EUR)	100,000	95,300
4.125%, 04/30/28 (144A)	848,000	775,165
5.125%, 04/30/31 (144A)	1,010,000	896,519
PRA Health Sciences, Inc. 2.875%, 07/15/26 (144A)	1,042,000	961,151
Prestige Brands, Inc. 3.750%, 04/01/31 (144A)	738,000	625,521
Rossini S.a.r.l. 6.750%, 10/30/25 (EUR)	141,000	153,430
Teva Pharmaceutical Finance Netherlands III B.V.
3.150%, 10/01/26	444,000	401,820
4.750%, 05/09/27	400,000	373,371
6.750%, 03/01/28	200,000	200,022
7.125%, 01/31/25	394,000	402,085
7.375%, 09/15/29 (EUR)	122,000	133,963
7.875%, 09/15/29 (a)	810,000	847,463
8.125%, 09/15/31	307,000	322,258

		8,013,604

Pipelines—5.7%
Antero Midstream Partners L.P. / Antero Midstream Finance Corp.
5.375%, 06/15/29 (144A)	546,000	513,863
5.750%, 03/01/27 (144A)	393,000	383,969
Buckeye Partners L.P.
4.125%, 03/01/25 (144A)	67,000	63,376
5.600%, 10/15/44	215,000	152,251
5.850%, 11/15/43	318,000	240,119
Cheniere Energy Partners L.P.
3.250%, 01/31/32	2,915,000	2,408,140
4.000%, 03/01/31	1,046,000	930,877
4.500%, 10/01/29	1,352,000	1,256,022
CNX Midstream Partners L.P. 4.750%, 04/15/30 (144A)	287,000	246,820
CQP Holdco L.P. / BIP-V Chinook Holdco LLC 5.500%, 06/15/31 (144A)	3,538,000	3,180,131
Crestwood Midstream Partners L.P. / Crestwood Midstream Finance Corp.
5.625%, 05/01/27 (144A)	144,000	138,731
6.000%, 02/01/29 (144A)	1,047,000	996,734
7.375%, 02/01/31 (144A)	252,000	252,000
8.000%, 04/01/29 (144A)	123,000	125,460
DCP Midstream Operating L.P.
6.450%, 11/03/36 (144A)	445,000	461,527
6.750%, 09/15/37 (144A)	742,000	804,870
DT Midstream, Inc.
4.125%, 06/15/29 (144A)	871,000	763,608
4.375%, 06/15/31 (144A)	1,037,000	903,424
El Paso Natural Gas Co. LLC 3.500%, 02/15/32 (144A)	370,000	317,986
Energy Transfer L.P.
5.000%, 05/15/50	1,368,000	1,167,627

Pipelines—(Continued)
Energy Transfer L.P.
5.300%, 04/15/47	301,000	263,762
6.500%, 5Y H15 + 5.694%, 11/15/26 (b)	1,210,000	1,064,800
EnLink Midstream LLC
5.375%, 06/01/29 (a)	1,118,000	1,076,075
5.625%, 01/15/28 (144A)	930,000	911,400
6.500%, 09/01/30 (144A) (a)	629,000	636,051
EnLink Midstream Partners L.P.
4.150%, 06/01/25	16,000	15,520
4.850%, 07/15/26	55,000	52,938
5.450%, 06/01/47	169,000	134,690
5.600%, 04/01/44	505,000	412,166
EQM Midstream Partners L.P.
4.125%, 12/01/26	103,000	93,538
4.500%, 01/15/29 (144A)	50,000	42,500
4.750%, 01/15/31 (144A)	678,000	562,740
6.000%, 07/01/25 (144A)	943,000	932,240
6.500%, 07/01/27 (144A)	783,000	758,946
7.500%, 06/01/30 (144A)	229,000	221,844
Genesis Energy L.P. / Genesis Energy Finance Corp.
6.500%, 10/01/25	282,000	273,159
7.750%, 02/01/28	370,000	358,740
8.875%, 04/15/30	403,000	408,038
Harvest Midstream I L.P. 7.500%, 09/01/28 (144A)	131,000	130,649
Hess Midstream Operations L.P. 4.250%, 02/15/30 (144A)	650,000	580,515
ITT Holdings LLC 6.500%, 08/01/29 (144A)	917,000	774,241
Kinder Morgan, Inc. 4.800%, 02/01/33	254,000	245,066
Kinetik Holdings L.P. 5.875%, 06/15/30 (144A)	1,456,000	1,401,400
MPLX L.P. 4.950%, 03/14/52	888,000	771,831
New Fortress Energy, Inc.
6.500%, 09/30/26 (144A) (a)	2,578,000	2,371,760
6.750%, 09/15/25 (144A)	2,876,000	2,768,150
NGL Energy Operating LLC / NGL Energy Finance Corp. 7.500%, 02/01/26 (144A)	471,000	454,460
NGPL PipeCo LLC 7.768%, 12/15/37 (144A)	691,000	761,458
NuStar Logistics L.P.
5.750%, 10/01/25	302,000	293,705
6.000%, 06/01/26	239,000	234,270
6.375%, 10/01/30	53,000	50,854
ONEOK, Inc. 4.950%, 07/13/47	300,000	251,376
Plains All American Pipeline L.P. / PAA Finance Corp.
3.550%, 12/15/29	427,000	381,759
5.150%, 06/01/42	605,000	509,595
Rockies Express Pipeline LLC 4.950%, 07/15/29 (144A)	136,000	121,155
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
5.500%, 01/15/28 (144A)	164,000	149,956

BHFTI-71

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pipelines—(Continued)
Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp.
6.000%, 03/01/27 (144A) (a)	115,000	$108,859
6.000%, 12/31/30 (144A)	79,000	70,605
6.000%, 09/01/31 (144A)	361,000	319,220
7.500%, 10/01/25 (144A)	35,000	34,984
Targa Resources Corp. 6.250%, 07/01/52	458,000	451,493
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.000%, 01/15/32	460,000	400,908
Venture Global Calcasieu Pass LLC
3.875%, 08/15/29 (144A)	2,471,000	2,228,842
3.875%, 11/01/33 (144A) (a)	4,524,000	3,800,160
4.125%, 08/15/31 (144A)	2,011,000	1,766,824
Western Midstream Operating L.P.
5.300%, 03/01/48	833,000	705,809
5.450%, 04/01/44	826,000	720,289
5.500%, 08/15/48 (a)	243,000	209,264
5.500%, 02/01/50	2,265,000	1,921,852
6.150%, 04/01/33	170,000	172,305

		48,690,296

Real Estate—0.3%
Agps Bondco plc
2.750%, 11/13/26 (EUR)	200,000	83,854
3.250%, 08/05/25 (EUR)	200,000	86,001
Aroundtown S.A. 3.375%, 5Y EUR Swap + 3.980%, 09/23/24 (EUR) (b)	100,000	47,748
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	840,000	752,031
DEMIRE Deutsche Mittelstand Real Estate AG 1.875%, 10/15/24 (EUR)	100,000	75,915
Fastighets AB Balder 2.873%, 5Y EUR Swap + 3.188%, 06/02/81 (EUR) (b)	100,000	72,628
Heimstaden Bostad AB 2.625%, 5Y EUR Swap + 3.149%, 02/01/27 (EUR) (b)	100,000	54,225
Howard Hughes Corp. (The)
4.125%, 02/01/29 (144A)	382,000	323,527
4.375%, 02/01/31 (144A)	308,000	247,940
5.375%, 08/01/28 (144A)	11,000	10,017
Realogy Group LLC / Realogy Co-Issuer Corp.
5.250%, 04/15/30 (144A)	377,000	274,788
5.750%, 01/15/29 (144A)	1,180,000	883,183
Tropicana Entertainment LLC / Tropicana Finance Corp. 9.625%, 12/15/14 (d) (f) (g)	70,000	0
Unique Pub Finance Co. plc (The) 6.464%, 03/30/32 (GBP)	17,000	21,128

		2,932,985

Real Estate Investment Trusts—2.0%
Brookfield Property REIT, Inc. 4.500%, 04/01/27 (144A)	490,000	393,225
Global Net Lease, Inc. / Global Net Lease Operating Partnership L.P. 3.750%, 12/15/27 (144A)	330,000	261,102

Real Estate Investment Trusts—(Continued)
GLP Capital L.P. / GLP Financing II, Inc. 3.250%, 01/15/32	960,000	778,906
HAT Holdings I LLC / HAT Holdings II LLC 3.375%, 06/15/26 (144A)	513,000	445,027
Iron Mountain Information Management Services, Inc. 5.000%, 07/15/32 (144A)	437,000	375,266
Iron Mountain UK plc 3.875%, 11/15/25 (GBP)	100,000	117,021
Iron Mountain, Inc.
5.000%, 07/15/28 (144A)	79,000	73,510
5.625%, 07/15/32 (144A)	294,000	268,581
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.250%, 02/01/27 (144A) (a)	384,000	303,360
4.750%, 06/15/29 (144A)	178,000	128,664
5.250%, 10/01/25 (144A)	116,000	102,056
MPT Operating Partnership L.P. / MPT Finance Corp.
2.550%, 12/05/23 (GBP)	271,000	316,320
3.500%, 03/15/31	2,941,000	1,979,881
4.625%, 08/01/29 (a)	1,212,000	895,365
RHP Hotel Properties L.P. / RHP Finance Corp.
4.500%, 02/15/29 (144A)	482,000	435,381
4.750%, 10/15/27	1,222,000	1,145,255
RLJ Lodging Trust L.P.
3.750%, 07/01/26 (144A) (a)	353,000	323,137
4.000%, 09/15/29 (144A)	268,000	223,813
SBA Communications Corp.
3.125%, 02/01/29	1,894,000	1,647,666
3.875%, 02/15/27	1,475,000	1,392,449
Starwood Property Trust, Inc.
4.375%, 01/15/27 (144A)	215,000	177,689
5.500%, 11/01/23 (144A)	68,000	68,128
Uniti Group L.P. / Uniti Group Finance, Inc. / CSL Capital LLC 10.500%, 02/15/28 (144A)	1,267,000	1,228,990
VICI Properties L.P.
4.950%, 02/15/30	523,000	490,766
5.625%, 05/15/52	1,024,000	922,081
VICI Properties L.P. / VICI Note Co., Inc.
3.500%, 02/15/25 (144A) (a)	289,000	273,889
3.875%, 02/15/29 (144A)	134,000	119,142
4.125%, 08/15/30 (144A)	624,000	551,171
4.250%, 12/01/26 (144A)	273,000	254,713
4.500%, 01/15/28 (144A)	274,000	253,737
4.625%, 06/15/25 (144A)	123,000	118,918
4.625%, 12/01/29 (144A)	1,248,000	1,136,073
5.625%, 05/01/24 (144A) (a)	138,000	136,793

		17,338,075

Retail—2.3%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 01/15/28 (144A)	412,000	383,160
4.000%, 10/15/30 (144A)	288,000	246,960
4.375%, 01/15/28 (144A)	455,000	420,033
5.750%, 04/15/25 (144A)	296,000	297,079
Arko Corp. 5.125%, 11/15/29 (144A)	502,000	415,500

BHFTI-72

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Asbury Automotive Group, Inc.
4.500%, 03/01/28	282,000	$256,620
4.750%, 03/01/30	57,000	51,015
5.000%, 02/15/32 (144A)	365,000	319,742
Beacon Roofing Supply, Inc. 4.125%, 05/15/29 (144A) (a)	323,000	285,005
Constellation Automotive Financing plc 4.875%, 07/15/27 (GBP)	100,000	89,744
eG Global Finance plc
3.625%, 02/07/24 (EUR)	100,000	105,880
6.750%, 02/07/25 (144A)	688,000	636,772
8.500%, 10/30/25 (144A)	525,000	491,410
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.625%, 01/15/29 (144A) (a)	124,000	108,835
6.750%, 01/15/30 (144A)	177,000	145,623
Foundation Building Materials, Inc. 6.000%, 03/01/29 (144A)	201,000	159,316
Goldstory SASU 5.375%, 03/01/26 (EUR)	100,000	99,611
GYP Holdings III Corp. 4.625%, 05/01/29 (144A)	967,000	826,785
IRB Holding Corp. 7.000%, 06/15/25 (144A) (a)	315,000	315,958
Ken Garff Automotive LLC 4.875%, 09/15/28 (144A)	286,000	243,134
LCM Investments Holdings II LLC 4.875%, 05/01/29 (144A)	761,000	636,653
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	345,000	298,425
Murphy Oil USA, Inc. 4.750%, 09/15/29	302,000	275,095
NMG Holding Co., Inc. / Neiman Marcus Group LLC 7.125%, 04/01/26 (144A) (a)	538,000	505,112
Penske Automotive Group, Inc.
3.500%, 09/01/25	423,000	397,783
3.750%, 06/15/29	181,000	156,263
PetSmart, Inc. / PetSmart Finance Corp.
4.750%, 02/15/28 (144A)	250,000	234,687
7.750%, 02/15/29 (144A)	2,183,000	2,142,855
Specialty Building Products Holdings LLC / SBP Finance Corp. 6.375%, 09/30/26 (144A)	235,000	215,970
SRS Distribution, Inc.
4.625%, 07/01/28 (144A)	1,631,000	1,448,483
6.000%, 12/01/29 (144A) (a)	2,066,000	1,705,835
6.125%, 07/01/29 (144A)	1,330,000	1,122,134
Staples, Inc. 7.500%, 04/15/26 (144A)	963,000	843,713
Stonegate Pub Co. Financing plc 8.250%, 07/31/25 (GBP)	100,000	114,801
Suburban Propane Partners L.P./Suburban Energy Finance Corp. 5.000%, 06/01/31 (144A)	238,000	207,952
White Cap Buyer LLC 6.875%, 10/15/28 (144A) (a)	3,234,000	2,805,361
White Cap Parent LLC 8.250%, 9.000% PIK, 03/15/26 (144A) (c)	564,000	512,893

Retail—(Continued)
Yum! Brands, Inc. 4.750%, 01/15/30 (144A)	32,000	30,572

		19,552,769

Semiconductors—0.9%
ams-OSRAM AG 6.000%, 07/31/25 (EUR)	100,000	100,826
Broadcom, Inc.
3.419%, 04/15/33 (144A)	1,088,000	910,340
4.300%, 11/15/32	758,000	698,377
Entegris Escrow Corp. 4.750%, 04/15/29 (144A) (a)	4,852,000	4,587,093
Entegris, Inc.
3.625%, 05/01/29 (144A) (a)	430,000	371,159
4.375%, 04/15/28 (144A)	447,000	403,832
Marvell Technology, Inc. 2.950%, 04/15/31	331,000	276,402
Synaptics, Inc. 4.000%, 06/15/29 (144A)	437,000	376,316

		7,724,345

Shipbuilding—0.0%
Huntington Ingalls Industries, Inc. 4.200%, 05/01/30	127,000	118,863

Software—4.7%
ACI Worldwide, Inc. 5.750%, 08/15/26 (144A)	954,000	944,460
Alteryx, Inc. 8.750%, 03/15/28	596,000	599,856
AthenaHealth Group, Inc. 6.500%, 02/15/30 (144A) (a)	4,493,000	3,643,192
Black Knight InfoServ LLC 3.625%, 09/01/28 (144A)	815,000	738,333
Boxer Parent Co., Inc.
6.500%, 10/02/25 (EUR)	200,000	214,345
7.125%, 10/02/25 (144A)	689,000	685,716
9.125%, 03/01/26 (144A)	1,448,000	1,404,155
Camelot Finance S.A. 4.500%, 11/01/26 (144A)	609,000	575,505
Central Parent, Inc, / CDK Global, Inc. 7.250%, 06/15/29 (144A)	1,407,000	1,382,910
Clarivate Science Holdings Corp.
3.875%, 07/01/28 (144A)	2,563,000	2,287,399
4.875%, 07/01/29 (144A) (a)	2,188,000	1,978,762
Cloud Software Group Holdings, Inc. 6.500%, 03/31/29 (144A)	7,818,000	6,915,834
Consensus Cloud Solutions, Inc.
6.000%, 10/15/26 (144A) (a)	197,000	171,146
6.500%, 10/15/28 (144A)	179,000	148,445
Dun & Bradstreet Corp. (The) 5.000%, 12/15/29 (144A) (a)	2,439,000	2,111,859
Elastic NV 4.125%, 07/15/29 (144A)	1,009,000	861,434
Fair Isaac Corp. 4.000%, 06/15/28 (144A)	725,000	672,437

BHFTI-73

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl 4.625%, 05/01/28 (144A)	250,000	$203,117
MicroStrategy, Inc. 6.125%, 06/15/28 (144A)	1,471,000	1,305,512
MSCI, Inc.
3.250%, 08/15/33 (144A)	101,000	82,714
3.625%, 09/01/30 (144A)	233,000	202,549
3.875%, 02/15/31 (144A)	139,000	123,724
Open Text Corp. 6.900%, 12/01/27 (144A)	2,189,000	2,258,172
Oracle Corp.
2.875%, 03/25/31	412,000	352,549
3.600%, 04/01/50	753,000	534,099
3.950%, 03/25/51	1,183,000	890,181
6.250%, 11/09/32	356,000	382,896
6.900%, 11/09/52	1,332,000	1,492,994
SS&C Technologies, Inc. 5.500%, 09/30/27 (144A)	2,660,000	2,580,994
Twilio, Inc.
3.625%, 03/15/29	396,000	341,550
3.875%, 03/15/31	1,276,000	1,082,711
Veritas U.S. Inc. / Veritas Bermuda, Ltd. 7.500%, 09/01/25 (144A)	576,000	433,590
ZoomInfo Technologies LLC / ZoomInfo Finance Corp. 3.875%, 02/01/29 (144A) (a)	2,578,000	2,231,839

		39,834,979

Telecommunications—5.9%
Altice France Holding S.A. 10.500%, 05/15/27 (144A)	601,000	459,765
Altice France S.A.
2.500%, 01/15/25 (EUR)	100,000	100,858
5.125%, 01/15/29 (144A)	331,000	252,232
5.125%, 07/15/29 (144A)	1,695,000	1,275,488
5.500%, 10/15/29 (144A)	1,274,000	974,172
5.875%, 02/01/27 (EUR)	200,000	191,280
8.125%, 02/01/27 (144A)	1,676,000	1,551,473
CommScope Technologies LLC 6.000%, 06/15/25 (144A) (a)	1,594,000	1,501,159
CommScope, Inc.
4.750%, 09/01/29 (144A) (a)	1,521,000	1,267,784
6.000%, 03/01/26 (144A)	346,000	333,925
7.125%, 07/01/28 (144A) (a)	544,000	401,222
8.250%, 03/01/27 (144A) (a)	282,000	230,986
Connect Finco S.a.r.l. / Connect U.S. Finco LLC 6.750%, 10/01/26 (144A)	4,760,000	4,474,400
Frontier Communications Holdings LLC
5.000%, 05/01/28 (144A)	2,044,000	1,773,701
5.875%, 10/15/27 (144A)	603,000	548,187
8.750%, 05/15/30 (144A)	3,057,000	3,044,803
Global Switch Holdings, Ltd. 2.250%, 05/31/27 (EUR)	100,000	101,757
Iliad Holding SASU
5.625%, 10/15/28 (EUR)	100,000	100,784

Telecommunications—(Continued)
Iliad Holding SASU
6.500%, 10/15/26 (144A) (a)	3,308,000	3,152,589
7.000%, 10/15/28 (144A)	1,942,000	1,842,550
Level 3 Financing, Inc.
3.400%, 03/01/27 (144A)	1,138,000	900,093
3.625%, 01/15/29 (144A)	519,000	286,965
3.750%, 07/15/29 (144A)	357,000	190,338
3.875%, 11/15/29 (144A) (a)	917,000	663,660
4.250%, 07/01/28 (144A)	383,000	216,089
4.625%, 09/15/27 (144A)	360,000	216,450
10.500%, 05/15/30	731,500	698,583
Liberty Costa Rica Senior Secured Finance 10.875%, 01/15/31 (144A)	301,000	282,865
Ligado Networks LLC 15.500%, 11/01/23 (144A) (c)	668,372	203,907
Lorca Telecom Bondco S.A. 4.000%, 09/18/27 (EUR)	200,000	198,778
Lumen Technologies, Inc. 4.000%, 02/15/27 (144A)	2,236,000	1,475,760
Nokia Oyj 6.625%, 05/15/39	397,000	396,258
Sable International Finance, Ltd. 5.750%, 09/07/27 (144A)	273,000	254,311
SES S.A. 5.625%, 5Y EUR Swap + 5.401%, 01/29/24 (EUR) (b)	100,000	106,010
SoftBank Group Corp.
2.125%, 07/06/24 (EUR)	100,000	102,485
4.500%, 04/20/25 (EUR)	200,000	207,890
4.750%, 07/30/25 (EUR)	100,000	103,570
Sprint Capital Corp.
6.875%, 11/15/28	2,577,000	2,769,064
8.750%, 03/15/32	3,170,000	3,859,475
Sprint LLC 7.625%, 03/01/26	1,106,000	1,169,573
Telecom Italia Capital S.A.
6.000%, 09/30/34 (a)	1,052,000	902,090
6.375%, 11/15/33	539,000	488,021
7.200%, 07/18/36	214,000	193,612
7.721%, 06/04/38	204,000	188,868
Telecom Italia Finance S.A. 7.750%, 01/24/33 (EUR)	42,000	48,737
Telecom Italia S.p.A.
1.625%, 01/18/29 (EUR)	152,000	128,984
4.000%, 04/11/24 (EUR)	100,000	107,393
5.303%, 05/30/24 (144A)	271,000	265,580
6.875%, 02/15/28 (EUR)	100,000	110,619
Telefonica Europe B.V.
6.135%, 7Y EUR Swap + 3.347%, 02/03/30 (EUR) (b)	200,000	209,405
7.125%, 6Y EUR Swap + 4.322%, 08/23/28 (EUR) (b)	100,000	110,212
ViaSat, Inc. 5.625%, 09/15/25 (144A)	1,286,000	1,219,205
Viavi Solutions, Inc. 3.750%, 10/01/29 (144A)	852,000	728,602
Vmed O2 UK Financing I plc
4.000%, 01/31/29 (GBP)	100,000	101,772
4.250%, 01/31/31 (144A)	213,000	181,216

BHFTI-74

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Vmed O2 UK Financing I plc
4.500%, 07/15/31 (GBP)	134,000	$131,415
4.750%, 07/15/31 (144A) (a)	673,000	576,909
Vodafone Group plc
2.625%, 5Y EUR Swap + 3.002%, 08/27/80 (EUR) (b)	100,000	97,339
3.000%, 5Y EUR Swap + 3.477%, 08/27/80 (EUR) (b)	100,000	87,497
3.100%, 5Y EUR Swap + 2.669%, 01/03/79 (EUR) (b)	200,000	213,314
Zayo Group Holdings, Inc.
4.000%, 03/01/27 (144A) (a)	5,657,000	4,299,320
6.125%, 03/01/28 (144A) (a)	3,585,000	2,180,397

		50,451,746

Toys/Games/Hobbies—0.2%
Mattel, Inc.
3.750%, 04/01/29 (144A)	151,000	135,670
5.450%, 11/01/41 (a)	834,000	702,232
6.200%, 10/01/40	659,000	593,515

		1,431,417

Transportation—0.0%
Poste Italiane S.p.A. 2.625%, 5Y EURIBOR ICE Swap + 2.677%, 03/24/29 (EUR) (b)	150,000	124,221
XPO Escrow Sub LLC 7.500%, 11/15/27 (144A)	223,000	231,920

		356,141

Trucking & Leasing—0.3%
Fortress Transportation and Infrastructure Investors LLC
5.500%, 05/01/28 (144A)	1,044,000	952,483
6.500%, 10/01/25 (144A)	995,000	995,662
9.750%, 08/01/27 (144A)	305,000	321,802

		2,269,947

Total Corporate Bonds & Notes (Cost $812,456,077)		753,271,259

Floating Rate Loans (h)—8.7%

Advertising—0.3%
Clear Channel Outdoor Holdings, Inc. Term Loan B, 8.325%, 3M LIBOR + 3.500%, 08/21/26	2,678,859	2,504,316

Airlines—0.3%
Air Canada Term Loan B, 8.369%, 3M LIBOR + 3.500%, 08/11/28	173,817	173,445
American Airlines, Inc. Term Loan, 9.558%, 3M LIBOR + 4.750%, 04/20/28	1,636,484	1,663,532
United Airlines, Inc. Term Loan B, 8.568%, 3M LIBOR + 3.750%, 04/21/28	1,106,570	1,102,190

		2,939,167

Apparel—0.1%
Crocs, Inc.
Term Loan B, 8.407%, 1M TSFR + 3.500%, 02/20/29	487,230	486,404

Apparel—(Continued)
Hanesbrands, Inc.
Term Loan B, 8.626%, 3M TSFR + 3.750%, 03/08/30	275,000	274,312

		760,716

Beverages—0.0%
Naked Juice LLC 2nd Lien Term Loan, 10.998%, 3M TSFR + 6.000%, 01/24/30	83,000	63,547

Building Materials—0.1%
Chamberlain Group, Inc. Term Loan B, 8.090%, 1M LIBOR + 3.250%, 11/03/28	498,536	479,840

Chemicals—0.3%
Aruba Investments, Inc. 2020 2nd Lien Term Loan, 12.590%, 1M LIBOR + 7.750%, 11/24/28	237,600	215,028
Ascend Performance Materials Operations LLC
Term Loan B, 9.715%, 3M TSFR + 4.750%, 08/27/26	354,552	348,939
Discovery Purchaser Corp.
Term Loan, 8.963%, 3M TSFR + 4.375%, 10/04/29	1,377,548	1,304,537
New Arclin U.S. Holding Corp.
Delayed Draw Term Loan, 8.909%, 3M LIBOR + 3.750%, 10/02/28	66,069	60,061
Term Loan, 8.909%, 1M LIBOR + 3.750%, 09/30/28	446,751	406,124

		2,334,689

Commercial Services—0.8%
Amentum Government Services Holdings LLC
Term Loan B, 8.840%, 3M LIBOR + 4.000%, 01/29/27	140,040	137,414
AVSC Holding Corp. 2nd Lien Term Loan, 12.056%, 3M LIBOR + 7.250%, 09/01/25	328,784	296,892
CoreLogic, Inc. 2nd Lien Term Loan, 11.375%, 1M LIBOR + 6.500%, 06/04/29	524,226	391,531
Galaxy U.S. Opco, Inc.
Term Loan, 9.557%, 1M TSFR + 4.750%, 04/29/29	345,265	307,286
PECF USS Intermediate Holding III Corp.
Term Loan B, 9.090%, 1M LIBOR + 4.250%, 12/15/28	707,332	598,580
Sabre GLBL, Inc.
Term Loan B1, 8.340%, 1M LIBOR + 3.500%, 12/17/27	124,520	105,997
Term Loan B2, 8.340%, 1M LIBOR + 3.500%, 12/17/27	199,405	169,743
TruGreen L.P. 2nd Lien Term Loan, 13.325%, 3M LIBOR + 8.500%, 11/02/28	378,000	255,150
Verscend Holding Corp.
2nd Lien Term Loan, 11.840%, 1M LIBOR + 7.000%, 04/02/29	2,161,960	2,167,365
Term Loan B, 8.840%, 1M LIBOR + 4.000%, 08/27/25	2,351,933	2,352,815

		6,782,773

Computers—0.8%
Magenta Buyer LLC
USD 1st Lien Term Loan, 9.580%, 3M LIBOR + 4.750%, 07/27/28	1,659,605	1,369,174

BHFTI-75

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Computers—(Continued)
Magenta Buyer LLC
USD 2nd Lien Term Loan, 13.080%, 3M LIBOR + 8.250%, 07/27/29	1,089,000	$824,011
McAfee LLC
USD Term Loan B, 8.515%, 1M TSFR + 3.750%, 03/01/29	1,437,998	1,359,508
Peraton Corp.
2nd Lien Term Loan B1, 12.651%, 3M LIBOR + 7.750%, 02/01/29	1,539,177	1,496,850
Term Loan B, 8.590%, 1M LIBOR + 3.750%, 02/01/28	1,326,633	1,311,045
TierPoint LLC
Term Loan, 8.590%, 1M LIBOR + 3.750%, 05/05/26	309,577	297,000

		6,657,588

Diversified Financial Services—0.2%
AqGen Ascensus, Inc. 2021 2nd Lien Term Loan, 11.313%, 3M LIBOR + 6.500%, 08/02/29	485,964	437,368
Deerfield Dakota Holding LLC USD 2nd Lien Term Loan, 11.909%, 3M LIBOR + 6.750%, 04/07/28	558,000	516,498
USD Term Loan B, 8.559%, 1M TSFR + 3.750%, 04/09/27	427,438	414,971

		1,368,837

Electronics—0.1%
Roper Industrial Products Investment Co. LLC
USD Term Loan, 9.398%, 3M TSFR + 4.500%, 11/22/29	751,000	746,494

Engineering & Construction—0.5%
Brand Energy & Infrastructure Services, Inc.
Term Loan, 9.065%, 3M LIBOR + 4.250%, 06/21/24	4,890,665	4,570,224
KKR Apple Bidco LLC 2nd Lien Term Loan, 10.590%, 1M LIBOR + 5.750%, 09/21/29	70,000	68,792

		4,639,016

Food—0.0%
Chobani LLC
Term Loan B, 8.422%, 1M TSFR + 3.500%, 10/25/27	129,297	128,246

Healthcare-Products—0.0%
Bausch & Lomb, Inc.
Term Loan, 8.457%, 3M TSFR + 3.250%, 05/10/27	39,439	38,406

Healthcare-Services—0.2%
Da Vinci Purchaser Corp.
Term Loan, 8.953%, 3M LIBOR + 4.000%, 01/08/27	392,925	372,297
Envision Healthcare Corp.
First Out Term Loan, 12.923%, 3M TSFR + 7.875%, 03/31/27	138,437	121,134
Quorum Health Corp.
Term Loan, 12.976%, 3M LIBOR + 8.250%, 04/29/25 †	541,750	338,594
RegionalCare Hospital Partners Holdings, Inc.
Term Loan B, 8.575%, 3M LIBOR + 3.750%, 11/16/25	251,646	240,282

Healthcare-Services—(Continued)
Surgery Center Holdings, Inc.
Term Loan, 8.460%, 1M LIBOR + 3.750%, 08/31/26	423,683	421,733

		1,494,040

Housewares—0.2%
Solis IV B.V.
USD Term Loan B1, 8.373%, 3M TSFR + 3.500%, 02/26/29	597,485	540,276
Springs Windows Fashions LLC
Term Loan B, 8.752%, 1M LIBOR + 4.000%, 10/06/28	1,149,390	975,548

		1,515,824

Internet—0.2%
I-Logic Technologies Bidco, Ltd.
Term Loan B, 8.898%, 3M TSFR + 4.000%, 02/16/28	242,396	234,882
MH Sub I LLC 2nd Lien Term Loan, 11.057%, 1M TSFR + 6.250%, 02/23/29	129,000	119,067
Proofpoint, Inc. 2nd Lien Term Loan, 11.090%, 3M LIBOR + 6.250%, 08/31/29	969,225	917,129
PUG LLC
USD Term Loan, 8.340%, 1M LIBOR + 3.500%, 02/12/27	371,484	271,183

		1,542,261

Leisure Time—0.0%
Peloton Interactive, Inc.
Term Loan, 11.757%, 3M TSFR + 6.500%, 05/25/27	280,878	280,878

Lodging—0.1%
Fertitta Entertainment LLC
Term Loan B, 8.807%, 1M TSFR + 4.000%, 01/27/29	1,139,559	1,124,246

Machinery-Diversified—0.4%
SPX Flow, Inc.
Term Loan, 9.407%, 1M TSFR + 4.500%, 04/05/29	763,358	731,869
Titan Acquisition, Ltd.
Term Loan B, 8.151%, 3M LIBOR + 3.000%, 03/28/25	2,333,496	2,219,253

		2,951,122

Media—0.3%
DirecTV Financing LLC
Term Loan, 9.840%, 1M LIBOR + 5.000%, 08/02/27	2,525,614	2,436,902
Radiate Holdco LLC
Term Loan B, 8.090%, 1M LIBOR + 3.250%, 09/25/26	130,350	107,213

		2,544,115

Metal Fabricate/Hardware—0.0%
Grinding Media, Inc.
Term Loan B, 8.701%, 1M LIBOR + 4.000%, 10/12/28	257,087	242,948

Miscellaneous Manufacturing—0.1%
Momentive Performance Materials Inc.
Term Loan, 03/31/28 (i)	577,000	563,296

BHFTI-76

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—0.8%
Ascent Resources Utica Holdings LLC
Fixed 2nd Lien Term Loan, 13.815%, 3M LIBOR + 9.000%, 11/01/25	6,210,612	$6,594,893

Oil & Gas Services—0.0%
Lealand Finance Company B.V.
Make Whole Term Loan, 7.840%, 1M LIBOR + 3.000%, 06/28/24	31,220	20,293

Packaging & Containers—0.0%
Mauser Packaging Solutions Holding Co.
Term Loan B, 8.777%, 3M TSFR + 4.000%, 08/14/26	354,000	352,156

Pharmaceuticals—0.1%
Amneal Pharmaceuticals LLC
Term Loan B, 8.375%, 3M LIBOR + 3.500%, 05/04/25	187,491	178,527
Gainwell Acquisition Corp.
Term Loan B, 8.998%, 3M TSFR + 4.000%, 10/01/27	621,011	591,901

		770,428

Pipelines—0.1%
Freeport LNG Investments LLLP Term Loan B, 8.308%, 3M LIBOR + 3.500%, 12/21/28	705,352	684,779

Retail—0.2%
IRB Holding Corp. Term Loan B, 7.737%, 1M TSFR + 3.000%, 12/15/27	406,972	400,425
SRS Distribution, Inc. Incremental Term Loan, 8.157%, 1M TSFR + 3.250%, 06/02/28	617,085	598,573
White Cap Buyer LLC Term Loan B, 8.557%, 1M TSFR + 3.750%, 10/19/27	922,450	912,938

		1,911,936

Shipbuilding—0.1%
MHI Holdings LLC Term Loan B, 9.840%, 1M LIBOR + 5.000%, 09/21/26	643,045	643,848

Software—2.0%
Ascend Learning LLC 2nd Lien Term Loan, 10.556%, 1M TSFR + 5.750%, 12/10/29	345,000	299,460
Athenahealth Group, Inc.
Delayed Draw Term Loan, 8.259%, 1M TSFR + 3.500%, 02/15/29 (j)	496,776	463,243
Term Loan B, 8.259%, 1M TSFR + 3.500%, 02/15/29	4,047,644	3,774,428
Banff Merger Sub, Inc.
2021 USD Term Loan, 8.590%, 1M LIBOR + 3.750%, 10/02/25	181,700	179,533
USD 2nd Lien Term Loan, 10.340%, 1M LIBOR + 5.500%, 02/27/26	1,141,000	1,109,418
CDK Global, Inc. USD Term Loan B, 9.391%, 3M TSFR + 4.500%, 07/06/29	267,330	267,020

Software—(Continued)
Cloud Software Group, Inc. 2022 USD Term Loan, 9.498%, 3M TSFR + 4.500%, 03/30/29	1,642,000	1,489,235
Cloudera, Inc.
2nd Lien Term Loan, 10.840%, 1M LIBOR + 6.000%, 10/08/29	941,564	837,992
Term Loan, 8.590%, 1M LIBOR + 3.750%, 10/08/28	552,020	521,659
EP Purchaser LLC Term Loan B, 8.659%, 3M LIBOR + 3.500%, 11/06/28	416,491	414,929
Epicor Software Corp.
2nd Lien Term Loan, 12.590%, 1M LIBOR + 7.750%, 07/31/28	210,000	209,475
Term Loan, 8.090%, 1M LIBOR + 3.250%, 07/30/27	269,431	265,333
Helios Software Holdings, Inc. USD Term Loan B, 8.626%, 3M TSFR + 3.750%, 03/11/28	302,429	295,435
Planview Parent, Inc. 2nd Lien Term Loan, 12.409%, 3M LIBOR + 7.250%, 12/18/28	370,000	331,150
Polaris Newco LLC USD Term Loan B, 9.159%, 3M LIBOR + 4.000%, 06/02/28	613,854	561,370
Realpage, Inc. 2nd Lien Term Loan, 11.340%, 1M LIBOR + 6.500%, 04/23/29	1,610,154	1,524,614
Renaissance Holding Corp. 1st Lien Term Loan, 8.090%, 1M LIBOR + 3.250%, 05/30/25	12,187	11,909
Severin Acquisition LLC Term Loan B, 7.676%, 3M TSFR + 3.000%, 08/01/25	199,160	199,196
Sophia L.P.
2nd Lien Term Loan, 13.159%, 3M LIBOR + 8.000%, 10/09/28	1,828,000	1,821,145
Term Loan B, 8.659%, 3M LIBOR + 3.500%, 10/07/27	707,821	699,150
Sovos Compliance LLC Term Loan, 9.340%, 1M LIBOR + 4.500%, 08/11/28	470,705	446,581
Ultimate Software Group, Inc. (The)
2021 2nd Lien Term Loan, 10.032%, 3M LIBOR + 5.250%, 05/03/27	1,214,500	$1,171,992
Term Loan B, 8.575%, 3M LIBOR + 3.750%, 05/04/26	229,074	225,474

		17,119,741

Telecommunications—0.4%
Altice France S.A. Term Loan B13, 8.864%, 3M LIBOR + 4.000%, 08/14/26	285,337	278,203
Delta TopCo, Inc. Term Loan B, 8.656%, 3M TSFR + 3.750%, 12/01/27	459,073	426,747
Digicel International Finance, Ltd. Exit Term Loan B, 8.081%, 1M LIBOR + 3.250%, 05/28/24	1,525,473	1,374,832
Intelsat Jackson Holdings S.A. Exit Term Loan B, 8.550%, 6M TSFR + 4.250%, 02/01/29	1,116,066	1,105,719
Zayo Group Holdings, Inc. USD Term Loan, 7.840%, 1M LIBOR + 3.000%, 03/09/27	695,258	565,187

		3,750,688

BHFTI-77

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Transportation—0.0%
AIT Worldwide Logistics, Inc. Term Loan, 9.451%, 3M LIBOR + 4.750%, 04/06/28	293,530	$283,990

Total Floating Rate Loans (Cost $76,942,091)		73,835,117

Common Stocks—0.3%

Chemicals—0.1%
Element Solutions, Inc.	23,823	460,022

Containers & Packaging—0.0%
Ardagh Metal Packaging S.A.	75,788	309,215

Financial Services—0.0%
Block, Inc. (a) (k)	2,424	166,408

Ground Transportation—0.0%
Uber Technologies, Inc. (k)	8,003	253,695

IT Services—0.0%
Twilio, Inc. - Class A (k)	1,208	80,489

Metals & Mining—0.1%
Constellium SE (k)	71,641	1,094,675

Software—0.1%
Informatica, Inc. - Class A (a) (k)	27,646	453,394

Total Common Stocks (Cost $3,724,208)		2,817,898

Convertible Bonds—0.2%

Commercial Services—0.0%
Nexi S.p.A. Zero Coupon, 02/24/28 (EUR)	100,000	80,123

Computers—0.0%
Atos SE Zero Coupon, 11/06/24 (EUR)	100,000	91,818

Internet—0.1%
Uber Technologies, Inc. Zero Coupon, 12/15/25	777,000	683,590

Lodging—0.0%
Accor S.A. 0.700%, 12/07/27 (EUR)	80,400	39,253

Media—0.1%
Cable One, Inc.
Zero Coupon, 03/15/26	230,000	181,470
1.125%, 03/15/28	532,000	388,892

		570,362

Total Convertible Bonds (Cost $1,834,905)		1,465,146

Escrow Shares—0.0%
Security Description	Shares/ Principal Amount*	Value

Diversified Financial Services—0.0%
Lehman Brothers Holdings, Inc. (Cost $0)	2,229,000	4,458

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $7,621,067; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $7,772,142.	7,619,733	7,619,733

Total Short-Term Investments (Cost $7,619,733)		7,619,733

Securities Lending Reinvestments (l)—6.1%

Certificates of Deposit—0.7%
Bank of America N.A. 4.960%, FEDEFF PRV+0.130%, 09/08/23 (b)	1,000,000	998,997
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (b)	1,000,000	1,001,845
BNP Paribas S.A. 5.270%, SOFR + 0.450%, 10/10/23 (b)	1,000,000	1,000,000
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (b)	1,000,000	999,386
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (b)	2,000,000	2,001,124

		6,001,352

Commercial Paper—0.4%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (b)	1,000,000	1,000,364
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (b)	1,000,000	1,001,279
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (b)	1,000,000	1,000,000

		3,001,643

Repurchase Agreements—3.1%
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $3,001,203; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $5,776,168; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $5,889,346.	5,773,868	5,773,868
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $5,002,008; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $5,122,398.	5,000,000	5,000,000

BHFTI-78

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (l)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $2,801,160; collateralized by various Common Stock with an aggregate market value of $3,113,260.	2,800,000	$2,800,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $300,120; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $306,326.	300,000	300,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $2,501,023; collateralized by various Common Stock with an aggregate market value of $2,781,622.	2,500,000	2,500,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $5,002,054; collateralized by various Common Stock with an aggregate market value of $5,558,119.	5,000,000	5,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,245,594.	2,000,000	2,000,000

		26,373,868

Time Deposits—0.5%
Barclays (NY) 4.830%, 04/03/23	2,000,000	2,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	1,000,000	1,000,000
Svenska (NY) 4.770%, 04/03/23	1,000,000	1,000,000

		4,000,000

Mutual Funds—1.4%
Allspring Government Money Market Fund, Select Class 4.690% (m)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (m)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (m)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (m)	2,000,000	2,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (m)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (m)	1,000,000	1,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $51,373,877)		51,376,863

Total Purchased Options—0.0% (n) (Cost $425,681)		160,660
Total Investments—104.7% (Cost $954,376,572)		890,551,134
Unfunded Loan Commitments—(0.1)% (Cost $(497,192))		(497,192)
Net Investments—104.6% (Cost $953,879,380)		890,053,942
Other assets and liabilities (net)—(4.6)%		(39,123,727)

Net Assets—100.0%		$850,930,215

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $338,594, which is less than 0.05% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $68,957,737 and the collateral received consisted of cash in the amount of $51,373,882 and non-cash collateral with a value of $19,726,391. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after March 31, 2023, at which time the interest rate will be determined.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Non-income producing security.
(l)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(m)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(n)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $597,759,386, which is 70.2% of net assets.

BHFTI-79

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Quorum Health Corp., 12.976%, 04/29/25	07/07/20-11/30/22	$541,750	$545,041	$338,594

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	70,000	RBC	04/05/23	USD	75,987	$(68)

Contracts to Deliver
EUR	70,000	RBC	06/21/23	USD	76,319	71
EUR	6,088,461	TDB	06/21/23	USD	6,577,480	(54,454)
EUR	7,859,000	UBSA	06/21/23	USD	8,477,114	(83,403)
EUR	1,774,539	UBSA	06/21/23	USD	1,917,068	(15,871)
GBP	1,863,000	BNP	06/21/23	USD	2,237,600	(64,112)

Net Unrealized Depreciation						$(217,837)

Futures Contracts

Futures Contracts—Short	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Depreciation
S&P 500 Index E-Mini Futures	06/16/23	(53)	USD	(10,965,038)	$(643,913)
U.S. Treasury Long Bond Futures	06/21/23	(16)	USD	(2,098,500)	(51,997)
U.S. Treasury Note 10 Year Futures	06/21/23	(32)	USD	(3,677,500)	(99,129)
U.S. Treasury Note 5 Year Futures	06/30/23	(6)	USD	(657,047)	(13,412)
U.S. Treasury Ultra Long Bond Futures	06/21/23	(67)	USD	(9,455,375)	(440,336)

Net Unrealized Depreciation					$(1,248,787)

Purchased Options

Exchange-Traded Options	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Deutsche Bank AG	EUR	8.400	04/21/23	71	EUR	7,100	$2,233	$1,155	$(1,078)
Put - Euro STOXX 50 Index Futures Contracts	EUR	3,800.000	04/21/23	4	EUR	40	1,581	204	(1,377)
Put - Euro STOXX 50 Index Futures Contracts	EUR	3,800.000	05/19/23	2	EUR	20	1,464	427	(1,037)
Put - Invesco QQQ Trust Series 1	USD	292.000	04/14/23	116	USD	11,600	56,983	3,944	(53,039)
Put - SPDR S&P 500 ETF Trust	USD	376.000	04/21/23	372	USD	37,200	298,053	22,320	(275,733)
Put - iShares Russell 2000 ETF	USD	185.000	04/21/23	178	USD	17,800	65,367	132,610	67,243

Totals							$425,681	$160,660	$(265,021)

Written Options

Exchange-Traded Options	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - Deutsche Bank AG	EUR	6.500	04/21/23	(71)	EUR	(7,100)	$(405)	$(385)	$20
Put - Invesco QQQ Trust Series 1	USD	270.000	04/14/23	(116)	USD	(11,600)	(14,473)	(928)	13,545
Put - SPDR S&P 500 ETF Trust	USD	360.000	04/21/23	(372)	USD	(37,200)	(153,174)	(10,416)	142,758
Put - iShares Russell 2000 ETF	USD	170.000	04/21/23	(178)	USD	(17,800)	(22,296)	(21,538)	758

Totals							$(190,348)	$(33,267)	$157,081

BHFTI-80

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (a)
Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.40.V1	5.000%	Quarterly	06/20/28	5.097%	USD	11,807,428	$175,957	$7,319	$168,638

OTC Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2023 (b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	BBP	26.092%	EUR	1,762	$(565)	$(386)	$(179)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	BBP	26.092%	EUR	4,952	(1,587)	(1,084)	(503)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	CBNA	26.092%	EUR	1,437	(461)	(324)	(137)
ADLER Real Estate AG 2.125%, due 02/06/24	5.000%	Quarterly	12/20/27	JPMC	26.092%	EUR	1,849	(593)	(409)	(184)
CMA CGM S.A. 7.500%, due 01/15/26	5.000%	Quarterly	06/20/27	CSI	2.643%	EUR	77,000	8,142	3,010	5,132
Casino Guichard Perrachon S.A. 4.048%, due 08/05/26	5.000%	Quarterly	12/20/23	BBP	69.847%	EUR	36,000	(12,635)	(2,476)	(10,159)
Casino Guichard Perrachon S.A. 4.048%, due 08/05/26	5.000%	Quarterly	06/20/23	JPMC	60.194%	EUR	50,000	(5,583)	(1,004)	(4,579)
Century Link, Inc. 6.150%, due 09/15/19	1.000%	Quarterly	12/20/23	BBP	4.937%	USD	88,465	(2,160)	(1,001)	(1,159)
Intrum AB 3.125% due 07/15/24	5.000%	Quarterly	12/20/26	CSI	7.998%	EUR	100,000	(7,253)	6,173	(13,426)
Jaguar Land Rover Automotive plc 2.200%, due 01/15/24	5.000%	Quarterly	12/20/26	BBP	7.865%	EUR	25,380	(1,771)	842	(2,613)
Jaguar Land Rover Automotive plc 2.200%, due 01/15/24	5.000%	Quarterly	12/20/26	CSI	7.865%	EUR	24,671	(1,722)	865	(2,587)
K&S AG 3.250%, due 07/18/24	5.000%	Quarterly	12/20/26	JPMC	2.253%	EUR	60,000	6,537	4,073	2,464
Ladbrokes Group Finance plc 5.125%, due 09/08/23	1.000%	Quarterly	06/20/27	JPMC	2.434%	EUR	30,000	(1,490)	(2,827)	1,337
Ladbrokes Group Finance plc 5.125%, due 09/16/22	1.000%	Quarterly	06/20/27	JPMC	2.434%	EUR	110,000	(5,465)	(19,461)	13,996
Novafives SAS 5.000%, due 06/15/25	5.000%	Quarterly	06/20/23	CBNA	8.422%	EUR	40,000	(254)	(685)	431
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/25	CBNA	1.597%	EUR	10,755	(112)	(861)	749
ThyssenKrupp AG 2.500%, due 02/25/25	5.000%	Quarterly	12/20/23	BBP	0.999%	EUR	50,000	1,592	607	985
United Group B.V. 3.625%, due 02/15/28	5.000%	Quarterly	12/20/27	JPMC	11.978%	EUR	90,000	(17,910)	(14,218)	(3,692)
Virgin Media Finance plc 3.750%, due 7/15/30	5.000%	Quarterly	12/20/25	JPMC	3.019%	EUR	30,000	1,847	2,346	(499)

Totals								$(41,443)	$(26,820)	$(14,623)

(a)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

BHFTI-81

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(CSI)—	Credit Suisse International
(JPMC)—	JPMorgan Chase Bank N.A.
(RBC)—	Royal Bank of Canada
(TDB)—	Toronto Dominion Bank
(UBSA)—	UBS AG

Currencies

(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Index Abbreviations

(CDX.NA.HY)—	Markit North America High Yield CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(TSFR)—	Term Secured Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(ICE)—	Intercontinental Exchange, Inc.
(REIT)—	Real Estate Investment Trust

BHFTI-82

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes
Advertising	$—	$10,125,915	$—	$10,125,915
Aerospace/Defense	—	38,114,588	—	38,114,588
Agriculture	—	1,268,443	—	1,268,443
Airlines	—	15,651,627	—	15,651,627
Apparel	—	1,941,754	—	1,941,754
Auto Manufacturers	—	12,048,627	—	12,048,627
Auto Parts & Equipment	—	11,410,284	—	11,410,284
Banks	—	9,406,235	—	9,406,235
Biotechnology	—	200,155	—	200,155
Building Materials	—	6,528,410	—	6,528,410
Chemicals	—	16,372,588	—	16,372,588
Commercial Services	—	44,815,452	—	44,815,452
Computers	—	8,008,447	—	8,008,447
Cosmetics/Personal Care	—	184,652	—	184,652
Distribution/Wholesale	—	1,442,184	—	1,442,184
Diversified Financial Services	—	19,415,230	—	19,415,230
Electric	—	10,780,709	—	10,780,709
Electrical Components & Equipment	—	1,972,075	—	1,972,075
Electronics	—	5,591,112	—	5,591,112
Energy-Alternate Sources	—	270,029	—	270,029
Engineering & Construction	—	2,252,069	—	2,252,069
Entertainment	—	32,941,548	—	32,941,548
Environmental Control	—	8,990,774	—	8,990,774
Food	—	14,743,401	—	14,743,401
Food Service	—	2,858,085	—	2,858,085
Hand/Machine Tools	—	3,267,719	—	3,267,719
Healthcare-Products	—	8,160,347	—	8,160,347
Healthcare-Services	—	21,746,509	—	21,746,509
Home Builders	—	3,826,250	—	3,826,250
Home Furnishings	—	720,034	—	720,034
Household Products/Wares	—	1,062,694	—	1,062,694
Housewares	—	1,691,686	—	1,691,686
Insurance	—	19,855,505	—	19,855,505
Internet	—	12,271,616	—	12,271,616
Investment Companies	—	5,398,741	—	5,398,741
Iron/Steel	—	6,573,139	—	6,573,139
Leisure Time	—	21,028,905	—	21,028,905
Lodging	—	5,858,740	—	5,858,740
Machinery-Construction & Mining	—	3,470,957	—	3,470,957
Machinery-Diversified	—	9,527,531	—	9,527,531

BHFTI-83

Brighthouse Funds Trust I

BlackRock High Yield Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Media	$—	$44,389,340	$—	$44,389,340
Metal Fabricate/Hardware	—	2,137,513	—	2,137,513
Mining	—	15,199,378	—	15,199,378
Miscellaneous Manufacturing	—	1,357,728	—	1,357,728
Office/Business Equipment	—	671,127	—	671,127
Oil & Gas	—	57,446,691	—	57,446,691
Oil & Gas Services	—	6,822,922	—	6,822,922
Packaging & Containers	—	24,736,627	—	24,736,627
Pharmaceuticals	—	8,013,604	—	8,013,604
Pipelines	—	48,690,296	—	48,690,296
Real Estate	—	2,932,985	0	2,932,985
Real Estate Investment Trusts	—	17,338,075	—	17,338,075
Retail	—	19,552,769	—	19,552,769
Semiconductors	—	7,724,345	—	7,724,345
Shipbuilding	—	118,863	—	118,863
Software	—	39,834,979	—	39,834,979
Telecommunications	—	50,451,746	—	50,451,746
Toys/Games/Hobbies	—	1,431,417	—	1,431,417
Transportation	—	356,141	—	356,141
Trucking & Leasing	—	2,269,947	—	2,269,947
Total Corporate Bonds & Notes	—	753,271,259	0	753,271,259
Total Floating Rate Loans (Less Unfunded Loan Commitments of $497,192)*	—	73,337,925	—	73,337,925
Total Common Stocks*	2,817,898	—	—	2,817,898
Total Convertible Bonds*	—	1,465,146	—	1,465,146
Total Escrow Shares*	—	4,458	—	4,458
Total Short-Term Investment*	—	7,619,733	—	7,619,733
Securities Lending Reinvestments
Certificates of Deposit	—	6,001,352	—	6,001,352
Commercial Paper	—	3,001,643	—	3,001,643
Repurchase Agreements	—	26,373,868	—	26,373,868
Time Deposits	—	4,000,000	—	4,000,000
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	39,376,863	—	51,376,863
Total Purchased Options at Value	160,660	—	—	160,660
Total Net Investments	$14,978,558	$875,075,384	$0	$890,053,942

Collateral for Securities Loaned (Liability)	$—	$(51,373,882)	$—	$(51,373,882)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$71	$—	$71
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(217,908)	—	(217,908)
Total Forward Contracts	$—	$(217,837)	$—	$(217,837)
Futures Contracts
Futures Contracts (Unrealized Depreciation)	$(1,248,787)	$—	$—	$(1,248,787)
Total Written Options at Value	$(33,267)	$—	$—	$(33,267)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$168,638	$—	$168,638
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$18,118	$—	$18,118
OTC Swap Contracts at Value (Liabilities)	—	(59,561)	—	(59,561)
Total OTC Swap Contracts	$—	$(41,443)	$—	$(41,443)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTI-84

Brighthouse Funds Trust I

Brighthouse Asset Allocation 100 Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—100.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—100.0%
Allspring Mid Cap Value Portfolio (Class A) (a)	1,285,888	$15,597,818
Baillie Gifford International Stock Portfolio (Class A) (b)	7,345,712	74,191,689
BlackRock Capital Appreciation Portfolio (Class A) (b)	2,123,133	61,231,149
Brighthouse Small Cap Value Portfolio (Class A) (a)	3,317,754	45,453,231
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	4,902,023	43,186,825
Brighthouse/Artisan International Portfolio (Class A) (a)	6,987,053	69,241,695
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	53,163	11,844,259
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	8,076,896	80,445,880
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	2,630,725	79,132,210
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	4,856,083	61,186,642
CBRE Global Real Estate Portfolio (Class A) (a)	4,687,563	46,078,741
Frontier Mid Cap Growth Portfolio (Class A) (b)	699,148	16,024,481
Harris Oakmark International Portfolio (Class A) (a)	7,269,001	93,552,041
Invesco Comstock Portfolio (Class A) (a)	6,360,940	89,689,259
Invesco Global Equity Portfolio (Class A) (a)	1,929,796	41,452,025
Invesco Small Cap Growth Portfolio (Class A) (a)	3,643,971	28,495,850
Jennison Growth Portfolio (Class A) (b)	8,238,739	90,955,675
JPMorgan Small Cap Value Portfolio (Class A) (a)	2,791,678	30,624,710
Loomis Sayles Growth Portfolio (Class A) (a)	8,038,084	105,620,421

Affiliated Investment Companies—(Continued)
Loomis Sayles Small Cap Growth Portfolio (Class A) (b)	4,360,091	43,252,099
MFS Research International Portfolio (Class A) (a)	4,443,068	52,739,214
MFS Value Portfolio (Class A) (b)	6,624,112	97,374,451
Morgan Stanley Discovery Portfolio (Class A) (a)	1,689,409	7,889,539
Neuberger Berman Genesis Portfolio (Class A) (b)	982,017	18,393,173
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	3,757,049	35,241,116
T. Rowe Price Large Cap Growth Portfolio (Class A) (b)	5,747,114	94,310,137
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	3,132,923	88,818,362
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	1,359,362	12,139,102
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	1,555,465	27,967,266
VanEck Global Natural Resources Portfolio (Class A) (b)	2,400,810	29,625,995
Victory Sycamore Mid Cap Value Portfolio (Class A) (a)	381,584	7,830,098

Total Mutual Funds (Cost $1,740,049,948)		1,599,585,153

Total Investments—100.0% (Cost $1,740,049,948)		1,599,585,153
Other assets and liabilities (net)—0.0%		(552,415)

Net Assets—100.0%		$1,599,032,738

(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$1,599,585,153	$—	$—	$1,599,585,153
Total Investments	$1,599,585,153	$—	$—	$1,599,585,153

BHFTI-85

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—71.0% of Net Assets

Security Description	Shares	Value

Affiliated Investment Companies—71.0%
AB International Bond Portfolio (Class A) (a)	13,130,184	$103,597,152
Allspring Mid Cap Value Portfolio (Class A) (a)	9,908,570	120,190,950
Baillie Gifford International Stock Portfolio (Class A) (b)	23,910,988	241,500,979
BlackRock Bond Income Portfolio (Class A) (b)	6,507,382	605,967,394
BlackRock Capital Appreciation Portfolio (Class A) (b)	663,732	19,142,037
BlackRock High Yield Portfolio (Class A) (a)	11,686,930	83,444,678
Brighthouse Small Cap Value Portfolio (Class A) (a)	6,951,364	95,233,689
Brighthouse/abrdn Emerging Markets Equity Portfolio (Class A) (a)	9,446,926	83,227,420
Brighthouse/Artisan International Portfolio (Class A) (a)	17,282,886	171,273,396
Brighthouse/Artisan Mid Cap Value Portfolio (Class A) (b)	546,340	121,719,041
Brighthouse/Dimensional International Small Company Portfolio (Class A) (b)	11,703,197	116,563,847
Brighthouse/Eaton Vance Floating Rate Portfolio (Class A) (a)	12,686,590	123,567,389
Brighthouse/Franklin Low Duration Total Return Portfolio (Class A) (a)	23,491,247	206,253,146
Brighthouse/Templeton International Bond Portfolio (Class A) (a) (c)	14,122,627	108,320,548
Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (b)	1,079,001	32,456,363
Brighthouse/Wellington Large Cap Research Portfolio (Class A) (a)	2,996,600	37,757,160
CBRE Global Real Estate Portfolio (Class A) (a)	7,395,607	72,698,816
Frontier Mid Cap Growth Portfolio (Class A) (b)	4,697,853	107,674,790
Harris Oakmark International Portfolio (Class A) (a)	25,323,633	325,915,151
Invesco Comstock Portfolio (Class A) (a)	627,093	8,842,012
Invesco Global Equity Portfolio (Class A) (a)	4,084,061	87,725,621
Invesco Small Cap Growth Portfolio (Class A) (a)	9,216,805	72,075,415
Jennison Growth Portfolio (Class A) (b)	2,510,910	27,720,448
JPMorgan Core Bond Portfolio (Class A) (a)	38,822,160	354,446,320
JPMorgan Small Cap Value Portfolio (Class A) (a)	6,111,747	67,045,862
Loomis Sayles Growth Portfolio (Class A) (a)	1,664,663	21,873,673
MFS Research International Portfolio (Class A) (a)	18,421,777	218,666,495
MFS Value Portfolio (Class A) (b)	1,773,115	26,064,795
Morgan Stanley Discovery Portfolio (Class A) (a)	8,699,299	40,625,724
Neuberger Berman Genesis Portfolio (Class A) (b)	3,077,756	57,646,361
PIMCO Inflation Protected Bond Portfolio (Class A) (a)	17,255,139	166,857,198
PIMCO Total Return Portfolio (Class A) (a)	46,044,864	456,304,605
SSGA Emerging Markets Enhanced Index Portfolio (Class A) (a)	7,975,509	74,810,278
T. Rowe Price Large Cap Value Portfolio (Class A) (a)	705,336	19,996,271
T. Rowe Price Mid Cap Growth Portfolio (Class A) (a)	7,022,690	62,712,625
T. Rowe Price Small Cap Growth Portfolio (Class A) (b)	5,606,772	100,809,764
TCW Core Fixed Income Portfolio (Class A) (a)	54,509,162	490,582,457
VanEck Global Natural Resources Portfolio (Class A) (b)	8,840,439	109,091,023
Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (b)	24,591,567	273,950,055
Western Asset Management U.S. Government Portfolio (Class A) (b)	27,522,666	289,813,675

Total Mutual Funds (Cost $6,358,010,985)		5,804,164,623

U.S. Treasury & Government Agencies—30.6%
Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—1.9%
Fannie Mae 30 Yr. Pool
4.000%, 08/01/47	23,496	22,869
4.000%, 06/01/48	99,118	96,268
4.000%, 11/01/48	5,772	5,602
4.000%, 03/01/49	1,024,535	994,219
4.000%, 08/01/49	118,756	114,788
4.000%, 03/01/50	21,784,878	21,054,933
4.000%, 07/01/50	4,370,423	4,237,356
Fannie Mae Pool
2.920%, 03/01/35	2,950,000	2,560,731
3.180%, 07/01/35	2,506,400	2,279,138
Freddie Mac 30 Yr. Pool
4.000%, 05/01/48	5,122	4,974
4.000%, 03/01/50	97,647	94,838
4.000%, 05/01/50	26,451	25,452
Freddie Mac Multifamily Structured Pass-Through Certificates 3.176%, 11/25/28	3,060,572	2,975,978
Ginnie Mae II 30 Yr. Pool 4.000%, TBA (d)	110,000,000	105,931,671
Uniform Mortgage-Backed Securities 30 Yr. Pool 4.000%, TBA (d)	16,000,000	15,302,561

		155,701,378

Federal Agencies—0.3%
Resolution Funding Corp. Principal Strip Zero Coupon, 04/15/30	19,500,000	14,640,428
Tennessee Valley Authority
2.875%, 02/01/27	1,700,000	1,631,860
4.250%, 09/15/65	10,000,000	9,390,249

		25,662,537

U.S. Treasury—28.4%
U.S. Treasury Bonds
1.375%, 08/15/50 (e) (f)	358,500,000	215,282,050
1.625%, 11/15/50	144,200,000	92,473,882
1.875%, 02/15/51	173,000,000	118,160,351
2.000%, 08/15/51 (e)	57,600,000	40,515,750
2.750%, 11/15/42 (f)	196,000,000	166,217,188
2.875%, 05/15/43	126,000,000	108,866,953
2.875%, 11/15/46	114,100,000	97,230,137
2.875%, 05/15/52	56,900,000	48,676,172
3.000%, 11/15/44	80,000,000	69,781,250
3.125%, 02/15/43	89,700,000	80,652,914
3.375%, 05/15/44	99,895,000	92,910,154
3.625%, 02/15/53 (f)	50,000,000	49,631,625
U.S. Treasury Notes
0.250%, 09/30/25	40,000,000	36,604,688
0.375%, 12/31/25	50,000,000	45,574,219
0.375%, 09/30/27	125,000,000	108,090,820
0.500%, 02/28/26 (g) (h)	21,100,000	19,177,098
0.750%, 05/31/26	300,000,000	272,882,814
1.375%, 10/31/28	37,900,000	33,625,887
1.500%, 11/30/24 (g)	50,000,000	47,820,313
2.750%, 08/31/23 (e)	422,000,000	418,653,671
2.750%, 07/31/27 (g) (h)	29,400,000	28,313,578

BHFTI-86

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
3.500%, 01/31/28 (e)	75,000,000	$74,607,421
3.500%, 02/15/33 (e)	17,600,000	17,627,500
4.125%, 10/31/27 (f)	34,900,000	35,569,371

		2,318,945,806

Total U.S. Treasury & Government Agencies (Cost $2,874,329,005)		2,500,309,721

Corporate Bonds & Notes—1.9%

Banks—1.9%
Bank of America Corp. 3.419%, 3M LIBOR + 1.040%, 12/20/28 (i)	20,000,000	18,582,259
Citigroup, Inc. 3.887%, 3M TSFR + 1.825%, 01/10/28 (i)	20,000,000	19,108,792
Cooperative Rabobank UA 4.375%, 08/04/25	5,000,000	4,835,960
Goldman Sachs Group, Inc. (The)
3.691%, 3M LIBOR + 1.510%, 06/05/28 (i)	10,000,000	9,472,348
3.750%, 02/25/26	19,500,000	18,955,434
HSBC Holdings plc
4.300%, 03/08/26	20,000,000	19,343,970
5.250%, 03/14/44	3,000,000	2,689,677
JPMorgan Chase & Co.
3.540%, 3M LIBOR + 1.380%, 05/01/28 (i)	10,000,000	9,454,371
4.000%, 3M TSFR + 2.745%, 04/01/25 (i)	8,000,000	7,108,813
6.125%, 3M LIBOR + 3.330%, 04/30/24 (i)	3,000,000	2,920,500
Mitsubishi UFJ Financial Group, Inc. 2.852%, 1Y H15 + 1.100%, 01/19/33 (i)	5,100,000	4,206,280
Mizuho Financial Group, Inc. 4.254%, 3M LIBOR + 1.270%, 09/11/29 (i)	5,000,000	4,736,753
Morgan Stanley 3.591%, 3M LIBOR + 1.340%, 07/22/28 (i)	20,000,000	18,891,364
UBS Group AG 3.179%, 1Y H15 + 1.100%, 02/11/43 (144A) (i)	3,000,000	2,134,840
Wells Fargo & Co. 5.900%, 3M LIBOR + 3.110%, 06/15/24 (i)	8,600,000	8,153,230

		150,594,591

Diversified Financial Services—0.0%
Blackstone Holdings Finance Co. LLC 3.200%, 01/30/52 (144A)	1,300,000	821,952

Electric—0.0%
Israel Electric Corp., Ltd. 3.750%, 02/22/32 (144A)	900,000	784,397
MidAmerican Energy Co. 2.700%, 08/01/52	800,000	541,743

		1,326,140

Telecommunications—0.0%
AT&T, Inc.
3.500%, 09/15/53	2,045,000	1,484,768
3.800%, 12/01/57	1,556,000	1,155,190

		2,639,958

Transportation—0.0%
Vessel Management Services, Inc. 3.432%, 08/15/36	2,200,000	2,049,067

Total Corporate Bonds & Notes (Cost $174,051,109)		157,431,708

Mortgage-Backed Securities—0.5%

Collateralized Mortgage Obligations—0.2%
Citigroup Mortgage Loan Trust, Inc. 3.000%, 11/27/51 (144A) (i)	20,725,118	17,502,196

Commercial Mortgage-Backed Securities—0.3%
BANK
4.493%, 06/15/55 (i)	15,000,000	14,261,151
BBCMS Mortgage Trust
2.299%, 02/15/54	11,400,000	9,308,237

		23,569,388

Total Mortgage-Backed Securities (Cost $45,270,794)		41,071,584

Municipals—0.0%
Los Angeles Community College District, Build America Bond 6.750%, 08/01/49	400,000	514,822
Port Authority of New York & New Jersey 4.458%, 10/01/62	1,845,000	1,723,444

Total Municipals (Cost $2,512,922)		2,238,266

Short-Term Investments—0.6%

Repurchase Agreements—0.6%
Goldman Sachs & Co. Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/03/23 with a maturity value of $21,008,663; collateralized by U.S. Government Agency Obligation at 3.000%, maturing 04/01/52, with a market value of $21,919,907	21,000,000	21,000,000
JPMorgan Securities LLC Repurchase Agreement dated 03/31/23 at 4.880%, due on 04/04/23 with a maturity value of $24,003,253; collateralized by U.S. Treasury Notes with rates ranging from 0.375%-3.125%, maturity dates ranging from 07/15/23-05/15/48, with a market value of $24,529,735	24,000,000	24,000,000

Total Short-Term Investments (Cost $45,000,000)		45,000,000

Total Investments—104.6% (Cost $9,499,174,815)		8,550,215,902
Other assets and liabilities (net)—(4.6)%		(379,249,153)

Net Assets—100.0%		$8,170,966,749

BHFTI-87

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust I.
(b)	A Portfolio of Brighthouse Funds Trust II.
(c)	Non-income producing security.
(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(e)	All or a portion of the security was pledged as collateral against open reverse repurchase agreements. As of March 31, 2023, the market value of securities pledged was $164,546,024.
(f)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $39,665,046.
(h)	All or a portion of the security was pledged as collateral against open secured borrowing transactions. As of March 31, 2023, the value of securities pledged amounted to $412,832.
(i)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $21,243,385, which is 0.3% of net assets.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Net Closing Amount
Deutsche Bank Securities, Inc.	4.940%	03/28/23	04/11/23	USD	1,002,500	$1,002,500
Deutsche Bank Securities, Inc.	4.780%	03/29/23	04/12/23	USD	21,195,000	21,195,000
JPMorgan Securities LLC	4.400%	03/30/23	04/13/23	USD	16,198,125	16,198,125
JPMorgan Securities LLC	4.450%	03/28/23	04/04/23	USD	19,676,250	19,676,250
JPMorgan Securities LLC	4.820%	04/04/23	04/06/23	USD	17,732,000	17,732,000
JPMorgan Securities LLC	4.820%	03/23/23	04/04/23	USD	32,240,000	32,240,000
JPMorgan Securities LLC	4.830%	03/23/23	04/06/23	USD	74,185,000	74,185,000

Total						$182,228,875

Securities pledged as collateral against open reverse repurchase agreements are noted in the Schedule of Investments.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Depreciation
JPY	20,900,000	CBNA	04/04/23	USD	155,077	$(2,332)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini Futures	06/16/23	3,072	USD	635,558,400	$2,433,843

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.

Currencies

(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(TSFR)—	Term Secured Financing Rate

BHFTI-88

Brighthouse Funds Trust I

Brighthouse Balanced Plus Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Mutual Funds*	$5,804,164,623	$—	$—	$5,804,164,623
Total U.S. Treasury & Government Agencies*	—	2,500,309,721	—	2,500,309,721
Total Corporate Bonds & Notes*	—	157,431,708	—	157,431,708
Total Mortgage-Backed Securities*	—	41,071,584	—	41,071,584
Total Municipals*	—	2,238,266	—	2,238,266
Total Short-Term Investments*	—	45,000,000	—	45,000,000
Total Investments	$5,804,164,623	$2,746,051,279	$—	$8,550,215,902

Total Reverse Repurchase Agreements (Liability)	$—	$(182,228,875)	$—	$(182,228,875)
Secured Borrowings (Liability)	—	$(127,597,553)	—	$(127,597,553)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(2,332)	$—	$(2,332)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$2,433,843	$—	$—	$2,433,843

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-89

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—96.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Leonardo DRS, Inc. (a)	173,637	$2,252,072
Parsons Corp. (a) (b)	67,515	3,020,621

		5,272,693

Air Freight & Logistics—0.2%
GXO Logistics, Inc. (a) (b)	36,270	1,830,184

Automobile Components—0.7%
Adient plc (a)	106,000	4,341,760
Holley, Inc. (a) (b)	561,447	1,538,365

		5,880,125

Banks—9.8%
Associated Banc-Corp. (b)	198,438	3,567,915
Bank of NT Butterfield & Son, Ltd. (The)	84,200	2,273,400
Columbia Banking System, Inc.	236,741	5,070,992
CVB Financial Corp. (b)	80,262	1,338,770
East West Bancorp, Inc.	103,300	5,733,150
First Financial Bancorp (b)	190,100	4,138,477
First Hawaiian, Inc. (b)	99,769	2,058,234
First Interstate BancSystem, Inc. - Class A (b)	105,587	3,152,828
FNB Corp.	679,500	7,882,200
Hancock Whitney Corp. (b)	334,884	12,189,778
Hope Bancorp, Inc.	269,740	2,648,847
Renasant Corp.	108,893	3,329,948
Sandy Spring Bancorp, Inc.	65,100	1,691,298
SouthState Corp. (b)	69,283	4,937,107
Synovus Financial Corp.	151,550	4,672,286
UMB Financial Corp. (b)	136,694	7,889,978
Valley National Bancorp (b)	663,000	6,126,120
Webster Financial Corp.	202,102	7,966,861

		86,668,189

Beverages—0.5%
Primo Water Corp.	284,925	4,373,599

Building Products—4.4%
CSW Industrials, Inc. (b)	76,787	10,668,018
Griffon Corp.	134,126	4,293,373
Janus International Group Inc. (a) (b)	235,035	2,317,445
JELD-WEN Holding, Inc. (a) (b)	49,460	626,164
Quanex Building Products Corp. (b)	263,124	5,665,060
Simpson Manufacturing Co., Inc.	56,777	6,225,030
UFP Industries, Inc. (b)	65,747	5,224,914
Zurn Water Solutions Corp.	185,617	3,964,779

		38,984,783

Capital Markets—1.6%
GlassBridge Enterprises, Inc. (a)	572	5,159
MidCap Financial Investment Corp.	185,536	2,115,110
New Mountain Finance Corp.	248,835	3,028,322
Stifel Financial Corp.	135,250	7,991,923
Westwood Holdings Group, Inc.	62,205	697,318

		13,837,832

Chemicals—7.7%
Ashland, Inc. (b)	31,200	$3,204,552
Avient Corp. (b)	405,790	16,702,316
Diversey Holdings, Ltd. (a) (b)	165,465	1,338,612
Ecovyst, Inc. (a)	393,885	4,352,429
Element Solutions, Inc.	47,586	918,886
HB Fuller Co.	72,296	4,948,661
Huntsman Corp. (b)	143,400	3,923,424
Innospec, Inc.	157,825	16,203,893
Mativ Holdings, Inc. (b)	289,499	6,215,543
Minerals Technologies, Inc.	27,388	1,654,783
NewMarket Corp.	23,562	8,599,659

		68,062,758

Commercial Services & Supplies—1.4%
ACCO Brands Corp.	375,817	1,999,347
Ennis, Inc. (b)	124,125	2,617,796
Harsco Corp. (a) (b)	63,692	435,016
Matthews International Corp. - Class A (b)	23,128	833,996
UniFirst Corp. (b)	25,800	4,546,734
Viad Corp. (a)	102,376	2,133,516

		12,566,405

Communications Equipment—0.7%
NetScout Systems, Inc. (a)	109,290	3,131,158
Viavi Solutions, Inc. (a)	257,900	2,793,057

		5,924,215

Construction & Engineering—1.8%
API Group Corp. (a)	279,650	6,286,532
MasTec, Inc. (a)	87,695	8,281,916
MDU Resources Group, Inc.	37,084	1,130,320

		15,698,768

Construction Materials—1.9%
Eagle Materials, Inc.	91,772	13,467,541
Summit Materials, Inc. - Class A (a)	105,853	3,015,752

		16,483,293

Consumer Finance—0.2%
Bread Financial Holdings, Inc.	66,400	2,013,248

Consumer Staples Distribution & Retail—0.4%
Performance Food Group Co. (a)	53,281	3,214,976

Containers & Packaging—2.5%
Berry Global Group, Inc.	100,103	5,896,067
Myers Industries, Inc.	157,980	3,385,511
Silgan Holdings, Inc.	137,571	7,383,435
TriMas Corp. (b)	201,416	5,611,450

		22,276,463

Diversified Consumer Services—0.3%
Service Corp. International	33,050	2,273,179

BHFTI-90

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—1.3%
ALLETE, Inc.	67,300	$4,332,101
Hawaiian Electric Industries, Inc. (b)	92,853	3,565,555
OGE Energy Corp.	94,500	3,558,870

		11,456,526

Electrical Equipment—2.0%
Atkore, Inc. (a) (b)	91,121	12,800,678
Babcock & Wilcox Enterprises, Inc. (a) (b)	117,530	712,232
Regal Rexnord Corp.	31,006	4,363,474

		17,876,384

Electronic Equipment, Instruments & Components —2.9%
Belden, Inc. (b)	115,599	10,030,525
Flex, Ltd. (a)	230,737	5,309,259
TD SYNNEX Corp.	30,600	2,961,774
TTM Technologies, Inc. (a) (b)	301,176	4,062,864
Vishay Intertechnology, Inc. (b)	149,700	3,386,214

		25,750,636

Energy Equipment & Services—1.6%
Forum Energy Technologies, Inc. (a) (b)	18,776	477,474
Liberty Oilfield Services, Inc.	442,724	5,671,294
Patterson-UTI Energy, Inc. (b)	722,432	8,452,454

		14,601,222

Financial Services—1.0%
Essent Group, Ltd.	89,800	3,596,490
Euronet Worldwide, Inc. (a)	13,941	1,559,998
Jackson Financial, Inc. - Class A	104,388	3,905,155

		9,061,643

Food Products—3.8%
Flowers Foods, Inc. (b)	112,500	3,083,625
Hostess Brands, Inc. (a)	144,800	3,602,624
J & J Snack Foods Corp. (b)	126,365	18,729,820
Nomad Foods, Ltd. (a)	345,709	6,478,587
Tootsie Roll Industries, Inc. (b)	47,790	2,146,262

		34,040,918

Gas Utilities—0.4%
Southwest Gas Holdings, Inc. (b)	50,500	3,153,725

Ground Transportation—1.3%
Saia, Inc. (a)	8,100	2,203,848
Werner Enterprises, Inc.	200,595	9,125,067

		11,328,915

Health Care Equipment & Supplies—2.2%
Avanos Medical, Inc. (a)	106,000	3,152,440
Enovis Corp. (a)	43,734	2,339,332
Integer Holdings Corp. (a)	52,100	4,037,750
Integra LifeSciences Holdings Corp. (a) (b)	91,800	5,270,238
NuVasive, Inc. (a)	46,600	1,925,046
Varex Imaging Corp. (a) (b)	166,560	3,029,726

		19,754,532

Health Care Providers & Services—0.9%
AMN Healthcare Services, Inc. (a) (b)	11,984	994,193
Owens & Minor, Inc. (a) (b)	98,515	1,433,393
Patterson Cos., Inc.	113,235	3,031,301
Premier, Inc. - Class A	68,635	2,221,715

		7,680,602

Health Care REITs—0.3%
National Health Investors, Inc. (b)	59,650	3,076,747

Hotel & Resort REITs—0.2%
Apple Hospitality REIT, Inc.	25,447	394,937
Summit Hotel Properties, Inc.	201,052	1,407,364

		1,802,301

Hotels, Restaurants & Leisure—2.7%
Choice Hotels International, Inc. (b)	25,700	3,011,783
Cracker Barrel Old Country Store, Inc. (b)	27,500	3,124,000
Denny’s Corp. (a)	427,161	4,767,117
Dine Brands Global, Inc. (b)	82,526	5,582,058
Jack in the Box, Inc. (b)	36,539	3,200,451
Texas Roadhouse, Inc.	40,800	4,408,848

		24,094,257

Household Durables—1.5%
Helen of Troy, Ltd. (a) (b)	48,401	4,606,323
KB Home (b)	90,500	3,636,290
Meritage Homes Corp.	42,200	4,927,272
Tupperware Brands Corp. (a) (b)	75,213	188,033

		13,357,918

Household Products—1.9%
Central Garden and Pet Co. (Voting Shares) (a) (b)	90,711	3,724,594
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a) (b)	104,678	4,089,769
Spectrum Brands Holdings, Inc. (b)	131,546	8,710,976

		16,525,339

Industrial REITs—0.5%
LXP Industrial Trust	448,100	4,619,911

Insurance—5.1%
American Equity Investment Life Holding Co.	115,200	4,203,648
Assurant, Inc.	34,400	4,130,408
Axis Capital Holdings, Ltd.	58,900	3,211,228
Enstar Group, Ltd. (a) (b)	30,946	7,172,973
Hanover Insurance Group, Inc. (The)	83,091	10,677,193
National Western Life Group, Inc. - Class A (b)	6,329	1,535,542
ProAssurance Corp.	123,766	2,287,196
Selective Insurance Group, Inc.	48,290	4,603,486
Stewart Information Services Corp. (b)	194,397	7,843,919

		45,665,593

IT Services—0.5%
Kyndryl Holdings, Inc. (a)	275,547	4,067,074

BHFTI-91

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Leisure Products—0.4%
Acushnet Holdings Corp. (b)	73,500	$3,744,090

Life Sciences Tools & Services—0.5%
Azenta, Inc. (a) (b)	102,234	4,561,681

Machinery—8.5%
Alamo Group, Inc.	19,511	3,593,146
Barnes Group, Inc.	102,600	4,132,728
Columbus McKinnon Corp. (b)	77,736	2,888,670
Douglas Dynamics, Inc. (b)	174,489	5,564,454
Franklin Electric Co., Inc.	149,113	14,031,533
Hillenbrand, Inc. (b)	58,676	2,788,870
Hillman Solutions Corp. (a)	574,788	4,839,715
ITT, Inc.	79,430	6,854,809
Kadant, Inc.	24,899	5,191,940
Mayville Engineering Co., Inc. (a)	152,215	2,271,048
Mueller Industries, Inc. (b)	223,836	16,447,469
NN, Inc. (a) (b)	73,140	78,260
Terex Corp.	68,100	3,294,678
Timken Co. (The)	45,200	3,693,744

		75,671,064

Marine Transportation—0.4%
Kirby Corp. (a)	45,700	3,185,290

Media—0.6%
DallasNews Corp. (b)	43,318	191,465
Nexstar Media Group, Inc. - Class A	17,900	3,090,614
Thryv Holdings, Inc. (a) (b)	91,260	2,104,456

		5,386,535

Metals & Mining—0.4%
Arconic Corp. (a)	139,700	3,664,331

Mortgage Real Estate Investment Trusts—1.7%
AGNC Investment Corp. (b)	437,156	4,406,533
Apollo Commercial Real Estate Finance, Inc. (b)	236,845	2,205,027
New York Mortgage Trust, Inc. (b)	284,899	2,837,594
Two Harbors Investment Corp.	377,979	5,560,071

		15,009,225

Multi-Utilities—0.6%
Black Hills Corp.	80,540	5,082,074

Office REITs—0.1%
Kilroy Realty Corp. (b)	25,791	835,628

Oil, Gas & Consumable Fuels—4.4%
Alto Ingredients, Inc. (a)	115,904	173,856
Berry Corp.	201,339	1,580,511
Callon Petroleum Co. (a) (b)	45,791	1,531,251
Chord Energy Corp.	33,408	4,496,717
CNX Resources Corp. (a) (b)	183,700	2,942,874
Delek U.S. Holdings, Inc.	75,600	1,735,020
Magnolia Oil & Gas Corp. - Class A (b)	444,228	9,719,709
Matador Resources Co.	70,780	3,372,667

Oil, Gas & Consumable Fuels—(Continued)
Murphy Oil Corp.	130,150	4,812,947
Nordic American Tankers, Ltd. (b)	296,300	1,173,348
Northern Oil and Gas, Inc. (b)	85,639	2,599,144
SM Energy Co.	16,865	474,918
Southwestern Energy Co. (a)	911,398	4,556,990

		39,169,952

Paper & Forest Products—0.5%
Louisiana-Pacific Corp.	86,450	4,686,454

Pharmaceuticals—0.9%
Perrigo Co. plc (b)	34,521	1,238,268
Prestige Consumer Healthcare, Inc. (a) (b)	102,472	6,417,822

		7,656,090

Professional Services—3.2%
CACI International, Inc. - Class A (a)	15,000	4,444,200
CBIZ, Inc. (a) (b)	88,760	4,392,732
Concentrix Corp.	42,453	5,160,162
KBR, Inc. (b)	87,560	4,820,178
Korn Ferry	100,712	5,210,839
Maximus, Inc. (b)	55,135	4,339,125

		28,367,236

Real Estate Management & Development—0.3%
Tricon Residential, Inc. (b)	385,900	2,990,725

Residential REITs—0.8%
Elme Communities REIT (b)	150,733	2,692,092
Independence Realty Trust, Inc.	269,810	4,325,054

		7,017,146

Retail REITs—1.1%
Kite Realty Group Trust (b)	174,963	3,660,226
RPT Realty	200,500	1,906,755
Spirit Realty Capital, Inc.	100,850	4,017,864

		9,584,845

Semiconductors & Semiconductor Equipment—1.7%
Cirrus Logic, Inc. (a) (b)	51,100	5,589,318
Diodes, Inc. (a)	52,700	4,888,452
Power Integrations, Inc.	59,200	5,010,688

		15,488,458

Software—0.5%
E2open Parent Holdings, Inc. (a) (b)	360,751	2,099,571
NCR Corp. (a)	82,984	1,957,592
Synchronoss Technologies, Inc. (a) (b)	439,304	412,946

		4,470,109

Specialized REITs—0.7%
Life Storage, Inc.	19,050	2,497,265
Outfront Media, Inc.	224,650	3,646,069

		6,143,334

BHFTI-92

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—0.6%
Group 1 Automotive, Inc. (b)	22,900	$5,185,018

Textiles, Apparel & Luxury Goods—1.3%
Columbia Sportswear Co.	44,600	4,024,704
Delta Apparel, Inc. (a) (b)	59,102	650,122
Levi Strauss & Co. - Class A (b)	30,298	552,333
Steven Madden, Ltd. (b)	173,874	6,259,464

		11,486,623

Trading Companies & Distributors—2.0%
Air Lease Corp.	92,011	3,622,473
Custom Truck One Source, Inc. (a) (b)	461,994	3,136,939
H&E Equipment Services, Inc.	79,900	3,533,977
WESCO International, Inc.	49,653	7,673,375

		17,966,764

Total Common Stocks (Cost $727,745,610)		850,627,625

Escrow Shares—0.0%

Special Purpose Acquisition Companies—0.0%
Pershing Square Tontine Holdings, Ltd. (a) (c) (d) (Cost $0)	140,969	0

Short-Term Investment—3.5%

Repurchase Agreement—3.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $30,997,878; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $31,612,345.	30,992,454	30,992,454

Total Short-Term Investments (Cost $30,992,454)		30,992,454

Securities Lending Reinvestments (e)—17.9%

Certificates of Deposit—2.4%
Bank of America N.A. 4.960%, FEDEFF PRV + 0.130%, 09/08/23 (f)	3,000,000	2,996,991
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (f)	4,000,000	3,992,256
MUFG Bank Ltd. (NY) 5.010%, SOFR + 0.180%, 08/28/23 (f)	2,000,000	1,998,650
5.050%, SOFR + 0.220%, 08/14/23 (f)	2,000,000	1,998,772
Rabobank (London) 5.360%, SOFR + 0.530%, 05/16/23 (f)	2,000,000	2,000,000
Svenska Handelsbanken AB 5.060%, SOFR + 0.230%, 08/08/23 (f)	2,000,000	1,999,280
5.170%, SOFR + 0.340%, 10/31/23 (f)	1,000,000	999,298
5.430%, SOFR + 0.600%, 04/12/23 (f)	3,000,000	3,000,372

Certificates of Deposit—(Continued)
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV + 0.400%, 02/13/24 (f)	2,000,000	$1,998,442

		20,984,061

Commercial Paper—0.9%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (f)	4,000,000	4,001,456
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (f)	4,000,000	4,000,000

		8,001,456

Repurchase Agreements—8.9%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $7,034,844; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $7,140,001.	7,000,000	7,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $18,368,241; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $18,728,114.	18,360,896	18,360,896
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $8,306,668; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $8,503,181.	8,300,000	8,300,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $16,611,413; collateralized by various Common Stock with an aggregate market value of $18,452,053.	16,600,000	16,600,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $9,603,976; collateralized by various Common Stock with an aggregate market value of $10,674,033.	9,600,000	9,600,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $3,014,700; collateralized by various Common Stock with an aggregate market value of $3,333,800.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $500,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $510,543.	500,000	500,000

BHFTI-93

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $7,002,864; collateralized by various Common Stock with an aggregate market value of $7,781,367.	7,000,000	$7,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/03/23 with a maturity value of $4,001,640; collateralized by various Common Stock with an aggregate market value of $4,454,377.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $4,205,740; collateralized by various Common Stock with an aggregate market value of $4,677,096.	4,200,000	4,200,000

		78,560,896

Time Deposits—1.1%
Barclays (NY) 4.830%, 04/03/23	5,000,000	5,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (f)	5,000,000	5,000,000

		10,000,000

Mutual Funds—4.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (g)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (g)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (g)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (g)	5,000,000	5,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (g)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (g)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (g)	5,000,000	5,000,000

		41,000,000

Total Securities Lending Reinvestments (Cost $158,560,932)		158,546,413

Total Investments—117.4% (Cost $917,298,996)		1,040,166,492
Other assets and liabilities (net)—(17.4)%		(153,951,247)

Net Assets—100.0%		$886,215,245

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $157,549,022 and the collateral received consisted of cash in the amount of $158,560,952 and non cash collateral with a value of $786,983. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-94

Brighthouse Funds Trust I

Brighthouse Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$850,627,625	$—	$—	$850,627,625
Total Escrow Shares*	—	—	0	0
Total Short-Term Investment*	—	30,992,454	—	30,992,454
Securities Lending Reinvestments
Certificates of Deposit	—	20,984,061	—	20,984,061
Commercial Paper	—	8,001,456	—	8,001,456
Repurchase Agreements	—	78,560,896	—	78,560,896
Time Deposits	—	10,000,000	—	10,000,000
Mutual Funds	41,000,000	—	—	41,000,000
Total Securities Lending Reinvestments	41,000,000	117,546,413	—	158,546,413
Total Investments	$891,627,625	$148,538,867	$0	$1,040,166,492

Collateral for Securities Loaned (Liability)	$—	$(158,560,952)	$—	$(158,560,952)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31,2023 is not presented.

BHFTI-95

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—90.7% of Net Assets

Security Description	Shares	Value

Austria—0.8%
Mondi plc	453,751	$7,165,588

Brazil—5.7%
B3 S.A. - Brasil Bolsa Balcao	4,436,159	9,058,834
Banco Bradesco S.A. (ADR) (a)	3,456,780	9,056,764
MercadoLibre, Inc. (b)	7,982	10,520,755
Raia Drogasil S.A.	2,082,217	10,044,531
Rumo S.A.	1,595,569	5,934,058
WEG S.A.	788,779	6,310,605

		50,925,547

Chile—0.5%
Sociedad Quimica y Minera de Chile S.A. (ADR) (a)	54,562	4,422,796

China—30.5%
Alibaba Group Holding, Ltd. (b)	3,250,900	41,343,999
Budweiser Brewing Co. APAC, Ltd.	4,954,000	15,044,116
China International Capital Corp., Ltd. - Class H	3,066,400	6,186,999
China Resources Land, Ltd.	2,270,000	10,402,056
China Tourism Group Duty Free Corp., Ltd. - Class A	291,883	7,837,889
China Tourism Group Duty Free Corp., Ltd. - Class H (a) (b)	206,000	5,071,890
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	1,017,844	11,336,354
JD.com, Inc. - Class A	617,619	13,536,153
Kweichow Moutai Co., Ltd. - Class A	56,166	14,847,135
Li Auto, Inc. - Class A (b)	565,400	7,081,217
LONGi Green Energy Technology Co., Ltd. - Class A	1,491,412	8,789,684
Meituan - Class B (b)	704,290	12,792,456
Midea Group Co., Ltd. - Class A	1,853,088	14,551,273
NARI Technology Co., Ltd. - Class A	2,403,880	9,497,573
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	302,524	13,787,771
Tencent Holdings, Ltd.	1,167,400	57,043,072
Wuxi Biologics Cayman, Inc. (b)	1,487,500	9,200,585
Yonyou Network Technology Co., Ltd. - Class A	2,048,036	7,504,547
Zhongsheng Group Holdings, Ltd.	1,629,000	8,079,090

		273,933,859

France—1.9%
TotalEnergies SE	288,583	17,027,193

Hong Kong—3.5%
AIA Group, Ltd.	2,048,400	21,523,319
Hong Kong Exchanges & Clearing, Ltd.	230,590	10,234,680

		31,757,999

India—14.4%
Hindustan Unilever, Ltd.	515,221	16,088,823
Housing Development Finance Corp., Ltd.	1,012,087	32,361,529
Kotak Mahindra Bank, Ltd.	684,817	14,455,638
Maruti Suzuki India, Ltd.	87,279	8,823,853
Power Grid Corp. of India, Ltd.	5,288,234	14,517,749
SBI Life Insurance Co., Ltd.	1,436,958	19,271,542
Tata Consultancy Services, Ltd.	320,387	12,540,774
UltraTech Cement, Ltd.	119,204	11,055,877

		129,115,785

Indonesia—3.8%
Bank Central Asia Tbk PT	15,759,600	$9,208,335
Bank Rakyat Indonesia Persero Tbk PT	46,964,311	14,839,023
Telkom Indonesia Persero Tbk PT	38,233,700	10,365,552

		34,412,910

Mexico—6.0%
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	177,556	16,901,556
Grupo Aeroportuario del Sureste S.A.B. de C.V. - Class B	324,888	9,937,751
Grupo Financiero Banorte S.A.B. de C.V. - Class O	2,032,862	17,115,750
Southern Copper Corp.	129,446	9,870,257

		53,825,314

Netherlands—2.2%
ASM International NV	24,008	9,749,464
ASML Holding NV	14,546	9,939,208

		19,688,672

Peru—0.5%
Credicorp, Ltd.	34,022	4,504,173

Russia—0.0%
Lukoil PJSC (b) (c) (d)	255,685	0
Novatek PJSC (b) (c) (d)	928,138	0
Sberbank of Russia PJSC † (b) (c) (d)	1,645,424	0

		0

South Africa—2.1%
Anglo American Platinum, Ltd. (a)	148,626	7,986,885
Sanlam, Ltd. (a)	3,325,035	10,524,585

		18,511,470

South Korea—4.5%
LG Chem, Ltd.	39,983	22,079,310
Samsung Engineering Co., Ltd. (b)	734,493	17,997,785

		40,077,095

Taiwan—11.3%
Delta Electronics, Inc.	938,000	9,316,621
Hon Hai Precision Industry Co., Ltd.	3,866,000	13,261,846
MediaTek, Inc.	387,000	10,102,078
Taiwan Semiconductor Manufacturing Co., Ltd.	3,897,000	69,038,751

		101,719,296

Thailand—1.1%
Kasikornbank PCL	2,674,000	10,361,310

United Arab Emirates—1.2%
Americana Restaurants International plc (b)	10,651,513	11,063,272

United States—0.7%
Globant S.A. (b)	38,989	6,394,586

Total Common Stocks (Cost $858,296,146)		814,906,865

BHFTI-96

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Preferred Stock—5.4%

Security Description	Shares/ Principal Amount*	Value

South Korea—5.4%
Samsung Electronics Co., Ltd. (Cost $49,030,974)	1,166,429	$48,708,151

Mutual Funds—2.4%

Investment Company Securities—2.4%
iShares MSCI Saudi Arabia ETF (a) (Cost $20,655,337)	550,515	21,321,446

Short-Term Investment—1.7%

Repurchase Agreement—1.7%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $14,875,666; collateralized by U.S. Treasury Note at 1.750%, maturing 03/15/25, with a market value of $15,170,605.	14,873,064	14,873,064

Total Short-Term Investments (Cost $14,873,064)		14,873,064

Securities Lending Reinvestments (e)—4.7%

Repurchase Agreements—2.0%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $700,282; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $716,508.	700,000	700,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $2,000,808; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $2,047,167.	2,000,000	2,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $1,000,401; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $2,803,090; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $2,858,014.	2,801,974	2,801,974
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $867,209; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $884,199.	866,862	866,862

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $3,001,205; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $3,073,439.	3,000,000	3,000,000
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $3,902,681; collateralized by various Common Stock with an aggregate market value of $4,335,121.	3,900,000	3,900,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $4,001,657; collateralized by various Common Stock with an aggregate market value of $4,447,514.	4,000,000	4,000,000

		18,268,836

Time Deposits—0.9%
Banco Santander S.A. (NY) 4.810%, 04/03/23	1,000,000	1,000,000
Barclays (NY) 4.830%, 04/03/23	2,000,000	2,000,000
DZ Bank AG (NY) 4.770%, 04/03/23	1,000,000	1,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000
Svenska (NY) 4.770%, 04/03/23	2,000,000	2,000,000

		8,000,000

Mutual Funds—1.8%
Allspring Government Money Market Fund, Select Class 4.690% (f)	2,000,000	2,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (f)	1,200,000	1,200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (f)	1,200,000	1,200,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (f)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (f)	3,000,000	3,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (f)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (f)	5,000,000	5,000,000

		16,400,000

Total Securities Lending Reinvestments (Cost $42,668,835)		42,668,836

Total Investments—104.9% (Cost $985,524,356)		942,478,362
Other assets and liabilities (net)—(4.9)%		(43,718,321)

Net Assets—100.0%		$898,760,041

BHFTI-97

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $51,290,823 and the collateral received consisted of cash in the amount of $42,668,836 and non-cash collateral with a value of $11,008,159. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Ten Largest Industries as of March 31, 2023 (Unaudited)	% of Net Assets
Semiconductors & Semiconductor Equipment	12.0
Banks	8.9
Broadline Retail	7.3
Interactive Media & Services	6.3
Insurance	5.7
Technology Hardware, Storage & Peripherals	5.4
Beverages	5.2
Financial Services	3.6
Chemicals	2.9
Capital Markets	2.8

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	04/12/19-10/13/21	1,645,424	$5,699,395	$0

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund

BHFTI-98

Brighthouse Funds Trust I

Brighthouse/abrdn Emerging Markets Equity Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$—	$7,165,588	$—	$7,165,588
Brazil	19,577,519	31,348,028	—	50,925,547
Chile	4,422,796	—	—	4,422,796
China	—	273,933,859	—	273,933,859
France	—	17,027,193	—	17,027,193
Hong Kong	—	31,757,999	—	31,757,999
India	—	129,115,785	—	129,115,785
Indonesia	—	34,412,910	—	34,412,910
Mexico	53,825,314	—	—	53,825,314
Netherlands	—	19,688,672	—	19,688,672
Peru	4,504,173	—	—	4,504,173
Russia	—	—	0	0
South Africa	—	18,511,470	—	18,511,470
South Korea	—	40,077,095	—	40,077,095
Taiwan	—	101,719,296	—	101,719,296
Thailand	10,361,310	—	—	10,361,310
United Arab Emirates	11,063,272	—	—	11,063,272
United States	6,394,586	—	—	6,394,586
Total Common Stocks	110,148,970	704,757,895	0	814,906,865
Total Preferred Stock*	—	48,708,151	—	48,708,151
Total Mutual Funds*	21,321,446	—	—	21,321,446
Total Short-Term Investment*	—	14,873,064	—	14,873,064
Securities Lending Reinvestments
Repurchase Agreements	—	18,268,836	—	18,268,836
Time Deposits	—	8,000,000	—	8,000,000
Mutual Funds	16,400,000	—	—	16,400,000
Total Securities Lending Reinvestments	16,400,000	26,268,836	—	42,668,836
Total Investments	$147,870,416	$794,607,946	$0	$942,478,362

Collateral for Securities Loaned (Liability)	$—	$(42,668,836)	$—	$(42,668,836)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTI-99

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—92.3% of Net Assets

Security Description	Shares	Value

Belgium—1.9%
UCB S.A.	204,228	$18,262,055

Canada—2.0%
Canadian Pacific Railway, Ltd. (a)	178,700	13,760,495
Kinaxis, Inc. (b)	33,700	4,626,986

		18,387,481

China—9.3%
Alibaba Group Holding, Ltd. (ADR) (b)	359,673	36,751,387
ANTA Sports Products, Ltd.	837,200	12,178,547
China Tourism Group Duty Free Corp., Ltd. - Class A	447,296	12,011,171
Tencent Holdings, Ltd. (a)	87,900	4,295,088
Tencent Holdings, Ltd. (ADR) (a)	138,283	6,760,656
Wuliangye Yibin Co., Ltd. - Class A	535,388	15,308,181

		87,305,030

Denmark—6.5%
Ascendis Pharma A/S (ADR) (b)	121,291	13,004,821
Carlsberg A/S - Class B	110,575	17,097,125
Danske Bank A/S (b)	135,503	2,725,266
Novo Nordisk A/S (ADR)	35,388	5,631,646
Novo Nordisk A/S - Class B	142,415	22,600,206

		61,059,064

France—10.8%
Air Liquide S.A.	211,595	35,448,382
Airbus SE	103,488	13,863,902
BNP Paribas S.A.	291,359	17,426,105
LVMH Moet Hennessy Louis Vuitton SE	23,992	21,987,654
Pernod Ricard S.A.	32,524	7,369,281
Safran S.A.	36,998	5,494,414

		101,589,738

Germany—11.3%
Allianz SE	97,683	22,549,343
Deutsche Boerse AG	213,208	41,494,858
Deutsche Telekom AG	1,748,125	42,341,164

		106,385,365

Hong Kong—1.6%
AIA Group, Ltd.	958,200	10,068,172
Galaxy Entertainment Group, Ltd. (b)	810,000	5,384,576

		15,452,748

Ireland—1.0%
ICON plc (b)	45,280	9,671,355

Italy—0.7%
Intesa Sanpaolo S.p.A.	2,689,742	6,922,421

Japan—3.8%
Daiichi Sankyo Co., Ltd.	971,100	35,441,912

Macau—0.6%
Sands China, Ltd. (b)	1,458,800	$5,091,583

Netherlands—5.6%
Adyen NV (b)	3,373	5,348,285
Argenx SE (ADR) (b)	60,460	22,526,187
ING Groep NV	842,600	10,024,475
Shell plc	526,002	15,062,430

		52,961,377

Russia—0.0%
MMC Norilsk Nickel PJSC (ADR) (b) (c) (d)	680,186	0
Sberbank of Russia PJSC † (b) (c) (d)	5,306,492	0

		0

Singapore—2.3%
DBS Group Holdings, Ltd.	429,929	10,684,687
United Overseas Bank, Ltd.	484,142	10,863,441

		21,548,128

Spain—1.2%
Ferrovial S.A.	369,691	10,875,201

Switzerland—12.2%
Alcon, Inc.	235,961	16,741,752
Barry Callebaut AG	1,897	4,027,445
Cie Financiere Richemont S.A. - Class A	128,548	20,606,357
Medacta Group S.A.	51,434	5,592,375
Nestle S.A.	320,363	39,108,893
UBS Group AG	1,389,104	29,332,537

		115,409,359

Taiwan—0.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	500,000	8,857,936

United Kingdom—7.8%
AstraZeneca plc	72,169	10,017,062
AstraZeneca plc (ADR)	154,436	10,719,403
BAE Systems plc	933,469	11,316,451
Barclays plc	5,595,191	10,102,233
Diageo plc	454,246	20,273,173
Unilever plc	217,720	11,279,600

		73,707,922

United States—12.8%
Amazon.com, Inc. (b)	224,942	23,234,259
Aon plc - Class A	88,859	28,016,354
Linde plc	126,683	45,028,206
Schlumberger, Ltd.	504,008	24,746,793

		121,025,612

Total Common Stocks (Cost $800,675,870)		869,954,287

BHFTI-100

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Equity-Linked Security—2.4%

Security Description	Shares/ Principal Amount*	Value

United Kingdom—2.4%
Ryanair Holdings plc (HSBC Bank plc), Expires 10/31/23 (b) (e) (Cost $15,948,044)	1,426,745	$23,023,895

Preferred Stock—1.2%

Germany—1.2%
Dr. Ing HC F Porsche AG (b) (Cost $7,433,521)	90,803	11,621,381

Short-Term Investment—5.0%

Repurchase Agreement—5.0%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $47,059,153; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $47,992,024.	47,050,919	47,050,919

Total Short-Term Investments (Cost $47,050,919)		47,050,919

Securities Lending Reinvestments (f)—2.2%

Repurchase Agreements—1.0%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $600,242; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $614,150.	600,000	600,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $4,614,242; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $4,704,645.	4,612,397	4,612,397
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $1,000,399; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $1,020,407.	1,000,000	1,000,000
ING Financial Markets LLC Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $1,077,609; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 07/13/23 - 05/15/42, and an aggregate market value of $1,098,722.	1,077,178	1,077,178
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $250,100; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $256,120.	250,000	250,000

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $600,413; collateralized by various Common Stock with an aggregate market value of $666,942.	600,000	600,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $300,124; collateralized by various Common Stock with an aggregate market value of $333,564.	300,000	300,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $1,000,409; collateralized by various Common Stock with an aggregate market value of $1,111,624.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $25,901; collateralized by various Common Stock with an aggregate market value of $28,804.	25,866	25,866

		9,465,441

Mutual Funds—1.2%
Allspring Government Money Market Fund, Select Class 4.690% (g)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (g)	1,500,000	1,500,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (g)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.760% (g)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (g)	1,000,000	1,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (g)	1,000,000	1,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (g)	1,500,000	1,500,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (g)	1,000,000	1,000,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 4.700% (g)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (g)	1,500,000	1,500,000

		11,500,000

Total Securities Lending Reinvestments (Cost $20,965,441)		20,965,441

Total Investments—103.1% (Cost $892,073,795)		972,615,923
Other assets and liabilities (net)—(3.1)%		(29,695,561)

Net Assets—100.0%		$942,920,362

*	Principal amount stated in U.S. dollars unless otherwise noted.

BHFTI-101

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $20,193,296 and the collateral received consisted of cash in the amount of $20,965,441. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Ten Largest Industries as of March 31, 2023 (Unaudited)	% of Net Assets
Pharmaceuticals	10.9
Banks	9.7
Chemicals	8.5
Capital Markets	7.5
Insurance	6.4
Beverages	6.4
Broadline Retail	6.4
Textiles, Apparel & Luxury Goods	5.8
Food Products	4.6
Diversified Telecommunication Services	4.5

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	09/16/21-02/11/22	5,306,492	$22,350,736	$0

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-102

Brighthouse Funds Trust I

Brighthouse/Artisan International Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Belgium	$—	$18,262,055	$—	$18,262,055
Canada	18,387,481	—	—	18,387,481
China	43,512,043	43,792,987	—	87,305,030
Denmark	18,636,467	42,422,597	—	61,059,064
France	—	101,589,738	—	101,589,738
Germany	—	106,385,365	—	106,385,365
Hong Kong	—	15,452,748	—	15,452,748
Ireland	9,671,355	—	—	9,671,355
Italy	—	6,922,421	—	6,922,421
Japan	—	35,441,912	—	35,441,912
Macau	—	5,091,583	—	5,091,583
Netherlands	22,526,187	30,435,190	—	52,961,377
Russia	—	—	0	0
Singapore	—	21,548,128	—	21,548,128
Spain	—	10,875,201	—	10,875,201
Switzerland	—	115,409,359	—	115,409,359
Taiwan	—	8,857,936	—	8,857,936
United Kingdom	10,719,403	62,988,519	—	73,707,922
United States	121,025,612	—	—	121,025,612
Total Common Stocks	244,478,548	625,475,739	0	869,954,287
Total Warrants*	—	23,023,895	—	23,023,895
Total Preferred Stock*	—	11,621,381	—	11,621,381
Total Short-Term Investment*	—	47,050,919	—	47,050,919
Securities Lending Reinvestments
Repurchase Agreements	—	9,465,441	—	9,465,441
Mutual Funds	11,500,000	—	—	11,500,000
Total Securities Lending Reinvestments	11,500,000	9,465,441	—	20,965,441
Total Investments	$255,978,548	$716,637,375	$0	$972,615,923

Collateral for Securities Loaned (Liability)	$—	$(20,965,441)	$—	$(20,965,441)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTI-103

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (a)—92.0% of Net Assets

Security Description	Principal Amount*	Value

Aerospace/Defense—1.8%
Dynasty Acquisition Co., Inc.
Term Loan B1, 8.407%, 1M TSFR + 3.500%, 04/06/26	2,211,031	$2,167,817
Term Loan B2, 8.407%, 1M TSFR + 3.500%, 04/06/26	1,188,820	1,165,585
TransDigm, Inc. 2022 Term Loan H, 8.148%, 3M TSFR + 3.250%, 02/22/27	1,621,485	1,625,134
Term Loan I, 8.148%, 3M TSFR + 3.250%, 08/24/28	4,098,276	4,092,870
WP CPP Holdings LLC
Term Loan, 8.580%, 3M LIBOR + 3.750%, 04/30/25	2,565,615	2,349,462

		11,400,868

Agriculture—0.1%
Alltech, Inc.
Term Loan B, 8.840%, 1M LIBOR + 4.000%, 10/13/28	518,438	503,749

Airlines—0.3%
American Airlines, Inc.
Term Loan, 9.558%, 3M LIBOR + 4.750%, 04/20/28	1,000,000	1,016,528
Mileage Plus Holdings LLC
Term Loan B, 10.213%, 3M LIBOR + 5.250%, 06/21/27	616,250	640,857

		1,657,385

Apparel—0.2%
Hanesbrands, Inc.
Term Loan B, 8.626%, 3M TSFR + 3.750%, 03/08/30	1,500,000	1,496,250

Auto Manufacturers—0.1%
American Trailer World Corp.
Term Loan B, 8.657%, 1M TSFR + 3.750%, 03/03/28	709,809	618,244

Auto Parts & Equipment—1.5%
Adient U.S. LLC
Term Loan B, 8.090%, 1M LIBOR + 3.250%, 04/10/28	569,250	569,250
Autokiniton U.S. Holdings, Inc.
Term Loan B, 9.422%, 1M TSFR + 4.500%, 04/06/28	2,218,106	2,158,771
Clarios Global L.P.
USD Term Loan B, 8.109%, 1M LIBOR + 3.250%, 04/30/26	3,528,743	3,517,716
DexKo Global, Inc. 2021 USD Term Loan B, 8.909%, 3M LIBOR + 3.750%, 10/04/28	891,000	836,744
2022 USD Term Loan, 11.398%, 3M TSFR + 6.500%, 10/04/28	925,000	860,250
Garrett LX I S.a r.l.
USD Term Loan B, 8.080%, 3M LIBOR + 3.250%, 04/30/28	664,876	659,889
Truck Hero, Inc.
Term Loan B, 8.590%, 1M LIBOR + 3.750%, 01/31/28	579,272	517,880

		9,120,500

Banks—0.3%
Walker & Dunlop, Inc. 2022 Incremental Term Loan B, 7.907%, 1M TSFR + 3.000%, 12/16/28 (b)	775,000	767,250
Term Loan, 7.157%, 1M TSFR + 2.250%, 12/16/28	1,185,000	1,164,263

		1,931,513

Beverages—0.3%
Arterra Wines Canada, Inc.
Term Loan, 8.659%, 3M LIBOR + 3.500%, 11/24/27	904,188	888,741
City Brewing Co. LLC
Term Loan, 8.330%, 3M LIBOR + 3.500%, 04/05/28	664,256	281,202
Triton Water Holdings, Inc.
Term Loan, 8.659%, 3M LIBOR + 3.500%, 03/31/28	778,521	703,199

		1,873,142

Building Materials—2.4%
ACProducts, Inc.
Term Loan B, 9.393%, 3M LIBOR + 4.250%, 05/17/28	2,827,150	2,259,953
Chamberlain Group, Inc.
Term Loan B, 8.090%, 1M LIBOR + 3.250%, 11/03/28	1,703,438	1,639,559
Cornerstone Building Brands, Inc.
Term Loan B, 7.934%, 1M LIBOR + 3.250%, 04/12/28	784,000	695,800
CPG International, Inc.
Term Loan B, 7.407%, 1M TSFR + 2.500%, 04/28/29	970,125	962,243
Icebox Holdco III, Inc. 1st Lien Term Loan, 8.659%, 3M LIBOR + 3.500%, 12/22/28	916,543	875,298
MI Windows & Doors LLC
Term Loan, 8.407%, 1M TSFR + 3.500%, 12/18/27	259,367	258,610
Oscar Acquisition Co LLC
Term Loan B, 9.398%, 3M TSFR + 4.500%, 04/29/29	945,250	913,643
Quikrete Holdings, Inc. 1st Lien Term Loan, 7.465%, 1M LIBOR + 2.625%, 02/01/27	4,170,934	4,107,069
Term Loan B1, 7.840%, 1M LIBOR + 3.000%, 03/18/29	2,277,000	2,254,799
Standard Industries, Inc.
Term Loan B, 7.116%, 1M LIBOR + 2.250%, 09/22/28	1,208,419	1,204,643

		15,171,617

Chemicals—4.7%
Aruba Investments, Inc.
USD Term Loan, 8.590%, 1M LIBOR + 3.750%, 11/24/27	661,551	651,627
Axalta Coating Systems Dutch Holding B B.V. 2022 USD Term Loan B, 7.898%, 3M TSFR + 3.000%, 12/20/29	1,491,875	1,496,351
CPC Acquisition Corp.
Term Loan, 8.910%, 3M LIBOR + 3.750%, 12/29/27	608,550	467,823
Flint Group GmbH
Term Loan C, 0.750%, PIK + 0.750%, 09/21/23 (c)	91,439	62,864
Flint Group U.S. LLC
USD 1st Lien Term Loan B2, 9.066%, 3M LIBOR + 4.250%, 09/21/23 (c)	553,129	380,277
INEOS Enterprises Holdings U.S. Finco LLC
USD Term Loan B, 8.491%, 3M TSFR + 3.500%, 08/28/26	178,443	176,882
INEOS Quattro Holdings U.K. Ltd. 2023 USD Term Loan, 8.657%, 1M TSFR + 3.750%, 03/14/30	450,000	448,313
INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 7.590%, 1M LIBOR + 2.750%, 01/29/26	2,259,750	2,240,682
INEOS U.S. Finance LLC 2022 USD Term Loan B, 8.657%, 1M TSFR + 3.750%, 11/08/27	2,976,563	2,975,074
USD Term Loan B, 7.306%, 1M TSFR + 2.500%, 11/08/28	666,567	656,985
USD Term Loan B, 8.407%, 3M TSFR + 3.500%, 02/10/30	1,325,000	1,317,962

BHFTI-104

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Chemicals—(Continued)
Kraton Corp.
USD Term Loan, 8.544%, 3M TSFR + 3.250%, 03/15/29	495,000	$493,685
Lonza Group AG USD Term Loan B, 9.159%, 3M LIBOR + 4.000%, 07/03/28	1,795,882	1,671,666
LSF11 Skyscraper Holdco S.a r.l. 2021 USD Term Loan B3, 8.340%, 1M LIBOR + 3.500%, 09/29/27	1,935,844	1,934,634
Messer Industries GmbH
USD Term Loan, 7.660%, 3M LIBOR + 2.500%, 03/02/26	1,424,994	1,423,780
Olympus Water U.S. Holding Corp.
Incremental Term Loan, 9.498%, 3M TSFR + 4.500%, 11/09/28	396,000	380,408
USD Term Loan B, 8.938%, 3M LIBOR + 3.750%, 11/09/28	2,493,687	2,365,885
PMHC II, Inc.
Term Loan B, 9.076%, 3M TSFR + 4.250%, 04/23/29	1,745,614	1,549,233
PQ Corp.
Term Loan B, 7.325%, 3M LIBOR + 2.500%, 06/09/28	2,269,575	2,253,972
SCUR-Alpha 1503 GmbH
Term Loan B1, 03/31/28 (b)	525,000	472,500
Starfruit Finco B.V. 2018 USD Term Loan B, 7.526%, 3M TSFR + 2.750%, 10/01/25	1,800,424	1,789,654
2023 Term Loan, 04/03/28 (b)	675,000	674,156
Trinseo Materials Operating S.C.A.
Term Loan B2, 7.340%, 1M LIBOR + 2.500%, 05/03/28	884,250	800,799
Tronox Finance LLC
Incremental Term Loan, 8.148%, 3M TSFR + 3.250%, 04/04/29	272,250	269,698
Term Loan B, 7.090%, 1M LIBOR + 2.250%, 03/10/28	1,353,000	1,325,940
W.R. Grace & Co.
Term Loan B, 8.938%, 3M LIBOR + 3.750%, 09/22/28	1,234,375	1,227,946

		29,508,796

Coal—0.1%
American Consolidated Natural Resources, Inc.
Exit Term Loan, 17.822%, 3M LIBOR + 13.000%, 09/16/25 (c)	36,901	37,085
Oxbow Carbon LLC
Term Loan B, 9.393%, 3M LIBOR + 4.250%, 10/17/25	284,375	284,494

		321,579

Commercial Services—8.7%
AEA International Holdings (Luxembourg) S.a.r.l.
Term Loan B, 8.938%, 3M LIBOR + 3.750%, 09/07/28	3,110,625	3,098,960
Albion Financing 3 S.a.r.l.
USD Add on Term Loan B, 10.347%, 3M TSFR + 5.500%, 08/17/26	300,000	294,000
USD Term Loan, 10.065%, 3M LIBOR + 5.250%, 08/17/26	2,197,188	2,134,018
Allied Universal Holdco LLC
USD Incremental Term Loan B, 8.657%, 1M TSFR + 3.750%, 05/12/28	2,796,477	2,658,401
Amentum Government Services Holdings LLC
Term Loan, 8.764%, 3M TSFR + 4.000%, 02/15/29	818,813	802,948
American Residential Services LLC
Term Loan B, 8.659%, 3M LIBOR + 3.500%, 10/15/27	537,625	532,249

Commercial Services—(Continued)
APFS Staffing Holdings, Inc.
Term Loan, 8.891%, 3M TSFR + 4.000%, 12/29/28	297,000	294,030
APi Group DE, Inc.
Incremental Term Loan B, 7.609%, 1M LIBOR + 2.750%, 01/03/29	805,887	804,678
Term Loan B, 7.359%, 1M LIBOR + 2.500%, 10/01/26	1,112,883	1,111,318
Belron Finance U.S. LLC
USD Term Loan B, 7.300%, 3M LIBOR + 2.425%, 04/13/28	857,500	857,500
CCRR Parent, Inc.
Term Loan B, 8.600%, 1M LIBOR + 3.750%, 03/06/28	1,013,597	993,325
CHG Healthcare Services, Inc.
Term Loan, 8.109%, 1M LIBOR + 3.250%, 09/29/28	1,182,000	1,171,565
CoreLogic, Inc.
Term Loan, 8.375%, 1M LIBOR + 3.500%, 06/02/28	2,891,068	2,473,670
Corporation Service Co.
Term Loan B, 8.056%, 1M TSFR+ 3.250%, 11/02/29	359,063	358,838
EAB Global, Inc.
Term Loan, 8.340%, 1M LIBOR + 3.500%, 08/16/28	2,256,537	2,206,329
Electro Rent Corp. 2022 Term Loan, 10.271%, 3M TSFR + 5.500%, 11/01/24	1,874,871	1,844,404
Employbridge Holding Co. 2021 Term Loan B, 9.497%, 3M LIBOR + 4.750%, 07/19/28	1,600,625	1,337,522
Ensemble RCM LLC
Term Loan, 8.526%, 3M TSFR + 3.750%, 08/03/26	2,217,668	2,218,360
Foundational Education Group, Inc. 1st Lien Term Loan, 8.910%, 3M TSFR + 3.750%, 08/31/28	592,500	536,213
Garda World Security Corp.
Term Loan B, 9.009%, 1M TSFR + 4.250%, 02/01/29	500,000	486,667
Term Loan B, 9.109%, 1M TSFR + 4.250%, 10/30/26	1,803,894	1,791,868
Hertz Corp. (The)
Term Loan B, 8.100%, 1M LIBOR + 3.250%, 06/30/28	1,908,378	1,900,426
Term Loan C, 8.090%, 1M LIBOR + 3.250%, 06/30/28	366,062	364,537
KUEHG Corp.
Incremental Term Loan, 8.909%, 3M LIBOR + 3.750%, 02/21/25	3,357,566	3,305,803
Monitronics International, Inc.
Takeback Term Loan, 12.325%, 3M LIBOR + 7.500%, 03/29/24	1,262,326	530,177
NAB Holdings LLC
Term Loan, 8.048%, 3M TSFR + 3.000%, 11/23/28	3,497,880	3,446,503
Neptune Bidco U.S., Inc.
USD Term Loan B, 9.735%, 3M TSFR + 5.000%, 04/11/29	1,900,000	1,691,000
PECF USS Intermediate Holding III Corp.
Term Loan B, 9.090%, 1M LIBOR + 4.250%, 12/15/28	691,250	584,970
Prime Security Services Borrower LLC
Term Loan, 7.517%, 3M LIBOR + 2.750%, 09/23/26	2,261,245	2,256,865
Sabre GLBL, Inc.
Term Loan B1, 8.340%, 1M LIBOR + 3.500%, 12/17/27	303,000	257,929
Term Loan B2, 8.340%, 1M LIBOR + 3.500%, 12/17/27	483,000	411,154
Sotheby’s
Term Loan B, 9.330%, 3M LIBOR + 4.500%, 01/15/27	372,711	372,245
Spin Holdco, Inc.
Term Loan, 8.986%, 3M LIBOR + 4.000%, 03/04/28	3,969,000	3,351,324
Trans Union LLC
Term Loan B5, 6.590%, 1M LIBOR + 1.750%, 11/16/26	1,982,464	1,970,428
Term Loan B6, 7.090%, 1M LIBOR + 2.250%, 12/01/28	2,708,858	2,696,372

BHFTI-105

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Commercial Services—(Continued)
TruGreen L.P.
Term Loan, 8.840%, 1M LIBOR + 4.000%, 11/02/27	537,625	$497,527
TTF Holdings LLC
Term Loan, 8.875%, 1M LIBOR + 4.000%, 03/31/28	539,106	538,432
Vaco Holdings LLC
Term Loan, 10.048%, 3M TSFR + 5.000%, 01/21/29	296,250	293,041
Verscend Holding Corp.
Term Loan B, 8.840%, 1M LIBOR + 4.000%, 08/27/25	2,028,068	2,028,829
Wex, Inc.
Term Loan, 7.090%, 1M LIBOR + 2.250%, 03/31/28	441,000	439,002

		54,943,427

Computers—3.2%
Imprivata, Inc.
Incremental Term Loan, 9.057%, 1M TSFR + 4.250%, 12/01/27	248,125	244,015
Term Loan, 8.590%, 1M TSFR + 4.250%, 12/01/27	1,053,500	1,031,113
Magenta Buyer LLC
USD 1st Lien Term Loan, 9.580%, 3M LIBOR + 4.750%, 07/27/28	3,993,125	3,294,328
USD 2nd Lien Term Loan, 13.080%, 3M LIBOR + 8.250%, 07/27/29	1,075,000	813,417
McAfee LLC
USD Term Loan B, 8.515%, 1M TSFR + 3.750%, 03/01/29	3,027,125	2,861,895
NCR Corp.
Term Loan, 7.330%, 3M LIBOR + 2.500%, 08/28/26	1,366,843	1,350,896
Panther Commercial Holdings L.P.
Term Loan, 9.075%, 3M LIBOR + 4.250%, 01/07/28	1,894,575	1,769,060
Redstone Holdco 2 L.P.
Term Loan, 9.568%, 3M LIBOR + 4.750%, 04/27/28	2,364,000	1,877,163
SITEL Worldwide Corp.
USD Term Loan, 8.600%, 1M LIBOR + 3.750%, 08/28/28	1,994,625	1,974,264
Tempo Acquisition LLC
Term Loan B, 7.807%, 1M TSFR + 3.000%, 08/31/28	1,532,754	1,532,946
Verifone Systems, Inc. 1st Lien Term Loan, 8.958%, 3M LIBOR + 4.000%, 08/20/25	2,734,157	2,365,729
Vision Solutions, Inc.
Incremental Term Loan, 8.818%, 3M LIBOR + 4.000%, 04/24/28	1,355,548	1,200,507

		20,315,333

Cosmetics/Personal Care—0.7%
Conair Holdings LLC
Term Loan B, 8.909%, 3M LIBOR + 3.750%, 05/17/28	1,576,000	1,398,700
Journey Personal Care Corp.
Term Loan B, 9.409%, 3M LIBOR + 4.250%, 03/01/28	1,553,656	1,210,638
Sunshine Luxembourg ViII S.a.r.l
Term Loan B3, 8.909%, 3M LIBOR + 3.750%, 10/01/26	1,911,000	1,895,131

		4,504,469

Distribution/Wholesale—0.5%
Core & Main L.P.
Term Loan B, 7.608%, 6M LIBOR + 2.500%, 07/27/28	1,428,250	1,419,324

Distribution/Wholesale—(Continued)
Gloves Buyer, Inc.
Term Loan, 8.840%, 1M LIBOR + 4.000%, 12/29/27	1,662,549	1,537,858

		2,957,182

Diversified Financial Services—4.6%
Advisor Group, Inc.
Term Loan, 9.340%, 1M LIBOR + 4.500%, 07/31/26	1,452,462	1,433,788
Aretec Group, Inc.
Incremental Term Loan, 03/08/30 (b)	800,000	789,500
Term Loan, 9.157%, 1M TSFR + 4.250%, 10/01/25	3,579,076	3,563,976
Astra Acquisition Corp. 1st Lien Term Loan, 10.090%, 1M LIBOR + 5.250%, 10/25/28	1,187,371	1,024,107
Avolon TLB Borrower 1 (U.S.) LLC
Term Loan B5, 7.011%, 1M LIBOR + 2.250%, 12/01/27	1,661,750	1,665,489
Deerfield Dakota Holding LLC
USD Term Loan B, 8.557%, 1M TSFR + 3.750%, 04/09/27	1,847,750	1,793,857
Ditech Holding Corp.
Term Loan, 06/30/23 (g)	1,824,660	200,713
Edelman Financial Engines Center LLC (The)
Term Loan B, 8.590%, 1M LIBOR + 3.750%, 04/07/28	1,719,375	1,661,704
Fiserv Investment Solutions, Inc.
Term Loan B, 8.756%, 1M LIBOR + 4.000%, 02/18/27	486,250	466,800
Focus Financial Partners LLC 2022 Term Loan B5, 8.057%, 1M TSFR + 3.250%, 06/30/28	348,250	345,638
Term Loan B4, 7.307%, 1M TSFR + 2.500%, 06/30/28	1,007,536	993,502
Franklin Square Holdings L.P.
Term Loan B, 7.125%, 1M LIBOR + 2.250%, 08/01/25	477,498	476,304
Guggenheim Partners LLC 2022 Term Loan B, 8.148%, 3M TSFR + 3.250%, 12/12/29	5,001,440	4,986,591
HighTower Holdings LLC
Term Loan B, 8.815%, 3M LIBOR + 4.000%, 04/21/28	2,493,671	2,362,753
Hudson River Trading LLC
Term Loan, 7.922%, 1M TSFR + 3.000%, 03/20/28	2,305,407	2,167,082
LHS Borrower LLC 2022 Term Loan B, 9.657%, 1M TSFR + 4.750%, 02/16/29	1,512,710	1,229,077
LPL Holdings, Inc.
Term Loan B1, 6.412%, 1M LIBOR + 1.750%, 11/12/26	1,257,750	1,257,121
NFP Corp.
Term Loan, 8.090%, 1M LIBOR + 3.250%, 02/15/27	1,101,738	1,077,178
Victory Capital Holdings, Inc.
Incremental Term Loan B, 6.954%, 3M TSFR + 2.250%, 12/29/28	482,673	479,355
Term Loan B, 6.954%, 3M TSFR + 2.250%, 07/01/26	768,058	762,897

		28,737,432

Electric—0.5%
Calpine Construction Finance Co. L.P.
Term Loan B, 6.859%, 1M LIBOR + 2.000%, 01/15/25	1,195,575	1,195,855
Calpine Corp.
Term Loan B5, 7.359%, 1M LIBOR + 2.500%, 12/16/27	1,988,881	1,982,803

		3,178,658

Electrical Components & Equipment—0.3%
Creation Technologies, Inc.
Term Loan, 10.282%, 3M LIBOR + 5.500%, 10/05/28	1,091,750	949,823

BHFTI-106

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Electrical Components & Equipment—(Continued)
Energizer Holdings, Inc.
Term Loan, 7.116%, 1M TSFR + 2.250%, 12/22/27	870,237	$865,341

		1,815,164

Electronics—0.4%
II-VI, Inc.
Term Loan B, 7.590%, 1M LIBOR + 2.750%, 07/02/29	1,075,179	1,067,115
Mirion Technologies, Inc.
Term Loan, 7.960%, 6M LIBOR + 2.750%, 10/20/28	650,533	647,687
Roper Industrial Products Investment Co. LLC
USD Term Loan, 9.398%, 3M TSFR + 4.500%, 11/22/29	625,000	621,250

		2,336,052

Engineering & Construction—0.6%
Aegion Corp.
Term Loan, 9.590%, 1M LIBOR + 4.750%, 05/17/28	467,874	458,224
Brown Group Holding LLC 2022 Incremental Term Loan B2, 8.559%, 1M TSFR + 3.750%, 07/02/29	248,750	249,217
Term Loan B, 7.359%, 1M LIBOR + 2.500%, 06/07/28	1,326,260	1,315,982
Centuri Group, Inc.
Term Loan B, 7.359%, 1M LIBOR + 2.500%, 08/27/28	810,142	805,079
KKR Apple Bidco LLC
Term Loan, 7.602%, 1M LIBOR + 2.750%, 09/23/28	172,813	171,327
Rockwood Service Corp.
Term Loan, 9.090%, 1M LIBOR + 4.000%, 01/23/27	524,716	523,568

		3,523,397

Entertainment—1.9%
AMC Entertainment Holdings, Inc.
Term Loan B, 7.684%, 1M LIBOR + 3.000%, 04/22/26	1,560,000	1,132,626
Bally’s Corp.
Term Loan B, 7.959%, 1M LIBOR + 3.250%, 10/02/28	1,255,883	1,202,822
Crown Finance U.S., Inc.
2022 DIP Term Loan, 14.674%, 1M TSFR + 10.000%, 09/07/23	1,440,022	1,464,621
Incremental Term Loan, 09/30/26 (g)	1,267,476	197,726
Great Canadian Gaming Corp.
Term Loan, 8.947%, 3M LIBOR + 4.000%, 11/01/26	570,688	567,477
SeaWorld Parks & Entertainment, Inc.
Term Loan B, 7.852%, 1M LIBOR + 3.000%, 08/25/28	985,000	982,538
SMG U.S. Midco 2, Inc.
Term Loan, 7.325%, 3M LIBOR + 2.500%, 01/23/25	213,878	212,341
Stars Group Holdings B.V. (The) 2022 USD Term Loan B, 8.410%, 3M TSFR + 3.250%, 07/22/28	1,492,500	1,496,710
USD Incremental Term Loan, 7.409%, 3M LIBOR + 2.250%, 07/21/26	2,388,625	2,390,118
UFC Holdings LLC
Term Loan B, 7.570%, 3M LIBOR + 2.750%, 04/29/26	2,028,956	2,019,375

		11,666,354

Environmental Control—1.6%
Covanta Holding Corp.
Term Loan B, 7.306%, 1M TSFR + 2.500%, 11/30/28	437,480	435,644
Term Loan C, 7.307%, 1M TSFR + 2.500%, 11/30/28	33,101	32,962
EnergySolutions LLC
Term Loan B, 8.909%, 3M LIBOR + 3.750%, 05/09/25	990,211	962,980
EWT Holdings III Corp.
Term Loan, 7.090%, 1M LIBOR + 2.250%, 04/01/28	955,506	954,312
Filtration Group Corp. 1st Lien Term Loan, 7.840%, 1M LIBOR + 3.000%, 03/29/25	699,602	698,728
GFL Environmental, Inc.
Term Loan, 7.907%, 1M TSFR + 3.000%, 05/28/27	1,322,664	1,324,317
Harsco Corp.
Term Loan, 7.172%, 1M TSFR + 2.250%, 03/10/28	393,000	378,385
Madison IAQ LLC
Term Loan, 8.302%, 6M LIBOR + 3.250%, 06/21/28	3,003,028	2,861,511
Northstar Group Services, Inc.
Term Loan, 10.186%, 3M TSFR + 5.550%, 11/12/26	496,875	491,285
Term Loan B, 10.422%, 1M LIBOR + 5.500%, 11/12/26	1,547,326	1,531,853
Robertshaw U.S. Holding Corp. 1st Lien Term Loan, 8.688%, 3M LIBOR + 3.500%, 02/28/25	1,048,589	604,687

		10,276,664

Food—1.2%
CHG PPC Parent LLC
Term Loan, 7.852%, 1M LIBOR + 3.000%, 12/08/28	519,750	515,202
Del Monte Foods, Inc.
Term Loan, 9.109%, 1M TSFR + 4.250%, 05/16/29	1,901,488	1,856,803
Froneri International, Ltd.
USD Term Loan, 7.409%, 3M LIBOR + 2.250%, 01/29/27	1,823,438	1,799,767
Monogram Food Solutions LLC
Term Loan B, 8.852%, 1M LIBOR + 4.000%, 08/28/28	592,500	571,762
Nomad Foods Europe Midco Ltd. 2022 Term Loan B, 8.225%, 3M TSFR + 3.750%, 11/12/29	1,296,551	1,298,172
Sovos Brands Intermediate, Inc.
Term Loan, 8.325%, 3M LIBOR + 3.500%, 06/08/28	538,828	529,904
U.S. Foods, Inc.
Term Loan B, 6.807%, 1M LIBOR + 2.000%, 09/13/26	1,226,708	1,222,639

		7,794,249

Food Service—0.3%
Aramark Services, Inc.
Term Loan B3, 6.590%, 1M LIBOR + 1.750%, 03/11/25	816,080	814,856
Term Loan B4, 6.590%, 1M LIBOR + 1.750%, 01/15/27	932,500	925,273

		1,740,129

Forest Products & Paper—0.2%
Asplundh Tree Expert LLC
Term Loan B, 6.590%, 1M LIBOR + 1.750%, 09/07/27	1,072,500	1,068,311

Hand/Machine Tools—0.4%
Alliance Laundry Systems LLC
Term Loan B, 8.306%, 3M LIBOR + 3.500%, 10/08/27	1,015,125	1,008,569
Apex Tool Group LLC
Term Loan, 10.093%, 1M TSFR + 5.250%, 02/08/29	1,663,064	1,472,505

		2,481,074

BHFTI-107

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Products—0.6%
Avantor Funding, Inc.
Term Loan B5, 7.090%, 1M LIBOR + 2.250%, 11/08/27	1,003,038	$1,003,587
CryoLife, Inc.
Term Loan B, 8.660%, 3M TSFR + 3.500%, 06/01/27	450,063	418,370
Curia Global, Inc.
Term Loan, 8.556%, 3M TSFR + 3.750%, 08/30/26	1,346,986	1,156,725
ICU Medical, Inc.
Term Loan B, 7.376%, 3M TSFR + 2.500%, 01/08/29	643,500	637,387
Sotera Health Holdings LLC
Term Loan, 7.575%, 3M LIBOR + 2.750%, 12/11/26	575,000	555,953

		3,772,022

Healthcare-Services—3.4%
BW NHHC Holdco, Inc. 2018 1st Lien Term Loan, 12.898%, 3M TSFR + 8.000%, 01/15/26	889,009	640,086
Cambrex Corp.
Term Loan, 8.407%, 1M TSFR + 3.500%, 12/04/26	265,010	262,624
Cano Health LLC
Term Loan, 8.907%, 1M TSFR + 4.000%, 11/23/27	2,808,302	2,120,268
Catalent Pharma Solutions, Inc.
Term Loan B3, 6.813%, 1M LIBOR + 2.000%, 02/22/28	820,566	815,182
Electron BidCo, Inc.
Term Loan, 7.840%, 1M LIBOR + 3.000%, 11/01/28	866,250	855,638
Envision Healthcare Corp.
First Out Term Loan, 12.923%, 3M TSFR + 7.875%, 03/31/27	474,965	415,594
Second Out Term Loan, 9.148%, 3M TSFR+ 4.250%, 03/31/27	3,352,518	930,324
Icon Luxembourg S.a.r.l.
Term Loan, 7.410%, 3M TSFR + 2.250%, 07/03/28	229,419	229,252
Loire Finco Luxembourg S.a.r.l.
Term Loan, 7.840%, 1M LIBOR + 3.000%, 04/21/27	291,852	282,367
MedAssets Software Intermediate Holdings, Inc. 2nd Lien Term Loan 2, 11.590%, 1M LIBOR + 6.750%, 12/17/29	775,000	476,625
Term Loan, 8.852%, 1M LIBOR + 4.000%, 12/18/28	1,212,750	1,136,953
Midwest Physician Administrative Services LLC
Term Loan, 8.409%, 3M LIBOR + 3.250%, 03/12/28	465,500	438,007
National Mentor Holdings, Inc.
Term Loan, 8.590%, 1M LIBOR + 3.750%, 03/02/28	2,111,135	1,629,796
Term Loan C, 8.748%, 3M TSFR + 3.750%, 03/02/28	59,767	46,140
Pacific Dental Services LLC
Term Loan, 8.279%, 1M LIBOR + 3.500%, 05/05/28	515,813	512,750
Pediatric Associates Holding Co. LLC
Delayed Draw Term Loan, 12/29/28 (d)	276,501	271,230
Term Loan B, 8.090%, 1M LIBOR + 3.250%, 12/29/28	1,817,826	1,783,175
Phoenix Guarantor, Inc.
Term Loan B, 8.090%, 1M LIBOR + 3.250%, 03/05/26	1,588,393	1,550,173
Term Loan B3, 8.340%, 1M LIBOR + 3.500%, 03/05/26	1,321,653	1,289,851
Radiology Partners, Inc. 1st Lien Term Loan B, 9.090%, 1M LIBOR + 4.250%, 07/09/25	428,497	347,440
Radnet Management, Inc.
Term Loan, 9.000%, 1M LIBOR + 3.000%, 04/21/28	1,056,188	1,051,699

Healthcare-Services—(Continued)
Select Medical Corp.
Term Loan B, 7.350%, 1M LIBOR + 2.500%, 03/06/25	2,457,947	2,452,827
Sound Inpatient Physicians 1st Lien Term Loan, 7.825%, 3M LIBOR + 3.000%, 06/27/25	404,813	320,308
Surgery Center Holdings, Inc.
Term Loan, 8.460%, 1M LIBOR + 3.750%, 08/31/26	1,236,556	1,230,865

		21,089,174

Holding Companies-Diversified—0.2%
Belfor Holdings Inc.
Term Loan B, 8.852%, 1M LIBOR + 4.000%, 04/06/26	1,515,744	1,514,797

Home Furnishings—0.7%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 8.648%, 1M TSFR + 3.750%, 07/31/28	2,240,606	2,162,185
Mattress Firm, Inc.
Term Loan B, 9.390%, 3M LIBOR + 4.250%, 09/25/28	2,254,970	2,115,444

		4,277,629

Household Durables—0.1%
Libbey Glass Inc. 2022 Term Loan, 8.711%, 3M TSFR + 8.500%, 11/22/27 (c)	536,556	501,680

Household Products/Wares—0.2%
Kronos Acquisition Holdings, Inc. 1st Lien Term Loan, 11.023%, 3M TSFR + 6.000%, 12/22/26	444,375	432,155
Term Loan B, 8.703%, 3M LIBOR + 3.750%, 12/22/26	1,151,500	1,109,758

		1,541,913

Housewares—0.1%
Solis IV B.V.
USD Term Loan B1, 8.373%, 3M TSFR + 3.500%, 02/26/29	896,739	810,876

Insurance—3.8%
Alliant Holdings Intermediate LLC
Term Loan B5, 8.347%, 1M TSFR + 4.250%, 11/05/27	1,273,658	1,261,519
AmWINS Group, Inc.
Incremental Term Loan B, 7.657%, 1M TSFR + 2.750%, 02/19/28	723,188	713,469
Term Loan B, 7.109%, 1M LIBOR + 2.250%, 02/19/28	3,861,165	3,821,214
AssuredPartners, Inc.
Term Loan B, 8.340%, 1M LIBOR + 3.500%, 02/12/27	1,565,760	1,553,020
Asurion LLC 2nd Lien Term Loan B3, 10.090%, 1M LIBOR + 5.250%, 01/31/28	1,160,000	972,588
Term Loan B10, 8.907%, 3M TSFR + 4.000%, 08/19/28	1,007,812	929,203
Term Loan B8, 8.090%, 1M LIBOR + 3.250%, 12/23/26	5,278,500	4,922,201
HUB International, Ltd.
Term Loan B, 8.159%, 3M LIBOR + 3.000%, 04/25/25	4,357,688	4,350,506
Ryan Specialty Group LLC
Term Loan, 7.907%, 1M TSFR + 3.000%, 09/01/27	1,633,125	1,633,806
Sedgwick Claims Management Services, Inc.
Term Loan B, 8.626%, 3M TSFR + 3.750%, 02/17/28	1,056,000	1,045,000
USI, Inc.
2022 Incremental Term Loan, 8.648%, 3M TSFR + 3.750%, 11/22/29	1,562,384	1,560,431

BHFTI-108

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
USI, Inc.
Incremental Term Loan B, 8.409%, 3M LIBOR + 3.250%, 12/02/26	1,185,232	$1,186,417

		23,949,374

Internet—3.4%
Adevinta ASA
USD Term Loan B, 7.909%, 3M LIBOR + 2.750%, 06/26/28	1,255,150	1,248,874
Buzz Finco LLC
Term Loan B, 7.157%, 1M LIBOR + 2.250%, 01/29/27	53,545	53,545
Term Loan B, 7.609%, 1M LIBOR + 2.750%, 01/29/27	485,000	482,575
CNT Holdings I Corp.
Term Loan, 8.125%, 3M TSFR + 3.500%, 11/08/27	637,000	627,127
Endure Digital, Inc.
Term Loan, 8.219%, 1M LIBOR + 3.500%, 02/10/28	4,046,952	3,773,783
Getty Images, Inc. 2019 USD Term Loan B, 9.376%, 3M TSFR + 4.500%, 02/19/26	1,805,462	1,806,966
Go Daddy Operating Co. LLC
Term Loan B4, 6.840%, 1M LIBOR + 2.000%, 08/10/27	1,045,438	1,043,968
Hoya Midco LLC
Term Loan, 7.926%, 1M TSFR + 3.250%, 02/03/29	512,944	509,096
Imperva, Inc. 1st Lien Term Loan, 8.859%, 3M LIBOR + 4.000%, 01/12/26	536,076	472,082
Magnite, Inc.
Term Loan, 9.840%, 1M LIBOR + 5.000%, 04/28/28	663,187	635,831
Match Group, Inc.
Term Loan B, 6.713%, 3M LIBOR + 1.750%, 02/13/27	675,000	672,047
MH Sub I LLC
Incremental Term Loan, 8.590%, 1M LIBOR + 3.750%, 09/13/24	418,544	412,490
NortonLifeLock, Inc. 2022 Term Loan B, 6.907%, 1M TSFR + 2.000%, 09/12/29	906,506	897,554
Olaplex, Inc
Term Loan, 8.392%, 3M TSFR+ 3.500%, 02/23/29	997,481	895,239
Proofpoint, Inc. 1st Lien Term Loan, 8.090%, 1M LIBOR + 3.250%, 08/31/28	2,616,875	2,563,310
Uber Technologies, Inc.
Term Loan B, 7.656%, 02/28/30	5,006,867	5,002,696

		21,097,183

Investment Companies—0.4%
EIG Management Co. LLC
Term Loan B, 8.581%, 1M LIBOR + 3.750%, 02/22/25	237,500	236,609
FinCo I LLC
Term Loan B, 7.340%, 1M LIBOR + 2.500%, 06/27/25	1,092,573	1,093,256
Mariner Wealth Advisors LLC
Term Loan B, 8.272%, 3M TSFR + 3.250%, 08/18/28	1,337,684	1,312,603

		2,642,468

Iron/Steel—0.1%
Phoenix Services International LLC
2022 DIP New Money Term Loan, 16.807%, 1M TSFR + 12.000%, 05/29/23	151,228	145,178

Iron/Steel—(Continued)
Phoenix Services International LLC
2022 DIP PIK Roll Up Term Loan, 16.806%, 1M TSFR + 12.000%, 05/29/23	314,997	303,185
Term Loan, 03/01/25 (g)	996,589	114,341

		562,704

Leisure Time—2.0%
Bombardier Recreational Products, Inc.
Term Loan, 6.859%, 1M LIBOR + 2.000%, 05/24/27	2,074,557	2,023,471
Carnival Corp.
Incremental Term Loan B, 8.081%, 1M LIBOR + 3.250%, 10/18/28	2,937,813	2,877,220
USD Term Loan B, 7.831%, 1M LIBOR + 3.000%, 06/30/25	1,607,565	1,589,881
City Football Group, Ltd.
Term Loan, 7.779%, 1M LIBOR + 3.000%, 07/21/28	1,431,875	1,379,970
ClubCorp Holdings, Inc.
Term Loan B, 7.893%, 1M LIBOR + 2.750%, 09/18/24	1,606,500	1,539,731
Fender Musical Instruments Corp.
Term Loan B, 8.843%, 1M TSFR + 4.000%, 12/01/28	345,898	315,632
Hayward Industries, Inc.
Term Loan, 7.340%, 1M LIBOR + 2.500%, 05/30/28	1,531,008	1,494,646
MajorDrive Holdings LLC
Term Loan B, 9.000%, 3M LIBOR + 4.000%, 06/01/28	1,112,793	1,058,545
SRAM LLC
Term Loan B, 7.590%, 1M LIBOR + 2.750%, 05/18/28	203,182	201,150

		12,480,246

Lodging—0.9%
Fertitta Entertainment LLC
Term Loan B, 8.807%, 1M TSFR + 4.000%, 01/27/29	1,940,426	1,914,351
Four Seasons Hotels Ltd. 2022 Term Loan B, 8.157%, 1M TSFR + 3.250%, 11/30/29	833,545	834,703
Hilton Grand Vacations Borrower LLC
Term Loan B, 7.840%, 1M LIBOR + 3.000%, 08/02/28	935,750	935,750
Playa Resorts Holding B.V. 2022 Term Loan B, 8.993%, 1M TSFR + 4.250%, 01/05/29	1,396,500	1,390,173
Wyndham Hotels & Resorts, Inc.
Term Loan B, 6.609%, 1M LIBOR + 1.750%, 05/30/25	858,000	858,089

		5,933,066

Machinery-Construction & Mining—0.6%
Brookfield WEC Holdings, Inc.
Term Loan, 7.609%, 1M LIBOR + 2.750%, 08/01/25	3,932,397	3,918,468

Machinery-Diversified—1.6%
Ali Group North America Corp.
Term Loan B, 6.806%, 1M TSFR + 2.000%, 07/30/29	1,483,500	1,464,493
Clark Equipment Co.
Term Loan B, 7.498%, 3M TSFR + 2.500%, 04/20/29	816,750	817,005
CPM Holdings, Inc. 1st Lien Term Loan, 8.162%, 1M LIBOR + 3.500%, 11/17/25	1,752,799	1,750,608
DXP Enterprises, Inc.
Term Loan, 10.165%, 3M LIBOR + 5.250%, 12/23/27	811,226	797,705

BHFTI-109

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Engineered Machinery Holdings, Inc.
USD Incremental Term Loan, 8.659%, 3M LIBOR + 3.500%, 05/19/28	2,203,489	$2,177,781
SPX Flow, Inc.
Term Loan, 9.407%, 1M TSFR + 4.500%, 04/05/29	1,263,549	1,211,427
Titan Acquisition, Ltd.
Term Loan B, 8.151%, 3M LIBOR + 3.000%, 03/28/25	1,646,660	1,566,043

		9,785,062

Media—4.8%
Charter Communications Operating LLC
Term Loan B2, 6.557%, 1M TSFR + 1.750%, 02/01/27	1,821,552	1,807,322
CSC Holdings LLC
Term Loan B1, 6.934%, 1M LIBOR + 2.250%, 07/17/25	480,088	459,535
Term Loan B5, 7.184%, 1M LIBOR + 2.500%, 04/15/27	1,149,450	1,019,275
Diamond Sports Group LLC 2nd Lien Term Loan, 8.026%, 3M TSFR + 3.250%, 08/24/26 (g)	2,588,664	172,793
First Priority Term Loan, 13.064%, 3M TSFR + 8.150%, 05/25/26	528,248	495,893
GEE Holdings 2 LLC 2nd Lien Takeback Term Loan, 13.268%, 3M LIBOR + 8.250%, 03/23/26 (c)	349,320	215,705
Exit Term Loan, 13.018%, 3M LIBOR + 8.000%, 03/24/25	158,328	155,161
Gray Television, Inc.
Term Loan D, 7.662%, 1M LIBOR + 3.000%, 12/01/28	1,061,563	1,033,476
Term Loan E, 7.358%, 3M TSFR + 2.500%, 01/02/26	552,268	544,674
Hubbard Radio LLC
Term Loan B, 9.100%, 1M LIBOR + 4.250%, 03/28/25	432,462	379,485
iHeartCommunications, Inc.
Incremental Term Loan, 8.090%, 1M LIBOR + 3.250%, 05/01/26	334,350	297,321
LCPR Loan Financing LLC
Term Loan B, 8.434%, 1M LIBOR + 3.750%, 10/16/28	250,000	247,708
Mission Broadcasting, Inc.
Term Loan B, 7.162%, 1M LIBOR + 2.500%, 06/02/28	394,000	393,138
MJH Healthcare Holdings LLC
Term Loan B, 8.407%, 1M TSFR + 3.500%, 01/28/29	297,000	290,689
Nexstar Broadcasting, Inc.
Term Loan B4, 7.340%, 1M LIBOR + 2.500%, 09/18/26	229,229	228,627
Recorded Books, Inc.
Term Loan, 8.792%, 1M TSFR + 4.000%, 08/29/25	235,231	234,643
Sinclair Television Group, Inc.
Term Loan B2B, 7.350%, 1M LIBOR + 2.500%, 09/30/26	530,750	488,290
Term Loan B3, 7.850%, 1M LIBOR + 3.000%, 04/01/28	1,712,641	1,554,222
Telenet Financing USD LLC
USD Term Loan AR, 6.684%, 1M LIBOR + 2.000%, 04/30/28	3,500,000	3,439,625
Univision Communications, Inc.
First Lien Term Loan B, 8.090%, 1M LIBOR + 3.250%, 03/15/26	3,544,181	3,532,790
Term Loan C5, 7.590%, 1M LIBOR + 2.750%, 03/15/24	361,585	361,901
UPC Financing Partnership
USD Term Loan AX, 7.609%, 1M LIBOR + 2.925%, 01/31/29	3,100,000	3,058,925
Virgin Media Bristol LLC
Term Loan N, 7.184%, 1M LIBOR + 2.500%, 01/31/28	5,850,000	5,773,739
Term Loan Q, 7.934%, 1M LIBOR + 3.250%, 01/31/29	1,125,000	1,115,759

Media—(Continued)
Ziggo Financing Partnership
Term Loan I, 7.184%, 1M LIBOR + 2.500%, 04/30/28	2,975,000	2,942,459

		30,243,155

Metal Fabricate/Hardware—1.0%
Ameriforge Group, Inc.
Exit Term Loan, 13.159%, 3M LIBOR + 8.000%, 02/01/26 (c)	864,659	429,087
Term Loan, UNFND + 13.000%, 02/01/26 (d)	109,448	54,313
Dynacast International LLC
First Out Term Loan, 9.458%, 3M LIBOR + 4.500%, 07/22/25	1,348,087	1,233,499
WireCo WorldGroup, Inc.
Term Loan, 9.063%, 1M LIBOR + 4.250%, 11/13/28	513,944	509,769
Zekelman Industries, Inc.
Term Loan, 7.018%, 3M LIBOR + 2.000%, 01/24/27	4,078,345	4,042,660

		6,269,328

Miscellaneous Manufacturing—1.4%
Delachaux Group S.A.
USD Term Loan B2, 9.278%, 3M LIBOR + 4.500%, 04/16/26	374,000	359,040
Gates Global LLC
Term Loan B3, 7.407%, 1M LIBOR + 2.500%, 03/31/27	3,606,075	3,593,115
Gemini HDPE LLC
Term Loan B, 7.830%, 3M LIBOR + 3.000%, 12/31/27	641,168	640,687
Groupe Solmax, Inc.
Term Loan, 9.909%, 3M LIBOR + 4.750%, 05/29/28	1,056,742	951,067
LTI Holdings, Inc. 1st Lien Term Loan, 8.340%, 1M LIBOR + 3.500%, 09/06/25	1,195,665	1,155,684
Term Loan, 9.590%, 1M LIBOR + 4.750%, 07/24/26	1,180,385	1,147,924
Momentive Performance Materials Inc.
Term Loan, 03/31/28 (b)	875,000	854,219

		8,701,736

Oil & Gas—0.1%
QuarterNorth Energy Holding, Inc.
Exit 2nd Lien Term Loan, 12.840%, 1M LIBOR + 8.000%, 08/27/26	360,142	359,242

Oil & Gas Services—0.0%
Lealand Finance Company B.V.
Take Back Term Loan, 5.840%, 1M LIBOR + 3.000%, 06/30/25 (c)	286,519	191,729

Packaging & Containers—2.2%
Berlin Packaging LLC
Term Loan B5, 8.420%, 1M LIBOR + 3.750%, 03/11/28	1,354,375	1,337,445
Charter NEX U.S., Inc.
Term Loan, 8.556%, 1M TSFR + 3.750%, 12/01/27	2,016,500	1,995,075
Clydesdale Acquisition Holdings, Inc.
Term Loan B, 9.082%, 1M TSFR + 4.175%, 04/13/29	2,605,313	2,552,021
LABL, Inc.
USD 1st Lien Term Loan, 9.840%, 1M LIBOR + 5.000%, 10/29/28	1,777,500	1,724,052

BHFTI-110

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Pregis TopCo Corp. 1st Lien Term Loan, 8.672%, 1M TSFR + 3.750%, 07/31/26	556,313	$544,259
Pretium PKG Holdings, Inc. 1st Lien Term Loan, 8.788%, 3M LIBOR + 4.000%, 10/02/28	666,563	529,203
Proampac PG Borrower LLC
Term Loan, 7.829%, 2M LIBOR + 3.750%, 11/03/25	433,568	425,981
Reynolds Group Holdings, Inc.
Term Loan B, 8.090%, 1M LIBOR + 3.250%, 09/24/28	1,058,875	1,046,207
Term Loan B2, 8.090%, 1M LIBOR + 3.250%, 02/05/26	1,182,866	1,180,402
Trident TPI Holdings, Inc.
Incremental Term Loan, 9.159%, 3M LIBOR + 4.000%, 09/15/28	837,731	815,217
USD Term Loan B1, 8.090%, 1M LIBOR + 3.250%, 10/17/24	1,825,481	1,815,213

		13,965,075

Pharmaceuticals—3.5%
Akorn, Inc.
Take Back Term Loan, 12.254%, 3M LIBOR + 7.500%, 10/01/25	238,683	59,671
Alkermes, Inc.
Term Loan B, 7.210%, 1M LIBOR + 2.500%, 03/12/26	339,479	332,690
Amneal Pharmaceuticals LLC
Term Loan B, 8.375%, 3M LIBOR + 3.500%, 05/04/25	1,488,587	1,417,414
Bausch Health Companies, Inc.
Term Loan B, 9.993%, 1M TSFR + 5.250%, 02/01/27	2,175,129	1,627,607
Bayou Intermediate II LLC
Term Loan B, 9.296%, 3M LIBOR + 4.500%, 08/02/28	765,313	734,700
Covis Finco S.a.r.l.
USD Term Loan B, 11.548%, 3M TSFR + 6.500%, 02/18/27	997,500	571,069
Gainwell Acquisition Corp.
Term Loan B, 8.998%, 3M LIBOR + 4.000%, 10/01/27	5,407,608	5,154,127
Grifols Worldwide Operations USA, Inc.
USD Term Loan B, 6.840%, 1M LIBOR + 2.000%, 11/15/27	1,050,161	1,028,939
HLF Financing S.a.r.l.
Term Loan B, 7.340%, 1M LIBOR + 2.500%, 08/18/25	853,125	846,940
Horizon Therapeutics USA, Inc.
Term Loan B, 6.813%, 1M LIBOR + 2.000%, 05/22/26	988,299	987,938
Term Loan B2, 6.563%, 1M LIBOR + 1.750%, 03/15/28	1,056,717	1,055,679
Jazz Financing Lux S.a.r.l.
USD Term Loan, 8.340%, 1M LIBOR + 3.500%, 05/05/28	1,483,591	1,479,727
LSCS Holdings, Inc. 1st Lien Term Loan, 9.340%, 1M LIBOR + 4.500%, 12/16/28	814,688	782,100
Mallinckrodt International Finance S.A.
USD Exit Term Loan, 10.228%, 1M LIBOR + 5.500%, 09/30/27	498,371	363,577
USD Term Loan, 9.978%, 1M LIBOR + 5.250%, 09/30/27	3,397,291	2,488,091
Option Care Health, Inc.
Term Loan B, 7.590%, 1M LIBOR + 2.750%, 10/27/28	444,375	443,153
Packaging Coordinators Midco, Inc. 1st Lien Term Loan, 8.659%, 3M LIBOR + 3.500%, 11/30/27	1,348,977	1,322,335
Padagis LLC
Term Loan B, 9.538%, 3M LIBOR + 4.750%, 07/06/28	1,166,176	1,072,882
PetVet Care Centers LLC
Term Loan B3, 8.340%, 1M LIBOR + 3.500%, 02/14/25	318,904	309,935

Pharmaceuticals—(Continued)
PRA Health Sciences, Inc.
Term Loan, 7.409%, 3M LIBOR + 2.250%, 07/03/28	60,777	60,732

		22,139,306

Pipelines—1.0%
Centurion Pipeline Co. LLC
Incremental Term Loan, 7.754%, 1M LIBOR + 4.000%, 09/28/25	767,676	769,115
Term Loan B, 8.090%, 1M LIBOR + 3.250%, 09/29/25	217,688	218,096
CQP Holdco L.P.
Term Loan B, 8.659%, 3M LIBOR + 3.500%, 06/05/28	1,400,063	1,392,405
Freeport LNG Investments LLLP
Term Loan B, 8.308%, 3M LIBOR + 3.500%, 12/21/28	761,455	739,246
ITT Holdings LLC
Term Loan, 7.556%, 1M TSFR + 2.750%, 07/10/28	418,625	409,468
Oryx Midstream Services Permian Basin LLC
Incremental Term Loan, 8.063%, 1M TSFR + 3.250%, 10/05/28	1,129,073	1,112,842
UGI Energy Services LLC
Term Loan B, 8.157%, 1M LIBOR + 3.250%, 02/22/30	1,348,208	1,336,411

		5,977,583

Real Estate—0.6%
Cushman & Wakefield U.S. Borrower LLC
Term Loan, 8.157%, 1M TSFR + 3.250%, 01/31/30	1,264,351	1,232,742
Term Loan B, 7.590%, 1M LIBOR + 2.750%, 08/21/25	1,002,375	976,063
RE/MAX International, Inc.
Term Loan B, 7.352%, 1M LIBOR + 2.500%, 07/21/28	1,670,250	1,542,476

		3,751,281

Real Estate Investment Trusts—0.1%
Iron Mountain, Inc.
Term Loan B, 6.602%, 1M LIBOR + 1.750%, 01/02/26	783,750	779,831

Retail—3.1%
Dave & Buster’s, Inc.
Term Loan B, 9.938%, 1M TSFR + 5.000%, 06/29/29	771,125	772,282
David’s Bridal, Inc.
New Money Term Loan, 10.830%, 3M LIBOR + 7.000%, 12/31/24 (e) (f)	310,543	0
Priority Term Loan, 9.820%, 3M LIBOR + 5.000%, 06/23/23 (c) (e) (f)	256,137	75,048
Great Outdoors Group LLC
Term Loan B1, 8.590%, 1M LIBOR + 3.750%, 03/06/28	2,468,472	2,441,731
Harbor Freight Tools USA, Inc.
Term Loan B, 7.590%, 1M LIBOR + 2.750%, 10/19/27	1,319,625	1,284,985
IRB Holding Corp.
Term Loan B, 7.830%, 1M TSFR + 3.000%, 12/15/27	491,250	483,344
Les Schwab Tire Centers
Term Loan B, 8.064%, 3M LIBOR + 3.250%, 11/02/27	3,836,889	3,812,908
LIDS Holdings, Inc.
Term Loan, 10.393%, 1M TSFR + 5.500%, 12/14/26	485,156	460,898
Medical Solutions Holdings, Inc. 1st Lien Term Loan, 8.241%, 3M TSFR + 3.250%, 11/01/28	1,610,004	1,565,729

BHFTI-111

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Retail—(Continued)
Park River Holdings, Inc.
Term Loan, 8.004%, 3M LIBOR + 3.250%, 12/28/27	614,057	$568,002
PetSmart, Inc.
Term Loan B, 8.657%, 1M TSFR + 3.750%, 02/11/28	1,305,125	1,296,696
Phillips Feed Service, Inc.
Term Loan, 11.779%, 1M LIBOR + 7.000%, 11/13/24 (e) (f)	11,317	9,054
Serta Simmons Bedding LLC
Super Priority First Out Term Loan, 14.184%, 1M LIBOR + 7.500%, 08/10/23	897,000	881,303
Super Priority Second Out Term Loan, 14.184%, 1M LIBOR + 7.500%, 08/10/23	2,966,718	1,706,788
SRS Distribution, Inc.
Incremental Term Loan, 8.157%, 1M TSFR + 3.250%, 06/02/28	420,750	408,128
Term Loan B, 8.340%, 1M LIBOR + 3.500%, 06/02/28	1,034,250	999,344
Topgolf Callaway Brands Corp.
Term Loan B, 8.260%, 3M TSFR + 3.500%, 03/15/30	550,000	547,479
White Cap Buyer LLC
Term Loan B, 8.557%, 1M TSFR + 3.750%, 10/19/27	1,979,691	1,959,276

		19,272,995

Semiconductors—0.9%
Altar Bidco, Inc.
Term Loan, 5.500%, 1M TSFR + 3.100%, 02/01/29	1,389,500	1,329,143
Bright Bidco B.V. 2022 Exit Term Loan, 8.000%, PIK + 8.000%, 10/31/27 (c)	356,440	316,043
MKS Instruments, Inc.
USD Term Loan B, 7.609%, 1M TSFR + 2.750%, 08/17/29	2,895,450	2,883,990
Synaptics, Inc.
Term Loan B, 7.399%, 6M LIBOR + 2.250%, 12/02/28	443,250	440,549
Ultra Clean Holdings, Inc.
Term Loan B, 8.590%, 1M LIBOR + 3.750%, 08/27/25	952,752	954,340

		5,924,065

Software—15.5%
Applied Systems, Inc. 2022 Extended 1st Lien Term Loan, 9.376%, 3M TSFR + 4.500%, 09/18/26	6,402,159	6,400,827
AppLovin Corp.
Term Loan B, 8.226%, 3M TSFR + 3.350%, 08/15/25	2,198,471	2,189,541
Aptean, Inc.
Term Loan, 9.208%, 3M LIBOR + 4.250%, 04/23/26	3,712,639	3,561,813
AQA Acquisition Holding, Inc. 1st Lien Term Loan, 9.203%, 3M LIBOR + 4.250%, 03/03/28	786,000	769,789
Ascend Learning LLC
Term Loan, 8.306%, 1M TSFR + 3.500%, 12/11/28	1,994,949	1,850,731
Banff Merger Sub, Inc.
USD Term Loan, 8.590%, 1M LIBOR + 3.750%, 10/02/25	4,508,205	4,454,436
Camelot U.S. Acquisition LLC
Incremental Term Loan B, 7.840%, 1M LIBOR + 3.000%, 10/30/26	874,880	874,059
Term Loan B, 7.840%, 1M LIBOR + 3.000%, 10/30/26	1,360,857	1,357,455
CDK Global, Inc.
USD Term Loan B, 9.391%, 3M TSFR + 4.500%, 07/06/29	2,992,500	2,989,026

Software—(Continued)
CentralSquare Technologies LLC 1st Lien Term Loan, 8.909%, 3M LIBOR + 3.750%, 08/29/25	766,000	675,612
Ceridian HCM Holding, Inc.
Term Loan B, 7.352%, 1M LIBOR + 2.500%, 04/30/25	2,809,209	2,805,113
Cloudera, Inc. 2nd Lien Term Loan, 10.840%, 1M LIBOR + 6.000%, 10/08/29	850,000	756,500
Term Loan, 8.590%, 1M LIBOR + 3.750%, 10/08/28	3,019,500	2,853,427
ConnectWise LLC
Term Loan B, 8.340%, 1M LIBOR + 3.500%, 09/29/28	888,226	861,302
Constant Contact, Inc.
Term Loan, 8.806%, 3M LIBOR + 4.000%, 02/10/28	1,775,171	1,681,234
Cornerstone OnDemand, Inc.
Term Loan, 8.602%, 1M LIBOR + 3.750%, 10/16/28	2,058,739	1,906,907
E2open LLC
Term Loan B, 8.201%, 1M LIBOR + 3.500%, 02/04/28	1,155,318	1,147,231
ECI Macola Max Holdings LLC
Term Loan, 8.909%, 3M LIBOR + 3.750%, 11/09/27	1,271,978	1,256,078
EP Purchaser LLC
Term Loan B, 8.659%, 3M LIBOR + 3.500%, 11/06/28	445,500	443,829
Epicor Software Corp.
Term Loan, 8.090%, 1M LIBOR + 3.250%, 07/30/27	6,173,258	6,079,375
Finastra USA, Inc. 1st Lien Term Loan, 8.325%, 3M LIBOR + 3.500%, 06/13/24	3,278,800	3,085,488
Grab Holdings, Inc.
Term Loan B, 9.350%, 1M LIBOR + 4.500%, 01/29/26	954,681	955,874
Greeneden U.S. Holdings II LLC USD Term Loan B4, 8.840%, 1M LIBOR + 4.000%, 12/01/27	784,000	775,180
Hyland Software, Inc. 1st Lien Term Loan, 8.340%, 1M LIBOR + 3.500%, 07/01/24	6,172,567	6,100,811
Informatica LLC USD Term Loan B, 7.602%, 1M LIBOR + 2.750%, 10/27/28	2,920,500	2,904,680
Ivanti Software, Inc.
Term Loan B, 9.212%, 3M LIBOR + 4.250%, 12/01/27	1,513,416	1,242,736
Marcel LUX IV S.a.r.l.
USD Term Loan B, 8.665%, 1M TSFR + 4.000%, 12/31/27	94,905	94,787
USD Term Loan B1, 7.915%, 1M TSFR + 3.250%, 03/15/26	962,500	961,297
Maverick Bidco, Inc.
Term Loan, 8.575%, 3M LIBOR + 3.750%, 05/18/28	1,843,986	1,759,470
Mediaocean LLC
Term Loan, 8.407%, 1M LIBOR + 3.500%, 12/15/28	693,000	656,444
Navicure, Inc.
Term Loan B, 8.840%, 1M LIBOR + 4.000%, 10/22/26	2,628,977	2,621,308
Open Text Corp.
Term Loan B, 8.157%, 1M TSFR + 3.500%, 01/31/30 (b)	2,418,938	2,415,159
Playtika Holding Corp.
Term Loan, 6.405%, 1M LIBOR + 2.750%, 03/13/28	1,875,676	1,865,962
PointClickCare Technologies, Inc.
Term Loan B, 7.875%, 1M LIBOR + 3.000%, 12/29/27	539,000	533,610
Project Ruby Ultimate Parent Corp.
Term Loan, 8.090%, 1M LIBOR + 3.250%, 03/10/28	1,053,500	1,018,273
Rackspace Technology Global, Inc.
Term Loan B, 7.595%, 3M LIBOR + 2.750%, 02/15/28	2,832,348	1,529,468
Realpage, Inc. 1st Lien Term Loan, 7.840%, 1M LIBOR + 3.000%, 04/24/28	2,955,000	2,872,916

BHFTI-112

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (a)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Renaissance Holding Corp. 1st Lien Term Loan, 3M LIBOR, 04/05/30	1,000,000	977,188
Incremental Term Loan, 9.234%, 1M TSFR + 4.500%, 04/01/27	198,001	$197,704
SkillSoft Corp.
Term Loan, 10.098%, 1M TSFR + 5.250%, 07/14/28	633,828	539,705
Skopima Merger Sub, Inc.
Term Loan B, 8.840%, 1M LIBOR + 4.000%, 05/12/28	954,405	892,369
SolarWinds Holdings, Inc. 2022 Term Loan B, 8.807%, 1M TSFR + 4.000%, 02/05/27	1,750,000	1,747,266
Sophia L.P.
Incremental Term Loan B, 9.057%, 1M TSFR + 4.250%, 10/07/27	498,744	494,380
Term Loan B, 8.659%, 3M LIBOR + 3.500%, 10/07/27	3,346,045	3,305,056
SurveyMonkey, Inc.
Term Loan B, 8.672%, 1M LIBOR + 3.750%, 10/10/25	987,200	984,732
Symplr Software, Inc.
Term Loan, 9.276%, 3M TSFR + 4.500%, 12/22/27	1,357,339	1,214,818
Turing Midco LLC 2021 Term Loan B, 7.359%, 1M LIBOR + 2.500%, 03/24/28	168,224	168,098
Ultimate Software Group, Inc. (The)
Term Loan, 8.032%, 3M LIBOR + 3.250%, 05/04/26	4,989,167	4,868,000
Term Loan B, 8.575%, 3M LIBOR + 3.750%, 05/04/26	1,423,375	1,401,008
Veritas U.S., Inc. USD Term Loan B, 9.840%, 1M LIBOR + 5.000%, 09/01/25	2,827,181	2,155,726
VS Buyer LLC
Term Loan B, 7.700%, 2M LIBOR + 3.000%, 02/28/27	2,264,413	2,246,485

		97,500,283

Telecommunications—2.3%
Altice France S.A.
USD Term Loan B14, 10.170%, 3M LIBOR + 5.500%, 08/15/28	1,431,713	1,363,707
CenturyLink, Inc.
Term Loan B, 7.172%, 3M LIBOR + 2.250%, 03/15/27	1,044,532	695,484
Ciena Corp.
Term Loan B, 7.191%, 1M TSFR + 2.500%, 01/18/30	700,000	700,878
CommScope, Inc.
Term Loan B, 8.090%, 1M LIBOR + 3.250%, 04/06/26	1,495,750	1,442,775
Cyxtera DC Holdings, Inc.
Term Loan B, 7.820%, 3M LIBOR + 3.000%, 05/01/24	1,437,313	1,173,566
Delta TopCo, Inc.
Term Loan B, 8.656%, 3M TSFR + 3.750%, 12/01/27	4,281,262	3,979,789
Digicel International Finance, Ltd.
Exit Term Loan B, 8.081%, 1M LIBOR + 3.250%, 05/28/24	1,441,144	1,298,831
GoTo Group, Inc.
Term Loan B, 9.590%, 1M LIBOR + 4.750%, 08/31/27	2,719,949	1,574,657
Level 3 Financing, Inc.
Term Loan B, 6.602%, 1M LIBOR + 1.750%, 03/01/27	1,333,212	1,124,620
Zayo Group Holdings, Inc.
USD Term Loan, 7.840%, 1M LIBOR + 3.000%, 03/09/27	1,126,546	915,788

		14,270,095

Transportation—0.5%
Kenan Advantage Group, Inc. (The)
Term Loan B1, 8.590%, 1M LIBOR + 3.750%, 03/24/26	2,272,688	2,257,631

Transportation—(Continued)
N-Able International Holdings II LLC
Term Loan B, 7.953%, 3M LIBOR + 3.000%, 07/19/28	443,250	438,817
XPO Logistics, Inc
Term Loan B, 6.451%, 1M LIBOR + 1.750%, 02/24/25	575,000	574,692

		3,271,140

Total Floating Rate Loans (Cost $610,032,132)		577,435,044

Corporate Bonds & Notes—3.0%

Aerospace/Defense—0.1%
TransDigm, Inc. 6.250%, 03/15/26 (144A)	1,000,000	1,000,910

Airlines—0.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26 (144A)	2,000,000	1,968,223
5.750%, 04/20/29 (144A)	1,500,000	1,438,854

		3,407,077

Auto Parts & Equipment—0.2%
Clarios Global L.P. 6.750%, 05/15/25 (144A)	225,000	227,396
Clarios Global L.P. / Clarios U.S. Finance Co. 6.250%, 05/15/26 (144A)	1,215,000	1,211,963

		1,439,359

Commercial Services—0.4%
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6.625%, 07/15/26 (144A)	725,000	696,728
Garda World Security Corp. 4.625%, 02/15/27 (144A)	850,000	763,004
Prime Security Services Borrower LLC / Prime Finance, Inc. 5.250%, 04/15/24 (144A)	625,000	617,969
Sabre GLBL, Inc. 9.250%, 04/15/25 (144A)	300,000	282,600

		2,360,301

Distribution/Wholesale—0.0%
American Builders & Contractors Supply Co., Inc. 4.000%, 01/15/28 (144A)	275,000	250,388

Diversified Financial Services—0.1%
AG Issuer LLC 6.250%, 03/01/28 (144A)	425,000	382,888

Electric—0.2%
Calpine Corp. 4.500%, 02/15/28 (144A)	300,000	278,285
5.250%, 06/01/26 (144A)	988,000	963,202

		1,241,487

BHFTI-113

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Entertainment—0.2%
AMC Entertainment Holdings, Inc. 7.500%, 02/15/29 (144A)	1,000,000	$690,935
SeaWorld Parks and Entertainment., Inc. 8.750%, 05/01/25 (144A)	250,000	256,702
Six Flags Theme Parks, Inc. 7.000%, 07/01/25 (144A)	126,000	127,302

		1,074,939

Environmental Control—0.1%
GFL Environmental, Inc. 4.250%, 06/01/25 (144A)	625,000	609,831

Machinery-Diversified—0.1%
TK Elevator U.S. Newco, Inc. 5.250%, 07/15/27 (144A)	500,000	472,050

Media—0.2%
Diamond Sports Group LLC / Diamond Sports Finance Co. 5.375%, 08/15/26 (144A) (g)	550,000	30,250
iHeartCommunications, Inc. 4.750%, 01/15/28 (144A)	250,000	197,500
5.250%, 08/15/27 (144A)	200,000	163,500
6.375%, 05/01/26	105,163	92,806
8.375%, 05/01/27	190,609	138,668
Virgin Media Secured Finance plc 4.500%, 08/15/30 (144A)	800,000	687,848

		1,310,572

Oil & Gas—0.2%
CITGO Petroleum Corp. 7.000%, 06/15/25 (144A)	1,275,000	1,257,915

Real Estate—0.1%
Cushman and Wakefield U.S. Borrower LLC 6.750%, 05/15/28 (144A)	375,000	335,728

Software—0.1%
Boxer Parent Co., Inc. 7.125%, 10/02/25 (144A)	500,000	497,617

Telecommunications—0.5%
Altice France S.A. 5.500%, 01/15/28 (144A)	475,000	390,236
CommScope, Inc. 6.000%, 03/01/26 (144A)	2,000,000	1,930,200
Level 3 Financing, Inc. 3.875%, 11/15/29 (144A)	1,500,000	1,085,595

		3,406,031

Total Corporate Bonds & Notes (Cost $21,001,866)		19,047,093

Common Stocks—0.3%
Security Description	Shares	Value

Commercial Services—0.0%
IAP Worldwide Services LLC (e) (f) (h) (i)	44	$196,418

Electric Utilities—0.1%
Longview Intermediate Holdings Co. LLC (e) (h) (i)	39,089	276,359

Energy Equipment & Services—0.0%
McDermott International, Inc. (h)	117,431	39,927

Entertainment—0.0%
Cineworld Group plc (h) (i)	121,458	4,120

Financial Services—0.0%
Aegletes B.V. (h) (i)	11,991	188,858

Health Care Equipment & Supplies—0.0%
Akorn Holding Co. LLC (e) (f) (h) (i)	56,220	0

Household Products—0.0%
LG Parent Holding Co. (h) (i)	9,472	91,563

Media—0.1%
Clear Channel Outdoor Holdings, Inc. (h)	43,727	52,472
Cumulus Media, Inc. - Class A (h)	40,548	149,622
Global Eagle Entertainment (e) (f) (h) (i)	17,940	171,507
iHeartMedia, Inc. - Class A (h)	18,596	72,524

		446,125

Metals & Mining—0.1%
AFG Holdings, Inc. (e) (f) (h) (i)	24,746	73,248
American Consolidated Natural Resources, Inc. (h) (i)	3,147	294,245

		367,493

Professional Services—0.0%
Skillsoft Corp. (h)	66,881	133,762

Specialty Retail—0.0%
David’s Bridal, Inc. (e) (f) (h) (i)	18,015	0
Philips Pet Holding Corp. (e) (f) (h) (i)	62	4,585

		4,585

Total Common Stocks (Cost $5,289,197)		1,749,210

Preferred Stocks—0.1%

Metals & Mining—0.1%
American Consolidated Natural Resources, Inc. (h) (i)	1,486	854,450

Specialty Retail—0.0%
David’s Bridal, Inc.
Series A, (e) (f) (h) (i)	501	0
Series B, (e) (f) (h) (i)	2,042	0

BHFTI-114

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Specialty Retail—(Continued)
DBI Investors, Inc. Series A (e) (f) (h) (i)	852	$0

		0

Total Preferred Stocks (Cost $165,320)		854,450

Warrants—0.0%

Specialty Retail—0.0%
David’s Bridal, Inc. Expires 11/26/22 (e) (f) (h) (i) (Cost $0)	3,478	0

Short-Term Investment—4.2%

Repurchase Agreement—4.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $26,606,784; collateralized by U.S. Treasury Note at 1.750%, maturing 03/15/25, with a market value of $27,134,226.	26,602,128	26,602,128

Total Short-Term Investments (Cost $26,602,128)		26,602,128

Total Investments—99.6% (Cost $663,090,643)		625,687,925
Unfunded Loan Commitments—(0.0)% (Cost $(21,956))		(21,956)
Net Investments—99.6% (Cost $663,068,687)		625,665,969
Other assets and liabilities (net)—0.4%		2,322,757

Net Assets—100.0%		$627,988,726

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(b)	This loan will settle after March 31, 2023, at which time the interest rate will be determined.
(c)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(d)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(e)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 0.1% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Non-income producing security.
(i)	Security was acquired in connection with a restructuring of a senior loan and may be subject to restrictions on resale.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $18,815,619, which is 3.0% of net assets.

Glossary of Abbreviations

Index Abbreviations

(LIBOR)—	London Interbank Offered Rate
(TSFR)—	Term Secured Financing Rate

BHFTI-115

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Floating Rate Loans
Aerospace/Defense	$—	$11,400,868	$—	$11,400,868
Agriculture	—	503,749	—	503,749
Airlines	—	1,657,385	—	1,657,385
Apparel	—	1,496,250	—	1,496,250
Auto Manufacturers	—	618,244	—	618,244
Auto Parts & Equipment	—	9,120,500	—	9,120,500
Banks	—	1,931,513	—	1,931,513
Beverages	—	1,873,142	—	1,873,142
Building Materials	—	15,171,617	—	15,171,617
Chemicals	—	29,508,796	—	29,508,796
Coal	—	321,579	—	321,579
Commercial Services	—	54,943,427	—	54,943,427
Computers	—	20,315,333	—	20,315,333
Cosmetics/Personal Care	—	4,504,469	—	4,504,469
Distribution/Wholesale	—	2,957,182	—	2,957,182
Diversified Financial Services	—	28,737,432	—	28,737,432
Electric	—	3,178,658	—	3,178,658
Electrical Components & Equipment	—	1,815,164	—	1,815,164
Electronics	—	2,336,052	—	2,336,052
Engineering & Construction	—	3,523,397	—	3,523,397
Entertainment	—	11,666,354	—	11,666,354
Environmental Control	—	10,276,664	—	10,276,664
Food	—	7,794,249	—	7,794,249
Food Service	—	1,740,129	—	1,740,129
Forest Products & Paper	—	1,068,311	—	1,068,311
Hand/Machine Tools	—	2,481,074	—	2,481,074
Healthcare-Products	—	3,772,022	—	3,772,022
Healthcare-Services (Less Unfunded Loan Commitments of $11,842)	—	21,077,332	—	21,077,332
Holding Companies-Diversified	—	1,514,797	—	1,514,797
Home Furnishings	—	4,277,629	—	4,277,629
Household Durables	—	501,680	—	501,680
Household Products/Wares	—	1,541,913	—	1,541,913
Housewares	—	810,876	—	810,876
Insurance	—	23,949,374	—	23,949,374
Internet	—	21,097,183	—	21,097,183
Investment Companies	—	2,642,468	—	2,642,468
Iron/Steel	—	562,704	—	562,704
Leisure Time	—	12,480,246	—	12,480,246
Lodging	—	5,933,066	—	5,933,066
Machinery-Construction & Mining	—	3,918,468	—	3,918,468
Machinery-Diversified	—	9,785,062	—	9,785,062
Media	—	30,243,155	—	30,243,155
Metal Fabricate/Hardware (Less Unfunded Loan Commitments of $10,114)	—	6,259,214	—	6,259,214
Miscellaneous Manufacturing	—	8,701,736	—	8,701,736

BHFTI-116

Brighthouse Funds Trust I

Brighthouse/Eaton Vance Floating Rate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Oil & Gas	$—	$359,242	$—	$359,242
Oil & Gas Services	—	191,729	—	191,729
Packaging & Containers	—	13,965,075	—	13,965,075
Pharmaceuticals	—	22,139,306	—	22,139,306
Pipelines	—	5,977,583	—	5,977,583
Real Estate	—	3,751,281	—	3,751,281
Real Estate Investment Trusts	—	779,831	—	779,831
Retail	—	19,188,893	84,102	19,272,995
Semiconductors	—	5,924,065	—	5,924,065
Software	—	97,500,283	—	97,500,283
Telecommunications	—	14,270,095	—	14,270,095
Transportation	—	3,271,140	—	3,271,140
Total Floating Rate Loans (Less Unfunded Loan Commitments of $21,956)	—	577,328,986	84,102	577,413,088
Total Corporate Bonds & Notes*	—	19,047,093	—	19,047,093
Common Stocks
Commercial Services	—	—	196,418	196,418
Electric Utilities	—	276,359	—	276,359
Energy Equipment & Services	39,927	—	—	39,927
Entertainment	4,120	—	—	4,120
Health Care Equipment & Supplies	—	—	0	0
Household Products	—	91,563	—	91,563
Investment Company Securities	—	188,858	—	188,858
Media	274,618	—	171,507	446,125
Metals & Mining	—	294,245	73,248	367,493
Professional Services	133,762	—	—	133,762
Specialty Retail	—	—	4,585	4,585
Total Common Stocks	452,427	851,025	445,758	1,749,210
Preferred Stocks
Metals & Mining	854,450	—	—	854,450
Specialty Retail	—	—	0	0
Total Preferred Stocks	854,450	—	0	854,450
Total Warrants*	—	—	0	0
Total Short-Term Investment*	—	26,602,128	—	26,602,128
Total Net Investments	$1,306,877	$623,829,232	$529,860	$625,665,969

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

During the period ended March 31, 2023, a transfer out of Level 3 in the amount of $120,105 was due to the initiation of trading activity which resulted in the availability of significant observable inputs.

BHFTI-117

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—43.0% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—3.3%
Fannie Mae 15 Yr. Pool
4.500%, 09/01/24	34,148	$34,196
4.500%, 03/01/25	131,538	131,881
Fannie Mae ARM Pool
2.560%, 12M LIBOR + 1.810%, 04/01/40 (a)	626	614
2.802%, 1Y H15 + 1.880%, 02/01/25 (a)	8,272	8,218
3.038%, 6M LIBOR + 1.538%, 09/01/35 (a)	4,267	4,172
3.290%, 6M LIBOR + 1.413%, 11/01/34 (a)	2,729	2,668
3.419%, 12M LIBOR + 1.580%, 03/01/33 (a)	11,920	11,702
3.540%, 6M LIBOR + 1.415%, 12/01/32 (a)	38,441	37,403
3.549%, 1Y H15 + 2.270%, 08/01/30 (a)	8,895	8,576
3.582%, 1Y H15 + 2.148%, 03/01/30 (a)	190	184
3.583%, 12M LIBOR + 1.833%, 08/01/32 (a)	28,865	28,317
3.625%, 12M LIBOR + 1.375%, 07/01/33 (a)	10,756	10,531
3.641%, 12M LIBOR + 1.637%, 05/01/33 (a)	5,775	5,645
3.662%, 6M LIBOR + 1.570%, 11/01/35 (a)	25,299	25,239
3.665%, 6M LIBOR + 1.415%, 06/01/32 (a)	6,781	6,611
3.679%, 12M LIBOR + 1.712%, 09/01/35 (a)	712,339	722,050
3.690%, 1Y H15 + 2.244%, 03/01/38 (a)	4,136	4,095
3.707%, 1Y H15 + 2.230%, 09/01/36 (a)	260	255
3.709%, 6M LIBOR + 1.399%, 03/01/35 (a)	9,661	9,604
3.752%, 12M LIBOR + 1.502%, 07/01/33 (a)	24,613	24,166
3.758%, 6M LIBOR + 1.635%, 03/01/37 (a)	1,415	1,422
3.795%, 12M LIBOR + 1.420%, 03/01/36 (a)	4,337	4,241
3.800%, 1Y H15 + 1.675%, 11/01/32 (a)	7,329	7,155
3.800%, 12M LIBOR + 1.550%, 02/01/44 (a)	25,683	25,154
3.821%, 12M LIBOR + 1.571%, 11/01/36 (a)	208	204
3.845%, 6M LIBOR + 0.845%, 11/01/33 (a)	388	379
3.866%, 1Y H15 + 2.271%, 01/01/32 (a)	615	612
3.884%, 1Y H15 + 2.167%, 11/01/35 (a)	791,283	805,065
3.890%, 12M LIBOR + 1.615%, 01/01/36 (a)	18,384	18,142
3.895%, 12M LIBOR + 1.645%, 09/01/39 (a)	1,649	1,620
3.901%, 12M LIBOR + 1.651%, 10/01/33 (a)	14,437	14,127
3.905%, 12M LIBOR + 1.655%, 08/01/34 (a)	792	774
3.942%, 12M LIBOR + 1.692%, 08/01/37 (a)	3,041	3,028
3.959%, 1Y H15 + 1.939%, 08/01/29 (a)	380	375
3.960%, 12M LIBOR + 1.585%, 02/01/36 (a)	9,340	9,142
3.973%, 12M LIBOR + 1.723%, 10/01/36 (a)	979	972
4.028%, 12M LIBOR + 1.778%, 12/01/35 (a)	102,128	100,092
4.030%, 12M LIBOR + 1.530%, 02/01/33 (a)	26,020	25,520
4.034%, 12M LIBOR + 1.690%, 11/01/35 (a)	5,222	5,130
4.094%, 12M LIBOR + 1.844%, 09/01/37 (a)	647	638
4.106%, 1Y H15 + 2.206%, 09/01/33 (a)	1,542	1,518
4.123%, 1Y H15 + 1.998%, 10/01/32 (a)	8,873	8,718
4.138%, 12M LIBOR + 1.684%, 11/01/36 (a)	540,693	537,742
4.149%, 1Y H15 + 2.149%, 08/01/33 (a)	36,299	35,961
4.161%, 1Y H15 + 2.223%, 07/01/35 (a)	5,878	5,945
4.175%, 1Y H15 + 2.089%, 07/01/33 (a)	13,964	13,806
4.212%, 12M LIBOR + 1.837%, 03/01/36 (a)	13,709	13,412
4.223%, 12M LIBOR + 1.905%, 11/01/35 (a)	229,606	233,227
4.277%, 1Y H15 + 2.152%, 12/01/33 (a)	34,280	33,614
4.289%, 1Y H15 + 2.164%, 07/01/33 (a)	17,642	16,983
4.290%, 1Y H15 + 2.290%, 08/01/32 (a)	4,004	3,953
4.323%, 12M LIBOR + 1.815%, 03/01/36 (a)	8,788	8,616
4.330%, 6M LIBOR + 1.785%, 06/01/28 (a)	795	779
4.344%, 1Y H15 + 2.010%, 06/01/25 (a)	5,241	5,206
4.350%, 1Y H15 + 2.283%, 04/01/27 (a)	63	63
4.355%, 1Y H15 + 2.105%, 07/01/25 (a)	53	52
4.395%, 1Y H15 + 2.270%, 01/01/29 (a)	3,711	3,555
4.395%, 1Y H15 + 2.270%, 01/01/32 (a)	4,841	4,718

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
4.395%, 1Y H15 + 2.360%, 11/01/34 (a)	792,469	812,216
4.410%, 1Y H15 + 2.285%, 02/01/35 (a)	26,392	25,801
4.481%, 6M LIBOR + 2.106%, 09/01/33 (a)	18,519	18,048
4.525%, 1Y H15 + 2.539%, 07/01/28 (a)	914	899
4.525%, 6M LIBOR + 2.275%, 08/01/32 (a)	19,774	19,265
4.525%, 1Y H15 + 2.275%, 06/01/35 (a)	35,415	34,569
4.609%, 6M LIBOR + 1.684%, 04/01/36 (a)	13,005	13,124
4.658%, 1Y H15 + 2.423%, 04/01/36 (a)	1,511	1,477
4.879%, 6M LIBOR + 1.157%, 03/01/28 (a)	1,452	1,448
4.947%, 6M LIBOR + 1.620%, 11/01/32 (a)	17,601	17,531
5.000%, 6M LIBOR + 2.250%, 10/01/33 (a)	15,629	15,269
5.125%, 12M LIBOR + 1.750%, 04/01/34 (a)	14,106	13,785
5.185%, 12M LIBOR + 1.810%, 04/01/35 (a)	149,319	146,178
5.371%, 1Y H15 + 2.464%, 09/01/33 (a)	412	406
5.402%, 6M LIBOR + 1.064%, 11/01/33 (a)	2,298	2,295
5.475%, 6M LIBOR + 1.570%, 12/01/34 (a)	16,233	16,367
5.526%, 6M LIBOR + 1.430%, 02/01/36 (a)	17,314	17,715
5.767%, 6M LIBOR + 1.585%, 03/01/36 (a)	45,676	46,970
Fannie Mae Connecticut Avenue Securities (CMO)
7.745%, 1M LIBOR + 2.900%, 07/25/24 (a)	565,792	571,433
8.845%, 1M LIBOR + 4.000%, 05/25/25 (a)	865,626	894,437
9.145%, 1M LIBOR + 4.300%, 02/25/25 (a)	798,965	823,874
9.745%, 1M LIBOR + 4.900%, 11/25/24 (a)	1,289,899	1,343,812
9.845%, 1M LIBOR + 5.000%, 11/25/24 (a)	74,875	75,430
9.845%, 1M LIBOR + 5.000%, 07/25/25 (a)	768,783	803,780
10.095%, 1M LIBOR + 5.250%, 10/25/23 (a)	998,978	1,016,372
11.795%, 1M LIBOR + 6.950%, 08/25/28 (a)	871,171	921,668
Freddie Mac 15 Yr.Pool
3.000%, 10/01/37	3,629,018	3,440,755
3.500%, 10/01/37	3,907,180	3,776,391
Freddie Mac STACR REMIC Trust (CMO)
6.560%, SOFR30A + 2.000%, 04/25/42 (144A) (a)	1,323,161	1,323,160
8.595%, 1M LIBOR + 3.750%, 09/25/24 (a)	1,869,037	1,906,089
8.845%, 1M LIBOR + 4.000%, 08/25/24 (a)	57,849	58,559
9.395%, 1M LIBOR + 4.550%, 10/25/24 (a)	819,775	835,870
9.495%, 1M LIBOR + 4.650%, 10/25/28 (a)	1,593,218	1,668,565
9.995%, 1M LIBOR + 5.150%, 11/25/28 (a)	1,137,484	1,202,611

		24,893,956

U.S. Treasury—39.7%
U.S. Treasury Inflation Indexed Notes 0.125%, 04/15/26 (b)	8,097,479	7,770,206
U.S. Treasury Notes
0.375%, 08/15/24	34,500,000	32,675,274
0.750%, 08/31/26	22,000,000	19,882,500
1.000%, 12/15/24	34,000,000	32,218,984
1.500%, 02/15/25	39,000,000	37,153,594
1.625%, 02/15/26	22,000,000	20,690,312
2.500%, 08/15/23 (c)	10,000,000	9,913,281
2.625%, 04/15/25	34,000,000	33,041,094
2.875%, 05/31/25 (c)	35,000,000	34,167,383
2.875%, 07/31/25 (d)	42,500,000	41,497,266
2.875%, 11/30/25	36,000,000	35,088,750

		304,098,644

Total U.S. Treasury & Government Agencies (Cost $333,996,842)		328,992,600

BHFTI-118

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—30.5%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.8%
Boeing Co. (The) 2.196%, 02/04/26	2,600,000	$2,412,379
General Dynamics Corp. 3.250%, 04/01/25	3,300,000	3,211,722
TransDigm, Inc. 6.250%, 03/15/26 (144A) (c)	900,000	900,819

		6,524,920

Agriculture—0.4%
Altria Group, Inc. 2.350%, 05/06/25 (c)	2,200,000	2,088,654
Imperial Brands Finance plc 3.125%, 07/26/24 (144A) (c)	300,000	290,576
4.250%, 07/21/25 (144A) (c)	800,000	774,329

		3,153,559

Airlines—0.8%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 5.500%, 04/20/26 (144A) (c)	1,000,000	984,112
Delta Air Lines, Inc. / SkyMiles IP, Ltd. 4.500%, 10/20/25 (144A) (c)	4,625,829	4,548,074
United Airlines Pass-Through Trust 4.875%, 01/15/26	144,700	139,888
United Airlines, Inc. 4.375%, 04/15/26 (144A) (c)	100,000	95,671

		5,767,745

Auto Manufacturers—0.3%
Mercedes-Benz Finance North America LLC 4.950%, 03/30/25 (144A)	2,100,000	2,101,554

Banks—13.5%
Bank of America Corp.
3.384%, SOFR + 1.330%, 04/02/26 (a) (c)	2,800,000	2,684,531
3.864%, 3M LIBOR + 0.940%, 07/23/24 (a)	3,600,000	3,579,595
Bank of Montreal 4.250%, 09/14/24 (c)	3,000,000	2,963,335
Bank of New York Mellon (The) 5.224%, SOFR + 0.800%, 11/21/25 (a) (c)	2,300,000	2,296,652
Bank of Nova Scotia (The) 2.951%, 03/11/27 (c)	2,300,000	2,144,859
BNP Paribas S.A.
2.219%, SOFR + 2.074%, 06/09/26 (144A) (a)	700,000	642,868
2.819%, 3M LIBOR + 1.111%, 11/19/25 (144A) (a)	1,500,000	1,425,303
BPCE S.A. 2.375%, 01/14/25 (144A) (c)	3,000,000	2,817,480
Citigroup, Inc.
3.290%, SOFR + 1.528%, 03/17/26 (a) (c)	1,900,000	1,820,536
4.044%, 3M LIBOR + 1.023%, 06/01/24 (a) (c)	3,600,000	3,587,779
4.600%, 03/09/26	4,000,000	3,916,696
Credit Suisse Group AG 4.550%, 04/17/26	1,200,000	1,107,000
Deutsche Bank AG
2.222%, SOFR + 2.159%, 09/18/24 (a)	2,300,000	2,236,518
4.162%, 05/13/25	2,000,000	1,907,820
Goldman Sachs Group, Inc. (The)
2.640%, SOFR + 1.114%, 02/24/28 (a)	2,000,000	1,824,267
3.750%, 02/25/26 (c)	2,000,000	1,944,147
4.250%, 10/21/25	3,000,000	2,910,506

Banks—(Continued)
Goldman Sachs Group, Inc. (The)
4.387%, SOFR + 1.510%, 06/15/27 (a) (c)	900,000	879,174
5.700%, 11/01/24 (c)	1,600,000	1,611,337
HSBC Holdings plc
0.976%, SOFR + 0.708%, 05/24/25 (a) (c)	900,000	846,980
1.645%, SOFR + 1.538%, 04/18/26 (a)	1,500,000	1,369,873
4.180%, SOFR + 1.510%, 12/09/25 (a)	1,900,000	1,845,290
Huntington National Bank (The) 5.699%, SOFR + 1.215%, 11/18/25 (a)	2,300,000	2,224,631
JPMorgan Chase & Co.
2.083%, SOFR + 1.850%, 04/22/26 (a) (c)	5,400,000	5,052,952
3.559%, 3M LIBOR + 0.730%, 04/23/24 (a)	2,700,000	2,696,899
3.845%, SOFR + 0.980%, 06/14/25 (a) (c)	1,700,000	1,666,938
3.875%, 09/10/24	2,500,000	2,457,353
KeyBank N.A. 4.150%, 08/08/25	1,600,000	1,512,752
Manufacturers & Traders Trust Co. 5.400%, 11/21/25 (c)	2,300,000	2,220,924
Mitsubishi UFJ Financial Group, Inc. 5.063%, 1Y H15 + 1.550%, 09/12/25 (a)	3,200,000	3,178,021
Morgan Stanley
2.188%, SOFR + 1.990%, 04/28/26 (a) (c)	2,900,000	2,720,950
3.737%, 3M LIBOR + 0.847%, 04/24/24 (a)	3,600,000	3,593,601
4.350%, 09/08/26 (c)	2,200,000	2,142,923
National Bank of Canada 3.750%, SOFR + 1.009%, 06/09/25 (a)	2,300,000	2,252,270
Nordea Bank Abp 4.750%, 09/22/25 (144A) (c)	1,200,000	1,194,278
Santander UK Group Holdings plc 1.673%, SOFR + 0.989%, 06/14/27 (a)	1,800,000	1,566,660
Shinhan Bank Co., Ltd. 1.375%, 10/21/26 (144A)	2,500,000	2,227,400
Societe Generale S.A.
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (a) (c)	1,500,000	1,300,514
2.226%, 1Y H15 + 1.050%, 01/21/26 (144A) (a) (c)	1,700,000	1,567,340
Toronto-Dominion Bank (The) 4.285%, 09/13/24 (c)	4,200,000	4,151,472
Truist Financial Corp. 5.900%, SOFR + 1.626%, 10/28/26 (a) (c)	2,000,000	1,993,847
UBS Group AG 5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a) (c)	1,900,000	1,882,675
Wells Fargo & Co.
1.654%, SOFR + 1.600%, 06/02/24 (a) (c)	3,200,000	3,179,406
2.188%, SOFR + 2.000%, 04/30/26 (a) (c)	2,500,000	2,342,899
4.100%, 06/03/26	3,000,000	2,903,486
Woori Bank 4.750%, 04/30/24 (144A)	1,200,000	1,188,288

		103,581,025

Beverages—0.4%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.650%, 02/01/26	1,400,000	1,374,118
Coca-Cola Europacific Partners plc 1.500%, 01/15/27 (144A) (c)	1,600,000	1,426,617

		2,800,735

Biotechnology—0.4%
Amgen, Inc. 5.150%, 03/02/28 (c)	1,800,000	1,837,838

BHFTI-119

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—(Continued)
Bio-Rad Laboratories, Inc. 3.300%, 03/15/27	300,000	$282,943
Illumina, Inc. 5.800%, 12/12/25 (c)	1,200,000	1,211,083

		3,331,864

Commercial Services—0.1%
Grand Canyon University 4.125%, 10/01/24 (c)	600,000	566,934

Computers — 0.2%
Hewlett Packard Enterprise Co. 5.900%, 10/01/24 (c)	1,700,000	1,721,434

Cosmetics/Personal Care—0.5%
Haleon U.S. Capital LLC 3.375%, 03/24/27 (c)	1,400,000	1,327,329
Kenvue, Inc. 5.050%, 03/22/28	2,300,000	2,377,038
Oriflame Investment Holding plc 5.125%, 05/04/26 (144A)	700,000	415,100

		4,119,467

Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000%, 10/29/28 (c)	1,000,000	873,022
Capital One Financial Corp. 3.800%, 01/31/28 (c)	2,500,000	2,292,495

		3,165,517

Electric — 2.5%
Berkshire Hathaway Energy Co. 4.050%, 04/15/25 (c)	1,700,000	1,690,725
Comision Federal de Electricidad 4.750%, 02/23/27 (144A)	2,300,000	2,177,870
Dominion Energy, Inc. 1.450%, 04/15/26 (c)	2,000,000	1,801,089
Exelon Corp.
3.400%, 04/15/26	2,000,000	1,921,682
4.050%, 04/15/30 (c)	2,400,000	2,289,677
Korea East-West Power Co., Ltd.
1.750%, 05/06/25 (144A)	2,500,000	2,345,231
3.600%, 05/06/25 (144A) (c)	1,600,000	1,558,113
3.875%, 07/19/23 (144A)	1,300,000	1,296,302
NextEra Energy Capital Holdings, Inc. 6.051%, 03/01/25	900,000	915,572
Southern Co. (The) 3.250%, 07/01/26 (c)	3,000,000	2,860,446

		18,856,707

Electronics—0.2%
Flex, Ltd. 3.750%, 02/01/26 (c)	1,300,000	1,248,390

Healthcare-Products—0.1%
GE HealthCare Technologies, Inc. 5.550%, 11/15/24 (144A) (c)	900,000	905,331

Healthcare-Services—0.7%
Centene Corp. 3.375%, 02/15/30 (c)	900,000	785,200
Elevance Health, Inc. 1.500%, 03/15/26 (c)	3,000,000	2,737,211
Quest Diagnostics, Inc. 3.450%, 06/01/26 (c)	2,100,000	2,007,311

		5,529,722

Insurance—1.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.750%, 04/15/28 (144A)	500,000	494,375
GA Global Funding Trust 3.850%, 04/11/25 (144A) (c)	3,800,000	3,679,950
New York Life Global Funding 3.600%, 08/05/25 (144A) (c)	3,200,000	3,120,478
Protective Life Global Funding 3.218%, 03/28/25 (144A) (c)	1,500,000	1,443,293

		8,738,096

Internet—0.4%
Netflix, Inc.
3.625%, 06/15/25 (144A)	800,000	776,780
4.375%, 11/15/26 (c)	700,000	692,125
5.750%, 03/01/24	400,000	402,027
Tencent Holdings, Ltd. 1.810%, 01/26/26 (144A)	900,000	826,585

		2,697,517

Lodging—0.3%
Sands China, Ltd. 2.800%, 03/08/27 (c)	1,200,000	1,027,601
Studio City Finance, Ltd. 6.000%, 07/15/25 (144A) (c)	1,000,000	916,300

		1,943,901

Media—1.2%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.908%, 07/23/25 (c)	3,000,000	2,970,062
DISH DBS Corp. 5.250%, 12/01/26 (144A)	800,000	638,316
Fox Corp. 3.050%, 04/07/25 (c)	1,700,000	1,635,034
TWDC Enterprises 18 Corp. 3.150%, 09/17/25	3,000,000	2,900,724
Walt Disney Co. (The) 1.750%, 01/13/26 (c)	1,300,000	1,218,504

		9,362,640

Miscellaneous Manufacturing—0.2%
Parker-Hannifin Corp. 3.650%, 06/15/24 (c)	1,600,000	1,575,911

Multi-National—0.2%
Banque Ouest Africaine de Developpement 5.000%, 07/27/27 (144A)	1,300,000	1,197,690

BHFTI-120

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—1.7%
BP Capital Markets America, Inc. 3.410%, 02/11/26 (c)	2,000,000	$1,948,807
3.796%, 09/21/25 (c)	3,200,000	3,174,438
Endeavor Energy Resources L.P. / EER Finance, Inc. 5.750%, 01/30/28 (144A) (c)	900,000	893,250
Equinor ASA 1.750%, 01/22/26 (c)	1,300,000	1,211,323
2.875%, 04/06/25	4,700,000	4,555,788
Harvest Operations Corp. 4.200%, 06/01/23 (144A)	800,000	799,137
Petroleos Mexicanos 6.875%, 10/16/25	350,000	346,214

		12,928,957

Oil & Gas Services—0.0%
Weatherford International, Ltd. 11.000%, 12/01/24 (144A)	10,000	10,261

Packaging & Containers—0.1%
Owens-Brockway Glass Container, Inc. 5.375%, 01/15/25 (144A) (c)	300,000	294,750
5.875%, 08/15/23 (144A)	462,000	460,891

		755,641

Pharmaceuticals—1.0%
AstraZeneca plc 0.700%, 04/08/26 (c)	200,000	179,987
Bayer U.S. Finance II LLC 3.875%, 12/15/23 (144A) (c)	3,000,000	2,966,357
Cigna Group (The) 1.250%, 03/15/26 (c)	4,000,000	3,624,831
Teva Pharmaceutical Finance Netherlands III B.V. 4.750%, 05/09/27 (c)	800,000	746,742

		7,517,917

Pipelines — 1.6%
Cheniere Corpus Christi Holdings LLC 5.875%, 03/31/25	2,500,000	2,517,874
Energy Transfer L.P. 4.050%, 03/15/25 (c)	1,800,000	1,765,444
4.200%, 09/15/23 (c)	1,000,000	996,337
EnLink Midstream Partners L.P. 4.850%, 07/15/26 (c)	1,100,000	1,058,750
MPLX L.P. 4.875%, 12/01/24	2,500,000	2,484,587
Sabine Pass Liquefaction LLC 5.625%, 03/01/25	1,700,000	1,710,792
5.750%, 05/15/24	1,000,000	1,002,375
Williams Cos., Inc. (The) 4.000%, 09/15/25 (c)	500,000	488,280

		12,024,439

Real Estate—0.0%
Vivion Investments Sarl 3.000%, 08/08/24 (EUR)	200,000	158,337

Real Estate Investment Trusts—0.1%
MPT Operating Partnership L.P. / MPT Finance Corp. 5.000%, 10/15/27 (c)	1,300,000	1,069,250

Retail—0.0%
Advance Auto Parts Co. 5.900%, 03/09/26 (c)	150,000	153,066
5.950%, 03/09/28	150,000	154,628
KSouth Africa, Ltd. 3.000%, 12/31/22 † (144A) (e) (f) (g)	712,186	0
25.000%, 12/31/22 † (144A) (e) (f) (g)	313,720	0
Party City Holdings, Inc. 10.130%, 6M LIBOR + 5.000%, 07/15/25 (144A) (c) (g)	195,885	25,465

		333,159

Semiconductors—0.4%
SK Hynix, Inc. 1.500%, 01/19/26 (144A)	3,400,000	3,021,308

Software—0.1%
Fiserv, Inc. 2.250%, 06/01/27 (c)	1,000,000	905,041

Telecommunications—0.7%
AT&T, Inc. 2.300%, 06/01/27 (c)	400,000	366,565
CommScope Technologies LLC 6.000%, 06/15/25 (144A) (c)	300,000	282,527
Iliad Holding SASU 6.500%, 10/15/26 (144A) (c)	700,000	667,114
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.738%, 03/20/25 (144A)	150,000	148,859
Verizon Communications, Inc. 1.450%, 03/20/26 (c)	4,300,000	3,956,094

		5,421,159

Trucking & Leasing—0.1%
DAE Funding LLC 1.550%, 08/01/24 (144A)	600,000	564,317

Total Corporate Bonds & Notes (Cost $246,347,383)		233,600,445

Asset-Backed Securities—10.7%

Asset-Backed - Credit Card—2.2%
American Express Credit Account Master Trust 3.750%, 08/15/27	5,496,000	5,398,263
BA Credit Card Trust 3.530%, 11/15/27	1,200,000	1,172,486
Capital One Multi-Asset Execution Trust 3.490%, 05/15/27	3,070,000	2,997,811
Chase Issuance Trust 3.970%, 09/15/27	2,047,000	2,019,197
Discover Card Execution Note Trust 3.560%, 07/15/27	5,710,000	5,578,996

		17,166,753

BHFTI-121

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—8.5%
Adagio CLO VIII DAC 3.938%, 3M EURIBOR + 1.650%, 04/15/32 (144A) (EUR) (a)	400,000	$407,974
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	2,157,622	2,082,039
Ares European CLO VIII DAC 3.208%, 3M EURIBOR + 0.920%, 04/17/32 (144A) (EUR) (a)	3,200,000	3,379,443
3.888%, 3M EURIBOR + 1.600%, 04/17/32 (144A) (EUR) (a)	500,000	516,484
Armada Euro CLO IV DAC 3.988%, 3M EURIBOR + 1.700%, 07/15/33 (144A) (EUR) (a)	500,000	513,079
Bain Capital Credit CLO, Ltd. 5.965%, 3M LIBOR + 1.150%, 04/23/31 (144A) (a)	1,000,000	968,125
Blackrock European CLO IX DAC 3.857%, 3M EURIBOR + 0.900%, 12/15/32 (144A) (EUR) (a)	2,600,000	2,716,287
4.507%, 3M EURIBOR + 1.550%, 12/15/32 (144A) (EUR) (a)	800,000	822,059
BlueMountain Fuji Eur CLO V DAC 3.838%, 3M EURIBOR + 1.550%, 01/15/33 (144A) (EUR) (a)	1,400,000	1,420,834
Carlyle GMS Finance MM CLO LLC 6.992%, 3M LIBOR + 2.200%, 10/15/31 (144A) (a)	1,000,000	952,335
CF Hippolyta LLC 1.690%, 07/15/60 (144A)	1,146,183	1,040,805
Cook Park CLO, Ltd. 5.912%, 3M LIBOR + 1.120%, 04/17/30 (144A) (a)	1,500,000	1,444,237
Countrywide Asset-Backed Certificates 5.595%, 1M LIBOR + 0.750%, 03/25/34 (a)	29,892	29,041
Dryden 44 Euro CLO B.V. 3.168%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	7,166,000	7,497,121
Dryden 45 Senior Loan Fund 6.192%, 3M LIBOR + 1.400%, 10/15/30 (144A) (a)	3,000,000	2,909,979
FirstKey Homes Trust 1.266%, 10/19/37 (144A)	1,412,107	1,281,543
Holland Park CLO DAC 3.541%, 3M EURIBOR + 0.920%, 11/14/32 (144A) (EUR) (a)	9,900,000	10,362,842
Home Partners of America Trust 2.649%, 01/17/41 (144A)	492,994	429,393
Madison Park Euro Funding VIII DAC 3.988%, 3M EURIBOR + 1.700%, 04/15/32 (144A) (EUR) (a)	900,000	921,670
Neuberger Berman CLO, Ltd. 6.215%, 3M LIBOR + 1.400%, 10/21/30 (144A) (a)	1,700,000	1,654,510
New Economy Assets Phase 1 Sponsor LLC 1.910%, 10/20/61 (144A)	5,010,000	4,320,105
Octagon 58, Ltd. 7.008%, 3M LIBOR + 2.350%, 07/15/37 (144A) (a)	3,000,000	2,838,564
Octagon Investment Partners 28, Ltd. 6.266%, 3M LIBOR + 1.450%, 10/24/30 (144A) (a)	2,000,000	1,944,766
Octagon Investment Partners 35, Ltd. 5.908%, 3M LIBOR + 1.100%, 01/20/31 (144A) (a)	600,000	590,473
OHA Credit Partners VII, Ltd. 5.985%, 3M LIBOR + 1.070%, 02/20/34 (144A) (a)	6,398,000	6,255,856
RAAC Trust 5.545%, 1M LIBOR + 0.700%, 03/25/34 (a)	53,360	51,388
RR 14, Ltd. 5.912%, 3M LIBOR + 1.120%, 04/15/36 (144A) (a)	5,382,000	5,255,109
Voya CLO, Ltd. 6.195%, 3M LIBOR + 1.400%, 10/18/31 (144A) (a)	2,454,544	2,396,170

		65,002,231

Total Asset-Backed Securities (Cost $86,627,473)		82,168,984

Mortgage-Backed Securities—6.0%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—3.5%
Adjustable Rate Mortgage Trust 3.983%, 02/25/35 (a)	830,807	792,119
BRAVO Residential Funding Trust 3.500%, 10/25/44 (144A) (a)	1,141,465	1,076,977
CHL Mortgage Pass-Through Trust 3.403%, 07/25/34 (a)	180,902	165,022
COLT Mortgage Loan Trust 4.301%, 03/25/67 (144A) (a)	1,002,452	958,051
Credit Suisse First Boston Mortgage Securities Corp. 5.000%, 09/25/19	34,706	20,860
JPMorgan Mortgage Trust 2.500%, 10/25/51 (144A) (a)	4,411,086	3,855,360
2.500%, 04/25/52 (144A) (a)	4,045,862	3,490,822
2.500%, 06/25/52 (144A) (a)	785,032	677,336
Merrill Lynch Mortgage Investors Trust 5.585%, 1M LIBOR + 0.740%, 03/25/28 (a)	97,135	90,307
Mill City Mortgage Loan Trust 3.250%, 05/25/62 (144A) (a)	743,503	716,971
3.494%, 04/25/66 (144A) (a)	1,397,585	1,339,060
New York Mortgage Trust 5.520%, 1M LIBOR + 0.675%, 02/25/36 (a)	55,138	52,351
OBX Trust 2.500%, 05/25/51 (144A) (a)	2,660,497	2,295,512
2.500%, 10/25/51 (144A) (a)	709,238	611,939
5.495%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	354,053	329,842
Provident Funding Mortgage Trust 2.500%, 10/25/51 (144A) (a)	2,704,131	2,333,159
PSMC Trust 2.500%, 08/25/51 (144A) (a)	4,091,299	3,578,303
Sequoia Mortgage Trust 5.401%, 1M LIBOR + 0.640%, 11/20/34 (a)	119,284	106,619
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (a)	426,780	418,568
3.000%, 06/25/58 (144A) (a)	1,492,967	1,383,873
3.750%, 03/25/58 (144A) (a)	386,409	366,571
3.750%, 05/25/58 (144A) (a)	2,277,369	2,178,747
WaMu Mortgage Pass-Through Certificates Trust 5.305%, 1M LIBOR + 0.460%, 04/25/45 (a)	481,371	457,302

		27,295,671

Commercial Mortgage-Backed Securities—2.5%
BX Commercial Mortgage Trust 5.384%, 1M LIBOR + 0.700%, 09/15/36 (144A) (a)	1,950,000	1,874,811
5.862%, 1M LIBOR + 1.034%, 10/15/36 (144A) (a)	7,157,790	7,076,577
BX Mortgage Trust 5.374%, 1M LIBOR + 0.689%, 10/15/36 (144A) (a)	2,643,000	2,533,129
BX Trust 6.318%, 1M LIBOR + 1.491%, 04/15/37 (144A) (a)	3,062,164	2,992,144
Commercial Mortgage Pass-Through Certificates Mortgage Trust 3.611%, 08/10/49 (144A) (a)	1,220,000	1,164,007
DBCG Mortgage Trust 5.385%, 1M LIBOR + 0.700%, 06/15/34 (144A) (a)	2,550,000	2,511,688
Greenwich Capital Commercial Mortgage Trust 5.610%, 07/10/38 (a)	357,974	227,871
GS Mortgage Securities Corp. Trust 5.558%, 1M LIBOR + 0.731%, 08/15/36 (144A) (a)	580,000	574,250

		18,954,477

Total Mortgage-Backed Securities (Cost $50,198,433)		46,250,148

BHFTI-122

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (h)—3.2%

Security Description	Principal Amount*	Value

Aerospace/Defense—0.1%
Alloy Finco, Ltd. Holdco PIK Term Loan, 13.500%, 03/06/25 (i)	475,494	$405,953

Airlines—0.1%
American Airlines, Inc. Term Loan, 9.558%, 3M LIBOR + 4.750%, 04/20/28	168,286	171,068
Atlas Air, Inc. 2023 Term Loan B, 9.127%, 3M TSFR + 4.250%, 03/17/30	56,869	53,696
United Airlines, Inc. Term Loan B, 8.568%, 3M LIBOR + 3.750%, 04/21/28	738,380	735,458

		960,222

Apparel—0.0%
Hanesbrands, Inc. Term Loan B, 8.626%, 3M TSFR + 3.750%, 03/08/30	110,000	109,725

Auto Manufacturers—0.0%
American Trailer World Corp. Term Loan B, 8.657%, 1M TSFR + 3.750%, 03/03/28	193,874	168,865

Auto Parts & Equipment—0.1%
Clarios Global L.P. USD Term Loan B, 8.109%, 1M LIBOR + 3.250%, 04/30/26	220,305	219,617
First Brands Group LLC Term Loan, 10.252%, 6M TSFR + 5.000%, 03/30/27	430,305	416,589

		636,206

Beverages—0.1%
City Brewing Co. LLC Term Loan, 8.330%, 3M LIBOR + 3.500%, 04/05/28	109,444	46,331
Triton Water Holdings, Inc. Term Loan, 8.659%, 3M LIBOR + 3.500%, 03/31/28	949,816	857,922

		904,253

Chemicals—0.2%
CPC Acquisition Corp. Term Loan, 8.910%, 6M LIBOR + 3.750%, 12/29/27	247,523	190,283
Hexion Holdings Corp. USD Term Loan, 9.454%, 3M TSFR + 4.500%, 03/15/29	293,810	264,796
Illuminate Buyer LLC Term Loan, 8.340%, 1M LIBOR + 3.500%, 06/30/27	224,094	220,312
INEOS Styrolution US Holding LLC 2021 USD Term Loan B, 7.590%, 1M LIBOR + 2.750%, 01/29/26	347,178	344,249
PMHC II, Inc. Term Loan B, 9.076%, 3M TSFR + 4.250%, 04/23/29	183,270	162,652

		1,182,292

Commercial Services—0.1%
Allied Universal Holdco LLC USD Incremental Term Loan B, 8.657%, 1M TSFR + 3.750%, 05/12/28	266,123	252,983
Avis Budget Car Rental LLC Term Loan B, 6.600%, 1M LIBOR + 1.750%, 08/06/27	394,294	388,380
MPH Acquisition Holdings LLC Term Loan B, 9.203%, 3M LIBOR + 4.250%, 09/01/28	170,705	146,700
Verscend Holding Corp. Term Loan B, 8.840%, 1M LIBOR + 4.000%, 08/27/25	233,611	233,699

		1,021,762

Computers—0.1%
Magenta Buyer LLC USD 1st Lien Term Loan, 9.580%, 3M LIBOR + 4.750%, 07/27/28	207,331	171,047
McAfee LLC USD Term Loan B, 8.515%, 1M TSFR + 3.750%, 03/01/29	181,568	171,658
Peraton Corp. Term Loan B, 8.590%, 1M LIBOR + 3.750%, 02/01/28	320,191	316,429

		659,134

Diversified Financial Services—0.1%
Citadel Securities L.P. Term Loan B, 7.306%, 1M TSFR + 2.500%, 02/02/28	382,200	379,525
Edelman Financial Engines Center LLC (The) Term Loan B, 8.590%, 1M LIBOR + 3.750%, 04/07/28	687,750	664,681

		1,044,206

Electronics—0.0%
Roper Industrial Products Investment Co. LLC USD Term Loan, 9.398%, 3M TSFR + 4.500%, 11/22/29	61,679	61,309

Engineering & Construction—0.0%
USIC Holdings, Inc. Term Loan, 8.340%, 1M LIBOR + 3.500%, 05/12/28	173,342	168,467

Entertainment—0.1%
Bally’s Corp. Term Loan B, 7.959%, 1M LIBOR + 3.250%, 10/02/28	531,454	509,000
Great Canadian Gaming Corp. Term Loan, 8.947%, 3M LIBOR + 4.000%, 11/01/26	150,893	150,044
Scientific Games Holdings L.P. USD Term Loan B, 8.103%, 3M TSFR + 3.500%, 04/04/29	270,799	267,499

		926,543

Environmental Control—0.0%
Madison IAQ LLC Term Loan, 8.302%, 6M LIBOR + 3.250%, 06/21/28	118,794	113,196

Healthcare-Products—0.0%
Medline Borrower L.P. USD Term Loan B, 8.090%, 1M LIBOR + 3.250%, 10/23/28	128,732	125,666

Healthcare-Services—0.1%
Aveanna Healthcare LLC Term Loan B, 8.703%, 1M LIBOR + 3.750%, 07/17/28	142,415	121,694
Radiology Partners, Inc. 1st Lien Term Loan B, 9.090%, 1M LIBOR + 4.250%, 07/09/25	139,115	112,799
U.S. Anesthesia Partners, Inc. Term Loan, 8.912%, 1M LIBOR + 4.250%, 10/01/28	99,464	96,053
U.S. Radiology Specialists, Inc. Term Loan, 10.157%, 1M LIBOR + 5.250%, 12/15/27	133,286	125,556

		456,102

Home Furnishings—0.1%
AI Aqua Merger Sub, Inc. 1st Lien Term Loan B, 8.484%, 1M TSFR + 3.750%, 07/31/28	405,500	391,308

BHFTI-123

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Insurance—0.3%
Acrisure LLC Incremental Term Loan B, 8.602%, 1M LIBOR + 3.750%, 02/15/27	160,598	$157,185
Alliant Holdings Intermediate LLC
Term Loan B4, 8.279%, 1M LIBOR + 3.500%, 11/06/27	267,315	264,586
Term Loan B5, 8.347%, 1M TSFR + 4.250%, 11/05/27	155,360	153,879
AssuredPartners, Inc.
Term Loan, 8.291%, 1M TSFR + 3.500%, 02/12/27	148,500	147,077
Term Loan B, 8.340%, 1M LIBOR + 3.500%, 02/12/27	816,178	809,476
Asurion LLC
Second Lien Term Loan B4, 10.090%, 1M LIBOR + 5.250%, 01/20/29	544,707	452,379
Term Loan B8, 8.090%, 1M LIBOR + 3.250%, 12/23/26	111,614	104,080
Sedgwick Claims Management Services, Inc.
Term Loan B, 8.626%, 3M TSFR + 3.750%, 02/17/28	225,306	222,959

		2,311,621

Leisure Time—0.0%
Varsity Brands, Inc. Term Loan B, 8.340%, 1M LIBOR + 3.500%, 12/15/24	126,727	119,400

Machinery-Diversified—0.0%
Vertical U.S. Newco, Inc. Term Loan B, 8.602%, 6M LIBOR + 3.500%, 07/30/27	377,234	368,477

Media—0.3%
CSC Holdings, LLC 2022 Term Loan B6, 9.327%, 1M TSFR + 4.500%, 01/18/28	687,435	638,455
Gray Television, Inc. Term Loan D, 7.662%, 1M LIBOR + 3.000%, 12/01/28	296,250	288,412
McGraw-Hill Global Education Holdings LLC Term Loan, 9.703%, 3M LIBOR + 4.750%, 07/28/28	470,948	441,261
Radiate Holdco LLC Term Loan B, 8.090%, 1M LIBOR + 3.250%, 09/25/26	294,765	242,444
Univision Communications, Inc. First Lien Term Loan B, 8.090%, 1M LIBOR + 3.250%, 03/15/26	418,550	417,204

		2,027,776

Metal Fabricate/Hardware—0.1%
AZZ, Inc. Term Loan B, 9.157%, 1M TSFR + 4.250%, 05/13/29	129,723	129,777
Tiger Acquisition LLC Term Loan, 8.157%, 1M TSFR + 3.250%, 06/01/28	608,238	595,313

		725,090

Office/Business Equipment—0.1%
Pitney Bowes, Inc. Term Loan B, 8.922%, 1M TSFR + 4.000%, 03/17/28	441,913	424,789

Oil & Gas—0.0%
QuarterNorth Energy Holding, Inc. Exit 2nd Lien Term Loan, 12.840%, 1M LIBOR + 8.000%, 08/27/26	360,484	359,583

Oil & Gas Services—0.1%
Onsite Rental Group Pty, Ltd. Term Loan, 6.100%, 10/26/23 (e) (f) (i)	882,507	998,786

Packaging & Containers—0.1%
Klockner-Pentaplast of America, Inc. Term Loan B, 10.129%, 6M TSFR + 4.750%, 02/12/26	210,708	195,563
Mauser Packaging Solutions Holding Co. Term Loan B, 8.777%, 3M TSFR + 4.000%, 08/14/26	200,000	198,958

		394,521

Pharmaceuticals—0.2%
Bausch Health Companies, Inc. Term Loan B, 9.993%, 1M TSFR + 5.250%, 02/01/27	294,355	220,261
Gainwell Acquisition Corp. Term Loan B, 8.998%, 3M TSFR + 4.000%, 10/01/27	245,970	234,440
Jazz Financing Lux S.a.r.l. USD Term Loan, 8.340%, 1M LIBOR + 3.500%, 05/05/28	582,613	581,096
Organon & Co. USD Term Loan, 7.971%, 3M LIBOR + 3.000%, 06/02/28	344,355	344,785
PetVet Care Centers LLC Term Loan B3, 8.340%, 1M LIBOR + 3.500%, 02/14/25	54,504	52,971

		1,433,553

Retail—0.2%
Evergreen Acqco 1 L.P. USD Term Loan, 10.660%, 3M TSFR + 5.500%, 04/26/28	257,333	247,039
Flynn Restaurant Group L.P. Term Loan B, 9.090%, 1M LIBOR + 4.250%, 12/01/28	123,435	120,657
General Nutrition Centers, Inc. 2nd Lien Term Loan, 6.250%, 1M LIBOR + 6.000%, 10/07/26 (i)	198,553	153,879
Great Outdoors Group LLC Term Loan B1, 8.590%, 1M LIBOR + 3.750%, 03/06/28	213,920	211,602
Highline Aftermarket Acquisition LLC Term Loan B, 9.340%, 1M LIBOR + 4.500%, 11/09/27	248,661	239,957
Michaels Cos., Inc. (The) Term Loan B, 9.409%, 3M LIBOR + 4.250%, 04/15/28	225,975	208,301
Staples, Inc. 7 Year Term Loan, 9.814%, 3M LIBOR + 5.000%, 04/16/26	305,468	281,303
Tory Burch LLC Term Loan B, 8.340%, 1M LIBOR + 3.500%, 04/16/28	78,993	73,661

		1,536,399

Software—0.4%
Athenahealth Group, Inc. Delayed Draw Term Loan, 02/15/29 (j)	52,731	49,172
Term Loan B, 8.259%, 1M TSFR + 3.500%, 02/15/29	429,241	400,267
Atlas Purchaser, Inc. Term Loan, 10.385%, 3M LIBOR + 5.250%, 05/08/28	294,603	205,301
Cloudera, Inc. 2nd Lien Term Loan, 10.840%, 1M LIBOR + 6.000%, 10/08/29	51,033	45,419
Term Loan, 8.590%, 1M LIBOR + 3.750%, 10/08/28	118,560	112,039
ECI Macola Max Holdings LLC Term Loan, 8.909%, 3M LIBOR + 3.750%, 11/09/27	191,570	189,176

BHFTI-124

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Epicor Software Corp. Term Loan, 8.090%, 1M LIBOR + 3.250%, 07/30/27	148,101	$145,849
Greeneden U.S. Holdings II LLC USD Term Loan B4, 8.840%, 1M LIBOR + 4.000%, 12/01/27	113,815	112,535
Hyland Software, Inc. 1st Lien Term Loan, 8.340%, 1M LIBOR + 3.500%, 07/01/24	143,884	142,212
Ivanti Software, Inc. Term Loan B, 9.212%, 3M LIBOR + 4.250%, 12/01/27	285,688	234,591
Navicure, Inc. Term Loan B, 8.840%, 1M LIBOR + 4.000%, 10/22/26	252,200	251,464
Polaris Newco LLC USD Term Loan B, 9.159%, 3M LIBOR + 4.000%, 06/02/28	193,819	177,248
Quest Software U.S. Holdings, Inc. Term Loan, 9.076%, 3M TSFR + 4.250%, 02/01/29	445,958	365,908
Rocket Software, Inc. Term Loan, 9.090%, 1M LIBOR + 4.250%, 11/28/25	267,331	262,820

		2,694,001

Telecommunications—0.1%
CommScope, Inc. Term Loan B, 8.090%, 1M LIBOR + 3.250%, 04/06/26	135,165	130,378
Global Tel*Link Corp. 1st Lien Term Loan, 9.076%, 3M LIBOR + 4.250%, 11/29/25	827,540	728,623
GoTo Group, Inc. Term Loan B, 9.590%, 1M LIBOR + 4.750%, 08/31/27	298,105	172,582

		1,031,583

Transportation—0.1%
First Student Bidco, Inc.
Term Loan B, 8.143%, 3M LIBOR + 3.000%, 07/21/28	145,310	139,425
Term Loan C, 8.143%, 3M LIBOR + 3.000%, 07/21/28	54,318	52,119
Kenan Advantage Group, Inc. (The) Term Loan B1, 8.590%, 1M LIBOR + 3.750%, 03/24/26	263,330	261,585
LaserShip, Inc. Term Loan, 9.659%, 3M LIBOR + 4.500%, 05/07/28	113,327	97,886

		551,015

Total Floating Rate Loans (Cost $25,569,144)		24,311,803

Municipals—2.2%

City & County Honolulu HI Wastewater System Revenue 2.233%, 07/01/24	710,000	689,348
Colorado Bridge Enterprise 0.923%, 12/31/23	5,000,000	4,834,547
Curators of the University of Missouri (The) 2.012%, 11/01/27	2,000,000	1,819,439
Golden State Tobacco Securitization Corp. 3.850%, 06/01/50	2,190,000	1,977,409
Massachusetts State College Building Authority 2.256%, 05/01/26	760,000	716,056
New York State Urban Development Corp. 2.250%, 03/15/26	5,950,000	5,591,397
Texas State University System 2.351%, 03/15/26	1,385,000	1,307,649

Total Municipals (Cost $18,026,863)		16,935,845

Foreign Government—0.9%

Electric—0.1%
Korea Electric Power Corp. 5.375%, 04/06/26 (144A)	800,000	810,905

Sovereign—0.8%
Colombia Government International Bond 8.125%, 05/21/24 (c)	1,910,000	1,962,509
Peruvian Government International Bonds
2.783%, 01/23/31 (c)	600,000	512,111
7.350%, 07/21/25	900,000	949,914
Philippine Government International Bond 4.200%, 01/21/24	600,000	595,500
Romanian Government International Bond 4.875%, 01/22/24 (144A)	2,300,000	2,295,055

		6,315,089

Total Foreign Government (Cost $8,088,277)		7,125,994

Common Stocks—0.3%

Energy Equipment & Services—0.1%
Weatherford International plc (k)	6,622	393,016

Oil, Gas & Consumable Fuels—0.2%
QuarterNorth Energy, Inc. (k)	10,939	1,539,664

Retail—0.0%
KSouth Africa, Ltd./EdCon - A Shares (e) (f) (k)	8,217,950	8
KSouth Africa, Ltd./EdCon - B Shares - Class B (e) (f) (k)	817,800	1
KSouth Africa, Ltd./EdCon - Escrow Shares (e) (f) (k)	40,457	0

		9

Total Common Stocks (Cost $1,835,860)		1,932,689

Escrow Shares — 0.0%

Oil, Gas & Consumable Fuels—0.0%
Mesquite Energy, Inc. (k) (Cost $1,200,000)	1,200,000	7,500

Short-Term Investments—1.6%

Discount Note—1.2%
Federal Home Loan Bank 2.941%, 04/03/23 (l)	9,295,000	9,295,000

BHFTI-125

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreement—0.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $3,129,477; collateralized by U.S. Treasury Note at 1.750%, maturing 03/15/25, with a market value of $3,191,599.	3,128,929	$3,128,929

Total Short-Term Investments (Cost $12,421,683)		12,423,929

Securities Lending Reinvestments (m)—10.5%

Certificates of Deposit—1.0%
Bank of America N.A. 4.960%, FEDEFF PRV+0.130%, 09/08/23 (a)	1,000,000	998,997
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (a)	1,000,000	1,001,845
BNP Paribas S.A. 5.270%, SOFR + 0.450%, 10/10/23 (a)	2,000,000	2,000,000
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (a)	2,000,000	1,998,772
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (a)	1,000,000	1,000,562
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV+ 0.400%, 02/13/24 (a)	1,000,000	999,221

		7,999,397

Commercial Paper—0.7%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (a)	2,000,000	2,000,728
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (a)	2,000,000	2,002,558
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (a)	1,000,000	1,000,000

		5,003,286

Repurchase Agreements—7.3%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $1,300,523; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $1,330,658.	1,300,000	1,300,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $400,162; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $409,433.	400,000	400,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $4,019,911; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $4,080,000.	4,000,000	4,000,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $2,055,192; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $7,030,791; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $7,168,540.	7,027,980	7,027,980
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $15,006,025; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $15,367,195.	15,000,000	15,000,000
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $5,504,418; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $5,634,638.	5,500,000	5,500,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $7,705,294; collateralized by various Common Stock with an aggregate market value of $8,559,085.	7,700,000	7,700,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $1,500,621; collateralized by various Common Stock with an aggregate market value of $1,667,818.	1,500,000	1,500,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $2,009,800; collateralized by various Common Stock with an aggregate market value of $2,222,533.	2,000,000	2,000,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $100,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $102,109.	100,000	100,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $4,902,005; collateralized by various Common Stock with an aggregate market value of $5,450,701.	4,900,000	4,900,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $1,301,777; collateralized by various Common Stock with an aggregate market value of $1,447,673.	1,300,000	1,300,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $3,001,233; collateralized by various Common Stock with an aggregate market value of $3,334,872.	3,000,000	3,000,000

BHFTI-126

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (m)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $500,204; collateralized by various Common Stock with an aggregate market value of $561,399.	500,000	$500,000

		56,227,980

Time Deposits—0.8%
Barclays (NY) 4.830%, 04/03/23	2,000,000	2,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	2,000,000	2,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000

		6,000,000

Mutual Funds—0.7%
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (n)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (n)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (n)	1,000,000	1,000,000

		5,000,000

Total Securities Lending Reinvestments (Cost $80,227,998)		80,230,663

Total Investments—108.9% (Cost $864,539,956)		833,980,600
Unfunded Loan Commitments—(0.0)% (Cost $(52,731))		(52,731)
Total Investments —108.9% (Cost $864,487,225)		833,927,869
Other assets and liabilities (net)—(8.9)%		(68,220,676)

Net Assets—100.0%		$765,707,193

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Principal amount of security is adjusted for inflation.
(c)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $83,948,238 and the collateral received consisted of cash in the amount of $80,228,008 and non-cash collateral with a value of $7,726,041. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2023, the market value of securities pledged was $2,441,016.
(e)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 0.1% of net assets.
(f)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(g)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(j)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements for which all or a portion may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.
(k)	Non-income producing security.
(l)	The rate shown represents current yield to maturity.
(m)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(n)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $170,982,467, which is 22.3% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
KSouth Africa, Ltd., 25.000%, 12/31/22	12/22/16-12/31/18	$313,720	$313,720	$0
KSouth Africa, Ltd., 3.000%, 12/31/22	04/15/13-12/31/18	712,186	1,372,248	0

				$0

BHFTI-127

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Depreciation
EUR	27,486,897	JPMC	05/30/23	USD	29,305,431	$(598,358)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/23	699	USD	144,310,735	$1,304,097

Futures Contracts—Short
30 Day Federal Funds Futures	12/29/23	(110)	USD	(43,815,588)	108,480
U.S. Treasury Note 10 Year Futures	06/21/23	(198)	USD	(22,754,531)	(736,594)
U.S. Treasury Note 5 Year Futures	06/30/23	(221)	USD	(24,201,227)	(604,577)

Net Unrealized Appreciation					$71,406

Swap Agreements

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM.38	(1.000%)	Quarterly	12/20/27	0.222%	USD	2,105,000	$104,794	$158,722	$(53,928)
CDX.NA.HY.40	(5.000%)	Quarterly	06/20/28	0.466%	USD	14,130,000	(195,290)	1,692	(196,982)

Totals							$(90,496)	$160,414	$(250,910)

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.39	1.000%	Quarterly	12/20/27	0.073%	USD	11,500,000	$130,579	$44,604	$85,975

OTC Credit Default Swaps on Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2023 (b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Carnival Corp. 6.650%, due 01/15/28	1.000%	Quarterly	06/20/27	CBNA	1.013%	USD	1,985,000	$(532,615)	$(304,287)	$(228,328)

BHFTI-128

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

OTC Credit Default Swaps on Credit Indices—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2023(b)	Notional Amount (c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Bespoke Kenai 0-5% CDX Tranche (e)	0.000%	Quarterly	12/20/23	CBNA	4.913%	USD	2,100,000	$(620,588)	$(231,533)	$(389,055)
Bespoke Rotorua 0-5% CDX Tranche (e)	0.000%	Quarterly	12/20/23	CBNA	4.556%	USD	2,800,000	(776,651)	(312,632)	(464,019)
Bespoke Rotorua 5-10% CDX Tranche (e)	3.600%	Quarterly	12/20/23	CBNA	0.309%	USD	1,800,000	6,584	—	6,584
CDX.NA.HY.31	5.000%	Quarterly	12/20/23	CBNA	0.218%	USD	8,100,000	161,636	(157,509)	319,145
CDX.NA.HY.31	5.000%	Quarterly	12/20/23	CBNA	0.218%	USD	4,500,000	89,797	(121,142)	210,939
CDX.NA.HY.33	5.000%	Quarterly	12/20/24	CBNA	0.323%	USD	5,700,000	162,469	(180,375)	342,844

Totals								$(976,753)	$(1,003,191)	$26,438

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation) (1)
Receive	1M SOFR	Monthly	06/20/23	MSIP	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	USD 2,625,000	$(130,691)	$—	$(130,691)
Receive	1M SOFR	Quarterly	06/20/23	MSIP	Markit iBoxx USD Liquid Leveraged Loans Total Return Index	USD 2,625,000	(113,589)	—	(113,589)

Totals							$(244,280)	$—	$(244,280)

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(e)	Represents a custom index comprised of a basket of underlying issues.
(1)	There is no upfront payment premium paid or (received) therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc

Currencies

(EUR)—	Euro
(USD)—	United States Dollar

Index Abbreviations

(CDX.EM)—	Markit Emerging Market CDS Index
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(STACR)—	Structured Agency Credit Risk

BHFTI-129

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$328,992,600	$—	$328,992,600
Corporate Bonds & Notes
Aerospace/Defense	—	6,524,920	—	6,524,920
Agriculture	—	3,153,559	—	3,153,559
Airlines	—	5,767,745	—	5,767,745
Auto Manufacturers	—	2,101,554	—	2,101,554
Banks	—	103,581,025	—	103,581,025
Beverages	—	2,800,735	—	2,800,735
Biotechnology	—	3,331,864	—	3,331,864
Commercial Services	—	566,934	—	566,934
Computers	—	1,721,434	—	1,721,434
Cosmetics/Personal Care	—	4,119,467	—	4,119,467
Diversified Financial Services	—	3,165,517	—	3,165,517
Electric	—	18,856,707	—	18,856,707
Electronics	—	1,248,390	—	1,248,390
Healthcare-Products	—	905,331	—	905,331
Healthcare-Services	—	5,529,722	—	5,529,722
Insurance	—	8,738,096	—	8,738,096
Internet	—	2,697,517	—	2,697,517
Lodging	—	1,943,901	—	1,943,901
Media	—	9,362,640	—	9,362,640
Miscellaneous Manufacturing	—	1,575,911	—	1,575,911
Multi-National	—	1,197,690	—	1,197,690
Oil & Gas	—	12,928,957	—	12,928,957
Oil & Gas Services	—	10,261	—	10,261
Packaging & Containers	—	755,641	—	755,641
Pharmaceuticals	—	7,517,917	—	7,517,917
Pipelines	—	12,024,439	—	12,024,439
Real Estate	—	158,337	—	158,337
Real Estate Investment Trusts	—	1,069,250	—	1,069,250
Retail	—	333,159	0	333,159
Semiconductors	—	3,021,308	—	3,021,308
Software	—	905,041	—	905,041
Telecommunications	—	5,421,159	—	5,421,159
Trucking & Leasing	—	564,317	—	564,317
Total Corporate Bonds & Notes	—	233,600,445	0	233,600,445
Total Asset-Backed Securities*	—	82,168,984	—	82,168,984
Total Mortgage-Backed Securities*	—	46,250,148	—	46,250,148
Floating Rate Loans
Aerospace/Defense	—	405,953	—	405,953
Airlines	—	960,222	—	960,222
Apparel	—	109,725	—	109,725

BHFTI-130

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Auto Manufacturers	$—	$168,865	$—	$168,865
Auto Parts & Equipment	—	636,206	—	636,206
Beverages	—	904,253	—	904,253
Chemicals	—	1,182,292	—	1,182,292
Commercial Services	—	1,021,762	—	1,021,762
Computers	—	659,134	—	659,134
Diversified Financial Services	—	1,044,206	—	1,044,206
Electronics	—	61,309	—	61,309
Engineering & Construction	—	168,467	—	168,467
Entertainment	—	926,543	—	926,543
Environmental Control	—	113,196	—	113,196
Food	—	—	—	—
Healthcare-Products	—	125,666	—	125,666
Healthcare-Services	—	456,102	—	456,102
Home Furnishings	—	391,308	—	391,308
Housewares	—	—	—	—
Insurance	—	2,311,621	—	2,311,621
Internet	—	—	—	—
Leisure Time	—	119,400	—	119,400
Machinery-Diversified	—	368,477	—	368,477
Media	—	2,027,776	—	2,027,776
Metal Fabricate/Hardware	—	725,090	—	725,090
Office/Business Equipment	—	424,789	—	424,789
Oil & Gas	—	359,583	—	359,583
Oil & Gas Services	—	—	998,786	998,786
Packaging & Containers	—	394,521	—	394,521
Pharmaceuticals	—	1,433,553	—	1,433,553
Real Estate	—	—	—	—
Retail	—	1,536,399	—	1,536,399
Software (Less Unfunded Loan Commitments of $52,731)	—	2,641,270	—	2,641,270
Telecommunications	—	1,031,583	—	1,031,583
Transportation	—	551,015	—	551,015
Total Floating Rate Loans (Less Unfunded Loan Commitments of $52,731)	—	23,260,286	998,786	24,259,072
Total Municipals*	—	16,935,845	—	16,935,845
Total Foreign Government*	—	7,125,994	—	7,125,994
Common Stocks
Energy Equipment & Services	393,016	—	—	393,016
Oil, Gas & Consumable Fuels	—	1,539,664	—	1,539,664
Retail	—	—	9	9
Total Common Stocks	393,016	1,539,664	9	1,932,689
Total Escrow Shares*	—	7,500	—	7,500
Total Short-Term Investments*	—	12,423,929	—	12,423,929
Securities Lending Reinvestments
Certificates of Deposit	—	7,999,397	—	7,999,397
Commercial Paper	—	5,003,286	—	5,003,286
Repurchase Agreements	—	56,227,980	—	56,227,980
Time Deposits	—	6,000,000	—	6,000,000
Mutual Funds	5,000,000	—	—	5,000,000
Total Securities Lending Reinvestments	5,000,000	75,230,663	—	80,230,663
Total Net Investments	$5,393,016	$827,536,058	$998,795	$833,927,869
Collateral for Securities Loaned (Liability)	$—	$(80,228,008)	$—	$(80,228,008)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	$—	$(598,358)	$—	$(598,358)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$1,412,577	$—	$—	$1,412,577
Futures Contracts (Unrealized Depreciation)	(1,341,171)	—	—	(1,341,171)
Total Futures Contracts	$71,406	$—	$—	$71,406

BHFTI-131

Brighthouse Funds Trust I

Brighthouse/Franklin Low Duration Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$85,975	$—	$85,975
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(250,910)	—	(250,910)
Total Centrally Cleared Swap Contracts	$—	$(164,935)	$—	$(164,935)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$420,486	$—	$420,486
OTC Swap Contracts at Value (Liabilities)	—	(2,174,134)	—	(2,174,134)
Total OTC Swap Contracts	$—	$(1,753,648)	$—	$(1,753,648)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTI-132

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Foreign Government—76.0% of Net Assets

Security Description	Principal Amount*	Value

Australia—4.5%
Australia Government Bonds 0.250%, 11/21/25 (AUD)	8,020,000	$5,000,805
0.500%, 09/21/26 (AUD)	16,630,000	10,222,435
4.250%, 04/21/26 (AUD)	17,260,000	11,971,608

		27,194,848

Brazil—6.0%
Brazil Letras do Tesouro Nacional Zero Coupon, 01/01/25 (BRL)	103,480,000	16,704,472
Brazil Notas do Tesouro Nacional 10.000%, 01/01/27 (BRL)	91,060,000	16,872,313
10.000%, 01/01/31 (BRL)	15,490,000	2,675,872

		36,252,657

Colombia—5.1%
Colombian TES 5.750%, 11/03/27 (COP)	14,348,000,000	2,490,752
6.000%, 04/28/28 (COP)	10,513,000,000	1,805,752
6.250%, 11/26/25 (COP)	20,549,000,000	3,949,583
6.250%, 07/09/36 (COP)	2,495,000,000	337,188
7.000%, 03/26/31 (COP)	9,039,100,000	1,488,281
7.000%, 06/30/32 (COP)	19,600,000,000	3,107,512
7.500%, 08/26/26 (COP)	18,459,100,000	3,563,648
7.750%, 09/18/30 (COP)	54,694,100,000	9,566,277
10.000%, 07/24/24 (COP)	22,869,800,000	4,863,499

		31,172,492

Germany—4.6%
Bundesobligation
Zero Coupon, 10/18/24 (EUR)	3,560,000	3,702,858
Bundesrepublik Deutschland Bundesanleihe 6.250%, 01/04/24 (EUR)	3,491,000	3,880,010
Bundesschatzanweisungen 0.400%, 09/13/24 (EUR)	7,724,000	8,096,980
German Treasury Bills 2.579%, 09/20/23 (EUR) (a)	1,594,000	1,705,736
2.670%, 10/18/23 (EUR) (a)	9,598,000	10,246,649

		27,632,233

Ghana—0.7%
Ghana Government Bonds 8.350%, 02/16/27 (GHS)	6,841,017	515,779
8.500%, 02/15/28 (GHS)	6,841,017	527,587
8.650%, 02/13/29 (GHS)	6,521,359	490,709
8.800%, 02/12/30 (GHS)	6,521,359	477,043
8.950%, 02/11/31 (GHS)	6,294,012	451,631
9.100%, 02/10/32 (GHS)	6,294,012	449,944
9.250%, 02/08/33 (GHS)	6,294,012	445,932
9.400%, 02/07/34 (GHS)	1,818,785	127,702
9.550%, 02/06/35 (GHS)	1,818,785	126,753
9.700%, 02/05/36 (GHS)	1,818,785	125,629
9.850%, 02/03/37 (GHS)	1,818,785	125,491
10.000%, 02/02/38 (GHS)	1,818,785	125,516

		3,989,716

India—4.5%
India Government Bonds 6.790%, 05/15/27 (INR)	1,478,610,000	$17,716,495
7.100%, 04/18/29 (INR)	131,600,000	1,586,375
7.260%, 08/22/32 (INR)	658,300,000	7,978,180

		27,281,050

Indonesia—8.2%
Indonesia Treasury Bonds 5.500%, 04/15/26 (IDR)	155,650,000,000	10,114,733
6.125%, 05/15/28 (IDR)	10,805,000,000	710,221
6.375%, 08/15/28 (IDR)	10,805,000,000	720,655
6.500%, 06/15/25 (IDR)	5,160,000,000	345,193
7.000%, 02/15/33 (IDR)	305,230,000,000	20,666,765
8.375%, 03/15/24 (IDR)	129,140,000,000	8,801,966
10.000%, 09/15/24 (IDR)	122,770,000,000	8,618,711

		49,978,244

Japan—11.4%
Japan Treasury Bills
Zero Coupon, 05/10/23 (JPY) (a)	2,651,000,000	19,971,068
Zero Coupon, 06/19/23 (JPY) (a)	785,700,000	5,920,340
Zero Coupon, 09/20/23 (JPY) (a)	2,814,500,000	21,216,520
Zero Coupon, 12/20/23 (JPY) (a)	314,000,000	2,367,505
Zero Coupon, 02/20/24 (JPY) (a)	2,642,300,000	19,922,950

		69,398,383

Malaysia—7.5%
Malaysia Government Bonds 3.502%, 05/31/27 (MYR)	3,400,000	768,990
3.733%, 06/15/28 (MYR)	51,100,000	11,595,192
3.899%, 11/16/27 (MYR)	81,570,000	18,762,117
3.900%, 11/30/26 (MYR)	10,200,000	2,344,035
3.906%, 07/15/26 (MYR)	52,350,000	12,055,983

		45,526,317

Mexico—2.3%
Mexico Bonos 7.500%, 05/26/33 (MXN)	229,290,000	11,598,486
8.500%, 05/31/29 (MXN)	41,400,000	2,260,389

		13,858,875

Norway—3.9%
Norway Government Bonds 1.500%, 02/19/26 (144A) (NOK)	20,165,000	1,846,356
1.750%, 03/13/25 (144A) (NOK)	33,998,000	3,160,997
2.000%, 05/24/23 (144A) (NOK)	95,585,000	9,113,688
3.000%, 03/14/24 (144A) (NOK)	100,903,000	9,604,087

		23,725,128

Singapore—4.5%
Monetary Authority of Singapore Bill 3.982%, 04/21/23 (SGD)	10,540,000	7,904,600
Singapore Government Bond 2.625%, 08/01/32 (SGD)	9,940,000	7,266,328

BHFTI-133

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Singapore—(Continued)
Singapore Treasury Bill 3.959%, 05/30/23 (SGD) (a)	16,280,000	$12,158,245

		27,329,173

South Korea—9.6%
Korea Treasury Bonds 2.375%, 03/10/27 (KRW)	11,114,000,000	8,253,612
3.125%, 09/10/27 (KRW)	65,573,000,000	50,095,693

		58,349,305

Thailand—3.2%
Bank of Thailand Bond 0.660%, 11/22/23 (THB)	113,580,000	3,299,898
Thailand Government Bonds 0.750%, 09/17/24 (THB)	319,810,000	9,213,968
1.000%, 06/17/27 (THB)	244,740,000	6,875,043

		19,388,909

Total Foreign Government (Cost $490,522,339)		461,077,330

U.S. Treasury & Government Agencies—10.8%

U.S. Treasury—10.8%
U.S. Treasury Notes 1.500%, 10/31/24	15,650,000	14,992,211
1.750%, 12/31/24 (b)	52,891,000	50,742,303

Total U.S. Treasury & Government Agencies (Cost $69,342,141)		65,734,514

Short-Term Investment—12.2%
Security Description	Principal Amount*	Value

Repurchase Agreement—12.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $73,942,141; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $75,407,874.	73,929,204	73,929,204

Total Short-Term Investments (Cost $73,929,204)		73,929,204

Total Investments—99.0% (Cost $633,793,684)		600,741,048
Other assets and liabilities (net)—1.0%		6,107,436

Net Assets—100.0%		$606,848,484

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	The rate shown represents current yield to maturity.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $50,424,750 and the collateral received consisted of non-cash collateral with a value of $51,591,195. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $23,725,128, which is 3.9% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	4,390,000	CBNA	05/08/23	USD	3,028,604	$(90,538)
AUD	4,390,000	DBAG	05/09/23	USD	3,041,436	(103,263)
AUD	8,821,000	DBAG	05/22/23	USD	6,101,221	(194,644)
AUD	8,269,000	JPMC	05/22/23	USD	5,724,629	(187,673)
CAD	15,155,000	HSBC	05/03/23	USD	11,357,037	(138,648)
CAD	9,729,000	BOA	09/11/23	USD	7,060,642	156,554
CAD	3,260,000	CBNA	09/11/23	USD	2,365,945	52,398
CAD	1,290,000	MSCS	09/11/23	USD	936,209	20,743
CLP	2,155,900,000	JPMC	04/10/23	USD	2,687,987	21,874
CLP	1,499,360,000	GSBU	04/18/23	USD	1,792,935	90,156
CLP	1,631,447,676	JPMC	04/20/23	USD	1,990,056	58,537
CLP	1,631,452,324	JPMC	05/08/23	USD	2,024,888	19,932
CLP	3,442,291,280	GSBU	05/09/23	USD	4,240,581	73,350
CLP	2,697,170,000	MSCS	05/17/23	USD	3,364,523	12,172
CLP	85,750,000	GSBU	06/22/23	USD	103,619	3,307
CLP	4,680,680,527	GSBU	06/22/23	USD	5,656,070	180,527
CLP	2,155,900,000	JPMC	07/05/23	USD	2,672,990	12,085

BHFTI-134

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CLP	721,613,030	GSBU	07/26/23	USD	721,613	$175,005
CLP	992,448,360	GSBU	07/26/23	USD	994,437	238,698
CNH	56,822,730	CBNA	06/07/23	USD	8,256,597	53,528
CNH	55,783,810	CBNA	06/21/23	USD	8,216,188	(48,552)
EUR	1,817,470	BBP	04/25/23	USD	1,981,158	(7,801)
EUR	1,817,530	BBP	04/25/23	USD	1,965,588	7,834
EUR	5,064,490	DBAG	04/25/23	USD	5,480,310	18,568
EUR	5,064,510	DBAG	04/25/23	USD	5,511,301	(12,401)
INR	102,619,900	HSBC	04/10/23	USD	1,232,257	16,046
INR	227,293,700	JPMC	06/14/23	USD	2,715,089	39,185
INR	768,000,000	HSBC	06/20/23	USD	9,225,225	77,664
INR	251,201,100	CBNA	06/21/23	USD	3,045,600	(2,957)
INR	87,540,800	JPMC	06/21/23	USD	1,061,487	(1,159)
INR	102,619,900	HSBC	07/10/23	USD	1,241,200	275
INR	113,234,200	JPMC	07/11/23	USD	1,352,260	17,534
JPY	2,667,975,460	BOA	06/15/23	USD	20,078,837	226,905
JPY	3,472,722,990	DBAG	06/15/23	USD	25,890,745	539,864
JPY	3,144,000,000	GSBU	06/15/23	USD	23,646,209	282,516
JPY	1,508,625,880	BOA	06/21/23	USD	11,403,499	88,820
JPY	787,664,730	JPMC	06/21/23	USD	5,938,589	61,636
JPY	750,210,940	BNP	09/20/23	USD	5,741,703	49,110
KRW	39,576,700,000	HSBC	06/26/23	USD	30,488,104	65,976
KRW	3,637,500,000	DBAG	09/20/23	USD	2,771,640	51,318
NZD	4,480,000	BOA	09/20/23	USD	2,741,939	57,160
NZD	5,280,000	CBNA	09/20/23	USD	3,223,546	75,393
NZD	20,030,000	JPMC	09/20/23	USD	12,231,720	283,002

Contracts to Deliver
CLP	2,155,900,000	JPMC	04/10/23	USD	2,698,248	(11,614)
CNH	56,822,730	CBNA	06/07/23	USD	8,338,136	28,010
CNH	55,783,810	CBNA	06/21/23	USD	8,193,140	25,504
EUR	3,635,000	BBP	04/25/23	USD	4,037,376	90,597
EUR	10,129,000	DBAG	04/25/23	USD	10,098,350	(899,428)
INR	102,619,900	HSBC	04/10/23	USD	1,247,734	(569)

Cross Currency Contracts to Buy
CAD	8,014,154	HSBC	05/03/23	EUR	5,889,902	(465,555)
EUR	5,521,549	HSBC	05/03/23	CAD	8,014,154	65,427

Net Unrealized Appreciation						$1,172,408

Securities in the amount of $675,600 and cash in the amount of $1,500,000 have been received at the custodian bank and held as collateral for forward foreign currency exchange contracts.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(BOA)—	Bank of America N.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(HSBC)—	HSBC Bank plc
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(EUR)—	Euro
(GHS)—	Ghana Cedi
(IDR)—	Indonesian Rupiah
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(SGD)—	Singapore Dollar
(THB)—	Thai Baht
(USD)—	United States Dollar

BHFTI-135

Brighthouse Funds Trust I

Brighthouse/Templeton International Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Foreign Government*	$—	$461,077,330	$—	$461,077,330
Total U.S. Treasury & Government Agencies*	—	65,734,514	—	65,734,514
Total Short-Term Investment*	—	73,929,204	—	73,929,204
Total Investments	$—	$600,741,048	$—	$600,741,048

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$3,337,210	$—	$3,337,210
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(2,164,802)	—	(2,164,802)
Total Forward Contracts	$—	$1,172,408	$—	$1,172,408

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-136

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—99.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.5%
Boeing Co. (The) (a) (b)	48,139	$10,226,168
General Dynamics Corp.	52,090	11,887,459
Lockheed Martin Corp.	29,424	13,909,607
Raytheon Technologies Corp.	177,201	17,353,294

		53,376,528

Air Freight & Logistics—0.5%
C.H. Robinson Worldwide, Inc. (b)	66,576	6,615,657
FedEx Corp.	13,163	3,007,614

		9,623,271

Automobiles—0.6%
Ford Motor Co. (b)	234,026	2,948,728
Tesla, Inc. (a)	48,338	10,028,201

		12,976,929

Banks—0.6%
JPMorgan Chase & Co.	102,213	13,319,376

Beverages—2.0%
Constellation Brands, Inc. - Class A	87,041	19,661,691
Monster Beverage Corp. (a)	439,780	23,752,518

		43,414,209

Biotechnology—1.7%
Alnylam Pharmaceuticals, Inc. (a) (b)	7,324	1,467,144
Apellis Pharmaceuticals, Inc. (a) (b)	6,284	414,493
Ascendis Pharma A/S (ADR) (a) (b)	8,642	926,595
Biogen, Inc. (a)	15,623	4,343,663
Celldex Therapeutics, Inc. (a) (b)	20,298	730,322
Cytokinetics, Inc. (a) (b)	69,403	2,442,291
Genmab A/S (ADR) (a) (b)	33,896	1,279,913
Immunocore Holdings plc (ADR) (a) (b)	12,922	638,864
Incyte Corp. (a)	11,935	862,542
Karuna Therapeutics, Inc. (a) (b)	17,665	3,208,671
Moderna, Inc. (a)	10,071	1,546,704
Prothena Corp. plc (a) (b)	10,702	518,726
PTC Therapeutics, Inc. (a) (b)	12,019	582,200
Regeneron Pharmaceuticals, Inc. (a)	7,530	6,187,175
REVOLUTION Medicines, Inc. (a) (b)	27,997	606,415
Roivant Sciences, Ltd. (a) (b)	63,200	466,416
Sarepta Therapeutics, Inc. (a)	5,605	772,537
Seagen, Inc. (a)	3,591	727,070
Syndax Pharmaceuticals, Inc. (a)	22,059	465,886
United Therapeutics Corp. (a)	4,522	1,012,747
Vaxcyte, Inc. (a) (b)	13,191	494,399
Vertex Pharmaceuticals, Inc. (a)	22,115	6,967,773

		36,662,546

Broadline Retail—4.7%
Amazon.com, Inc. (a)	809,623	83,625,960
Etsy, Inc. (a) (b)	146,983	16,363,617

		99,989,577

Building Products—1.0%
Azek Co., Inc. (The) (a) (b)	115,054	$2,708,371
Builders FirstSource, Inc. (a)	83,843	7,443,582
Fortune Brands Innovations, Inc. (b)	67,073	3,939,197
Johnson Controls International plc	83,927	5,054,084
Masterbrand, Inc. (a)	35,365	284,335
Zurn Water Solutions Corp.	108,834	2,324,694

		21,754,263

Capital Markets—4.7%
Ares Management Corp. - Class A	313,133	26,127,817
Goldman Sachs Group, Inc. (The)	47,836	15,647,634
Morgan Stanley	358,390	31,466,642
MSCI, Inc.	27,891	15,610,314
Tradeweb Markets, Inc. - Class A	150,276	11,874,810

		100,727,217

Chemicals—2.9%
Cabot Corp. (b)	111,173	8,520,299
Celanese Corp. (b)	57,983	6,313,769
FMC Corp.	93,656	11,438,207
Ingevity Corp. (a) (b)	55,396	3,961,922
Linde plc	53,609	19,054,783
Livent Corp. (a) (b)	98,064	2,129,950
PPG Industries, Inc.	76,473	10,215,263

		61,634,193

Commercial Services & Supplies—0.5%
Aurora Innovation, Inc. (a) (b)	436,917	607,315
Clean Harbors, Inc. (a)	30,799	4,390,705
Waste Connections, Inc.	45,498	6,327,407

		11,325,427

Communications Equipment—0.4%
Arista Networks, Inc. (a)	55,350	9,291,051

Construction & Engineering—0.3%
Fluor Corp. (a) (b)	145,596	4,500,372
MasTec, Inc. (a) (b)	24,766	2,338,901

		6,839,273

Consumer Finance—1.0%
American Express Co.	127,204	20,982,300

Consumer Staples Distribution & Retail—3.0%
Performance Food Group Co. (a)	857,613	51,748,368
Sysco Corp.	163,295	12,611,273

		64,359,641

Containers & Packaging—0.1%
Ball Corp. (b)	53,605	2,954,172

Diversified Telecommunication Services—0.8%
AT&T, Inc.	873,588	16,816,569

BHFTI-137

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electric Utilities—3.0%
Edison International	154,811	$10,928,109
Exelon Corp.	291,375	12,205,699
NextEra Energy, Inc.	167,603	12,918,839
PG&E Corp. (a) (b)	931,255	15,058,393
Southern Co. (The) (b)	173,833	12,095,300

		63,206,340

Electrical Equipment—0.3%
AMETEK, Inc.	30,716	4,463,956
Emerson Electric Co. (b)	18,823	1,640,236

		6,104,192

Energy Equipment & Services—0.5%
Schlumberger, Ltd.	213,970	10,505,927

Entertainment—1.6%
Activision Blizzard, Inc.	99,097	8,481,712
Spotify Technology S.A. (a)	48,673	6,503,687
Walt Disney Co. (The) (a)	199,839	20,009,879

		34,995,278

Financial Services—2.6%
Block, Inc. (a) (b)	147,809	10,147,088
Equitable Holdings, Inc.	153,829	3,905,718
FleetCor Technologies, Inc. (a)	23,531	4,961,511
Global Payments, Inc.	88,573	9,321,423
PayPal Holdings, Inc. (a)	94,900	7,206,706
Visa, Inc. - Class A (b)	57,550	12,975,223
WEX, Inc. (a)	42,701	7,852,287

		56,369,956

Food Products—1.0%
Hershey Co. (The)	85,644	21,788,690

Gas Utilities—0.5%
Atmos Energy Corp. (b)	85,517	9,608,690

Ground Transportation—0.4%
Knight-Swift Transportation Holdings, Inc. (b)	140,496	7,949,264

Health Care Equipment & Supplies—2.8%
Abbott Laboratories	124,413	12,598,060
Boston Scientific Corp. (a)	246,429	12,328,843
DexCom, Inc. (a)	56,817	6,600,999
Edwards Lifesciences Corp. (a)	121,741	10,071,633
Insulet Corp. (a) (b)	16,518	5,268,581
Stryker Corp.	45,417	12,965,191

		59,833,307

Health Care Providers & Services—4.2%
Agilon Health, Inc. (a) (b)	242,647	5,762,866
AmerisourceBergen Corp. (b)	65,316	10,457,745
Centene Corp. (a)	195,967	12,387,074
Elevance Health, Inc.	25,305	11,635,492
HCA Healthcare, Inc.	41,631	10,977,262

Health Care Providers & Services—(Continued)
Humana, Inc.	25,682	$12,467,584
Laboratory Corp. of America Holdings (b)	13,705	3,144,201
Molina Healthcare, Inc. (a)	28,894	7,728,856
UnitedHealth Group, Inc.	33,088	15,637,058

		90,198,138

Health Care REITs—0.4%
Welltower, Inc. (b)	121,374	8,701,302

Hotel & Resort REITs—0.4%
Ryman Hospitality Properties, Inc.	103,157	9,256,278

Hotels, Restaurants & Leisure—1.7%
Airbnb, Inc. - Class A (a)	139,604	17,366,738
Hyatt Hotels Corp. - Class A (a) (b)	98,385	10,998,459
MGM Resorts International	163,803	7,276,129

		35,641,326

Household Durables—0.3%
DR Horton, Inc.	29,492	2,881,073
Lennar Corp. - Class A	39,868	4,190,526

		7,071,599

Industrial Conglomerates—0.4%
Honeywell International, Inc. (b)	39,113	7,475,277

Industrial REITs—0.4%
Rexford Industrial Realty, Inc. (b)	153,415	9,151,205

Insurance—2.7%
American International Group, Inc.	135,686	6,833,147
Arch Capital Group, Ltd. (a)	122,331	8,302,605
Assured Guaranty, Ltd. (b)	100,491	5,051,683
Chubb, Ltd.	51,290	9,959,492
Marsh & McLennan Cos., Inc.	82,379	13,720,223
Progressive Corp. (The)	47,605	6,810,371
Trupanion, Inc. (a) (b)	150,178	6,441,134

		57,118,655

Interactive Media & Services—8.3%
Alphabet, Inc. - Class A (a)	900,884	93,448,697
Bumble, Inc. - Class A (a) (b)	367,267	7,180,070
Cargurus, Inc. (a) (b)	496,636	9,277,161
Meta Platforms, Inc. - Class A (a)	318,452	67,492,717

		177,398,645

IT Services—1.7%
GoDaddy, Inc. - Class A (a) (b)	139,402	10,834,323
Okta, Inc. (a)	16,519	1,424,599
Snowflake, Inc. - Class A (a) (b)	11,731	1,809,976
VeriSign, Inc. (a)	105,503	22,295,949

		36,364,847

BHFTI-138

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Life Sciences Tools & Services—2.2%
Agilent Technologies, Inc. (b)	86,619	$11,982,872
Danaher Corp.	83,066	20,935,955
ICON plc (a) (b)	27,273	5,825,240
Illumina, Inc. (a) (b)	31,095	7,231,142

		45,975,209

Machinery—1.5%
Caterpillar, Inc.	20,491	4,689,160
Flowserve Corp. (b)	139,206	4,733,004
Fortive Corp. (b)	64,090	4,369,015
Ingersoll Rand, Inc.	37,022	2,153,940
Kennametal, Inc. (b)	71,850	1,981,623
Middleby Corp. (The) (a)	34,050	4,992,071
Westinghouse Air Brake Technologies Corp.	82,860	8,373,832

		31,292,645

Media—0.9%
New York Times Co. (The) - Class A (b)	151,800	5,901,984
Omnicom Group, Inc. (b)	139,957	13,203,543

		19,105,527

Oil, Gas & Consumable Fuels—4.8%
BP plc (ADR)	860,368	32,642,362
ConocoPhillips	202,108	20,051,135
Diamondback Energy, Inc. (b)	26,051	3,521,313
EOG Resources, Inc. (b)	56,297	6,453,325
Marathon Petroleum Corp.	89,405	12,054,476
Shell plc (ADR) (b)	477,324	27,465,223

		102,187,834

Passenger Airlines—0.2%
Delta Air Lines, Inc. (a)	29,131	1,017,255
JetBlue Airways Corp. (a) (b)	273,462	1,990,803
Southwest Airlines Co. (b)	63,550	2,067,917

		5,075,975

Personal Care Products—0.5%
Estee Lauder Cos., Inc. (The) - Class A	46,892	11,557,002

Pharmaceuticals—5.7%
Aclaris Therapeutics, Inc. (a) (b)	45,146	365,231
AstraZeneca plc (ADR) (b)	219,880	15,261,871
Elanco Animal Health, Inc. (a)	203,685	1,914,639
Eli Lilly and Co.	98,700	33,895,554
GSK plc (ADR) (b)	149,652	5,324,618
Intra-Cellular Therapies, Inc. (a)	36,625	1,983,244
Merck & Co., Inc.	234,914	24,992,501
Novartis AG (ADR)	85,643	7,879,156
Pfizer, Inc.	564,853	23,046,002
Zoetis, Inc.	45,928	7,644,256

		122,307,072

Professional Services—0.6%
Genpact, Ltd.	103,490	4,783,308
Science Applications International Corp. (b)	41,723	4,483,553

Professional Services —(Continued)
TriNet Group, Inc. (a) (b)	43,685	3,521,448

		12,788,309

Residential REITs—0.4%
Sun Communities, Inc. (b)	60,696	8,550,852

Semiconductors & Semiconductor Equipment—5.3%
Advanced Micro Devices, Inc. (a)	253,151	24,811,330
KLA Corp.	31,160	12,438,137
Marvell Technology, Inc.	73,477	3,181,554
Micron Technology, Inc.	117,715	7,102,923
NVIDIA Corp.	54,598	15,165,687
ON Semiconductor Corp. (a)	141,779	11,671,247
Teradyne, Inc.	105,722	11,366,172
Texas Instruments, Inc.	149,842	27,872,110

		113,609,160

Software—9.6%
Bentley Systems, Inc. - Class B (b)	22,329	959,924
Ceridian HCM Holding, Inc. (a) (b)	133,386	9,766,523
Guidewire Software, Inc. (a) (b)	33,736	2,768,039
Hashicorp, Inc. - Class A (a) (b)	98,688	2,890,571
HubSpot, Inc. (a)	6,327	2,712,701
Microsoft Corp.	507,791	146,396,145
Palo Alto Networks, Inc. (a) (b)	23,241	4,642,157
Qualtrics International, Inc. - Class A (a)	97,185	1,732,809
Salesforce, Inc. (a)	78,520	15,686,726
SentinelOne, Inc. - Class A (a) (b)	69,242	1,132,799
ServiceNow, Inc. (a)	22,965	10,672,295
Workday, Inc. - Class A (a)	25,742	5,316,753

		204,677,442

Specialty Retail—1.6%
Foot Locker, Inc. (b)	119,727	4,751,965
TJX Cos., Inc. (The)	375,139	29,395,892

		34,147,857

Technology Hardware, Storage & Peripherals—2.6%
Apple, Inc.	341,393	56,295,706

Textiles, Apparel & Luxury Goods—1.0%
NIKE, Inc. - Class B	169,392	20,774,235

Tobacco—1.3%
Philip Morris International, Inc.	282,360	27,459,510

Trading Companies & Distributors—0.2%
United Rentals, Inc.	641	253,682
WESCO International, Inc.	20,267	3,132,062

		3,385,744

Wireless Telecommunication Services—0.7%
T-Mobile U.S., Inc. (a) (b)	109,371	15,841,296

Total Common Stocks (Cost $1,866,192,072)		2,129,816,833

BHFTI-139

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Short-Term Investment—0.3%

Security Description	Principal Amount*	Value

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $7,504,747; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $7,653,567.	7,503,434	$7,503,434

Total Short-Term Investments (Cost $7,503,434)		7,503,434

Securities Lending Reinvestments (c)—12.1%

Certificates of Deposit—2.1%
Bank of America N.A. 4.960%, FEDEFF PRV+0.130%, 09/08/23 (d)	4,000,000	3,995,988
BNP Paribas S.A. 5.020%, SOFR + 0.200%, 09/18/23 (d)	2,000,000	1,997,603
5.070%, SOFR + 0.250%, 09/08/23 (d)	2,000,000	2,000,000
5.270%, SOFR + 0.450%, 10/10/23 (d)	3,000,000	3,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (d)	5,000,000	4,990,320
MUFG Bank Ltd. (NY) 5.030%, SOFR + 0.200%, 08/21/23 (d)	2,000,000	1,998,400
5.050%, SOFR + 0.220%, 08/14/23 (d)	5,000,000	4,996,930
Natixis S.A. 5.270%, SOFR + 0.450%, 06/21/23 (d)	2,000,000	2,000,764
Royal Bank of Canada 5.390%, FEDEFF PRV + 0.560%, 04/10/23 (d)	2,000,000	2,000,156
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (d)	4,000,000	4,002,247
State Street Bank and Trust Co. 5.510%, SOFR + 0.680%, 07/14/23 (d)	2,000,000	2,002,132
Svenska Handelsbanken AB 5.060%, SOFR + 0.230%, 08/08/23 (d)	2,000,000	1,999,280
5.170%, SOFR + 0.340%, 10/31/23 (d)	3,000,000	2,997,894
5.430%, SOFR + 0.600%, 04/12/23 (d)	3,000,000	3,000,372
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV + 0.400%, 02/13/24 (d)	3,000,000	2,997,663

		43,979,749

Commercial Paper—1.1%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (d)	5,000,000	5,001,820
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (d)	7,000,000	7,008,953
LA Banque Postale S.A. 5.020%, SOFR + 0.190%, 09/13/23 (d)	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB 5.510%, SOFR + 0.680%, 05/03/23 (d)	2,000,000	2,000,820
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (d)	7,000,000	7,000,000

		24,011,593

Repurchase Agreements—5.1%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $3,601,449; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $3,684,900.	3,600,000	3,600,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $10,275,958; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $10,200,001.	10,000,000	10,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $27,048,684; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $27,578,626.	27,037,869	27,037,869
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $11,208,997; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $11,474,172.	11,200,000	11,200,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $24,216,638; collateralized by various Common Stock with an aggregate market value of $26,899,981.	24,200,000	24,200,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $4,601,905; collateralized by various Common Stock with an aggregate market value of $5,114,641.	4,600,000	4,600,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $3,014,700; collateralized by various Common Stock with an aggregate market value of $3,333,800.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $800,319; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $816,869.	800,000	800,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $5,002,046; collateralized by various Common Stock with an aggregate market value of $5,558,119.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/03/23 with a maturity value of $15,006,150; collateralized by various Common Stock with an aggregate market value of $16,703,916.	15,000,000	15,000,000

BHFTI-140

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $4,706,423; collateralized by various Common Stock with an aggregate market value of $5,233,894.	4,700,000	$4,700,000

		109,137,869

Time Deposits—2.1%
Banco Santander S.A. (NY) 4.810%, 04/03/23	6,000,000	6,000,000
Barclays (NY) 4.830%, 04/03/23	5,000,000	5,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	5,000,000	5,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	5,000,000	5,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (d)	10,000,000	10,000,000
Rabobank (NY) 4.790%, 04/03/23	11,000,000	11,000,000
Svenska (NY) 4.770%, 04/03/23	4,000,000	4,000,000

		46,000,000

Mutual Funds—1.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (e)	6,000,000	6,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (e)	5,000,000	5,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (e)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (e)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (e)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (e)	10,000,000	10,000,000

		36,000,000

Total Securities Lending Reinvestments (Cost $259,137,914)		259,129,211

Total Investments—112.0% (Cost $2,132,833,420)		2,396,449,478
Other assets and liabilities (net)—(12.0)%		(257,386,631)

Net Assets—100.0%		$2,139,062,847

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $256,764,024 and the collateral received consisted of cash in the amount of $259,137,938 and non-cash collateral with a value of $384,041. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-141

Brighthouse Funds Trust I

Brighthouse/Wellington Large Cap Research Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,129,816,833	$—	$—	$2,129,816,833
Total Short-Term Investment*	—	7,503,434	—	7,503,434
Securities Lending Reinvestments
Certificates of Deposit	—	43,979,749	—	43,979,749
Commercial Paper	—	24,011,593	—	24,011,593
Repurchase Agreements	—	109,137,869	—	109,137,869
Time Deposits	—	46,000,000	—	46,000,000
Mutual Funds	36,000,000	—	—	36,000,000
Total Securities Lending Reinvestments	36,000,000	223,129,211	—	259,129,211
Total Investments	$2,165,816,833	$230,632,645	$—	$2,396,449,478

Collateral for Securities Loaned (Liability)	$—	$(259,137,938)	$—	$(259,137,938)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-142

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—98.6% of Net Assets

Security Description	Shares	Value

Australia—2.8%
Goodman Group (REIT)	970,929	$12,348,393
Rural Funds Group (REIT)	2,742,028	3,669,641
Scentre Group (REIT)	5,838,632	10,833,155

		26,851,189

Austria—0.3%
CA Immobilien Anlagen AG (a)	112,177	3,017,037

Belgium—1.6%
Cofinimmo S.A. (REIT)	64,858	5,737,894
Shurgard Self Storage, Ltd. (b)	77,334	3,699,527
Warehouses De Pauw NV (REIT)	209,329	6,224,502

		15,661,923

Canada—2.3%
Boardwalk Real Estate Investment Trust (REIT) (b)	94,294	3,847,112
Chartwell Retirement Residences	486,938	3,080,518
First Capital Real Estate Investment Trust (REIT) (b)	280,712	3,267,184
H&R Real Estate Investment Trust (REIT) (b)	642,804	5,992,845
Tricon Residential, Inc. (b)	763,847	5,919,814

		22,107,473

China—0.8%
ESR Group, Ltd.	4,001,691	7,150,773

France—2.4%
ICADE (REIT)	99,488	4,690,448
Klepierre S.A. (REIT) (a) (b)	251,634	5,706,359
Mercialys S.A. (REIT)	323,456	3,310,732
Unibail-Rodamco-Westfield (REIT) (a)	88,571	4,771,590
Unibail-Rodamco-Westfield (REIT) (Interim Shares) (a)	90,173	4,829,488

		23,308,617

Germany—0.4%
TAG Immobilien AG	524,090	3,624,883

Hong Kong—6.0%
Hang Lung Properties, Ltd.	2,435,702	4,566,240
Kerry Properties, Ltd.	1,515,081	3,888,725
Link REIT (REIT)	4,546,646	29,157,974
Sino Land Co., Ltd. (b)	4,136,786	5,603,070
Sun Hung Kai Properties, Ltd.	416,248	5,854,500
Wharf Real Estate Investment Co., Ltd.	1,400,460	8,099,749

		57,170,258

Japan—11.5%
Activia Properties, Inc. (REIT)	2,378	6,784,508
AEON REIT Investment Corp. (REIT) (b)	3,085	3,376,509
Daiwa Office Investment Corp. (REIT)	655	2,995,021
GLP J-REIT (REIT)	6,908	7,461,679
Japan Excellent, Inc. (REIT)	3,180	2,875,563
Japan Hotel REIT Investment Corp. (REIT)	13,143	7,451,431
Japan Metropolitan Fund Investment Corp. (REIT)	17,176	12,534,120
Kenedix Office Investment Corp. (REIT)	2,346	5,425,818
LaSalle Logiport (REIT)	10,546	12,246,771

Japan—(Continued)
Mitsui Fudosan Co., Ltd.	1,430,157	26,876,347
Orix JREIT, Inc. (REIT)	8,038	10,196,312
Tokyu Fudosan Holdings Corp.	2,343,068	11,248,905

		109,472,984

Netherlands—0.3%
Eurocommercial Properties NV (REIT)	119,917	2,732,223

Singapore—4.1%
CapitaLand Ascendas REIT	7,451,390	16,088,216
Frasers Centrepoint Trust (REIT)	3,141,000	5,419,972
Frasers Logistics & Industrial Trust (REIT)	11,930,540	11,778,432
Lendlease Global Commercial (REIT)	10,578,720	5,418,168

		38,704,788

Spain—0.9%
Merlin Properties Socimi S.A. (REIT)	931,503	8,165,057

Sweden—0.8%
Catena AB	70,446	2,611,267
Hufvudstaden AB - A Shares (b)	203,742	2,768,001
Pandox AB (a)	205,823	2,574,126

		7,953,394

Switzerland—0.7%
PSP Swiss Property AG	61,809	7,024,222

United Kingdom—3.2%
British Land Co. plc (The) (REIT)	1,528,568	7,339,833
Land Securities Group plc (REIT)	827,646	6,361,408
NewRiver REIT plc (REIT)	3,280,208	3,197,567
Safestore Holdings plc (REIT)	498,883	5,849,833
Shaftesbury Capital PLC (REIT)	1,877,910	2,662,995
UNITE Group plc (The) (REIT)	448,326	5,320,059

		30,731,695

United States—60.5%
Alexandria Real Estate Equities, Inc. (REIT)	184,086	23,119,361
Apartment Income REIT Corp. (REIT)	370,728	13,275,770
Brixmor Property Group, Inc. (REIT)	253,289	5,450,779
Broadstone Net Lease, Inc. (REIT)	320,018	5,443,506
Camden Property Trust (REIT)	64,386	6,750,228
CubeSmart (REIT) (b)	545,272	25,202,472
DiamondRock Hospitality Co. (REIT) (b)	311,071	2,529,007
Digital Realty Trust, Inc. (REIT) (b)	112,916	11,100,772
Equinix, Inc. (REIT)	107,143	77,254,389
Essex Property Trust, Inc. (REIT)	108,407	22,672,240
Four Corners Property Trust, Inc. (REIT) (b)	198,822	5,340,359
Healthpeak Properties, Inc. (REIT)	442,434	9,720,275
Hilton Worldwide Holdings, Inc.	36,903	5,198,526
Hyatt Hotels Corp. - Class A (a) (b)	65,161	7,284,348
Independence Realty Trust, Inc. (REIT) (b)	340,708	5,461,549
Invitation Homes, Inc. (REIT)	1,089,781	34,033,861
Kite Realty Group Trust (REIT) (b)	170,651	3,570,019
Life Storage, Inc. (REIT)	189,690	24,866,462

BHFTI-143

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

United States—(Continued)
Mid-America Apartment Communities, Inc. (REIT)	83,923	$12,675,730
National Retail Properties, Inc. (REIT)	358,671	15,835,325
Park Hotels & Resorts, Inc. (REIT) (b)	536,237	6,627,889
Pebblebrook Hotel Trust (REIT) (b)	408,883	5,740,717
Prologis, Inc. (REIT)	327,041	40,804,906
Public Storage (REIT) (b)	151,184	45,678,734
Rexford Industrial Realty, Inc. (REIT)	452,793	27,009,102
Simon Property Group, Inc. (REIT)	520,756	58,309,049
Spirit Realty Capital, Inc. (REIT) (b)	346,727	13,813,604
STAG Industrial, Inc. (REIT) (b)	121,884	4,122,117
Sun Communities, Inc. (REIT)	212,526	29,940,663
Sunstone Hotel Investors, Inc. (REIT) (b)	648,115	6,403,376
Tanger Factory Outlet Centers, Inc. (REIT) (b)	241,059	4,731,988
Ventas, Inc. (REIT)	329,409	14,279,880
VICI Properties, Inc. (REIT)	130,696	4,263,303

		578,510,306

Total Common Stocks (Cost $991,761,686)		942,186,822

Short-Term Investment—0.9%

Repurchase Agreement—0.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $8,371,287; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $8,537,250.	8,369,822	8,369,822

Total Short-Term Investments (Cost $8,369,822)		8,369,822

Securities Lending Reinvestments (c)—9.2%

Certificates of Deposit—0.8%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (d)	1,000,000	1,001,845
BNP Paribas S.A. 5.270%, SOFR + 0.450%, 10/10/23 (d)	1,000,000	1,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (d)	1,000,000	998,064
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (d)	1,000,000	999,386
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (d)	2,000,000	2,001,124
Svenska Handelsbanken AB 5.170%, SOFR + 0.340%, 10/31/23 (d)	1,000,000	999,298
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV + 0.400%, 02/13/24 (d)	1,000,000	999,221

		7,998,938

Commercial Paper—0.3%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (d)	1,000,000	1,000,364

Commercial Paper—(Continued)
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (d)	1,000,000	1,001,279
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (d)	1,000,000	1,000,000

		3,001,643

Repurchase Agreements—4.5%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $1,100,443; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $1,125,942.	1,100,000	1,100,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $1,600,647; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $1,637,733.	1,600,000	1,600,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $8,240,912; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $8,402,385.	8,237,631	8,237,631
Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $2,009,956; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $2,055,192; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
National Bank Financial Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $5,302,129; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $5,429,742.	5,300,000	5,300,000
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $7,905,431; collateralized by various Common Stock with an aggregate market value of $8,781,399.	7,900,000	7,900,000

BHFTI-144

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $3,801,574; collateralized by various Common Stock with an aggregate market value of $4,225,138.	3,800,000	$3,800,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $400,160; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $408,434.	400,000	400,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $801,093; collateralized by various Common Stock with an aggregate market value of $890,875.	800,000	800,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $10,004,083; collateralized by various Common Stock with an aggregate market value of $11,227,971.	10,000,000	10,000,000

		43,137,631

Time Deposits—0.9%
Barclays (NY) 4.830%, 04/03/23	1,000,000	1,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	2,000,000	2,000,000
DZ Bank AG (NY) 4.770%, 04/03/23	1,000,000	1,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	1,000,000	1,000,000
Svenska (NY) 4.770%, 04/03/23	3,000,000	3,000,000

		8,000,000

Mutual Funds—2.7%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.7100 (e)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 4.7000 (e)	7,000,000	7,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.7300 (e)	2,000,000	2,000,000

Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class 4.7200 (e)	15,000,000	15,000,000

		26,000,000

Total Securities Lending Reinvestments (Cost $88,137,640)		88,138,212

Total Investments—108.7% (Cost $1,088,269,148)		1,038,694,856
Other assets and liabilities (net)—(8.7)%		(83,192,548)

Net Assets—100.0%		$955,502,308

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $90,440,586 and the collateral received consisted of cash in the amount of $88,137,645 and non-cash collateral with a value of $2,345,767. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Ten Largest Industries as of March 31, 2023 (Unaudited)	% of Net Assets
Retail REIT’s	20.8
Industrial REIT’s	14.5
Self Storage REITs	10.6
Data Center REITs	9.2
Multi-Family Residential REITs	7.3
Single-Family Residential REITs	6.7
Diversified Real Estate Activities	5.8
Diversified REIT’s	4.7
Office REIT’s	4.7
Real Estate Operating Companies	4.6

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-145

Brighthouse Funds Trust I

CBRE Global Real Estate Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$26,851,189	$—	$26,851,189
Austria	—	3,017,037	—	3,017,037
Belgium	—	15,661,923	—	15,661,923
Canada	22,107,473	—	—	22,107,473
China	—	7,150,773	—	7,150,773
France	4,829,488	18,479,129	—	23,308,617
Germany	—	3,624,883	—	3,624,883
Hong Kong	—	57,170,258	—	57,170,258
Japan	—	109,472,984	—	109,472,984
Netherlands	—	2,732,223	—	2,732,223
Singapore	—	38,704,788	—	38,704,788
Spain	—	8,165,057	—	8,165,057
Sweden	—	7,953,394	—	7,953,394
Switzerland	—	7,024,222	—	7,024,222
United Kingdom	—	30,731,695	—	30,731,695
United States	578,510,306	—	—	578,510,306
Total Common Stocks	605,447,267	336,739,555	—	942,186,822
Total Short-Term Investment*	—	8,369,822	—	8,369,822
Securities Lending Reinvestments
Certificates of Deposit	—	7,998,938	—	7,998,938
Commercial Paper	—	3,001,643	—	3,001,643
Repurchase Agreements	—	43,137,631	—	43,137,631
Time Deposits	—	8,000,000	—	8,000,000
Mutual Funds	26,000,000	—	—	26,000,000
Total Securities Lending Reinvestments	26,000,000	62,138,212	—	88,138,212
Total Investments	$631,447,267	$407,247,589	$—	$1,038,694,856

Collateral for Securities Loaned (Liability)	$—	$(88,137,645)	$—	$(88,137,645)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-146

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—96.8% of Net Assets

Security Description	Shares	Value

Australia—0.5%
Orica, Ltd.	1,272,274	$13,147,506

Belgium—2.1%
Anheuser-Busch InBev S.A.	747,800	49,864,639

Canada—2.4%
Open Text Corp.	1,231,186	47,489,253
Restaurant Brands International, Inc.	152,820	10,260,335

		57,749,588

China—5.4%
Alibaba Group Holding, Ltd. (a)	4,394,900	55,893,057
Prosus NV (a)	702,832	54,963,220
Vipshop Holdings, Ltd. (ADR) (a)	1,241,544	18,846,638

		129,702,915

Denmark—1.2%
DSV A/S	153,100	29,550,823

France—16.1%
Accor S.A. (a)	1,537,580	50,029,107
BNP Paribas S.A.	1,202,475	71,919,712
Capgemini SE	197,230	36,685,984
Danone S.A.	588,400	36,579,748
Edenred	356,928	21,118,239
Kering S.A.	73,300	47,839,728
Publicis Groupe S.A.	430,051	33,598,012
Valeo	1,814,140	37,332,468
Worldline S.A. (a)	1,226,800	52,138,170

		387,241,168

Germany—28.2%
adidas AG	265,707	46,913,546
Allianz SE	263,200	60,757,625
Bayer AG	984,760	62,725,307
Bayerische Motoren Werke AG	572,807	62,717,641
Brenntag SE	60,000	4,504,289
Continental AG	819,960	61,284,848
Daimler Truck Holding AG (a)	1,484,828	50,146,949
Fresenius Medical Care AG & Co. KGaA (b)	1,094,800	46,428,760
Fresenius SE & Co. KGaA	1,991,400	53,681,454
Henkel AG & Co. KGaA	542,209	39,428,879
Mercedes-Benz Group AG	986,393	75,772,522
SAP SE	372,485	46,857,570
Siemens AG	294,200	47,621,781
ThyssenKrupp AG	2,739,651	19,667,396

		678,508,567

Ireland—2.1%
Ryanair Holdings plc (ADR) (a)	527,970	49,782,291

Italy—2.9%
Intesa Sanpaolo S.p.A.	27,455,300	70,659,991

Japan—2.1%
Fujitsu, Ltd.	171,500	23,180,807
Komatsu, Ltd.	1,145,400	28,416,193

		51,597,000

Luxembourg—0.5%
Eurofins Scientific SE (b)	191,600	12,855,641

Netherlands—2.8%
Akzo Nobel NV	242,500	18,927,666
EXOR NV	597,052	49,199,524

		68,127,190

South Korea—2.1%
NAVER Corp.	317,900	50,042,105

Spain—1.8%
Amadeus IT Group S.A. (a)	642,700	43,033,045

Sweden—3.6%
Sandvik AB	515,100	10,946,592
SKF AB - B Shares (b)	2,048,699	40,426,787
Volvo AB - B Shares (b)	1,688,673	34,830,650

		86,204,029

Switzerland—7.4%
Cie Financiere Richemont S.A. - Class A	36,013	5,772,916
Glencore plc (a)	6,356,265	36,561,908
Holcim AG (a)	673,640	43,454,500
Novartis AG	330,000	30,295,610
Roche Holding AG	100,000	28,618,738
Schindler Holding AG (Participation Certificate)	69,500	15,374,094
Swatch Group AG (The) - Bearer Shares	51,777	17,803,101

		177,880,867

United Kingdom—15.6%
Ashtead Group plc	411,400	25,205,718
CNH Industrial NV	3,450,369	52,781,451
Compass Group plc	738,000	18,556,219
Informa plc	2,424,200	20,716,181
Liberty Global plc - Class A (a)	1,650,400	32,182,800
Lloyds Banking Group plc	126,669,800	74,728,269
Prudential plc	3,202,662	43,800,538
Reckitt Benckiser Group plc	225,900	17,162,648
Schroders plc	8,301,941	47,307,881
Smiths Group plc	555,909	11,781,100
WPP plc	2,591,994	30,751,965

		374,974,770

Total Common Stocks (Cost $2,071,688,114)		2,330,922,135

Preferred Stock—1.5%

South Korea—1.5%
Samsung Electronics Co., Ltd. (Cost $48,439,912)	892,200	37,256,800

BHFTI-147

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Short-Term Investment—1.4%

Security Description	Principal Amount*	Value

Repurchase Agreement—1.4%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $33,581,800; collateralized by U.S. Treasury Note at 2.000%, maturing 02/15/25, with a market value of $34,247,447.	33,575,924	$33,575,924

Total Short-Term Investments (Cost $33,575,924)		33,575,924

Securities Lending Reinvestments (c)—1.9%

Repurchase Agreements—0.9%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $800,322; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $818,867.	800,000	800,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $200,081; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $204,717.	200,000	200,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $3,001,203; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $7,619,166; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $7,768,456.	7,616,132	7,616,132
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $5,503,781; collateralized by various Common Stock with an aggregate market value of $6,113,632.	5,500,000	5,500,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $2,701,118; collateralized by various Common Stock with an aggregate market value of $3,002,072.	2,700,000	2,700,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $300,120; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $306,326.	300,000	300,000

Repurchase Agreements—(Continued)
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,245,594.	2,000,000	2,000,000

		22,116,132

Time Deposit—0.0%
DZ Bank AG (NY) 4.770%, 04/03/23	1,000,000	1,000,000

Mutual Funds—1.0%
Allspring Government Money Market Fund, Select Class 4.690% (d)	600,000	600,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (d)	5,000,000	5,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.760% (d)	600,000	600,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (d)	7,000,000	7,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (d)	2,000,000	2,000,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 4.700% (d)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (d)	7,000,000	7,000,000

		23,200,000

Total Securities Lending Reinvestments (Cost $46,316,132)		46,316,132

Total Investments—101.6% (Cost $2,200,020,082)		2,448,070,991
Other assets and liabilities (net)—(1.6)%		(39,057,055)

Net Assets—100.0%		$2,409,013,936

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $60,101,436 and the collateral received consisted of cash in the amount of $46,316,132 and non-cash collateral with a value of $16,198,768. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

BHFTI-148

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Ten Largest Industries as of March 31, 2023 (Unaudited)	% of Net Assets
Machinery	9.7
Banks	9.0
Automobiles	5.7
Broadline Retail	5.4
Financial Services	5.1
Hotels, Restaurants & Leisure	5.1
Pharmaceuticals	5.0
Textiles, Apparel & Luxury Goods	4.9
Insurance	4.3
Health Care Providers & Services	4.2

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-149

Brighthouse Funds Trust I

Harris Oakmark International Portfolio

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$13,147,506	$—	$13,147,506
Belgium	—	49,864,639	—	49,864,639
Canada	57,749,588	—	—	57,749,588
China	18,846,638	110,856,277	—	129,702,915
Denmark	—	29,550,823	—	29,550,823
France	—	387,241,168	—	387,241,168
Germany	—	678,508,567	—	678,508,567
Ireland	49,782,291	—	—	49,782,291
Italy	—	70,659,991	—	70,659,991
Japan	—	51,597,000	—	51,597,000
Luxembourg	—	12,855,641	—	12,855,641
Netherlands	—	68,127,190	—	68,127,190
South Korea	—	50,042,105	—	50,042,105
Spain	—	43,033,045	—	43,033,045
Sweden	—	86,204,029	—	86,204,029
Switzerland	—	177,880,867	—	177,880,867
United Kingdom	32,182,800	342,791,970	—	374,974,770
Total Common Stocks	158,561,317	2,172,360,818	—	2,330,922,135
Total Preferred Stock*	—	37,256,800	—	37,256,800
Total Short-Term Investment*	—	33,575,924	—	33,575,924
Securities Lending Reinvestments
Repurchase Agreements	—	22,116,132	—	22,116,132
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	23,200,000	—	—	23,200,000
Total Securities Lending Reinvestments	23,200,000	23,116,132	—	46,316,132
Total Investments	$181,761,317	$2,266,309,674	$—	$2,448,070,991

Collateral for Securities Loaned (Liability)	$—	$(46,316,132)	$—	$(46,316,132)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-150

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—5.0% of Net Assets

Security Description	Principal Amount*	Value

U.S. Treasury—5.0%
U.S. Treasury Floating Rate Notes
4.656%, 3M USTBMM - 0.075%, 04/30/24 (a)	30,700,000	$30,650,398
4.768%, 3M USTBMM + 0.037%, 07/31/24 (a)	29,400,000	29,373,863

Total U.S. Treasury & Government Agencies (Cost $60,099,984)		60,024,261

Municipals—2.0%
New York State Housing Finance Agency 4.850%, 11/01/46 (a)	10,000,000	10,000,000
Port of Portland OR Airport Revenue 4.600%, 07/01/26 (a)	14,235,000	14,235,000

Total Municipals (Cost $24,235,005)		24,235,000

Short-Term Investments—87.1%

Certificate of Deposit—4.2%
Bank of Nova Scotia 5.560%, SOFR + 0.740%, 08/09/23 (a)	20,000,000	20,031,604
MUFG Bank, Ltd. (NY) 4.960%, SOFR + 0.140%, 07/10/23 (a)	20,000,000	19,987,435
Natixis S.A. 4.950%, 05/08/23	10,000,000	10,000,228

		50,019,267

Commercial Paper—56.4%
ABN AMRO Funding USA LLC 4.767%, 06/01/23 (b)	35,000,000	34,704,096
Anglesea Funding LLC 4.685%, 05/02/23 (144A) (b)	19,500,000	19,414,079
BofA Securities, Inc. 5.169%, 06/22/23 (b)	9,000,000	8,895,897
Britannia Funding Co. LLC 3.991%, 04/06/23 (144A) (b)	23,600,000	23,580,974
Caterpillar Financial Services Corp. 4.756%, 04/25/23 (b)	5,500,000	5,481,541
CDP Financial, Inc.
5.052%, 06/13/23 (144A) (b)	10,000,000	9,895,598
5.116%, 06/21/23 (144A) (b)	24,000,000	23,719,615
Citigroup Global Markets, Inc. 5.360%, SOFR + 0.780%, 05/25/23 (144A) (a)	25,000,000	25,023,960
Collateralized Commercial Paper FLEX Co. LLC 5.250%, 11/01/23 (144A)	10,000,000	9,991,570
Concord Minutemen Capital Co. LLC 5.070%, SOFR + 0.250%, 08/14/23 (144A) (a)	15,000,000	14,992,575
Dexia Credit Local S.A. 4.819%, 04/21/23 (144A) (b)	22,000,000	21,937,938
Emory University
4.620%, 04/06/23	22,000,000	21,995,956
5.050%, 06/27/23	14,000,000	14,001,670
European Investment Bank 4.930%, 05/16/23 (b)	35,000,000	34,787,525

Commercial Paper—(Continued)
Export Development Canada
4.858%, 06/20/23 (b)	10,000,000	9,888,760
5.208%, 11/10/23 (b)	10,000,000	9,682,604
FMS Wertmanagement
4.810%, 04/18/23 (b)	15,000,000	14,964,022
4.866%, 05/26/23 (b)	15,000,000	14,883,333
Gotham Funding Corp. 4.494%, 04/17/23 (144A) (b)	15,000,000	14,965,419
GTA Funding LLC 4.903%, 05/04/23 (144A) (b)	14,600,000	14,531,566
Johnson & Johnson
4.739%, 05/01/23 (144A) (b)	11,000,000	10,954,524
5.013%, 08/14/23 (144A) (b)	15,500,000	15,208,276
LMA-Americas LLC
5.108%, 05/15/23 (144A) (b)	12,519,000	12,435,279
5.115%, 07/05/23 (144A) (b)	12,300,000	12,119,666
LVMH Moet Hennessy Louis Vuitton, Inc. 4.755%, 05/22/23 (144A) (b)	10,000,000	9,929,468
Nestle Finance International Ltd. 4.775%, 05/31/23 (144A) (b)	5,000,000	4,959,562
New York Life Capital Corp. 3.476%, 04/04/23 (b)	20,000,000	19,989,298
Novartis Finance Corp.
3.137%, 04/03/23 (b)	15,000,000	14,994,020
3.469%, 04/04/23 (144A) (b)	4,600,000	4,597,554
4.857%, 05/15/23 (b)	16,000,000	15,903,200
Old Line Funding LLC 5.160%, FEDL01 + 0.330%, 11/13/23 (144A) (a)	30,000,000	29,989,380
Ontario Teachers’ Finance Trust 4.913%, 05/04/23 (144A) (b)	8,500,000	8,461,218
PACCAR Financial Corp. 4.462%, 04/13/23 (b)	15,000,000	14,973,827
Pacific Life Short Term Funding LLC
4.319%, 04/12/23 (144A) (b)	11,100,000	11,082,107
4.385%, 04/10/23 (144A) (b)	15,000,000	14,979,892
Procter & Gamble Co. (The)
4.284%, 04/13/23 (b)	9,200,000	9,184,063
4.419%, 04/19/23 (144A) (b)	11,000,000	10,972,104
Siemens Capital Co. LLC 3.110%, 04/03/23 (144A) (b)	35,000,000	34,986,046
TotalEnergies Capital Canada, Ltd.
4.312%, 04/10/23 (144A) (b)	10,000,000	9,986,467
4.713%, 04/20/23 (144A) (b)	27,000,000	26,926,185
Toyota Finance Australia, Ltd. 4.860%, 05/10/23 (b)	15,000,000	14,917,717
Toyota Motor Credit Corp. 5.151%, 08/16/23 (b)	20,000,000	19,609,077

		674,497,628

Mutual Funds—22.1%
STIC (Global Series) plc - U.S. Dollar Liquidity Portfolio, Institutional Class 4.840% (c) (d)	185,170,401	185,170,401
STIT-Government & Agency Portfolio, Institutional Class 4.730% (c) (d)	48,144,911	48,144,911
STIT-Treasury Portfolio, Institutional Class 4.720% (c) (d)	31,326,798	31,326,798

		264,642,110

BHFTI-151

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—4.4%
U.S. Treasury Bills
4.556%, 06/15/23 (b)	25,000,000	$24,764,715
4.571%, 06/08/23 (b)	28,000,000	27,765,984

		52,530,699

Total Short-Term Investments (Cost $1,041,791,817)		1,041,689,704

Total Investments—94.1% (Cost $1,126,126,806)		1,125,948,965
Other assets and liabilities (net)—5.9%		70,196,291

Net Assets—100.0%		$1,196,145,256

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	The rate shown represents current yield to maturity.
(c)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(d)	Affiliated Issuer.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $395,641,022, which is 33.1% of net assets.

Futures Contracts

Futures Contracts - Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Australian 10 Year Treasury Bond Futures	06/15/23	1,337	AUD	164,299,157	$1,696,086
Brent Crude Oil Futures	05/31/23	267	USD	21,287,910	(968,036)
Canada Government Bond 10 Year Futures	06/21/23	1,050	CAD	132,468,000	3,873,201
Euro STOXX 50 Index Futures	06/16/23	1,310	EUR	55,819,100	2,321,549
Euro-Bund Futures	06/08/23	1,021	EUR	138,692,640	5,562,718
FTSE 100 Index Futures	06/16/23	795	GBP	60,730,050	322,629
Japanese Government 10 Year Bond Futures	06/13/23	99	JPY	14,663,880,000	2,042,254
MSCI Emerging Markets Index Mini Futures	06/16/23	1,210	USD	60,227,750	1,530,553
New York Harbor ULSD Futures	04/28/23	211	USD	23,223,757	(1,732,077)
RBOB Gasoline Futures	04/28/23	245	USD	27,587,490	823,513
Russell 2000 Index E-Mini Futures	06/16/23	725	USD	65,739,375	(467,268)
S&P 500 Index E-Mini Futures	06/16/23	83	USD	17,171,663	437,042
Silver Futures	05/26/23	24	USD	2,898,720	279,588
TOPIX Index Futures	06/08/23	663	JPY	13,283,205,000	(719,009)
U.S. Treasury Long Bond Futures	06/21/23	622	USD	81,579,188	3,292,080
United Kingdom Long Gilt Bond Futures	06/28/23	1,133	GBP	117,095,550	3,708,661
WTI Light Sweet Crude Oil Futures	10/20/23	142	USD	10,510,840	(298,121)

Net Unrealized Appreciation					$21,705,363

BHFTI-152

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Swap Agreements

OTC Total Return Swaps

Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	0.260%	Monthly	11/20/23	BBP	Barclays Copper Excess Return Index	USD	10,293,149	$584,040	$—	$584,040
Pay	0.170%	Monthly	02/21/24	BBP	Barclays Corn Seasonal Excess Return Index	USD	404,792	15,702	—	15,702
Pay	0.190%	Monthly	02/21/24	BBP	Barclays Soymeal Seasonal Excess Return Index	USD	4,294,851	(111,324)	—	(111,324)
Pay	0.190%	Monthly	02/21/24	BBP	Barclays Soybeans Seasonal Excess Return Index	USD	8,175,449	5,545	—	5,545
Pay	0.270%	Monthly	02/06/24	CIBC	CIBC Dynamic Roll LME Copper Excess Return Index	USD	23,608,732	157,498	—	157,498
Pay	0.280%	Monthly	02/21/24	CIBC	CIBC Seasonal Enhanced Cotton Index	USD	6,883,402	97,066	—	97,066
Pay	0.260%	Monthly	02/21/24	CIBC	CIBC Seasonally Enhanced Soybean Oil Index	USD	1,440,964	(9,778)	—	(9,778)
Pay	0.140%	Monthly	02/21/24	CIBC	CIBC Soymeal Commodity Index	USD	9,627,332	(267,149)	—	(267,149)
Pay	0.200%	Monthly	03/06/24	CG	Cargill Coffee Front Index	USD	5,559,610	(216,500)	—	(216,500)
Pay	0.240%	Monthly	02/21/24	CG	Cargill Soybean Oil Index	USD	8,048,457	(158,101)	—	(158,101)
Pay	0.200%	Monthly	02/21/24	CG	Cargill Sugar Index 2	USD	14,089,068	665,947	—	665,947
Pay	0.220%	Monthly	02/21/24	CG	Cargill Wheat Index	USD	635,576	18,418	—	18,418
Pay	0.180%	Monthly	02/21/24	GSI	Goldman Sachs GSCI Corn Enhanced Excess Return Index	USD	5,477,561	298,748	—	298,748
Pay	0.250%	Monthly	02/21/24	GSI	S&P GSCI Soybean Oil Excess Return Index	USD	8,107,350	(205,604)	—	(205,604)
Pay	0.140%	Monthly	02/21/24	GSI	S&P GSCI Soybeans Total/Excess Return Strategy Index	USD	6,201,834	(66,404)	—	(66,404)
Pay	0.250%	Monthly	02/06/24	JPMC	JPMorgan Contag Gas Oil Excess Return Index	USD	25,495,117	(42,326)	—	(42,326)
Pay	0.090%	Monthly	11/01/23	JPMC	S&P GSCI Gold Excess Return Index	USD	17,762,995	177,037	—	177,037
Pay	0.300%	Monthly	02/08/24	MBL	Macquarie Dynamic Roll Aluminum Excess Return Index	USD	11,908,617	217,942	—	217,942
Pay	0.170%	Monthly	02/21/24	MBL	Macquarie Soymeal Excess Return Index	USD	8,957,238	401,668	—	401,668
Pay	0.120%	Monthly	02/21/24	MLI	Merrill Lynch Corn Excess Return Strategy Index	USD	5,792,191	—	—	—
Pay	0.180%	Monthly	02/21/24	MLI	Merrill Lynch Cotton Excess Return Strategy Index	USD	6,925,403	—	—	—
Pay	0.140%	Monthly	11/01/23	MLI	Merrill Lynch Gold Excess Return Index	USD	7,358,416	—	—	—
Pay	0.250%	Monthly	06/26/23	MLI	Merrill Lynch Natural Gas Excess Return Index	USD	11,634,962	—	—	—
Pay	0.300%	Monthly	07/10/23	MSCS	Morgan Stanley GSCI Aluminum Dynamic Roll Index	USD	15,429,572	732,079	—	732,079
Pay	0.180%	Monthly	02/21/24	RBC	RBC Soybean Enhanced Excess Return Index	USD	8,234,154	—	—	—
Pay	0.280%	Monthly	02/21/24	RBC	RBC Cotton Enhanced Excess Return Index	USD	3,923,063	—	—	—
Pay	0.200%	Monthly	02/21/24	RBC	RBC Sugar Enhanced Excess Return Index	USD	7,448,688	—	—	—
Pay	0.180%	Monthly	03/11/24	RBC	RBC Coffee Enhanced Excess Return Index	USD	408,979	—	—	—

Totals								$2,294,504	$—	$2,294,504

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Cash in the amount of $1,240,000 has been received at the custodian bank and held in a segregated account as collateral for OTC swap contracts.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(CG)—	Cargill, Inc.
(CIBC)—	Canadian Imperial Bank of Commerce
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MBL)—	Macquarie Bank, Ltd.
(MLI)—	Merill Lynch International
(MSCS)—	Morgan Stanley Capital Services LLC
(RBC)—	Royal Bank of Canada

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDL01)—	Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate
(USTBMM)—	U.S. Treasury Bill Money Market Yield

BHFTI-153

Brighthouse Funds Trust I

Invesco Balanced-Risk Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$60,024,261	$—	$60,024,261
Total Municipals*	—	24,235,000	—	24,235,000
Short-Term Investments
Certificate of Deposit	—	50,019,267	—	50,019,267
Commercial Paper	—	674,497,628	—	674,497,628
Mutual Funds	264,642,110	—	—	264,642,110
U.S. Treasury	—	52,530,699	—	52,530,699
Total Short-Term Investments	264,642,110	777,047,594	—	1,041,689,704
Total Investments	$264,642,110	$861,306,855	$—	$1,125,948,965

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$25,889,874	$—	$—	$25,889,874
Futures Contracts (Unrealized Depreciation)	(4,184,511)	—	—	(4,184,511)
Total Futures Contracts	$21,705,363	$—	$—	$21,705,363
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$3,371,690	$—	$3,371,690
OTC Swap Contracts at Value (Liabilities)	—	(1,077,186)	—	(1,077,186)
Total OTC Swap Contracts	$—	$2,294,504	$—	$2,294,504

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-154

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—96.7% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.0%
Textron, Inc.	260,751	$18,416,843

Air Freight & Logistics—2.3%
FedEx Corp.	184,613	42,182,224

Automobiles—1.7%
General Motors Co.	841,778	30,876,417

Banks—10.9%
Bank of America Corp.	1,487,809	42,551,337
Citigroup, Inc.	502,390	23,557,067
Citizens Financial Group, Inc.	638,929	19,404,274
Fifth Third Bancorp	689,392	18,365,403
Huntington Bancshares, Inc.	1,638,932	18,356,038
JPMorgan Chase & Co.	176,167	22,956,322
M&T Bank Corp.	124,053	14,833,017
Wells Fargo & Co.	1,124,952	42,050,706

		202,074,164

Beverages—1.2%
Coca-Cola Co. (The)	349,219	21,662,055

Broadline Retail—0.7%
eBay, Inc.	275,586	12,227,751

Building Products—1.9%
Johnson Controls International plc	599,933	36,127,965

Capital Markets—3.7%
Goldman Sachs Group, Inc. (The)	73,614	24,079,876
Morgan Stanley	120,880	10,613,264
State Street Corp.	436,083	33,007,122

		67,700,262

Chemicals—1.7%
BASF SE	199,593	10,467,864
CF Industries Holdings, Inc.	290,821	21,081,614

		31,549,478

Communications Equipment—3.5%
Cisco Systems, Inc.	816,396	42,677,101
F5, Inc. (a)	151,990	22,143,423

		64,820,524

Containers & Packaging—1.5%
International Paper Co.	753,747	27,180,117

Electrical Equipment—3.3%
Eaton Corp. plc	187,850	32,186,219
Emerson Electric Co.	340,293	29,653,132

		61,839,351

Food Products—1.3%
Kraft Heinz Co. (The)	604,669	23,382,550

Health Care Equipment & Supplies—3.4%
Baxter International, Inc.	231,288	9,381,041
Becton Dickinson & Co.	93,627	23,176,428
Dentsply Sirona, Inc.	245,951	9,660,955
Medtronic plc	246,779	19,895,323

		62,113,747

Health Care Providers & Services—9.1%
CVS Health Corp.	404,921	30,089,680
Elevance Health, Inc.	90,541	41,631,657
HCA Healthcare, Inc.	56,588	14,921,124
Henry Schein, Inc. (a) (b)	280,973	22,910,538
Humana, Inc.	34,859	16,922,650
McKesson Corp.	65,614	23,361,865
Universal Health Services, Inc. - Class B	139,480	17,727,908

		167,565,422

Hotels, Restaurants & Leisure—2.7%
Booking Holdings, Inc. (a)	9,150	24,269,551
Las Vegas Sands Corp. (a)	444,082	25,512,511

		49,782,062

Household Products—1.4%
Kimberly-Clark Corp.	192,148	25,790,105

Industrial Conglomerates—1.4%
General Electric Co.	274,347	26,227,573

Insurance—2.9%
Allstate Corp. (The)	136,142	15,085,895
American International Group, Inc.	756,159	38,080,167

		53,166,062

Interactive Media & Services—3.0%
Alphabet, Inc. - Class A (a)	118,674	12,310,054
Meta Platforms, Inc. - Class A (a)	199,656	42,315,093

		54,625,147

IT Services—2.7%
Cognizant Technology Solutions Corp. - Class A	450,662	27,458,836
DXC Technology Co. (a)	910,108	23,262,360

		50,721,196

Machinery—3.4%
Caterpillar, Inc.	148,398	33,959,398
Westinghouse Air Brake Technologies Corp.	286,000	28,903,160

		62,862,558

Media—1.4%
Comcast Corp. - Class A	661,607	25,081,521

Multi-Utilities—1.5%
Dominion Energy, Inc.	507,195	28,357,273

BHFTI-155

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—10.3%
Chevron Corp.	288,206	$47,023,691
ConocoPhillips	273,202	27,104,370
Devon Energy Corp.	183,427	9,283,241
Exxon Mobil Corp.	159,288	17,467,522
Hess Corp.	136,668	18,086,643
Marathon Oil Corp.	811,426	19,441,767
Pioneer Natural Resources Co.	77,195	15,766,307
Suncor Energy, Inc.	1,163,614	36,130,215

		190,303,756

Personal Care Products—1.0%
Haleon plc	4,684,938	18,690,743

Pharmaceuticals—6.4%
Bristol-Myers Squibb Co.	327,996	22,733,403
Johnson & Johnson	185,649	28,775,595
Merck & Co., Inc.	300,443	31,964,131
Sanofi (ADR)	652,391	35,503,118

		118,976,247

Semiconductors & Semiconductor Equipment—4.0%
Intel Corp.	524,958	17,150,378
NXP Semiconductors NV	188,630	35,174,779
QUALCOMM, Inc.	176,768	22,552,062

		74,877,219

Software—2.1%
Microsoft Corp.	133,641	38,528,700

Specialty Retail—0.4%
Ross Stores, Inc.	74,195	7,874,315

Textiles, Apparel & Luxury Goods—0.9%
Ralph Lauren Corp.	148,234	17,294,461

Tobacco—2.8%
Philip Morris International, Inc.	524,075	50,966,294

Wireless Telecommunication Services—1.2%
T-Mobile U.S., Inc. (a)	159,949	23,167,013

Total Common Stocks (Cost $1,396,535,313)		1,787,011,115

Short-Term Investment—3.1%
Security Description	Principal Amount*	Value

Repurchase Agreement—3.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $57,114,047; collateralized by U.S. Treasury Notes with rates ranging from 1.750% - 3.875%, maturity dates ranging from 03/15/25 - 03/31/25, and an aggregate market value of $58,246,219.	57,104,054	57,104,054

Total Short-Term Investments (Cost $57,104,054)		57,104,054

Securities Lending Reinvestments (c)—0.0%

Repurchase Agreements—0.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $1,799; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $1,834.	1,798	1,798
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $1,799; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $1,834.	1,798	1,798
Goldman Sachs & Co. Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $981; collateralized by U.S. Treasury Obligations at 0.250%, maturing 01/15/25, and an aggregate market value of $1,001.	981	981
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $1,799; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $1,835.	1,799	1,799
ING Financial Markets LLC Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $1,799; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 4.625%, maturity dates ranging from 07/13/23 - 05/15/42, and an aggregate market value of $1,834.	1,799	1,799

		8,175

Total Securities Lending Reinvestments (Cost $8,177)		8,175

Total Investments—99.8% (Cost $1,453,647,544)		1,844,123,344
Other assets and liabilities (net)—0.2%		4,398,623

Net Assets—100.0%		$1,848,521,967

BHFTI-156

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $8,154 and the collateral received consisted of cash in the amount of $8,175. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CAD	2,017,372	DBAG	04/14/23	USD	1,470,310	$22,606
CAD	499,915	RBC	04/14/23	USD	366,006	3,946
CAD	615,779	RBC	04/14/23	USD	451,004	4,691
CAD	631,700	RBC	04/14/23	USD	459,851	7,626
CAD	706,896	RBC	04/14/23	USD	514,936	8,188
CAD	1,320,154	RBC	04/14/23	USD	965,508	11,446
EUR	428,399	RBC	04/14/23	USD	460,529	4,325
GBP	187,398	RBC	04/14/23	USD	230,885	336
GBP	241,275	RBC	04/14/23	USD	293,989	3,709

Contracts to Deliver
CAD	27,430,171	CIBC	04/14/23	USD	19,874,157	(424,987)
CAD	657,222	DBAG	04/14/23	USD	479,808	(6,556)
CAD	482,326	GSI	04/14/23	USD	354,651	(2,285)
CAD	771,264	RBC	04/14/23	USD	562,426	(8,332)
CAD	605,392	RBC	04/14/23	USD	447,758	(250)
EUR	1,243,450	GSI	04/14/23	USD	1,339,303	(9,961)
EUR	639,195	GSI	04/14/23	USD	693,820	232
EUR	19,498,899	RBC	04/14/23	USD	20,602,985	(555,206)
GBP	204,967	DBAG	04/14/23	USD	248,469	(4,431)
GBP	7,497,072	RBC	04/14/23	USD	8,879,502	(370,795)
GBP	245,959	RBC	04/14/23	USD	302,221	(1,257)

Net Unrealized Depreciation						$(1,316,955)

Glossary of Abbreviations

Counterparties

(CIBC)—	Canadian Imperial Bank of Commerce
(DBAG)—	Deutsche Bank AG
(GSI)—	Goldman Sachs International
(RBC)—	Royal Bank of Canada

Currencies

(CAD)—	Canadian Dollar
(EUR)—	Euro
(GBP)—	British Pound
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-157

Brighthouse Funds Trust I

Invesco Comstock Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$18,416,843	$—	$—	$18,416,843
Air Freight & Logistics	42,182,224	—	—	42,182,224
Automobiles	30,876,417	—	—	30,876,417
Banks	202,074,164	—	—	202,074,164
Beverages	21,662,055	—	—	21,662,055
Broadline Retail	12,227,751	—	—	12,227,751
Building Products	36,127,965	—	—	36,127,965
Capital Markets	67,700,262	—	—	67,700,262
Chemicals	21,081,614	10,467,864	—	31,549,478
Communications Equipment	64,820,524	—	—	64,820,524
Containers & Packaging	27,180,117	—	—	27,180,117
Electrical Equipment	61,839,351	—	—	61,839,351
Food Products	23,382,550	—	—	23,382,550
Health Care Equipment & Supplies	62,113,747	—	—	62,113,747
Health Care Providers & Services	167,565,422	—	—	167,565,422
Hotels, Restaurants & Leisure	49,782,062	—	—	49,782,062
Household Products	25,790,105	—	—	25,790,105
Industrial Conglomerates	26,227,573	—	—	26,227,573
Insurance	53,166,062	—	—	53,166,062
Interactive Media & Services	54,625,147	—	—	54,625,147
IT Services	50,721,196	—	—	50,721,196
Machinery	62,862,558	—	—	62,862,558
Media	25,081,521	—	—	25,081,521
Multi-Utilities	28,357,273	—	—	28,357,273
Oil, Gas & Consumable Fuels	190,303,756	—	—	190,303,756
Personal Care Products	—	18,690,743	—	18,690,743
Pharmaceuticals	118,976,247	—	—	118,976,247
Semiconductors & Semiconductor Equipment	74,877,219	—	—	74,877,219
Software	38,528,700	—	—	38,528,700
Specialty Retail	7,874,315	—	—	7,874,315
Textiles, Apparel & Luxury Goods	17,294,461	—	—	17,294,461
Tobacco	50,966,294	—	—	50,966,294
Wireless Telecommunication Services	23,167,013	—	—	23,167,013
Total Common Stocks	1,757,852,508	29,158,607	—	1,787,011,115
Total Short-Term Investment*	—	57,104,054	—	57,104,054
Total Securities Lending Reinvestments*	—	8,175	—	8,175
Total Investments	$1,757,852,508	$86,270,836	$—	$1,844,123,344

Collateral for Securities Loaned (Liability)	$—	$(8,175)	$—	$(8,175)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$67,105	$—	$67,105
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,384,060)	—	(1,384,060)
Total Forward Contracts	$—	$(1,316,955)	$—	$(1,316,955)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-158

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—100.2% of Net Assets

Security Description	Shares	Value

Canada—0.2%
Canadian Pacific Railway, Ltd. (a)	33,493	$2,576,951

China—4.9%
JD.com, Inc. (ADR)	845,872	37,125,322
Meituan - Class B (144A) (b)	432,500	7,855,766
Tencent Holdings, Ltd.	153,600	7,505,410
Yum China Holdings, Inc.	17,177	1,088,850

		53,575,348

Denmark—4.3%
Novo Nordisk A/S - Class B	293,457	46,569,452

France—14.7%
Airbus SE	368,467	49,362,153
Dassault Systemes SE	117,335	4,845,930
EssilorLuxottica S.A.	34,317	6,195,124
Kering S.A.	43,442	28,352,707
LVMH Moet Hennessy Louis Vuitton SE	76,095	69,737,853
Pernod Ricard S.A.	8,271	1,874,041

		160,367,808

Germany—2.3%
Allianz SE	14,787	3,413,461
SAP SE	172,121	21,652,340

		25,065,801

India—4.8%
DLF, Ltd.	7,700,489	33,476,237
HDFC Bank, Ltd.	112,189	2,204,884
ICICI Bank, Ltd. (ADR) (a)	800,896	17,283,336

		52,964,457

Israel—0.7%
Nice, Ltd. (ADR) (a) (b)	34,111	7,807,667

Italy—0.9%
Brunello Cucinelli S.p.A.	101,738	10,107,790

Japan—6.6%
Hoya Corp.	15,800	1,747,214
Keyence Corp.	77,400	37,946,633
Murata Manufacturing Co., Ltd.	281,700	17,201,687
Omron Corp.	46,700	2,732,463
TDK Corp.	347,000	12,453,003

		72,081,000

Netherlands—1.4%
ASML Holding NV	21,383	14,610,895
Universal Music Group NV	43,941	1,110,786

		15,721,681

Spain—1.4%
Amadeus IT Group S.A. (b)	221,349	14,820,790

Sweden—4.1%
Assa Abloy AB - Class B	806,284	19,358,748
Atlas Copco AB - A Shares	2,030,587	25,744,816

		45,103,564

Switzerland—0.9%
Lonza Group AG	17,104	10,287,460

United States—53.0%
Adobe, Inc. (b)	85,218	32,840,461
Agilent Technologies, Inc.	143,203	19,810,703
Alphabet, Inc. - Class A (b)	1,068,842	110,870,981
Amazon.com, Inc. (b)	96,565	9,974,199
Analog Devices, Inc.	307,579	60,660,730
Avantor, Inc. (a) (b)	244,669	5,172,303
Boston Scientific Corp. (b)	73,090	3,656,693
Charles River Laboratories International, Inc. (b)	17,608	3,553,647
Charter Communications, Inc. - Class A (a) (b)	13,735	4,911,773
Danaher Corp. (a)	23,242	5,857,914
Datadog, Inc. - Class A (b)	28,291	2,055,624
Ecolab, Inc.	22,347	3,699,099
Equifax, Inc. (a)	101,315	20,550,735
Fidelity National Information Services, Inc.	55,526	3,016,728
IDEXX Laboratories, Inc. (b)	9,341	4,671,247
Illumina, Inc. (a) (b)	39,208	9,117,820
Intuit, Inc.	110,770	49,384,589
Intuitive Surgical, Inc. (b)	34,594	8,837,729
IQVIA Holdings, Inc. (a) (b)	52,959	10,533,015
Lam Research Corp.	3,635	1,926,986
Marriott International, Inc. - Class A	44,156	7,331,662
Marvell Technology, Inc.	318,055	13,771,781
Meta Platforms, Inc. - Class A (b)	285,191	60,443,381
Microsoft Corp.	64,371	18,558,159
NVIDIA Corp.	33,571	9,325,017
Phathom Pharmaceuticals, Inc. (a) (b)	147,832	1,055,520
S&P Global, Inc.	137,728	47,484,483
Splunk, Inc. (b)	49,522	4,748,169
United Parcel Service, Inc. - Class B (a)	121,365	23,543,596
Visa, Inc. - Class A (a)	104,485	23,557,188

		580,921,932

Total Common Stocks (Cost $665,615,634)		1,097,971,701

Securities Lending Reinvestments (c)—7.8%

Certificates of Deposit—0.4%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (d)	1,000,000	1,001,845
BNP Paribas S.A. 5.270%, SOFR + 0.450%, 10/10/23 (d)	1,000,000	1,000,000
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (d)	1,000,000	1,000,562
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV+ 0.400%, 02/13/24 (d)	1,000,000	999,221

		4,001,628

BHFTI-159

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Commercial Paper—0.3%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (d)	1,000,000	$1,000,364
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (d)	1,000,000	1,001,279
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (d)	1,000,000	1,000,000

		3,001,643

Master Demand Notes—0.4%
Bank of America N.A. 5.400%, SOFR + 0.580%, 05/15/23 (d)	4,000,000	4,000,411

Repurchase Agreements—5.4%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $700,282; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $716,508	700,000	700,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $10,004,008; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $2,009,956; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $2,055,192; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $2,216,783; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $2,260,214.	2,215,896	2,215,896
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $5,001,996; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $5,102,036.	5,000,000	5,000,000

Repurchase Agreements—(Continued)
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $2,000,803; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $2,048,959.	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $4,303,454; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $4,405,262.	4,300,000	4,300,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $11,778,461; collateralized by various Common Stock with an aggregate market value of $13,083,582.	11,770,369	11,770,369
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $14,005,798; collateralized by various Common Stock with an aggregate market value of $15,566,298.	14,000,000	14,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $600,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $612,651.	600,000	600,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $2,403,280; collateralized by various Common Stock with an aggregate market value of $2,672,626.	2,400,000	2,400,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $2,000,817; collateralized by various Common Stock with an aggregate market value of $2,245,594.	2,000,000	2,000,000

		58,986,265

Time Deposits—0.5%
Banco Santander S.A. (NY) 4.810%, 04/03/23	1,000,000	1,000,000
Barclays (NY) 4.830%, 04/03/23	1,000,000	1,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (d)	2,000,000	2,000,000

		6,000,000

BHFTI-160

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—0.8%
HSBC U.S. Government Money Market Fund, Class I 4.700% (e)	7,000,000	$7,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (e)	2,000,000	2,000,000

		9,000,000

Total Securities Lending Reinvestments (Cost $84,986,275)		84,989,947

Total Investments—108.0% (Cost $750,601,909)		1,182,961,648

Other assets and liabilities (net)—(8.0)%		(87,751,726)

Net Assets—100.0%		$1,095,209,922

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $84,876,580 and the collateral received consisted of cash in the amount of $84,986,279 and non-cash collateral with a value of $118,946. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $7,855,766, which is 0.7% of net assets.

Ten Largest Industries as of March 31, 2023 (Unaudited)	% of Net Assets
Interactive Media & Services	16.3
Software	13.0
Textiles, Apparel & Luxury Goods	9.9
Semiconductors & Semiconductor Equipment	9.2
Electronic Equipment, Instruments & Components	6.4
Life Sciences Tools & Services	5.9
Aerospace & Defense	4.5
Pharmaceuticals	4.3
Capital Markets	4.3
Broadline Retail	4.3

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

BHFTI-161

Brighthouse Funds Trust I

Invesco Global Equity Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Canada	$2,576,951	$—	$—	$2,576,951
China	38,214,172	15,361,176	—	53,575,348
Denmark	—	46,569,452	—	46,569,452
France	—	160,367,808	—	160,367,808
Germany	—	25,065,801	—	25,065,801
India	17,283,336	35,681,121	—	52,964,457
Israel	7,807,667	—	—	7,807,667
Italy	—	10,107,790	—	10,107,790
Japan	—	72,081,000	—	72,081,000
Netherlands	—	15,721,681	—	15,721,681
Spain	—	14,820,790	—	14,820,790
Sweden	—	45,103,564	—	45,103,564
Switzerland	—	10,287,460	—	10,287,460
United States	580,921,932	—	—	580,921,932
Total Common Stocks	646,804,058	451,167,643	—	1,097,971,701
Securities Lending Reinvestments
Certificates of Deposit	—	4,001,628	—	4,001,628
Commercial Paper	—	3,001,643	—	3,001,643
Master Demand Notes	—	4,000,411	—	4,000,411
Repurchase Agreements	—	58,986,265	—	58,986,265
Time Deposits	—	6,000,000	—	6,000,000
Mutual Funds	9,000,000	—	—	9,000,000
Total Securities Lending Reinvestments	9,000,000	75,989,947	—	84,989,947
Total Investments	$655,804,058	$527,157,590	$—	$1,182,961,648

Collateral for Securities Loaned (Liability)	$—	$(84,986,279)	$—	$(84,986,279)

BHFTI-162

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—98.0% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
BWX Technologies, Inc.	133,523	$8,417,290
Mercury Systems, Inc. (a)	135,505	6,927,016

		15,344,306

Air Freight & Logistics—0.8%
GXO Logistics, Inc. (a)	148,541	7,495,379

Automobile Components—2.0%
Fox Factory Holding Corp. (a) (b)	96,217	11,677,857
Gentherm, Inc. (a)	110,407	6,670,791

		18,348,648

Biotechnology—4.1%
Abcam plc (ADR) (a)	538,545	7,248,816
Apellis Pharmaceuticals, Inc. (a)	72,824	4,803,471
Cytokinetics, Inc. (a) (b)	88,629	3,118,854
Halozyme Therapeutics, Inc. (a)	184,600	7,049,874
Karuna Therapeutics, Inc. (a)	24,955	4,532,826
Natera, Inc. (a) (b)	206,325	11,455,164

		38,209,005

Building Products—1.5%
AAON, Inc.	77,831	7,525,479
Azek Co., Inc. (The) (a) (b)	286,425	6,742,445

		14,267,924

Capital Markets—2.9%
Blucora, Inc. (a)	123,063	3,239,018
LPL Financial Holdings, Inc.	26,986	5,461,966
Morningstar, Inc.	49,545	10,059,121
TMX Group, Ltd.	84,264	8,510,571

		27,270,676

Chemicals—0.8%
Element Solutions, Inc.	408,110	7,880,604

Commercial Services & Supplies—1.8%
Clean Harbors, Inc. (a)	114,823	16,369,167

Communications Equipment—0.9%
Calix, Inc. (a)	163,370	8,754,998

Construction & Engineering—2.8%
AECOM	108,531	9,151,334
Construction Partners, Inc. - Class A (a) (b)	345,100	9,296,994
Valmont Industries, Inc.	22,794	7,277,668

		25,725,996

Consumer Staples Distribution & Retail—1.4%
Grocery Outlet Holding Corp. (a) (b)	183,106	5,174,576
Performance Food Group Co. (a)	137,401	8,290,776

		13,465,352

Distributors—0.7%
Pool Corp. (b)	20,062	$6,870,031

Diversified Consumer Services—0.7%
Stride, Inc. (a) (b)	167,237	6,564,052

Diversified Telecommunication Services—0.8%
Iridium Communications, Inc.	126,332	7,823,741

Electrical Equipment—0.6%
Shoals Technologies Group, Inc. - Class A (a)	264,795	6,034,678

Electronic Equipment, Instruments & Components—3.2%
Arrow Electronics, Inc. (a)	62,184	7,764,916
Flex, Ltd. (a) (b)	432,651	9,955,300
Littelfuse, Inc.	43,557	11,677,196

		29,397,412

Energy Equipment & Services—0.8%
ChampionX Corp.	292,179	7,926,816

Food Products—2.5%
Freshpet, Inc. (a) (b)	111,556	7,383,892
Post Holdings, Inc. (a)	86,892	7,808,984
Simply Good Foods Co. (The) (a) (b)	193,934	7,712,755

		22,905,631

Gas Utilities—0.8%
New Jersey Resources Corp. (b)	132,939	7,072,355

Ground Transportation—1.1%
Saia, Inc. (a) (b)	36,449	9,917,044

Health Care Equipment & Supplies—6.7%
Axonics, Inc. (a) (b)	92,088	5,024,321
Inari Medical, Inc. (a) (b)	90,595	5,593,335
Inspire Medical Systems, Inc. (a)	28,841	6,750,813
Insulet Corp. (a) (b)	43,127	13,755,788
iRhythm Technologies, Inc. (a) (b)	74,728	9,268,514
Lantheus Holdings, Inc. (a)	93,701	7,735,955
Mesa Laboratories, Inc.	34,599	6,045,483
Penumbra, Inc. (a)	30,435	8,481,930

		62,656,139

Health Care Providers & Services—3.3%
Acadia Healthcare Co., Inc. (a)	123,074	8,892,096
Guardant Health, Inc. (a) (b)	226,243	5,303,136
R1 RCM, Inc. (a)	581,047	8,715,705
Surgery Partners, Inc. (a) (b)	220,298	7,593,672

		30,504,609

Health Care Technology—1.6%
Doximity, Inc. - Class A (a) (b)	188,928	6,117,489
Evolent Health, Inc. - Class A (a)	270,865	8,789,569

		14,907,058

BHFTI-163

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—4.9%
Marriott Vacations Worldwide Corp.	50,547	$6,816,768
Planet Fitness, Inc. - Class A (a)	155,450	12,073,802
Texas Roadhouse, Inc.	63,333	6,843,764
Wingstop, Inc. (b)	74,118	13,606,582
Wyndham Hotels & Resorts, Inc.	94,117	6,385,839

		45,726,755

Household Durables—0.8%
Cavco Industries, Inc. (a)	22,891	7,273,386

Industrial REITs—1.8%
EastGroup Properties, Inc.	60,161	9,945,817
Terreno Realty Corp.	106,114	6,854,964

		16,800,781

Insurance—2.6%
BRP Group, Inc. - Class A (a)	338,430	8,616,428
Hanover Insurance Group, Inc. (The)	61,032	7,842,612
Selective Insurance Group, Inc.	81,729	7,791,225

		24,250,265

Interactive Media & Services—1.1%
Shutterstock, Inc.	135,399	9,829,967

IT Services—1.1%
Flywire Corp. (a)	286,518	8,412,168
Shift4 Payments, Inc. - Class A (a)	22,936	1,738,549

		10,150,717

Leisure Products—0.7%
Topgolf Callaway Brands Corp. (a)	303,959	6,571,594

Life Sciences Tools & Services—2.2%
10X Genomics, Inc. - Class A (a) (b)	160,747	8,968,075
Repligen Corp. (a) (b)	66,340	11,169,003

		20,137,078

Machinery—2.7%
Chart Industries, Inc. (a) (b)	34,759	4,358,779
Nordson Corp.	31,532	7,008,302
RBC Bearings, Inc. (a)	30,324	7,057,304
Terex Corp.	131,165	6,345,763

		24,770,148

Metals & Mining—0.2%
MP Materials Corp. (a) (b)	64,093	1,806,782

Oil, Gas & Consumable Fuels—3.7%
Centennial Resource Development, Inc. - Class A (b)	702,800	7,379,400
Chord Energy Corp.	58,564	7,882,715
Matador Resources Co. (b)	195,079	9,295,514
Range Resources Corp. (b)	219,321	5,805,427
SM Energy Co.	153,071	4,310,479

		34,673,535

Pharmaceuticals—2.3%
Harmony Biosciences Holdings, Inc. (a) (b)	65,187	2,128,356
Intra-Cellular Therapies, Inc. (a)	101,618	5,502,615
Pacira BioSciences, Inc. (a)	152,609	6,227,973
Prestige Consumer Healthcare, Inc. (a)	119,518	7,485,412

		21,344,356

Professional Services—3.8%
ASGN, Inc. (a)	80,235	6,633,027
Clarivate plc (a)	304,905	2,863,058
ExlService Holdings, Inc. (a)	55,090	8,915,215
KBR, Inc. (b)	174,209	9,590,206
Verra Mobility Corp. (a)	409,823	6,934,205

		34,935,711

Semiconductors & Semiconductor Equipment—7.6%
Allegro MicroSystems, Inc. (a)	362,664	17,404,245
Diodes, Inc. (a)	84,621	7,849,444
Impinj, Inc. (a) (b)	126,640	17,162,253
Lattice Semiconductor Corp. (a)	139,627	13,334,379
MKS Instruments, Inc. (b)	76,539	6,782,886
Power Integrations, Inc.	92,373	7,818,451

		70,351,658

Software—13.4%
Altair Engineering, Inc. - Class A (a) (b)	177,715	12,815,029
Blackline, Inc. (a)	96,888	6,506,029
CCC Intelligent Solutions Holdings, Inc. (a)	713,991	6,404,499
Clearwater Analytics Holdings, Inc. - Class A (a) (b)	282,877	4,514,717
Confluent, Inc. - Class A (a) (b)	243,321	5,856,736
Descartes Systems Group, Inc. (The) (a)	130,767	10,541,128
Gitlab, Inc. - Class A (a) (b)	126,233	4,328,530
Guidewire Software, Inc. (a) (b)	115,208	9,452,816
Hashicorp, Inc. - Class A (a)	103,112	3,020,150
Manhattan Associates, Inc. (a) (b)	75,748	11,729,578
PagerDuty, Inc. (a)	202,504	7,083,590
Paycor HCM, Inc. (a)	241,461	6,403,546
Procore Technologies, Inc. (a) (b)	156,163	9,780,489
Smartsheet, Inc. - Class A (a)	163,236	7,802,681
Sprout Social, Inc. - Class A (a) (b)	151,398	9,217,110
Workiva, Inc. (a) (b)	90,828	9,301,696

		124,758,324

Specialty Retail—0.8%
Academy Sports & Outdoors, Inc.	115,871	7,560,583

Textiles, Apparel & Luxury Goods—2.0%
Crocs, Inc. (a)	57,311	7,246,403
Kontoor Brands, Inc. (b)	143,219	6,930,367
ON Holding AG - Class A (a) (b)	152,959	4,746,318

		18,923,088

Trading Companies & Distributors—2.2%
SiteOne Landscape Supply, Inc. (a) (b)	50,002	6,843,774
WESCO International, Inc.	89,214	13,787,131

		20,630,905

BHFTI-164

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Water Utilities—0.7%
American States Water Co.	72,605	$6,453,858

Total Common Stocks (Cost $849,548,821)		912,661,112

Short-Term Investment—1.9%

Repurchase Agreement—1.9%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $17,400,146; collateralized by U.S. Treasury Note at 1.750%, maturing 03/15/25, with a market value of $17,745,120.	17,397,102	17,397,102

Total Short-Term Investments (Cost $17,397,102)		17,397,102

Securities Lending Reinvestments (c)—8.0%

Certificates of Deposit—1.1%
Bank of America N.A. 4.960%, FEDEFF PRV + 0.130%, 09/08/23 (d)	2,000,000	1,997,994
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (d)	1,000,000	1,001,845
BNP Paribas S.A. 5.270%, SOFR + 0.450%, 10/10/23 (d)	2,000,000	2,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (d)	2,000,000	1,996,128
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (d)	1,000,000	999,386
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (d)	1,000,000	1,000,562
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV + 0.400%, 02/13/24 (d)	1,000,000	999,221

		9,995,136

Commercial Paper—0.5%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (d)	3,000,000	3,001,092
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (d)	2,000,000	2,000,000

		5,001,092

Repurchase Agreements—4.4%
BNP Paribas Arbitrage S.N.C.
Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $100,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $102,358.	100,000	100,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $400,162; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $409,433.	400,000	400,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $296,635; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $302,447.	296,517	296,517
Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $3,014,933; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $2,055,192; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $3,001,198; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $3,061,221.	3,000,000	3,000,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $3,001,205; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $3,073,439.	3,000,000	3,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $4,803,856; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $4,917,502.	4,800,000	4,800,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $6,612,401; collateralized by various Common Stock with an aggregate market value of $7,345,094.	6,607,858	6,607,858
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $3,301,367; collateralized by various Common Stock with an aggregate market value of $3,669,199.	3,300,000	3,300,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $500,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $510,543.	500,000	500,000

BHFTI-165

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $3,001,228; collateralized by various Common Stock with an aggregate market value of $3,340,783.	3,000,000	$3,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $1,602,187; collateralized by various Common Stock with an aggregate market value of $1,781,751.	1,600,000	1,600,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $4,001,643; collateralized by various Common Stock with an aggregate market value of $4,446,495.	4,000,000	4,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $5,002,042; collateralized by various Common Stock with an aggregate market value of $5,613,985.	5,000,000	5,000,000

		40,604,375

Mutual Funds—2.0%
Allspring Government Money Market Fund, Select Class 4.690% (e)	2,000,000	2,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (e)	7,000,000	7,000,000

Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (e)	10,000,000	10,000,000

		19,000,000

Total Securities Lending Reinvestments (Cost $74,604,402)		74,600,603

Total Investments— 107.9% (Cost $941,550,325)		1,004,658,817
Other assets and liabilities (net)—(7.9)%		(73,762,430)

Net Assets—100.0%		$930,896,387

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $73,593,257 and the collateral received consisted of cash in the amount of $74,604,417. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(REIT)—	Real Estate Investment Trust

BHFTI-166

Brighthouse Funds Trust I

Invesco Small Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$912,661,112	$—	$—	$912,661,112
Total Short-Term Investment*	—	17,397,102	—	17,397,102
Securities Lending Reinvestments
Certificates of Deposit	—	9,995,136	—	9,995,136
Commercial Paper	—	5,001,092	—	5,001,092
Repurchase Agreements	—	40,604,375	—	40,604,375
Mutual Funds	19,000,000	—	—	19,000,000
Total Securities Lending Reinvestments	19,000,000	55,600,603	—	74,600,603
Total Investments	$931,661,112	$72,997,705	$—	$1,004,658,817

Collateral for Securities Loaned (Liability)	$—	$(74,604,417)	$—	$(74,604,417)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-167

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—55.1% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—28.3%
Fannie Mae 15Yr. Pool 1.930%, 11/01/31	4,300,000	$3,589,463
3.730%, 10/01/32	2,463,120	2,366,600
3.805%, 11/01/32	2,025,000	1,957,578
4.185%, 04/01/33	3,000,000	2,979,836
5.290%, 12/01/32	2,552,612	2,733,951
Fannie Mae 20 Yr. Pool 4.000%, 02/01/31	411,203	401,476
6.000%, 07/01/28	78,273	79,898
Fannie Mae 30 Yr. Pool 2.500%, 05/01/50	3,825,873	3,331,843
2.500%, 09/01/51	3,664,883	3,158,822
2.500%, 10/01/51	3,146,078	2,716,811
2.500%, 01/01/52	3,028,652	2,617,446
2.500%, 03/01/52	4,201,142	3,656,962
3.000%, 01/01/52	2,802,924	2,517,999
3.500%, 07/01/42	760,505	725,571
3.500%, 08/01/42	253,111	241,484
3.500%, 01/01/50	3,080,273	2,908,252
3.500%, 07/01/50	2,348,838	2,199,514
3.500%, 12/01/51	2,040,824	1,899,188
3.500%, 02/01/52	4,705,544	4,376,655
4.000%, 06/01/47	692,885	677,975
4.500%, 02/01/40	175,507	176,049
5.000%, 09/01/35	305,851	309,786
6.000%, 12/01/39	127,095	132,726
Fannie Mae Benchmark REMIC (CMO) 5.500%, 06/25/37	320,895	329,929
Fannie Mae Grantor Trust 2.898%, 06/25/27	3,913,617	3,687,773
Fannie Mae Pool 1.754%, 03/01/32 (c)	5,048,093	4,149,077
1.800%, 10/01/33	3,484,000	2,805,115
2.010%, 01/01/32	4,050,000	3,409,835
2.440%, 06/01/30	2,962,893	2,652,746
2.500%, 03/01/62	2,723,501	2,277,259
2.510%, 10/01/30	3,150,000	2,807,795
2.640%, 05/01/23	1,964,907	1,954,045
2.700%, 05/01/23	5,000,000	4,972,590
2.730%, 07/01/28	2,854,208	2,655,333
2.810%, 09/01/31	1,407,725	1,284,753
2.970%, 06/01/30	2,750,000	2,545,317
2.980%, 09/01/36	1,257,345	1,168,181
3.000%, 01/01/43	1,599,786	1,475,831
3.000%, 07/01/60	2,770,562	2,477,874
3.000%, 03/01/61	3,582,625	3,165,292
3.500%, 08/01/26	51,699	50,491
3.500%, 02/01/33	1,195,952	1,161,925
3.500%, 05/01/33	1,419,983	1,374,991
3.500%, 07/01/43	1,093,378	1,036,519
3.500%, 03/01/60	2,245,721	2,106,159
3.500%, 03/01/62	3,431,503	3,209,890
3.540%, 06/01/32	4,357,000	4,127,085
3.550%, 02/01/30	1,500,000	1,450,100
3.760%, 11/01/23	1,010,096	998,759
3.800%, 09/01/32	3,411,180	3,296,746

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.895%, 02/01/33	3,450,000	3,359,836
3.970%, 08/01/33	4,889,340	4,635,051
4.000%, 10/01/32	327,926	317,744
4.000%, 12/01/40	87,374	85,095
4.000%, 07/01/42	590,203	576,195
4.170%, 04/01/35	3,000,000	2,973,481
4.190%, 04/01/33 (a) (b)	2,000,000	1,981,250
4.330%, 01/01/33	2,700,000	2,711,062
4.420%, 02/01/33	4,075,000	4,126,090
4.520%, 10/01/33 (a) (b)	1,600,000	1,625,250
4.590%, 04/01/33 (a) (b)	3,320,000	3,361,889
4.735%, 02/01/33	3,100,000	3,217,624
5.500%, 01/01/58	1,974,122	2,055,324
Fannie Mae REMICS (CMO) Zero Coupon, 09/25/43 (d)	635,864	488,856
Zero Coupon, 10/25/43 (d)	366,204	276,143
Zero Coupon, 12/25/43 (d)	664,911	518,601
1.503%, 03/25/27 (c)	7,449	7,362
1.685%, -1x 1M LIBOR + 6.530%, 01/25/41 (c) (e)	1,830,825	230,425
3.500%, 02/25/43	1,679,522	1,602,483
3.500%, 11/25/57	2,434,108	2,329,433
5.000%, 03/25/40	2,100,468	2,128,229
5.345%, 1M LIBOR + 0.500%, 05/25/35 (c)	123,007	122,918
5.345%, 1M LIBOR + 0.500%, 10/25/42 (c)	231,731	226,289
5.445%, 1M LIBOR + 0.600%, 10/25/43 (c)	810,979	795,442
5.445%, 1M LIBOR + 0.600%, 12/25/43 (c)	793,063	778,619
5.500%, 12/25/35	569,558	588,542
5.745%, 1M LIBOR + 0.900%, 03/25/38 (c)	108,164	108,533
5.845%, 1M LIBOR + 1.000%, 08/25/32 (c)	266,060	269,317
6.000%, 01/25/36	787,814	798,108
6.500%, 07/18/28	40,148	41,127
Fannie Mae-ACES 0.670%, 10/25/30	1,513,619	1,379,640
1.000%, 11/25/33	631,390	597,864
1.200%, 10/25/30	995,000	867,887
1.707%, 11/25/31 (c)	7,400,000	6,015,735
1.891%, 10/25/30 (c) (e)	15,469,246	1,301,808
1.938%, 01/25/32 (c)	5,000,000	4,134,866
1.939%, 11/25/33 (c) (e)	7,041,927	622,052
2.471%, 12/25/26 (c)	684,936	638,503
2.488%, 05/25/26	1,403,626	1,333,660
3.061%, 05/25/27 (c)	2,684,938	2,563,826
3.062%, 06/25/27 (c)	2,212,554	2,096,699
3.069%, 02/25/30 (c)	1,319,061	1,229,036
3.086%, 03/25/28 (c)	1,672,443	1,589,357
3.099%, 04/25/29 (c)	2,153,565	2,036,661
3.346%, 03/25/24 (c)	1,024,803	1,005,905
3.358%, 07/25/28 (c)	3,757,000	3,615,827
3.501%, 01/25/24 (c)	391,697	385,474
3.547%, 09/25/28 (c)	2,759,216	2,669,497
3.751%, 08/25/32 (c)	2,600,000	2,498,989
Freddie Mac 20 Yr. Gold Pool 3.500%, 03/01/32	370,925	365,306

BHFTI-168

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool 4.000%, 08/01/42	898,605	$880,666
4.000%, 08/01/43	1,651,331	1,618,830
4.000%, 07/01/48	1,507,432	1,466,348
5.000%, 08/01/39	489,786	500,767
Freddie Mac 30 Yr. Pool 2.500%, 07/01/50	6,678,516	5,774,252
2.500%, 05/01/51	2,510,708	2,167,301
3.000%, 02/01/52	2,948,998	2,660,806
4.000%, 04/01/52	5,444,892	5,210,866
4.000%, 05/01/52	9,259,310	8,859,498
Freddie Mac ARM Non-Gold Pool 4.018%, 12M LIBOR + 1.834%, 07/01/40 (c)	324,765	329,506
Freddie Mac Gold Pool 3.500%, 12/01/32	1,217,797	1,183,171
3.500%, 01/01/33	1,931,523	1,877,039
3.500%, 03/01/33	1,907,844	1,853,826
3.500%, 04/01/33	2,907,756	2,811,469
3.500%, 05/01/33	689,013	663,386
3.500%, 06/01/43	857,030	812,668
4.000%, 09/01/32	223,136	215,255
4.000%, 11/01/32	1,050,756	1,022,163
4.000%, 12/01/32	527,350	514,747
4.000%, 01/01/33	48,340	46,950
4.000%, 02/01/33	239,022	232,131
4.000%, 01/01/46	1,229,096	1,198,285
5.000%, 02/01/34	170,648	170,983
Freddie Mac Multifamily Structured Credit Risk 6.360%, SOFR30A + 1.800%, 07/25/41 (144A) (c)	1,531,621	1,394,357
8.810%, SOFR30A + 4.250%, 05/25/52 (144A) (c)	1,386,744	1,370,802
Freddie Mac Multifamily Structured Pass-Through Certificates 2.920%, 06/25/32	3,100,000	2,792,380
2.970%, 04/25/28 (c)	1,790,000	1,698,840
3.117%, 06/25/27	2,487,000	2,381,619
3.243%, 04/25/27	1,996,000	1,922,369
3.303%, 11/25/27 (c)	1,755,000	1,688,828
3.326%, 05/25/27	1,072,000	1,030,443
3.690%, 01/25/29	397,000	386,520
3.710%, 09/25/32 (c)	3,035,000	2,912,200
3.800%, 10/25/32 (c)	2,100,000	2,029,413
3.820%, 12/25/32 (c)	2,800,000	2,710,056
3.850%, 05/25/28 (c)	7,385,000	7,231,657
3.900%, 08/25/28 (c)	3,170,000	3,125,527
Freddie Mac Pool 3.700%, 06/01/34	3,300,000	3,133,137
3.750%, 08/01/32	3,500,000	3,355,544
Freddie Mac REMICS (CMO) 1.686%, -1x 1M LIBOR + 6.370%, 10/15/37 (c) (e)	1,653,664	186,020
1.716%, -1x 1M LIBOR + 6.400%, 11/15/36 (c) (e)	810,446	68,065
3.000%, 02/15/26	236,035	229,998
5.000%, 08/15/35	649,082	659,357
5.134%, 1M LIBOR + 0.450%, 08/15/42 (c)	1,839,495	1,803,980
5.364%, 1M LIBOR + 0.680%, 11/15/37 (c)	315,703	315,013
5.384%, 1M LIBOR + 0.700%, 03/15/24 (c)	19,773	19,785
6.000%, 07/15/35	1,689,094	1,743,745

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO)
6.000%, 03/15/36	1,452,144	1,536,255
6.034%, 1M LIBOR + 1.350%, 03/15/38 (c)	600,000	617,015
6.500%, 05/15/28	83,263	85,198
6.500%, 03/15/37	307,538	324,165
Freddie Mac STACR Trust (CMO) 3.500%, 05/25/57	3,662,161	3,476,155
3.500%, 06/25/57	3,290,164	3,117,848
Freddie Mac Strips (CMO)
Zero Coupon, 09/15/43 (d)	367,827	280,529
3.000%, 01/15/43	1,224,051	1,129,295
FREMF Mortgage Trust 3.420%, 04/25/28 (144A) (c)	3,100,000	2,838,867
3.580%, 11/25/49 (144A) (c)	1,700,000	1,610,454
3.673%, 11/25/49 (144A) (c)	2,000,000	1,934,947
4.075%, 11/25/47 (144A) (c)	1,577,000	1,535,807
Ginnie Mae II 30 Yr. Pool 2.500%, 10/20/51	2,689,635	2,367,629
3.000%, 02/20/51	1,655,905	1,508,119
3.500%, 01/20/51	2,795,783	2,565,344
3.500%, 02/20/52	3,271,271	3,078,081
4.000%, 01/20/52	3,089,414	2,983,556
4.000%, 02/20/52	3,385,129	3,257,227
4.000%, 08/20/52	6,966,687	6,706,207
4.500%, 11/20/49	1,899,147	1,870,415
5.000%, 05/20/52	3,459,002	3,454,769
Ginnie Mae II ARM Pool 2.875%, 1Y H15 + 1.500%, 04/20/41 (c)	123,613	123,109
6.344%, 1Y H15 + 1.699%, 04/20/72 (c)	3,482,969	3,620,584
6.348%, 1Y H15 + 1.708%, 03/20/72 (c)	2,947,634	3,065,120
6.373%, 1Y H15 + 1.738%, 04/20/72 (c)	2,959,948	3,077,907
6.389%, 1Y H15 + 1.753%, 11/20/71 (c)	3,290,517	3,422,521
6.392%, 1Y H15 + 1.751%, 10/20/71 (c)	3,135,174	3,257,116
6.422%, 1Y H15 + 1.778%, 12/20/71 (c)	2,918,283	3,039,470
6.431%, 1Y H15 + 1.786%, 09/20/71 (c)	2,983,560	3,105,416
6.471%, 1Y H15 + 1.836%, 08/20/71 (c)	3,043,684	3,174,422
Government National Mortgage Association (CMO) 1.650%, 02/20/63	26,098	24,486
1.650%, 04/20/63	52,409	49,105
3.955%, 1M LIBOR + 0.550%, 04/20/62 (c)	1,373	1,352
4.446%, 04/20/43 (c)	968,893	943,428
4.500%, 01/16/25	294,636	292,205
4.694%, 1M LIBOR + 0.500%, 01/20/63 (c)	10,249	10,093
4.866%, 1M LIBOR + 0.300%, 08/20/60 (c)	372	369
4.866%, 1M LIBOR + 0.300%, 11/20/62 (c)	736	730
4.898%, 11/20/42 (c)	3,223,994	3,236,750
4.906%, 1M LIBOR + 0.340%, 12/20/62 (c)	844,605	837,480
4.961%, 1M LIBOR + 0.400%, 02/20/62 (c)	18,964	18,610
4.976%, 1M LIBOR + 0.410%, 03/20/63 (c)	209,879	208,414
4.986%, 1M LIBOR + 0.420%, 02/20/63 (c)	786,754	779,192
5.000%, 12/20/33	455,043	456,798
5.000%, 06/16/39	73,307	71,999
5.000%, 07/20/39	887,776	894,051
5.000%, 10/20/39	894,235	899,465
5.036%, 1M LIBOR + 0.470%, 03/20/63 (c)	701,796	696,932

BHFTI-169

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
5.036%, 1M LIBOR + 0.470%, 07/20/64 (c)	1,117,102	$1,111,864
5.036%, 1M LIBOR + 0.470%, 09/20/64 (c)	899,110	892,304
5.046%, 1M LIBOR + 0.480%, 04/20/63 (c)	1,560,868	1,553,489
5.066%, 1M LIBOR + 0.500%, 04/20/63 (c)	2,815,630	2,797,217
5.066%, 1M LIBOR + 0.500%, 06/20/64 (c)	2,882,853	2,860,060
5.066%, 1M LIBOR + 0.500%, 07/20/64 (c)	1,259,665	1,247,013
5.107%, 06/20/40 (c)	1,334,986	1,351,154
5.166%, 1M LIBOR + 0.600%, 04/20/64 (c)	6,188,800	6,157,025
5.216%, 1M LIBOR + 0.650%, 07/20/63 (c)	250,550	249,744
5.216%, 1M LIBOR + 0.650%, 01/20/64 (c)	469,135	467,980
5.216%, 1M LIBOR + 0.650%, 02/20/64 (c)	1,698,347	1,694,254
5.216%, 1M LIBOR + 0.650%, 03/20/64 (c)	469,554	468,047
5.256%, 1M LIBOR + 0.690%, 02/20/64 (c)	1,148,340	1,144,410
5.261%, 1M LIBOR + 0.500%, 09/20/37 (c)	92,131	91,834
5.266%, 1M LIBOR + 0.700%, 09/20/63 (c)	1,121,237	1,119,199
5.316%, 1M LIBOR + 0.750%, 09/20/63 (c)	820,824	819,959
5.500%, 07/16/33 (e)	391,309	36,760
5.566%, 1M LIBOR + 1.000%, 12/20/66 (c)	846,003	841,419

		380,421,511

Federal Agencies—0.3%
Tennessee Valley Authority 5.880%, 04/01/36	1,600,000	1,838,657
Tennessee Valley Authority Generic Strip Zero Coupon, 03/15/32	1,000,000	673,726
Tennessee Valley Authority Principal Strip Zero Coupon, 11/01/25	1,000,000	894,708
Zero Coupon, 06/15/35	750,000	424,496

		3,831,587

U.S. Treasury—26.5%
U.S. Treasury Bonds 1.125%, 05/15/40	555,000	369,313
1.250%, 05/15/50	528,000	306,941
1.375%, 08/15/50	380,000	228,193
1.625%, 11/15/50	6,800,000	4,360,766
1.750%, 08/15/41	2,740,000	1,983,931
1.875%, 02/15/51	13,028,900	8,898,840
1.875%, 11/15/51	8,840,000	6,019,488
2.000%, 11/15/41	5,000	3,774
2.000%, 02/15/50	5,127,000	3,633,761
2.000%, 08/15/51	3,675,000	2,584,989
2.250%, 05/15/41	12,370,000	9,824,003
2.250%, 08/15/46	7,787,000	5,876,447
2.250%, 08/15/49	170,000	127,825
2.250%, 02/15/52	10,400,000	7,755,312
2.375%, 02/15/42	11,600,000	9,328,031
2.375%, 11/15/49	4,475,000	3,456,763
2.500%, 02/15/45	6,750,000	5,386,025
2.750%, 11/15/42	9,475,000	8,035,244
2.750%, 08/15/47	8,000,000	6,649,688
2.875%, 05/15/43	10,415,000	8,998,804
2.875%, 08/15/45	7,840,000	6,680,538
2.875%, 05/15/49	27,000	23,104

U.S. Treasury—(Continued)
U.S. Treasury Bonds
2.875%, 05/15/52	2,280,000	1,950,469
3.000%, 11/15/44	238,000	207,599
3.000%, 02/15/47	276,000	240,174
3.000%, 02/15/48	470,000	409,965
3.125%, 05/15/48	1,942,000	1,733,235
3.500%, 02/15/39	859,700	849,290
3.625%, 08/15/43	4,950,000	4,804,594
3.625%, 02/15/44	4,325,000	4,183,593
3.625%, 02/15/53	10,250,000	10,174,483
3.750%, 11/15/43	2,908,000	2,872,332
3.875%, 08/15/40	5,950,000	6,101,539
4.000%, 11/15/42	4,600,000	4,725,063
4.250%, 05/15/39	2,850,000	3,073,881
4.375%, 02/15/38	720,000	788,400
4.375%, 05/15/41	1,200,000	1,305,469
5.250%, 02/15/29	500,000	541,953
U.S. Treasury Coupon Strips Zero Coupon, 11/15/26	1,014,129	887,507
Zero Coupon, 08/15/27	400,000	341,411
Zero Coupon, 11/15/27	570,000	482,481
Zero Coupon, 05/15/28	15,030,000	12,483,844
Zero Coupon, 08/15/28	250,000	206,044
Zero Coupon, 02/15/30	6,300,000	4,925,620
Zero Coupon, 05/15/30	700,000	542,449
Zero Coupon, 08/15/30	3,925,000	3,015,190
Zero Coupon, 11/15/30	5,425,000	4,133,052
Zero Coupon, 02/15/31	1,775,000	1,340,746
Zero Coupon, 11/15/31	3,000,000	2,200,695
Zero Coupon, 02/15/32	12,900,000	9,369,020
Zero Coupon, 05/15/32	800,000	575,031
Zero Coupon, 08/15/33	400,000	273,256
Zero Coupon, 11/15/33	1,000,000	675,702
Zero Coupon, 02/15/34 (f)	2,000,000	1,338,690
Zero Coupon, 08/15/34	2,600,000	1,704,661
Zero Coupon, 05/15/35 (f)	4,000,000	2,549,165
U.S. Treasury Inflation Indexed Bond 1.750%, 01/15/28 (g)	713,840	730,320
U.S. Treasury Notes 0.375%, 01/31/26	1,300,000	1,180,105
0.375%, 09/30/27	3,560,000	3,078,427
0.500%, 02/28/26	8,735,000	7,938,955
0.625%, 08/15/30	1,850,000	1,507,533
0.750%, 01/31/28	8,565,000	7,480,992
0.875%, 06/30/26	8,330,000	7,595,593
0.875%, 09/30/26	665,000	602,241
1.000%, 07/31/28	9,750,000	8,522,109
1.250%, 03/31/28	7,080,000	6,315,028
1.250%, 06/30/28	7,779,500	6,904,914
1.250%, 08/15/31	770,000	645,868
1.375%, 11/15/31	2,148,500	1,813,468
1.500%, 02/15/30	1,105,000	968,688
1.625%, 05/15/31	3,640,000	3,163,530
1.750%, 12/31/26	1,539,500	1,433,419
1.875%, 02/28/29	9,200,000	8,357,984
1.875%, 02/15/32	18,050,000	15,841,695

BHFTI-170

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.000%, 11/15/26	910,000	$855,827
2.250%, 02/15/27	550,000	521,061
2.500%, 02/28/26	405,000	390,161
2.750%, 04/30/27	15,000,000	14,456,836
2.750%, 07/31/27	6,113,000	5,887,106
2.750%, 05/31/29	1,080,000	1,029,333
2.875%, 05/15/28	6,936,100	6,690,627
2.875%, 04/30/29	23,000,000	22,082,695
2.875%, 05/15/32	3,365,000	3,202,271
3.125%, 08/31/27 (f)	6,570,000	6,426,281
3.125%, 08/31/29	6,485,000	6,312,489
4.000%, 10/31/29	13,000,000	13,313,320

		356,787,259

Total U.S. Treasury & Government Agencies (Cost $804,769,248)		741,040,357

Corporate Bonds & Notes—27.8%

Aerospace/Defense—0.6%
BAE Systems plc 1.900%, 02/15/31 (144A)	720,000	586,555
3.000%, 09/15/50 (144A)	332,000	231,825
Boeing Co. (The) 2.196%, 02/04/26	905,000	839,693
2.750%, 02/01/26	592,000	561,835
3.100%, 05/01/26	360,000	340,975
3.250%, 03/01/28	659,000	608,048
4.875%, 05/01/25	435,000	434,168
5.040%, 05/01/27	335,000	337,430
5.150%, 05/01/30 (f)	675,000	679,220
5.705%, 05/01/40	550,000	556,384
Northrop Grumman Corp. 3.850%, 04/15/45	182,000	152,312
Raytheon Technologies Corp. 2.820%, 09/01/51	1,260,000	874,136
3.200%, 03/15/24	251,000	246,588
3.750%, 11/01/46	550,000	454,577
4.350%, 04/15/47	133,000	120,454
4.500%, 06/01/42	550,000	521,281
5.150%, 02/27/33	582,000	605,689

		8,151,170

Agriculture—0.3%
Altria Group, Inc. 2.450%, 02/04/32	1,250,000	983,974
BAT Capital Corp. 2.259%, 03/25/28	465,000	398,667
3.734%, 09/25/40	310,000	221,396
4.390%, 08/15/37	660,000	538,332
4.540%, 08/15/47	544,000	405,133
BAT International Finance plc 1.668%, 03/25/26 (f)	345,000	313,948

Agriculture—(Continued)
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31	1,205,000	1,024,818
Reynolds American, Inc. 7.000%, 08/04/41	570,000	583,902

		4,470,170

Airlines—0.6%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	394,035	346,999
3.550%, 01/15/30 (144A)	558,730	481,585
4.125%, 05/15/25 (144A)	678,052	639,321
British Airways Pass-Through Trust 3.300%, 12/15/32 (144A)	495,746	427,960
3.800%, 09/20/31 (144A)	462,697	424,899
4.125%, 09/20/31 (144A)	621,129	542,717
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	110,955	107,220
Spirit Airlines Pass-Through Trust 3.375%, 02/15/30	221,970	196,582
United Airlines Pass-Through Trust 3.100%, 10/07/28	709,941	613,749
3.500%, 03/01/30	1,018,062	912,689
3.700%, 03/01/30	960,805	829,913
4.000%, 04/11/26	352,595	332,417
4.150%, 08/25/31	1,050,116	942,600
4.300%, 08/15/25	482,202	462,711
4.600%, 03/01/26	491,473	464,355

		7,725,717

Auto Manufacturers—0.5%
General Motors Financial Co., Inc. 1.200%, 10/15/24	410,000	383,736
1.250%, 01/08/26	1,376,000	1,239,019
2.350%, 01/08/31	424,000	334,785
2.700%, 06/10/31	720,000	576,793
3.800%, 04/07/25	390,000	379,259
4.350%, 01/17/27	332,000	321,768
Hyundai Capital America 1.300%, 01/08/26 (144A)	325,000	291,852
1.500%, 06/15/26 (144A)	645,000	573,299
1.800%, 10/15/25 (144A)	380,000	348,589
1.800%, 01/10/28 (144A)	635,000	538,539
2.375%, 10/15/27 (144A) (f)	400,000	353,628
3.000%, 02/10/27 (144A)	240,000	220,127
Stellantis Finance U.S., Inc. 2.691%, 09/15/31 (144A)	606,000	489,425
Volkswagen Group of America Finance LLC 1.625%, 11/24/27 (144A)	300,000	258,694

		6,309,513

Auto Parts & Equipment—0.0%
Lear Corp. 2.600%, 01/15/32	355,000	277,723

BHFTI-171

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—7.0%
ABN AMRO Bank NV 2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (c)	200,000	$168,140
AIB Group plc 4.263%, 3M LIBOR + 1.874%, 04/10/25 (144A) (c)	425,000	415,915
Australia & New Zealand Banking Group, Ltd. 4.400%, 05/19/26 (144A)	200,000	193,135
Banco Nacional de Panama 2.500%, 08/11/30 (144A)	950,000	737,100
Banco Santander S.A. 1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	400,000	349,121
1.849%, 03/25/26	600,000	538,184
2.746%, 05/28/25	600,000	565,856
5.147%, 08/18/25	200,000	196,318
Bank of America Corp. 1.658%, SOFR + 0.910%, 03/11/27 (c)	2,045,000	1,851,489
1.898%, SOFR + 1.530%, 07/23/31 (c)	445,000	356,867
2.087%, SOFR + 1.060%, 06/14/29 (c)	1,018,000	876,714
2.572%, SOFR + 1.210%, 10/20/32 (c)	855,000	698,803
3.366%, 3M LIBOR + 0.810%, 01/23/26 (c)	600,000	577,042
3.705%, 3M LIBOR + 1.512%, 04/24/28 (c)	2,500,000	2,362,512
3.970%, 3M LIBOR + 1.070%, 03/05/29 (c)	382,000	361,650
4.250%, 10/22/26	520,000	503,695
4.376%, SOFR + 1.580%, 04/27/28 (c)	1,100,000	1,063,674
5.080%, SOFR + 1.290%, 01/20/27 (c)	864,000	861,321
Bank of Ireland Group plc 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (c)	655,000	566,273
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (c)	862,000	856,787
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (c)	433,000	390,985
Bank of Nova Scotia (The) 4.850%, 02/01/30	1,040,000	1,027,194
Banque Federative du Credit Mutuel S.A. 1.604%, 10/04/26 (144A)	840,000	737,060
Barclays plc 1.007%, 1Y H15 + 0.800%, 12/10/24 (c)	1,102,000	1,061,895
2.894%, 1Y H15 + 1.300%, 11/24/32 (c)	460,000	368,846
4.338%, 3M LIBOR + 1.356%, 05/16/24 (c)	500,000	498,785
BNP Paribas S.A. 1.323%, SOFR + 1.004%, 01/13/27 (144A) (c)	318,000	281,115
2.159%, SOFR + 1.218%, 09/15/29 (144A) (c)	1,346,000	1,122,110
2.219%, SOFR + 2.074%, 06/09/26 (144A) (c)	402,000	369,190
3.132%, SOFR + 1.561%, 01/20/33 (144A) (c)	586,000	489,296
BPCE S.A. 1.000%, 01/20/26 (144A) (f)	570,000	507,988
1.652%, SOFR + 1.520%, 10/06/26 (144A) (c)	534,000	479,776
2.277%, SOFR + 1.312%, 01/20/32 (144A) (c)	415,000	322,831
3.375%, 12/02/26	700,000	649,997
4.625%, 07/11/24 (144A)	400,000	390,219
Citigroup, Inc. 2.561%, SOFR + 1.167%, 05/01/32 (c)	915,000	759,135
3.057%, SOFR + 1.351%, 01/25/33 (c)	527,000	445,982
3.668%, 3M LIBOR + 1.652%, 07/24/28 (c)	1,952,000	1,849,326
3.878%, 3M LIBOR + 1.430%, 01/24/39 (c)	150,000	127,291
4.075%, 3M LIBOR + 1.454%, 04/23/29 (c)	667,000	635,888
4.300%, 11/20/26	750,000	725,456
4.400%, 06/10/25	566,000	551,697
4.450%, 09/29/27	1,294,000	1,254,789

Banks—(Continued)
Commonwealth Bank of Australia 3.305%, 03/11/41 (144A) †	355,000	250,583
Cooperative Rabobank UA 3.750%, 07/21/26	513,000	485,288
4.375%, 08/04/25	424,000	410,089
Credit Agricole S.A. 1.247%, SOFR + 0.892%, 01/26/27 (144A) (c) (f)	2,283,000	2,038,746
1.907%, SOFR + 1.676%, 06/16/26 (144A) (c)	750,000	688,552
2.811%, 01/11/41 (144A) †	410,000	273,653
4.375%, 03/17/25 (144A)	295,000	283,423
Credit Suisse AG 1.250%, 08/07/26	1,335,000	1,126,406
7.950%, 01/09/25	1,073,000	1,090,715
Credit Suisse Group AG 2.193%, SOFR + 2.044%, 06/05/26 (144A) (c)	360,000	320,473
2.593%, SOFR + 1.560%, 09/11/25 (144A) (c)	314,000	290,827
4.282%, 01/09/28 (144A)	783,000	705,679
Danske Bank A/S 6.466%, H15T1Y + 2.100%, 01/09/26 (144A) (c)	440,000	440,407
Deutsche Bank AG 2.129%, SOFR + 1.870%, 11/24/26 (c)	615,000	529,991
2.222%, SOFR + 2.159%, 09/18/24 (c)	1,145,000	1,113,397
3.035%, SOFR + 1.718%, 05/28/32 (c) (f)	1,351,000	1,041,030
Discover Bank 4.250%, 03/13/26	1,229,000	1,166,568
DNB Bank ASA 1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (c)	1,030,000	900,201
Federation des Caisses Desjardins du Quebec 5.700%, 03/14/28 (144A)	700,000	717,116
Fifth Third Bancorp 8.250%, 03/01/38	200,000	225,273
Goldman Sachs Group, Inc. (The) 1.431%, SOFR + 0.798%, 03/09/27 (c)	2,000,000	1,789,599
1.948%, SOFR + 0.913%, 10/21/27 (c)	781,000	697,764
1.992%, SOFR + 1.090%, 01/27/32 (c)	950,000	758,883
2.640%, SOFR + 1.114%, 02/24/28 (c)	920,000	839,163
3.691%, 3M LIBOR + 1.510%, 06/05/28 (c)	2,614,000	2,476,072
4.411%, 3M LIBOR + 1.430%, 04/23/39 (c)	445,000	400,433
HSBC Holdings plc 2.206%, SOFR + 1.285%, 08/17/29 (c)	630,000	528,248
2.357%, SOFR + 1.947%, 08/18/31 (c)	890,000	717,509
3.900%, 05/25/26	200,000	189,775
4.041%, 3M LIBOR + 1.546%, 03/13/28 (c)	432,000	405,099
4.292%, 3M LIBOR + 1.348%, 09/12/26 (c)	300,000	287,264
6.100%, 01/14/42 (f)	370,000	396,051
6.500%, 09/15/37	930,000	913,184
7.336%, SOFR + 3.030%, 11/03/26 (c)	910,000	944,182
ING Groep NV 1.726%, SOFR + 1.005%, 04/01/27 (c)	285,000	253,180
KeyCorp 4.789%, SOFR + 2.060%, 06/01/33 (c)	170,000	152,204
Lloyds Banking Group plc 1.627%, 1Y H15 + 0.850%, 05/11/27 (c)	720,000	632,594
4.375%, 03/22/28	633,000	600,820
4.500%, 11/04/24	685,000	663,813
4.582%, 12/10/25	400,000	377,524

BHFTI-172

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Macquarie Bank, Ltd. 3.052%, 5Y H15 + 1.700%, 03/03/36 (144A) (c)	825,000	$627,822
Macquarie Group, Ltd. 5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (c)	1,820,000	1,795,118
6.207%, 11/22/24 (144A)	913,000	927,820
Mitsubishi UFJ Financial Group, Inc. 1.538%, 1Y H15 + 0.750%, 07/20/27 (c)	660,000	584,107
2.048%, 07/17/30	1,020,000	833,638
3.751%, 07/18/39 (f)	615,000	527,409
Mizuho Financial Group, Inc. 1.234%, 1Y H15 + 0.670%, 05/22/27 (c)	772,000	679,336
2.226%, 3M LIBOR + 0.830%, 05/25/26 (c) (f)	795,000	741,418
2.869%, SOFR + 1.572%, 09/13/30 (c)	539,000	463,309
5.414%, 1Y H15 + 2.050%, 09/13/28 (c)	790,000	793,419
Morgan Stanley 2.720%, SOFR + 1.152%, 07/22/25 (c)	251,000	241,920
3.591%, 3M LIBOR + 1.340%, 07/22/28 (c)	1,067,000	1,007,854
3.772%, 3M LIBOR + 1.140%, 01/24/29 (c)	278,000	263,224
4.300%, 01/27/45	400,000	353,622
4.431%, 3M LIBOR + 1.628%, 01/23/30 (c)	1,157,000	1,115,945
4.457%, 3M LIBOR + 1.431%, 04/22/39 (c)	850,000	776,779
5.123%, SOFR + 1.730%, 02/01/29 (c)	380,000	383,019
National Australia Bank, Ltd. 2.332%, 08/21/30 (144A)	470,000	366,972
3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (c)	800,000	700,059
NatWest Group plc 3.073%, 1Y H15 + 2.550%, 05/22/28 (c) (f)	570,000	515,724
3.754%, 5Y H15 + 2.100%, 11/01/29 (c) (f)	700,000	656,359
4.269%, 3M LIBOR + 1.762%, 03/22/25 (c)	480,000	471,040
4.800%, 04/05/26	1,037,000	1,005,269
4.892%, 3M LIBOR + 1.754%, 05/18/29 (c)	290,000	278,498
6.016%, 1Y H15 + 2.100%, 03/02/34 (c)	565,000	585,232
Nordea Bank Abp 5.375%, 09/22/27 (144A) (f)	555,000	557,565
PNC Financial Services Group, Inc. (The) 5.068%, SOFR + 1.933%, 01/24/34 (c)	964,000	950,998
Santander UK Group Holdings plc 1.673%, SOFR + 0.989%, 06/14/27 (c)	680,000	591,849
6.534%, SOFR + 2.600%, 01/10/29 (c)	1,300,000	1,321,704
6.833%, SOFR + 2.749%, 11/21/26 (c)	671,000	679,642
Societe Generale S.A. 1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (c)	1,552,000	1,353,360
1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (c)	720,000	624,247
2.889%, 1Y H15 + 1.300%, 06/09/32 (144A) (c)	1,670,000	1,315,635
4.250%, 04/14/25 (144A)	785,000	736,178
Standard Chartered plc 1.456%, 1Y H15 + 1.000%, 01/14/27 (144A) (c)	1,073,000	940,914
2.819%, 3M LIBOR + 1.209%, 01/30/26 (144A) (c)	740,000	697,358
4.866%, 5Y USD ICE Swap + 1.970%, 03/15/33 (144A) (c)	300,000	275,444
Sumitomo Mitsui Financial Group, Inc. 3.010%, 10/19/26	212,000	197,098
3.040%, 07/16/29	1,020,000	903,695
5.520%, 01/13/28	960,000	976,122
5.710%, 01/13/30	960,000	991,217

Banks—(Continued)
UBS Group AG 1.494%, 1Y H15 + 0.850%, 08/10/27 (144A) (c)	415,000	357,338
2.095%, 1Y H15 + 1.000%, 02/11/32 (144A) (c)	1,070,000	830,659
4.125%, 09/24/25 (144A)	850,000	812,828
4.703%, 1Y H15 + 2.050%, 08/05/27 (144A) (c)	720,000	688,987
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (c)	345,000	301,084
2.569%, 1Y H15 + 2.300%, 09/22/26 (144A) (c)	710,000	642,682
5.861%, 5Y USD ICE Swap + 3.703%, 06/19/32 (144A) (c)	455,000	401,058
7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	230,000	212,198
Wells Fargo & Co. 4.650%, 11/04/44	595,000	512,695
5.375%, 11/02/43	1,005,000	961,766
Westpac Banking Corp. 3.133%, 11/18/41	693,000	477,431
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (c)	1,050,000	995,716

		94,271,605

Beverages—0.3%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.700%, 02/01/36	1,103,000	1,098,395
4.900%, 02/01/46	315,000	307,853
Anheuser-Busch InBev Finance, Inc. 4.625%, 02/01/44	185,000	174,751
Anheuser-Busch InBev Worldwide, Inc. 4.375%, 04/15/38	1,300,000	1,234,466
4.439%, 10/06/48	950,000	866,799
Coca-Cola Femsa S.A.B. de C.V. 1.850%, 09/01/32	515,000	401,004
2.750%, 01/22/30	276,000	244,744
Constellation Brands, Inc. 5.250%, 11/15/48	180,000	173,583

		4,501,595

Biotechnology—0.4%
Amgen, Inc. 1.650%, 08/15/28 (f)	430,000	373,391
3.000%, 01/15/52	595,000	407,463
5.250%, 03/02/33	955,000	981,166
5.600%, 03/02/43	1,215,000	1,251,814
5.650%, 03/02/53	515,000	535,961
Baxalta, Inc. 5.250%, 06/23/45	27,000	26,461
Gilead Sciences, Inc. 2.600%, 10/01/40	945,000	696,855
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	1,000,000	809,256
Royalty Pharma plc 1.200%, 09/02/25	303,000	274,713
2.150%, 09/02/31	447,000	353,289

		5,710,369

BHFTI-173

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Building Materials—0.2%
CRH America Finance, Inc. 3.400%, 05/09/27 (144A)	214,000	$202,272
Lennox International, Inc. 1.350%, 08/01/25	1,630,000	1,493,240
Martin Marietta Materials, Inc. 3.450%, 06/01/27	499,000	473,355
Masco Corp. 2.000%, 10/01/30	260,000	207,690
6.500%, 08/15/32	720,000	764,664

		3,141,221

Chemicals—0.2%
Albemarle Corp. 5.450%, 12/01/44	350,000	330,937
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co., L.P. 5.125%, 04/01/25 (144A)	630,000	633,764
DuPont de Nemours, Inc. 5.319%, 11/15/38	945,000	951,342
International Flavors & Fragrances, Inc. 1.832%, 10/15/27 (144A)	330,000	280,097
5.000%, 09/26/48	404,000	344,471
Nutrien, Ltd. 3.000%, 04/01/25	200,000	191,967
4.125%, 03/15/35	620,000	553,813

		3,286,391

Commercial Services—0.7%
ERAC USA Finance LLC 3.850%, 11/15/24 (144A)	925,000	906,454
7.000%, 10/15/37 (144A)	500,000	590,958
Ford Foundation (The) 2.815%, 06/01/70	275,000	170,862
Global Payments, Inc. 2.900%, 05/15/30	211,000	178,670
2.900%, 11/15/31	404,000	330,851
3.200%, 08/15/29	1,437,000	1,264,016
5.300%, 08/15/29	272,000	268,602
Pepperdine University 3.301%, 12/01/59	450,000	327,057
Quanta Services, Inc. 2.350%, 01/15/32	855,000	678,504
2.900%, 10/01/30	1,110,000	957,170
S&P Global, Inc. 2.900%, 03/01/32	581,000	518,693
4.250%, 05/01/29	1,056,000	1,039,591
Triton Container International, Ltd. 1.150%, 06/07/24 (144A)	850,000	799,437
University of Southern California 3.226%, 10/01/2120	440,000	276,854
Verisk Analytics, Inc. 5.750%, 04/01/33	635,000	666,595

		8,974,314

Computers—0.5%
Apple, Inc. 2.700%, 08/05/51	965,000	679,855
3.750%, 09/12/47	1,200,000	1,049,174
3.750%, 11/13/47	200,000	175,278
3.850%, 08/04/46	362,000	323,106
CGI, Inc. 1.450%, 09/14/26	659,000	591,655
2.300%, 09/14/31	1,184,000	935,103
Dell International LLC / EMC Corp. 5.250%, 02/01/28	1,652,000	1,668,053
6.020%, 06/15/26	1,170,000	1,200,789
Leidos, Inc. 2.300%, 02/15/31	365,000	296,172

		6,919,185

Cosmetics/Personal Care—0.2%
Estee Lauder Cos., Inc. (The) 2.600%, 04/15/30	1,470,000	1,316,813
Haleon U.S. Capital LLC 3.375%, 03/24/29	780,000	719,602

		2,036,415

Distribution/Wholesale—0.0%
WW Grainger, Inc. 4.600%, 06/15/45	190,000	180,912

Diversified Financial Services—2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750%, 01/30/26	393,000	351,897
2.450%, 10/29/26	390,000	350,108
2.875%, 08/14/24	770,000	735,607
3.000%, 10/29/28	485,000	423,416
3.300%, 01/30/32	460,000	381,077
4.450%, 04/03/26	478,000	459,093
6.500%, 07/15/25	208,000	209,504
Air Lease Corp. 2.875%, 01/15/26	600,000	559,310
3.250%, 03/01/25	484,000	464,841
3.250%, 10/01/29	1,065,000	935,033
3.375%, 07/01/25	1,266,000	1,206,087
Aviation Capital Group LLC 5.500%, 12/15/24 (144A)	698,000	689,028
Avolon Holdings Funding, Ltd. 2.125%, 02/21/26 (144A)	445,000	395,549
2.528%, 11/18/27 (144A)	5,211,000	4,410,438
2.875%, 02/15/25 (144A)	1,839,000	1,725,340
4.250%, 04/15/26 (144A)	885,000	832,144
4.375%, 05/01/26 (144A)	540,000	506,680
5.250%, 05/15/24 (144A)	805,000	796,916
5.500%, 01/15/26 (144A)	1,140,000	1,116,098
Blackstone Secured Lending Fund 3.650%, 07/14/23	610,000	601,311
BOC Aviation, Ltd. 3.500%, 10/10/24 (144A)	385,000	374,486

BHFTI-174

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Brookfield Finance, Inc. 3.900%, 01/25/28	358,000	$332,809
4.700%, 09/20/47	84,000	72,556
4.850%, 03/29/29	485,000	466,808
Capital One Financial Corp. 1.878%, SOFR + 0.855%, 11/02/27 (c)	324,000	278,931
2.618%, SOFR + 1.265%, 11/02/32 (c)	735,000	560,122
4.200%, 10/29/25	200,000	186,443
4.927%, SOFR + 2.057%, 05/10/28 (c)	570,000	547,306
4.985%, SOFR + 2.160%, 07/24/26 (c)	540,000	520,515
LSEGA Financing plc 2.000%, 04/06/28 (144A)	1,445,000	1,240,384
Nomura Holdings, Inc. 2.648%, 01/16/25	845,000	800,497
2.679%, 07/16/30	540,000	436,536
Park Aerospace Holdings, Ltd. 5.500%, 02/15/24 (144A)	96,000	95,102
Private Export Funding Corp. 3.550%, 01/15/24	7,383,000	7,283,246

		30,345,218

Electric—2.6%
AEP Transmission Co. LLC 3.150%, 09/15/49	225,000	163,633
Alabama Power Co. 3.550%, 12/01/23	461,000	455,816
Alexander Funding Trust 1.841%, 11/15/23 (144A)	800,000	775,985
Baltimore Gas & Electric Co. 5.200%, 06/15/33	1,510,000	1,500,985
Berkshire Hathaway Energy Co. 6.125%, 04/01/36	325,000	357,737
CenterPoint Energy, Inc. 1.450%, 06/01/26	699,000	633,440
China Southern Power Grid International Finance BVI Co., Ltd. 3.500%, 05/08/27 (144A)	960,000	931,517
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	250,000	243,169
Constellation Energy Generation LLC 5.750%, 10/01/41	260,000	255,530
5.800%, 03/01/33	790,000	814,803
6.250%, 10/01/39	160,000	168,597
Consumers Energy Co. 4.350%, 08/31/64	191,000	161,860
Delmarva Power & Light Co. 4.150%, 05/15/45	500,000	424,992
Dominion Energy, Inc. 2.850%, 08/15/26	183,000	171,601
DTE Electric Co. 5.700%, 10/01/37	300,000	307,803
Duke Energy Indiana LLC 3.750%, 05/15/46	350,000	278,768
Duke Energy Progress LLC 2.900%, 08/15/51	470,000	320,604
4.100%, 03/15/43	200,000	172,032

Electric—(Continued)
Duke Energy Progress LLC
4.375%, 03/30/44	247,000	219,697
5.700%, 04/01/35	360,000	367,584
Duquesne Light Holdings, Inc. 2.532%, 10/01/30 (144A)	450,000	364,579
2.775%, 01/07/32 (144A)	280,000	225,940
3.616%, 08/01/27 (144A)	1,050,000	934,896
Edison International 3.550%, 11/15/24	1,180,000	1,146,179
Emera U.S. Finance L.P. 4.750%, 06/15/46	500,000	405,524
Enel Finance International NV 3.500%, 04/06/28 (144A)	465,000	427,671
Entergy Arkansas LLC 2.650%, 06/15/51	285,000	184,411
Entergy Corp. 2.950%, 09/01/26	194,000	182,261
Entergy Louisiana LLC 2.400%, 10/01/26	414,000	382,653
2.900%, 03/15/51	390,000	265,450
3.050%, 06/01/31	195,000	171,069
Evergy Metro, Inc. 5.300%, 10/01/41	315,000	311,091
Evergy Missouri West, Inc. 5.150%, 09/15/41	400,000	375,487
Fells Point Funding Trust 3.046%, 01/31/27 (144A) (f)	1,880,115	1,744,192
Florida Power & Light Co. 5.625%, 04/01/34	1,250,000	1,345,005
Fortis, Inc. 3.055%, 10/04/26	929,000	871,762
ITC Holdings Corp. 2.950%, 05/14/30 (144A)	330,000	290,636
Jersey Central Power & Light Co. 6.150%, 06/01/37	200,000	208,689
Massachusetts Electric Co. 4.004%, 08/15/46 (144A)	402,000	310,571
Mid-Atlantic Interstate Transmission LLC 4.100%, 05/15/28 (144A)	340,000	328,401
Nevada Power Co. 5.375%, 09/15/40	223,000	220,875
6.650%, 04/01/36	360,000	409,313
New England Power Co. 3.800%, 12/05/47 (144A)	280,000	227,781
New York State Electric & Gas Corp. 3.250%, 12/01/26 (144A)	434,000	413,899
Niagara Mohawk Power Corp. 1.960%, 06/27/30 (144A)	700,000	567,959
3.508%, 10/01/24 (144A)	305,000	294,385
Northern States Power Co. 6.500%, 03/01/28	628,000	674,161
NRG Energy, Inc. 2.000%, 12/02/25 (144A)	560,000	504,302
2.450%, 12/02/27 (144A)	625,000	534,719
Ohio Power Co. 2.900%, 10/01/51	635,000	433,633

BHFTI-175

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Oncor Electric Delivery Co. LLC 3.100%, 09/15/49	670,000	$492,891
Pacific Gas and Electric Co. 1.700%, 11/15/23	540,000	526,750
2.950%, 03/01/26	1,905,000	1,772,057
3.450%, 07/01/25	600,000	571,838
3.750%, 08/15/42	245,000	173,457
4.300%, 03/15/45	420,000	315,968
Pennsylvania Electric Co. 3.250%, 03/15/28 (144A)	113,000	104,938
PG&E Recovery Funding LLC 5.536%, 07/15/47	630,000	668,377
PG&E Wildfire Recovery Funding LLC 4.263%, 06/01/36	465,000	450,120
5.099%, 06/01/52	675,000	687,023
5.212%, 12/01/47	360,000	369,051
Progress Energy, Inc. 7.000%, 10/30/31	200,000	221,393
Public Service Co. of Oklahoma 6.625%, 11/15/37	600,000	659,931
Puget Energy, Inc. 2.379%, 06/15/28	853,000	751,384
San Diego Gas & Electric Co. 2.950%, 08/15/51	635,000	441,650
Sierra Pacific Power Co.
3.375%, 08/15/23	556,000	551,531
Southern California Edison Co. 3.650%, 03/01/28	500,000	472,228
5.550%, 01/15/36	500,000	500,903
Southwestern Public Service Co. 4.500%, 08/15/41	250,000	224,616
Tampa Electric Co. 4.450%, 06/15/49	500,000	435,838
Toledo Edison Co. (The) 6.150%, 05/15/37	400,000	431,006
Virginia Electric & Power Co. 4.450%, 02/15/44	126,000	111,557
6.000%, 05/15/37	685,000	735,045

		35,153,199

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	376,000	356,656

Engineering & Construction—0.0%
Mexico City Airport Trust 5.500%, 07/31/47 (144A)	200,000	154,029

Food—0.5%
Bimbo Bakeries USA, Inc. 4.000%, 05/17/51 (144A)	695,000	544,126
Campbell Soup Co. 3.125%, 04/24/50	287,000	202,038
Conagra Brands, Inc. 5.300%, 11/01/38	205,000	200,551

Food—(Continued)
Kellogg Co. 5.250%, 03/01/33	747,000	766,498
Kraft Heinz Foods Co. 4.375%, 06/01/46	460,000	400,751
4.625%, 10/01/39	600,000	549,974
Kroger Co. (The) 8.000%, 09/15/29	610,000	697,723
McCormick and Co., Inc. 2.500%, 04/15/30	1,239,000	1,057,628
Smithfield Foods, Inc. 3.000%, 10/15/30 (144A)	1,160,000	925,552
5.200%, 04/01/29 (144A)	1,100,000	1,027,540
Tyson Foods, Inc. 5.150%, 08/15/44	100,000	94,536

		6,466,917

Gas—0.4%
APA Infrastructure, Ltd. 4.200%, 03/23/25 (144A)	700,000	685,702
4.250%, 07/15/27 (144A)	687,000	666,110
Atmos Energy Corp. 4.150%, 01/15/43	460,000	406,762
Brooklyn Union Gas Co. (The) 4.273%, 03/15/48 (144A)	500,000	396,360
KeySpan Gas East Corp. 2.742%, 08/15/26 (144A)	345,000	315,819
NiSource, Inc. 1.700%, 02/15/31	570,000	451,194
2.950%, 09/01/29	465,000	413,235
Southern California Gas Co. 2.550%, 02/01/30	829,000	723,987
Southern Co. Gas Capital Corp. 3.950%, 10/01/46	212,000	164,239
4.400%, 06/01/43	375,000	315,948
6.000%, 10/01/34	1,000,000	1,005,625
Southwest Gas Corp. 3.800%, 09/29/46	332,000	250,438

		5,795,419

Healthcare-Products—0.1%
Thermo Fisher Scientific, Inc. 2.000%, 10/15/31 (f)	1,065,000	887,690

Healthcare-Services—1.0%
Aetna, Inc. 6.625%, 06/15/36	297,000	329,323
Anthem, Inc. 4.650%, 08/15/44	324,000	298,436
Bon Secours Mercy Health, Inc. 3.205%, 06/01/50	625,000	442,436
Children’s Hospital Corp. (The) 2.585%, 02/01/50	430,000	278,231
2.928%, 07/15/50	540,000	357,847
CommonSpirit Health 1.547%, 10/01/25	435,000	400,725

BHFTI-176

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Healthcare-Services—(Continued)
CommonSpirit Health
2.782%, 10/01/30	430,000	$365,296
3.910%, 10/01/50	425,000	329,217
Cottage Health Obligated Group 3.304%, 11/01/49	500,000	370,574
Elevance Health, Inc. 4.101%, 03/01/28	460,000	450,338
Hackensack Meridian Health, Inc. 2.675%, 09/01/41	1,180,000	843,653
2.875%, 09/01/50	700,000	476,611
Hartford HealthCare Corp. 3.447%, 07/01/54	1,100,000	816,968
HCA, Inc. 3.500%, 07/15/51	397,000	274,101
5.125%, 06/15/39	565,000	528,120
5.250%, 06/15/26	1,540,000	1,541,398
5.500%, 06/15/47	445,000	417,717
Memorial Health Services 3.447%, 11/01/49	995,000	763,333
MidMichigan Health 3.409%, 06/01/50	245,000	176,704
MultiCare Health System 2.803%, 08/15/50	365,000	224,767
Nationwide Children’s Hospital, Inc. 4.556%, 11/01/52	181,000	171,337
NYU Langone Hospitals 3.380%, 07/01/55	410,000	296,508
Piedmont Healthcare, Inc. 2.864%, 01/01/52	620,000	401,626
Providence St. Joseph Health Obligated Group 2.746%, 10/01/26	210,000	195,901
Quest Diagnostics, Inc. 3.450%, 06/01/26	140,000	133,821
Texas Health Resources 2.328%, 11/15/50	340,000	204,492
4.330%, 11/15/55	250,000	221,532
UnitedHealth Group, Inc. 3.250%, 05/15/51	900,000	676,179
4.625%, 07/15/35	320,000	321,442
5.875%, 02/15/53	405,000	455,218
Universal Health Services, Inc. 2.650%, 10/15/30 (f)	109,000	87,395
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	580,000	363,297

		13,214,543

Home Builders—0.0%
Lennar Corp. 4.500%, 04/30/24	280,000	276,581

Insurance—0.8%
AIA Group, Ltd. 3.600%, 04/09/29 (144A)	495,000	465,541
3.900%, 04/06/28 (144A)	415,000	401,338
AIG SunAmerica Global Financing X 6.900%, 03/15/32 (144A)	500,000	547,609

Insurance—(Continued)
Assurant, Inc. 4.200%, 09/27/23	101,000	100,353
Athene Global Funding 1.450%, 01/08/26 (144A)	420,000	371,836
2.500%, 01/14/25 (144A)	115,000	108,500
2.750%, 06/25/24 (144A)	890,000	857,990
2.950%, 11/12/26 (144A)	2,125,000	1,902,568
Berkshire Hathaway Finance Corp. 3.850%, 03/15/52	620,000	518,442
4.300%, 05/15/43	831,000	767,166
Corebridge Financial, Inc. 3.850%, 04/05/29 (144A)	390,000	355,856
F&G Global Funding 1.750%, 06/30/26 (144A)	585,000	525,991
Guardian Life Insurance Co. of America (The) 4.850%, 01/24/77 (144A) †	156,000	135,927
Hanover Insurance Group, Inc. (The) 2.500%, 09/01/30	380,000	303,338
Hartford Financial Services Group, Inc. (The) 4.300%, 04/15/43	400,000	337,691
Liberty Mutual Insurance Co. 8.500%, 05/15/25 (144A)	800,000	831,341
Massachusetts Mutual Life Insurance Co. 7.625%, 11/15/23 (144A)	262,000	264,422
New York Life Global Funding 3.000%, 01/10/28 (144A)	485,000	453,708
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	625,000	535,834
Northwestern Mutual Global Funding 1.700%, 06/01/28 (144A)	620,000	533,469
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (c)	200,000	155,331

		10,474,251

Internet—0.2%
Amazon.com, Inc. 3.950%, 04/13/52 (f)	1,270,000	1,126,176
eBay, Inc. 2.600%, 05/10/31 (f)	2,500,000	2,124,325

		3,250,501

Iron/Steel—0.2%
Nucor Corp. 2.979%, 12/15/55	250,000	166,381
Reliance Steel & Aluminum Co. 1.300%, 08/15/25	1,810,000	1,662,544
Steel Dynamics, Inc. 1.650%, 10/15/27	630,000	540,656

		2,369,581

Machinery-Diversified—0.1%
Deere & Co. 8.100%, 05/15/30	400,000	481,691
Nvent Finance S.a.r.l. 4.550%, 04/15/28	562,000	533,615

BHFTI-177

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Machinery-Diversified—(Continued)
Otis Worldwide Corp. 2.565%, 02/15/30	1,110,000	$973,385

		1,988,691

Media—0.7%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.500%, 03/01/42	775,000	523,630
3.700%, 04/01/51	840,000	537,581
4.800%, 03/01/50	935,000	712,651
6.834%, 10/23/55	400,000	388,620
Comcast Corp. 2.887%, 11/01/51	1,131,000	772,133
2.937%, 11/01/56	663,000	441,328
2.987%, 11/01/63	42,000	27,232
3.900%, 03/01/38	591,000	528,999
4.200%, 08/15/34	556,000	532,290
4.250%, 01/15/33 (f)	1,880,000	1,831,132
COX Communications, Inc. 2.950%, 10/01/50 (144A)	630,000	404,026
Discovery Communications LLC 5.200%, 09/20/47	485,000	401,808
Grupo Televisa S.A.B. 6.125%, 01/31/46	200,000	202,826
Paramount Global 4.850%, 07/01/42	255,000	195,295
5.900%, 10/15/40	125,000	111,164
TCI Communications, Inc. 7.125%, 02/15/28	801,000	895,346
Time Warner Cable LLC 5.500%, 09/01/41	1,000,000	864,044

		9,370,105

Mining—0.2%
Barrick Gold Corp. 6.450%, 10/15/35	300,000	325,858
Glencore Funding LLC 2.500%, 09/01/30 (144A)	2,270,000	1,901,691
4.125%, 05/30/23 (144A)	346,000	344,753

		2,572,302

Miscellaneous Manufacturing—0.0%
Parker-Hannifin Corp. 4.450%, 11/21/44	333,000	308,774

Oil & Gas—1.0%
Aker BP ASA 2.000%, 07/15/26 (144A)	389,000	349,934
BP Capital Markets America, Inc. 2.939%, 06/04/51	1,260,000	873,673
3.017%, 01/16/27	655,000	622,137
BP Capital Markets plc 3.279%, 09/19/27 (f)	288,000	277,154
Coterra Energy, Inc. 3.900%, 05/15/27	710,000	677,498

Oil & Gas—(Continued)
Ecopetrol S.A. 4.125%, 01/16/25	433,000	421,245
Eni S.p.A. 4.000%, 09/12/23 (144A)	385,000	381,817
EQT Corp. 3.900%, 10/01/27 (f)	200,000	187,984
Exxon Mobil Corp. 2.995%, 08/16/39	690,000	557,871
3.095%, 08/16/49	860,000	643,733
HF Sinclair Corp. 2.625%, 10/01/23	775,000	762,673
5.875%, 04/01/26 (f)	409,000	413,292
Jonah Energy LLC 7.800%, 11/10/37 (144A)	1,766,853	1,719,325
Marathon Petroleum Corp. 4.700%, 05/01/25	509,000	507,981
Phillips 66 Co. 3.150%, 12/15/29 (144A)	330,000	297,773
3.550%, 10/01/26 (144A)	100,000	95,377
4.900%, 10/01/46 (144A)	560,000	511,669
Pioneer Natural Resources Co. 1.900%, 08/15/30	800,000	651,407
Saudi Arabian Oil Co. 1.250%, 11/24/23 (144A)	200,000	194,887
1.625%, 11/24/25 (144A)	220,000	203,534
Suncor Energy, Inc. 5.950%, 12/01/34	668,000	689,748
7.875%, 06/15/26	544,000	587,362
TotalEnergies Capital International S.A. 2.986%, 06/29/41	900,000	704,313
3.127%, 05/29/50	870,000	644,956
3.461%, 07/12/49	660,000	522,887
Valero Energy Corp. 2.150%, 09/15/27	391,000	353,115
7.500%, 04/15/32	126,000	144,910

		13,998,255

Oil & Gas Services—0.1%
Halliburton Co. 4.750%, 08/01/43	215,000	189,787
4.850%, 11/15/35 (f)	270,000	259,525
6.750%, 02/01/27	200,000	207,440

		656,752

Packaging & Containers—0.1%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A)	894,000	796,413
WRKCo, Inc. 3.750%, 03/15/25	300,000	291,021

		1,087,434

Pharmaceuticals—0.9%
AbbVie, Inc. 3.200%, 11/21/29	1,583,000	1,469,055

BHFTI-178

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
AbbVie, Inc.
4.050%, 11/21/39	1,682,000	$1,502,419
4.400%, 11/06/42	600,000	548,381
4.450%, 05/14/46	220,000	199,059
AstraZeneca plc 2.125%, 08/06/50	390,000	245,719
6.450%, 09/15/37	350,000	412,869
Becton Dickinson & Co. 3.794%, 05/20/50	103,000	83,461
Bristol-Myers Squibb Co. 4.125%, 06/15/39	527,000	490,552
4.550%, 02/20/48	427,000	403,460
Cigna Group (The) 4.800%, 07/15/46	156,000	143,482
CVS Health Corp. 4.300%, 03/25/28	179,000	175,786
5.050%, 03/25/48	2,065,000	1,931,820
CVS Pass-Through Trust 4.704%, 01/10/36 (144A)	632,446	594,781
5.773%, 01/10/33 (144A)	591,988	597,484
8.353%, 07/10/31 (144A)	117,374	128,812
Mead Johnson Nutrition Co. 4.125%, 11/15/25	89,000	87,881
Mylan, Inc. 4.550%, 04/15/28	350,000	335,720
5.400%, 11/29/43	400,000	333,671
Takeda Pharmaceutical Co., Ltd. 3.025%, 07/09/40	945,000	720,939
3.175%, 07/09/50	440,000	314,281
Viatris, Inc. 3.850%, 06/22/40	412,000	289,047
Zoetis, Inc. 2.000%, 05/15/30	590,000	496,015

		11,504,694

Pipelines—0.8%
ANR Pipeline Co. 7.375%, 02/15/24	226,000	227,557
Boardwalk Pipelines L.P. 3.400%, 02/15/31	630,000	548,164
Buckeye Partners L.P. 5.850%, 11/15/43	575,000	434,177
Cameron LNG LLC 3.701%, 01/15/39 (144A)	769,000	643,525
Enbridge, Inc. 5.700%, 03/08/33	680,000	707,298
Energy Transfer L.P. 3.900%, 05/15/24	350,000	342,636
3.900%, 07/15/26	117,000	112,522
4.150%, 09/15/29	443,000	413,853
4.950%, 05/15/28	290,000	285,821
4.950%, 01/15/43	394,000	332,708
5.300%, 04/01/44	200,000	176,946
5.500%, 06/01/27	167,000	168,791
6.050%, 06/01/41 (f)	270,000	272,623
6.100%, 02/15/42	500,000	488,935

Pipelines—(Continued)
Enterprise Products Operating LLC 4.950%, 10/15/54	179,000	161,946
5.100%, 02/15/45	200,000	190,892
Flex Intermediate Holdco LLC 3.363%, 06/30/31 (144A)	1,100,000	904,237
4.317%, 12/30/39 (144A)	425,000	322,814
Galaxy Pipeline Assets Bidco, Ltd. 2.940%, 09/30/40 (144A)	759,880	614,733
Gray Oak Pipeline LLC 2.000%, 09/15/23 (144A)	415,000	408,031
2.600%, 10/15/25 (144A)	1,300,000	1,204,795
Kinder Morgan, Inc. 5.050%, 02/15/46	250,000	220,432
ONEOK Partners L.P. 6.650%, 10/01/36	950,000	986,644
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (f)	400,000	385,849
Southern Natural Gas Co. LLC 4.800%, 03/15/47 (144A)	244,000	207,720
Targa Resources Corp. 4.200%, 02/01/33	290,000	260,911
TransCanada PipeLines, Ltd. 4.750%, 05/15/38	300,000	278,156

		11,302,716

Real Estate—0.1%
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	632,000	591,185
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	603,000	562,880

		1,154,065

Real Estate Investment Trusts—1.6%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33	410,000	307,135
2.000%, 05/18/32	710,000	546,284
3.800%, 04/15/26	175,000	167,790
4.000%, 02/01/50	566,000	429,220
American Tower Corp. 1.500%, 01/31/28	965,000	821,112
1.875%, 10/15/30	845,000	670,184
2.100%, 06/15/30	470,000	384,001
2.950%, 01/15/51 (f)	255,000	163,340
3.100%, 06/15/50	390,000	255,993
3.375%, 10/15/26	287,000	271,923
3.700%, 10/15/49	665,000	487,659
Boston Properties L.P. 3.200%, 01/15/25	183,000	169,793
Brixmor Operating Partnership L.P. 2.250%, 04/01/28	600,000	514,476
2.500%, 08/16/31	325,000	251,054
3.850%, 02/01/25	500,000	479,674
Corporate Office Properties L.P. 2.750%, 04/15/31	1,153,000	854,233

BHFTI-179

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Equinix, Inc. 2.000%, 05/15/28	1,388,000	$1,187,048
2.900%, 11/18/26	875,000	813,703
Essex Portfolio L.P. 2.650%, 03/15/32	565,000	460,767
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	387,000	357,199
Healthcare Realty Holdings L.P. 2.000%, 03/15/31 (f)	470,000	366,764
Healthpeak Properties, Inc. 3.500%, 07/15/29	600,000	549,629
Life Storage L.P. 2.400%, 10/15/31	390,000	314,348
3.500%, 07/01/26	1,000,000	948,625
Mid-America Apartments L.P. 1.700%, 02/15/31	470,000	372,410
National Retail Properties, Inc. 3.600%, 12/15/26	453,000	428,741
Physicians Realty L.P. 2.625%, 11/01/31	405,000	319,018
Prologis L.P. 2.250%, 04/15/30	200,000	169,668
Public Storage 1.950%, 11/09/28	490,000	430,224
2.250%, 11/09/31 (f)	411,000	340,909
Realty Income Corp. 3.000%, 01/15/27	200,000	186,789
Regency Centers L.P. 2.950%, 09/15/29	560,000	484,726
Sabra Health Care L.P. 3.200%, 12/01/31	660,000	484,086
Safehold Operating Partnership L.P. 2.800%, 06/15/31	2,220,000	1,733,444
Scentre Group Trust 1 / Scentre Group Trust 2 3.500%, 02/12/25 (144A)	720,000	697,772
Scentre Group Trust 2 4.750%, 5Y H15 + 4.379%, 09/24/80 (144A) (c)	635,000	571,675
SITE Centers Corp. 4.700%, 06/01/27	226,000	213,367
UDR, Inc. 2.100%, 08/01/32	470,000	362,200
2.950%, 09/01/26	233,000	219,232
3.000%, 08/15/31	95,000	81,309
3.200%, 01/15/30	625,000	558,327
Ventas Realty L.P. 3.500%, 02/01/25	197,000	189,677
3.850%, 04/01/27	369,000	348,310
Welltower OP LLC 3.100%, 01/15/30	445,000	387,915
6.500%, 03/15/41	225,000	234,596
WP Carey, Inc. 2.250%, 04/01/33 (f)	845,000	643,641
4.250%, 10/01/26	285,000	277,881

		21,507,871

Retail—0.4%
7-Eleven, Inc. 1.800%, 02/10/31 (144A)	400,000	316,923
2.500%, 02/10/41 (144A)	409,000	276,150
Alimentation Couche-Tard, Inc. 3.439%, 05/13/41 (144A)	780,000	582,043
3.625%, 05/13/51 (144A)	870,000	606,136
3.800%, 01/25/50 (144A)	625,000	461,484
AutoZone, Inc. 1.650%, 01/15/31	530,000	422,012
Home Depot, Inc. (The) 4.950%, 09/15/52	596,000	595,452
Lowe’s Cos., Inc. 1.700%, 10/15/30 (f)	1,085,000	877,262
2.625%, 04/01/31	700,000	598,290
McDonald’s Corp. 4.450%, 03/01/47	180,000	164,826
4.700%, 12/09/35	84,000	83,858
6.300%, 10/15/37	152,000	173,411
O’Reilly Automotive, Inc. 3.600%, 09/01/27	494,000	476,882

		5,634,729

Semiconductors—0.7%
Advanced Micro Devices, Inc. 2.375%, 06/01/30	700,000	610,946
Analog Devices, Inc. 2.800%, 10/01/41	722,000	551,180
Broadcom, Inc. 1.950%, 02/15/28 (144A)	1,800,000	1,565,846
3.137%, 11/15/35 (144A)	1,685,000	1,295,865
3.187%, 11/15/36 (144A)	465,000	352,385
Intel Corp. 5.625%, 02/10/43	795,000	814,748
5.700%, 02/10/53	490,000	500,091
KLA Corp. 3.300%, 03/01/50	610,000	466,281
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 2.500%, 05/11/31	1,085,000	896,968
3.250%, 05/11/41	1,115,000	812,342
QUALCOMM, Inc. 4.500%, 05/20/52	460,000	428,708
TSMC Global, Ltd. 4.625%, 07/22/32 (144A) (f)	444,000	447,214

		8,742,574

Software—0.6%
Activision Blizzard, Inc. 1.350%, 09/15/30	757,000	613,195
Fiserv, Inc. 3.200%, 07/01/26	305,000	289,493
4.400%, 07/01/49	295,000	252,041
Microsoft Corp. 2.921%, 03/17/52	272,000	206,767
3.041%, 03/17/62	149,000	111,664
3.500%, 02/12/35	296,000	281,417

BHFTI-180

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Oracle Corp. 2.300%, 03/25/28	630,000	$563,802
3.800%, 11/15/37	900,000	747,214
3.850%, 07/15/36	124,000	105,976
3.900%, 05/15/35	106,000	92,583
4.300%, 07/08/34	103,000	94,447
4.900%, 02/06/33	820,000	803,163
5.550%, 02/06/53	580,000	552,184
Roper Technologies, Inc. 1.400%, 09/15/27	1,050,000	910,405
VMware, Inc. 1.400%, 08/15/26	1,306,000	1,155,152
4.650%, 05/15/27	425,000	418,434
Workday, Inc. 3.500%, 04/01/27 (f)	852,000	815,165

		8,013,102

Telecommunications—0.6%
AT&T, Inc. 1.650%, 02/01/28	80,000	70,284
2.250%, 02/01/32	510,000	416,942
3.500%, 06/01/41	479,000	378,022
3.550%, 09/15/55	396,000	284,252
3.650%, 06/01/51	2,795,000	2,117,029
Deutsche Telekom AG 3.625%, 01/21/50 (144A) (f)	276,000	214,187
NBN Co., Ltd. 2.625%, 05/05/31 (144A)	1,600,000	1,341,875
Rogers Communications, Inc. 4.550%, 03/15/52 (144A)	545,000	448,302
T-Mobile USA, Inc. 3.600%, 11/15/60	385,000	274,416
Verizon Communications, Inc. 2.100%, 03/22/28	507,000	451,646
2.355%, 03/15/32	109,000	89,423
2.650%, 11/20/40	779,000	556,209
4.125%, 03/16/27	113,000	111,999
Vodafone Group plc 5.625%, 02/10/53 (f)	275,000	271,574
6.150%, 02/27/37	500,000	534,869

		7,561,029

Transportation—0.2%
Burlington Northern Santa Fe LLC 3.550%, 02/15/50	233,000	186,767
7.950%, 08/15/30	1,185,000	1,391,062
CSX Corp. 4.750%, 11/15/48	404,000	377,813
6.000%, 10/01/36	300,000	325,130
Kansas City Southern 4.700%, 05/01/48	597,000	546,687
Norfolk Southern Corp. 3.942%, 11/01/47	219,000	179,394
Union Pacific Corp. 4.100%, 09/15/67	200,000	165,925

		3,172,778

Water—0.1%
American Water Capital Corp. 2.800%, 05/01/30	750,000	667,583

Total Corporate Bonds & Notes (Cost $426,301,619)		373,944,339

Asset-Backed Securities—11.9%

Asset-Backed - Automobile—3.1%
Carvana Auto Receivables Trust 3.040%, 04/15/25 (144A)	2,233,305	2,213,371
Credit Acceptance Auto Loan Trust 0.960%, 02/15/30 (144A)	2,425,323	2,357,938
8.450%, 02/15/33 (144A)	2,600,000	2,673,424
Credito Real USA Auto Receivables Trust 1.350%, 02/16/27 (144A)	314,585	309,094
Drive Auto Receivables Trust 1.020%, 06/15/27	729,337	715,364
1.450%, 01/16/29	1,600,000	1,504,783
3.180%, 10/15/26	891,203	885,419
DT Auto Owner Trust 1.100%, 02/16/27 (144A)	1,432,000	1,374,215
4.220%, 01/15/27 (144A)	3,290,000	3,221,723
Exeter Automobile Receivables Trust 5.980%, 12/15/28	2,800,000	2,769,521
Flagship Credit Auto Trust 1.960%, 12/15/27 (144A)	3,650,000	3,373,961
2.180%, 02/16/27 (144A)	650,000	608,204
GLS Auto Receivables Issuer Trust 1.200%, 01/15/27 (144A)	518,333	510,532
1.420%, 04/15/27 (144A)	2,250,000	2,077,683
1.480%, 07/15/27 (144A)	4,400,000	3,985,548
1.680%, 01/15/27 (144A)	1,200,000	1,135,372
LP LMS Asset 3.228%, 10/15/28	440,063	436,471
OneMain Direct Auto Receivables Trust 7.070%, 02/14/33 (144A)	1,838,000	1,865,774
Santander Drive Auto Receivables Trust 4.140%, 02/16/27	3,706,000	3,656,661
Sonoran Auto Receivables Trust 4.750%, 07/15/24	612,198	599,954
4.750%, 06/15/25	759,083	749,967
U.S. Auto Funding LLC 1.490%, 03/17/25 (144A)	2,412,670	2,392,161
Westlake Automobile Receivables Trust 5.740%, 08/15/28 (144A)	2,105,000	2,112,967

		41,530,107

Asset-Backed - Credit Card—0.2%
Consumer Receivables Asset Investment Trust 8.783%, 3M LIBOR + 3.750%, 12/15/24 (144A) (c)	715,876	718,309
Continental Finance Credit Card ABS Master Trust 2.240%, 12/15/28 (144A)	1,500,000	1,430,642

		2,148,951

BHFTI-181

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—8.6%
Accelerated LLC 1.900%, 10/20/40 (144A)	1,227,110	$1,093,663
American Homes 4 Rent Trust 3.467%, 04/17/52 (144A)	1,065,177	1,027,863
3.678%, 12/17/36 (144A)	84,514	82,683
4.201%, 12/17/36 (144A)	400,000	392,405
4.290%, 10/17/36 (144A)	300,000	294,540
4.596%, 12/17/36 (144A)	250,000	246,187
5.036%, 10/17/52 (144A)	1,900,000	1,858,335
5.639%, 04/17/52 (144A)	500,000	497,341
6.231%, 10/17/36 (144A)	650,000	644,095
6.418%, 12/17/36 (144A)	300,000	296,738
AMSR Trust 1.355%, 11/17/37 (144A)	2,300,000	2,092,069
2.327%, 10/17/38 (144A)	1,694,000	1,464,247
4.387%, 03/17/39 (144A)	3,000,000	2,733,189
Bridge Trust 4.450%, 11/17/37 (144A)	2,257,000	2,143,348
Business Jet Securities LLC 2.162%, 04/15/36 (144A)	1,063,693	994,553
2.918%, 04/15/36 (144A)	2,109,920	1,941,127
2.981%, 11/15/35 (144A)	644,036	610,485
Camillo 5.000%, 12/05/23	3,263,838	3,165,923
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	593,250	526,832
CFIN Issuer LLC 3.250%, 02/16/26 (144A)	3,000,000	2,820,000
COOF Securitization Trust, Ltd. 2.825%, 06/25/40 (144A) (c) (e)	334,614	17,599
CoreVest American Finance Trust 2.705%, 10/15/52 (144A)	1,026,320	970,941
3.880%, 03/15/52 (144A)	2,470,000	2,428,314
Crossroads Asset Trust 1.440%, 01/20/26 (144A)	1,650,000	1,596,340
DataBank Issuer 2.060%, 02/27/51 (144A)	1,950,000	1,730,697
Diversified ABS Phase III LLC 4.875%, 04/28/39 (144A) (a) (b) †	3,757,684	3,381,915
Diversified ABS Phase VI LLC 7.500%, 11/28/39 (a) (b)	1,848,379	1,802,170
FirstKey Homes Trust 2.668%, 10/19/37 (144A)	3,700,000	3,357,665
5.197%, 05/17/39 (144A)	1,320,000	1,247,768
FMC GMSR Issuer Trust 3.620%, 07/25/26 (144A) (c)	3,300,000	2,829,530
3.690%, 02/25/24	5,000,000	4,767,500
3.850%, 10/25/26 (144A) (c)	2,680,000	2,297,036
4.450%, 01/25/26 (144A) (c)	3,100,000	2,842,564
Foundation Finance Trust 3.860%, 11/15/34 (144A)	298,353	292,961
Freedom Trucking LLC 3.100%, 10/14/24	871	0
Gold Key Resorts LLC 3.220%, 03/17/31 (144A)	17,522	17,283

Asset-Backed - Other—(Continued)
Goodgreen Trust 2.760%, 04/15/55 (144A)	1,021,597	848,465
3.260%, 10/15/53 (144A)	1,158,398	1,061,369
3.740%, 10/15/52 (144A)	237,839	220,241
5.000%, 10/20/51 (a) (b)	1,101,930	1,052,343
HERO Funding Trust 3.080%, 09/20/42 (144A)	204,263	188,830
3.950%, 09/20/48 (144A)	783,946	735,740
4.460%, 09/20/47 (144A)	631,474	607,815
Hilton Grand Vacations Trust 2.660%, 12/26/28 (144A)	150,398	148,988
Jonah Energy Abs I LLC 7.200%, 12/10/37 (144A)	1,425,015	1,408,093
KGS-Alpha SBA COOF Trust 0.584%, 05/25/39 (144A) (c) (e)	1,361,808	16,602
0.844%, 08/25/38 (144A) (c) (e)	1,009,265	18,415
1.611%, 03/25/39 (144A) (c) (e)	1,140,922	39,404
2.998%, 04/25/40 (144A) (c) (e)	255,900	13,088
LFT CRE, Ltd. 6.634%, 1M LIBOR + 1.950%, 06/15/39 (144A) (c)	3,280,000	3,134,115
NRZ Excess Spread-Collateralized Notes 3.104%, 07/25/26 (144A)	3,898,479	3,506,791
3.228%, 05/25/26 (144A)	1,815,236	1,643,185
3.474%, 11/25/26 (144A)	2,344,451	2,138,722
3.844%, 12/25/25 (144A)	1,447,596	1,351,188
Oportun Funding LLC 1.210%, 03/08/28 (144A)	950,000	899,350
Oportun Issuance Trust 5.050%, 06/09/31 (144A)	3,600,000	3,503,121
Pagaya AI Debt Selection Trust 1.180%, 11/15/27 (144A)	592,260	587,441
PNMAC GMSR Issuer Trust 8.810%, SOFR30A + 4.250%, 05/25/27 (144A) (c)	2,650,000	2,609,225
PRET LLC 2.487%, 10/25/51 (144A) (c)	4,353,144	4,086,751
Progress Residential Trust 2.409%, 05/17/38 (144A)	1,960,000	1,707,178
2.425%, 07/17/38 (144A)	2,535,000	2,177,161
3.930%, 02/17/41 (144A)	3,150,000	2,681,901
5.200%, 04/17/39 (144A)	2,435,000	2,232,408
Regional Management Issuance Trust 3.040%, 03/17/31 (144A)	2,309,000	1,992,191
Renew Financial 3.670%, 09/20/52 (144A)	305,076	268,014
Sierra Timeshare Receivables Funding LLC 1.330%, 07/20/37 (144A)	634,795	590,399
SOL S.p.A. 4.160%, 02/09/30	496,996	492,841
Trillion Capital III 1.000%, 11/15/24 (a) (b)	3,445,344	3,445,344
Upstart Securitization Trust 1.890%, 03/20/31 (144A)	692,378	683,615
VM Debt Trust 7.460%, 07/18/27 (a) (b)	3,999,346	3,859,369
VOLT C LLC 1.992%, 05/25/51 (144A) (h)	1,150,373	1,053,823

BHFTI-182

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
VOLT CI LLC 1.992%, 05/25/51 (144A) (h)	1,486,898	$1,357,521
VOLT XCII LLC 1.893%, 02/27/51 (144A) (h)	1,015,454	928,475
VOLT XCIII LLC 1.893%, 02/27/51 (144A) (h)	3,178,725	2,921,242
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (h)	2,422,460	2,266,929
VOLT XCV LLC 2.240%, 03/27/51 (144A) (h)	831,930	770,479
VOLT XCVII LLC 2.240%, 04/25/51 (144A) (h)	2,105,717	1,934,734
VSE VOI Mortgage LLC 3.560%, 02/20/36 (144A)	339,082	329,405

		116,018,217

Asset-Backed - Student Loan—0.0%
Academic Loan Funding Trust 5.645%, 1M LIBOR + 0.800%, 12/26/44 (144A) (c)	464,787	450,046

Total Asset-Backed Securities (Cost $170,304,525)		160,147,321

Mortgage-Backed Securities—4.2%

Collateralized Mortgage Obligations—2.0%
Ajax Mortgage Loan Trust 2.239%, 06/25/66 (144A) (h)	1,983,397	1,856,279
Banc of America Funding Trust 3.169%, 05/20/34 (c)	87,325	83,758
Global Mortgage Securitization, Ltd. 5.165%, 1M LIBOR + 0.320%, 11/25/32 (144A) (c)	105,476	101,483
HarborView Mortgage Loan Trust 4.194%, 05/19/34 (c)	297,250	278,380
Impac CMB Trust 5.585%, 1M LIBOR + 0.740%, 11/25/34 (c)	630,467	609,414
JPMorgan Mortgage Trust 3.661%, 08/25/34 (c)	43,350	41,985
LHOME Mortgage Trust 2.090%, 02/25/26 (144A) (c)	1,525,000	1,487,688
MASTR Asset Securitization Trust 5.500%, 12/25/33	106,929	103,387
Merrill Lynch Mortgage Investors Trust 5.305%, 1M LIBOR + 0.460%, 04/25/29 (c)	111,586	99,557
5.345%, 1M LIBOR + 0.500%, 05/25/29 (c)	232,548	220,813
5.465%, 1M LIBOR + 0.620%, 10/25/28 (c)	134,296	122,499
5.485%, 1M LIBOR + 0.640%, 10/25/28 (c)	175,137	161,096
5.905%, 6M LIBOR + 0.680%, 01/25/29 (c)	183,420	175,410
Preston Ridge Partners Mortgage LLC 1.867%, 04/25/26 (144A) (h)	1,257,734	1,200,833
2.115%, 01/25/26 (144A) (c)	2,050,268	1,927,801
Seasoned Credit Risk Transfer Trust 3.250%, 11/25/61	2,443,485	2,198,198
3.500%, 07/25/58	3,001,065	2,798,079
3.500%, 10/25/58	1,321,493	1,147,207
4.000%, 11/25/57	2,582,032	2,472,622

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust 5.361%, 1M LIBOR + 0.600%, 12/20/34 (c)	415,891	365,021
5.401%, 1M LIBOR + 0.640%, 01/20/34 (c)	214,385	197,618
5.421%, 1M LIBOR + 0.660%, 07/20/33 (c)	277,449	251,197
5.441%, 1M LIBOR + 0.680%, 10/20/34 (c)	450,590	390,152
5.521%, 1M LIBOR + 0.760%, 04/20/33 (c)	205,155	183,291
Structured Asset Mortgage Investments Trust 5.661%, 1M LIBOR + 0.900%, 05/19/33 (c)	319,142	289,660
Structured Asset Mortgage Investments Trust II 5.461%, 1M LIBOR + 0.700%, 01/19/34 (c)	461,817	427,456
5.461%, 1M LIBOR + 0.700%, 03/19/34 (c)	428,337	382,304
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.624%, 11/25/33 (c)	108,673	104,472
Thornburg Mortgage Securities Trust 3.626%, 04/25/45 (c)	490,567	448,986
3.721%, 12/25/44 (c)	264,037	239,066
5.485%, 1M LIBOR + 0.640%, 09/25/43 (c)	212,054	195,043
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (c)	4,448,851	3,602,938
VM Master Issuer LLC 5.163%, 05/24/25 (144A) (c)	2,900,000	2,920,797

		27,084,490

Commercial Mortgage-Backed Securities—2.2%
BAMLL Commercial Mortgage Securities Trust 4.214%, 08/15/46 (144A) (c)	1,200,000	845,817
BB-UBS Trust 3.430%, 11/05/36 (144A)	2,950,000	2,760,290
Citigroup Commercial Mortgage Trust 2.717%, 02/15/53	4,330,000	3,703,959
Commercial Mortgage Trust 0.233%, 07/10/45 (144A) (c) (e)	114,913,666	68,971
2.896%, 02/10/37 (144A)	3,050,000	2,841,565
3.815%, 04/10/33 (144A) (c)	1,450,000	1,323,312
Credit Suisse Mortgage Capital Certificates 4.373%, 09/15/37 (144A)	1,000,000	752,063
Independence Plaza Trust 3.763%, 07/10/35 (144A)	2,935,000	2,755,869
Ladder Capital Commercial Mortgage Trust 3.985%, 02/15/36 (144A)	768,000	695,575
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,997,000	1,738,316
RBS Commercial Funding, Inc. Trust 3.260%, 03/11/31 (144A)	531,000	529,261
RR Trust
Zero Coupon, 04/26/48 (144A) (d)	8,830,000	7,785,924
SLG Office Trust 2.585%, 07/15/41 (144A)	3,090,000	2,460,461
Wells Fargo Commercial Mortgage Trust 5.834%, 1M LIBOR + 1.150%, 02/15/40 (144A) (c)	1,545,337	1,460,496
WF-RBS Commercial Mortgage Trust 4.147%, 03/15/45 (144A) (c)	300,000	223,499

		29,945,378

Total Mortgage-Backed Securities (Cost $62,277,329)		57,029,868

BHFTI-183

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Foreign Government—0.5%

Security Description	Principal Amount*	Value

Sovereign—0.5%
Chile Government International Bond 2.550%, 01/27/32 (f)	394,000	$336,335
Israel Government AID Bond
Zero Coupon, 08/15/25	2,500,000	2,247,094
Mexico Government International Bonds 2.659%, 05/24/31	848,000	707,699
3.500%, 02/12/34	577,000	489,186
3.771%, 05/24/61	625,000	421,551
4.125%, 01/21/26	189,000	185,958
4.350%, 01/15/47	228,000	179,968
4.600%, 01/23/46	959,000	787,058
4.600%, 02/10/48	200,000	162,913
5.750%, 10/12/10	500,000	446,710
Panama Government International Bond 4.500%, 04/16/50	350,000	265,961
Republic of South Africa Government International Bond 5.875%, 09/16/25	384,000	383,409
Saudi Government International Bond 2.250%, 02/02/33 (144A)	490,000	402,133

Total Foreign Government (Cost $8,229,333)		7,015,975

Municipals — 0.1%
Texas Natural Gas Securitization Finance Corp. 5.169%, 04/01/41 (Cost $720,000)	720,000	761,677

Short-Term Investment—0.8%

Repurchase Agreement—0.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $10,342,567; collateralized by U.S. Treasury Note at 1.500%, maturing 02/15/25, with a market value of $10,547,661.	10,340,757	10,340,757

Total Short-Term Investments (Cost $10,340,757)		10,340,757

Securities Lending Reinvestments (i)—1.2%

Commercial Paper—0.1%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (c)	1,000,000	1,000,364

Repurchase Agreements—0.7%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $1,000,404; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $1,023,583.	1,000,000	1,000,000

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $1,000,401; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500%-7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $1,020,000.	1,000,000	$1,000,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $2,905,047; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $2,961,968.	2,903,890	2,903,890
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $1,000,402; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $1,024,480.	1,000,000	1,000,000
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $1,000,688; collateralized by various Common Stock with an aggregate market value of $1,111,569.	1,000,000	1,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $700,290; collateralized by various Common Stock with an aggregate market value of $778,315.	700,000	700,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $1,702,323; collateralized by various Common Stock with an aggregate market value of $1,893,110.	1,700,000	1,700,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $100,041; collateralized by various Common Stock with an aggregate market value of $112,280.	100,000	100,000

		9,403,890

Mutual Funds—0.4%
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.730% (j)	2,000,000	2,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (j)	3,000,000	3,000,000

BHFTI-184

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (i)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (j)	1,000,000	$1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $16,403,899)		16,404,254

Total Investments—101.6% (Cost $1,499,346,710)		1,366,684,548
Other assets and liabilities (net)—(1.6)%		(21,012,722)

Net Assets—100.0%		$1,345,671,826

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $4,042,078, which is 0.3% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 1.5% of net assets.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Principal only security.
(e)	Interest only security.
(f)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $19,778,507 and the collateral received consisted of cash in the amount of $16,403,904 and non-cash collateral with a value of $3,902,429. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(g)	Principal amount of security is adjusted for inflation.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(j)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $278,638,669, which is 20.7% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
Commonwealth Bank of Australia, 3.305%, 03/11/41	09/27/21	$355,000	$369,157	$250,583
Credit Agricole S.A., 2.811%, 01/11/41	01/05/21	410,000	410,000	273,653
Diversified ABS Phase III LLC, 4.875%, 04/28/39	01/25/22	3,757,684	3,757,684	3,381,915
Guardian Life Insurance Co. of America (The), 4.850%, 01/24/77	01/17/17	156,000	154,525	135,927

				$4,042,078

Glossary of Abbreviations

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTI-185

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage - Backed	$—	$373,453,122	$6,968,389	$380,421,511
Federal Agencies	—	3,831,587	—	3,831,587
U.S. Treasury	—	356,787,259	—	356,787,259
Total U.S. Treasury & Government Agencies	—	734,071,968	6,968,389	741,040,357
Total Corporate Bonds & Notes*	—	373,944,339	—	373,944,339
Asset-Backed Securities
Asset-Backed - Automobile	—	41,530,107	—	41,530,107
Asset-Backed - Credit Card	—	2,148,951	—	2,148,951
Asset-Backed - Other	—	102,477,076	13,541,141	116,018,217
Asset-Backed - Student Loan	—	450,046	—	450,046
Total Asset-Backed Securities	—	146,606,180	13,541,141	160,147,321
Total Mortgage-Backed Securities*	—	57,029,868	—	57,029,868
Total Foreign Government*	—	7,015,975	—	7,015,975
Total Municipals*	—	761,677	—	761,677
Total Short-Term Investment*	—	10,340,757	—	10,340,757
Securities Lending Reinvestments
Commercial Paper	—	1,000,364	—	1,000,364
Repurchase Agreements	—	9,403,890	—	9,403,890
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	10,404,254	—	16,404,254
Total Investments	$6,000,000	$1,340,175,018	$20,509,530	$1,366,684,548

Collateral for Securities Loaned (Liability)	$—	$(16,403,904)	$—	$(16,403,904)

*	See Schedule of Investments for additional detailed categorizations.

During the period ended March 31, 2023, a transfer out of Level 3 in the amount of $1,765,145 was due to the initiation of a vendor or broker providing a price based on market indications which have been determined to be a significant observable input.

BHFTI-186

Brighthouse Funds Trust I

JPMorgan Core Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfer out	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2023
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage-Backed	$—	$—	$—	$6,968,389	$—	$—	$6,968,389	$—
Corporate Bonds
Oil & Gas	1,765,145	642	(13,315)	—	(33,147)	(1,719,325)	—	(13,315)
Asset-Backed Securities
Asset-Backed - Other	14,577,427	3,617	72,503	—	(1,112,406)	—	13,541,141	72,503

Total	$16,342,572	$4,259	$59,188	$6,968,389	$(1,145,553)	$(1,719,325)	$20,509,530	$59,188

	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage-Backed	$6,968,389	Market Transaction Method	Purchase Price	$98.06	$101.57	$100.71	Increases
Asset-Backed Securities
Asset-Backed - Other	3,445,344	Market Transaction Method	Purchase Price	$100.00	$100.00	$100.00	Increases
	10,095,797	Broker Quotations	Bid/Ask Spreads (in basis points)	25	25	25	Decreases
		Comparable Bond Analysis	Credit Spreads (in basis points)	450	550	499	Decreases
			Yield to Maturity	5.31%	10.47%	8.85%	Decreases

BHFTI-187

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—41.6% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.6%
Airbus SE	35,494	$4,754,999
General Dynamics Corp.	2,315	528,306
Northrop Grumman Corp.	781	360,603
Raytheon Technologies Corp.	8,088	792,058
Safran S.A.	22,699	3,370,931

		9,806,897

Air Freight & Logistics—0.4%
FedEx Corp.	2,520	575,795
United Parcel Service, Inc. - Class B	28,623	5,552,576

		6,128,371

Automobile Components—0.2%
Bridgestone Corp.	44,900	1,824,008
Cie Generale des Etablissements Michelin SCA	38,670	1,183,604

		3,007,612

Automobiles—0.6%
Stellantis NV (Milan-Traded Shares)	279,460	5,085,039
Tesla, Inc. (a)	17,799	3,692,581

		8,777,620

Banks—3.1%
Bank Central Asia Tbk PT	2,091,000	1,221,772
Bank of America Corp.	270,793	7,744,680
Bank Rakyat Indonesia Persero Tbk PT	4,834,914	1,527,658
BNP Paribas S.A.	23,742	1,420,003
Capitec Bank Holdings, Ltd.	9,445	896,449
Citigroup, Inc.	7,599	356,317
Citizens Financial Group, Inc.	20,330	617,422
Credicorp, Ltd.	4,296	568,747
Cullen/Frost Bankers, Inc.	1,095	115,347
DBS Group Holdings, Ltd.	129,100	3,208,421
Erste Group Bank AG	26,851	888,139
FinecoBank Banca Fineco S.p.A.	57,304	881,220
First Citizens BancShares, Inc. - Class A	337	327,935
Grupo Financiero Banorte S.A.B. de C.V. - Class O	133,520	1,124,176
HDFC Bank, Ltd. (ADR) (b)	54,282	3,618,981
Itau Unibanco Holding S.A. (ADR)	154,643	753,111
KBC Group NV	22,770	1,565,466
Kotak Mahindra Bank, Ltd.	72,254	1,525,192
Lloyds Banking Group plc	3,184,227	1,878,520
M&T Bank Corp.	9,583	1,145,839
Mitsubishi UFJ Financial Group, Inc.	212,400	1,362,802
Nordea Bank Abp	184,399	1,967,995
PNC Financial Services Group, Inc. (The)	6,908	878,007
Sberbank of Russia PJSC † (a) (c) (d)	2,160	0
Sumitomo Mitsui Financial Group, Inc.	35,100	1,407,422
Svenska Handelsbanken AB - A Shares	133,434	1,154,932
Toronto-Dominion Bank (The)	58,537	3,506,156
Truist Financial Corp.	53,928	1,838,945
U.S. Bancorp	53,289	1,921,068
UniCredit S.p.A.	67,763	1,283,464
Wells Fargo & Co.	33,726	1,260,678

		47,966,864

Beverages—1.2%
Ambev S.A. (ADR) (b)	198,072	558,563
Budweiser Brewing Co. APAC, Ltd.	385,800	1,171,583
Carlsberg AS - Class B	15,616	2,414,549
Coca-Cola Co. (The)	104,733	6,496,588
Constellation Brands, Inc. - Class A	2,007	453,361
Diageo plc	66,079	2,949,131
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	9,031	859,661
Keurig Dr Pepper, Inc.	11,655	411,188
Kweichow Moutai Co., Ltd. - Class A	5,756	1,521,563
Pernod Ricard S.A.	5,049	1,144,001
Wuliangye Yibin Co., Ltd. - Class A	14,000	400,298

		18,380,486

Biotechnology—1.1%
AbbVie, Inc.	54,517	8,688,374
Alnylam Pharmaceuticals, Inc. (a)	2,883	577,523
Amgen, Inc.	1,895	458,116
Exact Sciences Corp. (a) (b)	8,882	602,288
Genmab A/S (a)	986	372,311
Natera, Inc. (a)	5,721	317,630
Regeneron Pharmaceuticals, Inc. (a)	7,289	5,989,153
Vertex Pharmaceuticals, Inc. (a)	1,339	421,879

		17,427,274

Broadline Retail—1.4%
Alibaba Group Holding, Ltd. (a)	98,100	1,247,607
Amazon.com, Inc. (a)	165,559	17,100,589
JD.com, Inc. - Class A	48,750	1,068,438
MercadoLibre, Inc. (a)	1,940	2,557,036

		21,973,670

Building Products—0.4%
Assa Abloy AB - Class B	45,104	1,082,940
Carlisle Cos., Inc.	1,657	374,598
Daikin Industries, Ltd.	11,700	2,097,660
Fortune Brands Innovations, Inc. (b)	7,236	424,970
Trane Technologies plc	13,475	2,479,130

		6,459,298

Capital Markets—1.5%
3i Group plc	49,048	1,022,734
B3 S.A. - Brasil Bolsa Balcao	253,543	517,746
Blackstone, Inc.	9,206	808,655
Charles Schwab Corp. (The)	36,013	1,886,361
CME Group, Inc.	32,491	6,222,676
Deutsche Boerse AG	10,670	2,076,611
Hong Kong Exchanges & Clearing, Ltd.	54,600	2,423,408
London Stock Exchange Group plc	16,516	1,605,095
Morgan Stanley	13,130	1,152,814
Northern Trust Corp.	4,718	415,797
S&P Global, Inc. (b)	12,384	4,269,632
T. Rowe Price Group, Inc.	2,969	335,200

		22,736,729

BHFTI-188

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Chemicals—0.9%
Air Liquide S.A.	13,382	$2,241,878
Axalta Coating Systems, Ltd. (a) (b)	11,802	357,483
Dow, Inc.	48,710	2,670,282
LG Chem, Ltd.	1,425	786,910
Linde plc	2,156	757,435
Shin-Etsu Chemical Co., Ltd.	221,000	7,168,037
Symrise AG	4,228	459,316

		14,441,341

Commercial Services & Supplies—0.1%
Copart, Inc. (a)	13,653	1,026,842

Communications Equipment—0.1%
Arista Networks, Inc. (a)	2,163	363,081
Cisco Systems, Inc.	6,785	354,686
CommScope Holding Co., Inc. (a)	13,756	87,626

		805,393

Construction & Engineering—0.6%
AECOM	4,945	416,962
Quanta Services, Inc.	8,390	1,398,110
Vinci S.A.	62,325	7,151,764

		8,966,836

Construction Materials—0.1%
Martin Marietta Materials, Inc.	2,143	760,893
Vulcan Materials Co.	1,260	216,166

		977,059

Consumer Finance—0.1%
American Express Co.	3,144	518,603
Capital One Financial Corp.	13,958	1,342,201

		1,860,804

Consumer Staples Distribution & Retail—0.3%
Albertsons Cos., Inc. - Class A	16,927	351,743
Bid Corp., Ltd.	45,793	1,025,186
Dollar General Corp.	1,113	234,242
President Chain Store Corp.	100,000	889,756
Raia Drogasil S.A.	98,432	474,832
Sysco Corp.	3,826	295,482
Target Corp.	1,821	301,612
Wal-Mart de Mexico S.A.B. de C.V.	298,430	1,192,395

		4,765,248

Containers & Packaging—0.1%
Packaging Corp. of America	4,789	664,857
Westrock Co.	9,026	275,022

		939,879

Diversified Telecommunication Services—0.4%
Deutsche Telekom AG	98,696	2,390,506
Nippon Telegraph & Telephone Corp.	90,100	2,691,061

Diversified Telecommunication Services—(Continued)
Verizon Communications, Inc.	20,802	808,990

		5,890,557

Electric Utilities—0.6%
American Electric Power Co., Inc.	3,328	302,815
Edison International	5,411	381,963
Entergy Corp.	2,895	311,907
Iberdrola S.A.	240,700	2,998,223
NextEra Energy, Inc.	49,199	3,792,259
PG&E Corp. (a)	29,211	472,342
Xcel Energy, Inc.	8,151	549,703

		8,809,212

Electrical Equipment—0.5%
AMETEK, Inc.	5,980	869,073
Eaton Corp. plc (b)	8,945	1,532,636
Hubbell, Inc.	2,667	648,908
Legrand S.A.	18,911	1,729,777
Schneider Electric SE	12,728	2,127,726
WEG S.A.	130,744	1,046,014

		7,954,134

Electronic Equipment, Instruments & Components—0.6%
Delta Electronics, Inc.	152,867	1,518,341
Jabil, Inc.	4,991	440,007
Keyence Corp.	10,800	5,294,879
Keysight Technologies, Inc. (a)	2,222	358,809
Largan Precision Co., Ltd.	6,000	431,396
TD SYNNEX Corp.	3,737	361,704
Zebra Technologies Corp. - Class A (a)	1,723	547,914

		8,953,050

Energy Equipment & Services—0.2%
Baker Hughes Co.	66,035	1,905,770
TechnipFMC plc (a)	28,419	387,919

		2,293,689

Entertainment—0.1%
NetEase, Inc.	65,575	1,159,049
Sea, Ltd. (ADR) (a) (b)	8,364	723,904

		1,882,953

Financial Services—1.0%
Berkshire Hathaway, Inc. - Class B (a)	5,828	1,799,512
FleetCor Technologies, Inc. (a) (b)	2,404	506,883
Housing Development Finance Corp., Ltd.	102,316	3,271,559
MasterCard, Inc. - Class A	25,188	9,153,571
MGIC Investment Corp.	21,122	283,457

		15,014,982

Food Products—0.5%
Foshan Haitian Flavouring & Food Co., Ltd. - Class A	54,810	610,453
Inner Mongolia Yili Industrial Group Co., Ltd. - Class A	69,300	293,337
Kraft Heinz Co. (The)	16,792	649,347

BHFTI-189

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Food Products—(Continued)
Nestle S.A.	50,405	$6,153,281
Post Holdings, Inc. (a)	6,171	554,588

		8,261,006

Ground Transportation—0.6%
Norfolk Southern Corp.	813	172,356
Old Dominion Freight Line, Inc.	1,126	383,786
Uber Technologies, Inc. (a) (b)	175,746	5,571,148
Union Pacific Corp.	18,094	3,641,598

		9,768,888

Health Care Equipment & Supplies—1.1%
Boston Scientific Corp. (a)	46,887	2,345,756
Coloplast A/S - Class B	8,817	1,160,519
Cooper Cos., Inc. (The)	1,900	709,384
DexCom, Inc. (a)	6,088	707,304
Hoya Corp.	56,800	6,281,125
Insulet Corp. (a)	1,793	571,895
Intuitive Surgical, Inc. (a)	10,972	2,803,017
Medtronic plc	3,864	311,516
Straumann Holding AG	6,440	965,796
Zimmer Biomet Holdings, Inc.	2,694	348,065

		16,204,377

Health Care Providers & Services—0.9%
AmerisourceBergen Corp.	5,806	929,599
Cigna Group (The)	1,416	361,830
CVS Health Corp.	7,072	525,520
HCA Healthcare, Inc.	2,526	666,056
Laboratory Corp. of America Holdings	2,259	518,260
UnitedHealth Group, Inc.	21,843	10,322,783

		13,324,048

Health Care REITs—0.0%
Welltower, Inc.	3,194	228,978

Hotel & Resort REITs—0.0%
Apple Hospitality REIT, Inc.	17,886	277,591

Hotels, Restaurants & Leisure—1.4%
Booking Holdings, Inc. (a)	2,130	5,649,633
Delivery Hero SE (a)	6,338	215,646
H World Group, Ltd. (ADR) (a)	10,153	497,294
Hilton Worldwide Holdings, Inc.	5,557	782,815
Marriott International, Inc. - Class A	35,167	5,839,129
McDonald’s Corp.	8,986	2,512,575
Sands China, Ltd. (a) (b)	466,800	1,629,250
Texas Roadhouse, Inc.	2,725	294,463
Yum China Holdings, Inc.	18,635	1,181,273
Yum! Brands, Inc.	24,079	3,180,354

		21,782,432

Household Durables—0.3%
Garmin, Ltd.	4,126	416,396
Midea Group Co., Ltd. - Class A	96,800	760,117

Household Durables—(Continued)
Mohawk Industries, Inc. (a)	4,246	425,534
Newell Brands, Inc. (b)	27,164	337,920
Sony Group Corp.	32,600	2,963,804

		4,903,771

Household Products—0.1%
Energizer Holdings, Inc. (b)	9,026	313,202
Procter & Gamble Co. (The)	5,001	743,599
Unilever Indonesia Tbk PT	487,400	141,465

		1,198,266

Independent Power and Renewable Electricity Producers—0.4%
RWE AG	148,365	6,378,014

Industrial Conglomerates—0.1%
Bidvest Group, Ltd. (The)	27,559	393,048
Honeywell International, Inc.	2,612	499,205
Jardine Matheson Holdings, Ltd.	9,900	482,267

		1,374,520

Industrial REITs—0.4%
EastGroup Properties, Inc.	1,163	192,267
Prologis, Inc.	42,637	5,319,819

		5,512,086

Insurance—1.8%
AIA Group, Ltd.	733,400	7,706,113
Allianz SE	13,080	3,019,414
AXA S.A.	57,178	1,748,322
Chubb, Ltd.	2,811	545,840
CNA Financial Corp.	5,251	204,947
Fairfax Financial Holdings, Ltd.	803	534,092
Hartford Financial Services Group, Inc. (The)	5,286	368,381
HDFC Life Insurance Co., Ltd.	111,849	683,172
Loews Corp.	19,831	1,150,595
Muenchener Rueckversicherungs-Gesellschaft AG	5,157	1,803,615
Ping An Insurance Group Co. of China, Ltd. - Class H	268,000	1,737,004
Progressive Corp. (The)	21,068	3,013,988
Prudential plc	132,788	1,816,047
Tokio Marine Holdings, Inc.	100,200	1,931,976
Travelers Cos., Inc. (The)	4,007	686,840

		26,950,346

Interactive Media & Services—1.1%
Alphabet, Inc. - Class C (a)	33,446	3,478,384
IAC, Inc. (a)	7,842	404,647
Meta Platforms, Inc. - Class A (a)	39,168	8,301,266
NAVER Corp.	5,028	791,481
Tencent Holdings, Ltd.	87,700	4,285,315

		17,261,093

IT Services—0.6%
Capgemini SE	9,951	1,850,947
EPAM Systems, Inc. (a)	3,535	1,056,965

BHFTI-190

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Globant S.A. (a)	456	$74,789
Infosys, Ltd. (ADR) (b)	167,141	2,914,939
International Business Machines Corp.	2,883	377,932
MongoDB, Inc. (a) (b)	2,768	645,276
Tata Consultancy Services, Ltd.	73,155	2,863,476

		9,784,324

Life Sciences Tools & Services—0.2%
Lonza Group AG	2,624	1,578,245
Mettler-Toledo International, Inc. (a)	280	428,459
Thermo Fisher Scientific, Inc.	1,504	866,860
Wuxi Biologics Cayman, Inc. (a)	118,500	732,954

		3,606,518

Machinery—1.5%
Atlas Copco AB - A Shares	115,427	1,463,442
Deere & Co.	14,279	5,895,514
Dover Corp.	5,138	780,668
FANUC Corp.	49,500	1,784,977
Ingersoll Rand, Inc.	11,269	655,630
ITT, Inc.	2,598	224,207
Makita Corp.	14,000	348,244
Middleby Corp. (The) (a)	2,291	335,883
SMC Corp.	2,700	1,431,531
Techtronic Industries Co., Ltd.	191,500	2,090,712
Timken Co. (The)	3,923	320,588
Toro Co. (The) (b)	3,163	351,599
Volvo AB - B Shares (b)	330,915	6,825,469

		22,508,464

Media—0.3%
Charter Communications, Inc. - Class A (a) (b)	6,807	2,434,251
Liberty Broadband Corp. - Class C (a)	5,824	475,821
Liberty Media Corp. - Class C (a)	14,732	412,348
Nexstar Media Group, Inc. - Class A (b)	1,233	212,890
Trade Desk, Inc. (The) - Class A (a)	11,170	680,365

		4,215,675

Metals & Mining—0.5%
Anglo American plc	43,301	1,433,155
BHP Group, Ltd.	102,962	3,265,735
Freeport-McMoRan, Inc.	12,486	510,802
Rio Tinto plc	30,596	2,073,647

		7,283,339

Multi-Utilities—0.0%
Public Service Enterprise Group, Inc.	5,246	327,613

Office REITs—0.0%
JBG SMITH Properties	11,502	173,220

Oil, Gas & Consumable Fuels—1.9%
BP plc	720,156	4,559,265
Cheniere Energy, Inc.	4,080	643,008
Chevron Corp.	36,243	5,913,408

Oil, Gas & Consumable Fuels—(Continued)
ConocoPhillips	42,513	4,217,715
Coterra Energy, Inc. (b)	11,981	294,014
EOG Resources, Inc.	11,828	1,355,844
Kinder Morgan, Inc.	39,813	697,126
Phillips 66	5,937	601,893
Shell plc	168,108	4,813,888
TotalEnergies SE	62,398	3,681,654
Williams Cos., Inc. (The)	20,417	609,651
Woodside Energy Group, Ltd.	59,326	1,336,746

		28,724,212

Personal Care Products—0.2%
BellRing Brands, Inc. (a)	7,832	266,288
Estee Lauder Cos., Inc. (The) - Class A	2,324	572,773
L’Oreal S.A.	4,218	1,887,141
LG Household & Health Care, Ltd.	657	304,176

		3,030,378

Pharmaceuticals—2.0%
AstraZeneca plc	66,254	9,196,060
Bristol-Myers Squibb Co.	98,234	6,808,599
Elanco Animal Health, Inc. (a)	18,913	177,782
Eli Lilly and Co.	1,542	529,554
Johnson & Johnson	6,610	1,024,550
Kyowa Kirin Co., Ltd.	56,900	1,241,357
Merck & Co., Inc.	4,442	472,584
Novo Nordisk A/S - Class B	46,794	7,425,861
Roche Holding AG	12,078	3,456,571
Royalty Pharma plc - Class A	14,205	511,806

		30,844,724

Professional Services—0.3%
Equifax, Inc.	2,277	461,867
Leidos Holdings, Inc.	3,699	340,530
Recruit Holdings Co., Ltd.	37,700	1,044,953
RELX plc	82,612	2,675,145

		4,522,495

Real Estate Management & Development—0.0%
CBRE Group, Inc. - Class A (a)	7,455	542,799

Residential REITs—0.2%
American Homes 4 Rent - Class A	16,033	504,238
Mid-America Apartment Communities, Inc.	3,734	563,984
Sun Communities, Inc.	9,014	1,269,892

		2,338,114

Retail REITs—0.1%
Brixmor Property Group, Inc.	21,696	466,898
Federal Realty Investment Trust	4,048	400,064
Kimco Realty Corp. (b)	34,198	667,887

		1,534,849

BHFTI-191

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—3.3%
Advanced Micro Devices, Inc. (a)	38,606	$3,783,774
Analog Devices, Inc.	32,070	6,324,845
ASML Holding NV	15,496	10,588,338
Entegris, Inc.	5,348	438,589
Infineon Technologies AG	49,268	2,013,809
Lam Research Corp.	1,092	578,891
Marvell Technology, Inc.	9,060	392,298
NVIDIA Corp.	11,311	3,141,856
NXP Semiconductors NV	46,052	8,587,547
QUALCOMM, Inc.	6,536	833,863
SolarEdge Technologies, Inc. (a)	2,271	690,270
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	84,534	7,863,353
Teradyne, Inc.	20,729	2,228,575
Texas Instruments, Inc.	4,079	758,735
Tokyo Electron, Ltd. (b)	14,700	1,797,396
Wolfspeed, Inc. (a) (b)	3,549	230,508

		50,252,647

Software—2.4%
Cadence Design Systems, Inc. (a)	2,124	446,231
Confluent, Inc. - Class A (a) (b)	19,015	457,691
Crowdstrike Holdings, Inc. - Class A (a)	2,957	405,878
Hashicorp, Inc. - Class A (a)	9,548	279,661
HubSpot, Inc. (a)	1,384	593,390
Intuit, Inc.	13,329	5,942,468
Microsoft Corp.	84,394	24,330,790
Oracle Corp.	4,656	432,636
Palo Alto Networks, Inc. (a)	5,662	1,130,928
ServiceNow, Inc. (a)	1,809	840,679
Synopsys, Inc. (a)	1,101	425,261
Workday, Inc. - Class A (a)	2,541	524,818
Zoom Video Communications, Inc. - Class A (a)	5,818	429,601

		36,240,032

Specialized REITs—0.1%
Lamar Advertising Co. - Class A	4,238	423,334
Public Storage	1,972	595,820
Rayonier, Inc.	14,190	471,959
Weyerhaeuser Co.	26,222	790,069

		2,281,182

Specialty Retail—0.6%
AutoZone, Inc. (a)	333	818,564
Bath & Body Works, Inc.	9,261	338,767
Best Buy Co., Inc.	3,461	270,892
Burlington Stores, Inc. (a)	2,926	591,345
Dick’s Sporting Goods, Inc. (b)	2,974	421,981
Home Depot, Inc. (The)	1,352	399,002
Lojas Renner S.A.	100,315	327,954
Lowe’s Cos., Inc.	5,830	1,165,825
Murphy USA, Inc.	1,189	306,821
Ross Stores, Inc.	36,781	3,903,568
Tractor Supply Co.	2,589	608,519

		9,153,238

Technology Hardware, Storage & Peripherals—1.2%
Apple, Inc.	86,459	14,257,089
Samsung Electronics Co., Ltd. (GDR)	3,554	4,366,089

		18,623,178

Textiles, Apparel & Luxury Goods—1.0%
Adidas AG	9,279	1,638,311
Columbia Sportswear Co.	1,929	174,073
Kering S.A.	2,591	1,691,033
LVMH Moet Hennessy Louis Vuitton SE	11,228	10,289,988
NIKE, Inc. - Class B	10,192	1,249,947
Ralph Lauren Corp. (b)	3,886	453,380

		15,496,732

Tobacco—0.1%
ITC, Ltd.	308,529	1,439,706
Philip Morris International, Inc.	5,661	550,532

		1,990,238

Trading Companies & Distributors—0.1%
Ferguson plc	10,265	1,354,623

Wireless Telecommunication Services—0.1%
T-Mobile U.S., Inc. (a) (b)	10,704	1,550,367

Total Common Stocks (Cost $593,163,337)		637,051,177

Convertible Bonds—19.0%

Aerospace/Defense—1.2%
Safran S.A.
Zero Coupon, 04/01/28 (EUR)	867,100	1,608,228
0.875%, 05/15/27 (EUR)	10,140,462	15,931,374

		17,539,602

Airlines—1.0%
Southwest Airlines Co. 1.250%, 05/01/25 (a) (b)	13,041,000	14,814,576

Banks—1.8%
Barclays Bank plc
Zero Coupon, 02/04/25	9,793,000	14,390,520
Zero Coupon, 02/18/25	9,000,000	9,228,150
BNP Paribas S.A. Zero Coupon, 05/13/25 (EUR)	2,700,000	3,246,966

		26,865,636

Beverages—0.6%
Remy Cointreau S.A. 0.125%, 09/07/26 (EUR)	5,255,853	9,744,103

BHFTI-192

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Convertible Bonds—(Continued)

Security Description	Principal Amount*	Value

Biotechnology—0.3%
Illumina, Inc. Zero Coupon, 08/15/23 (a)	4,797,000	$4,676,798

Building Materials—1.1%
Sika AG 0.150%, 06/05/25 (CHF)	11,020,000	16,369,509

Commercial Services—1.8%
Amadeus IT Group S.A. 1.500%, 04/09/25 (EUR)	12,500,000	16,431,122
Edenred
Zero Coupon, 09/06/24 (EUR)	2,870,100	1,919,492
Zero Coupon, 06/14/28 (EUR)	7,880,900	5,568,007
Euronet Worldwide, Inc. 0.750%, 03/15/49	4,424,000	4,258,100

		28,176,721

Diversified Financial Services—1.1%
Merrill Lynch B.V. Zero Coupon, 01/30/26 (EUR)	3,000,000	3,202,942
Oliver Capital Sarl Zero Coupon, 12/29/23 (EUR)	7,000,000	8,177,791
SBI Holdings, Inc. Zero Coupon, 07/25/25 (JPY)	610,000,000	4,856,110

		16,236,843

Electric—0.2%
Iberdrola Finanzas S.A. 0.800%, 12/07/27 (EUR)	3,000,000	3,253,500

Electrical Components & Equipment—0.5%
Schneider Electric SE Zero Coupon, 06/15/26 (EUR)	3,942,300	7,839,801

Engineering & Construction—0.5%
Cellnex Telecom S.A. 1.500%, 01/16/26 (EUR)	5,100,000	7,106,347

Food—0.3%
Mondelez International Holdings Netherlands B.V. Zero Coupon, 09/20/24 (EUR)	4,200,000	4,340,819

Internet—1.9%
Booking Holdings, Inc. 0.750%, 05/01/25 (a)	8,475,000	12,690,476
Expedia Group, Inc. Zero Coupon, 02/15/26	8,527,000	7,633,853
Palo Alto Networks, Inc. 0.750%, 07/01/23	3,874,000	8,679,697

		29,004,026

Investment Companies—0.6%
Ares Capital Corp. 4.625%, 03/01/24	4,923,000	4,956,846

Investment Companies—(Continued)
Groupe Bruxelles Lambert NV 2.125%, 11/29/25 (EUR)	4,400,000	4,869,621

		9,826,467

Iron/Steel—0.7%
POSCO Holdings, Inc. Zero Coupon, 09/01/26 (EUR)	9,900,000	10,656,025

Mining—0.4%
Glencore Funding LLC Zero Coupon, 03/27/25	6,200,000	6,634,434

Oil & Gas—0.8%
Pioneer Natural Resources Co. 0.250%, 05/15/25	5,974,000	12,754,490

Real Estate—0.3%
LEG Immobilien AG 0.875%, 09/01/25 (EUR)	5,300,000	5,087,574

Real Estate Investment Trusts—0.2%
DEXUS Finance Pty, Ltd. 3.500%, 11/24/27 (AUD)	3,400,000	2,342,389

Retail—0.7%
Zalando SE 0.050%, 08/06/25 (EUR)	10,300,000	9,937,329

Semiconductors—1.4%
Microchip Technology, Inc. 0.125%, 11/15/24	3,267,000	3,647,018
STMicroelectronics NV Zero Coupon, 08/04/25	14,400,000	18,415,584

		22,062,602

Software—0.6%
Akamai Technologies, Inc.
0.125%, 05/01/25 (b)	3,841,000	3,861,516
0.375%, 09/01/27 (b)	6,129,000	5,628,920

		9,490,436

Telecommunications—1.0%
America Movil B.V. Zero Coupon, 03/02/24 (EUR)	13,500,000	15,357,413

Total Convertible Bonds (Cost $283,923,033)		290,117,440

U.S. Treasury & Government Agencies—11.3%

Agency Sponsored Mortgage - Backed—5.3%
Fannie Mae 15 Yr. Pool
1.930%, 11/01/31	900,000	751,283
1.960%, 09/01/33	750,000	603,588
2.000%, 01/01/32	1,800,000	1,501,745

BHFTI-193

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
3.540%, 11/01/32	600,000	$567,419
3.810%, 10/01/32	790,000	764,036
3.970%, 10/01/32	745,239	732,855
5.230%, 12/01/32	1,000,000	1,071,255
Fannie Mae 30 Yr. Pool
2.500%, 05/01/50	805,447	701,441
2.500%, 07/01/50	1,369,823	1,182,115
2.500%, 09/01/51	497,700	428,976
2.500%, 01/01/52	409,651	354,031
3.000%, 01/01/52	624,238	561,732
3.500%, 01/01/50	596,012	562,727
3.500%, 05/01/52	988,321	923,864
4.000%, 06/01/46	449,769	441,549
4.000%, 07/01/47	530,261	515,941
4.000%, 11/01/47	218,078	211,873
4.000%, 12/01/47	341,444	331,624
4.000%, 01/01/48	340,916	333,579
4.000%, 09/01/48	110,645	107,360
4.000%, 06/01/49	401,892	392,494
4.000%, 10/01/52	843,585	808,891
4.000%, 12/01/61	936,340	894,917
4.500%, 04/01/39	97,802	97,152
4.500%, 12/01/40	117,747	118,416
4.500%, 05/01/48	43,357	43,049
4.500%, 06/01/48	73,025	72,738
4.500%, 07/01/48	19,047	18,975
4.500%, 11/01/48	1,393,379	1,387,485
4.500%, 01/01/49	166,640	167,486
4.500%, 06/01/49	130,437	129,501
5.000%, 07/01/44	312,280	323,685
5.000%, 06/01/48	42,138	42,538
5.000%, 07/01/48	188,525	192,915
5.000%, 08/01/48	255,712	259,196
5.000%, 10/01/48	113,544	114,634
5.000%, 01/01/49	261,484	266,192
Fannie Mae Pool
1.500%, 01/01/31	500,000	410,597
1.800%, 10/01/33	500,000	402,571
2.130%, 11/01/28	1,223,857	1,097,408
2.140%, 12/01/33	450,000	376,118
2.160%, 12/01/33	500,000	412,993
2.500%, 07/01/61	405,274	338,872
2.500%, 09/01/61	927,754	775,743
2.500%, 03/01/62	588,865	492,380
2.510%, 10/01/30	1,050,000	935,932
2.580%, 03/01/32	498,686	435,215
2.600%, 10/01/31	350,000	314,575
2.730%, 09/01/29	1,149,393	1,057,764
2.770%, 08/01/33	921,000	808,698
3.000%, 03/01/61	801,377	708,026
3.230%, 01/01/30	457,692	433,715
3.330%, 04/01/35	474,887	443,375
3.490%, 06/01/34	2,341,374	2,197,584
3.500%, 09/01/61	929,070	869,070
3.510%, 09/01/32	300,000	283,112

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae Pool
3.620%, 05/01/32	986,817	942,869
3.660%, 03/01/27	708,141	690,198
3.680%, 09/01/32	613,000	586,666
3.740%, 02/01/29	800,000	781,870
3.750%, 09/01/32	1,030,000	992,416
3.800%, 09/01/32	720,672	696,496
3.870%, 06/01/37	764,000	713,929
3.895%, 02/01/33	750,000	730,399
4.000%, 08/01/59	654,158	624,188
4.210%, 02/01/33	1,000,000	995,507
4.330%, 01/01/33	800,000	803,278
4.550%, 02/01/33 (c) (d)	1,000,000	1,000,625
4.590%, 04/01/33 (c) (d)	875,000	886,040
5.000%, 03/01/53	499,546	499,270
Fannie Mae REMICS (CMO)
3.500%, 06/25/46	125,553	119,538
3.500%, 05/25/49	460,285	436,146
4.000%, 04/25/42	162,346	155,996
4.000%, 05/25/43	107,055	105,241
5.000%, 04/25/37	27,801	27,938
5.000%, 07/25/39	250,000	256,682
5.000%, 05/25/40	65,000	65,681
6.000%, 01/25/34	96,897	100,048
Fannie Mae Whole Loan Trust (CMO) 5.620%, 11/25/33	223,344	224,555
Fannie Mae-ACES
0.670%, 10/25/30	127,243	115,980
0.750%, 09/25/28	270,910	253,409
1.000%, 11/25/33	762,022	721,560
1.200%, 10/25/30	80,000	69,780
1.707%, 11/25/31 (e)	1,000,000	812,937
1.891%, 10/25/30 (e) (f)	1,297,727	109,210
1.939%, 11/25/33 (e) (f)	8,493,608	750,287
1.981%, 07/25/30 (e) (f)	1,994,711	165,912
2.082%, 04/25/32 (e)	1,620,000	1,365,469
2.593%, 06/25/32 (e)	966,000	848,331
3.751%, 08/25/32 (e)	800,000	768,920
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/47	159,079	154,752
4.500%, 06/01/47	352,512	351,823
5.000%, 12/01/48	135,252	137,434
Freddie Mac 30 Yr. Pool
2.500%, 07/01/50	1,377,779	1,191,229
3.000%, 02/01/52	386,754	348,958
3.500%, 10/01/49	146,007	137,106
4.500%, 06/01/48	201,649	200,994
Freddie Mac Multifamily Structured Credit Risk Note (CMO) 8.810%, SOFR30A + 4.250%, 05/25/52 (144A) (e)	594,319	587,487
Freddie Mac Multifamily Structured Pass-Through Certificates
3.600%, 02/25/28	1,000,000	968,188
3.820%, 12/25/32 (e)	600,000	580,726
3.850%, 05/25/28 (e)	585,000	572,853
Freddie Mac Pool
1.800%, 11/01/28	1,000,000	878,741
3.700%, 06/01/34	750,000	712,077

BHFTI-194

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac REMICS (CMO) 2.500%, 01/15/42	20,166	$17,766
3.000%, 07/25/49	258,326	235,286
3.500%, 03/15/35	600,000	572,124
4.000%, 07/15/38	250,000	241,749
4.500%, 10/15/41	668,757	654,026
5.000%, 02/15/40	117,000	121,874
5.000%, 02/15/41	426,517	433,092
5.500%, 03/15/37	158,678	164,985
Freddie Mac STACR Trust (CMO)
3.500%, 05/25/57	411,059	390,181
3.500%, 06/25/57	401,240	380,225
FREMF Mortgage Trust 3.531%, 12/25/51 (144A) (e)	500,000	448,634
Ginnie Mae I 30 Yr. Pool 4.500%, 07/15/39	227,619	229,659
Ginnie Mae II 30 Yr. Pool
2.500%, 08/20/51	453,171	398,918
2.500%, 10/20/51	124,069	109,215
3.000%, 12/20/51	478,392	443,415
3.000%, 03/20/52	782,888	705,244
3.500%, 02/20/52	559,490	523,211
4.000%, 10/20/49	263,976	258,095
4.000%, 01/20/52	380,667	366,436
4.000%, 08/20/52	525,325	505,683
4.200%, 01/20/49	1,190,400	1,150,983
4.250%, 07/20/47	635,076	623,124
4.250%, 10/20/48	1,510,872	1,475,897
4.250%, 12/20/48	516,551	499,540
4.250%, 02/20/50	853,389	824,876
4.500%, 02/20/48	2,090,588	2,068,294
4.500%, 05/20/48	60,669	59,605
4.500%, 06/20/48	702,813	696,525
4.500%, 12/20/48	257,901	254,537
4.500%, 07/20/49	271,323	268,004
4.500%, 09/20/49	636,699	637,822
4.500%, 06/20/52	741,517	744,967
5.000%, 07/20/48	100,993	101,707
5.000%, 12/20/48	313,275	318,448
5.000%, 03/20/49	674,201	688,224
5.000%, 05/20/49	689,246	710,501
5.000%, 06/20/52	1,245,231	1,256,823
Ginnie Mae II ARM Pool
6.209%, 1Y H15 + 1.571%, 11/20/71 (e)	440,830	453,786
6.254%, 1Y H15 + 1.626%, 11/20/71 (e)	493,563	509,629
6.319%, 1Y H15 + 1.681%, 04/20/72 (e)	448,645	465,968
6.339%, 1Y H15 + 1.703%, 02/20/72 (e)	599,940	623,005
6.389%, 1Y H15 + 1.753%, 11/20/71 (e)	455,611	473,888
6.392%, 1Y H15 + 1.751%, 10/20/71 (e)	489,872	508,925
6.422%, 1Y H15 + 1.778%, 12/20/71 (e)	402,592	419,311
6.431%, 1Y H15 + 1.786%, 09/20/71 (e)	397,809	414,056
6.471%, 1Y H15 + 1.836%, 08/20/71 (e)	399,172	416,318
6.601%, 1Y H15 + 1.969%, 03/20/72 (e)	351,587	369,642
Government National Mortgage Association (CMO)
2.500%, 05/20/43	14,546	14,121
3.500%, 04/20/49	335,543	320,152

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
5.176%, 1M LIBOR + 0.610%, 03/20/70 (e)	408,407	400,244
5.500%, 02/20/37	80,335	81,630
5.500%, 04/16/37	84,077	85,756
5.500%, 11/16/39	200,000	208,588
6.000%, 04/17/34	46,926	48,127

		81,405,585

U.S. Treasury—6.0%
U.S. Treasury Bonds
1.125%, 05/15/40	1,365,000	908,311
1.250%, 05/15/50	831,000	483,084
1.375%, 08/15/50	135,000	81,069
1.750%, 08/15/41	560,000	405,475
1.875%, 02/15/41	940,000	703,017
1.875%, 02/15/51 (b)	2,298,000	1,569,552
1.875%, 11/15/51	1,545,000	1,052,048
2.000%, 11/15/41	135,000	101,888
2.000%, 02/15/50	367,000	260,111
2.000%, 08/15/51	500,000	351,699
2.250%, 08/15/46	236,000	178,097
2.250%, 08/15/49	115,000	86,470
2.375%, 02/15/42	625,000	502,588
2.375%, 11/15/49 (b)	570,000	440,303
2.375%, 05/15/51	175,000	134,381
2.500%, 02/15/45	2,810,000	2,242,182
2.750%, 08/15/42	1,600,000	1,361,500
2.750%, 11/15/42 (b)	9,630,000	8,166,691
2.875%, 05/15/43	1,000,000	864,023
2.875%, 08/15/45 (b)	5,000	4,261
2.875%, 05/15/52 (b)	6,505,000	5,564,824
3.000%, 11/15/44	79,000	68,909
3.000%, 02/15/47	65,000	56,563
3.250%, 05/15/42 (b)	1,400,000	1,291,555
3.750%, 11/15/43	852,000	841,550
3.875%, 08/15/40	410,000	420,442
U.S. Treasury Coupon Strips Zero Coupon, 02/15/32	2,375,000	1,724,916
U.S. Treasury Notes
0.375%, 01/31/26	120,000	108,933
0.375%, 09/30/27	2,330,000	2,014,813
0.500%, 02/28/26 (b)	1,780,000	1,617,784
0.625%, 08/15/30	250,000	203,721
0.875%, 06/30/26	1,305,000	1,189,946
0.875%, 09/30/26	147,000	133,127
1.250%, 03/31/28	1,695,000	1,511,861
1.250%, 06/30/28	13,090,000	11,618,398
1.375%, 11/15/31	127,000	107,196
1.500%, 02/15/30 (b)	225,000	197,244
1.625%, 05/15/31	610,000	530,152
1.875%, 02/28/29	1,300,000	1,181,019
1.875%, 02/15/32	7,675,000	6,736,012
2.250%, 11/15/25	13,965,000	13,399,308
2.500%, 05/31/24	1,900,000	1,857,398
2.500%, 02/28/26	30,000	28,901
2.625%, 05/31/27 (b)	8,670,000	8,313,040

BHFTI-195

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—(Continued)
U.S. Treasury Notes
2.750%, 07/31/27	1,850,000	$1,781,637
2.875%, 04/30/29	4,865,000	4,670,970
3.125%, 08/31/27 (b)	2,485,000	2,430,641
3.125%, 08/31/29	2,455,000	2,389,693

		91,887,303

Total U.S. Treasury & Government Agencies (Cost $186,341,466)		173,292,888

Corporate Bonds & Notes—5.0%

Aerospace/Defense—0.2%
BAE Systems plc 1.900%, 02/15/31 (144A)	200,000	162,932
Boeing Co. (The)
2.196%, 02/04/26	1,165,000	1,080,931
2.750%, 02/01/26	102,000	96,803
3.100%, 05/01/26	80,000	75,772
3.250%, 03/01/28	100,000	92,268
4.875%, 05/01/25	100,000	99,809
5.150%, 05/01/30	150,000	150,938
L3Harris Technologies, Inc.
4.854%, 04/27/35	50,000	49,346
Northrop Grumman Corp. 3.250%, 01/15/28	150,000	142,525
Raytheon Technologies Corp.
4.150%, 05/15/45	253,000	221,190
4.350%, 04/15/47	140,000	126,793
5.150%, 02/27/33	126,000	131,128

		2,430,435

Agriculture—0.1%
Altria Group, Inc. 2.450%, 02/04/32	170,000	133,820
BAT Capital Corp.
2.259%, 03/25/28	95,000	81,448
3.222%, 08/15/24	200,000	193,956
3.734%, 09/25/40	65,000	46,422
4.390%, 08/15/37	65,000	53,017
4.540%, 08/15/47	146,000	108,731
BAT International Finance plc 1.668%, 03/25/26 (b)	70,000	63,700
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31 (b)	250,000	212,618

		893,712

Airlines—0.2%
Air Canada Pass-Through Trust
3.550%, 01/15/30 (144A)	538,720	464,338
3.750%, 12/15/27 (144A)	411,937	382,673
American Airlines Pass-Through Trust
3.200%, 06/15/28	287,800	258,185
3.600%, 09/22/27	133,680	122,448
3.700%, 10/01/26	345,439	316,275

Airlines—(Continued)
British Airways Pass-Through Trust
3.300%, 12/15/32 (144A)	114,065	98,469
4.125%, 09/20/31 (144A)	422,537	369,195
Continental Airlines Pass-Through Trust 4.000%, 10/29/24	465,350	449,684
Delta Air Lines Pass-Through Trust 3.625%, 07/30/27	87,539	80,696
United Airlines Pass-Through Trust
3.450%, 12/01/27	342,853	311,682
3.700%, 03/01/30	54,903	47,424
4.150%, 04/11/24	308,805	302,487
4.150%, 08/25/31	168,769	151,489

		3,355,045

Auto Manufacturers—0.1%
General Motors Financial Co., Inc.
1.250%, 01/08/26	209,000	188,194
2.350%, 01/08/31	50,000	39,480
2.700%, 06/10/31	85,000	68,094
3.800%, 04/07/25	65,000	63,210
4.350%, 01/17/27	51,000	49,428
Hyundai Capital America
1.300%, 01/08/26 (144A)	50,000	44,900
1.500%, 06/15/26 (144A)	35,000	31,109
1.800%, 10/15/25 (144A)	250,000	229,335
1.800%, 01/10/28 (144A)	100,000	84,809
2.375%, 10/15/27 (144A)	70,000	61,885
Stellantis Finance U.S., Inc. 1.711%, 01/29/27 (144A)	200,000	176,948

		1,037,392

Auto Parts & Equipment—0.0%
Lear Corp. 2.600%, 01/15/32	45,000	35,204

Banks—1.4%
ABN AMRO Bank NV 2.470%, 1Y H15 + 1.100%, 12/13/29 (144A) (e)	300,000	252,210
Banco Santander S.A. 2.746%, 05/28/25	200,000	188,619
Bank of America Corp.
2.551%, SOFR + 1.050%, 02/04/28 (e)	780,000	709,483
2.572%, SOFR + 1.210%, 10/20/32 (e)	670,000	547,600
2.676%, SOFR + 1.930%, 06/19/41 (e)	130,000	91,883
2.687%, SOFR + 1.320%, 04/22/32 (e)	240,000	200,286
2.972%, SOFR + 1.330%, 02/04/33 (e)	105,000	88,414
3.705%, 3M LIBOR + 1.512%, 04/24/28 (e)	300,000	283,501
3.824%, 3M LIBOR + 1.575%, 01/20/28 (e)	300,000	286,621
4.376%, SOFR + 1.580%, 04/27/28 (e)	145,000	140,212
5.080%, SOFR + 1.290%, 01/20/27 (e)	187,000	186,420
Bank of Ireland Group plc
2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (e)	200,000	172,908
6.253%, 1Y H15 + 2.650%, 09/16/26 (144A) (e)	200,000	198,791
Bank of Montreal 3.803%, 5Y USD Swap + 1.432%, 12/15/32 (e)	100,000	90,297

BHFTI-196

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Bank of Nova Scotia (The) 4.850%, 02/01/30	225,000	$222,229
Banque Federative du Credit Mutuel S.A. 4.935%, 01/26/26 (144A)	200,000	197,603
Barclays plc 1.007%, 1Y H15 + 0.800%, 12/10/24 (e)	200,000	192,721
BNP Paribas S.A.
2.159%, SOFR + 1.218%, 09/15/29 (144A) (e)	200,000	166,733
3.132%, SOFR + 1.561%, 01/20/33 (144A) (e)	270,000	225,444
BPCE S.A.
3.116%, SOFR + 1.730%, 10/19/32 (144A) (e)	500,000	374,591
5.975%, SOFR + 2.100%, 01/18/27 (144A) (e)	250,000	249,353
Citigroup, Inc.
2.520%, SOFR + 1.177%, 11/03/32 (e)	365,000	297,132
2.561%, SOFR + 1.167%, 05/01/32 (e)	240,000	199,117
3.057%, SOFR + 1.351%, 01/25/33 (e)	71,000	60,085
3.668%, 3M LIBOR + 1.652%, 07/24/28 (e)	745,000	705,814
3.887%, 3M TSFR + 1.825%, 01/10/28 (e)	300,000	286,632
4.400%, 06/10/25	120,000	116,968
Cooperative Rabobank UA 3.750%, 07/21/26	315,000	297,984
Credit Agricole S.A. 1.247%, SOFR + 0.892%, 01/26/27 (144A) (b) (e)	250,000	223,253
Credit Suisse AG
1.250%, 08/07/26	500,000	421,875
7.950%, 01/09/25	250,000	254,128
Credit Suisse Group AG 4.282%, 01/09/28 (144A)	380,000	342,475
Deutsche Bank AG
2.129%, SOFR + 1.870%, 11/24/26 (e)	150,000	129,266
6.720%, SOFR + 3.180%, 01/18/29 (e)	150,000	148,952
Federation des Caisses Desjardins du Quebec
4.400%, 08/23/25 (144A)	200,000	195,092
5.700%, 03/14/28 (144A)	200,000	204,890
Goldman Sachs Group, Inc. (The)
1.948%, SOFR + 0.913%, 10/21/27 (e)	1,050,000	938,095
2.383%, SOFR + 1.248%, 07/21/32 (e)	400,000	324,754
2.640%, SOFR + 1.114%, 02/24/28 (e)	124,000	113,105
3.272%, 3M LIBOR + 1.201%, 09/29/25 (e)	350,000	339,544
4.411%, 3M LIBOR + 1.430%, 04/23/39 (e)	140,000	125,979
HSBC Holdings plc
2.206%, SOFR + 1.285%, 08/17/29 (e)	200,000	167,698
2.357%, SOFR + 1.947%, 08/18/31 (e)	200,000	161,238
4.292%, 3M LIBOR + 1.348%, 09/12/26 (e)	250,000	239,386
5.210%, SOFR + 2.610%, 08/11/28 (e)	310,000	306,839
6.500%, 09/15/37	100,000	102,535
7.336%, SOFR + 3.030%, 11/03/26 (e)	200,000	207,512
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (e)	200,000	175,721
4.375%, 03/22/28 (b)	283,000	268,613
5.871%, 1Y H15 + 1.700%, 03/06/29 (e)	210,000	211,730
Macquarie Group, Ltd.
1.340%, SOFR + 1.069%, 01/12/27 (144A) (e)	60,000	53,538
6.207%, 11/22/24 (144A)	198,000	201,214
Mitsubishi UFJ Financial Group, Inc.
1.538%, 1Y H15 + 0.750%, 07/20/27 (b) (e)	270,000	238,953
3.751%, 07/18/39	250,000	214,394
5.441%, 1Y H15 + 1.630%, 02/22/34 (e)	200,000	202,089

Banks—(Continued)
Mizuho Financial Group, Inc.
1.234%, 1Y H15 + 0.670%, 05/22/27 (e)	200,000	175,994
2.869%, SOFR + 1.572%, 09/13/30 (e)	200,000	171,914
5.739%, 1Y H15 + 1.650%, 05/27/31 (e)	230,000	234,625
Morgan Stanley
1.794%, SOFR + 1.034%, 02/13/32 (e)	440,000	345,426
3.591%, 3M LIBOR + 1.340%, 07/22/28 (e)	1,000,000	944,568
4.300%, 01/27/45	70,000	61,884
National Australia Bank, Ltd. 3.933%, 5Y H15 + 1.880%, 08/02/34 (144A) (e)	390,000	341,279
NatWest Group plc
3.754%, 5Y H15 + 2.100%, 11/01/29 (e)	200,000	187,531
4.269%, 3M LIBOR + 1.762%, 03/22/25 (e)	200,000	196,267
4.892%, 3M LIBOR + 1.754%, 05/18/29 (e)	200,000	192,068
6.016%, 1Y H15 + 2.100%, 03/02/34 (e)	200,000	207,162
7.472%, 1Y H15 + 2.850%, 11/10/26 (b) (e)	200,000	206,686
Nordea Bank Abp 5.375%, 09/22/27 (144A) (b)	200,000	200,924
Northern Trust Corp. 3.375%, 3M LIBOR + 1.131%, 05/08/32 (e)	100,000	90,723
PNC Financial Services Group, Inc. (The) 5.068%, SOFR + 1.933%, 01/24/34 (e)	209,000	206,181
Santander UK Group Holdings plc
1.673%, SOFR + 0.989%, 06/14/27 (e)	200,000	174,073
6.534%, SOFR + 2.600%, 01/10/29 (e)	300,000	305,009
6.833%, SOFR + 2.749%, 11/21/26 (e)	200,000	202,576
Societe Generale S.A.
1.488%, 1Y H15 + 1.100%, 12/14/26 (144A) (e)	200,000	174,402
4.250%, 04/14/25 (144A)	350,000	328,232
6.446%, 1Y H15 + 2.550%, 01/10/29 (144A) (b) (e)	200,000	200,622
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (e)	200,000	199,867
State Street Corp. 4.821%, SOFR + 1.567%, 01/26/34 (e)	120,000	119,338
Sumitomo Mitsui Financial Group, Inc.
5.520%, 01/13/28	330,000	335,542
5.710%, 01/13/30	330,000	340,731
Toronto-Dominion Bank (The) 5.156%, 01/10/28	150,000	151,579
Truist Financial Corp. 5.122%, SOFR + 1.852%, 01/26/34 (e)	110,000	107,271
UBS Group AG
1.494%, 1Y H15 + 0.850%, 08/10/27 (144A) (e)	200,000	172,211
4.125%, 09/24/25 (144A)	200,000	191,254
4.703%, 1Y H15 + 2.050%, 08/05/27 (144A) (e)	200,000	191,385
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (e)	200,000	174,542
Wells Fargo & Co. 4.400%, 06/14/46	115,000	94,816
Westpac Banking Corp.
3.133%, 11/18/41	593,000	408,538
4.322%, 5Y USD ICE Swap + 2.236%, 11/23/31 (e)	100,000	94,830
Westpac New Zealand, Ltd. 4.902%, 02/15/28 (144A)	320,000	318,733

		21,591,302

BHFTI-197

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.1%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/36	425,000	$423,226
4.900%, 02/01/46	70,000	68,412
Anheuser-Busch InBev Finance, Inc. 4.700%, 02/01/36 (b)	90,000	89,624
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48	235,000	214,419
Constellation Brands, Inc.
4.750%, 05/09/32	60,000	59,286
5.250%, 11/15/48	25,000	24,109
Keurig Dr Pepper, Inc. 3.430%, 06/15/27	75,000	71,548

		950,624

Biotechnology—0.1%
Amgen, Inc.
2.300%, 02/25/31	200,000	168,320
5.250%, 03/02/33	210,000	215,754
5.600%, 03/02/43	265,000	273,029
Gilead Sciences, Inc. 2.600%, 10/01/40 (b)	150,000	110,612
Regeneron Pharmaceuticals, Inc. 1.750%, 09/15/30	250,000	202,314
Royalty Pharma plc
1.200%, 09/02/25	54,000	48,959
2.150%, 09/02/31	80,000	63,228

		1,082,216

Building Materials—0.0%
Martin Marietta Materials, Inc.
3.200%, 07/15/51	50,000	35,323
3.450%, 06/01/27	100,000	94,861
Masco Corp.
2.000%, 10/01/30	50,000	39,940
6.500%, 08/15/32	150,000	159,305
Trane Technologies Financing, Ltd. 5.250%, 03/03/33	100,000	103,363

		432,792

Chemicals—0.1%
Celanese U.S. Holdings LLC 6.050%, 03/15/25	139,000	139,798
CF Industries, Inc. 4.950%, 06/01/43	190,000	163,842
DuPont de Nemours, Inc. 5.319%, 11/15/38	120,000	120,805
Eastman Chemical Co. 4.500%, 12/01/28	150,000	147,127
International Flavors & Fragrances, Inc. 2.300%, 11/01/30 (144A)	187,000	150,066
Nutrien, Ltd.
4.200%, 04/01/29	50,000	48,159
5.000%, 04/01/49	75,000	68,836

		838,633

Commercial Services—0.1%
Ford Foundation (The) 2.815%, 06/01/70	55,000	34,172
Global Payments, Inc.
2.900%, 05/15/30	42,000	35,565
2.900%, 11/15/31	83,000	67,972
3.200%, 08/15/29	99,000	87,083
5.300%, 08/15/29	57,000	56,288
Pepperdine University 3.301%, 12/01/59	100,000	72,679
Quanta Services, Inc.
2.350%, 01/15/32	115,000	91,261
2.900%, 10/01/30	180,000	155,217
S&P Global, Inc.
2.900%, 03/01/32	81,000	72,313
4.250%, 05/01/29	147,000	144,716
Triton Container International, Ltd. 1.150%, 06/07/24 (144A)	115,000	108,159
University of Southern California 3.226%, 10/01/2120	100,000	62,921
Verisk Analytics, Inc. 5.750%, 04/01/33	140,000	146,966

		1,135,312

Computers—0.1%
Apple, Inc. 2.700%, 08/05/51	480,000	338,166
CGI, Inc. 2.300%, 09/14/31	156,000	123,206
Dell International LLC / EMC Corp.
5.250%, 02/01/28	252,000	254,449
5.450%, 06/15/23	142,000	141,944
6.020%, 06/15/26	140,000	143,684
Leidos, Inc. 2.300%, 02/15/31	55,000	44,629
5.750%, 03/15/33	90,000	91,984

		1,138,062

Cosmetics/Personal Care—0.0%
GSK Consumer Healthcare Capital U.S. LLC 3.375%, 03/24/29	250,000	230,642

Diversified Financial Services—0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1.750%, 01/30/26	551,000	493,373
4.450%, 04/03/26	150,000	144,067
4.500%, 09/15/23	245,000	242,657
6.500%, 07/15/25 (b)	837,000	843,051
Air Lease Corp.
2.875%, 01/15/26	50,000	46,609
3.000%, 09/15/23	60,000	59,211
3.250%, 10/01/29	150,000	131,695
3.375%, 07/01/25	261,000	248,648
Aviation Capital Group LLC
3.875%, 05/01/23 (144A)	100,000	99,584
4.125%, 08/01/25 (144A)	80,000	76,133

BHFTI-198

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Diversified Financial Services—(Continued)
Avolon Holdings Funding, Ltd.
2.125%, 02/21/26 (144A)	70,000	$62,221
2.528%, 11/18/27 (144A)	382,000	323,314
2.875%, 02/15/25 (144A)	164,000	153,864
4.250%, 04/15/26 (144A)	105,000	98,729
4.375%, 05/01/26 (144A)	145,000	136,053
5.500%, 01/15/26 (144A)	185,000	181,121
Brookfield Finance, Inc. 4.850%, 03/29/29	137,000	131,861
GTP Acquisition Partners I LLC 3.482%, 06/15/50 (144A)	325,000	310,838
Huntington National Bank (The) 5.650%, 01/10/30	267,000	255,857
Mitsubishi HC Capital, Inc. 3.559%, 02/28/24 (144A)	200,000	195,862
Nomura Holdings, Inc. 2.648%, 01/16/25	375,000	355,250
Nuveen LLC 4.000%, 11/01/28 (144A)	100,000	96,072
Park Aerospace Holdings, Ltd. 5.500%, 02/15/24 (144A)	10,000	9,907

		4,695,977

Electric—0.5%
AEP Transmission Co. LLC 3.150%, 09/15/49	30,000	21,818
Alexander Funding Trust 1.841%, 11/15/23 (144A)	200,000	193,996
Ameren Illinois Co. 4.500%, 03/15/49	225,000	208,333
Arizona Public Service Co. 4.700%, 01/15/44	50,000	43,187
Ausgrid Finance Pty, Ltd. 3.850%, 05/01/23 (144A)	150,000	149,709
Baltimore Gas & Electric Co. 3.200%, 09/15/49	205,000	150,436
Cleveland Electric Illuminating Co. (The) 4.550%, 11/15/30 (144A)	60,000	58,361
Consolidated Edison Co. of New York, Inc.
4.650%, 12/01/48	150,000	137,183
6.150%, 11/15/52	150,000	169,058
Constellation Energy Generation LLC
5.750%, 10/01/41	120,000	117,937
5.800%, 03/01/33	171,000	176,369
Consumers Energy Co. 4.625%, 05/15/33	220,000	219,378
DTE Electric Co. 5.400%, 04/01/53	215,000	225,249
Duke Energy Corp. 4.500%, 08/15/32 (b)	150,000	145,020
Duke Energy Florida LLC 5.950%, 11/15/52	190,000	211,406
Duke Energy Progress LLC
2.900%, 08/15/51	315,000	214,873
3.700%, 10/15/46	120,000	93,399
Duquesne Light Holdings, Inc. 3.616%, 08/01/27 (144A)	150,000	133,556

Electric—(Continued)
Edison International
3.550%, 11/15/24	251,000	243,806
5.750%, 06/15/27 (b)	55,000	56,153
Emera U.S. Finance L.P. 4.750%, 06/15/46	110,000	89,215
Entergy Louisiana LLC 2.900%, 03/15/51	145,000	98,693
Entergy Mississippi LLC 3.850%, 06/01/49	120,000	95,106
Evergy Missouri West, Inc.
5.150%, 12/15/27 (144A)	223,000	224,736
5.150%, 09/15/41	100,000	93,872
Evergy, Inc. 2.900%, 09/15/29	235,000	210,616
Eversource Energy 4.600%, 07/01/27	209,000	209,246
Fells Point Funding Trust 3.046%, 01/31/27 (144A)	243,076	225,502
Florida Power & Light Co. 5.300%, 04/01/53	120,000	127,552
ITC Holdings Corp.
2.950%, 05/14/30 (144A)	170,000	149,722
4.950%, 09/22/27 (144A)	200,000	201,167
Jersey Central Power & Light Co.
4.300%, 01/15/26 (144A)	115,000	112,862
6.150%, 06/01/37	100,000	104,345
NextEra Energy Capital Holdings, Inc. 5.000%, 07/15/32	365,000	367,353
NRG Energy, Inc.
2.000%, 12/02/25 (144A)	90,000	81,049
2.450%, 12/02/27 (144A)	100,000	85,555
4.450%, 06/15/29 (144A)	100,000	90,670
OGE Energy Corp. 0.703%, 05/26/23	60,000	59,579
Oklahoma Gas and Electric Co. 0.553%, 05/26/23	70,000	69,513
Pacific Gas and Electric Co.
1.700%, 11/15/23	75,000	73,160
2.950%, 03/01/26	265,000	246,507
3.450%, 07/01/25	90,000	85,776
3.750%, 08/15/42	37,000	26,196
4.300%, 03/15/45	60,000	45,138
PG&E Recovery Funding LLC 5.536%, 07/15/47	135,000	143,224
PG&E Wildfire Recovery Funding LLC
4.263%, 06/01/36	65,000	62,920
5.099%, 06/01/52	165,000	167,939
5.212%, 12/01/47	85,000	87,137
PPL Electric Utilities Corp. 5.250%, 05/15/53	130,000	134,519
Public Service Co. of Oklahoma
3.150%, 08/15/51	155,000	106,997
5.250%, 01/15/33	190,000	193,815
6.625%, 11/15/37	100,000	109,989
Puget Energy, Inc. 2.379%, 06/15/28	60,000	52,852

BHFTI-199

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
San Diego Gas & Electric Co. 2.950%, 08/15/51	230,000	$159,968
Southern California Edison Co.
4.050%, 03/15/42	150,000	124,353
5.700%, 03/01/53	65,000	67,636
5.850%, 11/01/27	229,000	241,287
Southwestern Electric Power Co. 3.900%, 04/01/45	40,000	31,428
Tucson Electric Power Co.
4.850%, 12/01/48	150,000	136,686
5.500%, 04/15/53	235,000	238,419
Union Electric Co. 5.450%, 03/15/53	140,000	146,342

		8,347,868

Electronics—0.0%
Arrow Electronics, Inc. 3.875%, 01/12/28	80,000	75,884

Food—0.1%
Campbell Soup Co. 3.125%, 04/24/50	28,000	19,711
Kellogg Co. 5.250%, 03/01/33	161,000	165,202
Kraft Heinz Foods Co.
4.375%, 06/01/46	64,000	55,757
4.625%, 10/01/39	85,000	77,913
Kroger Co. (The) 4.450%, 02/01/47 (b)	120,000	105,812
Smithfield Foods, Inc.
3.000%, 10/15/30 (144A)	200,000	159,578
5.200%, 04/01/29 (144A)	150,000	140,119

		724,092

Gas—0.1%
APA Infrastructure, Ltd.
4.200%, 03/23/25 (144A)	100,000	97,957
4.250%, 07/15/27 (144A)	70,000	67,872
Atmos Energy Corp. 4.125%, 03/15/49 (b)	145,000	124,589
Brooklyn Union Gas Co. (The) 3.865%, 03/04/29 (144A)	170,000	155,308
NiSource, Inc. 1.700%, 02/15/31	100,000	79,157
ONE Gas, Inc. 4.500%, 11/01/48	142,000	124,581
Southern California Gas Co. 6.350%, 11/15/52	225,000	259,116
Southern Co. Gas Capital Corp. 3.950%, 10/01/46	185,000	143,321

		1,051,901

Healthcare-Products—0.0%
Boston Scientific Corp. 4.550%, 03/01/39	60,000	56,441
DH Europe Finance II Sarl 3.250%, 11/15/39	115,000	95,887
Thermo Fisher Scientific, Inc. 2.000%, 10/15/31 (b)	140,000	116,691

		269,019

Healthcare-Services—0.1%
AHS Hospital Corp. 5.024%, 07/01/45	110,000	108,509
Children’s Hospital Corp. (The) 2.928%, 07/15/50	100,000	66,268
CommonSpirit Health
1.547%, 10/01/25	65,000	59,878
2.782%, 10/01/30	70,000	59,467
3.910%, 10/01/50	65,000	50,351
Cottage Health Obligated Group 3.304%, 11/01/49	110,000	81,526
Elevance Health, Inc. 4.101%, 03/01/28	140,000	137,059
Hartford HealthCare Corp. 3.447%, 07/01/54	240,000	178,248
HCA, Inc.
3.500%, 07/15/51	21,000	14,499
5.125%, 06/15/39	110,000	102,820
5.250%, 06/15/26	335,000	335,304
5.500%, 06/15/47	85,000	79,789
MidMichigan Health 3.409%, 06/01/50	40,000	28,850
NYU Langone Hospitals 3.380%, 07/01/55	90,000	65,087
Piedmont Healthcare, Inc. 2.864%, 01/01/52	95,000	61,540
UnitedHealth Group, Inc. 5.875%, 02/15/53	90,000	101,159
Universal Health Services, Inc. 2.650%, 10/15/30	17,000	13,630
Yale-New Haven Health Services Corp. 2.496%, 07/01/50	110,000	68,901

		1,612,885

Home Builders—0.0%
Lennar Corp. 4.500%, 04/30/24	45,000	44,451
MDC Holdings, Inc. 2.500%, 01/15/31	165,000	128,316

		172,767

Insurance—0.1%
AIA Group, Ltd. 3.900%, 04/06/28 (144A)	210,000	203,086
Athene Global Funding
1.450%, 01/08/26 (144A)	65,000	57,546
2.500%, 01/14/25 (144A)	16,000	15,096
2.950%, 11/12/26 (144A)	370,000	331,271

BHFTI-200

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Insurance—(Continued)
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	85,000	$71,077
4.400%, 05/15/42	200,000	191,312
Corebridge Financial, Inc. 3.850%, 04/05/29 (144A)	55,000	50,185
F&G Global Funding 1.750%, 06/30/26 (144A)	80,000	71,930
Hanover Insurance Group, Inc. (The) 2.500%, 09/01/30	70,000	55,878
Hartford Financial Services Group, Inc. (The)
4.300%, 04/15/43	25,000	21,106
6.100%, 10/01/41	25,000	25,803
New York Life Global Funding 3.000%, 01/10/28 (144A)	125,000	116,935
New York Life Insurance Co. 4.450%, 05/15/69 (144A)	75,000	64,300
Northwestern Mutual Global Funding 1.700%, 06/01/28 (144A)	85,000	73,137
Pacific Life Insurance Co. 4.300%, 3M LIBOR + 2.796%, 10/24/67 (144A) (e)	97,000	75,335
Prudential Insurance Co. of America (The) 8.300%, 07/01/25 (144A)	250,000	263,666
Teachers Insurance & Annuity Association of America 4.270%, 05/15/47 (144A)	100,000	84,313

		1,771,976

Internet—0.0%
Amazon.com, Inc. 3.950%, 04/13/52 (b)	280,000	248,291

Machinery-Diversified—0.0%
Otis Worldwide Corp. 2.565%, 02/15/30	235,000	206,077

Media—0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 03/01/42	105,000	70,943
3.700%, 04/01/51	285,000	182,394
4.800%, 03/01/50	240,000	182,926
Comcast Corp.
2.887%, 11/01/51	439,000	299,705
2.937%, 11/01/56	58,000	38,608
2.987%, 11/01/63	22,000	14,264
3.250%, 11/01/39	115,000	93,339
3.450%, 02/01/50	190,000	146,743
Discovery Communications LLC 5.200%, 09/20/47	215,000	178,121
Time Warner Cable LLC
6.550%, 05/01/37	50,000	49,285
6.750%, 06/15/39	265,000	261,011

		1,517,339

Metal Fabricate/Hardware—0.0%
Precision Castparts Corp. 4.200%, 06/15/35	60,000	56,839

Mining—0.0%
Glencore Funding LLC
2.500%, 09/01/30 (144A) (b)	200,000	167,550
4.125%, 05/30/23 (144A)	61,000	60,780

		228,330

Miscellaneous Manufacturing—0.0%
Eaton Corp. 5.800%, 03/15/37	100,000	101,028
Siemens Financieringsmaatschappij NV 2.350%, 10/15/26 (144A)	250,000	232,321

		333,349

Oil & Gas—0.1%
BP Capital Markets America, Inc.
2.939%, 06/04/51 (b)	505,000	350,163
4.812%, 02/13/33	180,000	182,765
Eni USA, Inc. 7.300%, 11/15/27	100,000	109,639
Exxon Mobil Corp.
2.995%, 08/16/39	140,000	113,191
3.095%, 08/16/49	175,000	130,992
HF Sinclair Corp.
2.625%, 10/01/23	120,000	118,091
5.875%, 04/01/26	56,000	56,588
Marathon Petroleum Corp. 4.700%, 05/01/25	23,000	22,954
Phillips 66 Co.
3.150%, 12/15/29 (144A)	40,000	36,094
4.900%, 10/01/46 (144A)	100,000	91,370
Pioneer Natural Resources Co. 1.900%, 08/15/30	150,000	122,139
TotalEnergies Capital International S.A.
2.986%, 06/29/41	200,000	156,514
3.127%, 05/29/50	95,000	70,426
3.461%, 07/12/49	55,000	43,574
Valero Energy Corp. 2.150%, 09/15/27	67,000	60,508

		1,665,008

Oil & Gas Services—0.0%
Baker Hughes Holding LLC / Baker Hughes Co-Obligor, Inc. 3.138%, 11/07/29	170,000	152,681
Schlumberger Holdings Corp. 3.900%, 05/17/28 (144A)	80,000	76,893

		229,574

Packaging & Containers—0.0%
Graphic Packaging International LLC 1.512%, 04/15/26 (144A)	115,000	102,447

BHFTI-201

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Packaging & Containers—(Continued)
Packaging Corp. of America 4.050%, 12/15/49 (b)	135,000	$110,989

		213,436

Pharmaceuticals—0.2%
AbbVie, Inc.
4.050%, 11/21/39	300,000	267,970
4.400%, 11/06/42	205,000	187,364
4.450%, 05/14/46 (b)	45,000	40,717
4.550%, 03/15/35	60,000	58,666
4.625%, 10/01/42	90,000	82,653
AstraZeneca plc
4.000%, 09/18/42	40,000	36,421
6.450%, 09/15/37	50,000	58,981
Bristol-Myers Squibb Co.
4.125%, 06/15/39	105,000	97,738
4.550%, 02/20/48	150,000	141,731
CVS Health Corp.
4.300%, 03/25/28	66,000	64,815
5.050%, 03/25/48	175,000	163,714
5.300%, 12/05/43	200,000	196,424
CVS Pass-Through Trust
4.704%, 01/10/36 (144A)	245,951	231,303
5.880%, 01/10/28	239,854	240,969
8.353%, 07/10/31 (144A)	117,374	128,812
Takeda Pharmaceutical Co., Ltd.
3.025%, 07/09/40	515,000	392,893
3.175%, 07/09/50	200,000	142,855
Zoetis, Inc. 2.000%, 05/15/30	140,000	117,698

		2,651,724

Pipelines—0.2%
Cameron LNG LLC 3.701%, 01/15/39 (144A)	163,000	136,404
DT Midstream, Inc. 4.300%, 04/15/32 (144A)	160,000	143,336
Enbridge, Inc. 5.700%, 03/08/33	150,000	156,022
Energy Transfer L.P.
4.150%, 09/15/29	90,000	84,079
4.400%, 03/15/27	70,000	68,004
4.750%, 01/15/26	46,000	45,429
4.950%, 05/15/28	80,000	78,847
4.950%, 01/15/43	150,000	126,665
5.500%, 06/01/27	36,000	36,386
6.250%, 04/15/49	70,000	69,351
Enterprise Products Operating LLC 4.950%, 10/15/54	33,000	29,856
Flex Intermediate Holdco LLC
3.363%, 06/30/31 (144A) (b)	140,000	115,085
4.317%, 12/30/39 (144A)	60,000	45,574
Gray Oak Pipeline LLC 3.450%, 10/15/27 (144A)	500,000	453,247

Pipelines—(Continued)
Kinder Morgan Energy Partners L.P. 5.000%, 08/15/42	170,000	151,375
Kinder Morgan, Inc.
5.050%, 02/15/46	80,000	70,538
5.200%, 06/01/33	200,000	198,699
ONEOK Partners L.P. 6.650%, 10/01/36	140,000	145,400
Plains All American Pipeline L.P. / PAA Finance Corp. 3.850%, 10/15/23	113,000	111,970
Sabine Pass Liquefaction LLC 4.500%, 05/15/30 (b)	185,000	178,455
Southern Natural Gas Co. LLC
4.800%, 03/15/47 (144A)	102,000	86,834
8.000%, 03/01/32 (b)	70,000	81,531
Targa Resources Corp.
4.200%, 02/01/33	40,000	35,988
5.200%, 07/01/27	209,000	207,252
Texas Eastern Transmission L.P. 3.500%, 01/15/28 (144A)	45,000	42,277
TransCanada PipeLines, Ltd. 6.200%, 10/15/37	130,000	137,084
Williams Cos., Inc. (The)
2.600%, 03/15/31	100,000	84,100
5.650%, 03/15/33 (b)	115,000	118,763

		3,238,551

Real Estate—0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust 3.875%, 03/20/27 (144A)	243,000	226,832

Real Estate Investment Trusts—0.2%
Alexandria Real Estate Equities, Inc.
3.800%, 04/15/26	23,000	22,052
4.000%, 02/01/50	111,000	84,176
American Tower Corp.
1.500%, 01/31/28	150,000	127,634
1.875%, 10/15/30	130,000	103,105
2.950%, 01/15/51 (b)	39,000	24,981
3.100%, 06/15/50	61,000	40,040
3.700%, 10/15/49	210,000	153,998
American Tower Trust 3.652%, 03/15/48 (144A)	160,000	150,924
Brixmor Operating Partnership L.P.
2.250%, 04/01/28	80,000	68,597
2.500%, 08/16/31	45,000	34,761
3.850%, 02/01/25	60,000	57,561
Corporate Office Properties L.P. 2.750%, 04/15/31	132,000	97,796
Crown Castle International Corp. 4.450%, 02/15/26	100,000	98,699
Equinix, Inc. 2.900%, 11/18/26	135,000	125,543
ERP Operating L.P. 4.150%, 12/01/28	120,000	115,660

BHFTI-202

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Essex Portfolio L.P. 2.650%, 03/15/32	120,000	$97,862
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	110,000	101,529
Healthcare Realty Holdings L.P.
2.000%, 03/15/31	80,000	62,428
3.100%, 02/15/30	200,000	173,305
Healthpeak Properties, Inc.
2.125%, 12/01/28	142,000	123,159
3.000%, 01/15/30	110,000	96,452
3.500%, 07/15/29	118,000	108,094
Life Storage L.P.
2.400%, 10/15/31	55,000	44,331
4.000%, 06/15/29	137,000	125,748
National Retail Properties, Inc. 4.000%, 11/15/25	100,000	97,061
Physicians Realty L.P. 2.625%, 11/01/31	55,000	43,323
Public Storage
1.950%, 11/09/28	66,000	57,949
2.250%, 11/09/31	55,000	45,620
Realty Income Corp. 4.850%, 03/15/30	170,000	167,479
Regency Centers L.P. 2.950%, 09/15/29	195,000	168,789
Sabra Health Care L.P. 3.200%, 12/01/31	90,000	66,012
Safehold Operating Partnership L.P. 2.850%, 01/15/32	167,000	129,737
SITE Centers Corp. 4.700%, 06/01/27	60,000	56,646
UDR, Inc.
3.000%, 08/15/31	40,000	34,236
3.500%, 01/15/28	100,000	93,470
Ventas Realty L.P. 4.875%, 04/15/49	88,000	76,411
Welltower, Inc. 3.100%, 01/15/30	90,000	78,455
WP Carey, Inc.
2.250%, 04/01/33	135,000	102,830
2.450%, 02/01/32	70,000	55,880

		3,512,333

Retail—0.1%
7-Eleven, Inc.
1.800%, 02/10/31 (144A)	60,000	47,538
2.500%, 02/10/41 (144A)	196,000	132,336
Alimentation Couche-Tard, Inc.
3.439%, 05/13/41 (144A)	20,000	14,924
3.625%, 05/13/51 (144A)	25,000	17,418
3.800%, 01/25/50 (144A)	135,000	99,681
AutoZone, Inc. 1.650%, 01/15/31	180,000	143,325
Home Depot, Inc. (The) 4.950%, 09/15/52	126,000	125,884

Retail—(Continued)
Lowe’s Cos., Inc.
3.000%, 10/15/50	105,000	69,686
4.250%, 04/01/52	100,000	82,059
McDonald’s Corp. 6.300%, 10/15/37	90,000	102,677
O’Reilly Automotive, Inc. 3.550%, 03/15/26	60,000	58,417
Starbucks Corp. 4.800%, 02/15/33	250,000	252,332

		1,146,277

Semiconductors—0.1%
Advanced Micro Devices, Inc. 2.375%, 06/01/30 (b)	261,000	227,796
Analog Devices, Inc. 2.800%, 10/01/41	96,000	73,287
Broadcom, Inc.
1.950%, 02/15/28 (144A)	265,000	230,527
3.137%, 11/15/35 (144A)	270,000	207,646
3.187%, 11/15/36 (144A)	120,000	90,938
Intel Corp.
5.625%, 02/10/43	65,000	66,615
5.700%, 02/10/53 (b)	105,000	107,162
KLA Corp.
3.300%, 03/01/50	100,000	76,439
4.650%, 07/15/32	221,000	223,143
Marvell Technology, Inc. 2.950%, 04/15/31	70,000	58,454
Microchip Technology, Inc.
0.983%, 09/01/24	31,000	29,263
0.972%, 02/15/24	39,000	37,440
2.670%, 09/01/23	38,000	37,467
NXP B.V. / NXP Funding LLC / NXP USA, Inc.
2.500%, 05/11/31	145,000	119,871
3.250%, 05/11/41	150,000	109,284
5.000%, 01/15/33 (b)	200,000	196,095
QUALCOMM, Inc. 4.500%, 05/20/52	100,000	93,197

		1,984,624

Software—0.1%
Activision Blizzard, Inc. 1.350%, 09/15/30	101,000	81,813
Fiserv, Inc. 4.400%, 07/01/49	60,000	51,263
Oracle Corp.
3.600%, 04/01/40	300,000	232,842
4.900%, 02/06/33	180,000	176,304
5.550%, 02/06/53	130,000	123,766
Roper Technologies, Inc. 2.000%, 06/30/30	240,000	197,690
Take-Two Interactive Software, Inc. 3.550%, 04/14/25	55,000	53,572
VMware, Inc.
1.400%, 08/15/26	172,000	152,134
4.650%, 05/15/27	55,000	54,150

BHFTI-203

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Software—(Continued)
Workday, Inc. 3.500%, 04/01/27 (b)	114,000	$109,071

		1,232,605

Telecommunications—0.2%
AT&T, Inc.
1.650%, 02/01/28	50,000	43,927
2.250%, 02/01/32	505,000	412,855
2.300%, 06/01/27	210,000	192,446
3.500%, 06/01/41	115,000	90,757
3.550%, 09/15/55	173,000	124,181
Corning, Inc. 3.900%, 11/15/49	252,000	195,160
Crown Castle Towers LLC 3.663%, 05/15/45 (144A)	225,000	216,156
Rogers Communications, Inc. 4.550%, 03/15/52 (144A)	75,000	61,693
T-Mobile USA, Inc.
3.875%, 04/15/30	190,000	178,280
5.050%, 07/15/33	190,000	190,940
Telefonica Emisiones S.A.U. 4.665%, 03/06/38	150,000	131,319
Verizon Communications, Inc.
2.100%, 03/22/28	284,000	252,993
2.355%, 03/15/32	145,000	118,958
2.650%, 11/20/40	119,000	84,966
4.125%, 03/16/27	56,000	55,504
Vodafone Group plc 6.250%, 11/30/32 (b)	160,000	173,831

		2,523,966

Toys/Games/Hobbies—0.0%
Hasbro, Inc. 3.900%, 11/19/29 (b)	149,000	135,649

Transportation—0.0%
Burlington Northern Santa Fe LLC 3.550%, 02/15/50	69,000	55,309
Canadian Pacific Railway Co. 5.750%, 03/15/33	120,000	126,122
CSX Corp.
4.750%, 11/15/48	95,000	88,842
6.150%, 05/01/37	60,000	66,265
Kansas City Southern 4.700%, 05/01/48	80,000	73,258
Norfolk Southern Corp. 3.050%, 05/15/50	150,000	103,817
Union Pacific Corp.
4.100%, 09/15/67	70,000	58,073
4.950%, 05/15/53	145,000	146,787

		718,473

Total Corporate Bonds & Notes (Cost $83,481,111)		75,943,017

Asset-Backed Securities—2.3%
Security Description	Principal Amount*	Value

Asset-Backed - Automobile—0.7%
American Credit Acceptance Receivables Trust 4.410%, 06/13/28 (144A)	550,000	539,270
Avis Budget Rental Car Funding AESOP LLC 4.000%, 03/20/25 (144A)	500,000	493,957
CarNow Auto Receivables Trust 1.300%, 01/15/26 (144A)	246,842	243,565
Credit Acceptance Auto Loan Trust 8.450%, 02/15/33 (144A)	600,000	616,944
DT Auto Owner Trust
0.870%, 05/17/27 (144A)	266,000	251,899
4.220%, 01/15/27 (144A)	600,000	587,548
Exeter Automobile Receivables Trust
3.110%, 08/15/25 (144A)	280,295	276,512
4.920%, 12/15/28	700,000	688,792
5.300%, 09/15/27	560,000	555,423
5.980%, 12/15/28	600,000	593,469
6.760%, 09/15/28	700,000	704,207
Flagship Credit Auto Trust
4.080%, 02/18/25 (144A)	532,355	527,674
7.710%, 10/16/28 (144A)	600,000	623,689
GLS Auto Receivables Trust 3.970%, 01/18/28 (144A)	500,000	471,958
Santander Drive Auto Receivables Trust 6.690%, 03/17/31	825,000	854,062
Sonoran Auto Receivables Trust 4.750%, 06/15/25	116,779	115,376
U.S. Auto Funding Trust 5.130%, 12/15/25 (144A)	700,000	691,340
Westlake Automobile Receivables Trust
2.120%, 01/15/27 (144A)	1,000,000	925,353
5.480%, 09/15/27 (144A)	1,000,000	978,172

		10,739,210

Asset-Backed - Credit Card—0.0%
Continental Finance Credit Card ABS Master Trust 6.190%, 10/15/30 (144A)	575,000	559,343

Asset-Backed - Other—1.6%
American Homes 4 Rent Trust
3.786%, 10/17/36 (144A)	174,512	170,156
4.691%, 10/17/52 (144A)	100,000	97,876
4.705%, 10/17/36 (144A)	100,000	98,488
AMSR Trust
1.355%, 11/17/37 (144A)	782,000	711,303
3.218%, 04/17/37 (144A)	700,000	653,303
Bridge Trust 4.450%, 11/17/37 (144A)	700,000	664,751
Business Jet Securities LLC
2.162%, 04/15/36 (144A)	142,238	132,992
2.981%, 11/15/35 (144A)	86,580	82,070
BXG Receivables Note Trust 4.440%, 02/02/34 (144A)	240,991	224,586
Cars Net Lease Mortgage Notes 3.100%, 12/15/50 (144A)	128,538	114,147

BHFTI-204

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
CoreVest American Finance Trust
2.705%, 10/15/52 (144A)	335,582	$317,474
3.163%, 10/15/52 (144A)	650,000	555,668
3.880%, 03/15/52 (144A)	320,000	314,599
Diamond Resorts Owner Trust 3.530%, 02/20/32 (144A)	185,632	177,991
FirstKey Homes Trust 4.500%, 07/17/39 (144A)	750,000	668,088
FirstKey Homes Trust
1.266%, 10/19/37 (144A)	789,990	716,947
2.668%, 10/19/37 (144A)	1,250,000	1,134,346
4.500%, 07/17/26 (144A)	496,000	475,675
FMC GMSR Issuer Trust
3.620%, 07/25/26 (144A) (e)	400,000	342,973
3.690%, 02/25/24	1,065,000	1,015,477
3.850%, 10/25/26 (144A) (e)	360,000	308,557
4.450%, 01/25/26 (144A) (e)	500,000	458,478
6.190%, 04/25/27 (144A)	400,000	373,176
Foundation Finance Trust 3.860%, 11/15/34 (144A)	40,685	39,949
FREED ABS Trust
2.370%, 11/20/28 (144A)	500,000	459,892
5.790%, 08/20/29 (144A)	720,000	715,218
7.580%, 12/18/29 (144A)	700,000	701,121
Lendmark Funding Trust
1.900%, 11/20/31 (144A)	1,100,000	959,960
6.600%, 07/20/32 (144A)	700,000	675,706
LL ABS Trust 5.050%, 11/15/29 (144A)	400,000	383,502
LP LMS Asset Securitization Trust 1.750%, 01/15/29 (144A)	160,574	156,439
Marlette Funding Trust 1.810%, 12/15/31 (144A)	650,000	591,424
NRZ Excess Spread-Collateralized Notes
3.474%, 11/25/26 (144A)	324,616	296,131
3.844%, 12/25/25 (144A)	233,483	217,934
Oportun Issuance Trust 5.050%, 06/09/31 (144A)	500,000	486,545
Orange Lake Timeshare Trust 3.610%, 04/09/38 (144A)	383,933	364,953
Pagaya AI Technology in Housing Trust 4.250%, 08/25/25 (144A)	1,000,000	959,371
Pretium Mortgage Credit Partners LLC
2.240%, 09/27/60 (144A) (g)	315,313	299,204
2.487%, 07/25/51 (144A) (g)	250,249	235,566
Progress Residential Trust
1.052%, 04/17/38 (144A)	631,568	556,728
4.550%, 04/17/27 (144A)	750,000	684,053
5.200%, 04/17/39 (144A)	330,000	302,544
6.618%, 06/17/39 (144A)	724,000	687,577
SCF Equipment Leasing LLC 3.790%, 11/20/31 (144A)	220,000	197,438
Sierra Timeshare Receivables Funding LLC
2.750%, 08/20/36 (144A)	183,213	173,626
3.120%, 05/20/36 (144A)	104,254	99,275
3.940%, 10/20/38 (144A)	128,569	122,628

Asset-Backed - Other—(Continued)
Theorem Funding Trust 1.210%, 12/15/27 (144A)	67,509	66,696
Tricon American Homes Trust 3.198%, 03/17/38 (144A)	525,000	487,530
VM Debt Trust 7.460%, 07/18/27 (c) (d) (e)	499,918	482,421
VOLT CI LLC 1.992%, 05/25/51 (144A) (g)	212,414	193,932
VOLT XCII LLC 1.893%, 02/27/51 (144A) (g)	343,759	314,314
VOLT XCIV LLC 2.240%, 02/27/51 (144A) (g)	811,816	759,695
VOLT XCVI LLC 2.116%, 03/27/51 (144A) (g)	1,122,184	1,053,941
VOLT XCVII LLC 2.240%, 04/25/51 (144A) (g)	263,215	241,842

		23,776,276

Total Asset-Backed Securities (Cost $35,675,580)		35,074,829

Mutual Funds—2.0%

Investment Company Securities—2.0%
iShares J.P. Morgan USD Emerging Markets Bond ETF (b) (Cost $31,045,356)	350,709	30,259,172

Convertible Preferred Stocks—0.9%

Banks—0.6%
Bank of America Corp. 7.250%, 12/31/49	7,971	9,308,215

Capital Markets—0.2%
KKR & Co., Inc. 6.000%, 09/15/23	51,555	3,271,165

Financial Services—0.1%
AMG Capital Trust II 5.150%, 10/15/37	39,936	1,966,848

Total Convertible Preferred Stocks (Cost $15,674,835)		14,546,228

Mortgage-Backed Securities—0.6%

Collateralized Mortgage Obligations—0.3%
HOME RE, Ltd. 7.410%, SOFR30A + 2.850%, 10/25/34 (144A) (e)	320,000	321,879
Seasoned Credit Risk Transfer Trust
3.250%, 11/25/61	361,998	325,659
3.500%, 03/25/58	602,160	577,704
3.500%, 07/25/58	402,921	375,668

BHFTI-205

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Shares/ Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Seasoned Loans Structured Transaction 3.500%, 11/25/28	911,539	$873,542
Towd Point Mortgage Trust 2.918%, 11/30/60 (144A) (e)	556,106	450,367
TVC Mortgage Trust 3.474%, 09/25/24 (144A)	138,109	137,689
VM Master Issuer LLC 5.163%, 05/24/25 (144A) (e)	400,000	402,869

		3,465,377

Commercial Mortgage-Backed Securities—0.3%
Commercial Mortgage Trust
2.896%, 02/10/37 (144A)	650,000	605,579
3.402%, 02/10/37 (144A)	420,000	383,114
CSMC Trust 3.953%, 09/15/37 (144A)	210,000	190,736
GS Mortgage Securities Trust 3.805%, 10/10/35 (144A) (e)	440,000	392,295
MRCD Mortgage Trust 2.718%, 12/15/36 (144A)	1,420,000	1,279,399
One Lincon Street Commercial Mortgage 5.724%, 10/15/30 (144A) (e)	1,200,000	1,196,741
SBALR Commercial Mortgage Trust 2.825%, 02/13/53 (144A)	802,902	693,732
SLG Office Trust 2.585%, 07/15/41 (144A)	390,000	310,544

		5,052,140

Total Mortgage-Backed Securities (Cost $9,375,962)		8,517,517

Preferred Stock—0.4%

Electric Utilities—0.4%
NextEra Energy, Inc., 6.926%, 09/01/25 (Cost $6,639,907)	136,750	6,338,362

Municipals—0.0%
Texas Natural Gas Securitization Finance Corp. 5.169%, 04/01/41 (Cost $155,000)	155,000	163,972

Short-Term Investments—16.1%

Mutual Funds—0.0%
State Street U.S. Treasury Liquidity Fund, 4.677% (h)	25,758	25,758

Repurchase Agreement—13.8%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $210,493,162; collateralized by U.S. Treasury Notes with rates ranging from 1.125% - 2.000%, maturity dates ranging from 02/15/25 - 02/28/25, and an aggregate market value of $214,665,548	210,456,332	210,456,332

U.S. Treasury—2.3%
U.S. Treasury Bill 3.964%, 04/06/23 (i) (j)	35,000,000	34,986,532

Total Short-Term Investments (Cost $245,462,823)		245,468,622

Securities Lending Reinvestments (k)—5.9%

Certificates of Deposit—0.6%
Bank of America N.A. 4.960%, FEDEFF PRV+0.130%, 09/08/23 (e)	1,000,000	998,997
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (e)	1,000,000	1,001,845
BNP Paribas S.A. 5.270%, SOFR + 0.450%, 10/10/23 (e)	2,000,000	2,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (e)	1,000,000	998,064
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (e)	2,000,000	1,998,772
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (e)	1,000,000	1,000,562
Svenska Handelsbanken AB 5.170%, SOFR + 0.340%, 10/31/23 (e)	2,000,000	1,998,596

		9,996,836

Commercial Paper—0.3%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (e)	2,000,000	2,000,728
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (e)	2,000,000	2,002,558
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (e)	1,000,000	1,000,000

		5,003,286

Repurchase Agreements—2.7%
BNP Paribas Arbitrage S.N.C.
Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $2,501,006; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $2,558,958.	2,500,000	2,500,000

BHFTI-206

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (k)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $2,000,808; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $2,047,167.	2,000,000	$2,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $14,985,334; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $15,278,957.	14,979,368	14,979,368
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $2,055,192; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $4,903,936; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $5,019,950.	4,900,000	4,900,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $9,406,463; collateralized by various Common Stock with an aggregate market value of $10,448,753.	9,400,000	9,400,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $600,249; collateralized by various Common Stock with an aggregate market value of $667,127.	600,000	600,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $2,009,800; collateralized by various Common Stock with an aggregate market value of $2,222,533.	2,000,000	2,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $400,160; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $408,434.	400,000	400,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $2,203,007; collateralized by various Common Stock with an aggregate market value of $2,449,908.	2,200,000	2,200,000

		40,979,368

Time Deposits—0.7%
Banco Santander S.A. (NY) 4.810%, 04/03/23	3,000,000	3,000,000

Time Deposits—(Continued)
Barclays (NY) 4.830%, 04/03/23	2,000,000	2,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	1,000,000	1,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000
Nordea Bank Abp 4.770%, 04/03/23	1,000,000	1,000,000
Svenska (NY) 4.770%, 04/03/23	1,000,000	1,000,000

		10,000,000

Mutual Funds—1.6%
Allspring Government Money Market Fund, Select Class 4.690% (h)	2,000,000	2,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (h)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (h)	10,000,000	10,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (h)	4,000,000	4,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (h)	2,000,000	2,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (h)	5,000,000	5,000,000

		25,000,000

Total Securities Lending Reinvestments (Cost $90,979,386)		90,979,490

Total Investments—105.1% (Cost $1,581,917,796)		1,607,752,714
Other assets and liabilities (net)—(5.1)%		(77,544,567)

Net Assets—100.0%		$1,530,208,147

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $90,539,490 and the collateral received consisted of cash in the amount of $90,979,395 and non-cash collateral with a value of $1,059,978. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 0.2% of net assets.

BHFTI-207

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	Interest only security.
(g)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(i)	The rate shown represents current yield to maturity.
(j)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2023, the market value of securities pledged was $23,566,928.
(k)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $54,609,717, which is 3.6% of net assets.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Sberbank of Russia PJSC	06/15/17	2,160	$5,440	$0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
CHF	1,494,781	SSBT	05/02/23	USD	1,636,947	$1,714
EUR	10,382,147	RBC	05/02/23	USD	11,310,353	(33,253)
EUR	2,822,420	RBC	05/02/23	USD	3,036,269	29,446

Contracts to Deliver
AUD	3,549,222	CBNA	05/01/23	USD	2,374,882	116
CHF	14,295,034	CBNA	05/02/23	USD	15,633,838	(37,156)
CHF	1,697,845	CBNA	05/02/23	USD	1,876,410	15,140
EUR	1,627,049	CBNA	05/02/23	USD	1,758,775	(8,527)
EUR	2,858,331	RBC	05/02/23	USD	3,109,029	4,307
EUR	9,000,000	SSBT	05/02/23	USD	9,800,447	24,637
EUR	114,098,452	SSBT	05/02/23	USD	124,757,769	823,910
EUR	3,032,954	SSBT	05/02/23	USD	3,342,350	47,952
EUR	1,809,219	SSBT	05/02/23	USD	1,978,077	12,901
JPY	703,451,644	RBC	05/01/23	USD	5,488,405	169,682
JPY	132,983,000	RBC	05/01/23	USD	982,742	(22,728)

Net Unrealized Appreciation						$1,028,141

BHFTI-208

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/16/23	1,236	USD	129,563,700	$3,452,679
MSCI Emerging Markets Index Mini Futures	06/16/23	74	USD	3,683,350	123,797
U.S. Treasury Long Bond Futures	06/21/23	1,199	USD	157,256,344	6,361,883
U.S. Treasury Note 10 Year Futures	06/21/23	50	USD	5,746,094	(4,792)

Futures Contracts—Short
Euro STOXX 50 Index Futures	06/16/23	(715)	EUR	(30,466,150)	(1,501,247)
FTSE 100 Index Futures	06/16/23	(3)	GBP	(229,170)	(1,077)
Japanese Government 10 Year Bond Futures	06/13/23	(97)	JPY	(14,367,640,000)	(1,935,179)
Nikkei 225 Index Futures	06/08/23	(119)	USD	(16,820,650)	(152,189)
Russell 2000 Index E-Mini Futures	06/16/23	(518)	USD	(46,969,650)	765,599
S&P 500 Index E-Mini Futures	06/16/23	(42)	USD	(8,689,275)	(382,229)
TOPIX Index Futures	06/08/23	(151)	JPY	(3,025,285,000)	101,455

Net Unrealized Appreciation					$6,828,700

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.155%	Annually	03/21/33	USD	52,000,000	$(188,271)	$525	$(188,796)
Pay	12M SOFR	Annually	3.213%	Annually	01/19/33	USD	115,900,000	129,020	22,667	106,353
Pay	12M SOFR	Annually	3.250%	Annually	12/05/32	USD	101,300,000	(1,784,308)	5,833	(1,790,141)
Pay	12M SOFR	Annually	3.650%	Annually	02/23/33	USD	99,000,000	3,761,535	3,451	3,758,084
Pay	12M SOFR	Annually	3.805%	Annually	11/04/32	USD	90,200,000	4,457,936	7,539	4,450,397

Totals								$6,375,912	$40,015	$6,335,897

Glossary of Abbreviations

Counterparties

(CBNA)—	Citibank N.A.
(RBC)—	Royal Bank of Canada
(SSBT)—	State Street Bank and Trust Co.

Currencies

(AUD)—	Australian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(TSFR)—	Term Secured Financing Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(ACES)—	Alternative Credit Enhancement Securities
(ADR)—	American Depositary Receipt
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

BHFTI-209

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$1,680,967	$8,125,930	$—	$9,806,897
Air Freight & Logistics	6,128,371	—	—	6,128,371
Automobile Components	—	3,007,612	—	3,007,612
Automobiles	3,692,581	5,085,039	—	8,777,620
Banks	25,777,409	22,189,455	0	47,966,864
Beverages	8,779,361	9,601,125	—	18,380,486
Biotechnology	17,054,963	372,311	—	17,427,274
Broadline Retail	19,657,625	2,316,045	—	21,973,670
Building Products	3,278,698	3,180,600	—	6,459,298
Capital Markets	15,091,135	7,645,594	—	22,736,729
Chemicals	3,027,765	11,413,576	—	14,441,341
Commercial Services & Supplies	1,026,842	—	—	1,026,842
Communications Equipment	805,393	—	—	805,393
Construction & Engineering	1,815,072	7,151,764	—	8,966,836
Construction Materials	977,059	—	—	977,059
Consumer Finance	1,860,804	—	—	1,860,804
Consumer Staples Distribution & Retail	2,375,474	2,389,774	—	4,765,248
Containers & Packaging	939,879	—	—	939,879
Diversified Telecommunication Services	808,990	5,081,567	—	5,890,557
Electric Utilities	5,810,989	2,998,223	—	8,809,212
Electrical Equipment	3,050,617	4,903,517	—	7,954,134
Electronic Equipment, Instruments & Components	1,708,434	7,244,616	—	8,953,050
Energy Equipment & Services	2,293,689	—	—	2,293,689
Entertainment	723,904	1,159,049	—	1,882,953
Financial Services	11,743,423	3,271,559	—	15,014,982
Food Products	1,203,935	7,057,071	—	8,261,006
Ground Transportation	9,768,888	—	—	9,768,888
Health Care Equipment & Supplies	7,796,937	8,407,440	—	16,204,377
Health Care Providers & Services	13,324,048	—	—	13,324,048
Health Care REITs	228,978	—	—	228,978
Hotel & Resort REITs	277,591	—	—	277,591
Hotels, Restaurants & Leisure	19,937,536	1,844,896	—	21,782,432
Household Durables	1,179,850	3,723,921	—	4,903,771
Household Products	1,056,801	141,465	—	1,198,266
Independent Power and Renewable Electricity Producers	—	6,378,014	—	6,378,014
Industrial Conglomerates	499,205	875,315	—	1,374,520
Industrial REITs	5,512,086	—	—	5,512,086
Insurance	6,504,683	20,445,663	—	26,950,346
Interactive Media & Services	12,184,297	5,076,796	—	17,261,093
IT Services	5,069,901	4,714,423	—	9,784,324
Life Sciences Tools & Services	1,295,319	2,311,199	—	3,606,518

BHFTI-210

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Machinery	$8,564,089	$13,944,375	$—	$22,508,464
Media	4,215,675	—	—	4,215,675
Metals & Mining	510,802	6,772,537	—	7,283,339
Multi-Utilities	327,613	—	—	327,613
Office REITs	173,220	—	—	173,220
Oil, Gas & Consumable Fuels	14,332,659	14,391,553	—	28,724,212
Personal Care Products	839,061	2,191,317	—	3,030,378
Pharmaceuticals	9,524,875	21,319,849	—	30,844,724
Professional Services	802,397	3,720,098	—	4,522,495
Real Estate Management & Development	542,799	—	—	542,799
Residential REITs	2,338,114	—	—	2,338,114
Retail REITs	1,534,849	—	—	1,534,849
Semiconductors & Semiconductor Equipment	35,853,104	14,399,543	—	50,252,647
Software	36,240,032	—	—	36,240,032
Specialized REITs	2,281,182	—	—	2,281,182
Specialty Retail	8,825,284	327,954	—	9,153,238
Technology Hardware, Storage & Peripherals	18,623,178	—	—	18,623,178
Textiles, Apparel & Luxury Goods	1,877,400	13,619,332	—	15,496,732
Tobacco	550,532	1,439,706	—	1,990,238
Trading Companies & Distributors	—	1,354,623	—	1,354,623
Wireless Telecommunication Services	1,550,367	—	—	1,550,367
Total Common Stocks	375,456,731	261,594,446	0	637,051,177
Total Convertible Bonds*	—	290,117,440	—	290,117,440
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage - Backed	—	79,518,920	1,886,665	81,405,585
U.S. Treasury	—	91,887,303	—	91,887,303
Total U.S. Treasury & Government Agencies	—	171,406,223	1,886,665	173,292,888
Total Corporate Bonds & Notes*	—	75,943,017	—	75,943,017
Asset-Backed Securities
Asset-Backed - Automobile	—	10,739,210	—	10,739,210
Asset-Backed - Credit Card	—	559,343	—	559,343
Asset-Backed - Other	—	23,293,855	482,421	23,776,276
Total Asset-Backed Securities	—	34,592,408	482,421	35,074,829
Total Mutual Funds*	30,259,172	—	—	30,259,172
Total Convertible Preferred Stocks*	14,546,228	—	—	14,546,228
Total Mortgage-Backed Securities*	—	8,517,517	—	8,517,517
Total Preferred Stock*	6,338,362	—	—	6,338,362
Total Municipals*	—	163,972	—	163,972
Short-Term Investments
Mutual Funds	25,758	—	—	25,758
Repurchase Agreement	—	210,456,332	—	210,456,332
U.S. Treasury	—	34,986,532	—	34,986,532
Total Short-Term Investments	25,758	245,442,864	—	245,468,622
Securities Lending Reinvestments
Certificates of Deposit	—	9,996,836	—	9,996,836
Commercial Paper	—	5,003,286	—	5,003,286
Repurchase Agreements	—	40,979,368	—	40,979,368
Time Deposits	—	10,000,000	—	10,000,000
Mutual Funds	25,000,000	—	—	25,000,000
Total Securities Lending Reinvestments	25,000,000	65,979,490	—	90,979,490
Total Investments	$451,626,251	$1,153,757,377	$2,369,086	$1,607,752,714

Collateral for Securities Loaned (Liability)	$—	$(90,979,395)	$—	$(90,979,395)

BHFTI-211

Brighthouse Funds Trust I

JPMorgan Global Active Allocation Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,129,805	$—	$1,129,805
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(101,664)	—	(101,664)
Total Forward Contracts	$—	$1,028,141	$—	$1,028,141
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$10,805,413	$—	$—	$10,805,413
Futures Contracts (Unrealized Depreciation)	(3,976,713)	—	—	(3,976,713)
Total Futures Contracts	$6,828,700	$—	$—	$6,828,700
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$8,314,834	$—	$8,314,834
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(1,978,937)	—	(1,978,937)
Total Centrally Cleared Swap Contracts	$—	$6,335,897	$—	$6,335,897

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTI-212

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—98.9% of Net Assets

Security Description	Shares	Value

Air Freight & Logistics—1.0%
Hub Group, Inc. - Class A (a)	41,137	$3,453,040
Radiant Logistics, Inc. (a)	26,202	171,885

		3,624,925

Automobile Components—0.5%
Adient plc (a)	30,939	1,267,261
American Axle & Manufacturing Holdings, Inc. (a)	12,075	94,306
Dana, Inc.	31,026	466,941

		1,828,508

Banks—15.6%
Ameris Bancorp	50,785	1,857,715
Associated Banc-Corp.	19,904	357,874
Atlantic Union Bankshares Corp.	49,572	1,737,499
Axos Financial, Inc. (a)	31,141	1,149,726
Banc of California, Inc.	27,617	346,041
Bancorp, Inc. (The) (a)	13,873	386,363
Bank of NT Butterfield & Son, Ltd. (The)	50,310	1,358,370
Banner Corp.	23,200	1,261,384
Brookline Bancorp, Inc.	68,002	714,021
Business First Bancshares, Inc.	30,159	516,624
Byline Bancorp, Inc.	55,999	1,210,698
Cadence Bank	4,091	84,929
Capital City Bank Group, Inc.	22,784	667,799
Capstar Financial Holdings, Inc.	13,491	204,389
Cathay General Bancorp	8,695	300,151
Central Pacific Financial Corp.	21,406	383,167
Civista Bancshares, Inc.	5,113	86,307
Columbia Banking System, Inc.	25,797	552,572
Community Bank System, Inc.	10,400	545,896
Community Trust Bancorp, Inc.	6,719	254,986
ConnectOne Bancorp, Inc.	74,040	1,309,027
CVB Financial Corp. (b)	79,269	1,322,207
Eastern Bankshares, Inc.	27,823	351,126
Enterprise Financial Services Corp.	37,000	1,649,830
Equity Bancshares, Inc. - Class A	9,851	240,069
FB Financial Corp.	7,020	218,182
Financial Institutions, Inc.	9,562	184,355
First Bancorp	3,495	124,142
First BanCorp/Puerto Rico	97,410	1,112,422
First Bancshares, Inc. (The)	5,922	152,965
First Citizens BancShares, Inc. - Class A	1,104	1,074,302
First Commonwealth Financial Corp.	71,173	884,680
First Financial Corp.	19,990	749,225
First Foundation, Inc.	16,948	126,263
First Internet Bancorp	3,084	51,349
First Interstate BancSystem, Inc. - Class A	23,406	698,903
First Merchants Corp.	30,332	999,439
First Western Financial, Inc. (a)	2,658	52,628
FNB Corp.	16,091	186,656
Glacier Bancorp, Inc.	10,600	445,306
Hancock Whitney Corp.	66,186	2,409,170
Heritage Commerce Corp.	54,858	456,967
Home BancShares, Inc.	38,392	833,490
HomeTrust Bancshares, Inc.	16,871	414,858
Independent Bank Corp. /MA	8,323	546,155

Banks—(Continued)
Independent Bank Corp. /MI	7,598	135,017
Kearny Financial Corp.	28,882	234,522
Mercantile Bank Corp.	2,600	79,508
Mid Penn Bancorp, Inc.	4,709	120,598
Midland States Bancorp, Inc.	13,144	281,545
MVB Financial Corp.	3,467	71,559
National Bank Holdings Corp. - Class A	17,073	571,263
Northfield Bancorp, Inc.	14,981	176,476
OceanFirst Financial Corp.	192,800	3,562,944
OFG Bancorp	113,472	2,829,992
Old National Bancorp	235,129	3,390,560
Old Second Bancorp, Inc.	92,095	1,294,856
Origin Bancorp, Inc.	2,124	68,287
Orrstown Financial Services, Inc.	5,835	115,883
Peapack Gladstone Financial Corp.	36,601	1,084,122
Peoples Bancorp, Inc.	2,427	62,495
Pinnacle Financial Partners, Inc.	7,626	420,650
Preferred Bank	1,900	104,139
Premier Financial Corp.	6,525	135,263
QCR Holdings, Inc.	20,077	881,581
Republic Bancorp, Inc. - Class A	4,044	171,587
Seacoast Banking Corp. of Florida	16,300	386,310
Sierra Bancorp	6,962	119,886
SmartFinancial, Inc.	11,180	258,705
South Plains Financial, Inc.	2,831	60,612
Southside Bancshares, Inc.	10,700	355,240
SouthState Corp.	43,784	3,120,048
Towne Bank	21,800	580,970
TriCo Bancshares	18,262	759,517
UMB Financial Corp.	7,193	415,180
United Community Banks, Inc.	15,360	431,923
Univest Financial Corp.	9,700	230,278
Veritex Holdings, Inc.	58,951	1,076,445
Washington Federal, Inc.	33,792	1,017,815
WesBanco, Inc.	7,927	243,359
Wintrust Financial Corp.	21,695	1,582,650

		57,002,012

Beverages—0.3%
Primo Water Corp.	61,589	945,391

Biotechnology—6.4%
2seventy bio, Inc. (a)	109,398	1,115,860
Agios Pharmaceuticals, Inc. (a)	28,108	645,641
Allovir, Inc. (a)	100,824	397,247
Arcellx, Inc. (a)	49,861	1,536,217
Arcus Biosciences, Inc. (a)	64,751	1,181,058
Avidity Biosciences, Inc. (a)	61,500	944,025
BioCryst Pharmaceuticals, Inc. (a)	49,485	412,705
Biohaven, Ltd. (a)	1,589	21,706
Bluebird Bio, Inc. (a)	55,436	176,286
CTI BioPharma Corp. (a)	92,864	390,029
Cytokinetics, Inc. (a)	20,308	714,639
Enanta Pharmaceuticals, Inc. (a)	3,900	157,716
EQRx, Inc. (a)	181,417	351,949
Fate Therapeutics, Inc. (a)	19,528	111,310
Iovance Biotherapeutics, Inc. (a)	26,895	164,328

BHFTI-213

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
iTeos Therapeutics, Inc. (a)	50,207	$683,317
IVERIC bio, Inc. (a)	72,567	1,765,555
Kezar Life Sciences, Inc. (a)	133,730	418,575
Kymera Therapeutics, Inc. (a)	61,127	1,811,193
Lexicon Pharmaceuticals, Inc. (a)	402,883	979,006
Lyell Immunopharma, Inc. (a) (b)	68,667	162,054
MoonLake Immunotherapeutics (a)	40,588	868,177
Nuvalent, Inc. - Class A (a)	65,565	1,710,591
Prothena Corp. plc (a)	23,341	1,131,338
REGENXBIO, Inc. (a)	44,863	848,359
Relay Therapeutics, Inc. (a)	76,467	1,259,411
SpringWorks Therapeutics, Inc. (a)	40,963	1,054,388
Travere Therapeutics, Inc. (a)	64,160	1,442,958
Twist Bioscience Corp. (a)	60,549	913,079

		23,368,717

Building Products—0.8%
Gibraltar Industries, Inc. (a)	12,855	623,468
Resideo Technologies, Inc. (a)	27,964	511,182
UFP Industries, Inc.	23,775	1,889,399

		3,024,049

Capital Markets—1.5%
AssetMark Financial Holdings, Inc. (a)	13,115	412,467
BGC Partners, Inc. - Class A	48,994	256,239
Blucora, Inc. (a)	48,387	1,273,546
Donnelley Financial Solutions, Inc. (a)	13,317	544,133
Piper Sandler Cos.	4,344	602,122
Stifel Financial Corp.	3,186	188,261
Stonex Group, Inc. (a)	10,769	1,114,914
Victory Capital Holdings, Inc. - Class A	10,746	314,535
Virtus Investment Partners, Inc.	3,173	604,107

		5,310,324

Chemicals—1.4%
AdvanSix, Inc.	15,888	608,034
Avient Corp.	15,166	624,233
Ecovyst, Inc. (a)	15,946	176,203
HB Fuller Co.	8,378	573,474
Minerals Technologies, Inc.	9,706	586,437
Sensient Technologies Corp.	17,333	1,327,014
Tronox Holding plc - Class A	72,509	1,042,679

		4,938,074

Commercial Services & Supplies—1.9%
ABM Industries, Inc.	54,425	2,445,859
ACCO Brands Corp.	124,669	663,239
Ennis, Inc.	9,677	204,088
Heritage-Crystal Clean, Inc. (a)	23,977	853,821
MillerKnoll, Inc.	110,497	2,259,664
Steelcase, Inc. - Class A	79,471	669,146

		7,095,817

Communications Equipment—0.7%
Aviat Networks, Inc. (a)	9,735	335,468

Communications Equipment—(Continued)
Comtech Telecommunications Corp.	111,999	1,397,748
NETGEAR, Inc. (a)	39,634	733,625

		2,466,841

Construction & Engineering—1.8%
Argan, Inc.	43,448	1,758,341
Comfort Systems USA, Inc.	7,569	1,104,771
MasTec, Inc. (a)	14,097	1,331,321
MYR Group, Inc. (a)	13,288	1,674,421
Primoris Services Corp.	24,064	593,418

		6,462,272

Construction Materials—0.2%
Summit Materials, Inc. - Class A (a)	25,162	716,865

Consumer Finance—2.0%
Bread Financial Holdings, Inc.	6,120	185,558
Encore Capital Group, Inc. (a)	28,657	1,445,746
Enova International, Inc. (a)	45,253	2,010,591
FirstCash Holdings, Inc.	8,311	792,620
LendingClub Corp. (a)	30,188	217,656
Nelnet, Inc. - Class A	4,543	417,456
PROG Holdings, Inc. (a)	97,410	2,317,384

		7,387,011

Consumer Staples Distribution & Retail—0.9%
Andersons, Inc. (The)	24,410	1,008,621
SpartanNash Co.	38,900	964,720
Sprouts Farmers Market, Inc. (a)	35,041	1,227,486
United Natural Foods, Inc. (a)	9,620	253,487

		3,454,314

Containers & Packaging—0.3%
Greif, Inc. - Class A	10,717	679,136
Myers Industries, Inc.	4,911	105,243
O-I Glass, Inc. (a)	20,510	465,782

		1,250,161

Diversified Consumer Services—1.0%
2U, Inc. (a)	173,444	1,188,091
Laureate Education, Inc. - Class A	142,158	1,671,778
Stride, Inc. (a)	17,246	676,906

		3,536,775

Diversified REITs—0.7%
Alexander & Baldwin, Inc. (a)	13,913	263,095
American Assets Trust, Inc.	10,544	196,013
Armada Hoffler Properties, Inc.	22,359	264,060
Broadstone Net Lease, Inc.	47,797	813,027
CTO Realty Growth, Inc.	6,642	114,641
Essential Properties Realty Trust, Inc.	33,510	832,723

		2,483,559

Diversified Telecommunication Services—0.8%
EchoStar Corp. - Class A (a)	67,511	1,234,776

BHFTI-214

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—(Continued)
Liberty Latin America, Ltd. - Class A (a)	26,490	$220,132
Liberty Latin America, Ltd. - Class C (a)	159,269	1,315,562

		2,770,470

Electric Utilities—1.3%
IDACORP, Inc.	13,288	1,439,489
MGE Energy, Inc.	9,758	757,904
Portland General Electric Co.	48,503	2,371,312

		4,568,705

Electrical Equipment—1.0%
Encore Wire Corp.	10,833	2,007,680
NEXTracker, Inc. - Class A (a)	12,565	455,607
Powell Industries, Inc.	23,862	1,016,282

		3,479,569

Electronic Equipment, Instruments & Components—2.5%
Belden, Inc.	13,404	1,163,065
Benchmark Electronics, Inc.	28,859	683,670
Knowles Corp. (a)	198,778	3,379,226
OSI Systems, Inc. (a)	24,266	2,483,868
ScanSource, Inc. (a)	45,267	1,377,927

		9,087,756

Energy Equipment & Services—1.1%
ChampionX Corp.	27,155	736,715
Helmerich & Payne, Inc.	24,091	861,253
Nabors Industries, Ltd. (a)	838	102,161
NexTier Oilfield Solutions, Inc. (a)	55,645	442,378
Noble Corp. plc (a)	8,900	351,283
Oil States International, Inc. (a)	28,420	236,739
Patterson-UTI Energy, Inc.	24,353	284,930
Select Energy Services, Inc. - Class A	105,500	734,280
Solaris Oilfield Infrastructure, Inc. - Class A	20,684	176,641

		3,926,380

Entertainment—0.1%
Lions Gate Entertainment Corp. - Class A (a)	31,488	348,572

Financial Services—3.8%
Essent Group, Ltd.	74,169	2,970,468
Jackson Financial, Inc. - Class A	33,884	1,267,600
Merchants Bancorp	52,500	1,367,100
Mr Cooper Group, Inc. (a)	32,210	1,319,644
NMI Holdings, Inc. - Class A (a)	54,049	1,206,914
PennyMac Financial Services, Inc.	9,186	547,578
Radian Group, Inc.	120,839	2,670,542
Repay Holdings Corp. (a)	111,739	734,125
StoneCo, Ltd. - Class A (a)	168,900	1,611,306
Waterstone Financial, Inc.	6,384	96,590

		13,791,867

Food Products—0.3%
Darling Ingredients, Inc. (a)	17,439	1,018,437

Food Products—(Continued)
Hostess Brands, Inc. (a)	1,826	45,431
TreeHouse Foods, Inc. (a)	2,111	106,458

		1,170,326

Gas Utilities—2.0%
Chesapeake Utilities Corp.	7,800	998,322
New Jersey Resources Corp.	56,496	3,005,587
Northwest Natural Holding Co.	22,822	1,085,414
ONE Gas, Inc.	9,706	769,007
Southwest Gas Holdings, Inc. (a)	1,358	84,807
Spire, Inc.	19,124	1,341,357

		7,284,494

Ground Transportation—0.8%
ArcBest Corp.	23,717	2,191,925
Heartland Express, Inc.	34,983	556,929
Werner Enterprises, Inc.	6,240	283,858

		3,032,712

Health Care Equipment & Supplies—1.5%
Alphatec Holdings, Inc. (a)	120,145	1,874,262
Inari Medical, Inc. (a)	14,213	877,510
Orthofix Medical, Inc. (a)	26,821	449,252
RxSight, Inc. (a)	73,800	1,230,984
Sight Sciences, Inc. (a)	71,180	622,113
Utah Medical Products, Inc.	3,062	290,186

		5,344,307

Health Care Providers & Services—1.3%
AdaptHealth Corp. (a)	84,180	1,046,357
Community Health Systems, Inc. (a)	378,000	1,852,200
Fulgent Genetics, Inc. (a)	23,024	718,809
NeoGenomics, Inc. (a)	74,040	1,289,037

		4,906,403

Health Care REITs—1.6%
CareTrust REIT, Inc.	67,948	1,330,422
Community Healthcare Trust, Inc.	11,629	425,621
Global Medical REIT, Inc.	16,755	152,638
Healthcare Realty Trust, Inc. - Class A	47,665	921,365
Physicians Realty Trust	204,894	3,059,067
Sabra Health Care REIT, Inc.	11,280	129,720

		6,018,833

Health Care Technology—1.4%
Computer Programs & Systems, Inc. (a)	37,988	1,147,238
Evolent Health, Inc. - Class A (a)	49,774	1,615,166
Health Catalyst, Inc. (a)	104,533	1,219,900
Phreesia, Inc. (a)	23,977	774,217
Veradigm, Inc. (a)	31,459	410,540

		5,167,061

Hotel & Resort REITs—1.8%
Apple Hospitality REIT, Inc.	126,283	1,959,912

BHFTI-215

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotel & Resort REITs—(Continued)
DiamondRock Hospitality Co.	111,706	$908,170
RLJ Lodging Trust	118,889	1,260,223
Ryman Hospitality Properties, Inc.	23,750	2,131,088
Xenia Hotels & Resorts, Inc.	35,157	460,205

		6,719,598

Hotels, Restaurants & Leisure—1.7%
Bloomin’ Brands, Inc.	35,041	898,802
Bluegreen Vacations Holding Corp.	36,341	995,017
Dine Brands Global, Inc.	16,842	1,139,193
Full House Resorts, Inc. (a)	72,711	525,700
Light & Wonder, Inc. (a)	7,309	438,905
Marriott Vacations Worldwide Corp.	6,066	818,061
Papa John’s International, Inc.	13,462	1,008,708
SeaWorld Entertainment, Inc. (a)	6,962	426,840

		6,251,226

Household Durables—2.6%
GoPro, Inc. - Class A (a)	241,388	1,214,182
Lifetime Brands, Inc.	11,151	65,568
Meritage Homes Corp.	19,355	2,259,890
Taylor Morrison Home Corp. (a)	99,421	3,803,847
TRI Pointe Group, Inc. (a)	81,666	2,067,783

		9,411,270

Household Products—0.7%
Central Garden and Pet Co. (Non-Voting Shares) - Class A (a)	66,211	2,586,864

Independent Power and Renewable Electricity Producers—0.6%
Clearway Energy, Inc. - Class A	35,388	1,062,702
Clearway Energy, Inc. - Class C	35,243	1,104,163

		2,166,865

Industrial REITs—1.5%
First Industrial Realty Trust, Inc.	8,233	437,996
Plymouth Industrial REIT, Inc.	8,522	179,047
STAG Industrial, Inc.	112,855	3,816,756
Terreno Realty Corp.	13,433	867,772

		5,301,571

Insurance—1.5%
American Equity Investment Life Holding Co.	27,906	1,018,290
AMERISAFE, Inc.	9,600	469,920
CNO Financial Group, Inc.	17,968	398,710
Employers Holdings, Inc.	30,811	1,284,510
James River Group Holdings, Ltd.	19,095	394,312
RLI Corp.	8,869	1,178,779
Selective Insurance Group, Inc.	5,900	562,447
Skyward Specialty Insurance Group, Inc. (a)	8,800	192,456
Stewart Information Services Corp.	2,611	105,354

		5,604,778

Interactive Media & Services—0.4%
Cars.com, Inc. (a)	17,737	342,324

Interactive Media & Services—(Continued)
QuinStreet, Inc. (a)	39,259	623,040
Yelp, Inc. (a)	13,057	400,850

		1,366,214

IT Services—0.3%
Information Services Group, Inc.	238,557	1,214,255

Leisure Products—0.4%
Topgolf Callaway Brands Corp. (a)	62,225	1,345,305

Life Sciences Tools & Services—0.2%
Pacific Biosciences of California, Inc. (a)	75,051	869,091

Machinery—1.6%
3D Systems Corp. (a) (b)	100,964	1,082,334
AGCO Corp.	13,115	1,773,148
Albany International Corp. - Class A	2,455	219,379
EnPro Industries, Inc.	3,322	345,122
Luxfer Holdings plc	7,771	131,330
Mueller Industries, Inc.	18,904	1,389,066
Terex Corp.	16,957	820,380

		5,760,759

Marine Transportation—0.4%
Matson, Inc.	19,875	1,185,941
Safe Bulkers, Inc.	56,591	208,821

		1,394,762

Media—1.0%
AMC Networks, Inc. - Class A (a)	34,261	602,309
Entravision Communications Corp. - Class A	78,720	476,256
Gray Television, Inc.	97,064	846,398
John Wiley & Sons, Inc. - Class A	17,073	661,920
Magnite, Inc. (a)	32,412	300,135
Thryv Holdings, Inc. (a)	25,133	579,567

		3,466,585

Metals & Mining—1.8%
Arconic Corp. (a)	46,047	1,207,813
ATI, Inc. (a)	8,753	345,393
Commercial Metals Co.	59,394	2,904,367
Constellium SE (a)	46,192	705,814
Olympic Steel, Inc.	3,669	191,559
Schnitzer Steel Industries, Inc. - Class A	17,304	538,154
SunCoke Energy, Inc.	34,400	308,912
Warrior Met Coal, Inc.	5,113	187,698

		6,389,710

Mortgage Real Estate Investment Trusts—1.5%
Arbor Realty Trust, Inc.	24,028	276,082
Ares Commercial Real Estate Corp.	34,991	318,068
Blackstone Mortgage Trust, Inc. - Class A (b)	65,131	1,162,588
Dynex Capital, Inc.	82,764	1,003,100
Ellington Financial, Inc.	18,690	228,205
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	11,353	324,696

BHFTI-216

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Mortgage Real Estate Investment Trusts—(Continued)
KKR Real Estate Finance Trust, Inc.	33,570	$382,362
Ladder Capital Corp.	156,700	1,480,815
Ready Capital Corp. (b)	22,648	230,330
TPG RE Finance Trust, Inc.	13,541	98,308

		5,504,554

Multi-Utilities—0.6%
Avista Corp.	13,482	572,311
Black Hills Corp.	2,464	155,478
NorthWestern Corp.	10,284	595,032
Unitil Corp.	14,891	849,383

		2,172,204

Office REITs—0.9%
Corporate Office Properties Trust	90,477	2,145,210
Equity Commonwealth	48,272	999,713
Piedmont Office Realty Trust, Inc. - Class A	40,685	297,000

		3,441,923

Oil, Gas & Consumable Fuels—3.6%
Antero Resources Corp. (a)	5,055	116,720
Arch Resources, Inc.	6,760	888,670
Berry Corp.	8,435	66,215
Chord Energy Corp.	11,270	1,516,942
CNX Resources Corp. (a)	18,719	299,878
CVR Energy, Inc.	18,402	603,218
Delek U.S. Holdings, Inc.	4,474	102,678
Dorian LPG, Ltd.	47,867	954,468
Green Plains, Inc. (a)	28,134	871,873
Murphy Oil Corp.	56,245	2,079,940
Ovintiv, Inc.	41,542	1,498,835
Par Pacific Holdings, Inc. (a)	9,389	274,159
PBF Energy, Inc. - Class A	13,200	572,352
Peabody Energy Corp. (a) (c)	37,979	972,262
Range Resources Corp.	14,155	374,683
REX American Resources Corp. (a)	5,489	156,930
SM Energy Co.	25,537	719,122
Talos Energy, Inc. (a)	12,682	188,201
W&T Offshore, Inc. (a)	9,331	47,401
World Fuel Services Corp.	29,552	755,054

		13,059,601

Paper & Forest Products—0.1%
Louisiana-Pacific Corp.	3,351	181,658

Passenger Airlines—0.4%
Hawaiian Holdings, Inc. (a)	12,566	115,104
SkyWest, Inc. (a)	59,221	1,312,930

		1,428,034

Personal Care Products—0.8%
Edgewell Personal Care Co.	29,090	1,233,998
Herbalife Nutrition, Ltd. (a)	111,508	1,795,279

		3,029,277

Pharmaceuticals—0.4%
Intra-Cellular Therapies, Inc. (a)	14,935	808,730
NGM Biopharmaceuticals, Inc. (a)	54,165	220,993
Supernus Pharmaceuticals, Inc. (a)	15,195	550,515

		1,580,238

Professional Services—2.0%
Heidrick & Struggles International, Inc.	19,066	578,844
Huron Consulting Group, Inc. (a)	17,188	1,381,399
IBEX Holdings, Ltd. (a)	8,898	217,111
Insperity, Inc.	1,500	182,325
KBR, Inc.	38,912	2,142,106
Kelly Services, Inc. - Class A	88,571	1,469,393
Korn Ferry	25,421	1,315,282
TrueBlue, Inc. (a)	6,331	112,692

		7,399,152

Real Estate Management & Development—0.4%
Anywhere Real Estate, Inc. (a)	55,494	293,008
Forestar Group, Inc. (a)	71,851	1,118,002
Kennedy-Wilson Holdings, Inc.	6,788	112,613

		1,523,623

Residential REITs—0.5%
Centerspace	3,744	204,535
Independence Realty Trust, Inc.	49,738	797,300
UMH Properties, Inc.	47,319	699,848

		1,701,683

Retail REITs—2.8%
Acadia Realty Trust	17,248	240,610
Agree Realty Corp.	74,240	5,093,606
Getty Realty Corp.	8,214	295,950
Kite Realty Group Trust	89,401	1,870,269
Macerich Co. (The)	35,638	377,763
NETSTREIT Corp.	30,332	554,469
Phillips Edison & Co., Inc.	15,224	496,607
Retail Opportunity Investments Corp.	13,866	193,569
SITE Centers Corp.	88,802	1,090,489
Urstadt Biddle Properties, Inc. - Class A	8,349	146,692

		10,360,024

Semiconductors & Semiconductor Equipment—1.2%
ACM Research, Inc. - Class A (a)	103,448	1,210,342
Cohu, Inc. (a)	49,832	1,913,050
Veeco Instruments, Inc. (a)	59,076	1,248,276

		4,371,668

Software—1.5%
eGain Corp. (a)	106,867	811,121
LiveRamp Holdings, Inc. (a)	100,790	2,210,325
Marathon Digital Holdings, Inc. (a) (b)	23,606	205,844
ON24, Inc. (a)	93,500	819,060
Riot Blockchain, Inc. (a) (b)	96,775	966,782
SecureWorks Corp. - Class A (a)	11,547	98,958

BHFTI-217

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Software—(Continued)
SolarWinds Corp. (a)	6,269	$53,913
Upland Software, Inc. (a)	67,193	288,930

		5,454,933

Specialized REITs—0.5%
PotlatchDeltic Corp.	40,068	1,983,366

Specialty Retail—3.4%
1-800-Flowers.com, Inc. - Class A (a)	88,600	1,018,900
Abercrombie & Fitch Co. - Class A (a)	7,453	206,821
Academy Sports & Outdoors, Inc.	67,049	4,374,947
Conn’s, Inc. (a)	48,676	294,977
Genesco, Inc. (a)	6,066	223,714
MarineMax, Inc. (a)	43,014	1,236,652
ODP Corp. (The) (a)	28,541	1,283,774
Sally Beauty Holdings, Inc. (a)	64,362	1,002,760
Signet Jewelers, Ltd.	30,679	2,386,213
Sleep Number Corp. (a)	6,789	206,453
Zumiez, Inc. (a)	18,893	348,387

		12,583,598

Technology Hardware, Storage & Peripherals—0.4%
Avid Technology, Inc. (a)	32,239	1,031,003
Xerox Holdings Corp.	36,457	561,438

		1,592,441

Textiles, Apparel & Luxury Goods—0.3%
G-III Apparel Group, Ltd. (a)	46,365	720,976
Wolverine World Wide, Inc.	23,428	399,447

		1,120,423

Trading Companies & Distributors—4.1%
Beacon Roofing Supply, Inc. (a)	52,143	3,068,616
BlueLinx Holdings, Inc. (a)	12,601	856,364
Boise Cascade Co.	16,037	1,014,340
GATX Corp.	3,553	390,901
GMS, Inc. (a)	28,946	1,675,684
MRC Global, Inc. (a)	105,486	1,025,324
NOW, Inc. (a)	187,570	2,091,405
Rush Enterprises, Inc. - Class A	31,777	1,735,024
Titan Machinery, Inc. (a)	14,588	444,205
Veritiv Corp.	2,484	335,688
WESCO International, Inc.	14,588	2,254,429

		14,891,980

Water Utilities—0.3%
American States Water Co.	12,191	1,083,658

Wireless Telecommunication Services—0.2%
Gogo, Inc. (a)	57,545	834,403

Total Common Stocks (Cost $369,968,250)		360,940,364

Short-Term Investment—1.2%
Security Description	Shares/ Principal Amount*	Value

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $4,292,831; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $4,377,990.	4,292,080	4,292,080

Total Short-Term Investments (Cost $4,292,080)		4,292,080

Securities Lending Reinvestments (d)—0.7%

Repurchase Agreements—0.2%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $257,944; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $262,998.	257,842	257,842
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $200,161; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $204,896.	200,000	200,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $304,132; collateralized by various Common Stock with an aggregate market value of $337,831.	303,923	303,923
Societe Generale Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $100,137; collateralized by various Common Stock with an aggregate market value of $111,359.	100,000	100,000

		861,765

Mutual Funds—0.5%
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (e)	550,000	550,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (e)	200,000	200,000
RBC U.S. Government Money Market Fund, Institutional Share 4.750% (e)	550,000	550,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 4.700% (e)	550,000	550,000

		1,850,000

Total Securities Lending Reinvestments (Cost $2,711,765)		2,711,765

Total Investments—100.8% (Cost $376,972,095)		367,944,209
Other assets and liabilities (net)—(0.8)%		(2,785,956)

Net Assets—100.0%		$365,158,253

BHFTI-218

Brighthouse Funds Trust I

JPMorgan Small Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $2,772,683 and the collateral received consisted of cash in the amount of $2,711,765 and non-cash collateral with a value of $4,159. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 0.3% of net assets.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Russell 2000 Index E-Mini Futures	06/16/23	34	USD	3,082,950	$17,593

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$360,940,364	$—	$—	$360,940,364
Total Short-Term Investment*	—	4,292,080	—	4,292,080
Securities Lending Reinvestments
Repurchase Agreements	—	861,765	—	861,765
Mutual Funds	1,850,000	—	—	1,850,000
Total Securities Lending Reinvestments	1,850,000	861,765	—	2,711,765
Total Investments	$362,790,364	$5,153,845	$—	$367,944,209

Collateral for Securities Loaned (Liability)	$—	$(2,711,765)	$—	$(2,711,765)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$17,593	$—	$—	$17,593

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-219

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—68.5% of Net Assets

Security Description	Shares	Value

Banks—2.2%
JPMorgan Chase & Co.	44,802	$5,838,149
Zions Bancorp N.A.	80,178	2,399,727

		8,237,876

Broadline Retail—3.1%
Amazon.com, Inc. (a)	112,043	11,572,921

Capital Markets—5.8%
BlackRock, Inc.	8,051	5,387,085
Goldman Sachs Group, Inc. (The)	16,965	5,549,421
S&P Global, Inc.	30,526	10,524,449

		21,460,955

Chemicals—3.0%
Linde plc	31,381	11,154,063

Construction & Engineering—1.7%
Vinci S.A.	53,567	6,146,788

Consumer Staples Distribution & Retail—2.0%
Costco Wholesale Corp.	14,626	7,267,221

Electrical Equipment—0.5%
Schneider Electric SE	12,120	2,026,088

Electronic Equipment, Instruments & Components—0.8%
Halma plc	104,863	2,894,918

Financial Services—2.8%
MasterCard, Inc. - Class A	28,166	10,235,806

Health Care Providers & Services—2.2%
UnitedHealth Group, Inc.	17,026	8,046,317

Hotels, Restaurants & Leisure—2.8%
Airbnb, Inc. - Class A (a)	83,057	10,332,291

Interactive Media & Services—2.9%
Alphabet, Inc. - Class A (a)	103,816	10,768,834

IT Services—4.3%
Accenture plc - Class A	34,065	9,736,118
Nomura Research Institute, Ltd.	262,300	6,099,577

		15,835,695

Life Sciences Tools & Services—6.3%
Danaher Corp.	35,066	8,838,035
IQVIA Holdings, Inc. (a)	37,971	7,552,052
Mettler-Toledo International, Inc. (a)	4,605	7,046,617

		23,436,704

Machinery—4.8%
Atlas Copco AB - A Shares	701,019	8,887,876

Machinery—(Continued)
Cummins, Inc.	38,125	9,107,300

		17,995,176

Oil, Gas & Consumable Fuels—0.8%
Diamondback Energy, Inc.	22,095	2,986,581

Personal Care Products—1.4%
Estee Lauder Cos., Inc. (The) - Class A	21,613	5,326,740

Semiconductors & Semiconductor Equipment—8.2%
ASML Holding NV	17,610	12,032,823
NVIDIA Corp.	25,233	7,008,971
Taiwan Semiconductor Manufacturing Co., Ltd.	386,000	6,838,326
Texas Instruments, Inc.	25,138	4,675,919

		30,556,039

Software—6.4%
Adobe, Inc. (a)	11,212	4,320,768
Dassault Systemes SE	48,449	2,000,941
Roper Technologies, Inc.	16,427	7,239,215
Salesforce, Inc. (a)	51,278	10,244,319

		23,805,243

Specialty Retail—2.4%
Home Depot, Inc. (The)	30,323	8,948,924

Textiles, Apparel & Luxury Goods—4.1%
LVMH Moet Hennessy Louis Vuitton SE	11,760	10,777,543
NIKE, Inc. - Class B	36,549	4,482,369

		15,259,912

Total Common Stocks (Cost $209,138,141)		254,295,092

Corporate Bonds & Notes—17.5%

Aerospace/Defense—0.1%
Boeing Co. (The) 5.150%, 05/01/30	5,000	5,031
Embraer Netherlands Finance B.V. 5.050%, 06/15/25	370,000	357,744
TransDigm, Inc. 6.250%, 03/15/26 (144A)	55,000	55,050
6.750%, 08/15/28 (144A)	30,000	30,300

		448,125

Airlines—0.2%
Air Canada Pass-Through Trust 3.300%, 01/15/30 (144A)	177,008	155,878
4.125%, 12/15/27 (144A)	120,148	104,273
American Airlines Pass-Through Trust
3.700%, 10/15/25	65,403	61,018
3.750%, 10/15/25	139,521	130,156

BHFTI-220

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Airlines—(Continued)
American Airlines Pass-Through Trust
4.950%, 02/15/25	79,943	$76,986
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets, Ltd. 6.500%, 06/20/27 (144A)	118,999	118,616
United Airlines Pass-Through Trust 3.650%, 10/07/25	57,176	53,071
5.875%, 10/15/27	196,179	195,586

		895,584

Auto Manufacturers—0.5%
Allison Transmission, Inc. 4.750%, 10/01/27 (144A)	105,000	99,191
General Motors Co. 5.200%, 04/01/45	245,000	206,372
6.250%, 10/02/43	55,000	52,865
General Motors Financial Co., Inc. 3.100%, 01/12/32	70,000	57,036
6.400%, 01/09/33	155,000	159,802
General Motors Financial of Canada, Ltd. 3.250%, 11/07/23 (CAD)	110,000	80,339
Hyundai Capital America 0.875%, 06/14/24 (144A)	350,000	331,330
2.650%, 02/10/25 (144A) (b)	110,000	104,880
2.750%, 09/27/26 (144A)	500,000	459,096
6.375%, 04/08/30 (144A)	175,000	182,600
Kia Corp. 1.750%, 10/16/26 (144A)	200,000	177,708

		1,911,219

Auto Parts & Equipment—0.1%
Aptiv plc 1.600%, 09/15/28 (EUR)	100,000	94,762
Goodyear Tire & Rubber Co. (The) 7.000%, 03/15/28	105,000	104,177

		198,939

Banks—2.8%
ANZ New Zealand International, Ltd. 1.250%, 06/22/26 (144A)	375,000	334,360
Banco de Chile 2.990%, 12/09/31 (144A)	200,000	164,021
Banco Santander Chile 3.177%, 10/26/31 (144A)	250,000	209,234
Banco Santander S.A. 1.722%, 1Y H15 + 0.900%, 09/14/27 (c)	200,000	174,560
Bank of America Corp. 2.482%, 5Y H15 + 1.200%, 09/21/36 (c)	102,000	77,462
Bank of Montreal 0.949%, SOFR + 0.603%, 01/22/27 (c)	500,000	446,728
Barclays plc 3.650%, 03/16/25	225,000	215,051
BNP Paribas S.A. 4.625%, 03/13/27 (144A)	355,000	338,812

Banks—(Continued)
CaixaBank S.A. 6.250%, 5Y EUR Swap + 3.550%, 02/23/33 (EUR) (c)	100,000	110,273
Cooperative Rabobank UA 4.375%, 08/04/25	350,000	338,517
Credit Agricole S.A. 4.375%, 03/17/25 (144A)	200,000	192,151
Credit Suisse Group AG
2.193%, SOFR + 2.044%, 06/05/26 (144A) (c)	250,000	222,551
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	260,000	209,032
9.016%, SOFR + 5.020%, 11/15/33 (144A) (c)	250,000	296,225
Deutsche Bank AG 2.552%, SOFR + 1.318%, 01/07/28 (c)	170,000	144,266
3.729%, SOFR + 2.757%, 01/14/32 (c)	404,000	301,299
DNB Bank ASA 1.535%, 1Y H15 + 0.720%, 05/25/27 (144A) (c)	410,000	364,284
ING Groep NV 1.400%, 1Y H15 + 1.100%, 07/01/26 (144A) (c)	205,000	186,915
Kookmin Bank 1.375%, 05/06/26 (144A)	315,000	283,121
Kreditanstalt fuer Wiederaufbau 1.250%, 08/28/23 (NOK)	4,220,000	399,054
Lloyds Banking Group plc 3.870%, 1Y H15 + 3.500%, 07/09/25 (c)	200,000	194,397
Macquarie Group, Ltd. 1.629%, SOFR + 0.910%, 09/23/27 (144A) (c)	425,000	373,468
2.871%, SOFR + 1.532%, 01/14/33 (144A) (c)	505,000	409,019
Mitsubishi UFJ Financial Group, Inc. 1.640%, 1Y H15 + 0.670%, 10/13/27 (c)	300,000	263,600
2.341%, 1Y H15 + 0.830%, 01/19/28 (c)	245,000	220,001
Mizuho Financial Group, Inc. 2.564%, 09/13/31	205,000	161,414
NatWest Markets plc 0.800%, 08/12/24 (144A)	200,000	187,137
Nordea Bank Abp 0.750%, 08/28/25 (144A)	410,000	367,831
3.600%, 06/06/25 (144A)	205,000	197,798
Santander Holdings U.S.A., Inc. 3.450%, 06/02/25	100,000	93,613
Societe Generale S.A. 4.750%, 11/24/25 (144A)	260,000	243,188
Standard Chartered plc 3.125%, 11/19/24 (EUR)	250,000	266,543
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (c)	200,000	192,404
Sumitomo Mitsui Financial Group, Inc. 1.402%, 09/17/26	310,000	271,573
5.766%, 01/13/33 (b)	200,000	208,873
TC Ziraat Bankasi 5.375%, 03/02/26 (144A)	250,000	226,027
Toronto-Dominion Bank (The) 1.950%, 01/12/27	730,000	653,487
UniCredit S.p.A. 7.296%, 5Y USD ICE Swap + 4.914%, 04/02/34 (144A) (c)	325,000	299,845
Westpac Banking Corp. 1.953%, 11/20/28	400,000	348,148

		10,186,282

BHFTI-221

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Beverages—0.1%
Anheuser-Busch InBev S.A. 2.000%, 01/23/35 (EUR)	345,000	$309,918
Diageo Capital plc 2.125%, 04/29/32	200,000	165,952

		475,870

Building Materials—0.1%
Cemex S.A.B. de C.V. 3.875%, 07/11/31 (144A)	400,000	333,246
JELD-WEN, Inc. 4.875%, 12/15/27 (144A)	75,000	63,793
Masco Corp. 6.500%, 08/15/32	8,000	8,496
7.750%, 08/01/29	94,000	105,208

		510,743

Chemicals—0.3%
Albemarle Corp. 5.050%, 06/01/32	200,000	195,351
Ashland LLC 3.375%, 09/01/31 (144A)	95,000	77,656
Braskem Netherlands Finance B.V. 4.500%, 01/10/28	200,000	182,560
4.500%, 01/31/30	200,000	169,858
Celanese U.S. Holdings LLC 6.330%, 07/15/29	40,000	40,440
6.379%, 07/15/32	30,000	30,411
Orbia Advance Corp. S.A.B. de C.V. 1.875%, 05/11/26 (144A)	210,000	187,037
4.000%, 10/04/27	200,000	186,500

		1,069,813

Commercial Services—0.1%
Adani Ports & Special Economic Zone, Ltd. 4.200%, 08/04/27	280,000	221,900
Block, Inc. 3.500%, 06/01/31	55,000	45,169
Gartner, Inc. 3.625%, 06/15/29 (144A)	10,000	8,923
TriNet Group, Inc. 3.500%, 03/01/29 (144A)	85,000	72,676

		348,668

Computers—0.0%
Seagate HDD Cayman 4.091%, 06/01/29	10,000	8,835
9.625%, 12/01/32 (144A)	7,650	8,573
Western Digital Corp. 2.850%, 02/01/29	10,000	8,124
3.100%, 02/01/32	10,000	7,537

		33,069

Cosmetics/Personal Care—0.0%
Avon Products, Inc. 8.450%, 03/15/43	40,000	40,032

Diversified Financial Services—1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.000%, 10/29/28	160,000	139,684
3.300%, 01/30/32	260,000	215,391
Aircastle, Ltd. 5.250%, 5Y H15 + 4.410%, 06/15/26 (144A) (c)	35,000	25,536
Ally Financial, Inc. 4.700%, 5Y H15 + 3.868%, 05/15/26 (c)	125,000	89,688
4.700%, 7Y H15 + 3.481%, 05/15/28 (c)	105,000	70,035
Antares Holdings L.P. 6.000%, 08/15/23 (144A)	255,000	253,829
Brookfield Finance I U.K. plc / Brookfield Finance, Inc. 2.340%, 01/30/32	175,000	139,159
Brookfield Finance, Inc. 3.900%, 01/25/28	185,000	171,982
Nationstar Mortgage Holdings, Inc. 5.125%, 12/15/30 (144A)	20,000	15,369
5.500%, 08/15/28 (144A)	110,000	94,325
Nomura Holdings, Inc. 2.710%, 01/22/29	245,000	207,945
OneMain Finance Corp. 3.500%, 01/15/27	295,000	247,582
4.000%, 09/15/30	40,000	30,000
8.250%, 10/01/23	65,000	65,202
Power Finance Corp., Ltd. 3.950%, 04/23/30 (144A)	200,000	175,544
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. 2.875%, 10/15/26 (144A)	1,270,000	1,136,650
3.625%, 03/01/29 (144A)	15,000	12,878
3.625%, 03/01/29	720,000	618,156
3.875%, 03/01/31 (144A)	1,330,000	1,102,756
4.000%, 10/15/33 (144A)	370,000	293,724
Shriram Finance, Ltd. 4.400%, 03/13/24	245,000	236,731
Unifin Financiera S.A.B. de C.V. 7.250%, 09/27/23 (d)	245,000	6,738
9.875%, 01/28/29 (d)	250,000	6,250

		5,355,154

Electric—0.6%
AES Corp. (The) 3.950%, 07/15/30 (144A)	20,000	17,906
CEZ A/S 0.875%, 12/02/26 (EUR)	175,000	168,297
3.000%, 06/05/28 (EUR)	125,000	125,856
Colbun S.A. 3.150%, 03/06/30	295,000	250,693
EDP Finance B.V. 1.710%, 01/24/28 (144A)	205,000	174,463
Electricite de France S.A. 4.875%, 09/21/38 (144A)	200,000	178,457
Empresas Publicas de Medellin E.S.P. 4.250%, 07/18/29 (144A)	200,000	153,118
Enel Chile S.A. 4.875%, 06/12/28	110,000	107,255

BHFTI-222

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Engie Energia Chile S.A. 3.400%, 01/28/30	305,000	$248,968
Engie S.A. 1.250%, 10/24/41 (EUR)	200,000	135,058
Korea East-West Power Co., Ltd. 1.750%, 05/06/25 (144A)	200,000	187,618
Naturgy Finance B.V. 1.500%, 01/29/28 (EUR)	200,000	196,925
Orsted AS 2.125%, 05/17/27 (GBP)	215,000	239,686
Pacific Gas and Electric Co. 5.450%, 06/15/27	35,000	34,632

		2,218,932

Energy-Alternate Sources—0.1%
Aydem Yenilenebilir Enerji AS 7.750%, 02/02/27 (144A)	210,000	177,156

Engineering & Construction—0.2%
Cellnex Telecom S.A. 1.750%, 10/23/30 (EUR)	400,000	345,977
Fraport AG Frankfurt Airport Services Worldwide 1.875%, 03/31/28 (EUR)	355,000	340,607
Sydney Airport Finance Co. Pty, Ltd. 3.375%, 04/30/25 (144A)	40,000	38,626
TopBuild Corp. 4.125%, 02/15/32 (144A)	40,000	33,426

		758,636

Entertainment—0.1%
Everi Holdings, Inc. 5.000%, 07/15/29 (144A)	10,000	8,901
Scientific Games International, Inc. 7.000%, 05/15/28 (144A)	110,000	108,900
7.250%, 11/15/29 (144A)	60,000	60,116
Warnermedia Holdings, Inc. 4.279%, 03/15/32 (144A)	155,000	138,383

		316,300

Environmental Control—0.1%
Covanta Holding Corp. 4.875%, 12/01/29 (144A)	230,000	204,640

Food—0.2%
Fonterra Co-operative Group, Ltd. 5.500%, 02/26/24 (AUD)	500,000	338,222
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.750%, 12/01/31 (144A)	85,000	70,194
Pilgrim’s Pride Corp. 3.500%, 03/01/32	125,000	101,725
4.250%, 04/15/31	40,000	35,281
Post Holdings, Inc. 4.500%, 09/15/31 (144A)	105,000	92,411

Food—(Continued)
Sigma Alimentos S.A. de C.V. 4.125%, 05/02/26	200,000	190,388

		828,221

Forest Products & Paper—0.3%
Celulosa Arauco y Constitucion S.A. 4.500%, 08/01/24	200,000	195,919
Inversiones CMPC S.A. 4.375%, 05/15/23 (144A)	400,000	398,880
Suzano Austria GmbH 2.500%, 09/15/28	255,000	217,069
3.125%, 01/15/32	125,000	102,283
3.750%, 01/15/31	60,000	52,216

		966,367

Healthcare-Products—0.0%
DH Europe Finance II S.a.r.l. 0.750%, 09/18/31 (EUR)	140,000	120,852

Healthcare-Services—0.1%
Centene Corp. 2.500%, 03/01/31	275,000	222,695
2.625%, 08/01/31	5,000	4,052
3.000%, 10/15/30	115,000	96,839
Charles River Laboratories International, Inc. 3.750%, 03/15/29 (144A)	20,000	17,755
4.000%, 03/15/31 (144A)	20,000	17,500
Molina Healthcare, Inc. 3.875%, 05/15/32 (144A)	55,000	46,222

		405,063

Holding Companies-Diversified—0.1%
CK Hutchison International 19, Ltd. 3.625%, 04/11/29 (144A) (b)	225,000	213,680

Home Builders—0.0%
Beazer Homes USA, Inc. 7.250%, 10/15/29	120,000	111,600

Household Products/Wares—0.1%
Kimberly-Clark de Mexico S.A.B. de C.V. 2.431%, 07/01/31	200,000	166,263

Insurance—0.3%
AIA Group, Ltd. 3.200%, 03/11/25 (144A)	200,000	193,850
3.600%, 04/09/29	200,000	188,098
3.900%, 04/06/28 (144A)	260,000	251,441
Athene Global Funding 1.608%, 06/29/26 (144A)	100,000	86,365
1.716%, 01/07/25 (144A)	230,000	213,746

		933,500

BHFTI-223

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—1.1%
Alibaba Group Holding, Ltd. 3.400%, 12/06/27	240,000	$226,334
Baidu, Inc. 3.875%, 09/29/23	200,000	198,654
Expedia Group, Inc. 2.950%, 03/15/31 (b)	400,000	333,777
Netflix, Inc. 4.875%, 06/15/30 (144A) (b)	265,000	263,819
5.375%, 11/15/29 (144A)	30,000	30,478
Tencent Holdings, Ltd. 3.280%, 04/11/24 (144A)	200,000	196,472
Uber Technologies, Inc. 4.500%, 08/15/29 (144A)	1,285,000	1,170,956
6.250%, 01/15/28 (144A) (b)	780,000	778,050
7.500%, 09/15/27 (144A)	730,000	752,710
8.000%, 11/01/26 (144A)	15,000	15,379
Weibo Corp. 3.500%, 07/05/24	200,000	194,621

		4,161,250

Investment Companies—0.6%
Ares Capital Corp. 3.200%, 11/15/31	235,000	179,183
Barings BDC, Inc. 3.300%, 11/23/26	60,000	53,102
Icahn Enterprises L.P. / Icahn Enterprises Finance Corp. 4.375%, 02/01/29	1,185,000	1,019,100
5.250%, 05/15/27	180,000	168,896
Owl Rock Capital Corp. 2.875%, 06/11/28	225,000	182,438
4.250%, 01/15/26	480,000	440,898
Owl Rock Technology Finance Corp. 2.500%, 01/15/27	160,000	132,637
4.750%, 12/15/25 (144A)	230,000	206,650

		2,382,904

Iron/Steel—0.0%
ArcelorMittal 6.750%, 03/01/41	95,000	96,293

Leisure Time—0.4%
Carnival Corp. 5.750%, 03/01/27 (144A)	55,000	45,118
NCL Corp., Ltd. 5.875%, 03/15/26 (144A)	425,000	361,709
5.875%, 02/15/27 (144A)	220,000	205,150
NCL Finance, Ltd. 6.125%, 03/15/28 (144A)	85,000	68,871
Royal Caribbean Cruises, Ltd. 4.250%, 07/01/26 (144A)	260,000	233,350
5.500%, 04/01/28 (144A)	450,000	397,298

		1,311,496

Lodging—0.4%
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower ESC 4.875%, 07/01/31 (144A)	70,000	59,781
5.000%, 06/01/29 (144A)	50,000	44,409
Marriott Ownership Resorts, Inc. 4.500%, 06/15/29 (144A)	95,000	80,869
Travel + Leisure Co. 4.500%, 12/01/29 (144A)	1,195,000	1,036,297
4.625%, 03/01/30 (144A)	65,000	55,627

		1,276,983

Machinery-Diversified—0.0%
John Deere Capital Corp. 0.450%, 06/07/24	125,000	119,025

Media—1.7%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.250%, 02/01/31 (144A)	1,325,000	1,083,399
4.250%, 01/15/34 (144A)	225,000	175,977
4.500%, 08/15/30 (144A)	275,000	232,375
4.750%, 02/01/32 (144A)	135,000	113,380
5.125%, 05/01/27 (144A)	60,000	56,700
5.500%, 05/01/26 (144A)	25,000	24,313
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 2.300%, 02/01/32 (b)	15,000	11,429
2.800%, 04/01/31	30,000	24,149
3.950%, 06/30/62	115,000	72,868
4.400%, 04/01/33	20,000	17,748
4.400%, 12/01/61	635,000	433,881
CSC Holdings LLC 3.375%, 02/15/31 (144A)	1,200,000	829,980
4.125%, 12/01/30 (144A)	200,000	143,638
4.500%, 11/15/31 (144A)	200,000	144,202
4.625%, 12/01/30 (144A)	2,495,000	1,230,284
5.375%, 02/01/28 (144A)	200,000	163,852
6.500%, 02/01/29 (144A)	200,000	166,103
Directv Financing LLC / Directv Financing Co-Obligor, Inc. 5.875%, 08/15/27 (144A)	40,000	36,228
DISH DBS Corp. 5.125%, 06/01/29	395,000	210,338
5.250%, 12/01/26 (144A)	560,000	446,821
5.750%, 12/01/28 (144A)	50,000	37,313
Grupo Televisa S.A.B. 7.250%, 05/14/43 (MXN)	6,000,000	212,064
iHeartCommunications, Inc. 4.750%, 01/15/28 (144A)	135,000	106,650
5.250%, 08/15/27 (144A)	75,000	61,313
8.375%, 05/01/27 (b)	200,000	145,500
Time Warner Cable LLC 4.500%, 09/15/42	45,000	34,558
5.500%, 09/01/41	30,000	25,921
Videotron, Ltd. 5.125%, 04/15/27 (144A)	230,000	222,001

		6,462,985

BHFTI-224

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Mining—0.6%
Anglo American Capital plc 2.625%, 09/10/30 (144A)	200,000	$166,406
5.625%, 04/01/30 (144A)	200,000	201,213
AngloGold Ashanti Holdings plc 3.375%, 11/01/28	300,000	266,735
Antofagasta plc 5.625%, 05/13/32	200,000	198,880
Corp. Nacional del Cobre de Chile 3.000%, 09/30/29 (144A)	285,000	254,714
Freeport-McMoRan, Inc. 4.375%, 08/01/28	325,000	304,671
5.400%, 11/14/34	540,000	529,184
Glencore Funding LLC 1.625%, 09/01/25 (144A)	410,000	378,706
Novelis Corp. 4.750%, 01/30/30 (144A)	50,000	45,940

		2,346,449

Multi-National—0.4%
International Bank for Reconstruction & Development 1.200%, 07/22/26 (CAD)	1,315,000	900,943
Nordic Investment Bank 1.500%, 03/13/25 (NOK)	4,930,000	453,300

		1,354,243

Oil & Gas—0.9%
Continental Resources, Inc. 2.875%, 04/01/32 (144A)	418,000	324,575
5.750%, 01/15/31 (144A)	497,000	477,609
Ecopetrol S.A. 5.875%, 05/28/45	325,000	225,631
Empresa Nacional del Petroleo 3.450%, 09/16/31 (144A)	205,000	169,238
EQT Corp. 3.625%, 05/15/31 (144A)	155,000	134,356
5.000%, 01/15/29	35,000	33,186
5.700%, 04/01/28	20,000	19,978
Equinor ASA 3.625%, 04/06/40	355,000	305,137
Occidental Petroleum Corp. 6.625%, 09/01/30	285,000	300,154
7.500%, 05/01/31	5,000	5,515
7.875%, 09/15/31	40,000	44,928
8.875%, 07/15/30	235,000	273,338
Ovintiv, Inc. 6.500%, 08/15/34	105,000	106,150
6.500%, 02/01/38	5,000	4,987
6.625%, 08/15/37	25,000	25,217
7.200%, 11/01/31	5,000	5,319
7.375%, 11/01/31	10,000	10,773
8.125%, 09/15/30	10,000	11,100
Petroleos Mexicanos 5.950%, 01/28/31	450,000	344,386
QatarEnergy Trading LLC 2.250%, 07/12/31 (144A)	305,000	258,869

Oil & Gas—(Continued)
Raizen Fuels Finance S.A. 5.300%, 01/20/27 (144A)	200,000	193,372
Southwestern Energy Co. 4.750%, 02/01/32	30,000	26,490

		3,300,308

Packaging & Containers—0.0%
Silgan Holdings, Inc. 3.250%, 03/15/25 (EUR)	100,000	105,516

Pharmaceuticals—1.2%
Bausch Health Cos., Inc. 4.875%, 06/01/28 (144A)	805,000	474,950
5.000%, 01/30/28 (144A)	340,000	129,200
7.000%, 01/15/28 (144A)	275,000	109,235
Teva Pharmaceutical Finance Co. LLC 6.150%, 02/01/36	250,000	227,008
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/01/26	495,000	447,975
4.100%, 10/01/46	2,080,000	1,385,894
4.750%, 05/09/27	750,000	700,071
7.875%, 09/15/29 (b)	605,000	632,981
8.125%, 09/15/31	430,000	451,371

		4,558,685

Pipelines—0.2%
Abu Dhabi Crude Oil Pipeline LLC 3.650%, 11/02/29	385,000	360,371
EnLink Midstream LLC 6.500%, 09/01/30 (144A)	10,000	10,112
EnLink Midstream Partners L.P. 5.450%, 06/01/47	60,000	47,819
Hess Midstream Operations L.P. 4.250%, 02/15/30 (144A)	65,000	58,051
5.625%, 02/15/26 (144A)	40,000	39,596
Targa Resources Corp. 6.125%, 03/15/33 (b)	70,000	72,486
Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 4.875%, 02/01/31	15,000	14,035
5.500%, 03/01/30	20,000	19,545
Western Midstream Operating L.P. 4.300%, 02/01/30	60,000	54,618
5.300%, 03/01/48	80,000	67,785
5.450%, 04/01/44	15,000	13,080
5.500%, 08/15/48 (b)	10,000	8,612
5.500%, 02/01/50	50,000	42,425

		808,535

Real Estate—0.2%
Blackstone Property Partners Europe Holdings Sarl 1.625%, 04/20/30 (EUR)	215,000	161,527
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. 3.400%, 09/30/26 (144A)	215,000	201,115

BHFTI-225

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate—(Continued)
Heimstaden Bostad Treasury B.V. 1.375%, 07/24/28 (EUR)	210,000	$167,361
Logicor Financing Sarl 1.625%, 01/17/30 (EUR)	215,000	162,286
Vonovia SE 0.750%, 09/01/32 (EUR)	200,000	138,929

		831,218

Real Estate Investment Trusts—0.3%
EPR Properties 3.600%, 11/15/31	30,000	22,444
GLP Capital L.P. / GLP Financing II, Inc. 3.250%, 01/15/32	45,000	36,511
Iron Mountain, Inc. 4.875%, 09/15/29 (144A)	125,000	112,339
Prologis Euro Finance LLC 0.250%, 09/10/27 (EUR)	320,000	292,324
0.375%, 02/06/28 (EUR)	110,000	99,780
Prologis L.P. 2.250%, 06/30/29 (GBP)	135,000	141,466
Realty Income Corp. 1.625%, 12/15/30 (GBP)	125,000	118,405
SBA Communications Corp. 3.125%, 02/01/29	175,000	152,240
VICI Properties L.P. / VICI Note Co., Inc. 4.250%, 12/01/26 (144A)	90,000	83,971
4.500%, 09/01/26 (144A)	75,000	70,549
4.625%, 06/15/25 (144A)	60,000	58,009

		1,188,038

Retail—0.1%
1011778 BC ULC / New Red Finance, Inc. 4.000%, 10/15/30 (144A)	80,000	68,600
Lithia Motors, Inc. 3.875%, 06/01/29 (144A)	55,000	47,575
Yum! Brands, Inc. 4.625%, 01/31/32	175,000	162,750

		278,925

Semiconductors—0.3%
Broadcom, Inc. 3.187%, 11/15/36 (144A)	85,000	64,414
Micron Technology, Inc. 5.875%, 02/09/33	440,000	444,863
SK Hynix, Inc. 2.375%, 01/19/31 (144A)	300,000	224,642
TSMC Arizona Corp. 2.500%, 10/25/31	200,000	171,471
4.125%, 04/22/29	330,000	324,716

		1,230,106

Software—0.0%
MSCI, Inc. 3.250%, 08/15/33 (144A)	50,000	40,947

Software—(Continued)
Open Text Corp. 6.900%, 12/01/27 (144A)	85,000	87,686

		128,633

Telecommunications—1.1%
America Movil S.A.B. de C.V. 2.125%, 03/10/28 (EUR)	235,000	234,818
2.875%, 05/07/30	200,000	176,467
Bharti Airtel, Ltd. 3.250%, 06/03/31	305,000	263,434
CommScope Technologies LLC 5.000%, 03/15/27 (144A)	580,000	424,079
CommScope, Inc. 4.750%, 09/01/29 (144A) (b)	900,000	750,168
7.125%, 07/01/28 (144A) (b)	65,000	47,940
KT Corp. 2.500%, 07/18/26 (144A)	210,000	193,761
Millicom International Cellular S.A. 6.625%, 10/15/26	180,000	171,848
MTN Mauritius Investments, Ltd. 4.755%, 11/11/24	200,000	195,300
4.755%, 11/11/24 (144A)	400,000	390,600
Ooredoo International Finance, Ltd. 2.625%, 04/08/31 (144A) (b)	250,000	216,515
T-Mobile USA, Inc. 3.875%, 04/15/30	355,000	333,101
Turk Telekomunikasyon AS 6.875%, 02/28/25	360,000	344,602
Turkcell Iletisim Hizmetleri AS 5.800%, 04/11/28	215,000	189,894

		3,932,527

Transportation—0.1%
Canadian Pacific Railway Co. 1.750%, 12/02/26	265,000	240,206
Rand Parent LLC 8.500%, 02/15/30 (144A)	90,000	84,600

		324,806

Total Corporate Bonds & Notes (Cost $73,822,587)		65,093,633

Foreign Government—7.0%

Banks—0.1%
Corp. Financiera de Desarrollo S.A. 2.400%, 09/28/27 (144A)	365,000	313,900
Export-Import Bank of India 2.250%, 01/13/31 (144A)	310,000	248,005

		561,905

Oil & Gas—0.1%
Korea National Oil Corp. 2.125%, 04/18/27 (144A)	240,000	217,558

BHFTI-226

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Regional Government—0.3%
New South Wales Treasury Corp. 2.000%, 03/08/33 (AUD)	1,480,000	$821,388
Province of Quebec Canada 2.300%, 09/01/29 (CAD)	310,000	214,153

		1,035,541

Sovereign—6.5%
Australia Government Bonds 0.500%, 09/21/26 (AUD)	1,150,000	706,903
5.500%, 04/21/23 (AUD)	950,000	635,599
Brazil Notas do Tesouro Nacional 10.000%, 01/01/31 (BRL)	5,875,000	1,043,174
Brazilian Government International Bonds 4.500%, 05/30/29	340,000	321,675
4.625%, 01/13/28	290,000	283,370
Canadian Government Bond 0.500%, 09/01/25 (CAD)	915,000	629,742
Chile Government International Bond 2.550%, 01/27/32	350,000	298,775
Colombia Government International Bonds 3.875%, 04/25/27	200,000	181,312
7.500%, 02/02/34	200,000	196,270
Colombian TES 6.250%, 11/26/25 (COP)	1,305,500,000	250,921
7.500%, 08/26/26 (COP)	4,868,600,000	939,914
Dominican Republic International Bonds 4.500%, 01/30/30 (144A)	235,000	204,329
4.875%, 09/23/32 (144A)	150,000	127,183
6.000%, 07/19/28 (144A)	200,000	194,911
8.625%, 04/20/27 (144A)	200,000	208,716
Ecuador Government International Bond 5.500%, 07/31/30 (e)	435,000	202,206
Indonesia Government International Bonds 2.850%, 02/14/30	200,000	180,353
4.125%, 01/15/25 (144A)	200,000	198,701
Indonesia Treasury Bonds 7.000%, 09/15/30 (IDR)	5,500,000,000	374,724
7.500%, 05/15/38 (IDR)	6,358,000,000	441,280
Ireland Government Bonds Zero Coupon, 10/18/31 (EUR)	405,000	347,750
3.400%, 03/18/24 (EUR)	65,000	70,744
Italy Buoni Poliennali Del Tesoro 1.350%, 04/01/30 (EUR)	895,000	826,256
2.000%, 02/01/28 (EUR)	325,000	328,877
Japanese Government CPI Linked Bond 0.100%, 03/10/28 (JPY) (f)	88,342,165	688,307
Korea Treasury Bonds 0.875%, 12/10/23 (KRW)	500,000,000	377,821
1.125%, 09/10/25 (KRW)	500,000,000	364,379
Mexican Bonos 5.750%, 03/05/26 (MXN)	24,011,500	1,201,654
7.500%, 06/03/27 (MXN)	8,252,400	434,048
8.000%, 12/07/23 (MXN)	1,835,000	99,470
8.500%, 05/31/29 (MXN)	14,420,800	787,358

Sovereign—(Continued)
Mexico Government International Bonds
3.500%, 02/12/34	200,000	169,562
4.000%, 03/15/15 (EUR)	100,000	76,902
New Zealand Government Bonds 0.500%, 05/15/24 (NZD)	1,150,000	684,842
1.500%, 05/15/31 (NZD)	690,000	351,203
3.000%, 04/20/29 (NZD)	455,000	265,726
Norway Government Bonds 1.750%, 02/17/27 (144A) (NOK)	4,250,000	387,939
2.000%, 04/26/28 (144A) (NOK)	3,965,000	361,569
3.000%, 03/14/24 (144A) (NOK)	1,477,000	140,583
Paraguay Government International Bond 4.950%, 04/28/31 (144A)	200,000	193,722
Peruvian Government International Bonds 2.392%, 01/23/26	125,000	117,733
3.000%, 01/15/34 (b)	245,000	199,679
Republic of Italy Government International Bond 2.375%, 10/17/24	280,000	267,454
Republic of Poland Government Bonds 1.250%, 10/25/30 (PLN)	3,000,000	498,737
3.250%, 07/25/25 (PLN)	1,445,000	315,021
Republic of South Africa Government Bonds 7.000%, 02/28/31 (ZAR)	11,655,000	541,413
8.875%, 02/28/35 (ZAR)	5,960,000	286,870
Republic of South Africa Government International Bond 5.750%, 09/30/49	965,000	706,901
Romanian Government International Bond 2.000%, 04/14/33 (144A) (EUR)	120,000	88,539
Singapore Government Bonds 2.125%, 06/01/26 (SGD)	1,120,000	818,876
2.750%, 07/01/23 (SGD)	515,000	385,746
Spain Government Bonds 1.600%, 04/30/25 (144A) (EUR)	180,000	190,190
1.950%, 07/30/30 (144A) (EUR)	310,000	311,495
4.400%, 10/31/23 (144A) (EUR)	525,000	573,091
Sweden Government Bonds 0.125%, 05/12/31 (SEK)	4,200,000	341,007
1.500%, 11/13/23 (SEK)	1,045,000	99,463
Turkey Government International Bonds 5.250%, 03/13/30	950,000	782,563
7.625%, 04/26/29	200,000	190,000
United Kingdom Gilt 1.500%, 07/22/26 (GBP)	640,000	740,978
2.750%, 09/07/24 (GBP)	215,000	260,817
4.250%, 06/07/32 (GBP)	125,000	164,446
Uruguay Government International Bonds 4.375%, 01/23/31	170,000	168,818
8.250%, 05/21/31 (UYU)	9,950,000	226,464

		24,055,071

Total Foreign Government (Cost $30,206,576)		25,870,075

BHFTI-227

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—2.2%

Security Description	Principal Amount*	Value

U.S. Treasury—2.2%
U.S. Treasury Inflation Indexed Notes 0.375%, 07/15/27 (f)	1,247,144	$1,204,663
U.S. Treasury Notes 0.500%, 11/30/23	1,115,000	1,084,381
0.875%, 01/31/24	2,195,000	2,125,635
1.500%, 02/29/24	530,000	515,156
1.875%, 02/15/32	360,000	315,956
2.250%, 03/31/24 (g)	3,105,000	3,033,318

Total U.S. Treasury & Government Agencies (Cost $8,516,793)		8,279,109

Convertible Bonds—2.2%

Airlines—0.3%
JetBlue Airways Corp. 0.500%, 04/01/26	35,000	26,845
Southwest Airlines Co. 1.250%, 05/01/25 (b)	885,000	1,005,360

		1,032,205

Biotechnology—0.6%
BioMarin Pharmaceutical, Inc. 0.599%, 08/01/24	1,590,000	1,631,307
1.250%, 05/15/27 (b)	50,000	52,150
Ionis Pharmaceuticals, Inc. Zero Coupon, 04/01/26	85,000	77,138
Livongo Health, Inc. 0.875%, 06/01/25	520,000	457,886

		2,218,481

Entertainment—0.0%
Penn Entertainment, Inc. 2.750%, 05/15/26	20,000	28,740

Healthcare-Services—0.4%
Teladoc Health, Inc. 1.250%, 06/01/27	1,985,000	1,531,017

Internet—0.2%
Snap, Inc. Zero Coupon, 05/01/27	80,000	58,280
Spotify USA, Inc. Zero Coupon, 03/15/26	70,000	58,590
Uber Technologies, Inc. Zero Coupon, 12/15/25	830,000	730,218
Zillow Group, Inc. 1.375%, 09/01/26	10,000	11,765

		858,853

Leisure Time—0.1%
NCL Corp., Ltd. 1.125%, 02/15/27	330,000	234,682

Leisure Time—(Continued)
Peloton Interactive, Inc. Zero Coupon, 02/15/26	15,000	11,389

		246,071

Media—0.5%
Dish Network Corp.
Zero Coupon, 12/15/25	975,000	514,800
3.375%, 08/15/26	2,945,000	1,516,675

		2,031,475

Oil & Gas—0.0%
Northern Oil and Gas, Inc. 3.625%, 04/15/29	45,000	48,037

Software—0.1%
Bentley Systems, Inc. 0.375%, 07/01/27	5,000	4,220
Nutanix, Inc. 0.250%, 10/01/27	55,000	45,835
Splunk, Inc. 1.125%, 06/15/27 (b)	135,000	115,357
Unity Software, Inc. Zero Coupon, 11/15/26	45,000	34,853

		200,265

Total Convertible Bonds (Cost $11,056,091)		8,195,144

Municipals—0.2%
Tobacco Settlement Financing Corp. 6.706%, 06/01/46 (Cost $624,830)	625,000	579,288

Convertible Preferred Stocks—0.1%

Pipelines—0.0%
El Paso Energy Capital Trust I 4.750%, 03/31/28	2,834	130,279

Wireless Telecommunication Services—0.1%
T-Mobile U.S., Inc. 5.250%, 06/01/23 (144A)	250	290,688

Total Convertible Preferred Stocks (Cost $387,094)		420,967

Floating Rate Loans (h)—0.1%

Internet — 0.0%
Uber Technologies, Inc. Term Loan B, 02/28/30 (i)	60,000	59,950

BHFTI-228

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Floating Rate Loans (h)—(Continued)

Security Description	Principal Amount*	Value

Leisure Time — 0.1%
Carnival Corp. Incremental Term Loan B, 8.081%, 1M LIBOR + 3.250%, 10/18/28	154,609	$151,420
USD Term Loan B, 7.831%, 1M LIBOR + 3.000%, 06/30/25	204,580	202,330

		353,750

Total Floating Rate Loans (Cost $414,133)		413,700

Mortgage-Backed Securities—0.0%

Commercial Mortgage-Backed Securities—0.0%
Institutional Mortgage Securities Canada, Inc. 2.616%, 07/12/47 (144A) (CAD)	65,186	47,369

Total Mortgage-Backed Securities (Cost $60,831)		47,369

Short-Term Investments—1.8%

Repurchase Agreement—1.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $4,613,823; collateralized by U.S. Treasury Note at 3.875%, maturing 03/31/25, with a market value of $4,705,339.	4,613,015	4,613,015

U.S. Treasury—0.6%
U.S. Treasury Bill 4.255%, 04/27/23 (j)	2,075,000	2,068,637

Total Short-Term Investments (Cost $6,681,505)		6,681,652

Securities Lending Reinvestments (k)—0.9%

Repurchase Agreements—0.7%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $400,162; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $409,433.	400,000	400,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $400,160; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $408,000.	400,000	400,000

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $493,874; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $503,551.	493,678	493,678
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $400,161; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $409,792.	400,000	400,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $100,080; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $102,448.	100,000	100,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $200,138; collateralized by various Common Stock with an aggregate market value of $222,314.	200,000	200,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $200,083; collateralized by various Common Stock with an aggregate market value of $222,376.	200,000	200,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $200,273; collateralized by various Common Stock with an aggregate market value of $222,719.	200,000	200,000

		2,393,678

Mutual Funds—0.2%
Allspring Government Money Market Fund, Select Class 4.690% (l)	100,000	100,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (l)	200,000	200,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (l)	200,000	200,000
Fidelity Investments Money Market Government Portfolio, Class I 4.720% (l)	100,000	100,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.760% (l)	100,000	100,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (l)	100,000	100,000

		800,000

Total Securities Lending Reinvestments (Cost $3,193,678)		3,193,678

Total Investments—100.5% (Cost $344,102,259)		373,069,707
Other assets and liabilities (net)—(0.5)%		(1,916,345)

Net Assets—100.0%		$371,153,362

BHFTI-229

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $3,855,306 and the collateral received consisted of cash in the amount of $3,193,678 and non-cash collateral with a value of $731,409. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(e)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $400,535.
(h)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(i)	This loan will settle after March 31, 2023, at which time the interest rate will be determined.
(j)	The rate shown represents current yield to maturity.
(k)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(l)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $36,280,313, which is 9.8% of net assets.

Country Diversification as of March 31, 2023 (Unaudited)	% of Net Assets
United States	66.1
France	5.9
Netherlands	3.4
Sweden	2.6
Japan	2.2
Taiwan	2.0
United Kingdom	1.4
Mexico	1.3
Australia	1.1
Israel	1.0

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
EUR	9,683,000	MSC	06/21/23	USD	10,300,001	$247,332
GBP	46,000	UBSA	06/21/23	USD	54,920	1,912
GBP	716,000	UBSA	06/21/23	USD	885,185	(577)
JPY	1,162,160,000	MSC	06/21/23	USD	8,659,788	193,244

BHFTI-230

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	938,000	HSBCU	06/21/23	USD	624,370	$(4,417)
COP	5,516,862,000	UBSA	06/21/23	USD	1,138,324	(27,875)
EUR	100,000	MSC	06/21/23	USD	108,459	(467)
IDR	12,100,000,000	UBSA	06/21/23	USD	781,401	(23,935)
JPY	41,293,000	MSC	06/21/23	USD	319,558	4,998
KRW	935,594,000	BOA	06/21/23	USD	711,327	(10,740)
MXN	29,008,000	BOA	06/21/23	USD	1,545,774	(39,841)
NZD	660,000	MSC	06/21/23	USD	404,789	(7,902)

Cross Currency Contracts to Buy
EUR	334,644	MSC	06/21/23	NOK	3,786,000	1,633

Net Unrealized Appreciation						$333,365

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/21/23	66	USD	8,656,313	$310,641
U.S. Treasury Note 10 Year Futures	06/21/23	24	USD	2,758,125	76,875
U.S. Treasury Note 2 Year Futures	06/30/23	2	USD	412,906	287
U.S. Treasury Note 5 Year Futures	06/30/23	11	USD	1,204,586	1,662
U.S. Treasury Ultra Long Bond Futures	06/21/23	10	USD	1,411,250	48,731

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	06/21/23	(34)	USD	(4,118,781)	(107,837)

Net Unrealized Appreciation					$330,359

Glossary of Abbreviations

Counterparties

(BOA)—	Bank of America N.A.
(HSBCU)—	HSBC Bank USA
(MSC)—	Morgan Stanley & Co., Inc.
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(COP)—	Colombian Peso
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(SGD)—	Singapore Dollar
(USD)—	United States Dollar
(UYU)—	Uruguayan Peso
(ZAR)—	South African Rand

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.

BHFTI-231

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$8,237,876	$—	$—	$8,237,876
Broadline Retail	11,572,921	—	—	11,572,921
Capital Markets	21,460,955	—	—	21,460,955
Chemicals	11,154,063	—	—	11,154,063
Construction & Engineering	—	6,146,788	—	6,146,788
Consumer Staples Distribution & Retail	7,267,221	—	—	7,267,221
Electrical Equipment	—	2,026,088	—	2,026,088
Electronic Equipment, Instruments & Components	—	2,894,918	—	2,894,918
Financial Services	10,235,806	—	—	10,235,806
Health Care Providers & Services	8,046,317	—	—	8,046,317
Hotels, Restaurants & Leisure	10,332,291	—	—	10,332,291
Interactive Media & Services	10,768,834	—	—	10,768,834
IT Services	9,736,118	6,099,577	—	15,835,695
Life Sciences Tools & Services	23,436,704	—	—	23,436,704
Machinery	9,107,300	8,887,876	—	17,995,176
Oil, Gas & Consumable Fuels	2,986,581	—	—	2,986,581
Personal Care Products	5,326,740	—	—	5,326,740
Semiconductors & Semiconductor Equipment	11,684,890	18,871,149	—	30,556,039
Software	21,804,302	2,000,941	—	23,805,243
Specialty Retail	8,948,924	—	—	8,948,924
Textiles, Apparel & Luxury Goods	4,482,369	10,777,543	—	15,259,912
Total Common Stocks	196,590,212	57,704,880	—	254,295,092
Total Corporate Bonds & Notes*	—	65,093,633	—	65,093,633
Total Foreign Government*	—	25,870,075	—	25,870,075
Total U.S. Treasury & Government Agencies*	—	8,279,109	—	8,279,109
Total Convertible Bonds*	—	8,195,144	—	8,195,144
Total Municipals*	—	579,288	—	579,288
Convertible Preferred Stocks
Pipelines	130,279	—	—	130,279
Wireless Telecommunication Services	—	290,688	—	290,688
Total Convertible Preferred Stocks	130,279	290,688	—	420,967
Total Floating Rate Loans*	—	413,700	—	413,700
Total Mortgage-Backed Securities*	—	47,369	—	47,369
Total Short-Term Investments*	—	6,681,652	—	6,681,652

BHFTI-232

Brighthouse Funds Trust I

Loomis Sayles Global Allocation Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Securities Lending Reinvestments
Repurchase Agreements	$—	$2,393,678	$—	$2,393,678
Mutual Funds	800,000	—	—	800,000
Total Securities Lending Reinvestments	800,000	2,393,678	—	3,193,678
Total Investments	$197,520,491	$175,549,216	$—	$373,069,707

Collateral for Securities Loaned (Liability)	$—	$(3,193,678)	$—	$(3,193,678)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$449,119	$—	$449,119
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(115,754)	—	(115,754)
Total Forward Contracts	$—	$333,365	$—	$333,365
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$438,196	$—	$—	$438,196
Futures Contracts (Unrealized Depreciation)	(107,837)	—	—	(107,837)
Total Futures Contracts	$330,359	$—	$—	$330,359

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-233

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—99.3% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—5.8%
Boeing Co. (The) (a)	778,881	$165,457,691

Air Freight & Logistics—1.7%
Expeditors International of Washington, Inc. (b)	445,648	49,074,758

Automobiles—4.7%
Tesla, Inc. (a)	643,240	133,446,571

Beverages—3.6%
Monster Beverage Corp. (a)	1,873,926	101,210,743

Biotechnology—5.2%
Regeneron Pharmaceuticals, Inc. (a)	88,490	72,709,578
Vertex Pharmaceuticals, Inc. (a)	238,470	75,134,743

		147,844,321

Broadline Retail—6.0%
Alibaba Group Holding, Ltd. (ADR) (a)	372,336	38,045,293
Amazon.com, Inc. (a)	1,286,697	132,902,933

		170,948,226

Capital Markets—3.1%
FactSet Research Systems, Inc. (b)	118,442	49,164,090
SEI Investments Co.	674,697	38,828,812

		87,992,902

Entertainment—6.6%
Netflix, Inc. (a) (b)	319,216	110,282,744
Walt Disney Co. (The) (a)	774,503	77,550,985

		187,833,729

Financial Services—8.5%
Block, Inc. (a)	521,236	35,782,851
PayPal Holdings, Inc. (a)	469,305	35,639,022
Visa, Inc. - Class A (b)	753,423	169,866,750

		241,288,623

Health Care Equipment & Supplies—1.2%
Intuitive Surgical, Inc. (a)	137,237	35,059,936

Hotels, Restaurants & Leisure—4.6%
Starbucks Corp.	634,563	66,077,045
Yum China Holdings, Inc.	364,006	23,074,340
Yum! Brands, Inc.	311,093	41,089,164

		130,240,549

Interactive Media & Services—13.0%
Alphabet, Inc. - Class A (a)	938,320	97,331,933
Alphabet, Inc. - Class C (a) (b)	635,446	66,086,384
Meta Platforms, Inc. - Class A (a)	970,556	205,699,639

		369,117,956

IT Services—1.6%
Shopify, Inc. - Class A (a) (b)	947,400	45,418,356

Life Sciences Tools & Services—1.9%
Illumina, Inc. (a) (b)	234,136	54,448,327

Machinery—0.8%
Deere & Co. (b)	55,433	22,887,177

Pharmaceuticals—4.7%
Novartis AG (ADR)	449,551	41,358,692
Novo Nordisk A/S (ADR) (b)	337,898	53,773,088
Roche Holding AG (ADR) (b)	1,022,640	36,671,870

		131,803,650

Semiconductors & Semiconductor Equipment—9.2%
NVIDIA Corp.	740,990	205,824,792
QUALCOMM, Inc.	435,148	55,516,182

		261,340,974

Software—17.1%
Autodesk, Inc. (a)	453,340	94,367,254
Microsoft Corp.	483,857	139,495,973
Oracle Corp. (b)	1,362,995	126,649,496
Salesforce, Inc. (a)	455,140	90,927,869
Workday, Inc. - Class A (a) (b)	157,955	32,624,026

		484,064,618

Total Common Stocks (Cost $2,321,921,147)		2,819,479,107

Short-Term Investment—0.6%

Repurchase Agreement—0.6%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $15,291,444; collateralized by U.S. Treasury Note at 2.000%, maturing 02/15/25, with a market value of $15,594,544.	15,288,768	15,288,768

Total Short-Term Investments (Cost $15,288,768)		15,288,768

Securities Lending Reinvestments (c)—8.5%

Repurchase Agreements—4.7%
Barclays Bank plc Repurchase Agreement dated 03/31/23 at 5.170%, due on 07/05/23 with a maturity value of $10,137,867; collateralized by various Common Stock with an aggregate market value of $11,124,399.	10,000,000	10,000,000

BHFTI-234

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $4,001,603; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $4,080,000.	4,000,000	$4,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $28,095,895; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $28,646,407.	28,084,709	28,084,709
Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $1,004,978; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $1,020,000.	1,000,000	1,000,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $18,757,531; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $19,208,994.	18,750,000	18,750,000
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $8,106,507; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $8,298,285.	8,100,000	8,100,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $20,213,888; collateralized by various Common Stock with an aggregate market value of $22,453,703.	20,200,000	20,200,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $7,002,899; collateralized by various Common Stock with an aggregate market value of $7,783,149.	7,000,000	7,000,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $4,019,600; collateralized by various Common Stock with an aggregate market value of $4,445,067.	4,000,000	4,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $800,319; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $816,869.	800,000	800,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $14,213,501; collateralized by various Common Stock with an aggregate market value of $15,813,311.	14,207,688	14,207,688
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $500,683; collateralized by various Common Stock with an aggregate market value of $556,797.	500,000	500,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $5,002,054; collateralized by various Common Stock with an aggregate market value of $5,558,119.	5,000,000	5,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $12,835,239; collateralized by various Common Stock with an aggregate market value of $14,405,486.	12,830,000	12,830,000

		134,472,397

Time Deposits—1.4%
Banco Santander S.A. (NY) 4.810%, 04/03/23	5,000,000	5,000,000
Barclays (NY) 4.830%, 04/03/23	10,000,000	10,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	10,000,000	10,000,000
Rabobank (NY) 4.790%, 04/03/23	10,000,000	10,000,000
Svenska (NY) 4.770%, 04/03/23	5,000,000	5,000,000

		40,000,000

Mutual Funds—2.4%
Allspring Government Money Market Fund, Select Class 4.690% (d)	1,000,000	1,000,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (d)	30,000,000	30,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (d)	7,000,000	7,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (d)	20,000,000	20,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (d)	10,000,000	10,000,000

		68,000,000

Total Securities Lending Reinvestments (Cost $242,472,396)		242,472,397

Total Investments—108.4% (Cost $2,579,682,311)		3,077,240,272
Other assets and liabilities (net)—(8.4)%		(237,454,789)

Net Assets—100.0%		$2,839,785,483

BHFTI-235

Brighthouse Funds Trust I

Loomis Sayles Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $241,314,056 and the collateral received consisted of cash in the amount of $242,472,397. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,819,479,107	$—	$—	$2,819,479,107
Total Short-Term Investment*	—	15,288,768	—	15,288,768
Securities Lending Reinvestment
Repurchase Agreements	—	134,472,397	—	134,472,397
Time Deposits	—	40,000,000	—	40,000,000
Mutual Funds	68,000,000	—	—	68,000,000
Total Securities Lending Reinvestments	68,000,000	174,472,397	—	242,472,397
Total Investments	$2,887,479,107	$189,761,165	$—	$3,077,240,272

Collateral for Securities Loaned (Liability)	$—	$(242,472,397)	$—	$(242,472,397)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-236

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—74.6% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Affiliated Investment Companies—74.6%
MetLife Aggregate Bond Index Portfolio (Class A) (a)	54,461,711	$522,287,812
MetLife Mid Cap Stock Index Portfolio (Class A) (a)	3,659,496	59,722,972
MetLife MSCI EAFE Index Portfolio (Class A) (a)	10,382,048	145,763,954
MetLife Russell 2000 Index Portfolio (Class A) (a)	2,256,634	35,699,957
MetLife Stock Index Portfolio (Class A) (a)	3,820,561	214,333,498

Total Mutual Funds (Cost $1,020,273,852)		977,808,193

Short-Term Investments—25.1%

Repurchase Agreement—0.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $865,262; collateralized by U.S. Treasury Note at 2.000%, maturing 02/15/25, with a market value of $882,478.	865,111	865,111

U.S. Treasury—25.0%
U.S. Treasury Bills
4.172%, 05/23/23 (b)	42,300,000	42,030,411
4.253%, 04/11/23 (b)(c)(d)	100,000,000	99,898,222
4.405%, 04/18/23 (b)	186,500,000	186,146,038

		328,074,671

Total Short-Term Investments (Cost $328,878,138)		328,939,782

Total Investments—99.7% (Cost $1,349,151,990)		1,306,747,975
Other assets and liabilities (net)—0.3%		4,273,160

Net Assets—100.0%		$1,311,021,135

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	A Portfolio of Brighthouse Funds Trust II.
(b)	The rate shown represents current yield to maturity.
(c)	All or a portion of the security was pledged as collateral against open futures contracts . As of March 31,2023, the market value of securities pledged was $25,973,538.
(d)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2023, the market value of securities pledged was $19,979,644.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI EAFE Index Mini Futures	06/16/23	1,244	USD	130,402,300	$5,321,409
Russell 2000 Index E-Mini Futures	06/16/23	354	USD	32,098,950	477,008
S&P 500 Index E-Mini Futures	06/16/23	937	USD	193,853,588	11,380,746
S&P Midcap 400 Index E-Mini Futures	06/16/23	212	USD	53,629,640	1,285,720

Net Unrealized Appreciation					$18,464,883

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M SOFR	Annually	3.080%	Annually	04/18/33	USD	69,000,000	$(638,291)	$15,144	$(653,435)
Pay	12M SOFR	Annually	3.240%	Annually	06/21/33	USD	69,000,000	577,909	(2,491)	580,400
Pay	12M SOFR	Annually	3.250%	Annually	03/15/33	USD	69,000,000	352,894	12,541	340,353
Pay	12M SOFR	Annually	3.390%	Annually	05/10/33	USD	69,000,000	1,307,143	(17,823)	1,324,966
Pay	12M SOFR	Annually	3.440%	Annually	02/15/33	USD	69,000,000	1,446,433	(9,268)	1,455,701
Pay	12M SOFR	Annually	3.710%	Annually	01/11/33	USD	69,000,000	2,979,523	16,903	2,962,620

Totals								$6,025,611	$15,006	$6,010,605

BHFTI-237

Brighthouse Funds Trust I

MetLife Multi-Index Targeted Risk Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(SOFR)—	Secured Overnight Financing Rate

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Affiliated Investment Companies	$977,808,193	$—	$—	$977,808,193
Total Short-Term Investments*	—	328,939,782	—	328,939,782
Total Investments	$977,808,193	$328,939,782	$—	$1,306,747,975

Futures Contracts
Futures Contracts (Unrealized Appreciation)	$18,464,883	$—	$—	$18,464,883
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$6,664,040	$—	$6,664,040
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(653,435)	—	(653,435)
Total Centrally Cleared Swap Contracts	$—	$6,010,605	$—	$6,010,605

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-238

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—99.2% of Net Assets

Security Description	Shares	Value

Australia—3.3%
APA Group	751,211	$5,097,674
Aristocrat Leisure, Ltd.	356,140	8,905,483
Carsales.com, Ltd.	365,311	5,439,434
Macquarie Group, Ltd.	109,499	12,899,256
Seek, Ltd.	236,633	3,823,943
Woodside Energy Group, Ltd.	559,032	12,596,226

		48,762,016

Canada—1.7%
Constellation Software, Inc.	10,067	18,926,631
Lumine Group, Inc. (a)	30,732	334,493
Ritchie Bros Auctioneers, Inc. (b)	95,346	5,364,491

		24,625,615

China—2.5%
China Resources Gas Group, Ltd.	1,441,624	5,330,581
ESR Group, Ltd.	2,734,000	4,885,488
NetEase, Inc. (ADR) (b)	103,564	9,159,200
Tencent Holdings, Ltd.	157,500	7,695,977
Yum China Holdings, Inc.	156,829	9,941,391

		37,012,637

Denmark—3.8%
Novo Nordisk A/S - Class B	331,790	52,652,616
Orsted A/S	53,150	4,533,702

		57,186,318

France—12.8%
BNP Paribas S.A.	374,311	22,387,442
Cie Generale des Etablissements Michelin SCA	272,212	8,331,810
Danone S.A.	164,185	10,207,080
Legrand S.A.	187,552	17,155,257
LVMH Moet Hennessy Louis Vuitton SE	51,969	47,627,393
Sanofi	113,848	12,398,291
Schneider Electric SE	248,832	41,596,982
Thales S.A.	43,655	6,453,939
TotalEnergies SE (b)	425,495	25,105,378

		191,263,572

Germany—6.3%
Bayer AG	186,967	11,909,056
E.ON SE	705,426	8,799,312
GEA Group AG	376,792	17,145,751
Grand City Properties S.A.	542,586	3,844,719
LEG Immobilien SE	199,816	10,940,777
Merck KGaA	76,953	14,307,131
MTU Aero Engines AG	55,440	13,864,001
Symrise AG	126,208	13,710,818

		94,521,565

Greece—0.4%
Hellenic Telecommunications Organization S.A.	373,857	5,473,227

Hong Kong—3.6%
AIA Group, Ltd.	2,085,228	21,910,285

Hong Kong—(Continued)
CLP Holdings, Ltd.	846,000	6,115,302
Hong Kong Exchanges & Clearing, Ltd.	323,300	14,349,591
Techtronic Industries Co., Ltd.	1,087,000	11,867,384

		54,242,562

India—1.3%
HDFC Bank, Ltd.	632,044	12,421,753
Reliance Industries, Ltd.	253,556	7,207,397

		19,629,150

Ireland—1.1%
Bank of Ireland Group plc	390,616	3,952,700
Flutter Entertainment plc (a)	29,668	5,394,571
Ryanair Holdings plc (ADR) (a)	71,281	6,721,086

		16,068,357

Italy—0.9%
Eni S.p.A.	947,015	13,265,591

Japan—18.3%
Bridgestone Corp.	212,800	8,644,743
Daikin Industries, Ltd.	113,000	20,259,451
Denso Corp.	75,000	4,233,677
Fujitsu, Ltd.	146,200	19,761,131
Hitachi, Ltd.	516,000	28,362,982
Kansai Paint Co., Ltd.	324,900	4,395,457
Kao Corp.	194,700	7,602,419
KDDI Corp.	414,900	12,812,742
Kirin Holdings Co., Ltd.	530,400	8,393,832
Koito Manufacturing Co., Ltd. (b)	520,600	9,860,582
Kubota Corp.	641,300	9,714,413
Kyocera Corp.	188,700	9,843,653
Kyowa Kirin Co., Ltd.	697,400	15,214,802
Mitsubishi UFJ Financial Group, Inc.	1,778,900	11,413,784
Nitto Denko Corp. (b)	181,800	11,748,777
Nomura Research Institute, Ltd.	556,100	12,931,662
Persol Holdings Co., Ltd. (b)	258,800	5,203,328
Santen Pharmaceutical Co., Ltd. (b)	1,082,000	9,232,573
Secom Co., Ltd.	74,400	4,579,353
SMC Corp.	38,300	20,306,537
SoftBank Group Corp.	186,700	7,349,280
Sugi Holdings Co., Ltd.	77,100	3,316,165
Terumo Corp.	280,100	7,561,714
Toyota Industries Corp. (b)	183,300	10,207,226
Yamaha Corp.	156,500	6,040,319
ZOZO, Inc.	206,700	4,727,012

		273,717,614

Netherlands—5.1%
Akzo Nobel NV	153,684	11,995,379
ASML Holding NV	9,926	6,782,385
Euronext NV	263,327	20,163,520
NXP Semiconductors NV	52,607	9,809,890
QIAGEN NV (a)	375,029	17,047,652
Wolters Kluwer NV	76,402	9,641,093

		75,439,919

BHFTI-239

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Portugal—0.8%
Galp Energia SGPS S.A.	1,084,156	$12,300,725

Singapore—0.7%
DBS Group Holdings, Ltd.	441,400	10,969,767

South Korea—1.1%
NAVER Corp.	29,586	4,657,269
Samsung Electronics Co., Ltd.	233,339	11,570,887

		16,228,156

Spain—2.8%
Amadeus IT Group S.A. (a)	232,082	15,539,436
Cellnex Telecom S.A.	247,119	9,619,302
Iberdrola S.A.	1,395,828	17,386,804

		42,545,542

Switzerland—13.6%
Cie Financiere Richemont S.A. - Class A	123,768	19,840,119
Glencore plc	3,239,436	18,633,578
Julius Baer Group, Ltd.	311,175	21,305,959
Nestle S.A.	360,729	44,036,646
Roche Holding AG	153,584	43,953,803
Schindler Holding AG (Participation Certificate)	42,063	9,304,756
Sika AG	53,507	15,018,673
UBS Group AG	624,990	13,197,386
Zurich Insurance Group AG	36,108	17,277,356

		202,568,276

Taiwan—0.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	706,468	12,515,696

Thailand—0.6%
Advanced Info Service PCL (NVDR)	1,408,700	8,733,569

United Kingdom—10.7%
Beazley plc	1,329,871	9,805,348
British American Tobacco plc	505,670	17,721,070
Burberry Group plc	193,515	6,192,040
ConvaTec Group plc	2,837,026	8,007,362
Croda International plc	170,858	13,723,958
Diageo plc	502,907	22,444,932
Hiscox, Ltd.	641,046	8,786,585
London Stock Exchange Group plc	219,234	21,306,085
NatWest Group plc	6,801,145	22,221,943
Reckitt Benckiser Group plc	198,209	15,058,838
Weir Group plc (The)	370,192	8,493,603
Whitbread plc	176,739	6,528,463

		160,290,227

United States—7.0%
Aon plc - Class A	65,609	20,685,861
Cadence Design Systems, Inc. (a)	45,699	9,600,903
Linde plc	126,138	44,314,157
NIKE, Inc. - Class B	63,423	7,778,197

United States—(Continued)
Visa, Inc. - Class A (b)	66,456	14,983,170
Willis Towers Watson plc	31,118	7,231,201

		104,593,489

Total Common Stocks (Cost $1,245,018,269)		1,481,953,590

Warrants—0.0%

Switzerland—0.0%
Cie Financiere Richemont S.A. Expires 11/22/23 (a) (Cost $0)	298,538	375,232

Short-Term Investment—0.3%

Repurchase Agreement—0.3%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $4,272,755; collateralized by U.S. Treasury Note at 1.500%, maturing 02/15/25, with a market value of $4,357,451.	4,272,007	4,272,007

Total Short-Term Investments (Cost $4,272,007)		4,272,007

Securities Lending Reinvestments (c)—2.8%

Repurchase Agreements—1.9%
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $9,003,608; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $9,180,000.	9,000,000	9,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $5,195,332; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $5,297,120.	5,193,255	5,193,255
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $2,000,798; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $2,040,814.	2,000,000	2,000,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $3,001,205; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $3,073,439.	3,000,000	3,000,000

BHFTI-240

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $800,643; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $819,584.	800,000	$800,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $3,945,465; collateralized by various Common Stock with an aggregate market value of $4,382,645.	3,942,754	3,942,754
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $1,500,621; collateralized by various Common Stock with an aggregate market value of $1,667,818.	1,500,000	1,500,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $500,200; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $510,543.	500,000	500,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $3,001,225; collateralized by various Common Stock with an aggregate market value of $3,368,391.	3,000,000	3,000,000

		28,936,009

Time Deposit—0.1%
Banco Santander S.A. (NY) 4.810%, 04/03/23	1,000,000	1,000,000

Mutual Funds—0.8%
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (d)	4,000,000	4,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (d)	4,000,000	4,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (d)	4,000,000	4,000,000

		12,000,000

Total Securities Lending Reinvestments (Cost $41,936,009)		41,936,009

Total Investments—102.3% (Cost $1,291,226,285)		1,528,536,838
Other assets and liabilities (net)—(2.3)%		(34,019,174)

Net Assets—100.0%		$1,494,517,664

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $58,612,657 and the collateral received consisted of cash in the amount of $41,936,009 and non-cash collateral with a value of $19,090,287. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Ten Largest Industries as of March 31, 2023 (Unaudited)	% of Net Assets
Pharmaceuticals	10.7
Chemicals	7.7
Capital Markets	6.9
Machinery	5.8
Insurance	5.7
Banks	5.6
Textiles, Apparel & Luxury Goods	5.5
Oil, Gas & Consumable Fuels	4.7
Electrical Equipment	3.9
Food Products	3.6

Glossary of Abbreviations

Other Abbreviations

(NVDR)—	Non-Voting Depository Receipts
(ADR)—	American Depositary Receipt

BHFTI-241

Brighthouse Funds Trust I

MFS Research International Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$48,762,016	$—	$48,762,016
Canada	24,625,615	—	—	24,625,615
China	19,100,591	17,912,046	—	37,012,637
Denmark	—	57,186,318	—	57,186,318
France	—	191,263,572	—	191,263,572
Germany	—	94,521,565	—	94,521,565
Greece	—	5,473,227	—	5,473,227
Hong Kong	—	54,242,562	—	54,242,562
India	—	19,629,150	—	19,629,150
Ireland	6,721,086	9,347,271	—	16,068,357
Italy	—	13,265,591	—	13,265,591
Japan	—	273,717,614	—	273,717,614
Netherlands	9,809,890	65,630,029	—	75,439,919
Portugal	—	12,300,725	—	12,300,725
Singapore	—	10,969,767	—	10,969,767
South Korea	—	16,228,156	—	16,228,156
Spain	—	42,545,542	—	42,545,542
Switzerland	—	202,568,276	—	202,568,276
Taiwan	—	12,515,696	—	12,515,696
Thailand	8,733,569	—	—	8,733,569
United Kingdom	—	160,290,227	—	160,290,227
United States	60,279,332	44,314,157	—	104,593,489
Total Common Stocks	129,270,083	1,352,683,507	—	1,481,953,590
Total Warrants*	375,232	—	—	375,232
Total Short-Term Investment*	—	4,272,007	—	4,272,007
Securities Lending Reinvestments
Repurchase Agreements	—	28,936,009	—	28,936,009
Time Deposit	—	1,000,000	—	1,000,000
Mutual Funds	12,000,000	—	—	12,000,000
Total Securities Lending Reinvestments	12,000,000	29,936,009	—	41,936,009
Total Investments	$141,645,315	$1,386,891,523	$—	$1,528,536,838

Collateral for Securities Loaned (Liability)	$—	$(41,936,009)	$—	$(41,936,009)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-242

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—93.6% of Net Assets

Security Description	Shares	Value

Biotechnology—1.0%
Intellia Therapeutics, Inc. (a) (b)	118,279	$4,408,258
ProKidney Corp. (a) (b)	509,247	5,764,676

		10,172,934

Broadline Retail—7.3%
Coupang, Inc. (a)	1,057,323	16,917,168
Global-e Online, Ltd. (a) (b)	1,696,903	54,691,184

		71,608,352

Capital Markets—0.9%
Coinbase Global, Inc. - Class A (a) (b)	125,688	8,492,738

Chemicals—0.3%
Ginkgo Bioworks Holdings, Inc. (a) (b)	2,213,499	2,943,954

Commercial Services & Supplies—0.2%
Aurora Innovation, Inc. (a) (b)	1,440,941	2,002,908

Entertainment—6.1%
ROBLOX Corp. - Class A (a)	1,337,729	60,171,050

Financial Services—9.2%
Adyen NV (a)	36,395	57,708,516
Affirm Holdings, Inc. (a) (b)	2,916,463	32,868,538

		90,577,054

Ground Transportation—1.8%
Grab Holdings, Ltd. - Class A (a) (b)	5,825,956	17,536,128

Health Care Providers & Services—5.5%
Agilon Health, Inc. (a) (b)	2,039,137	48,429,504
Guardant Health, Inc. (a)	226,135	5,300,604

		53,730,108

Health Care Technology—5.0%
Doximity, Inc. - Class A (a) (b)	1,520,335	49,228,447

Hotels, Restaurants & Leisure—5.6%
DoorDash, Inc. - Class A (a) (b)	862,895	54,845,606

Interactive Media & Services—1.5%
ZoomInfo Technologies, Inc.-Class A (a) (b)	604,012	14,925,137

IT Services—12.0%
Cloudflare, Inc. - Class A (a) (b)	1,086,307	66,981,690
Snowflake, Inc. - Class A (a) (b)	332,403	51,286,459

		118,268,149

Leisure Products—2.4%
Peloton Interactive, Inc. - Class A (a) (b)	2,124,435	24,091,093

Life Sciences Tools & Services—2.5%
10X Genomics, Inc. - Class A (a) (b)	434,288	24,228,927
Illumina, Inc. (a)	3,374	784,624

		25,013,551

Media—6.6%
Trade Desk, Inc. (The) - Class A (a)	1,072,621	$65,333,345

Pharmaceuticals—5.5%
Royalty Pharma plc - Class A (b)	1,489,705	53,674,071

Software—12.3%
Bill.com Holdings, Inc. (a) (b)	443,655	35,998,167
Gitlab, Inc. - Class A (a) (b)	602,897	20,673,338
MicroStrategy, Inc. - Class A (a) (b)	23,907	6,988,494
Procore Technologies, Inc. (a) (b)	412,732	25,849,405
Samsara, Inc. - Class A (a) (b)	1,628,620	32,116,387

		121,625,791

Specialty Retail—7.9%
Carvana Co. (a) (b)	638,350	6,249,446
Chewy, Inc. - Class A (a) (b)	1,257,500	47,005,350
Floor & Decor Holdings, Inc. - Class A (a) (b)	157,623	15,481,731
Wayfair, Inc. - Class A (a) (b)	272,623	9,361,874

		78,098,401

Total Common Stocks (Cost $1,401,099,587)		922,338,817

Convertible Preferred Stock—1.4%

Software—1.4%
Databricks, Inc.- Series H † (a) (c) (d) (Cost $16,889,079)	229,833	13,789,980

Escrow Shares—0.0%

Broadline Retail—0.0%
Flipkart Escrow Receivable † (a) (c) (d) (Cost $0)	60,812	24,933

Warrants—0.0%

Chemicals—0.0%
Ginkgo Bioworks Holding, Inc., Expires 08/01/26 (a) (Cost $348,553)	104,671	18,841

Short-Term Investment—4.1%

Repurchase Agreement—4.1%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $40,528,372; collateralized by U.S. Treasury Note at 1.750%, maturing 03/15/25, with a market value of $41,331,755.	40,521,281	40,521,281

Total Short-Term Investments (Cost $40,521,281)		40,521,281

BHFTI-243

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (e)—24.5%

Security Description	Principal Amount*	Value

Certificates of Deposit—2.9%
Bank of America N.A. 4.960%, FEDEFF PRV+0.130%, 09/08/23 (f)	4,000,000	$3,995,988
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (f)	5,000,000	5,009,225
Bank of Nova Scotia 5.500%, SOFR + 0.680%, 08/16/23 (f)	2,000,000	2,002,790
BNP Paribas S.A. 5.020%, SOFR + 0.200%, 09/18/23 (f)	2,000,000	1,997,603
5.070%, SOFR + 0.250%, 09/08/23 (f)	2,000,000	2,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (f)	4,000,000	3,992,256
Svenska Handelsbanken AB 5.060%, SOFR + 0.230%, 08/08/23 (f)	2,000,000	1,999,280
5.170%, SOFR + 0.340%, 10/31/23 (f)	3,000,000	2,997,894
5.430%, SOFR + 0.600%, 04/12/23 (f)	2,000,000	2,000,248
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV+ 0.400%, 02/13/24 (f)	3,000,000	2,997,663

		28,992,947

Commercial Paper—2.3%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (f)	5,000,000	5,001,820
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (f)	8,000,000	8,010,232
LA Banque Postale S.A. 5.020%, SOFR + 0.190%, 09/13/23 (f)	2,000,000	2,000,000
Skandinaviska Enskilda Banken AB 5.510%, SOFR + 0.680%, 05/03/23 (f)	2,000,000	2,000,820
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (f)	6,000,000	6,000,000

		23,012,872

Master Demand Notes—0.7%
Bank of America N.A. 5.400%, SOFR + 0.580%, 05/15/23 (f)	7,000,000	7,000,719

Repurchase Agreements—11.0%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $5,137,979; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $9,504,635; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $9,690,852.	9,500,835	9,500,835
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $14,005,623; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $14,342,715.	14,000,000	14,000,000

Repurchase Agreements—(Continued)
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $13,410,765; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $13,728,027.	13,400,000	$13,400,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $26,218,013; collateralized by various Common Stock with an aggregate market value of $29,123,120.	26,200,000	26,200,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $1,800,746; collateralized by various Common Stock with an aggregate market value of $2,001,381.	1,800,000	1,800,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $10,049,000; collateralized by various Common Stock with an aggregate market value of $11,112,667.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $3,014,700; collateralized by various Common Stock with an aggregate market value of $3,333,800.	3,000,000	3,000,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $600,240; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $612,651.	600,000	600,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $100,041; collateralized by various Common Stock with an aggregate market value of $111,359.	100,000	100,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/03/23 with a maturity value of $10,004,100; collateralized by various Common Stock with an aggregate market value of $11,135,944.	10,000,000	10,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $9,212,573; collateralized by various Common Stock with an aggregate market value of $10,245,068.	9,200,000	9,200,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $200,082; collateralized by various Common Stock with an aggregate market value of $222,325.	200,000	200,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $5,002,042; collateralized by various Common Stock with an aggregate market value of $5,613,985.	5,000,000	5,000,000

		108,000,835

BHFTI-244

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Time Deposits—4.6%
Banco Santander S.A. (NY) 4.810%, 04/03/23	6,000,000	$6,000,000
Barclays (NY) 4.830%, 04/03/23	5,000,000	5,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	5,000,000	5,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	5,000,000	5,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (f)	9,000,000	9,000,000
Rabobank (NY) 4.790%, 04/03/23	10,000,000	10,000,000
Svenska (NY) 4.770%, 04/03/23	5,000,000	5,000,000

		45,000,000

Mutual Funds—3.0%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (g)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (g)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (g)	4,000,000	4,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (g)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (g)	5,000,000	5,000,000

		29,000,000

Total Securities Lending Reinvestments (Cost $241,000,880)		241,007,373

Total Purchased Options - 0.1% (h) (Cost $3,182,054)		1,017,989

Total Investments - 123.7% (Cost $1,703,041,434)		1,218,719,214
Other assets and liabilities (net) - (23.7)%		(233,512,253)

Net Assets—100.0%		$985,206,961

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $13,814,913, which is 1.4% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $249,322,643 and the collateral received consisted of cash in the amount of $241,000,904 and non-cash collateral with a value of $9,144,463. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 1.4% of net assets.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(h)	For a breakout of open positions, see details shown in the Purchased Options table that follows.

Restricted Securities	Acquisition Date	Shares	Cost	Value
Databricks, Inc.- Series H	08/31/21	229,833	$16,889,079	$13,789,980
Flipkart Escrow Receivable	08/20/18	60,812	—	24,933

				$13,814,913

BHFTI-245

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Purchased Options

Foreign Currency Options	Strike Price		Counterparty	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
USD Call/CNH Put	CNH	7.530	JPMC	07/21/23	230,745,793	USD	230,745,793	$1,145,653	$148,600	$(997,053)
USD Call/CNH Put	CNH	7.569	SCB	08/23/23	255,656,589	USD	255,656,589	1,141,251	188,419	(952,832)
USD Call/CNH Put	CNH	7.873	GSI	10/09/23	1,996,477	USD	1,996,477	9,612	920	(8,692)
USD Call/CNH Put	CNH	7.428	JPMC	01/17/24	188,118,873	USD	188,118,873	885,538	680,050	(205,488)

Totals								$3,182,054	$1,017,989	$(2,164,065)

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(SCB)—	Standard Chartered Bank

Currencies

(CNH)—	Chinese Renminbi
(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

BHFTI-246

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Biotechnology	$10,172,934	$—	$—	$10,172,934
Broadline Retail	71,608,352	—	—	71,608,352
Capital Markets	8,492,738	—	—	8,492,738
Chemicals	2,943,954	—	—	2,943,954
Commercial Services & Supplies	2,002,908	—	—	2,002,908
Entertainment	60,171,050	—	—	60,171,050
Financial Services	32,868,538	57,708,516	—	90,577,054
Ground Transportation	17,536,128	—	—	17,536,128
Health Care Providers & Services	53,730,108	—	—	53,730,108
Health Care Technology	49,228,447	—	—	49,228,447
Hotels, Restaurants & Leisure	54,845,606	—	—	54,845,606
Interactive Media & Services	14,925,137	—	—	14,925,137
IT Services	118,268,149	—	—	118,268,149
Leisure Products	24,091,093	—	—	24,091,093
Life Sciences Tools & Services	25,013,551	—	—	25,013,551
Media	65,333,345	—	—	65,333,345
Pharmaceuticals	53,674,071	—	—	53,674,071
Software	121,625,791	—	—	121,625,791
Specialty Retail	78,098,401	—	—	78,098,401
Total Common Stocks	864,630,301	57,708,516	—	922,338,817
Total Convertible Preferred Stock*	—	—	13,789,980	13,789,980
Total Escrow Shares*	—	—	24,933	24,933
Total Warrants*	18,841	—	—	18,841
Total Short-Term Investment*	—	40,521,281	—	40,521,281
Securities Lending Reinvestments
Certificates of Deposit	—	28,992,947	—	28,992,947
Commercial Paper	—	23,012,872	—	23,012,872
Master Demand Notes	—	7,000,719	—	7,000,719
Repurchase Agreements	—	108,000,835	—	108,000,835
Time Deposits	—	45,000,000	—	45,000,000
Mutual Funds	29,000,000	—	—	29,000,000
Total Securities Lending Reinvestments	29,000,000	212,007,373	—	241,007,373
Total Purchased Options at Value	$—	$1,017,989	$—	$1,017,989
Total Investments	$893,649,142	$311,255,159	$13,814,913	$1,218,719,214

Collateral for Securities Loaned (Liability)	$—	$(241,000,904)	$—	$(241,000,904)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-247

Brighthouse Funds Trust I

Morgan Stanley Discovery Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2022	Change in Unrealized Appreciation/ (Depreciation)	Balance as of March 31, 2023	Change in Unrealized Appreciation/ (Depreciation) from Investments Held at March 31, 2023
Convertible Preferred Stocks
Software	$13,789,980	$—	$13,789,980	$—
Escrow Shares
Broadline Retail	24,933	—	24,933	—

	$13,814,913	$—	$13,814,913	$—

	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Convertible Preferred Stocks
Software	$13,789,980	Market Transaction Method	Secondary Market Transaction	$60.00	$60.00	$60.00	Increase
Escrow Shares
Broadline Retail	24,933	Liquidation Value	Estimated Distribution Per Share	$0.84	$0.84	$0.84	Increase
			Discount for Lack Certainty	50.00%	50.00%	50.00%	Decrease

BHFTI-248

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—13.2% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.1%
CAE, Inc. (a)	11,507	$260,195
Dassault Aviation S.A.	574	113,696
Elbit Systems, Ltd.	1,472	250,069
Kongsberg Gruppen ASA	10,016	404,535
MTU Aero Engines AG	539	134,789
Rolls-Royce Holdings plc (a)	111,792	206,471
Safran S.A.	2,140	317,802
Thales S.A.	1,394	206,089

		1,893,646

Air Freight & Logistics—0.0%
DSV A/S	67	12,932
Nippon Express Holdings, Inc.	2,900	174,768
Yamato Holdings Co., Ltd.	600	10,292

		197,992

Automobile Components—0.1%
Aisin Corp.	6,700	184,645
Bridgestone Corp.	7,800	316,866
Cie Generale des Etablissements Michelin SCA	17,088	523,026
Continental AG	2,460	183,863
Denso Corp.	3,100	174,992
Sumitomo Electric Industries, Ltd.	17,800	228,699

		1,612,091

Automobiles—0.2%
Bayerische Motoren Werke AG	2,385	261,138
Ferrari NV	2,933	794,370
Honda Motor Co., Ltd.	21,200	563,936
Isuzu Motors, Ltd.	32,200	385,390
Renault S.A. (a)	9,755	398,284
Stellantis NV (Milan-Traded Shares)	31,801	578,649
Subaru Corp.	17,900	286,514
Toyota Motor Corp.	15,600	222,069

		3,490,350

Banks—0.3%
ABN AMRO Bank NV (GDR)	9,677	153,709
Banco Bilbao Vizcaya Argentaria S.A.	20,631	147,393
Bank Hapoalim B.M.	16,973	141,340
Bank Leumi Le-Israel B.M.	17,078	129,156
Bank of Montreal	2,066	184,022
Bank of Nova Scotia (The)	5,567	280,389
BOC Hong Kong Holdings, Ltd.	157,000	487,923
CaixaBank S.A.	69,183	269,339
Canadian Imperial Bank of Commerce	3,482	147,653
Chiba Bank, Ltd. (The)	25,700	165,958
Commonwealth Bank of Australia	2,217	145,973
Concordia Financial Group, Ltd.	40,400	149,115
Credit Agricole S.A.	26,012	294,069
DNB Bank ASA	14,344	257,293
Erste Group Bank AG	4,860	160,752
FinecoBank Banca Fineco S.p.A.	16,195	249,046
Hang Seng Bank, Ltd.	20,000	283,729
HSBC Holdings plc (Hong Kong-Traded Shares)	22,205	151,173

Banks—(Continued)
Israel Discount Bank, Ltd. - Class A	66,182	325,544
Japan Post Bank Co., Ltd.	37,600	307,529
KBC Group NV	2,797	192,297
Mitsubishi UFJ Financial Group, Inc.	36,000	230,983
Mizrahi Tefahot Bank, Ltd.	4,642	145,665
Mizuho Financial Group, Inc.	13,250	187,912
NatWest Group plc	44,359	144,938
Resona Holdings, Inc.	47,700	230,583
Royal Bank of Canada	2,710	259,170
Shizuoka Financial Group, Inc.	1,700	12,221
Skandinaviska Enskilda Banken AB - Class A	10,076	111,124
Societe Generale S.A.	5,443	122,863
Sumitomo Mitsui Financial Group, Inc.	7,000	280,682
Sumitomo Mitsui Trust Holdings, Inc.	7,300	250,088
Swedbank AB - A Shares	10,206	167,495
Toronto-Dominion Bank (The)	3,657	219,041

		6,986,167

Beverages—0.3%
Anheuser-Busch InBev S.A.	7,477	498,580
Asahi Group Holdings, Ltd.	18,700	696,201
Budweiser Brewing Co. APAC, Ltd.	207,800	631,039
Carlsberg AS - Class B	3,576	552,922
Coca-Cola Europacific Partners plc	11,191	662,395
Coca-Cola HBC AG (a)	22,371	611,961
Davide Campari-Milano NV	37,586	458,439
Diageo plc	10,115	451,436
Heineken Holding NV	5,075	466,176
Heineken NV	3,983	428,789
Kirin Holdings Co., Ltd.	18,800	297,519
Pernod Ricard S.A.	1,307	296,140
Remy Cointreau S.A.	1,877	342,104
Suntory Beverage & Food, Ltd.	14,000	521,752
Treasury Wine Estates, Ltd.	59,626	523,062

		7,438,515

Biotechnology—0.1%
Argenx SE (a)	1,224	454,558
CSL, Ltd.	2,363	455,937
Genmab A/S (a)	1,386	523,351
Grifols S.A. (a)	50,266	497,346
Swedish Orphan Biovitrum AB (a)	24,889	580,098

		2,511,290

Broadline Retail—0.2%
Canadian Tire Corp., Ltd. - Class A	6,458	842,765
Dollarama, Inc.	15,105	902,724
Next plc	2,457	199,667
Pan Pacific International Holdings Corp.	68,400	1,323,646
Prosus NV (a)	3,857	301,627
Rakuten Group, Inc.	31,100	145,034
Wesfarmers, Ltd.	16,758	564,890

		4,280,353

BHFTI-249

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Building Products—0.1%
AGC, Inc.	12,700	$473,402
Assa Abloy AB - Class B	828	19,880
Kingspan Group plc	2,230	153,084
Lixil Corp.	9,500	156,668
Nibe Industrier AB - B Shares	32,993	376,248
Rockwool International A/S - B Shares	543	132,868
TOTO, Ltd.	6,600	221,120
Xinyi Glass Holdings, Ltd.	59,000	105,523

		1,638,793

Capital Markets—0.2%
3i Group plc	9,488	197,841
Amundi S.A.	10,403	657,219
ASX, Ltd.	4,993	217,391
Brookfield Asset Management, Ltd. - Class A	899	29,448
Brookfield Corp.	3,596	117,153
Deutsche Boerse AG	1,113	216,614
EQT AB	7,233	147,941
Hargreaves Lansdown plc	33,289	329,449
Hong Kong Exchanges & Clearing, Ltd.	6,000	266,309
IGM Financial, Inc.	4,548	135,918
Japan Exchange Group, Inc.	12,600	192,246
Julius Baer Group, Ltd.	1,910	130,776
London Stock Exchange Group plc	2,345	227,897
Macquarie Group, Ltd.	1,506	177,411
Onex Corp.	2,573	120,283
Singapore Exchange, Ltd.	22,200	157,423
St. James’s Place plc	39,577	592,902
TMX Group, Ltd.	4,648	469,443
UBS Group AG	7,179	151,593

		4,535,257

Chemicals—0.5%
Air Liquide S.A.	1,799	301,385
Akzo Nobel NV	2,828	220,732
Arkema S.A.	5,632	557,065
Asahi Kasei Corp.	23,200	162,707
Chr Hansen Holding A/S	11,219	851,423
Clariant AG (a)	23,493	389,837
Covestro AG	5,007	207,094
Croda International plc	4,021	322,982
EMS-Chemie Holding AG	351	290,043
Givaudan S.A.	141	459,462
ICL Group, Ltd.	25,362	171,566
Johnson Matthey plc	15,882	389,212
JSR Corp.	7,100	167,826
Koninklijke DSM NV	1,713	202,464
Mitsubishi Chemical Group Corp.	40,300	239,785
Mitsui Chemicals, Inc.	500	12,910
Nippon Paint Holdings Co., Ltd.	21,675	203,697
Nippon Sanso Holdings Corp.	11,100	200,364
Nissan Chemical Corp.	4,900	222,639
Nitto Denko Corp.	2,700	174,487
Novozymes A/S - B Shares	10,318	528,520
Nutrien, Ltd.	3,998	295,257
OCI NV	7,389	250,826

Chemicals—(Continued)
Orica, Ltd.	43,374	448,221
Shin-Etsu Chemical Co., Ltd.	6,500	210,825
Sika AG	1,094	307,071
Solvay S.A.	6,011	688,464
Sumitomo Chemical Co., Ltd.	52,700	177,270
Symrise AG	2,644	287,235
Toray Industries, Inc.	36,900	210,959
Tosoh Corp.	13,100	177,991
Umicore S.A.	13,228	449,196
Yara International ASA	14,968	651,676

		10,431,191

Commercial Services & Supplies—0.1%
Brambles, Ltd.	33,059	297,595
Dai Nippon Printing Co., Ltd.	22,300	623,078
Rentokil Initial plc	41,365	302,452
Ritchie Bros Auctioneers, Inc.	7,135	401,440
Securitas AB - B Shares	14,937	133,181
TOPPAN, Inc.	7,600	153,100

		1,910,846

Communications Equipment—0.0%
Nokia Oyj	38,942	191,462
Telefonaktiebolaget LM Ericsson - B Shares	106,324	624,592

		816,054

Construction & Engineering—0.1%
ACS Actividades de Construccion y Servicios S.A.	9,639	307,144
Ferrovial S.A.	7,239	212,950
Obayashi Corp.	17,800	136,263
Shimizu Corp.	25,700	145,601
WSP Global, Inc.	3,379	442,608

		1,244,566

Construction Materials—0.1%
CRH plc	10,173	514,125
HeidelbergCement AG	2,883	210,287
Holcim AG (a)	8,408	542,375
James Hardie Industries plc	11,076	237,751

		1,504,538

Consumer Staples Distribution & Retail—0.4%
Aeon Co., Ltd.	22,400	434,260
Alimentation Couche-Tard, Inc.	10,304	518,059
Carrefour S.A.	15,871	320,845
Coles Group, Ltd.	42,499	512,417
Empire Co., Ltd. - Class A	14,251	382,030
Endeavour Group, Ltd.	74,002	335,602
George Weston, Ltd.	4,806	636,888
HelloFresh SE (a)	18,607	443,075
J Sainsbury plc	170,804	588,182
Jeronimo Martins SGPS S.A.	453	10,623
Kesko Oyj - B Shares	15,358	330,329
Kobe Bussan Co., Ltd.	10,700	298,657

BHFTI-250

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Consumer Staples Distribution & Retail—(Continued)
Koninklijke Ahold Delhaize NV	35,547	$1,215,901
Loblaw Cos., Ltd.	7,992	728,357
Metro, Inc.	5,789	318,427
Ocado Group plc (a)	23,237	154,219
Seven & i Holdings Co., Ltd.	12,600	568,385
Tesco plc	134,156	439,909
Welcia Holdings Co., Ltd.	21,500	460,037

		8,696,202

Containers & Packaging—0.0%
CCL Industries, Inc. - Class B	4,654	231,202
Smurfit Kappa Group plc	10,676	387,583

		618,785

Diversified Consumer Services—0.0%
Pearson plc	62,852	655,931

Diversified REITs—0.0%
Daiwa House REIT Investment Corp.	9	18,463
Mirvac Group	148,690	208,597
Nomura Real Estate Master Fund, Inc.	306	343,135

		570,195

Diversified Telecommunication Services—0.8%
Bezeq The Israeli Telecommunication Corp., Ltd.	418,400	570,387
BT Group plc	408,264	734,613
Cellnex Telecom S.A.	15,217	592,334
Deutsche Telekom AG	33,787	818,352
Elisa Oyj	14,072	848,082
HKT Trust & HKT, Ltd.	939,000	1,250,111
Koninklijke KPN NV	360,206	1,272,208
Nippon Telegraph & Telephone Corp.	48,500	1,448,574
Orange S.A.	111,175	1,321,000
Singapore Telecommunications, Ltd.	830,900	1,539,693
Spark New Zealand, Ltd.	434,434	1,377,764
Swisscom AG	3,363	2,145,805
Telefonica Deutschland Holding AG	254,709	783,791
Telefonica S.A.	165,496	714,146
Telia Co. AB	595,696	1,513,690
TELUS Corp.	771	15,306
United Internet AG	14,962	257,571

		17,203,427

Electric Utilities—0.8%
Acciona S.A.	2,825	566,065
BKW AG	8,686	1,365,257
Chubu Electric Power Co., Inc.	105,500	1,113,398
CK Infrastructure Holdings, Ltd.	281,665	1,537,867
CLP Holdings, Ltd.	229,500	1,658,938
EDP - Energias de Portugal S.A.	185,688	1,011,827
Elia Group S.A.	6,593	870,694
Emera, Inc.	12,898	529,853
Endesa S.A.	15,075	327,348
Enel S.p.A.	41,848	255,578
Fortis, Inc.	8,904	378,494

Electric Utilities—(Continued)
Fortum Oyj	37,579	576,396
Hydro One, Ltd.	23,153	659,214
Iberdrola S.A.	29,000	361,232
Kansai Electric Power Co., Inc. (The)	126,100	1,228,412
Origin Energy, Ltd.	53,158	294,559
Orsted A/S	6,256	533,638
Power Assets Holdings, Ltd.	290,500	1,556,589
Red Electrica Corp. S.A.	15,619	274,745
SSE plc	31,655	705,101
Terna - Rete Elettrica Nazionale	53,134	436,088
Tokyo Electric Power Co. Holdings, Inc. (a)	174,000	621,009
Verbund AG	6,720	584,255

		17,446,557

Electrical Equipment—0.0%
ABB, Ltd.	881	30,211
Fuji Electric Co., Ltd.	8,900	351,199
Nidec Corp.	100	5,191
Prysmian S.p.A.	4,816	202,765
Vestas Wind Systems A/S	6,149	178,155

		767,521

Electronic Equipment, Instruments & Components—0.2%
Azbil Corp.	7,300	199,718
Halma plc	7,948	219,418
Hamamatsu Photonics KK	6,000	323,884
Hexagon AB - B Shares	19,521	224,634
Hirose Electric Co., Ltd.	2,410	315,338
Ibiden Co., Ltd.	6,600	264,795
Keyence Corp.	652	319,654
Kyocera Corp.	7,000	365,159
Murata Manufacturing Co., Ltd.	3,900	238,149
Omron Corp.	4,000	234,044
Shimadzu Corp.	14,700	461,123
TDK Corp.	11,319	406,212
Venture Corp., Ltd.	75,700	1,008,349
Yokogawa Electric Corp.	13,300	216,485

		4,796,962

Energy Equipment & Services—0.0%
Tenaris S.A.	41,829	594,892

Entertainment—0.3%
Bollore SE	120,828	745,757
Capcom Co., Ltd.	21,600	772,711
Embracer Group AB (a)	164,954	773,881
Koei Tecmo Holdings Co., Ltd.	15,360	277,474
Konami Group Corp.	6,300	289,215
Nexon Co., Ltd.	10,500	250,694
Nintendo Co., Ltd.	14,610	566,364
Sea, Ltd. (ADR) (a)	9,181	794,615
Square Enix Holdings Co., Ltd.	11,900	571,804
Toho Co., Ltd.	9,200	352,290
Universal Music Group NV	16,323	412,629

		5,807,434

BHFTI-251

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Financial Services—0.1%
Adyen NV (a)	221	$350,421
Edenred	4,628	273,823
EXOR NV (a)	3,215	264,929
Groupe Bruxelles Lambert NV	151	12,894
L E Lundbergforetagen AB - B Shares	3,278	148,522
Mitsubishi HC Capital, Inc.	31,200	161,256
Nexi S.p.A. (a)	78,525	640,237
Nuvei Corp. (a)	4,806	209,380
ORIX Corp.	1,700	28,038
Sofina S.A.	972	218,922
Wendel S.E.	1,750	185,351

		2,493,773

Food Products—0.6%
Ajinomoto Co., Inc.	33,100	1,151,874
Associated British Foods plc	30,775	738,604
Barry Callebaut AG	441	936,270
Chocoladefabriken Lindt & Spruengli AG	9	1,062,596
Danone S.A.	4,466	277,643
JDE Peet’s NV	21,557	627,019
Kerry Group plc - Class A	12,269	1,222,720
Kikkoman Corp.	8,300	423,401
MEIJI Holdings Co., Ltd.	37,200	884,673
Mowi ASA	14,868	275,340
Nestle S.A.	7,164	874,558
Nisshin Seifun Group, Inc.	35,000	409,566
Nissin Foods Holdings Co., Ltd.	10,500	960,326
Salmar ASA	11,961	522,049
Saputo, Inc.	16,806	434,855
WH Group, Ltd.	1,757,603	1,044,662
Wilmar International, Ltd.	259,000	821,943
Yakult Honsha Co., Ltd.	9,700	705,187

		13,373,286

Gas Utilities—0.5%
AltaGas, Ltd.	28,672	477,973
APA Group	81,652	554,086
Enagas S.A.	11,322	217,493
Hong Kong & China Gas Co., Ltd.	2,123,270	1,875,896
Naturgy Energy Group S.A.	10,000	301,006
Osaka Gas Co., Ltd.	158,000	2,597,883
Snam S.p.A.	78,165	414,911
Tokyo Gas Co., Ltd.	218,500	4,114,450

		10,553,698

Ground Transportation—0.2%
Aurizon Holdings, Ltd.	124,519	280,330
Canadian National Railway Co.	3,816	450,268
Canadian Pacific Railway, Ltd.	6,019	463,483
Central Japan Railway Co.	1,900	226,841
East Japan Railway Co.	2,700	149,311
Hankyu Hanshin Holdings, Inc.	8,400	249,254
Keio Corp.	7,300	255,987
Keisei Electric Railway Co., Ltd.	6,600	203,203
Kintetsu Group Holdings Co., Ltd.	11,300	363,428

Ground Transportation—(Continued)
MTR Corp., Ltd.	48,000	232,184
Odakyu Electric Railway Co., Ltd.	900	11,687
TFI International, Inc.	3,547	423,252
Tobu Railway Co., Ltd.	16,800	401,918
Tokyu Corp.	25,400	337,805
West Japan Railway Co.	4,700	193,618

		4,242,569

Health Care Equipment & Supplies—0.4%
Alcon, Inc.	9,482	672,761
Asahi Intecc Co., Ltd.	13,000	230,056
BioMerieux	3,920	413,584
Carl Zeiss Meditec AG	2,979	413,737
Cochlear, Ltd.	3,272	518,658
Coloplast A/S - Class B	6,489	854,101
Demant A/S (a)	12,077	423,821
DiaSorin S.p.A.	3,010	317,581
EssilorLuxottica S.A.	1,407	254,001
Getinge AB - B Shares	20,511	501,151
Hoya Corp.	2,900	320,691
Koninklijke Philips NV	11,898	217,208
Olympus Corp.	15,500	272,212
Siemens Healthineers AG	7,171	412,434
Smith & Nephew plc	51,893	722,007
Sonova Holding AG	1,811	534,034
Straumann Holding AG	3,770	565,380
Sysmex Corp.	4,862	319,179
Terumo Corp.	11,400	307,760

		8,270,356

Health Care Providers & Services—0.1%
Amplifon S.p.A.	15,888	552,274
Fresenius SE & Co. KGaA	13,123	353,752
NMC Health plc (a) (b) (c)	1,427	0
Ramsay Health Care, Ltd.	14,367	639,566
Sonic Healthcare, Ltd.	22,139	517,488

		2,063,080

Health Care Technology—0.0%
M3, Inc.	7,241	182,178

Hotels, Restaurants & Leisure—0.3%
Accor S.A. (a)	16,878	549,169
Amadeus IT Group S.A. (a)	7,895	528,623
Aristocrat Leisure, Ltd.	10,669	266,784
Compass Group plc	9,513	239,194
Delivery Hero SE (a)	4,885	166,208
Entain plc	14,254	221,834
Evolution AB	853	114,453
Flutter Entertainment plc (a)	2,281	414,869
Galaxy Entertainment Group, Ltd. (a)	84,000	558,400
Genting Singapore, Ltd.	1,015,000	855,658
InterContinental Hotels Group plc	4,274	280,838
Just Eat Takeaway.com NV (a)	12,304	235,195
La Francaise des Jeux SAEM	12,565	523,846

BHFTI-252

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Lottery Corp., Ltd. (The)	75,512	$259,373
McDonald’s Holdings Co. Japan, Ltd.	14,100	586,332
Oriental Land Co., Ltd.	10,000	341,954
Restaurant Brands International, Inc.	6,976	468,318
Sodexo S.A.	3,277	320,143
Whitbread plc	7,204	266,105

		7,197,296

Household Durables—0.1%
Barratt Developments plc	30,881	178,317
Berkeley Group Holdings plc	4,419	229,265
Electrolux AB - Series B	48,817	592,413
Iida Group Holdings Co., Ltd.	2,000	32,635
Open House Group Co., Ltd.	3,900	146,249
SEB S.A.	7,101	810,562
Sekisui Chemical Co., Ltd.	12,100	171,647
Sekisui House, Ltd.	12,000	244,527
Sony Group Corp.	2,700	245,468

		2,651,083

Household Products—0.1%
Essity AB - Class B	23,676	677,056
Henkel AG & Co. KGaA	12,549	912,550
Reckitt Benckiser Group plc	8,208	623,599
Unicharm Corp.	17,100	702,901

		2,916,106

Independent Power and Renewable Electricity Producers—0.1%
Brookfield Renewable Corp. - Class A	13,826	483,475
Corp. ACCIONA Energias Renovables S.A.	14,424	559,549
EDP Renovaveis S.A.	29,583	678,273
Meridian Energy, Ltd.	140,281	461,555
RWE AG	19,021	817,687

		3,000,539

Industrial Conglomerates—0.2%
CK Hutchison Holdings, Ltd.	75,000	465,708
DCC plc	2,210	128,984
Hitachi, Ltd.	2,900	159,404
Jardine Cycle & Carriage, Ltd.	30,100	711,038
Jardine Matheson Holdings, Ltd.	12,200	594,309
Keppel Corp., Ltd.	84,500	358,145
Siemens AG	1,330	215,285
Smiths Group plc	11,870	251,555
Toshiba Corp.	11,100	371,945

		3,256,373

Industrial REITs—0.1%
CapLand Ascendas	110,100	237,716
GLP J-REIT (a)	341	368,331
Goodman Group	15,184	193,112
Mapletree Logistics Trust	517,000	667,131
Nippon Prologis REIT, Inc.	15	31,794

Industrial REITs—(Continued)
Segro plc	13,306	126,649

		1,624,733

Insurance—0.3%
Admiral Group plc	6,107	153,719
Ageas S.A.	5,312	229,637
AIA Group, Ltd.	42,000	441,310
Baloise Holding AG	1,325	206,749
Dai-ichi Life Holdings, Inc.	8,200	150,665
Fairfax Financial Holdings, Ltd.	368	244,743
Gjensidige Forsikring ASA	39,514	647,548
Hannover Rueck SE	1,069	209,123
iA Financial Corp., Inc.	3,320	210,426
Insurance Australia Group, Ltd.	77,212	242,460
Intact Financial Corp.	1,865	266,910
Japan Post Holdings Co., Ltd.	34,400	279,906
Japan Post Insurance Co., Ltd.	8,000	124,898
Manulife Financial Corp.	15,810	290,113
Medibank Private, Ltd.	151,817	341,911
MS&AD Insurance Group Holdings, Inc.	7,400	229,791
NN Group NV	2,183	79,205
Poste Italiane S.p.A.	28,976	296,583
Prudential plc	8,824	120,680
Sampo Oyj - A Shares	3,212	151,515
Sompo Holdings, Inc.	4,100	162,720
Suncorp Group, Ltd.	22,084	179,063
Swiss Life Holding AG	240	147,990
Swiss Re AG	1,951	200,672
T&D Holdings, Inc.	10,700	132,920
Tokio Marine Holdings, Inc.	12,600	242,943
Tryg A/S	6,726	146,878
Zurich Insurance Group AG	304	145,461

		6,276,539

Interactive Media & Services—0.1%
Auto Trader Group plc	83,375	635,463
REA Group, Ltd.	4,213	392,643
Scout24 SE	20,594	1,221,780
Seek, Ltd.	26,506	428,332
Z Holdings Corp.	147,000	417,116

		3,095,334

IT Services—0.2%
Bechtle AG	8,202	391,525
Capgemini SE	1,087	202,189
CGI, Inc. (a)	3,195	307,916
Itochu Techno-Solutions Corp.	8,100	199,514
NEC Corp.	15,800	610,020
Nomura Research Institute, Ltd.	8,300	193,010
NTT Data Corp.	15,300	201,226
Obic Co., Ltd.	1,800	284,597
Otsuka Corp.	7,000	248,901
SCSK Corp.	13,600	198,736
Shopify, Inc. - Class A (a)	4,200	201,376
TIS, Inc.	12,900	340,982

BHFTI-253

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Wix.com, Ltd. (a)	6,023	$601,095

		3,981,087

Leisure Products—0.0%
Bandai Namco Holdings, Inc.	10,083	217,165
Shimano, Inc.	1,400	242,870
Yamaha Corp.	12,400	478,594

		938,629

Life Sciences Tools & Services—0.1%
Bachem Holding AG - Class B	5,290	532,197
Eurofins Scientific SE	7,531	505,302
Lonza Group AG	1,039	624,922
QIAGEN NV (a)	13,019	591,803
Sartorius Stedim Biotech	1,040	319,572

		2,573,796

Machinery—0.3%
Alfa Laval AB	8,741	312,336
CNH Industrial NV	19,518	298,573
Daifuku Co., Ltd.	7,800	144,641
Daimler Truck Holding AG (a)	6,391	215,843
GEA Group AG	4,611	209,822
Hitachi Construction Machinery Co., Ltd.	9,800	228,418
Hoshizaki Corp.	400	14,754
Husqvarna AB - B Shares	15,232	132,356
Knorr-Bremse AG	2,412	160,343
Komatsu, Ltd.	12,300	305,150
Kone Oyj - Class B	3,199	166,868
Kurita Water Industries, Ltd.	4,900	224,246
Makita Corp.	5,900	146,760
MISUMI Group, Inc.	5,600	140,888
Mitsubishi Heavy Industries, Ltd.	5,400	199,115
NGK Insulators, Ltd.	14,600	193,280
Rational AG	1,096	733,552
Sandvik AB	36,076	766,665
Schindler Holding AG	1,240	261,859
Sembcorp Marine, Ltd. (a)	1,612,685	144,438
Spirax-Sarco Engineering plc	1,231	180,653
Wartsila Oyj Abp	21,923	207,319
Yaskawa Electric Corp.	11,900	521,412

		5,909,291

Marine Transportation—0.0%
AP Moller - Maersk A/S - Class A	92	162,895
Nippon Yusen KK	5,100	119,173

		282,068

Media—0.2%
CyberAgent, Inc.	47,900	406,071
Dentsu Group, Inc.	15,200	535,349
Hakuhodo DY Holdings, Inc.	21,000	237,989
Informa plc	48,650	415,742
Publicis Groupe S.A.	4,358	340,472

Media—(Continued)
Shaw Communications, Inc. - Class B	19,794	592,282
Vivendi SE	67,443	680,796

		3,208,701

Metals & Mining—0.4%
Agnico Eagle Mines, Ltd.	7,423	378,427
Anglo American plc	7,138	236,250
Antofagasta plc	20,750	406,034
ArcelorMittal S.A.	5,214	158,107
Barrick Gold Corp.	29,127	540,730
BHP Group, Ltd.	10,438	331,071
BHP Group, Ltd. (London-Traded Shares) - Class DI	597	18,891
BlueScope Steel, Ltd.	19,468	263,795
Boliden AB	10,935	430,084
First Quantum Minerals, Ltd.	7,954	182,857
Fortescue Metals Group, Ltd.	22,935	344,894
Franco-Nevada Corp.	3,056	445,749
Glencore plc	34,171	196,555
Ivanhoe Mines, Ltd. - Class A (a)	23,597	213,185
JFE Holdings, Inc.	13,400	170,311
Kinross Gold Corp.	64,827	305,068
Newcrest Mining, Ltd.	22,841	408,923
Nippon Steel Corp.	13,900	328,048
Norsk Hydro ASA	58,451	437,104
Pan American Silver Corp.	11,795	215,216
Rio Tinto plc	7,318	495,978
Rio Tinto, Ltd.	3,012	242,518
South32, Ltd.	98,033	290,760
Sumitomo Metal Mining Co., Ltd.	4,600	175,896
Teck Resources, Ltd. - Class B	7,275	265,647
Wheaton Precious Metals Corp.	10,611	511,040

		7,993,138

Multi-Utilities—0.2%
Algonquin Power & Utilities Corp.	117,962	989,781
E.ON SE	92,672	1,155,968
Engie S.A.	41,184	651,313
National Grid plc	56,837	771,485
Veolia Environnement S.A.	23,369	722,080

		4,290,627

Office REITs—0.1%
Covivio	1,553	90,555
Gecina S.A.	4,290	445,908
Japan Real Estate Investment Corp.	52	207,227
Nippon Building Fund, Inc.	55	228,692

		972,382

Oil, Gas & Consumable Fuels—0.9%
Aker BP ASA	21,496	527,439
Ampol, Ltd.	31,721	649,292
ARC Resources, Ltd.	46,922	532,234
BP plc	239,406	1,515,665
Cameco Corp.	27,584	722,307
Canadian Natural Resources, Ltd.	8,158	451,452

BHFTI-254

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Enbridge, Inc.	15,752	$600,592
ENEOS Holdings, Inc.	304,700	1,068,739
Eni S.p.A.	43,895	614,872
Equinor ASA	11,991	341,014
Galp Energia SGPS S.A.	110,045	1,248,559
Idemitsu Kosan Co., Ltd.	41,876	915,784
Imperial Oil, Ltd.	10,183	517,852
Inpex Corp.	53,900	573,499
Keyera Corp.	23,315	510,463
Neste Oyj	18,001	887,857
OMV AG	20,919	958,063
Parkland Corp.	23,742	569,176
Pembina Pipeline Corp.	15,410	499,186
Repsol S.A.	54,343	836,521
Santos, Ltd.	116,860	539,335
Shell plc	43,338	1,241,013
Suncor Energy, Inc.	16,650	516,932
TC Energy Corp.	15,849	616,487
TotalEnergies SE	18,100	1,067,950
Tourmaline Oil Corp.	11,328	472,063
Washington H Soul Pattinson & Co., Ltd.	38,185	773,817
Woodside Energy Group, Ltd.	1,076	24,245

		19,792,408

Paper & Forest Products—0.1%
Holmen AB - B Shares	13,256	510,786
Mondi plc	17,559	278,316
Oji Holdings Corp.	58,800	232,814
Stora Enso Oyj - R Shares	33,121	431,005
Svenska Cellulosa AB SCA - Class B	15,772	207,419
UPM-Kymmene Oyj	15,647	525,451
West Fraser Timber Co., Ltd.	2,236	159,490

		2,345,281

Passenger Airlines—0.0%
Air Canada (a)	12,071	171,039
ANA Holdings, Inc. (a)	9,000	195,457
Japan Airlines Co., Ltd.	7,700	150,142
Qantas Airways, Ltd. (a)	40,567	180,217

		696,855

Personal Care Products—0.2%
Beiersdorf AG	6,095	792,923
Haleon plc	92,055	367,257
Kao Corp.	12,600	491,990
Kobayashi Pharmaceutical Co., Ltd.	6,500	397,078
Kose Corp.	3,298	391,721
L’Oreal S.A.	724	323,919
Shiseido Co., Ltd.	8,000	375,461
Unilever plc	12,473	646,199

		3,786,548

Pharmaceuticals—0.5%
Astellas Pharma, Inc.	1,100	15,647
AstraZeneca plc	4,166	578,241

Pharmaceuticals—(Continued)
Bayer AG	4,838	308,161
Chugai Pharmaceutical Co., Ltd.	8,200	202,676
Daiichi Sankyo Co., Ltd.	15,200	554,749
Eisai Co., Ltd.	5,900	335,704
GSK plc	17,427	310,817
Hikma Pharmaceuticals plc	17,769	367,858
Ipsen S.A.	4,554	501,957
Kyowa Kirin Co., Ltd.	13,800	301,067
Merck KGaA	2,294	426,501
Nippon Shinyaku Co., Ltd.	5,900	260,187
Novartis AG	12,166	1,116,898
Novo Nordisk A/S - Class B	5,340	847,418
Ono Pharmaceutical Co., Ltd.	13,100	273,298
Orion Oyj - Class B	3,720	166,338
Otsuka Holdings Co., Ltd.	18,700	596,204
Recordati Industria Chimica e Farmaceutica S.p.A.	8,257	349,454
Roche Holding AG (Bearer Shares)	2,911	875,421
Sanofi	3,012	328,013
Shionogi & Co., Ltd.	4,900	221,640
Takeda Pharmaceutical Co., Ltd.	23,538	773,121
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	67,696	599,110
UCB S.A.	7,675	686,298

		10,996,778

Professional Services—0.1%
Adecco Group AG	4,462	162,402
Computershare, Ltd.	37,930	549,789
Intertek Group plc	2,448	122,696
Nihon M&A Center Holdings, Inc.	10,500	78,688
RELX plc	7,862	254,512
SGS S.A.	72	158,184
Teleperformance	1,754	423,645
Thomson Reuters Corp.	5,561	723,527
Wolters Kluwer NV	3,303	416,802

		2,890,245

Real Estate Management & Development—0.2%
Azrieli Group, Ltd.	2,898	166,983
CK Asset Holdings, Ltd.	63,500	384,704
Daito Trust Construction Co., Ltd.	2,200	219,566
Daiwa House Industry Co., Ltd.	9,100	214,367
FirstService Corp.	1,970	277,578
Hang Lung Properties, Ltd.	201,000	376,817
Henderson Land Development Co., Ltd.	128,000	443,141
Hongkong Land Holdings, Ltd.	26,700	117,587
LEG Immobilien SE	2,009	110,001
Lendlease Corp Ltd	41,418	201,837
Mitsubishi Estate Co., Ltd.	1,000	11,939
Mitsui Fudosan Co., Ltd.	7,800	146,582
Nomura Real Estate Holdings, Inc.	4,800	106,287
Sagax AB - Class B	4,376	101,139
Sino Land Co., Ltd.	248,000	335,904
Sumitomo Realty & Development Co., Ltd.	5,900	133,084
Sun Hung Kai Properties, Ltd.	34,500	485,240
Swire Properties, Ltd.	137,600	355,423
Swiss Prime Site AG	2,622	218,286

BHFTI-255

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Real Estate Management & Development—(Continued)
Vonovia SE	4,218	$79,321
Wharf Real Estate Investment Co., Ltd.	53,596	309,980

		4,795,766

Residential REITs—0.0%
Canadian Apartment Properties	5,031	176,485

Retail REITs—0.1%
CapitaLand Integrated Commercial Trust	127,900	190,977
Japan Metropolitan Fund Investment Corp.	149	108,732
Link REIT	23,600	151,348
Mapletree Pan Asia Commercial Trust	458,800	623,165
RioCan Real Estate Investment Trust	9,144	137,955
Scentre Group	75,506	140,096
Unibail-Rodamco-Westfield (a)	1,687	90,884
Vicinity, Ltd.	133,085	174,307

		1,617,464

Semiconductors & Semiconductor Equipment—0.2%
Advantest Corp.	2,800	259,422
ASM International NV	1,343	545,382
ASML Holding NV	638	435,942
Disco Corp.	2,268	263,874
Infineon Technologies AG	10,049	410,748
Lasertec Corp.	800	141,826
Renesas Electronics Corp. (a)	16,700	242,462
Rohm Co., Ltd.	3,273	272,626
STMicroelectronics NV	5,404	289,093
SUMCO Corp.	12,000	180,506
Tokyo Electron, Ltd.	1,500	183,408
Tower Semiconductor, Ltd. (a)	12,327	525,295

		3,750,584

Software—0.3%
Check Point Software Technologies, Ltd. (a)	5,814	755,820
Constellation Software, Inc.	179	336,532
CyberArk Software, Ltd. (a)	3,835	567,503
Dassault Systemes SE	7,307	301,779
Lumine Group, Inc. (a)	537	5,845
Nemetschek SE	4,634	317,731
Nice, Ltd. (a)	2,589	589,332
Open Text Corp.	7,945	306,454
Oracle Corp. Japan	5,900	425,828
Sage Group plc (The)	51,269	491,244
SAP SE	3,373	424,314
Temenos AG	8,693	605,096
Trend Micro, Inc.	7,200	352,995
Xero, Ltd. (a)	10,120	612,463

		6,092,936

Specialty Retail—0.1%
Fast Retailing Co., Ltd.	1,200	262,369
H & M Hennes & Mauritz AB - B Shares	8,917	127,324
Industria de Diseno Textil S.A.	22,664	761,122
Kingfisher plc	83,818	270,825

Specialty Retail—(Continued)
Nitori Holdings Co., Ltd.	2,700	325,536
USS Co., Ltd.	14,100	244,400
Zalando SE (a)	6,982	292,191
ZOZO, Inc.	5,500	125,779

		2,409,546

Technology Hardware, Storage & Peripherals—0.1%
Brother Industries, Ltd.	34,300	517,379
Canon, Inc.	16,700	374,613
FUJIFILM Holdings Corp.	11,000	558,788
Logitech International S.A.	8,805	511,556
Ricoh Co., Ltd.	29,100	218,297
Seiko Epson Corp.	31,300	445,363

		2,625,996

Textiles, Apparel & Luxury Goods—0.2%
Adidas AG	1,346	237,651
Burberry Group plc	7,380	236,143
Cie Financiere Richemont S.A. - Class A	3,305	529,794
Gildan Activewear, Inc.	15,275	507,471
Hermes International	286	579,325
Kering S.A.	321	209,503
LVMH Moet Hennessy Louis Vuitton SE	301	275,854
Moncler S.p.A.	10,903	753,608
Puma SE	3,413	210,493
Swatch Group AG (The) - Bearer Shares	993	341,435

		3,881,277

Tobacco—0.1%
British American Tobacco plc	10,714	375,469
Imperial Brands plc	19,946	458,701
Japan Tobacco, Inc.	12,500	263,833

		1,098,003

Trading Companies & Distributors—0.1%
Ashtead Group plc	2,037	124,803
Brenntag SE	2,349	176,343
Bunzl plc	12,048	455,250
IMCD NV	1,467	240,095
ITOCHU Corp.	5,000	162,815
Marubeni Corp.	17,300	235,168
Mitsubishi Corp.	10,300	370,307
Mitsui & Co., Ltd.	6,300	196,339
MonotaRO Co., Ltd.	11,900	149,603
Reece, Ltd.	11,764	137,589
Sumitomo Corp.	9,000	159,402
Toromont Industries, Ltd.	4,128	338,823
Toyota Tsusho Corp.	4,400	187,545

		2,934,082

Transportation Infrastructure—0.1%
Aena SME S.A. (a)	1,594	258,094
Aeroports de Paris (a)	1,227	175,343
Auckland International Airport, Ltd. (a)	76,649	417,274

BHFTI-256

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Transportation Infrastructure—(Continued)
Transurban Group	26,071	$248,110

		1,098,821

Water Utilities—0.1%
Severn Trent plc	21,932	778,992
United Utilities Group plc	59,624	779,692

		1,558,684

Wireless Telecommunication Services—0.2%
KDDI Corp.	51,200	1,581,134
Rogers Communications, Inc. - Class B	10,540	488,513
SoftBank Corp.	69,800	805,167
SoftBank Group Corp.	4,200	165,329
Tele2 AB - B Shares	101,210	1,008,299
Vodafone Group plc	601,513	664,845

		4,713,287

Total Common Stocks (Cost $291,587,767)		286,257,263

Foreign Government—9.3%

Sovereign—9.3%
Deutsche Bundesrepublik Inflation Linked Bond 0.500%, 04/15/30 (EUR) (d)	20,706,229	23,393,482
French Republic Government Bond OAT 0.100%, 03/01/26 (144A) (EUR) (d)	2,282,300	2,490,965
0.100%, 03/01/28 (EUR) (d)	6,372,800	7,007,368
0.100%, 03/01/29 (EUR) (d)	4,609,760	4,985,886
0.100%, 07/25/31 (144A) (EUR) (d)	2,285,840	2,461,888
0.100%, 03/01/36 (144A) (EUR) (d)	2,181,160	2,297,096
0.100%, 07/25/36 (144A) (EUR) (d)	4,710,800	4,831,042
0.100%, 07/25/47 (144A) (EUR) (d)	4,780,200	4,658,176
0.700%, 07/25/30 (144A) (EUR) (d)	4,802,840	5,435,799
1.850%, 07/25/27 (EUR) (d)	9,612,800	11,286,839
3.400%, 07/25/29 (EUR) (d)	5,702,680	7,589,687
Italy Buoni Poliennali Del Tesoro 0.100%, 05/15/23 (EUR) (d)	8,252,580	9,023,544
0.150%, 05/15/51 (144A) (EUR) (d)	4,592,480	3,217,591
0.400%, 05/15/30 (144A) (EUR) (d)	3,244,752	3,232,900
0.650%, 05/15/26 (EUR) (d)	4,225,844	4,539,848
1.250%, 09/15/32 (144A) (EUR) (d)	2,392,160	2,495,714
1.300%, 05/15/28 (144A) (EUR) (d)	2,989,450	3,240,755
2.350%, 09/15/24 (144A) (EUR) (d)	4,813,240	5,411,364
2.550%, 09/15/41 (144A) (EUR) (d)	2,601,880	3,094,917
2.600%, 09/15/23 (144A) (EUR) (d)	1,913,842	2,127,118
3.100%, 09/15/26 (144A) (EUR) (d)	3,174,550	3,717,631
United Kingdom Gilt Inflation Linked Bonds 0.125%, 03/22/24 (GBP) (d)	2,972,560	3,668,064
0.125%, 03/22/26 (GBP) (d)	1,395,220	1,735,837
0.125%, 08/10/28 (GBP) (d)	2,664,531	3,363,499
0.125%, 03/22/29 (GBP) (d)	3,050,336	3,846,035
0.125%, 08/10/31 (GBP) (d)	2,454,360	3,147,527

Sovereign—(Continued)
United Kingdom Gilt Inflation Linked Bonds
0.125%, 03/22/44 (GBP) (d)	2,972,520	3,508,516
0.125%, 08/10/48 (GBP) (d)	2,622,360	3,021,531
0.125%, 03/22/58 (GBP) (d)	1,760,075	2,005,721
0.125%, 11/22/65 (GBP) (d)	1,383,470	1,621,377
0.125%, 03/22/68 (GBP) (d)	2,597,292	3,059,565
0.250%, 03/22/52 (GBP) (d)	2,977,100	3,532,504
0.375%, 03/22/62 (GBP) (d)	3,055,640	3,862,865
0.500%, 03/22/50 (GBP) (d)	3,376,780	4,265,608
0.625%, 03/22/40 (GBP) (d)	5,907,342	7,812,858
0.625%, 11/22/42 (GBP) (d)	5,087,490	6,727,984
0.750%, 03/22/34 (GBP) (d)	5,430,250	7,346,565
0.750%, 11/22/47 (GBP) (d)	5,202,510	6,947,843
1.250%, 11/22/27 (GBP) (d)	1,152,949	1,524,939
1.250%, 11/22/32 (GBP) (d)	9,292,469	13,157,395

Total Foreign Government (Cost $254,937,041)		200,695,843

U.S. Treasury & Government Agencies—4.5%

U.S. Treasury—4.5%
U.S. Treasury Inflation Indexed Bonds 0.250%, 02/15/50 (d)	3,490,080	2,529,354
2.125%, 02/15/40 (d)	3,736,260	4,123,605
3.375%, 04/15/32 (d)	4,212,575	4,981,918
3.875%, 04/15/29 (d)	3,638,760	4,191,634
U.S. Treasury Inflation Indexed Notes 0.125%, 10/15/25 (d)	10,201,484	9,882,687
0.125%, 04/15/26 (d)	2,395,029	2,298,230
0.125%, 01/15/30 (d)	5,696,250	5,308,026
0.125%, 07/15/30 (d)	6,882,645	6,403,414
0.125%, 01/15/31 (d)	8,846,992	8,175,865
0.125%, 07/15/31 (d)	5,021,685	4,624,511
0.250%, 01/15/25 (d)	2,525,560	2,464,295
0.250%, 07/15/29 (d)	7,366,464	6,979,293
0.375%, 07/15/25 (d)	3,783,690	3,700,823
0.375%, 07/15/27 (d)	8,888,956	8,586,176
0.500%, 01/15/28 (d)	6,899,410	6,658,110
0.750%, 07/15/28 (d)	9,842,038	9,650,099
0.875%, 01/15/29 (d)	7,391,405	7,261,189

Total U.S. Treasury & Government Agencies (Cost $113,355,505)		97,819,229

Mutual Funds—2.8%

Investment Company Securities—2.8%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost $72,871,969)	548,388	60,108,809

BHFTI-257

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Preferred Stock—0.0%

Security Description	Shares	Value

Life Sciences Tools & Services—0.0%
Sartorius AG (Cost $395,128)	939	$394,120

Rights—0.0%

Health Care Equipment & Supplies—0.0%
Abiomed, Inc., (a) (b) (c) (Cost $1,188)	1,165	0

Short-Term Investments—68.2%

Mutual Funds—62.4%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.720% (e)	350,801,744	350,801,744
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (e)	364,097,839	364,097,839
Goldman Sachs Financial Square Government Fund, Institutional Class 4.730% (e)	359,964,252	359,964,252
State Street Institutional Treasury Plus Money Market Fund, Institutional Class 4.660% (e)	273,992,410	273,992,410

		1,348,856,245

U.S. Treasury—5.8%
U.S. Treasury Bill 4.523%, 06/15/23 (f) (g)	127,000,000	125,804,750

Total Short-Term Investments (Cost $1,474,659,535)		1,474,660,995

Total Investments—98.0% (Cost $2,207,808,133)		2,119,936,259
Other assets and liabilities (net)—2.0%		43,961,615

Net Assets—100.0%		$2,163,897,874

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(f)	The rate shown represents current yield to maturity.
(g)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $125,804,750.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $48,712,956, which is 2.3% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	22,510,000	BNY	04/27/23	USD	15,059,685	$506
CAD	37,810,000	BNY	04/27/23	USD	27,725,165	(260,887)
CHF	15,210,000	SSBT	04/27/23	USD	16,556,302	(108,727)
EUR	67,090,000	BNY	04/27/23	USD	72,730,458	(122,176)
EUR	108,000,000	BBH	04/27/23	USD	116,605,764	(670,796)
GBP	67,000,000	BNY	04/27/23	USD	82,277,407	(413,307)
GBP	20,200,000	BBH	04/27/23	USD	24,881,794	(48,839)
HKD	118,710,000	SSBT	04/27/23	USD	15,144,446	3,220
JPY	9,455,490,000	BNY	04/27/23		USD72,392,900	942,368

Net Unrealized Depreciation						$(678,638)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Amsterdam AEX Index Futures	04/21/23	197	EUR	29,808,070	$786,058
Australian 10 Year Treasury Bond Futures	06/15/23	2,470	AUD	303,529,482	5,164,701
Brent Crude Oil Futures	05/31/23	104	USD	8,291,920	(127,667)
Canada Government Bond 10 Year Futures	06/21/23	2,065	CAD	260,520,400	7,788,764
Cattle Feeder Futures	05/25/23	18	USD	1,847,250	984
Cattle Feeder Futures	08/31/23	97	USD	10,765,788	318,603

BHFTI-258

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Futures Contracts—(Continued)

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
Cocoa Futures	07/14/23	82	USD	2,373,080	$111,957
Cocoa Futures	09/14/23	416	USD	11,964,160	153,847
Coffee “C” Futures	07/19/23	107	USD	6,809,213	(353,015)
Copper Futures	05/26/23	136	USD	13,921,300	(184,083)
Corn Futures	07/14/23	45	USD	1,431,000	(7,460)
Corn Futures	09/14/23	292	USD	8,427,850	(72,267)
Cotton No. 2 Futures	07/07/23	157	USD	6,523,350	(221,457)
DAX Index Futures	06/16/23	68	EUR	26,854,900	757,768
Euro-BTP Futures	06/08/23	554	EUR	63,903,900	2,719,106
Euro-Bobl Futures	06/08/23	1,346	EUR	158,666,480	4,002,246
Euro-Bund Futures	06/08/23	609	EUR	82,726,560	3,400,384
Euro-Buxl 30 Year Bond Futures	06/08/23	280	EUR	39,440,800	2,911,508
FTSE 100 Index Futures	06/16/23	515	GBP	39,340,850	134,497
Gasoline RBOB Futures	05/31/23	64	USD	7,064,064	206,712
Gasoline RBOB Futures	06/30/23	22	USD	2,377,914	15,462
Gold 100 oz. Futures	06/28/23	269	USD	53,428,780	3,449,376
Hang Seng Index Futures	04/27/23	349	HKD	357,393,450	1,893,556
IBEX 35 Index Futures	04/21/23	247	EUR	22,707,204	198,076
Japanese Government 10 Year Bond Futures	06/13/23	492	JPY	72,875,040,000	9,739,154
LME Nickel Futures	06/19/23	71	USD	10,151,154	(715,224)
LME Primary Aluminum Futures	06/19/23	288	USD	17,355,600	(296,587)
LME Zinc Futures	06/19/23	185	USD	13,526,969	(944,190)
Lean Hogs Futures	06/14/23	15	USD	549,750	(71,805)
Lean Hogs Futures	08/14/23	66	USD	2,492,820	(255,773)
Live Cattle Futures	06/30/23	40	USD	2,594,000	13,226
Live Cattle Futures	08/31/23	222	USD	14,334,540	150,571
Low Sulphur Gas Oil Futures	06/12/23	123	USD	9,098,925	(618,488)
MSCI Emerging Markets Index Mini Futures	06/16/23	158	USD	7,864,450	265,117
Natural Gas Futures	05/26/23	442	USD	10,895,300	(2,597,297)
Natural Gas Futures	06/28/23	150	USD	4,098,000	(768,009)
Natural Gas Futures	08/29/23	91	USD	2,502,500	(89,673)
New York Harbor ULSD Futures	05/31/23	62	USD	6,684,468	(301,644)
New York Harbor ULSD Futures	06/30/23	22	USD	2,359,896	(150,896)
OMX Stockholm 30 Index Futures	04/21/23	1,170	SEK	259,359,750	611,136
Russell 2000 Index E-Mini Futures	06/16/23	2,330	USD	211,272,750	5,429,146
S&P 500 Index E-Mini Futures	06/16/23	590	USD	122,063,625	7,158,054
S&P TSX 60 Index Futures	06/15/23	314	CAD	75,937,760	866,407
SPI 200 Index Futures	06/15/23	401	AUD	72,089,775	293,697
Silver Futures	05/26/23	198	USD	23,914,440	2,882,597
Soyabean Futures	07/14/23	105	USD	7,746,375	(57,731)
Soybean Meal Futures	07/14/23	174	USD	8,026,620	(29,689)
Soybean Oil Futures	07/14/23	28	USD	934,416	(87,620)
Soybean Oil Futures	08/14/23	103	USD	3,413,832	(287,635)
Soybean Oil Futures	09/14/23	56	USD	1,840,608	(151,191)
Sugar No. 11 Futures	06/30/23	419	USD	10,244,382	834,620
TOPIX Index Futures	06/08/23	290	JPY	5,810,150,000	(188,065)
U.S. Treasury Long Bond Futures	06/21/23	736	USD	96,531,000	4,375,581
U.S. Treasury Note 10 Year Futures	06/21/23	2,027	USD	232,946,641	6,822,748
U.S. Treasury Note 2 Year Futures	06/30/23	1,573	USD	324,750,767	3,571,292
U.S. Treasury Note 5 Year Futures	06/30/23	2,676	USD	293,042,908	6,240,788
U.S. Treasury Ultra Long Bond Futures	06/21/23	193	USD	27,237,125	1,298,299
United Kingdom Long Gilt Bond Futures	06/28/23	1,528	GBP	157,918,800	4,573,782
WTI Crude Oil Futures	08/22/23	58	USD	4,350,000	124,568
WTI Crude Oil Futures	06/20/23	62	USD	4,695,260	(59,253)
Wheat Futures	07/14/23	244	USD	8,594,900	(155,348)
Wheat Futures	09/14/23	54	USD	1,935,225	(28,452)

Net Unrealized Appreciation					$80,443,869

BHFTI-259

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBH)—	Brown Brothers Harriman & Co.
(BNY)—	Bank of New York Mellon
(SSBT)—	State Street Bank and Trust

Currencies

(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona
(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(ETF)—	Exchange-Traded Fund
(GDR)—	Global Depositary Receipt
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$260,195	$1,633,451	$—	$1,893,646
Air Freight & Logistics	—	197,992	—	197,992
Automobile Components	—	1,612,091	—	1,612,091
Automobiles	—	3,490,350	—	3,490,350
Banks	1,090,275	5,895,892	—	6,986,167
Beverages	662,395	6,776,120	—	7,438,515
Biotechnology	—	2,511,290	—	2,511,290
Broadline Retail	1,745,489	2,534,864	—	4,280,353
Building Products	—	1,638,793	—	1,638,793
Capital Markets	872,245	3,663,012	—	4,535,257
Chemicals	295,257	10,135,934	—	10,431,191
Commercial Services & Supplies	401,440	1,509,406	—	1,910,846
Communications Equipment	—	816,054	—	816,054
Construction & Engineering	442,608	801,958	—	1,244,566
Construction Materials	—	1,504,538	—	1,504,538
Consumer Staples Distribution & Retail	2,583,761	6,112,441	—	8,696,202
Containers & Packaging	231,202	387,583	—	618,785
Diversified Consumer Services	—	655,931	—	655,931
Diversified REITs	—	570,195	—	570,195
Diversified Telecommunication Services	15,306	17,188,121	—	17,203,427
Electric Utilities	1,567,561	15,878,996	—	17,446,557
Electrical Equipment	—	767,521	—	767,521
Electronic Equipment, Instruments & Components	—	4,796,962	—	4,796,962
Energy Equipment & Services	—	594,892	—	594,892
Entertainment	794,615	5,012,819	—	5,807,434
Financial Services	209,380	2,284,393	—	2,493,773

BHFTI-260

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Food Products	$434,855	$12,938,431	$—	$13,373,286
Gas Utilities	477,973	10,075,725	—	10,553,698
Ground Transportation	1,337,003	2,905,566	—	4,242,569
Health Care Equipment & Supplies	—	8,270,356	—	8,270,356
Health Care Providers & Services	—	2,063,080	0	2,063,080
Health Care Technology	—	182,178	—	182,178
Hotels, Restaurants & Leisure	468,318	6,728,978	—	7,197,296
Household Durables	—	2,651,083	—	2,651,083
Household Products	—	2,916,106	—	2,916,106
Independent Power and Renewable Electricity Producers	483,475	2,517,064	—	3,000,539
Industrial Conglomerates	—	3,256,373	—	3,256,373
Industrial REITs	—	1,624,733	—	1,624,733
Insurance	1,012,192	5,264,347	—	6,276,539
Interactive Media & Services	—	3,095,334	—	3,095,334
IT Services	1,110,387	2,870,700	—	3,981,087
Leisure Products	—	938,629	—	938,629
Life Sciences Tools & Services	—	2,573,796	—	2,573,796
Machinery	—	5,909,291	—	5,909,291
Marine Transportation	—	282,068	—	282,068
Media	592,282	2,616,419	—	3,208,701
Metals & Mining	3,057,919	4,935,219	—	7,993,138
Multi-Utilities	989,781	3,300,846	—	4,290,627
Office REITs	—	972,382	—	972,382
Oil, Gas & Consumable Fuels	6,008,744	13,783,664	—	19,792,408
Paper & Forest Products	159,490	2,185,791	—	2,345,281
Passenger Airlines	171,039	525,816	—	696,855
Personal Care Products	—	3,786,548	—	3,786,548
Pharmaceuticals	599,110	10,397,668	—	10,996,778
Professional Services	723,527	2,166,718	—	2,890,245
Real Estate Management & Development	277,578	4,518,188	—	4,795,766
Residential REITs	176,485	—	—	176,485
Retail REITs	137,955	1,479,509	—	1,617,464
Semiconductors & Semiconductor Equipment	—	3,750,584	—	3,750,584
Software	1,972,154	4,120,782	—	6,092,936
Specialty Retail	—	2,409,546	—	2,409,546
Technology Hardware, Storage & Peripherals	—	2,625,996	—	2,625,996
Textiles, Apparel & Luxury Goods	507,471	3,373,806	—	3,881,277
Tobacco	—	1,098,003	—	1,098,003
Trading Companies & Distributors	338,823	2,595,259	—	2,934,082
Transportation Infrastructure	—	1,098,821	—	1,098,821
Water Utilities	—	1,558,684	—	1,558,684
Wireless Telecommunication Services	488,513	4,224,774	—	4,713,287
Total Common Stocks	32,696,803	253,560,460	0	286,257,263
Total Foreign Government*	—	200,695,843	—	200,695,843
Total U.S. Treasury & Government Agencies*	—	97,819,229	—	97,819,229
Total Mutual Funds*	60,108,809	—	—	60,108,809
Total Preferred Stock*	—	394,120	—	394,120
Total Rights*	—	—	0	0
Short-Term Investments
Mutual Funds	1,348,856,245	—	—	1,348,856,245
U.S. Treasury	—	125,804,750	—	125,804,750
Total Short-Term Investments	1,348,856,245	125,804,750	—	1,474,660,995
Total Investments	$1,441,661,857	$678,274,402	$0	$2,119,936,259

Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$946,094	$—	$946,094
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,624,732)	—	(1,624,732)
Total Forward Contracts	$—	$(678,638)	$—	$(678,638)

BHFTI-261

Brighthouse Funds Trust I

PanAgora Global Diversified Risk Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$89,264,388	$—	$—	$89,264,388
Futures Contracts (Unrealized Depreciation)	(8,820,519)	—	—	(8,820,519)
Total Futures Contracts	$80,443,869	$—	$—	$80,443,869

*	See Consolidated Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTI-262

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—75.5% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—5.9%
Fannie Mae 30 Yr. Pool
3.000%, 05/01/52	383,474	$344,337
4.000%, 10/01/48	453,295	440,142
4.000%, 04/01/49	284,825	275,805
4.000%, 03/01/50	206,462	199,545
4.000%, 08/01/50	283,681	273,171
4.000%, 02/01/52	672,668	643,341
Fannie Mae ARM Pool
3.993%, 12M MTA + 1.200%, 07/01/44 (a)	2,881	2,740
3.993%, 12M MTA + 1.200%, 09/01/44 (a)	8,294	7,888
4.395%, 1Y H15 + 2.360%, 11/01/34 (a)	132,078	135,369
Fannie Mae REMICS (CMO)
3.777%, 05/25/35 (a)	69,413	70,432
4.677%, 1M LIBOR + 0.060%, 07/25/37 (a)	101,362	99,205
4.995%, 1M LIBOR + 0.150%, 08/25/34 (a)	4,456	4,361
5.071%, 1M LIBOR + 0.060%, 12/25/36 (a)	13,083	12,943
5.195%, 1M LIBOR + 0.350%, 07/25/37 (a)	2,306	2,257
5.225%, 1M LIBOR + 0.380%, 07/25/37 (a)	24,636	24,151
Fannie Mae Whole Loan (CMO)
5.195%, 1M LIBOR + 0.350%, 05/25/42 (a)	21,427	21,166
Freddie Mac ARM Non-Gold Pool
4.350%, 1Y H15 + 2.225%, 01/01/34 (a)	11,896	11,924
Freddie Mac Multifamily Structured Pass-Through Certificates 2.920%, 01/25/26	4,800,000	4,634,598
Freddie Mac REMICS (CMO)
3.806%, 1M LIBOR + 0.350%, 07/15/44 (a)	1,175,399	1,148,294
5.034%, 1M LIBOR + 0.350%, 01/15/47 (a)	1,333,332	1,286,223
Freddie Mac Strips (CMO)
5.134%, 1M LIBOR + 0.450%, 09/15/42 (a)	1,288,177	1,254,191
Freddie Mac Structured Pass-Through Certificates (CMO)
4.338%, 12M MTA + 1.200%, 10/25/44 (a)	826,480	771,079
4.338%, 12M MTA + 1.200%, 02/25/45 (a)	248,561	243,605
5.105%, 1M LIBOR + 0.260%, 08/25/31 (a)	14,989	14,943
Government National Mortgage Association (CMO)
1.968%, 12M LIBOR + 0.750%, 04/20/67 (a)	1,785,772	1,783,760
3.858%, 12M LIBOR + 0.150%, 08/20/68 (a)	2,238,990	2,178,159
5.396%, 1M LIBOR + 0.830%, 08/20/66 (a)	149,465	148,493
5.459%, SOFR30A + 0.900%, 10/20/72 (a)	2,418,543	2,404,806
Uniform Mortgage-Backed Securities 30 Yr. Pool
4.000%, TBA (b)	47,665,720	45,587,975
4.500%, TBA (b)	21,900,000	21,462,661
6.500%, TBA (b)	24,000,000	24,746,250

		110,233,814

U.S. Treasury—69.6%
U.S. Treasury Inflation Indexed Bonds
0.125%, 02/15/51 (c)	17,588,281	12,169,350
0.125%, 02/15/52 (c) (d)	7,735,896	5,365,771
0.250%, 02/15/50 (c)	16,542,979	11,989,136
0.625%, 02/15/43 (c)	14,179,919	11,964,584
0.750%, 02/15/42 (c) (e)	46,418,539	40,518,307
0.750%, 02/15/45 (c)	26,241,092	22,336,192
0.875%, 02/15/47 (c) (e)	48,283,437	41,772,718

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds
1.000%, 02/15/46 (c) (e)	48,271,457	43,142,615
1.375%, 02/15/44 (c) (e)	83,872,919	81,199,470
1.750%, 01/15/28 (c) (e)	64,769,317	66,264,578
2.000%, 01/15/26 (c)	33,058,647	33,535,587
2.125%, 02/15/40 (c)	22,597,454	24,940,175
2.125%, 02/15/41 (c)	20,800,829	22,954,040
2.375%, 01/15/25 (c) (e)	65,537,585	66,328,644
2.375%, 01/15/27 (c) (d)	563,586	584,192
2.500%, 01/15/29 (c)	32,391,979	34,678,714
3.375%, 04/15/32 (c) (d)	3,265,588	3,861,983
3.625%, 04/15/28 (c)	33,415,405	37,299,511
3.875%, 04/15/29 (c) (e)	37,000,575	42,622,446
U.S. Treasury Inflation Indexed Notes
0.125%, 10/15/24 (c) (e)	44,568,322	43,528,975
0.125%, 04/15/25 (c)	9,958,198	9,647,588
0.125%, 10/15/25 (c) (d) (f) (g)	10,604,932	10,273,528
0.125%, 04/15/26 (c)	19,388,330	18,604,718
0.125%, 07/15/26 (c) (e)	65,224,302	62,823,402
0.125%, 10/15/26 (c)	16,746,615	16,079,149
0.125%, 04/15/27 (c)	10,275,307	9,786,695
0.125%, 01/15/30 (c)	14,647,500	13,649,210
0.125%, 07/15/30 (c) (e)	62,262,775	57,927,486
0.125%, 01/15/31 (c) (e)	49,353,708	45,609,766
0.125%, 07/15/31 (c) (d)	741,619	682,963
0.125%, 01/15/32 (c)	9,602,833	8,770,556
0.250%, 01/15/25 (c)	35,862,952	34,992,995
0.250%, 07/15/29 (c)	25,762,746	24,408,693
0.375%, 07/15/23 (c)	18,456,718	18,510,790
0.375%, 07/15/25 (c) (f)	11,917,362	11,656,360
0.375%, 01/15/27 (c)	26,967,560	25,988,933
0.375%, 07/15/27 (c)	27,498,298	26,561,637
0.500%, 01/15/28 (c) (e)	60,968,373	58,836,068
0.625%, 01/15/24 (c) (f) (g)	14,421,982	14,299,357
0.625%, 01/15/26 (c) (d) (f) (g)	3,071,350	3,002,605
0.625%, 07/15/32 (c) (e)	117,860,600	112,568,383
0.750%, 07/15/28 (c)	5,492,953	5,385,830
0.875%, 01/15/29 (c)	19,443,896	19,101,349
1.625%, 10/15/27 (c)	33,924,912	34,584,857

		1,290,809,906

Total U.S. Treasury & Government Agencies (Cost $1,430,871,127)		1,401,043,720

Foreign Government—9.1%

Sovereign—9.1%
Australia Government Bond
3.000%, 09/20/25 (AUD) (c)	11,150,000	11,129,966
Canadian Government Real Return Bond
4.250%, 12/01/26 (CAD) (c)	8,409,792	6,928,760
French Republic Government Bond OAT
0.100%, 03/01/26 (144A) (EUR) (c)	17,687,825	19,304,982
0.100%, 07/25/31 (144A) (EUR) (c)	1,828,672	1,969,510
0.100%, 07/25/38 (144A) (EUR) (c)	6,394,773	6,484,264
0.250%, 07/25/24 (EUR) (c)	4,743,726	5,218,405

BHFTI-263

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Foreign Government—(Continued)

Security Description	Principal Amount*	Value

Sovereign—(Continued)
Italy Buoni Poliennali Del Tesoro
0.400%, 05/15/30 (144A) (EUR) (c)	3,824,172	$3,810,204
1.400%, 05/26/25 (144A) (EUR) (c)	59,226,496	63,755,818
Japan Government CPI Linked Bonds
0.005%, 03/10/31 (JPY) (c)	379,371,600	2,968,685
0.100%, 03/10/28 (JPY) (c)	1,648,348,420	12,842,903
0.100%, 03/10/29 (JPY) (c)	2,173,877,610	17,093,039
Mexican Bonos
7.750%, 05/29/31 (MXN)	97,900,000	5,095,472
New Zealand Government Inflation Linked Bonds
2.500%, 09/20/35 (NZD) (c)	1,848,000	1,172,438
3.000%, 09/20/30 (NZD) (c)	11,600,000	9,724,960
Qatar Government International Bond
3.875%, 04/23/23	700,000	698,880

Total Foreign Government (Cost $286,361,398)		168,198,286

Asset-Backed Securities—8.8%

Asset-Backed - Home Equity—1.0%
ACE Securities Corp. Home Equity Loan Trust
5.245%, 1M LIBOR + 0.400%, 03/25/37 (a)	457,147	199,424
5.895%, 1M LIBOR + 1.050%, 12/25/33 (a)	1,052,569	1,008,783
Asset Backed Securities Corp. Home Equity Loan Trust
5.670%, 1M LIBOR + 0.825%, 04/25/34 (a)	1,310,194	1,210,264
Citigroup Mortgage Loan Trust, Inc.
5.025%, 1M LIBOR + 0.180%, 03/25/37 (a)	823,674	666,714
5.135%, 1M LIBOR + 0.290%, 09/25/36 (144A) (a)	931,091	877,275
5.535%, 1M LIBOR + 0.690%, 10/25/35 (a)	3,700,000	3,325,990
First NLC Trust
4.915%, 1M LIBOR + 0.070%, 08/25/37 (144A) (a)	799,186	406,403
GSAA Home Equity Trust
6.720%, 03/25/46 (h)	304,180	173,437
Home Equity Asset Trust
4.424%, 1M LIBOR + 0.675%, 02/25/36 (a)	1,699,434	1,620,134
5.700%, 1M LIBOR + 0.855%, 08/25/34 (a)	280,271	271,838
HSI Asset Securitization Corp. Trust
4.945%, 1M LIBOR + 0.100%, 10/25/36 (a)	4,067	1,624
MASTR Asset-Backed Securities Trust
5.595%, 1M LIBOR + 0.750%, 10/25/35 (a)	97,880	88,427
Morgan Stanley ABS Capital, Inc. Trust
5.505%, 1M LIBOR + 0.660%, 01/25/35 (a)	630,709	605,004
5.520%, 1M LIBOR + 0.675%, 09/25/35 (a)	1,300,000	1,211,630
New Century Home Equity Loan Trust
5.610%, 1M LIBOR + 0.765%, 02/25/35 (a)	329,965	306,091
Nomura Home Equity Loan, Inc
5.280%, 1M LIBOR + 0.435%, 03/25/36 (a)	1,453,084	1,415,950
NovaStar Mortgage Funding Trust
5.550%, 1M LIBOR + 0.705%, 01/25/36 (a)	606,539	602,368
RASC Trust
5.305%, 1M LIBOR + 0.230%, 06/25/36 (a)	3,301,202	3,128,020
Soundview Home Loan Trust
5.025%, 1M LIBOR + 0.180%, 07/25/37 (a)	318,892	267,320
5.045%, 1M LIBOR + 0.200%, 06/25/37 (a)	1,935,781	1,367,256

		18,753,952

Security Description	Principal Amount*	Value

Asset-Backed - Other—7.6%
522 Funding CLO, Ltd.
5.848%, 3M LIBOR + 1.040%, 10/20/31 (144A) (a)	1,500,000	1,470,445
ACAS CLO, Ltd.
5.685%, 3M LIBOR + 0.890%, 10/18/28 (144A) (a)	1,552,900	1,528,606
AMMC CLO 16, Ltd.
5.772%, 3M LIBOR + 0.980%, 04/14/29 (144A) (a)	1,541,754	1,537,811
AMMC CLO XII, Ltd.
5.809%, 3M LIBOR + 0.950%, 11/10/30 (144A) (a)	994,798	982,103
Anchorage Capital CLO 11, Ltd.
5.955%, 3M LIBOR + 1.140%, 07/22/32 (144A) (a)	1,600,000	1,570,674
Anchorage Capital CLO 6, Ltd.
5.842%, 3M LIBOR + 1.050%, 07/15/30 (144A) (a)	1,290,526	1,276,621
Anchorage Capital CLO 9, Ltd.
5.932%, 3M LIBOR + 1.140%, 07/15/32 (144A) (a)	300,000	294,844
Apidos CLO XXVI
5.695%, 3M LIBOR + 0.900%, 07/18/29 (144A) (a)	1,600,000	1,584,382
Apidos CLO XXVII
5.722%, 3M LIBOR + 0.930%, 07/17/30 (144A) (a)	1,700,000	1,680,248
Arbor Realty Commercial Real Estate Notes, Ltd.
6.008%, SOFR30A + 1.450%, 01/15/37 (144A) (a)	2,600,000	2,553,416
Ares European CLO VI DAC
2.898%, 3M EURIBOR + 0.610%, 04/15/30 (144A) (EUR) (a)	688,812	727,405
Ares L CLO, Ltd.
5.842%, 3M LIBOR + 1.050%, 01/15/32 (144A) (a)	700,000	687,827
Ares LII CLO, Ltd.
5.865%, 3M LIBOR + 1.050%, 04/22/31 (144A) (a)	1,700,000	1,674,459
Argent Securities Trust
5.165%, 1M LIBOR + 0.320%, 05/25/36 (a)	228,544	55,184
Atlas Senior Loan Fund, Ltd.
5.882%, 3M LIBOR + 1.090%, 01/15/31 (144A) (a)	589,321	578,987
5.942%, 3M LIBOR + 1.150%, 01/16/30 (144A) (a)	2,029,727	2,009,826
Barings CLO, Ltd.
5.878%, 3M LIBOR + 1.070%, 01/20/32 (144A) (a)	1,900,000	1,869,155
BDS LLC
6.556%, 1M TSFR + 1.800%, 03/19/39 (144A) (a)	1,900,000	1,872,587
Benefit Street Partners CLO XII, Ltd.
5.742%, 3M LIBOR + 0.950%, 10/15/30 (144A) (a)	988,456	977,043
Birch Grove CLO, Ltd.
5.996%, 3M LIBOR + 1.130%, 06/15/31 (144A) (a)	1,000,000	980,000
Black Diamond CLO DAC
3.702%, 3M EURIBOR + 0.650%, 10/03/29 (144A) (EUR) (a)	15,052	16,321
5.804%, 3M LIBOR + 1.050%, 10/03/29 (144A) (a)	9,761	9,760
Blackrock European CLO IV DAC
3.138%, 3M EURIBOR + 0.850%, 07/15/30 (144A) (EUR) (a)	1,180,029	1,254,071
BlueMountain CLO XXII, Ltd.
5.872%, 3M LIBOR + 1.080%, 07/15/31 (144A) (a)	500,000	493,847
BlueMountain EUR CLO DAC
3.239%, 3M EURIBOR + 0.790%, 04/25/32 (144A) (EUR) (a)	1,080,446	1,145,670
Capital Four U.S. CLO II, Ltd.
5.814%, 3M TSFR + 2.140%, 10/20/30 (144A) (a)	900,000	897,829
Carlyle Euro CLO DAC
3.284%, 3M EURIBOR + 0.630%, 08/15/30 (144A) (EUR) (a)	1,066,752	1,129,708

BHFTI-264

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Carlyle Global Market Strategies CLO, Ltd.
3.404%, 3M EURIBOR + 0.750%, 11/15/31 (144A) (EUR) (a)	1,600,000	$1,684,197
5.762%, 3M LIBOR + 0.970%, 04/17/31 (144A) (a)	498,484	493,159
5.819%, 3M LIBOR + 0.950%, 08/14/30 (144A) (a)	2,208,601	2,182,162
5.895%, 3M LIBOR + 1.080%, 04/22/32 (144A) (a)	400,000	391,697
Carlyle U.S. CLO, Ltd.
5.808%, 3M LIBOR + 1.000%, 04/20/31 (144A) (a)	1,600,000	1,574,638
5.972%, 3M LIBOR + 1.180%, 01/15/30 (144A) (a)	500,000	495,444
Catamaran CLO, Ltd.
5.915%, 3M LIBOR + 1.100%, 04/22/30 (144A) (a)	1,898,160	1,880,818
CBAM, Ltd.
6.058%, 3M LIBOR + 1.250%, 07/20/30 (144A) (a)	686,377	680,789
Cedar Funding CLO, Ltd.
5.892%, 3M LIBOR + 1.100%, 07/17/31 (144A) (a)	800,000	788,428
CIFC European Funding CLO III DAC
3.338%, 3M EURIBOR + 1.050%, 01/15/34 (144A) (EUR) (a)	800,000	841,794
CIFC Funding, Ltd.
5.766%, 3M LIBOR + 0.950%, 10/24/30 (144A) (a)	2,421,927	2,386,955
5.795%, 3M LIBOR + 1.000%, 04/18/31 (144A) (a)	1,900,000	1,875,667
5.825%, 3M LIBOR + 1.010%, 04/23/29 (144A) (a)	507,000	502,466
CIT Mortgage Loan Trust
6.195%, 1M LIBOR + 1.350%, 10/25/37 (144A) (a)	477,719	475,492
6.345%, 1M LIBOR + 1.500%, 10/25/37 (144A) (a)	4,400,000	4,201,597
Contego CLO VIII DAC
3.033%, 3M EURIBOR + 0.640%, 01/23/30 (144A) (EUR) (a)	798,162	843,514
CQS U.S. CLO, Ltd.
7.289%, 3M TSFR + 2.650%, 07/20/31 (144A) (a)	2,380,320	2,373,146
Credit-Based Asset Servicing and Securitization LLC
4.737%, 1M LIBOR + 0.120%, 07/25/37 (144A) (a)	66,558	43,369
4.837%, 1M LIBOR + 0.220%, 07/25/37 (144A) (a)	1,326,499	865,656
Crestline Denali CLO XIV, Ltd.
5.955%, 3M LIBOR + 1.140%, 10/23/31 (144A) (a)	1,098,289	1,078,308
Crestline Denali CLO XV, Ltd.
5.838%, 3M LIBOR + 1.030%, 04/20/30 (144A) (a)	1,029,660	1,019,092
CSAB Mortgage-Backed Trust
6.220%, 09/25/36 (h)	398,242	132,373
CWABS Asset-Backed Certificates Trust
5.035%, 1M LIBOR + 0.190%, 11/25/37 (a)	4,982,647	4,517,850
5.585%, 1M LIBOR + 0.740%, 08/25/47 (a)	22,545	21,291
Dryden 35 Euro CLO DAC
3.308%, 3M EURIBOR + 0.980%, 01/17/33 (144A) (EUR) (a)	800,000	837,682
Dryden 44 Euro CLO B.V.
3.168%, 3M EURIBOR + 0.880%, 04/15/34 (144A) (EUR) (a)	1,300,000	1,360,069
Dryden 52 Euro CLO DAC
3.514%, 3M EURIBOR + 0.860%, 05/15/34 (144A) (EUR) (a)	1,000,000	1,058,104
Dryden 60 CLO, Ltd.
5.842%, 3M LIBOR + 1.050%, 07/15/31 (144A) (a)	700,000	691,186
Dryden 64 CLO, Ltd.
5.765%, 3M LIBOR + 0.970%, 04/18/31 (144A) (a)	700,000	689,588
Ellington Loan Acquisition Trust
5.945%, 1M LIBOR + 1.100%, 05/25/37 (144A) (a)	1,143,036	1,086,177

Asset-Backed - Other—(Continued)
Fidelity Grand Harbour CLO DAC
3.246%, 3M EURIBOR + 1.200%, 03/15/32 (144A) (EUR) (a)	900,000	952,661
First Franklin Mortgage Loan Trust
4.965%, 1M LIBOR + 0.120%, 12/25/36 (a)	8,677,147	7,211,077
5.155%, 1M LIBOR + 0.310%, 07/25/36 (a)	1,689,032	1,575,067
Gallatin CLO VIII, Ltd.
5.169%, 3M LIBOR + 1.090%, 07/15/31 (144A) (a)	400,000	393,754
GoldenTree Loan Management U.S. CLO 2, Ltd.
5.718%, 3M LIBOR + 0.910%, 11/20/30 (144A) (a)	800,000	791,670
GSAMP Trust
5.580%, 1M LIBOR + 0.735%, 09/25/35 (a)	98,974	95,359
HalseyPoint CLO 3, Ltd.
6.252%, 3M LIBOR + 1.450%, 11/30/32 (144A) (a)	500,000	494,409
HSI Asset Securitization Corp. Trust
5.165%, 1M LIBOR + 0.320%, 05/25/37 (a)	93,263	92,557
JPMorgan Mortgage Acquisition Trust
5.055%, 1M LIBOR + 0.210%, 10/25/36 (a)	51,575	50,586
KKR CLO, Ltd.
5.972%, 3M LIBOR + 1.180%, 01/15/31 (144A) (a)	500,000	494,083
Laurelin DAC
3.062%, 3M EURIBOR + 0.720%, 10/20/31 (EUR) (a)	700,000	737,796
LCM XIII L.P.
5.668%, 3M LIBOR + 0.870%, 07/19/27 (144A) (a)	1,836,454	1,822,828
LCM XXV, Ltd.
5.739%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	859,610	844,797
LoanCore Issuer, Ltd.
6.108%, SOFR30A + 1.550%, 01/17/37 (144A) (a)	2,100,000	2,051,112
Long Beach Mortgage Loan Trust
5.085%, 1M LIBOR + 0.240%, 08/25/36 (a)	874,995	361,488
M360 2021-CRE3, Ltd.
6.252%, 1M LIBOR + 1.500%, 11/22/38 (144A) (a)	600,000	589,508
Madison Park Euro Funding IX DAC
3.168%, 3M EURIBOR + 0.880%, 07/15/35 (144A) (EUR) (a)	700,000	728,557
Madison Park Funding XLI, Ltd.
5.645%, 3M LIBOR + 0.830%, 04/22/27 (144A) (a)	1,885,844	1,873,213
Madison Park Funding XXVI, Ltd.
6.002%, 3M LIBOR + 1.200%, 07/29/30 (144A) (a)	398,436	395,278
Man GLG Euro CLO II DAC
3.158%, 3M EURIBOR + 0.870%, 01/15/30 (144A) (EUR) (a)	495,180	529,480
Marathon Static CLO, Ltd.
6.859%, 3M TSFR + 2.220%, 07/20/30 (144A) (a)	870,722	867,892
MF1, Ltd.
5.841%, 1M LIBOR + 1.080%, 10/16/36 (144A) (a)	700,000	678,696
6.906%, 1M TSFR + 2.150%, 06/19/37 (144A) (a)	1,800,000	1,782,041
Morgan Stanley ABS Capital I, Inc. Trust
5.820%, 1M LIBOR + 0.975%, 07/25/34 (a)	45,022	42,746
5.895%, 1M LIBOR + 1.050%, 06/25/35 (a)	1,232,000	1,094,802
Morgan Stanley IXIS Real Estate Capital Trust
4.895%, 1M LIBOR + 0.050%, 11/25/36 (a)	523	169
Mountain View CLO LLC
5.882%, 3M LIBOR + 1.090%, 10/16/29 (144A) (a)	1,580,882	1,564,275
OAK Hill European Credit Partners VII DAC
3.082%, 3M EURIBOR + 0.740%, 10/20/31 (EUR) (a)	2,100,000	2,215,264

BHFTI-265

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Oaktree CLO, Ltd.
5.925%, 3M LIBOR + 1.110%, 04/22/30 (144A) (a)	600,000	$590,867
OCP Euro CLO DAC
3.108%, 3M EURIBOR + 0.820%, 01/15/32 (144A) (EUR) (a)	888,712	948,233
Octagon Investment Partners 18-R, Ltd.
5.752%, 3M LIBOR + 0.960%, 04/16/31 (144A) (a)	1,200,000	1,186,152
Octagon Investment Partners XXI, Ltd.
5.869%, 3M LIBOR + 1.000%, 02/14/31 (144A) (a)	1,100,000	1,077,378
OSD CLO, Ltd.
5.662%, 3M LIBOR + 0.870%, 04/17/31 (144A) (a)	2,265,223	2,222,424
OZLM IX, Ltd.
5.908%, 3M LIBOR + 1.100%, 10/20/31 (144A) (a)	500,000	490,562
OZLM VIII, Ltd.
5.772%, 3M LIBOR + 0.980%, 10/17/29 (144A) (a)	2,190,246	2,166,259
OZLM XXIV, Ltd.
5.968%, 3M LIBOR + 1.160%, 07/20/32 (144A) (a)	300,000	293,237
Palmer Square European Loan Funding Trust
3.993%, 3M EURIBOR + 1.950%, 04/12/32 (144A) (EUR) (a)	4,800,000	5,180,248
Palmer Square Loan Funding, Ltd.
5.592%, 3M LIBOR + 0.800%, 10/15/29 (144A) (a)	2,584,404	2,551,535
5.608%, 3M LIBOR + 0.800%, 07/20/29 (144A) (a)	2,574,976	2,545,163
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.580%, 1M LIBOR + 0.735%, 09/25/35 (a)	117,316	110,913
5.895%, 1M LIBOR + 1.050%, 10/25/34 (a)	2,433,529	2,370,163
Romark CLO, Ltd.
5.845%, 3M LIBOR + 1.030%, 10/23/30 (144A) (a)	1,300,000	1,285,383
Saranac CLO, Ltd.
6.294%, 3M LIBOR + 1.140%, 08/13/31 (144A) (a)	1,800,000	1,764,000
Saxon Asset Securities Trust
5.155%, 1M LIBOR + 0.310%, 09/25/37 (a)	526,025	492,037
Securitized Asset-Backed Receivables LLC Trust
5.145%, 1M LIBOR + 0.300%, 07/25/36 (a)	286,016	115,589
5.165%, 1M LIBOR + 0.320%, 07/25/36 (a)	3,137,861	1,078,080
Segovia European CLO DAC
3.222%, 3M EURIBOR + 0.880%, 07/20/32 (144A) (EUR) (a)	300,000	316,756
Small Business Administration Participation Certificates
5.510%, 11/01/27	296,141	295,177
Sound Point CLO IX, Ltd.
6.018%, 3M LIBOR + 1.210%, 07/20/32 (144A) (a)	1,400,000	1,370,653
Sound Point CLO XV, Ltd.
5.715%, 3M LIBOR + 0.900%, 01/23/29 (144A) (a)	1,126,822	1,118,341
Soundview Home Loan Trust
4.965%, 1M LIBOR + 0.120%, 11/25/36 (144A) (a)	40,375	11,267
Structured Asset Securities Corp. Mortgage Loan Trust
6.162%, 1M LIBOR + 1.500%, 04/25/35 (a)	66,902	64,579
TCW CLO, Ltd.
5.788%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	900,000	887,538
THL Credit Wind River CLO, Ltd.
5.872%, 3M LIBOR + 1.080%, 04/15/31 (144A) (a)	2,000,000	1,957,400
Toro European CLO 5 DAC
3.028%, 3M EURIBOR + 0.740%, 10/15/30 (144A) (EUR) (a)	1,998,189	2,105,798

Asset-Backed - Other—(Continued)
Tralee CLO VII, Ltd.
6.138%, 3M LIBOR + 1.320%, 04/25/34 (144A) (a)	1,400,000	1,369,127
TRTX Issuer, Ltd.
6.208%, SOFR30A + 1.650%, 02/15/39 (144A) (a)	800,000	778,994
Venture 33 CLO, Ltd.
5.852%, 3M LIBOR + 1.060%, 07/15/31 (144A) (a)	300,000	294,765
Venture XVII CLO, Ltd.
5.672%, 3M LIBOR + 0.880%, 04/15/27 (144A) (a)	808,773	802,806
Venture XXIV CLO, Ltd.
5.708%, 3M LIBOR + 0.900%, 10/20/28 (144A) (a)	892,413	882,948
Venture XXV CLO, Ltd.
5.828%, 3M LIBOR + 1.020%, 04/20/29 (144A) (a)	186,786	185,237
Vibrant CLO XI, Ltd.
5.928%, 3M LIBOR + 1.120%, 07/20/32 (144A) (a)	900,000	878,926
VMC Finance LLC
6.459%, SOFR30A + 1.900%, 02/18/39 (144A) (a)	400,000	394,815
Voya CLO, Ltd.
5.695%, 3M LIBOR + 0.900%, 01/18/29 (144A) (a)	1,240,067	1,230,316
5.772%, 3M LIBOR + 0.980%, 06/07/30 (144A) (a)	268,510	264,683
Wellfleet CLO, Ltd.
5.698%, 3M LIBOR + 0.890%, 07/20/29 (144A) (a)	358,178	354,928
5.868%, 3M LIBOR + 1.060%, 10/20/29 (144A) (a)	528,857	523,131
Wind River CLO, Ltd.
5.845%, 3M LIBOR + 1.050%, 07/18/31 (144A) (a)	597,541	587,289

		141,406,399

Asset-Backed - Student Loan—0.2%
SLM Student Loan Trust
5.368%, 3M LIBOR + 0.550%, 10/25/64 (144A) (a)	2,308,033	2,252,160
6.318%, 3M LIBOR + 1.500%, 04/25/23 (a)	1,972,530	1,965,430

		4,217,590

Total Asset-Backed Securities (Cost $166,427,349)		164,377,941

Corporate Bonds & Notes—3.7%

Banks—2.3%
Banco Bilbao Vizcaya Argentaria S.A.
5.875%, 5Y EUR Swap + 5.660%, 09/24/23 (EUR) (a)	200,000	206,281
Bank of America Corp.
5.875%, 3M LIBOR + 2.931%, 03/15/28 (a)	1,570,000	1,412,607
Credit Suisse Group AG
0.650%, 1Y EUR Swap + 0.770%, 01/14/28 (EUR) (a)	100,000	89,515
1.000%, 1Y EURIBOR ICE Swap + 1.050%, 06/24/27 (EUR) (a)	100,000	93,368
2.125%, 1Y UKG + 1.550%, 11/15/29 (GBP) (a)	100,000	97,238
7.000%, 1Y UKG + 4.200%, 09/30/27 (GBP) (a)	100,000	123,515
7.750%, 1M EURIBOR ICE Swap + 4.950%, 03/01/29 (EUR) (a)	100,000	118,123
Lloyds Banking Group plc
4.947%, 5Y EURIBOR ICE Swap + 5.290%, 06/27/25 (EUR) (a)	900,000	877,225
NatWest Group plc
4.519%, 3M LIBOR + 1.550%, 06/25/24 (a)	1,700,000	1,691,772
6.684%, 3M LIBOR + 1.550%, 06/25/24 (a)	2,600,000	2,597,216

BHFTI-266

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
Nykredit Realkredit A/S
0.500%, 10/01/43 (DKK)	19,989,437	$2,233,395
1.000%, 10/01/50 (DKK)	173,578,597	18,643,991
1.000%, 10/01/53 (DKK)	6,825,292	724,730
1.500%, 10/01/53 (DKK)	28,900,163	3,240,433
2.500%, 10/01/47 (DKK)	5,341	696
UniCredit S.p.A.
7.830%, 12/04/23 (144A)	10,700,000	10,754,399

		42,904,504

Chemicals—0.0%
Syngenta Finance NV
4.441%, 04/24/23 (144A)	400,000	399,521

Distribution/Wholesale—0.0%
Toyota Tsusho Corp.
3.625%, 09/13/23	200,000	198,504

Diversified Financial Services—1.3%
Avolon Holdings Funding, Ltd.
2.528%, 11/18/27 (144A)	114,000	96,486
Jyske Realkredit A/S
0.500%, 10/01/43 (DKK)	6,609,469	738,017
1.000%, 10/01/50 (DKK)	23,801,481	2,562,617
1.000%, 10/01/53 (DKK)	11,699,508	1,157,880
1.500%, 10/01/53 (DKK)	9,203,752	1,023,179
2.000%, 10/01/53 (DKK)	7,282,372	813,553
2.500%, 10/01/47 (DKK)	3,507	456
Mitsubishi HC Capital, Inc.
3.960%, 09/19/23 (144A)	400,000	397,404
Nordea Kredit Realkreditaktieselskab
0.500%, 10/01/43 (DKK)	2,697,833	302,037
1.000%, 10/01/50 (DKK)	60,093,630	6,473,580
1.500%, 10/01/53 (DKK)	11,299,170	1,183,162
2.000%, 10/01/53 (144A) (DKK)	699,656	80,900
2.000%, 10/01/53 (DKK)	4,299,311	479,514
2.500%, 10/01/47 (DKK)	910	118
Realkredit Danmark A/S
1.000%, 10/01/50 (DKK)	62,674,654	6,734,336
1.000%, 10/01/53 (DKK)	5,956,837	632,613
1.500%, 10/01/53 (DKK)	4,341,213	487,920
2.000%, 10/01/53 (DKK)	2,691,755	300,117
2.500%, 04/01/47 (DKK)	8,540	1,110

		23,464,999

Electric—0.0%
Eversource Energy
2.900%, 10/01/24	100,000	96,413

Gas—0.0%
Southern Co. Gas Capital Corp.
2.450%, 10/01/23	200,000	196,759

Home Builders—0.1%
DR Horton, Inc.
5.750%, 08/15/23	900,000	900,430

Insurance—0.0%
Reliance Standard Life Global Funding II
3.850%, 09/19/23 (144A)	100,000	99,179

Pharmaceuticals—0.0%
Shire Acquisitions Investments Ireland DAC
2.875%, 09/23/23	40,000	39,511

Software—0.0%
VMware, Inc.
3.900%, 08/21/27	300,000	287,186

Total Corporate Bonds & Notes (Cost $88,009,288)		68,587,006

Mortgage-Backed Securities—1.9%

Collateralized Mortgage Obligations—1.8%
Alternative Loan Trust
4.941%, 1M LIBOR + 0.180%, 02/20/47 (a)	412,420	306,549
5.000%, 07/25/35	133,003	80,920
5.085%, 1M LIBOR + 0.240%, 06/25/36 (a)	1,147,683	1,004,520
5.205%, 1M LIBOR + 0.360%, 05/25/47 (a)	117,716	97,099
5.405%, 1M LIBOR + 0.560%, 12/25/35 (a)	15,758	13,574
5.500%, 06/25/25	394,906	323,339
6.000%, 03/25/37	3,058,204	1,226,257
6.000%, 04/25/37	535,828	457,203
Banc of America Funding Trust
4.160%, 02/20/36 (a)	122,845	111,420
Banc of America Mortgage Trust
3.311%, 06/25/35 (a)	29,333	24,151
4.013%, 09/25/35 (a)	24,983	20,993
Bear Stearns Adjustable Rate Mortgage Trust
4.147%, 03/25/35 (a)	125,503	112,873
Bear Stearns ALT-A Trust
3.964%, 09/25/35 (a)	449,181	272,813
5.165%, 1M LIBOR + 0.320%, 02/25/34 (a)	64,082	55,151
Chase Mortgage Finance Trust
3.726%, 02/25/37 (a)	16,019	14,707
CHL Mortgage Pass-Through Trust
5.425%, 1M LIBOR + 0.580%, 04/25/35 (a)	259,048	227,666
6.000%, 03/25/37	790,516	399,489
Citigroup Mortgage Loan Trust, Inc.
3.950%, 1Y H15 + 2.400%, 05/25/35 (a)	2,604	2,371
4.026%, 03/25/37 (a)	1,212,174	1,026,973
6.498%, 08/25/35 (a)	711	645
Countrywide Home Reperforming Loan REMIC Trust
5.185%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	30,118	27,316
Credit Suisse Mortgage Capital Certificates
3.188%, 11/30/37 (144A) (a)	2,596,851	2,368,300
4.995%, 1M LIBOR + 0.150%, 09/29/36 (144A) (a)	652,985	630,349
5.494%, 10/26/36 (144A) (a)	40,750	34,607
Deutsche ALT-B Securities Mortgage Loan Trust
4.945%, 1M LIBOR + 0.100%, 10/25/36 (a)	9,374	7,817
6.369%, 10/25/36 (h)	164,287	145,400
6.386%, 10/25/36 (h)	164,287	145,398
Eurosail-UK plc
5.221%, SONIA + 1.069%, 06/13/45 (GBP) (a)	853,742	1,045,037

BHFTI-267

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
First Horizon Alternative Mortgage Securities Trust
4.863%, 06/25/34 (a)	63,984	$58,452
Great Hall Mortgages No. 1 plc
4.420%, SONIA + 0.249%, 03/18/39 (GBP) (a)	45,505	55,406
4.440%, SONIA + 0.269%, 06/18/38 (GBP) (a)	21,112	25,776
GreenPoint Mortgage Funding Trust
5.205%, 1M LIBOR + 0.360%, 09/25/46 (a)	293,158	250,758
5.285%, 1M LIBOR + 0.440%, 06/25/45 (a)	116,595	105,494
5.385%, 1M LIBOR + 0.540%, 11/25/45 (a)	82,646	73,675
GSR Mortgage Loan Trust
3.591%, 05/25/35 (a)	126,993	102,935
3.817%, 12/25/34 (a)	152,043	131,749
3.968%, 11/25/35 (a)	126,994	103,522
4.052%, 09/25/35 (a)	49,371	45,443
4.367%, 01/25/35 (a)	34,316	30,572
HarborView Mortgage Loan Trust
4.951%, 1M LIBOR + 0.190%, 09/19/37 (a)	16,844	14,238
5.201%, 1M LIBOR + 0.440%, 05/19/35 (a)	26,651	23,416
5.321%, 1M LIBOR + 0.560%, 02/19/36 (a)	74,405	37,890
5.661%, 1M LIBOR + 0.900%, 06/20/35 (a)	158,138	136,672
IndyMac INDA Mortgage Loan Trust
3.700%, 11/25/35 (a)	25,601	24,078
JPMorgan Mortgage Trust
3.410%, 07/27/37 (144A) (a)	261,064	234,672
3.577%, 06/25/35 (a)	11,966	11,857
3.754%, 02/25/35 (a)	44,962	40,525
3.757%, 07/25/35 (a)	42,485	38,751
4.015%, 08/25/35 (a)	73,144	59,210
4.029%, 09/25/35 (a)	12,458	10,591
4.183%, 07/25/35 (a)	21,199	19,965
4.207%, 08/25/35 (a)	55,999	51,110
Lehman XS Trust
5.385%, 1M LIBOR + 0.540%, 12/25/35 (a)	67,190	57,283
7.145%, 1M LIBOR + 2.300%, 12/25/37 (a)	2,210,337	2,157,644
MASTR Adjustable Rate Mortgages Trust
2.919%, 12/25/33 (a)	17,538	15,381
3.866%, 11/21/34 (a)	35,771	32,979
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
5.124%, 1M LIBOR + 0.440%, 12/15/30 (a)	7,446	6,867
5.384%, 1M LIBOR + 0.700%, 11/15/31 (a)	51,809	48,421
Mill City Mortgage Loan Trust
2.750%, 08/25/59 (144A) (a)	540,265	510,827
New Residential Mortgage Loan Trust
2.750%, 07/25/59 (144A) (a)	4,442,349	4,138,183
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
5.895%, 1M LIBOR + 1.050%, 04/25/35 (a)	2,000,000	1,950,560
Residential Accredit Loans, Inc.
3.677%, 10/25/37 (a)	635,477	538,052
4.498%, 12M MTA + 1.360%, 09/25/45 (a)	51,533	44,125
5.145%, 1M LIBOR + 0.300%, 08/25/35 (a)	45,178	33,610
Residential Asset Securitization Trust
6.500%, 09/25/36	268,935	97,795
Residential Mortgage Securities 32 plc
5.421%, SONIA + 1.250%, 06/20/70 (144A) (GBP) (a)	2,052,271	2,524,140

Collateralized Mortgage Obligations—(Continued)
Sequoia Mortgage Trust
5.161%, 1M LIBOR + 0.400%, 07/20/36 (a)	233,915	196,674
5.461%, 1M LIBOR + 0.700%, 10/19/26 (a)	12,552	11,819
Structured Adjustable Rate Mortgage Loan Trust
4.538%, 12M MTA + 1.400%, 01/25/35 (a)	47,244	38,486
5.193%, 02/25/34 (a)	31,692	29,187
Structured Asset Mortgage Investments II Trust
5.225%, 1M LIBOR + 0.380%, 06/25/36 (a)	15,200	14,359
5.261%, 1M LIBOR + 0.500%, 07/19/35 (a)	48,669	42,626
5.265%, 1M LIBOR + 0.420%, 05/25/36 (a)	12,999	8,410
5.421%, 1M LIBOR + 0.660%, 10/19/34 (a)	21,821	20,048
TBW Mortgage-Backed Trust
6.515%, 07/25/37 (h)	144,680	57,318
Towd Point Mortgage Funding
5.036%, SONIA + 1.144%, 10/20/51 (GBP) (a)	3,634,726	4,485,930
Towd Point Mortgage Trust
5.845%, 1M LIBOR + 1.000%, 10/25/59 (144A) (a)	871,103	865,381
Wachovia Mortgage Loan Trust
1.759%, 1M LIBOR + 0.460%, 01/25/37 (a)	1,545,652	582,802
WaMu Mortgage Pass-Through Certificates Trust
2.806%, 08/25/35 (a)	9,725	8,371
3.342%, 11/25/36 (a)	3,511,956	2,906,780
3.603%, 12M MTA + 0.810%, 12/25/46 (a)	29,328	25,160
3.768%, 12/25/35 (a)	46,618	41,290
3.908%, 12M MTA + 0.770%, 05/25/47 (a)	158,418	123,066
4.138%, 12M MTA + 1.000%, 02/25/46 (a)	53,639	46,405
4.138%, 12M MTA + 1.000%, 08/25/46 (a)	1,632,544	1,471,060
4.186%, 12M MTA + 1.048%, 07/25/46 (a)	316,957	252,170
4.338%, 12M MTA + 1.200%, 11/25/42 (a)	5,941	5,325
4.638%, 12M MTA + 1.500%, 11/25/46 (a)	96,235	81,400
Wells Fargo Mortgage-Backed Securities Trust
4.637%, 04/25/36 (a)	34,164	31,507

		35,371,135

Commercial Mortgage-Backed Securities—0.1%
JPMorgan Chase Commercial Mortgage Securities Trust
6.134%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	1,060,456	1,010,095

Total Mortgage-Backed Securities (Cost $39,448,395)		36,381,230

Convertible Preferred Stock—0.1%

Banks—0.1%
Wells Fargo & Co., Series L , 7.500% (Cost $900,000)	900	1,058,625

Short-Term Investments—44.7%

Repurchase Agreements—44.7%
Barclays Capital, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/04/23 with a maturity value of $128,617,218; U.S. Government Agency Obligations with rates ranging from 2.500% - 3.000%, with maturity dates ranging from 03/20/50 - 08/20/51 with a market value of $134,478,071	128,600,000	128,600,000

BHFTI-268

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Short-Term Investments—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Barclays Capital, Inc. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/04/23 with a maturity value of $128,617,254; collateralized by U.S. Treasury Bonds at 4.500%, maturing 08/15/39 with a market value of $130,493,404	128,600,000	$128,600,000
Repurchase Agreement dated 03/31/23 at 4.880%, due on 04/04/23 with a maturity value of $123,516,741; collateralized by U.S. Treasury Bonds at 4.625%, maturing 02/15/40 with a market value of $125,317,872.	123,500,000	123,500,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.880%, due on 04/04/23 with a maturity value of $128,617,432; collateralized by U.S. Treasury Bonds at 1.375%, maturing 08/15/50 with a market value of $131,954,986	128,600,000	128,600,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/03/23 with a maturity value of $82,833,948; collateralized by U.S. Treasury Bonds at 4.500%, maturing 08/15/39, with a market value of $85,288,442.	82,800,000	82,800,000
JPMorgan Securities LLC Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/03/23 with a maturity value of $6,502,665; collateralized by U.S. Treasury Notes at 4.625%, maturing 03/15/26, with a market value of $6,640,099	6,500,000	6,500,000
Repurchase Agreement dated 03/31/23 at 4.880%, due on 04/04/23 with a maturity value of $231,231,340; collateralized by U.S. Treasury Obligations with rates ranging from 0.375% - 1.250%, with maturity dates ranging from 07/15/23 - 11/30/26, and an aggregate market value of $235,598,296.	231,200,000	231,200,000
Repurchase Agreement dated 03/31/23 at 4.960%, due on 04/03/23 with a maturity value of $100,041; collateralized by U.S. Treasury Notes at 2.625%, maturing 04/15/25, with a market value of $101,067.	100,000	100,000

Total Short-Term Investments (Cost $829,900,000)		829,900,000

Total Purchased Options—0.2% (i) (Cost $2,071,637)		3,376,782
Total Investments—144.0% (Cost $2,843,989,194)		2,672,923,590
Other assets and liabilities (net)—(44.0)%		(817,129,991)

Net Assets—100.0%		$1,855,793,599

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	Principal amount of security is adjusted for inflation.
(d)	All or a portion of the security was pledged as collateral against open OTC option contracts, OTC swap contracts and forward foreign currency exchange contracts. As of March 31, 2023,, the market value of securities pledged was $8,799,336.
(e)	All or a portion of this security has been transferred in a secured-borrowing transaction.
(f)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $11,060,273.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2023, the market value of securities pledged was $8,365,458.
(h)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(i)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $241,708,627, which is 13.0% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	3,914,188	DBAG	04/04/23	USD	2,602,935	$13,504
AUD	2,688,184	UBSA	04/04/23	USD	1,787,954	8,963
AUD	2,910,486	UBSA	04/04/23	USD	1,944,723	792
BRL	18,017,624	DBAG	04/04/23	USD	3,379,149	175,710
BRL	17,874,011	GSBU	04/04/23	USD	3,518,229	8,295
CAD	6,206,094	UBSA	04/04/23	USD	4,564,647	27,416
DKK	9,320,000	BNP	04/03/23	USD	1,333,178	23,574
DKK	145,259,146	BNP	04/03/23	USD	21,100,980	45,001

BHFTI-269

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
DKK	100,863,179	CBNA	04/03/23	USD	14,699,873	$(16,798)
EUR	1,381,000	DBAG	04/04/23	USD	1,494,855	2,839
EUR	126,818,196	DBAG	04/04/23	USD	137,242,652	291,668
EUR	1,273,000	JPMC	04/04/23	USD	1,355,355	25,213
EUR	1,338,000	JPMC	04/04/23	USD	1,452,588	(1,527)
EUR	1,380,000	JPMC	04/04/23	USD	1,501,490	(4,880)
EUR	2,710,000	JPMC	04/04/23	USD	2,884,655	54,340
EUR	1,404,000	BNP	05/02/23	USD	1,528,844	(3,818)
EUR	2,719,000	BNP	05/02/23	USD	2,960,834	(7,454)
GBP	7,413,000	BBP	04/04/23	USD	9,152,283	(7,611)
JPY	3,688,566,294	DBAG	04/04/23	USD	28,139,810	(359,232)
KRW	22,864,982	BNP	04/14/23	USD	17,531	43
PEN	2,020,579	CBNA	04/10/23	USD	532,432	4,312
PEN	1,138,015	CBNA	04/27/23	USD	294,129	7,819
PEN	747,652	CBNA	06/21/23	USD	192,287	5,398
PEN	1,126,840	CBNA	06/21/23	USD	289,230	8,716

Contracts to Deliver
AUD	2,267,567	BNP	04/04/23	USD	1,528,399	12,644
AUD	5,912,762	DBAG	04/04/23	USD	3,984,208	31,822
AUD	6,488,277	UBSA	04/04/23	USD	4,406,351	69,262
AUD	1,491,778	UBSA	04/04/23	USD	1,004,880	7,700
AUD	6,647,526	BNP	05/02/23	USD	4,443,886	(4,096)
AUD	3,914,188	DBAG	05/02/23	USD	2,605,612	(13,443)
AUD	2,910,486	UBSA	05/02/23	USD	1,946,722	(738)
AUD	2,688,184	UBSA	05/02/23	USD	1,789,801	(8,913)
BRL	18,017,624	DBAG	04/04/23	USD	3,546,497	(8,362)
BRL	17,874,011	GSBU	04/04/23	USD	3,295,083	(231,441)
BRL	18,309,245	DBAG	07/05/23	USD	3,379,149	(172,354)
CAD	9,436,611	UBSA	04/04/23	USD	6,951,786	(30,628)
CAD	6,203,606	UBSA	05/02/23	USD	4,564,647	(27,462)
DKK	220,000	BNP	04/03/23	USD	31,441	(585)
DKK	333,850,071	CBNA	04/03/23	USD	47,452,014	(1,147,936)
DKK	144,989,054	BNP	05/02/23	USD	21,100,980	(44,332)
DKK	78,375,213	BBP	05/02/23	USD	11,463,107	32,808
DKK	100,674,285	CBNA	05/02/23	USD	14,699,873	17,460
EUR	4,158,000	DBAG	04/04/23	USD	4,438,672	(70,679)
EUR	3,302,000	DBAG	04/04/23	USD	3,556,321	(24,698)
EUR	5,719,000	JPMC	04/04/23	USD	6,073,545	(128,710)
EUR	3,618,000	JPMC	04/04/23	USD	3,883,437	(40,283)
EUR	115,384,196	UBSA	04/04/23	USD	122,505,824	(2,628,324)
EUR	126,818,196	DBAG	05/02/23	USD	137,462,808	(287,250)
GBP	7,413,000	CBNA	04/04/23	USD	8,914,178	(230,494)
GBP	7,413,000	BBP	05/02/23	USD	9,157,346	7,341
JPY	3,289,145,363	CBNA	04/04/23	USD	24,167,327	(604,998)
JPY	199,700,000	JPMC	04/04/23	USD	1,490,742	(13,306)
JPY	195,500,000	JPMC	04/04/23	USD	1,465,697	(6,718)
JPY	3,673,722,545	DBAG	05/02/23	USD	28,139,810	359,157
KRW	137,599,086	BNP	04/14/23	USD	111,493	5,736
KRW	22,765,406	BNP	06/28/23	USD	17,531	(47)
MXN	103,446,499	BNP	06/21/23	USD	5,421,270	(233,252)
NZD	15,419,970	BNP	04/04/23	USD	9,519,070	(123,040)
NZD	1,694,000	BBP	04/04/23	USD	1,062,319	3,060
NZD	17,113,970	BNP	05/02/23	USD	10,708,899	7,085
PEN	6,595,718	GSBU	05/10/23	USD	1,657,632	(90,910)
TWD	627,098	GSBU	06/20/23	USD	20,568	(193)
TWD	376,404	GSBU	06/20/23	USD	12,348	(114)
TWD	1,423,110	BNP	06/21/23	USD	46,653	(467)

Net Unrealized Depreciation						$(5,317,415)

BHFTI-270

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro-Bund Futures	06/08/23	18	EUR	2,445,120	$90,559
U.S. Treasury Note 2 Year Futures	06/30/23	350	USD	72,258,594	831,144
U.S. Treasury Note 5 Year Futures	06/30/23	169	USD	18,506,820	380,027
U.S. Treasury Note Ultra 10 Year Futures	06/21/23	467	USD	56,572,672	148,003
U.S. Treasury Ultra Long Bond Futures	06/21/23	300	USD	42,337,500	1,696,050

Futures Contracts—Short
Australian 10 Year Treasury Bond Futures	06/15/23	(57)	AUD	(7,004,527)	(152,177)
Australian 3 Year Treasury Bond Futures	06/15/23	(117)	AUD	(12,731,432)	(118,499)
Euro Short-BTP Futures	06/08/23	(314)	EUR	(33,086,180)	(386,840)
Euro-BTP Futures	06/08/23	(421)	EUR	(48,562,350)	(1,871,365)
Euro-Bobl Futures	06/08/23	(191)	EUR	(22,515,080)	(566,025)
Euro-Buxl 30 Year Bond Futures	06/08/23	(97)	EUR	(13,663,420)	(855,962)
Euro-OAT Futures	06/08/23	(105)	EUR	(13,674,150)	(454,634)
Euro-Schatz Futures	06/08/23	(4,222)	EUR	(446,244,290)	(4,173,265)
Japanese Government 10 Year Bond Futures	06/13/23	(162)	JPY	(23,995,440,000)	(2,819,375)
U.S. Treasury Long Bond Futures	06/21/23	(1,343)	USD	(176,142,844)	(6,995,310)
U.S. Treasury Note 10 Year Futures	06/21/23	(248)	USD	(28,500,625)	(883,807)

Net Unrealized Depreciation					$(16,131,476)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 5 Yr. IRS	2.200%	GSBU	12M SOFR	Pay	04/26/23	21,000,000	USD	21,000,000	$224,175	$3,518	$(220,657)
Call - OTC - 5 Yr. IRS	2.200%	MSCS	12M SOFR	Pay	05/31/23	59,300,000	USD	59,300,000	711,600	57,533	(654,067)
Put - OTC - 30 Yr. IRS	2.237%	DBAG	12M SOFR	Receive	11/17/23	18,300,000	USD	18,300,000	1,135,862	3,315,731	2,179,869

Totals									$2,071,637	$3,376,782	$1,305,145

Written Options

Inflation Capped Options	Initial Index	Counterparty	Exercise Index	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Cap - CPALEMU Index	100.152	GSBU	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/35	(8,700,000)	EUR	(8,700,000)	$(382,245)	$(188,807)	$193,438
Cap - CPURNSA Index	233.916	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	04/22/24	(35,000,000)	USD	(35,000,000)	(254,625)	—	254,625
Cap - CPURNSA Index	234.781	JPMC	Maximum of [(Final Index/Initial Index - 1) - 4.000%] or 0	05/16/24	(1,500,000)	USD	(1,500,000)	(10,425)	—	10,425

Totals								$(647,295)	$(188,807)	$458,488

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/ Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 10 Yr. IRS	2.350%	GSBU	12M SOFR	Receive	04/26/23	(11,600,000)	USD	(11,600,000)	$(229,058)	$(2,560)	$226,498
Call - OTC - 10 Yr. IRS	2.350%	MSCS	12M SOFR	Receive	05/31/23	(32,700,000)	USD	(32,700,000)	(712,456)	(48,543)	663,913
Call - OTC - 10 Yr. IRS	2.067%	GSBU	6M EURIBOR	Receive	06/09/23	(4,500,000)	EUR	(4,500,000)	(52,722)	(7,366)	45,356
Call - OTC - 10 Yr. IRS	2.920%	CBNA	6M EURIBOR	Receive	04/11/23	(19,000,000)	EUR	(19,000,000)	(382,523)	(104,246)	278,277
Put - OTC - 5 Yr. IRS	2.340%	DBAG	12M SOFR	Pay	11/17/23	(90,200,000)	USD	(90,200,000)	(1,136,520)	(4,552,800)	(3,416,280)
Put - OTC - 10 Yr. IRS	3.140%	GSBU	6M EURIBOR	Pay	06/09/23	(4,500,000)	EUR	(4,500,000)	(62,251)	(50,703)	11,548
Put - OTC - 10 Yr. IRS	2.920%	CBNA	6M EURIBOR	Pay	04/11/23	(19,000,000)	EUR	(19,000,000)	(382,524)	(160,321)	222,203

Totals									$(2,958,054)	$(4,926,539)	$(1,968,485)

BHFTI-271

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Written Options—(Continued)

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - U.S. Treasury Note 10 Year Futures	USD	119.000	04/21/23	(44)	USD	(44,000)	$(40,226)	$(5,500)	$34,726
Call - U.S. Treasury Note 10 Year Futures	USD	118.000	04/21/23	(25)	USD	(25,000)	(16,037)	(4,688)	11,349
Put - U.S. Treasury Note 10 Year Futures	USD	112.000	04/21/23	(44)	USD	(44,000)	(23,561)	(4,813)	18,748
Put - U.S. Treasury Note 10 Year Futures	USD	112.500	04/21/23	(25)	USD	(25,000)	(10,173)	(3,906)	6,267

Totals							$(89,997)	$(18,907)	$71,090

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	1.760%	Maturity	11/04/29	USD	24,500,000	$(3,952,562)	$(11,282)	$(3,941,280)
Pay	12M CPURNSA	Maturity	1.954%	Maturity	06/03/29	USD	8,650,000	(1,229,731)	—	(1,229,731)
Pay	12M CPURNSA	Maturity	1.998%	Maturity	07/25/29	USD	21,500,000	(2,920,153)	2,274	(2,922,427)
Pay	12M CPURNSA	Maturity	2.335%	Maturity	02/05/28	USD	13,090,000	(1,287,222)	28,401	(1,315,623)
Pay	12M CPURNSA	Maturity	2.370%	Maturity	06/06/28	USD	6,400,000	(605,137)	(1,137)	(604,000)
Pay	12M CPURNSA	Maturity	5.150%	Maturity	05/23/23	USD	36,500,000	(95,865)	—	(95,865)
Pay	12M CPURNSA	Maturity	5.185%	Maturity	05/24/23	USD	11,800,000	(23,613)	—	(23,613)
Pay	12M CPURNSA	Maturity	5.320%	Maturity	04/29/23	USD	15,400,000	(112,817)	—	(112,817)
Pay	12M FRCPXT	Maturity	1.410%	Maturity	11/15/39	EUR	600,000	(184,149)	—	(184,149)
Pay	12M FRCPXT	Maturity	1.910%	Maturity	01/15/38	EUR	350,000	(64,153)	2,830	(66,983)
Pay	12M HICP	Maturity	1.380%	Maturity	03/15/31	EUR	23,400,000	(5,231,334)	(135,960)	(5,095,374)
Pay	12M HICP	Maturity	2.421%	Maturity	05/15/52	EUR	650,000	(88,004)	—	(88,004)
Pay	12M HICP	Maturity	2.488%	Maturity	05/15/37	EUR	4,460,000	(275,467)	4,948	(280,415)
Pay	12M HICP	Maturity	2.550%	Maturity	04/15/52	EUR	400,000	(39,254)	496	(39,750)
Pay	12M HICP	Maturity	2.580%	Maturity	03/15/52	EUR	1,000,000	(99,378)	695	(100,073)
Pay	12M HICP	Maturity	2.590%	Maturity	03/15/52	EUR	1,400,000	(139,107)	(35,375)	(103,732)
Pay	12M HICP	Maturity	2.590%	Maturity	12/15/52	EUR	2,300,000	(64,459)	—	(64,459)
Pay	12M HICP	Maturity	3.520%	Maturity	09/15/24	EUR	3,300,000	(46,786)	(6,083)	(40,703)
Pay	12M HICP	Maturity	3.720%	Maturity	09/15/24	EUR	6,300,000	(62,278)	(9,839)	(52,439)
Pay	12M HICP	Maturity	3.850%	Maturity	09/15/24	EUR	6,900,000	(48,930)	—	(48,930)
Pay	12M SOFR	Annually	3.085%	Annually	02/13/34	USD	58,000,000	301,362	(443,478)	744,840
Pay	3M EURIBOR	Quarterly	(0.526)%	Quarterly	11/21/23	EUR	72,000,000	(1,882,636)	—	(1,882,636)
Pay	3M LIBOR	Semi-Annually	1.888%	Semi-Annually	11/21/53	USD	5,000,000	(1,197,956)	—	(1,197,956)
Pay	6M EURIBOR	Annually	0.000%	Annually	11/04/32	EUR	41,200,000	(10,860,689)	—	(10,860,689)
Pay	6M EURIBOR	Annually	0.000%	Annually	11/08/32	EUR	36,700,000	(9,683,854)	—	(9,683,854)
Pay	6M EURIBOR	Annually	0.550%	Annually	08/10/24	EUR	100,000	(4,176)	—	(4,176)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	7,500,000	(746,088)	—	(746,088)
Pay	6M EURIBOR	Annually	0.650%	Annually	05/11/27	EUR	3,400,000	(341,705)	—	(341,705)
Pay	6M EURIBOR	Annually	0.700%	Annually	04/11/27	EUR	3,100,000	(302,156)	—	(302,156)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	6,900,000	(593,947)	—	(593,947)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	3,000,000	(258,603)	—	(258,603)
Pay	6M EURIBOR	Annually	2.547%	Annually	03/09/33	EUR	3,500,000	(133,467)	—	(133,467)
Pay	6M EURIBOR	Annually	2.879%	Annually	08/15/32	EUR	21,800,000	(118,378)	—	(118,378)
Pay	6M EURIBOR	Annually	3.000%	Annually	09/20/33	EUR	8,500,000	52,736	(59,182)	111,918
Receive	12M CPURNSA	Maturity	1.798%	Maturity	08/25/27	USD	9,300,000	1,413,184	—	1,413,184
Receive	12M CPURNSA	Maturity	1.890%	Maturity	08/27/27	USD	12,300,000	1,789,514	—	1,789,514
Receive	12M CPURNSA	Maturity	2.263%	Maturity	04/27/23	USD	13,492,000	1,205,444	(2,800)	1,208,244
Receive	12M CPURNSA	Maturity	2.311%	Maturity	02/24/31	USD	21,200,000	2,470,150	7,729	2,462,421
Receive	12M CPURNSA	Maturity	2.314%	Maturity	02/26/26	USD	10,200,000	1,038,969	—	1,038,969
Receive	12M CPURNSA	Maturity	2.419%	Maturity	03/05/26	USD	13,000,000	1,257,542	—	1,257,542
Receive	12M CPURNSA	Maturity	2.560%	Maturity	05/08/23	USD	12,300,000	108,785	(67,517)	176,302
Receive	12M CPURNSA	Maturity	2.573%	Maturity	08/26/28	USD	1,900,000	130,933	—	130,933
Receive	12M CPURNSA	Maturity	2.645%	Maturity	09/10/28	USD	2,400,000	147,129	—	147,129
Receive	12M CPURNSA	Maturity	2.703%	Maturity	05/25/26	USD	7,090,000	557,191	—	557,191
Receive	12M CPURNSA	Maturity	2.768%	Maturity	05/13/26	USD	11,300,000	861,332	—	861,332
Receive	12M CPURNSA	Maturity	2.813%	Maturity	05/14/26	USD	4,600,000	339,848	—	339,848

BHFTI-272

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Receive	12M FRCPXT	Maturity	1.030%	Maturity	03/15/24	EUR	9,200,000	$883,817	$(728)	$884,545
Receive	12M HICP	Maturity	2.260%	Maturity	03/15/28	EUR	14,600,000	268,601	—	268,601
Receive	12M HICP	Maturity	2.359%	Maturity	08/15/30	EUR	6,200,000	279,811	29,607	250,204
Receive	12M HICP	Maturity	2.470%	Maturity	07/15/32	EUR	3,400,000	141,733	—	141,733
Receive	12M HICP	Maturity	2.570%	Maturity	06/15/32	EUR	1,700,000	54,165	—	54,165
Receive	12M HICP	Maturity	2.600%	Maturity	05/15/32	EUR	6,600,000	297,256	31,155	266,101
Receive	12M HICP	Maturity	2.720%	Maturity	06/15/32	EUR	6,500,000	103,042	(33,138)	136,180
Receive	12M HICP	Maturity	3.000%	Maturity	05/15/27	EUR	2,000,000	68,230	824	67,406
Receive	12M HICP	Maturity	3.130%	Maturity	05/15/27	EUR	1,400,000	(20,356)	—	(20,356)
Receive	12M SOFR	Annually	2.865%	Annually	02/13/54	USD	25,800,000	(138,066)	527,906	(665,972)
Receive	3M LIBOR	Semi-Annually	1.840%	Semi-Annually	11/21/28	USD	24,600,000	1,676,524	—	1,676,524
Receive	3M NZDBB	Quarterly	3.250%	Quarterly	03/21/28	NZD	8,400,000	269,820	25,633	244,187
Receive	6M EURIBOR	Annually	0.190%	Annually	11/04/52	EUR	6,700,000	3,363,950	—	3,363,950
Receive	6M EURIBOR	Annually	0.195%	Annually	11/04/52	EUR	7,000,000	3,506,982	—	3,506,982
Receive	6M EURIBOR	Annually	0.197%	Annually	11/08/52	EUR	12,200,000	6,107,523	—	6,107,523
Receive	6M EURIBOR	Annually	2.500%	Annually	09/20/53	EUR	6,400,000	(50,802)	100,317	(151,119)
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	09/20/27	JPY	788,000,000	12,676	(5,247)	17,923
Receive	6M TONA	Semi-Annually	0.300%	Semi-Annually	03/20/28	JPY	426,780,000	12,615	(1,928)	14,543

Totals								$(14,182,414)	$(50,879)	$(14,131,535)

Centrally Cleared Credit Default Swaps on Corporate Issues—Sell Protection (a)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023 (b)	Notional Amount (c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.026%	USD	1,000,000	$5,317	$(7,894)	$13,211

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	04/21/23	MSCS	United States Treasury Inflation Indexed Notes	USD 23,310,472	$353,620	$(2,558,093)	$2,911,713
Pay	12M CPURNSA	Maturity	04/21/23	MSCS	United States Treasury Inflation Indexed Notes	USD 37,517,745	715,959	(5,809,167)	6,525,126
Pay	12M CPURNSA	Maturity	04/21/23	MSCS	United States Treasury Inflation Indexed Notes	USD 23,572,021	342,507	(2,760,198)	3,102,705
Pay	12M CPURNSA	Maturity	04/21/23	MSCS	United States Treasury Inflation Indexed Notes	USD 36,376,160	658,469	(4,927,033)	5,585,502
Pay	12M CPURNSA	Maturity	04/21/23	MSCS	United States Treasury Inflation Indexed Notes	USD 10,371,412	155,607	(287,000)	442,607
Pay	12M CPURNSA	Maturity	04/21/23	MSCS	United States Treasury Inflation Indexed Notes	USD 12,694,089	222,820	(2,081,796)	2,304,616
Pay	12M CPURNSA	Maturity	04/21/23	MSCS	United States Treasury Inflation Indexed Notes	USD 57,562,430	994,965	(5,843,696)	6,838,661
Pay	12M CPURNSA	Maturity	04/21/23	MSCS	United States Treasury Inflation Indexed Notes	USD 27,642,584	456,880	(2,041,997)	2,498,877
Pay	12M CPURNSA	Maturity	04/21/23	MSCS	United States Treasury Inflation Indexed Notes	USD 56,135,271	897,306	(4,740,891)	5,638,197
Pay	12M CPURNSA	Maturity	06/06/23	MSCS	United States Treasury Inflation Indexed Notes	USD 54,075,679	1,403,339	(1,815,218)	3,218,557
Pay	12M CPURNSA	Maturity	06/06/23	MSCS	United States Treasury Inflation Indexed Notes	USD 38,405,032	1,054,311	710,364	343,947

BHFTI-273

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

OTC Total Return Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	12M CPURNSA	Maturity	06/06/23	MSCS	United States Treasury Inflation Indexed Notes	USD 50,060,274	$1,372,085	$(26,845)	$1,398,930
Pay	12M CPURNSA	Maturity	06/06/23	MSCS	United States Treasury Inflation Indexed Notes	USD 45,696,926	1,169,685	(2,537,286)	3,706,971
Pay	12M CPURNSA	Maturity	06/06/23	MSCS	United States Treasury Inflation Indexed Notes	USD 11,030,976	208,810	(459,174)	667,984
Pay	12M CPURNSA	Maturity	06/06/23	MSCS	United States Treasury Inflation Indexed Notes	USD 30,229,366	611,497	(2,329,045)	2,940,542
Pay	12M SOFR	Maturity	02/23/24	MSCS	United States Treasury Inflation Indexed Notes	USD 36,628,302	1,325,317	(161,041)	1,486,358
Pay	12M SOFR	Maturity	02/23/24	MSCS	United States Treasury Inflation Indexed Notes	USD 30,162,515	678,348	(510,578)	1,188,926
Pay	12M SOFR	Maturity	06/08/23	MSCS	United States Treasury Inflation Indexed Notes	USD 67,693,850	2,700,630	(1,944,600)	4,645,230

Totals							$15,322,155	$(40,123,294)	$55,445,449

(a)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar

Index Abbreviations

(CPALEMU)—	Euro Area All Items Index Non-Seasonally Adjusted
(CPI)—	Consumer Price Index
(CPURNSA)—	U.S. Consumer Price Index for All Urban Consumers Non-Seasonally Adjusted
(EURIBOR)—	Euro InterBank Offered Rate
(FRCPXT)—	France Consumer Price Ex-Tobacco Index
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(HICP)—	Harmonized Index of Consumer Prices
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ICE)—	Intercontinental Exchange, Inc.
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-274

Brighthouse Funds Trust I

PIMCO Inflation Protected Bond Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$1,401,043,720	$—	$1,401,043,720
Total Foreign Government*	—	168,198,286	—	168,198,286
Total Asset-Backed Securities*	—	164,377,941	—	164,377,941
Total Corporate Bonds & Notes*	—	68,587,006	—	68,587,006
Total Mortgage-Backed Securities*	—	36,381,230	—	36,381,230
Total Convertible Preferred Stock*	1,058,625	—	—	1,058,625
Total Short-Term Investments*	—	829,900,000	—	829,900,000
Total Purchased Options at Value	—	3,376,782	—	3,376,782
Total Investments	$1,058,625	$2,671,864,965	$—	$2,672,923,590

Secured Borrowings (Liability)	—	$(762,935,718)	—	$(762,935,718)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,257,678	$—	$1,257,678
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(6,575,093)	—	(6,575,093)
Total Forward Contracts	$—	$(5,317,415)	$—	$(5,317,415)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,145,783	$—	$—	$3,145,783
Futures Contracts (Unrealized Depreciation)	(19,277,259)	—	—	(19,277,259)
Total Futures Contracts	$(16,131,476)	$—	$—	$(16,131,476)
Written Options
Inflation Capped Options at Value	$—	$(188,807)	$—	$(188,807)
Interest Rate Swaptions at Value	—	(4,926,539)	—	(4,926,539)
Options on Exchange-Traded Futures Contracts at Value	(18,907)	—	—	(18,907)
Total Written Options	$(18,907)	$(5,115,346)	$—	$(5,134,253)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$29,253,145	$—	$29,253,145
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(43,371,469)	—	(43,371,469)
Total Centrally Cleared Swap Contracts	$—	$(14,118,324)	$—	$(14,118,324)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$15,322,155	$—	$15,322,155

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-275

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—63.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—42.3%
Fannie Mae 10 Yr. Pool
3.500%, 02/01/24	23,639	$23,427
3.500%, 10/01/24	58,232	57,456
3.500%, 11/01/24	25,975	25,629
3.500%, 02/01/25	127,001	125,052
3.500%, 03/01/29	162,203	156,822
Fannie Mae 15 Yr. Pool
3.000%, 09/01/28	143,936	139,262
3.000%, 06/01/30	4,748,800	4,560,785
3.500%, 04/01/25	12,129	11,942
3.500%, 10/01/26	38,730	37,959
3.500%, 12/01/26	102,838	100,783
3.500%, 04/01/27	55,030	54,046
3.500%, 12/01/28	256,763	249,902
3.500%, 07/01/29	26,341	25,655
3.500%, 12/01/31	72,232	70,099
3.500%, 05/01/32	190,549	185,576
3.500%, 06/01/32	314,844	306,650
3.500%, 05/01/33	169,289	164,871
3.500%, 06/01/33	214,545	208,938
3.500%, 08/01/33	137,605	134,018
3.500%, 09/01/33	546,158	531,879
3.500%, 10/01/33	319,201	310,855
3.500%, 05/01/34	6,057,179	5,868,051
3.500%, 07/01/34	279,810	271,112
3.500%, 09/01/34	654,593	634,243
3.500%, 02/01/35	37,538	36,371
3.500%, 03/01/35	86,016	83,768
3.500%, 05/01/35	3,222,441	3,132,099
4.000%, 05/01/24	58,856	58,835
4.000%, 06/01/24	58,258	58,237
4.000%, 02/01/25	34,529	34,323
4.000%, 06/01/25	18,353	18,262
4.000%, 08/01/25	5,892	5,844
4.000%, 12/01/25	6,408	6,424
4.000%, 02/01/26	16,481	16,380
4.000%, 03/01/26	3,360	3,336
4.000%, 06/01/26	5,094	5,111
4.000%, 11/01/33	40,192	39,817
4.500%, 05/01/23	149	148
4.500%, 06/01/23	5	5
4.500%, 04/01/24	374	374
4.500%, 05/01/24	7,549	7,564
4.500%, 08/01/24	601	601
4.500%, 10/01/24	17,847	17,891
4.500%, 11/01/24	2,859	2,865
4.500%, 02/01/25	25,576	25,624
4.500%, 03/01/25	20,814	20,856
4.500%, 04/01/25	16,858	16,902
4.500%, 05/01/25	34,720	34,789
4.500%, 06/01/25	3,213	3,219
4.500%, 07/01/25	313,376	314,038
4.500%, 08/01/25	4,712	4,725
4.500%, 09/01/25	11,538	11,564
4.500%, 11/01/25	16,874	16,900
4.500%, 04/01/26	974	973

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 15 Yr. Pool
4.500%, 01/01/27	1,931	1,936
5.500%, 07/01/23	254	253
5.500%, 08/01/23	234	233
5.500%, 10/01/23	276	276
5.500%, 12/01/23	3	3
5.500%, 01/01/24	89	89
5.500%, 03/01/24	252	251
5.500%, 09/01/24	457	455
5.500%, 01/01/25	10,297	10,279
5.500%, 05/01/25	163	162
Fannie Mae 20 Yr. Pool
3.500%, 04/01/40	359,212	342,714
3.500%, 05/01/40	4,303,698	4,106,034
4.000%, 04/01/29	12,652	12,353
4.000%, 05/01/29	36,437	35,579
4.000%, 03/01/30	22,497	21,966
4.000%, 05/01/30	34,844	34,021
4.000%, 08/01/30	30,658	29,933
4.000%, 09/01/30	26,014	25,399
4.000%, 10/01/30	896	875
4.000%, 11/01/30	109,079	106,501
4.000%, 12/01/30	14,882	14,529
4.000%, 06/01/31	1,968	1,921
4.000%, 09/01/31	52,119	50,886
4.000%, 11/01/31	3,052	3,007
4.500%, 01/01/25	671	670
4.500%, 04/01/31	9,779	9,774
Fannie Mae 30 Yr. Pool
3.000%, 08/01/49	2,381,923	2,158,330
3.000%, 05/01/52	79,970,702	71,810,747
3.000%, 06/01/52	13,539,662	12,154,848
4.000%, 05/01/34	54,570	53,593
4.000%, 05/01/35	22,173	21,702
4.000%, 01/01/41	24,839	24,310
4.000%, 12/01/43	205,202	200,827
4.500%, 04/01/39	13,007	13,081
4.500%, 05/01/39	24,700	24,841
4.500%, 12/01/39	4,231	4,228
4.500%, 05/01/40	9,445	9,499
4.500%, 09/01/40	11,134	11,197
4.500%, 12/01/40	32,531	33,017
4.500%, 02/01/41	26,318	26,246
4.500%, 07/01/41	6,088	6,035
4.500%, 09/01/41	155,303	154,187
4.500%, 03/01/42	19,939	19,775
4.500%, 07/01/42	92,978	91,558
5.000%, 03/01/32	620	619
5.000%, 04/01/33	32,281	32,254
5.000%, 07/01/33	40,159	41,012
5.000%, 08/01/33	761	777
5.000%, 09/01/33	672	686
5.000%, 10/01/33	6,930	7,077
5.000%, 11/01/33	137	138
5.000%, 01/01/34	15,150	15,194
5.000%, 04/01/34	45,888	46,478

BHFTI-276

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.000%, 06/01/34	1,028	$1,038
5.000%, 12/01/34	12,819	12,923
5.000%, 01/01/35	15,518	15,642
5.000%, 04/01/35	16	17
5.000%, 07/01/35	19,335	19,440
5.000%, 01/01/38	48,233	49,319
5.000%, 04/01/39	8,636	8,820
5.000%, 10/01/39	1,609	1,623
5.000%, 11/01/39	6,519	6,658
5.000%, 06/01/40	10,180	10,256
5.000%, 11/01/42	37,006	37,266
5.500%, 12/01/28	4,727	4,775
5.500%, 06/01/33	18,604	19,198
5.500%, 07/01/33	4,231	4,366
5.500%, 09/01/33	77,616	78,741
5.500%, 11/01/33	92,939	93,874
5.500%, 12/01/33	457	465
5.500%, 04/01/34	818	845
5.500%, 07/01/34	6,417	6,486
5.500%, 08/01/34	103,573	105,286
5.500%, 09/01/34	1,514	1,562
5.500%, 11/01/34	111,446	115,010
5.500%, 12/01/34	273,873	282,636
5.500%, 01/01/35	97,004	100,108
5.500%, 02/01/35	124,557	128,505
5.500%, 03/01/35	235,211	242,682
5.500%, 04/01/35	26,512	26,779
5.500%, 05/01/35	46,555	48,044
5.500%, 06/01/35	73,666	75,980
5.500%, 08/01/35	58,954	60,860
5.500%, 09/01/35	706,729	729,352
5.500%, 10/01/35	64,040	66,244
5.500%, 12/01/35	382,729	395,819
5.500%, 01/01/36	91,317	94,461
5.500%, 03/01/36	83,206	85,997
5.500%, 05/01/36	668	690
5.500%, 07/01/36	356,416	367,820
5.500%, 09/01/36	42,292	43,644
5.500%, 11/01/36	22,614	23,339
5.500%, 12/01/36	1,219	1,231
5.500%, 02/01/37	516	536
5.500%, 05/01/37	7,849	8,038
5.500%, 08/01/37	311,239	322,001
5.500%, 01/01/38	2,738	2,843
5.500%, 02/01/38	86,003	89,287
5.500%, 03/01/38	438,317	455,065
5.500%, 05/01/38	641,513	666,010
5.500%, 06/01/38	24,327	25,225
5.500%, 09/01/38	18,695	18,902
5.500%, 10/01/38	235,917	244,316
5.500%, 11/01/38	58,794	61,039
5.500%, 01/01/39	16,884	17,529
5.500%, 07/01/39	5,678	5,736
5.500%, 11/01/39	746,189	774,702
5.500%, 02/01/40	134,991	140,153

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
5.500%, 06/01/40	51,378	51,911
5.500%, 09/01/40	104,756	108,758
5.500%, 07/01/41	1,247,560	1,295,226
5.500%, 02/01/49	72,653	74,251
6.000%, 12/01/28	7,701	7,860
6.000%, 01/01/29	5,375	5,494
6.000%, 02/01/29	31	31
6.000%, 04/01/29	833	866
6.000%, 06/01/29	1,031	1,065
6.000%, 11/01/32	33,219	33,935
6.000%, 12/01/32	53,558	55,557
6.000%, 03/01/33	5,727	5,954
6.000%, 05/01/33	5,915	6,150
6.000%, 07/01/33	5,989	6,226
6.000%, 01/01/34	342	351
6.000%, 09/01/34	3,918	4,002
6.000%, 11/01/34	2,749	2,807
6.000%, 04/01/35	265,263	275,795
6.000%, 05/01/35	6,379	6,569
6.000%, 06/01/35	433	443
6.000%, 07/01/35	13,860	14,225
6.000%, 09/01/35	3,015	3,132
6.000%, 11/01/35	118,747	121,212
6.000%, 12/01/35	8,834	9,074
6.000%, 04/01/36	1,184	1,213
6.000%, 05/01/36	24,588	25,372
6.000%, 06/01/36	1,200	1,225
6.000%, 07/01/36	3,932	4,013
6.000%, 08/01/36	564,166	589,133
6.000%, 09/01/36	68,144	70,655
6.000%, 10/01/36	3,828	3,912
6.000%, 11/01/36	12,780	13,210
6.000%, 12/01/36	4,573	4,668
6.000%, 01/01/37	65,381	67,448
6.000%, 02/01/37	147,946	154,558
6.000%, 04/01/37	34,135	35,265
6.000%, 05/01/37	18,471	18,862
6.000%, 07/01/37	9,340	9,758
6.000%, 08/01/37	8,937	9,336
6.000%, 11/01/37	17,582	18,272
6.000%, 02/01/38	159,456	166,209
6.000%, 03/01/38	3,387	3,506
6.000%, 08/01/38	4,072	4,160
6.000%, 09/01/38	302,482	315,438
6.000%, 10/01/38	23,381	24,436
6.000%, 11/01/38	7,137	7,285
6.000%, 01/01/39	25,078	26,199
6.000%, 04/01/39	158,015	164,568
6.000%, 07/01/39	31,197	32,469
6.000%, 08/01/39	129,653	134,061
6.000%, 05/01/49	1,008,316	1,048,578
8.000%, 10/01/25	124	126
Fannie Mae ARM Pool
2.472%, 12M LIBOR + 1.366%, 03/01/35 (a)	10,545	10,394
2.746%, 12M LIBOR + 1.603%, 05/01/35 (a)	16,743	16,845

BHFTI-277

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
2.895%, 12M LIBOR + 1.810%, 04/01/35 (a)	22,474	$22,790
3.110%, 1Y H15 + 2.067%, 10/01/28 (a)	41,172	40,572
3.284%, 1Y H15 + 2.313%, 05/01/35 (a)	95,354	97,613
3.410%, 12M LIBOR + 1.660%, 05/01/34 (a)	209,524	204,795
3.446%, 12M LIBOR + 1.684%, 09/01/32 (a)	43,968	43,275
3.458%, 6M LIBOR + 1.412%, 06/01/33 (a)	6,227	6,196
3.511%, 12M LIBOR + 1.261%, 12/01/34 (a)	256,019	252,384
3.585%, 12M LIBOR + 1.335%, 12/01/34 (a)	90,383	88,846
3.600%, 12M LIBOR + 1.350%, 11/01/34 (a)	1,855	1,818
3.642%, 12M LIBOR + 1.618%, 03/01/33 (a)	1,343	1,316
3.663%, 6M LIBOR + 1.538%, 01/01/36 (a)	5,044	4,927
3.691%, 6M LIBOR + 1.373%, 09/01/35 (a)	201,365	196,402
3.777%, 1Y H15 + 2.133%, 07/01/33 (a)	3,597	3,613
3.825%, 12M LIBOR + 1.575%, 10/01/34 (a)	4,639	4,561
3.886%, 12M LIBOR + 1.511%, 01/01/35 (a)	17,353	17,425
3.892%, 12M LIBOR + 1.631%, 01/01/35 (a)	4,877	4,770
3.903%, 1Y H15 + 2.153%, 07/01/32 (a)	12,472	12,334
3.920%, 12M LIBOR + 1.670%, 11/01/34 (a)	17,477	17,600
3.931%, 12M LIBOR + 1.681%, 12/01/34 (a)	9,840	9,708
3.932%, 12M LIBOR + 1.557%, 01/01/35 (a)	13,019	13,099
3.963%, 12M LIBOR + 1.588%, 01/01/35 (a)	13,714	13,821
3.963%, 12M LIBOR + 1.638%, 02/01/35 (a)	8,125	8,191
3.993%, 12M MTA + 1.200%, 08/01/41 (a)	52,325	50,673
3.993%, 12M MTA + 1.200%, 07/01/42 (a)	110,116	104,956
3.993%, 12M MTA + 1.200%, 08/01/42 (a)	118,815	113,163
3.993%, 12M MTA + 1.200%, 10/01/44 (a)	106,024	100,697
4.000%, 12M LIBOR + 1.750%, 08/01/35 (a)	126,460	128,607
4.007%, 1Y H15 + 2.303%, 04/01/34 (a)	1,529	1,550
4.025%, 1Y H15 + 1.900%, 02/01/31 (a)	88,131	86,077
4.043%, 12M MTA + 1.250%, 09/01/41 (a)	276,706	266,122
4.060%, 12M LIBOR + 1.810%, 09/01/34 (a)	210,658	210,414
4.105%, 1Y H15 + 2.159%, 11/01/35 (a)	97,869	100,074
4.108%, 1Y H15 + 2.215%, 09/01/31 (a)	13,565	13,344
4.135%, 12M LIBOR + 1.885%, 11/01/32 (a)	18,458	18,094
4.143%, 1Y H15 + 2.095%, 10/01/35 (a)	44,406	43,822
4.148%, ECOFC + 1.927%, 12/01/36 (a)	18,252	18,117
4.223%, 1Y H15 + 2.223%, 08/01/35 (a)	61,119	62,005
4.329%, 1Y H15 + 2.195%, 02/01/35 (a)	19,528	19,872
4.395%, 1Y H15 + 2.360%, 11/01/34 (a)	449,066	460,256
4.581%, 12M MTA + 1.771%, 11/01/35 (a)	60,507	59,070
4.902%, 6M LIBOR + 1.518%, 01/01/35 (a)	32,651	32,763
5.136%, ECOFC + 1.731%, 09/01/34 (a)	3,436	3,488
5.730%, 6M LIBOR + 1.605%, 08/01/36 (a)	14,357	14,332
Fannie Mae REMICS (CMO)
3.777%, 05/25/35 (a)	221,095	224,340
5.161%, 1M LIBOR + 0.400%, 09/18/31 (a)	41,732	41,644
5.225%, 1M LIBOR + 0.380%, 11/25/42 (a)	1,817,604	1,785,151
5.745%, 1M LIBOR + 0.900%, 04/25/32 (a)	15,120	15,198
Fannie Mae-Aces
2.241%, 01/25/31 (a) (b)	20,809,836	1,911,743
Freddie Mac 10 Yr. Pool
3.500%, 10/01/23	1,292	1,282
Freddie Mac 15 Yr. Pool
3.500%, 12/01/26	24,629	24,174
3.500%, 05/01/32	90,274	87,924

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 15 Yr. Pool
3.500%, 07/01/33	225,814	219,758
3.500%, 08/01/33	6,431	6,262
3.500%, 09/01/33	272,114	265,025
3.500%, 11/01/33	575,273	560,269
3.500%, 01/01/34	62,567	60,932
3.500%, 02/01/34	100,465	97,844
3.500%, 04/01/34	1,047,284	1,014,732
3.500%, 05/01/34	413,958	403,133
3.500%, 10/01/34	85,921	83,255
3.500%, 11/01/34	35,673	34,568
3.500%, 03/01/35	135,535	131,067
4.000%, 11/01/33	463,212	460,925
Freddie Mac 20 Yr. Gold Pool
4.000%, 06/01/30	25,712	25,131
4.000%, 09/01/30	112,552	110,010
4.000%, 10/01/30	6,247	6,106
6.000%, 04/01/23	28	28
Freddie Mac 30 Yr. Gold Pool
4.000%, 12/01/40	146,294	143,818
4.500%, 04/01/34	6,551	6,580
4.500%, 06/01/35	22,165	22,267
4.500%, 04/01/41	47,029	47,348
5.500%, 01/01/33	456	471
5.500%, 05/01/33	539	551
5.500%, 08/01/33	522	530
5.500%, 10/01/33	1,464	1,488
5.500%, 01/01/34	879	908
5.500%, 09/01/34	13,738	13,990
5.500%, 01/01/35	11,143	11,512
5.500%, 07/01/35	695	718
5.500%, 10/01/35	8,621	8,716
5.500%, 11/01/35	28,112	28,488
5.500%, 12/01/35	16,385	16,936
5.500%, 01/01/36	12,167	12,608
5.500%, 02/01/36	12,843	12,989
5.500%, 04/01/36	6,655	6,786
5.500%, 06/01/36	548,057	566,203
5.500%, 07/01/36	11,585	12,034
5.500%, 08/01/36	12,164	12,308
5.500%, 10/01/36	2,939	3,008
5.500%, 12/01/36	80,771	83,944
5.500%, 02/01/37	6,631	6,758
5.500%, 03/01/37	5,614	5,819
5.500%, 04/01/37	24,824	25,181
5.500%, 06/01/37	32,397	33,087
5.500%, 07/01/37	66,702	69,323
5.500%, 08/01/37	26,731	27,781
5.500%, 09/01/37	4,514	4,691
5.500%, 10/01/37	3,648	3,791
5.500%, 11/01/37	79,931	83,072
5.500%, 12/01/37	4,919	5,049
5.500%, 01/01/38	26,930	27,989
5.500%, 02/01/38	67,831	70,497
5.500%, 03/01/38	32,478	33,546
5.500%, 04/01/38	61,872	64,305

BHFTI-278

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
5.500%, 05/01/38	37,514	$38,772
5.500%, 06/01/38	109,386	113,686
5.500%, 07/01/38	133,155	138,244
5.500%, 08/01/38	356,944	370,887
5.500%, 09/01/38	94,062	97,760
5.500%, 10/01/38	2,986,662	3,101,122
5.500%, 11/01/38	1,141,319	1,186,122
5.500%, 12/01/38	5,073	5,130
5.500%, 01/01/39	241,038	250,513
5.500%, 02/01/39	52,685	53,778
5.500%, 03/01/39	25,462	26,463
5.500%, 06/01/39	856,869	890,557
5.500%, 09/01/39	26,363	27,176
5.500%, 02/01/40	28,615	29,740
5.500%, 03/01/40	4,524	4,702
5.500%, 05/01/40	912	948
5.500%, 08/01/40	28,719	29,767
Freddie Mac 30 Yr. Pool
3.000%, 04/01/52	6,084,042	5,462,549
3.000%, 07/01/52	6,797,987	6,103,566
3.000%, 08/01/52	6,775,628	6,083,360
Freddie Mac ARM Non-Gold Pool
3.586%, 12M LIBOR + 1.345%, 09/01/35 (a)	49,571	49,425
3.748%, 1Y H15 + 2.250%, 06/01/35 (a)	170,928	173,974
3.900%, 1Y H15 + 2.250%, 08/01/35 (a)	67,304	68,422
3.943%, 12M LIBOR + 1.677%, 01/01/35 (a)	5,685	5,580
4.032%, 12M LIBOR + 1.678%, 02/01/35 (a)	5,843	5,733
4.052%, 12M LIBOR + 1.625%, 02/01/35 (a)	12,962	13,008
4.055%, 12M LIBOR + 1.621%, 02/01/35 (a)	4,392	4,310
4.140%, 12M LIBOR + 1.891%, 11/01/34 (a)	9,438	9,336
4.150%, 12M LIBOR + 1.900%, 11/01/34 (a)	9,228	9,096
4.209%, 1Y H15 + 2.107%, 10/01/34 (a)	10,897	11,070
4.211%, 12M LIBOR + 1.961%, 08/01/32 (a)	30,240	29,730
4.226%, 12M LIBOR + 1.901%, 02/01/35 (a)	12,028	12,163
4.237%, 1Y H15 + 2.108%, 02/01/35 (a)	16,527	16,775
4.269%, 1Y H15 + 2.179%, 09/01/35 (a)	35,047	35,025
4.339%, 1Y H15 + 2.250%, 11/01/31 (a)	4,729	4,624
4.362%, 1Y H15 + 2.250%, 01/01/35 (a)	40,117	40,749
4.375%, 1Y H15 + 2.250%, 11/01/34 (a)	20,649	21,087
4.484%, 1Y H15 + 2.250%, 02/01/35 (a)	16,082	16,359
4.512%, 1Y H15 + 2.436%, 01/01/29 (a)	44,103	43,385
Freddie Mac REMICS (CMO)
3.500%, 01/15/42	8,711,281	8,027,189
4.874%, 1M LIBOR + 0.190%, 10/15/43 (a)	4,221,299	4,100,707
4.934%, 1M LIBOR + 0.250%, 07/15/34 (a)	3,361	3,330
6.125%, PRIME - 1.375%, 11/15/23 (a)	7,413	7,360
6.500%, 01/15/24	676	676
Freddie Mac Structured Pass-Through Certificates (CMO)
4.338%, 12M MTA + 1.200%, 10/25/44 (a)	324,689	302,924
4.338%, 12M MTA + 1.200%, 02/25/45 (a)	29,053	28,473
4.538%, 12M MTA + 1.400%, 07/25/44 (a)	1,527,531	1,442,025
Ginnie Mae I 30 Yr. Pool
3.000%, 11/15/49	2,061,167	1,890,779
4.000%, 03/15/52	6,948,525	6,650,521
4.000%, TBA (c)	3,050,000	2,891,316

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
5.000%, 10/15/33	2,370	2,423
5.000%, 12/15/33	9,380	9,731
5.000%, 05/15/34	2,986	3,084
5.000%, 07/15/34	516	525
5.000%, 11/15/35	1,365	1,405
5.000%, 03/15/36	775	796
5.000%, 10/15/38	218,296	225,755
5.000%, 02/15/39	34,402	35,550
5.000%, 03/15/39	54,547	56,380
5.000%, 04/15/39	281,668	291,172
5.000%, 05/15/39	994,852	1,025,889
5.000%, 06/15/39	242,901	250,579
5.000%, 09/15/39	138,399	143,111
5.000%, 05/15/40	9,470	9,790
5.000%, 09/15/40	109,888	113,626
5.000%, 12/15/40	8,313	8,594
5.000%, 09/15/47	17,959	18,296
5.000%, 03/15/48	1,649,577	1,672,440
5.000%, 04/15/48	1,703,396	1,727,485
5.000%, 01/15/49	2,329,773	2,423,887
5.000%, 05/15/49	291,140	304,248
5.000%, 06/15/50	400,233	408,613
5.000%, 04/15/52	7,164,992	7,268,587
7.000%, 10/15/23	31	31
7.500%, 01/15/26	579	580
Ginnie Mae II 30 Yr. Pool
4.500%, 12/20/49	11,841	11,726
5.000%, 06/20/49	61,504	62,302
5.000%, 07/20/49	128,089	130,137
Ginnie Mae II ARM Pool
2.625%, 1Y H15 + 1.500%, 02/20/26 (a)	1,738	1,716
2.625%, 1Y H15 + 1.500%, 01/20/27 (a)	935	906
2.625%, 1Y H15 + 1.500%, 08/20/27 (a)	7,366	7,156
2.625%, 1Y H15 + 1.500%, 09/20/27 (a)	31,068	30,121
2.625%, 1Y H15 + 1.500%, 02/20/28 (a)	2,355	2,272
2.625%, 1Y H15 + 1.500%, 03/20/28 (a)	3,778	3,698
2.625%, 1Y H15 + 1.500%, 07/20/29 (a)	2,558	2,495
2.625%, 1Y H15 + 1.500%, 08/20/29 (a)	2,650	2,584
2.625%, 1Y H15 + 1.500%, 09/20/29 (a)	3,524	3,412
2.625%, 1Y H15 + 1.500%, 01/20/30 (a)	9,200	9,066
2.625%, 1Y H15 + 1.500%, 08/20/31 (a)	683	667
2.625%, 1Y H15 + 1.500%, 03/20/32 (a)	129	128
2.625%, 1Y H15 + 1.500%, 03/20/33 (a)	1,245	1,231
2.625%, 1Y H15 + 1.500%, 09/20/33 (a)	17,036	16,648
2.750%, 1Y H15 + 1.500%, 11/20/27 (a)	3,356	3,231
2.750%, 1Y H15 + 1.500%, 10/20/28 (a)	279	267
2.750%, 1Y H15 + 1.500%, 10/20/29 (a)	1,661	1,615
2.750%, 1Y H15 + 1.500%, 11/20/30 (a)	3,652	3,501
2.875%, 1Y H15 + 1.500%, 05/20/26 (a)	2,388	2,347
2.875%, 1Y H15 + 1.500%, 06/20/27 (a)	1,231	1,210
2.875%, 1Y H15 + 1.500%, 05/20/28 (a)	1,652	1,624
2.875%, 1Y H15 + 1.500%, 05/20/29 (a)	2,509	2,475
2.875%, 1Y H15 + 1.500%, 06/20/30 (a)	2,803	2,734
2.875%, 1Y H15 + 1.500%, 04/20/31 (a)	2,857	2,834
2.875%, 1Y H15 + 1.500%, 04/20/32 (a)	2,154	2,133

BHFTI-279

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II ARM Pool
2.875%, 1Y H15 + 1.500%, 05/20/32 (a)	4,213	$4,137
3.000%, 1Y H15 + 1.500%, 04/20/30 (a)	3,708	3,630
3.000%, 1Y H15 + 1.500%, 05/20/30 (a)	9,040	8,912
3.250%, 1Y H15 + 2.000%, 10/20/31 (a)	3,678	3,524
3.500%, 1Y H15 + 1.500%, 11/20/26 (a)	2,299	2,226
3.500%, 1Y H15 + 1.500%, 10/20/30 (a)	725	705
Government National Mortgage Association (CMO)
4.412%, 09/20/66 (a)	6,865,124	7,011,623
4.508%, 12M LIBOR + 0.800%, 09/20/67 (a)	5,270,781	5,256,597
4.906%, 1M LIBOR + 0.340%, 12/20/62 (a)	65,256	64,708
5.059%, SOFR30A + 0.500%, 01/20/72 (a)	4,049,679	3,955,542
5.166%, 1M LIBOR + 0.600%, 08/20/65 (a)	1,857,100	1,835,296
5.166%, 1M LIBOR + 0.600%, 10/20/65 (a)	3,375,796	3,361,841
5.216%, 1M LIBOR + 0.650%, 06/20/66 (a)	2,348,924	2,342,252
5.280%, SOFR30A + 0.880%, 03/20/73 (a) (d) (e)	8,000,000	8,066,011
5.359%, SOFR30A + 0.800%, 01/20/73 (a)	7,244,067	7,199,713
5.416%, 1M LIBOR + 0.850%, 09/20/66 (a)	4,778,917	4,746,662
5.459%, SOFR30A + 0.900%, 01/20/73 (a)	12,511,314	12,509,359
5.566%, 1M LIBOR + 1.000%, 12/20/65 (a)	13,349,195	13,240,009
5.566%, 1M LIBOR + 1.000%, 01/20/67 (a)	6,226,850	6,192,749
5.579%, SOFR30A + 1.020%, 12/20/72 (a)	4,936,236	4,972,244
Uniform Mortgage-Backed Securities 15 Yr. Pool
4.500%, TBA (c)	100,000	99,695
Uniform Mortgage-Backed Securities 30 Yr. Pool
3.000%, TBA (c)	528,850,000	474,963,567
3.500%, TBA (c)	315,912,000	293,736,456
4.000%, TBA (c)	195,800,000	187,265,092
4.500%, TBA (c)	77,400,000	75,840,837
5.000%, TBA (c)	51,100,000	50,964,266
5.500%, TBA (c)	262,500,000	265,079,320
6.000%, TBA (c)	50,800,000	51,849,172

		1,680,114,557

U.S. Treasury—20.9%
U.S. Treasury Bonds
1.375%, 11/15/40	62,400,000	42,980,437
1.375%, 08/15/50	39,500,000	23,720,059
1.625%, 11/15/50	29,100,000	18,661,512
1.875%, 02/15/41	16,900,000	12,639,351
2.000%, 02/15/50	9,600,000	6,804,000
2.250%, 08/15/49	8,900,000	6,692,035
2.750%, 08/15/42	39,000,000	33,186,563
2.750%, 11/15/42	19,800,000	16,791,328
2.875%, 05/15/43	83,700,000	72,318,762
2.875%, 08/15/45	17,200,000	14,656,281
2.875%, 05/15/49	10,200,000	8,728,172
3.000%, 02/15/49	11,000,000	9,629,297
3.125%, 02/15/42	15,800,000	14,338,500
3.125%, 08/15/44	116,300,000	103,761,406
3.250%, 05/15/42	48,300,000	44,558,637
3.375%, 05/15/44	18,000,000	16,741,406
4.250%, 05/15/39	9,600,000	10,354,125
4.375%, 11/15/39	57,100,000	62,381,750
4.500%, 08/15/39	15,100,000	16,768,078
4.625%, 02/15/40	12,800,000	14,405,000

U.S. Treasury—(Continued)
U.S. Treasury Inflation Indexed Bonds
0.125%, 02/15/51 (f)	2,412,501	1,669,212
0.250%, 02/15/50 (f)	6,863,824	4,974,396
0.625%, 02/15/43 (f)	1,561,092	1,317,202
0.750%, 02/15/45 (f)	11,685,288	9,946,417
0.875%, 02/15/47 (f)	2,478,060	2,143,909
1.000%, 02/15/49 (f)	2,614,920	2,324,078
1.375%, 02/15/44 (f)	6,673,368	6,460,654
U.S. Treasury Inflation Indexed Notes
0.125%, 07/15/31 (f)	16,627,357	15,312,269
0.125%, 01/15/32 (f)	17,803,005	16,260,020
0.625%, 07/15/32 (f)	17,602,911	16,812,499
U.S. Treasury Notes
1.750%, 06/30/24 (g)	38,200,000	36,961,484
2.125%, 07/31/24 (g) (h) (i)	24,800,000	24,071,500
2.125%, 09/30/24 (g) (h)	7,900,000	7,650,965
2.250%, 11/15/24 (g) (h) (i)	110,600,000	107,130,789
2.250%, 08/15/27 (h)	24,360,000	22,979,283
2.875%, 05/15/32	1,800,000	1,712,953

		827,844,329

Total U.S. Treasury & Government Agencies (Cost $2,653,783,872)		2,507,958,886

Corporate Bonds & Notes—30.8%

Aerospace/Defense—0.6%
Boeing Co. (The) 1.433%, 02/04/24	12,300,000	11,883,674
2.750%, 02/01/26	12,000,000	11,388,553
Spirit AeroSystems, Inc. 4.600%, 06/15/28	1,600,000	1,356,000

		24,628,227

Agriculture—0.5%
Imperial Brands Finance plc 3.125%, 07/26/24 (144A)	9,326,000	9,033,054
3.875%, 07/26/29 (144A)	12,800,000	11,501,538

		20,534,592

Airlines—0.5%
American Airlines Pass-Through Trust 3.700%, 10/01/26	2,705,936	2,477,488
British Airways Pass-Through Trust 4.125%, 09/20/31 (144A) †	1,338,034	1,169,118
U.S. Airways Pass-Through Trust 3.950%, 11/15/25	30,624	28,625
United Airlines Pass-Through Trust 2.875%, 10/07/28	3,678,451	3,275,202
3.450%, 07/07/28	2,058,391	1,784,507
5.875%, 10/15/27	9,658,027	9,628,873

		18,363,813

BHFTI-280

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Auto Manufacturers—2.7%
Ford Motor Credit Co. LLC
3.810%, 01/09/24	13,300,000	$13,142,794
General Motors Financial Co., Inc.
5.938%, SOFR + 1.200%, 11/17/23 (a)	11,300,000	11,244,689
Hyundai Capital America
2.100%, 09/15/28 (144A)	13,500,000	11,409,411
5.500%, 03/30/26	5,900,000	5,908,886
Nissan Motor Acceptance Co. LLC
1.850%, 09/16/26 (144A)	13,500,000	11,683,980
Nissan Motor Co., Ltd.
3.522%, 09/17/25 (144A)	8,100,000	7,673,990
4.345%, 09/17/27 (144A)	5,600,000	5,283,344
4.810%, 09/17/30 (144A)	14,700,000	13,311,031
Volkswagen Bank GmbH
2.500%, 07/31/26 (EUR)	2,000,000	2,064,753
Volkswagen Group of America Finance LLC
2.850%, 09/26/24 (144A)	13,300,000	12,848,721
4.625%, 11/13/25 (144A)	10,900,000	10,810,631

		105,382,230

Banks—8.8%
Banco Espirito Santo S.A.
2.625%, 05/08/17 (EUR) (j)	1,700,000	212,020
Bank of America Corp.
0.981%, SOFR + 0.910%, 09/25/25 (a)	4,800,000	4,478,830
4.125%, 01/22/24	2,130,000	2,112,994
Barclays plc
3.125%, 01/17/24 (GBP)	4,400,000	5,317,370
4.338%, 3M LIBOR + 1.356%, 05/16/24 (a)	700,000	698,299
4.972%, 3M LIBOR + 1.902%, 05/16/29 (a)	2,000,000	1,929,080
6.252%, 3M LIBOR + 1.380%, 05/16/24 (a)	100,000	99,643
7.437%, 1Y H15 + 3.500%, 11/02/33 (a)	9,300,000	10,279,364
BNP Paribas S.A.
4.625%, 5Y H15 + 3.340%, 02/25/31 (144A) (a)	12,500,000	9,342,000
BPCE S.A.
4.000%, 09/12/23 (144A)	17,000,000	16,826,600
Citigroup, Inc.
3.070%, SOFR + 1.280%, 02/24/28 (a)	8,100,000	7,530,652
Credit Agricole S.A.
1.247%, SOFR + 0.892%, 01/26/27 (144A) (a)	4,000,000	3,572,047
Credit Suisse Group AG
4.207%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	15,700,000	15,229,000
6.394%, 3M LIBOR + 1.240%, 06/12/24 (144A) (a)	10,400,000	10,140,409
6.442%, SOFR + 3.700%, 08/11/28 (144A) (a)	7,000,000	6,942,600
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	10,650,000	10,942,875
Danske Bank A/S
4.298%, 1Y H15 + 1.750%, 04/01/28 (144A) (a)	12,000,000	11,322,557
Deutsche Bank AG
2.222%, SOFR + 2.159%, 09/18/24 (a)	13,200,000	12,835,671
3.547%, SOFR + 3.043%, 09/18/31 (a)	13,000,000	10,662,268
Goldman Sachs Group, Inc. (The)
3.750%, 05/22/25	1,675,000	1,626,617
6.552%, 3M LIBOR + 1.750%, 10/28/27 (a)	7,500,000	7,579,619
HSBC Holdings plc
2.804%, SOFR + 1.187%, 05/24/32 (a)	1,400,000	1,143,245

Banks—(Continued)
HSBC Holdings plc
6.254%, SOFR + 2.390%, 03/09/34 (a)	7,500,000	7,841,125
7.390%, SOFR + 3.350%, 11/03/28 (a)	5,900,000	6,279,567
ING Groep NV
3.950%, 03/29/27	1,100,000	1,051,231
4.625%, 01/06/26 (144A)	6,800,000	6,675,456
JPMorgan Chase & Co.
1.578%, SOFR + 0.885%, 04/22/27 (a)	13,300,000	11,949,710
Lloyds Bank plc
Zero Coupon, 04/02/32 (k)	13,000,000	8,243,251
Mitsubishi UFJ Financial Group, Inc.
1.640%, 1Y H15 + 0.670%, 10/13/27 (a)	10,500,000	9,225,991
Mizuho Financial Group, Inc.
1.979%, SOFR + 1.532%, 09/08/31 (a)	9,800,000	7,725,758
2.201%, SOFR + 1.772%, 07/10/31 (a)	12,400,000	10,032,953
2.226%, 3M LIBOR + 0.830%, 05/25/26 (a)	5,900,000	5,502,350
Morgan Stanley
3.737%, 3M LIBOR + 0.847%, 04/24/24 (a)	9,400,000	9,383,291
4.210%, SOFR + 1.610%, 04/20/28 (a)	5,400,000	5,240,458
5.123%, SOFR + 1.730%, 02/01/29 (a)	4,000,000	4,031,777
Santander Holdings U.S.A., Inc.
3.450%, 06/02/25	4,800,000	4,493,441
Societe Generale S.A.
6.447%, 1Y H15 + 2.300%, 01/12/27 (144A) (a)	5,000,000	4,996,673
Standard Chartered plc
3.971%, 1Y H15 + 1.650%, 03/30/26 (144A) (a)	6,000,000	5,772,119
6.301%, 1Y H15 + 2.450%, 01/09/29 (144A) (a)	5,500,000	5,620,708
7.776%, 1Y H15 + 3.100%, 11/16/25 (144A) (a)	8,100,000	8,282,072
Sumitomo Mitsui Financial Group, Inc.
1.474%, 07/08/25	6,500,000	5,952,116
1.902%, 09/17/28	9,800,000	8,300,394
5.464%, 01/13/26	9,500,000	9,591,334
UBS Group AG
4.125%, 04/15/26 (144A)	10,200,000	9,693,504
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a)	4,000,000	3,963,526
UniCredit S.p.A.
7.830%, 12/04/23 (144A)	29,700,000	29,850,995
Virgin Money UK plc
4.000%, 1Y UKG + 3.750%, 09/03/27 (GBP) (a)	500,000	565,479
Wells Fargo & Co.
1.741%, 3M EURIBOR + 1.850%, 05/04/30 (EUR) (a)	2,600,000	2,432,076
2.393%, SOFR + 2.100%, 06/02/28 (a)	5,400,000	4,862,478
3.908%, SOFR + 1.320%, 04/25/26 (a)	1,700,000	1,650,046

		350,033,639

Biotechnology—0.3%
Amgen, Inc.
5.150%, 03/02/28	4,000,000	4,084,085
5.600%, 03/02/43	6,100,000	6,284,827
Royalty Pharma plc
1.200%, 09/02/25	3,000,000	2,719,935

		13,088,847

BHFTI-281

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Chemicals—0.3%
International Flavors & Fragrances, Inc. 2.300%, 11/01/30 (144A)	12,800,000	$10,271,935

Computers—0.0%
Dell International LLC / EMC Corp. 4.900%, 10/01/26	900,000	897,720

Cosmetics/Personal Care—0.1%
Kenvue, Inc. 5.050%, 03/22/28	3,900,000	4,030,631

Diversified Financial Services—2.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.875%, 08/14/24	4,000,000	3,821,333
4.450%, 10/01/25	3,000,000	2,898,440
Aviation Capital Group LLC 4.125%, 08/01/25 (144A)	10,500,000	9,992,464
Blue Owl Finance LLC 3.125%, 06/10/31 (144A)	13,000,000	9,696,453
Capital One Financial Corp. 4.927%, SOFR + 2.057%, 05/10/28 (a)	11,500,000	11,042,139
LeasePlan Corp. NV 2.875%, 10/24/24 (144A)	13,100,000	12,444,962
Mitsubishi HC Capital, Inc. 3.960%, 09/19/23 (144A)	5,045,000	5,012,258
Nomura Holdings, Inc. 2.172%, 07/14/28	500,000	417,330
2.679%, 07/16/30	9,600,000	7,760,637
5.709%, 01/09/26	5,100,000	5,114,082
5.842%, 01/18/28	4,700,000	4,738,627
6.181%, 01/18/33	3,900,000	3,968,170
OneMain Finance Corp. 6.875%, 03/15/25	1,100,000	1,065,906

		77,972,801

Electric—2.7%
AES Corp. (The) 2.450%, 01/15/31	5,000,000	4,070,667
Duke Energy Progress LLC 2.000%, 08/15/31	13,800,000	11,304,394
Edison International 3.550%, 11/15/24	2,900,000	2,816,881
Evergy, Inc. 2.450%, 09/15/24	13,500,000	12,929,952
FirstEnergy Corp. 4.150%, 07/15/27	1,300,000	1,238,250
National Rural Utilities Cooperative Finance Corp. 4.800%, 03/15/28	3,600,000	3,634,362
Pacific Gas and Electric Co.
3.150%, 01/01/26	10,900,000	10,169,561
3.250%, 02/16/24	12,600,000	12,339,369
3.300%, 12/01/27	1,600,000	1,440,821
3.400%, 08/15/24	4,500,000	4,371,384
3.450%, 07/01/25	3,600,000	3,431,030

Electric—(Continued)
Pacific Gas and Electric Co.
3.500%, 06/15/25	2,700,000	2,573,937
4.250%, 08/01/23	3,000,000	2,982,209
4.550%, 07/01/30	5,000,000	4,685,448
5.450%, 06/15/27	5,000,000	4,947,426
ReNew Wind Energy AP2 / ReNew Power Pvt., Ltd. 4.500%, 07/14/28 (144A)	13,100,000	11,010,458
Southern California Edison Co. 5.850%, 11/01/27	3,000,000	3,160,969
WEC Energy Group, Inc. 1.375%, 10/15/27	5,000,000	4,335,040
1.800%, 10/15/30	5,000,000	4,042,704

		105,484,862

Electronics—0.2%
Flex, Ltd. 4.875%, 06/15/29	8,160,000	7,901,420

Environmental Control—0.1%
Republic Services, Inc. 4.875%, 04/01/29	3,800,000	3,841,107

Gas—0.8%
Atmos Energy Corp. 1.500%, 01/15/31	12,900,000	10,297,159
Boston Gas Co. 3.757%, 03/16/32 (144A)	12,500,000	11,286,122
Southern California Gas Co. 2.950%, 04/15/27	12,500,000	11,706,926

		33,290,207

Healthcare-Services—0.5%
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	12,100,000	10,508,863
HCA, Inc.
3.125%, 03/15/27 (144A)	7,300,000	6,785,176
3.375%, 03/15/29 (144A)	5,200,000	4,695,715

		21,989,754

Insurance—1.1%
GA Global Funding Trust
1.250%, 12/08/23 (144A)	14,000,000	13,575,207
Hanwha Life Insurance Co., Ltd.
3.379%, 5Y H15 + 1.850%, 02/04/32 (144A) (a)	13,000,000	11,529,675
Jackson National Life Global Funding
5.999%, SOFR + 1.150%, 06/28/24 (144A) (a)	6,300,000	6,255,333
MassMutual Global Funding II
5.050%, 12/07/27 (144A)	7,900,000	7,996,632
Reliance Standard Life Global Funding II
3.850%, 09/19/23 (144A)	600,000	595,072
Society of Lloyd’s
4.750%, 10/30/24 (GBP)	1,600,000	1,927,158

		41,879,077

BHFTI-282

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Internet—0.1%
Expedia Group, Inc. 2.950%, 03/15/31	2,561,000	$2,137,010

Lodging—0.4%
Choice Hotels International, Inc.
3.700%, 12/01/29	2,500,000	2,245,125
Hyatt Hotels Corp.
4.850%, 03/15/26	2,700,000	2,683,797
Marriott International, Inc.
3.600%, 04/15/24	2,600,000	2,550,756
4.150%, 12/01/23	10,000,000	9,930,985

		17,410,663

Media—0.3%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.500%, 06/01/41	13,300,000	9,127,157
CSC Holdings LLC
5.375%, 02/01/28 (144A)	3,800,000	3,113,193

		12,240,350

Oil & Gas—0.2%
Petroleos Mexicanos
10.000%, 02/07/33 (144A)	3,000,000	2,857,500
Pioneer Natural Resources Co.
5.100%, 03/29/26	4,000,000	4,016,636
Rio Oil Finance Trust
9.250%, 07/06/24 (144A)	931,774	939,927

		7,814,063

Packaging & Containers—0.4%
WRKCo, Inc.
4.650%, 03/15/26	14,700,000	14,554,554

Pharmaceuticals—0.7%
AbbVie, Inc.
2.850%, 05/14/23	3,000,000	2,991,150
3.200%, 05/14/26	1,300,000	1,255,178
3.600%, 05/14/25	700,000	686,638
Bayer U.S. Finance LLC
5.876%, 3M LIBOR + 1.010%, 12/15/23 (144A) (a)	6,600,000	6,592,023
CVS Health Corp.
2.125%, 09/15/31	14,000,000	11,444,601
3.750%, 04/01/30	3,900,000	3,648,428
CVS Pass-Through Trust
6.943%, 01/10/30	529,883	546,295

		27,164,313

Pipelines—0.3%
Cheniere Corpus Christi Holdings LLC
5.125%, 06/30/27	9,000,000	9,006,839
Energy Transfer L.P.
5.950%, 12/01/25	1,800,000	1,828,481

Pipelines—(Continued)
MPLX L.P. 5.000%, 03/01/33	1,500,000	$1,467,855

		12,303,175

Real Estate—0.1%
Logicor Financing Sarl
1.625%, 07/15/27 (EUR)	4,500,000	3,846,271
Ontario Teachers’ Cadillac Fairview Properties Trust
3.875%, 03/20/27 (144A)	1,700,000	1,586,892
Tesco Property Finance 6 plc
5.411%, 07/13/44 (GBP)	546,386	641,432

		6,074,595

Real Estate Investment Trusts—4.4%
American Homes 4 Rent L.P. 4.250%, 02/15/28	1,900,000	1,782,836
American Tower Corp. 3.375%, 05/15/24	12,000,000	11,745,943
Boston Properties L.P. 2.450%, 10/01/33	3,911,000	2,631,342
Brixmor Operating Partnership L.P. 3.900%, 03/15/27	6,000,000	5,576,122
4.125%, 06/15/26	5,500,000	5,210,844
Crown Castle, Inc. 2.900%, 03/15/27	12,500,000	11,601,092
EPR Properties 3.750%, 08/15/29	2,500,000	1,915,029
Equinix, Inc. 1.000%, 09/15/25	2,900,000	2,626,396
Federal Realty Investment Trust 3.500%, 06/01/30	4,900,000	4,323,326
GLP Capital L.P. / GLP Financing II, Inc. 5.250%, 06/01/25	5,000,000	4,881,307
Goodman U.S. Finance Three LLC 3.700%, 03/15/28 (144A)	10,800,000	9,968,351
Hudson Pacific Properties L.P. 4.650%, 04/01/29	2,400,000	1,684,218
Kilroy Realty L.P. 2.650%, 11/15/33	13,100,000	8,138,866
Life Storage L.P. 2.400%, 10/15/31	13,500,000	10,881,269
Omega Healthcare Investors, Inc. 4.750%, 01/15/28	8,900,000	8,247,793
Piedmont Operating Partnership L.P. 3.150%, 08/15/30	12,900,000	9,573,223
Prologis L.P. 2.250%, 01/15/32	6,200,000	5,099,525
Public Storage 3.094%, 09/15/27	9,000,000	8,465,956
Realty Income Corp. 3.875%, 04/15/25	10,700,000	10,428,270
SBA Tower Trust 2.328%, 07/15/52 (144A)	13,000,000	11,556,503
Simon Property Group L.P. 2.750%, 06/01/23	11,890,000	11,827,659

BHFTI-283

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Real Estate Investment Trusts—(Continued)
Starwood Property Trust, Inc. 4.375%, 01/15/27 (144A)	13,300,000	$10,991,918
Sun Communities Operating L.P. 2.700%, 07/15/31	13,200,000	10,676,135
UDR, Inc. 3.500%, 07/01/27	1,000,000	948,464
4.400%, 01/26/29	3,400,000	3,258,028
Welltower LLC 4.250%, 04/01/26	1,102,000	1,077,873

		175,118,288

Retail—0.2%
7-Eleven, Inc. 1.800%, 02/10/31 (144A)	9,600,000	7,606,154

Savings & Loans—0.1%
Nationwide Building Society 4.363%, 3M LIBOR + 1.392%, 08/01/24 (144A) (a)	5,390,000	5,344,914

Semiconductors—1.0%
Broadcom, Inc. 3.137%, 11/15/35 (144A)	8,769,000	6,743,881
3.187%, 11/15/36 (144A)	10,800,000	8,184,429
3.500%, 02/15/41 (144A)	13,300,000	10,032,138
4.300%, 11/15/32	14,900,000	13,727,992

		38,688,440

Shipbuilding—0.3%
Huntington Ingalls Industries, Inc. 2.043%, 08/16/28	13,800,000	11,828,821

Software—0.6%
Oracle Corp. 3.600%, 04/01/40	6,400,000	4,967,302
3.600%, 04/01/50	10,600,000	7,518,522
VMware, Inc. 1.400%, 08/15/26	13,500,000	11,940,700

		24,426,524

Telecommunications—0.5%
Level 3 Financing, Inc. 3.875%, 11/15/29 (144A)	8,330,000	6,028,671
Sprint LLC 7.125%, 06/15/24	1,000,000	1,016,571
7.875%, 09/15/23	2,800,000	2,820,703
T-Mobile USA, Inc. 2.550%, 02/15/31	8,900,000	7,543,562
Verizon Communications, Inc. 2.355%, 03/15/32	4,600,000	3,773,832

		21,183,339

Total Corporate Bonds & Notes (Cost $1,337,070,042)		1,223,486,065

Mortgage-Backed Securities—14.8%
Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—8.0%
Adjustable Rate Mortgage Trust
3.612%, 11/25/35 (a)	128,593	$97,214
Alternative Loan Trust
0.155%, -1x 1M LIBOR + 5.000%, 05/25/35 (a) (b)	401,969	19,323
4.618%, 12M MTA + 1.480%, 01/25/36 (a)	399,346	356,362
5.365%, 1M LIBOR + 0.520%, 06/25/46 (a)	4,814,466	3,885,154
5.500%, 02/25/36	1,482,639	1,068,750
6.000%, 03/25/35	7,579,461	6,070,013
6.000%, 08/25/36 (a)	1,759,464	1,638,949
6.000%, 02/25/37	7,747,485	3,493,650
6.000%, 04/25/37	2,571,272	1,226,849
6.000%, 07/25/37	3,795,841	1,945,609
American Home Mortgage Investment Trust 5.205%, 1M LIBOR + 0.360%, 12/25/46 (a)	9,995,129	8,008,155
Banc of America Alternative Loan Trust 9.019%, -4x1M LIBOR + 28.400%, 11/25/46 (a)	323,264	312,083
Banc of America Funding Trust
3.796%, 05/25/35 (a)	231,016	211,350
4.160%, 02/20/36 (a)	455,984	413,575
4.412%, 01/20/47 (a)	54,938	49,188
Banc of America Mortgage Trust
6.000%, 05/25/37	4,662,033	3,637,598
Bayview MSR Opportunity Master Fund Trust
3.000%, 11/25/51 (144A) (a)	12,259,593	10,353,129
BCAP LLC Trust
5.250%, 02/26/36 (144A) (a)	1,904,143	850,095
5.265%, 1M LIBOR + 0.420%, 05/25/47 (a)	3,866,496	3,438,763
Bear Stearns Adjustable Rate Mortgage Trust
3.250%, 02/25/33 (a)	1,955	1,476
4.107%, 10/25/35 (a)	526,035	489,346
Bear Stearns ALT-A Trust
3.722%, 11/25/36 (a)	1,541,110	850,566
3.732%, 11/25/36 (a)	1,371,762	710,826
3.764%, 05/25/36 (a)	1,173,911	660,650
3.942%, 05/25/35 (a)	379,974	348,344
3.964%, 09/25/35 (a)	396,336	240,718
Bear Stearns Structured Products, Inc. Trust
3.649%, 12/26/46 (a)	347,664	258,214
3.947%, 01/26/36 (a)	397,894	305,926
Chase Mortgage Finance Trust
3.705%, 09/25/36 (a)	955,547	777,276
3.713%, 03/25/37 (a)	524,139	470,341
3.861%, 12/25/35 (a)	297,705	267,317
Chevy Chase Funding LLC Mortgage-Backed Certificate
5.095%, 1M LIBOR + 0.250%, 08/25/35 (144A) (a)	9,257	8,199
CHL Mortgage Pass-Through Trust
3.512%, 09/20/36 (a)	1,288,602	1,082,885
5.245%, 1M LIBOR + 0.400%, 04/25/46 (a)	1,219,906	1,037,220
5.485%, 1M LIBOR + 0.640%, 03/25/35 (a)	223,000	195,635
5.750%, 06/25/37	933,138	495,872
Citicorp Mortgage Securities Trust
6.000%, 05/25/37	725,976	635,844
Citigroup Mortgage Loan Trust
5.410%, 1Y H15 + 2.400%, 10/25/35 (a)	518,069	471,115
Citigroup Mortgage Loan Trust, Inc.
3.488%, 10/25/46 (a)	538,301	466,131

BHFTI-284

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations—(Continued)
Citigroup Mortgage Loan Trust, Inc.
3.790%, 1Y H15 + 2.150%, 09/25/35 (a)	56,764	$54,943
6.080%, 1Y H15 + 2.100%, 09/25/35 (a)	321,608	316,162
CitiMortgage Alternative Loan Trust 5.495%, 1M LIBOR + 0.650%, 10/25/36 (a)	3,853,753	3,180,730
Countrywide Home Reperforming Loan REMIC Trust 5.185%, 1M LIBOR + 0.340%, 06/25/35 (144A) (a)	611,393	554,517
Credit Suisse First Boston Mortgage Securities Corp. 5.044%, 03/25/32 (144A) (a)	22,833	20,600
6.000%, 11/25/35	761,396	574,933
Credit Suisse Mortgage Trust 4.767%, 10/27/36 (144A) (a)	9,047,553	7,889,220
Downey Savings & Loan Association Mortgage Loan Trust 4.540%, 07/19/44 (a)	173,150	152,578
First Horizon Mortgage Pass-Through Trust 3.875%, 08/25/35 (a)	56,988	38,438
GCAT LLC 2.981%, 09/25/25 (144A) (k)	4,115,154	3,999,950
Gemgarto plc 4.750%, 3M SONIA + 0.590%, 12/16/67 (144A) (GBP) (a)	5,229,786	6,386,655
GreenPoint Mortgage Funding Trust 5.285%, 1M LIBOR + 0.440%, 06/25/45 (a)	22,750	20,584
GS Mortgage-Backed Securities Trust 2.500%, 01/25/52 (144A) (a)	11,993,927	9,706,181
2.500%, 06/25/52 (144A) (a)	11,909,122	9,637,553
3.000%, 08/26/52 (144A) (a)	14,158,723	11,935,362
GSR Mortgage Loan Trust 3.550%, 04/25/36 (a)	930,696	623,922
3.895%, 01/25/36 (a)	1,388,506	1,322,048
4.052%, 09/25/35 (a)	7,596	6,991
6.000%, 03/25/32	47	45
HarborView Mortgage Loan Trust 5.201%, 1M LIBOR + 0.440%, 05/19/35 (a)	313,150	275,143
IndyMac ARM Trust 3.544%, 01/25/32 (a)	5,603	5,080
3.686%, 01/25/32 (a)	234	207
IndyMac INDX Mortgage Loan Trust 5.085%, 1M LIBOR + 0.240%, 07/25/36 (a)	2,083,687	1,868,807
5.265%, 1M LIBOR + 0.420%, 05/25/46 (a)	3,349,529	2,861,860
JPMorgan Alternative Loan Trust 5.205%, 1M LIBOR + 0.360%, 05/25/36 (a)	934,153	749,827
JPMorgan Mortgage Trust 3.000%, 03/25/52 (144A) (a)	11,854,901	10,055,825
3.702%, 07/25/35 (a)	112,833	111,493
3.759%, 12/26/37 (144A) (a)	4,892,126	4,082,062
5.750%, 01/25/36	183,604	91,677
Legacy Mortgage Asset Trust 5.882%, 10/25/59 (144A) (k)	10,223,564	10,211,579
Lehman Mortgage Trust 5.445%, 1M LIBOR + 0.600%, 08/25/36 (a)	2,893,782	2,093,445
Lehman XS Trust 5.245%, 1M LIBOR + 0.400%, 03/25/47 (a)	10,069,116	8,096,746
MASTR Alternative Loan Trust 5.245%, 1M LIBOR + 0.400%, 03/25/36 (a)	611,761	62,045
6.500%, 02/25/35	2,495,102	2,508,885

Collateralized Mortgage Obligations—(Continued)
MASTR Asset Securitization Trust 6.000%, 06/25/36	164,916	109,534
Metlife Securitization Trust 3.750%, 03/25/57 (144A) (a)	3,604,109	3,394,728
Mill City Mortgage Loan Trust
3.250%, 08/25/59 (144A) (a)	8,400,000	7,232,280
Morgan Stanley Re-REMIC Trust
3.007%, 03/26/37 (144A) (k)	1,343,724	1,225,682
MortgageIT Mortgage Loan Trust
5.305%, 1M LIBOR + 0.460%, 04/25/36 (a)	1,415,774	1,276,438
Nomura Asset Acceptance Corp. Alternative Loan Trust
5.476%, 05/25/35 (k)	597,153	311,110
OBX Trust
5.495%, 1M LIBOR + 0.650%, 06/25/57 (144A) (a)	5,752,624	5,359,232
6.120%, 11/25/62 (144A) (a)	7,574,281	7,579,927
RBSSP Resecuritization Trust
4.552%, 1M LIBOR + 0.240%, 06/27/36 (144A) (a)	3,176,427	3,050,468
Residential Asset Securitization Trust
6.000%, 06/25/36	2,838,818	1,207,466
Ripon Mortgages plc
4.815%, 3M SONIA + 0.700%, 08/28/56 (144A) (GBP) (a)	15,532,800	18,992,901
5.265%, 3M SONIA + 1.150%, 08/28/56 (144A) (GBP) (a)	5,777,000	6,874,125
5.615%, 3M SONIA + 1.500%, 08/28/56 (144A) (GBP) (a)	13,223,000	15,555,681
Sequoia Mortgage Trust
5.401%, 1M LIBOR + 0.640%, 04/19/27 (a)	125,066	117,233
5.461%, 1M LIBOR + 0.700%, 07/20/33 (a)	62,784	55,818
Structured Adjustable Rate Mortgage Loan Trust
3.845%, 01/25/35 (a)	172,539	169,397
4.119%, 08/25/35 (a)	44,079	37,166
4.274%, 10/25/36 (a)	5,663,151	2,984,601
4.601%, 04/25/35 (a)	1,507,472	1,353,436
Structured Asset Mortgage Investments II Trust
5.261%, 1M LIBOR + 0.500%, 07/19/35 (a)	224,541	199,711
Towd Point Mortgage Funding
4.993%, 3M SONIA + 0.900%, 05/20/45 (GBP) (a)	21,691,221	26,546,483
5.036%, 3M SONIA + 1.144%, 10/20/51 (GBP) (a)	12,115,753	14,953,099
5.243%, 3M SONIA + 1.350%, 07/20/45 (144A) (GBP) (a)	8,566,626	10,509,999
UWM Mortgage Trust
2.500%, 11/25/51 (144A) (a)	16,708,169	13,521,219
2.500%, 12/25/51 (144A) (a)	12,223,564	9,892,017
WaMu Mortgage Pass-Through Certificates Trust
3.236%, 06/25/37 (a)	3,189,834	2,708,867
4.538%, 12M MTA + 1.400%, 06/25/42 (a)	24,354	21,607
5.345%, 1M LIBOR + 0.500%, 02/25/45 (a)	3,829,128	3,487,056
Wells Fargo Mortgage-Backed Securities Trust
4.169%, 09/25/33 (a)	66,190	62,804

		315,135,888

Commercial Mortgage-Backed Securities — 6.8%
1211 Avenue of the Americas Trust
3.901%, 08/10/35 (144A)	12,100,000	11,310,444

BHFTI-285

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Commercial Mortgage-Backed Securities—(Continued)
225 Liberty Street Trust 3.597%, 02/10/36 (144A)	11,600,000	$10,713,258
Arbor Multifamily Mortgage Securities Trust
2.756%, 05/15/53 (144A)	7,500,000	6,411,587
AREIT Trust
5.789%, 1M LIBOR + 1.080%, 11/17/38 (144A) (a)	9,629,884	9,352,373
5.809%, SOFR30A + 1.250%, 01/16/37 (144A) (a)	12,176,961	11,760,352
6.985%, 1M TSFR + 2.242%, 06/17/39 (144A) (a)	11,500,000	11,400,559
Benchmark Mortgage Trust
2.955%, 01/15/55 (a)	12,646,000	11,081,606
3.458%, 03/15/55	13,000,000	11,436,659
4.016%, 03/15/52	13,000,000	12,134,359
4.457%, 05/15/55 (a)	11,000,000	10,445,179
Commercial Mortgage Pass-Through Certificates Mortgage Trust
3.545%, 02/10/36 (144A)	11,600,000	10,683,637
CSAIL Commercial Mortgage Trust
3.314%, 11/15/49	1,731,313	1,669,702
DBGS Mortgage Trust
3.843%, 04/10/37 (144A)	12,550,000	10,639,042
DC Office Trust
2.965%, 09/15/45 (144A)	1,000,000	818,200
DOLP Trust
2.956%, 05/10/41 (144A)	13,200,000	10,506,099
Extended Stay America Trust
5.765%, 1M LIBOR + 1.080%, 07/15/38 (144A) (a)	13,666,691	13,246,748
GCT Commercial Mortgage Trust
5.484%, 1M LIBOR + 0.800%, 02/15/38 (144A) (a)	4,000,000	3,664,246
GS Mortgage Securities Corp. Trust
2.856%, 05/10/34 (144A)	8,900,000	8,099,000
GS Mortgage Securities Trust
3.278%, 11/10/49 (a)	1,810,300	1,738,207
3.602%, 10/10/49 (144A) (a)	13,346,000	11,604,163
JPMorgan Chase Commercial Mortgage Securities Trust
6.134%, 1M LIBOR + 1.450%, 12/15/31 (144A) (a)	6,599,745	6,286,324
LoanCore Issuer, Ltd.
5.473%, SOFR30A + 0.914%, 07/15/35 (144A) (a)	3,750,772	3,713,695
Manhattan West Mortgage Trust
2.130%, 09/10/39 (144A)	12,300,000	10,581,385
MF1 Multifamily Housing Mortgage Loan Trust
5.624%, 1M TSFR + 0.964%, 07/15/36 (144A) (a)	6,212,514	6,081,846
Morgan Stanley Bank of America Merrill Lynch Trust
2.952%, 11/15/49	6,957,319	6,667,514
Morgan Stanley Capital I Trust
2.428%, 04/05/42 (144A) (a)	7,500,000	5,856,841
Morgan Stanley Capital Trust
3.127%, 11/15/52	800,000	702,442
Natixis Commercial Mortgage Securities Trust
6.651%, 1M TSFR + 1.824%, 03/15/35 (144A) (a)	10,430,311	10,078,724
NYO Commercial Mortgage Trust
5.780%, 1M LIBOR + 1.095%, 11/15/38 (144A) (a)	14,000,000	12,821,339
Ready Capital Mortgage Financing LLC
6.045%, 1M LIBOR + 1.200%, 11/25/36 (144A) (a)	9,628,451	9,296,844
7.166%, 1M TSFR + 2.374%, 10/25/39 (144A) (a)	1,400,000	1,390,354
7.358%, 1M TSFR + 2.552%, 10/25/39 (144A) (a)	9,286,796	9,286,795

Commercial Mortgage-Backed Securities—(Continued)
Starwood Commercial Mortgage Trust 5.854%, 1M TSFR + 1.194%, 07/15/38 (144A) (a)	8,643,750	8,594,014

		270,073,537

Total Mortgage-Backed Securities (Cost $657,769,921)		585,209,425

Asset-Backed Securities—14.6%

Asset-Backed - Automobile—0.3%
Flagship Credit Auto Trust
4.030%, 12/15/26 (144A)	11,000,000	10,785,171

Asset-Backed - Home Equity—1.2%
Accredited Mortgage Loan Trust
5.425%, 1M LIBOR + 0.290%, 07/25/34 (a)	3,744,194	3,539,524
ACE Securities Corp. Home Equity Loan Trust
5.145%, 1M LIBOR + 0.300%, 04/25/36 (a)	2,200,053	2,111,573
5.145%, 1M LIBOR + 0.300%, 07/25/36 (a)	7,849,650	2,752,202
Asset-Backed Funding Certificates Trust
5.545%, 1M LIBOR + 0.700%, 06/25/34 (a)	1,133,459	1,060,875
5.670%, 1M LIBOR + 0.825%, 07/25/35 (a)	6,113,985	5,508,201
Asset-Backed Securities Corp. Home Equity Loan Trust
4.925%, 1M LIBOR + 0.080%, 05/25/37 (a)	18,192	12,287
Bear Stearns Asset-Backed Securities I Trust
5.095%, 1M LIBOR + 0.250%, 04/25/37 (a)	5,429,863	7,496,579
5.116%, 1M LIBOR + 0.690%, 02/25/36 (a)	881,084	875,036
5.645%, 1M LIBOR + 0.800%, 10/27/32 (a)	7,776	7,566
5.845%, 1M LIBOR + 1.000%, 10/25/37 (a)	27,691	27,733
5.850%, 1M LIBOR + 1.005%, 06/25/35 (a)	4,009,180	3,800,778
Citigroup Mortgage Loan Trust
5.005%, 1M LIBOR + 0.160%, 12/25/36 (144A) (a)	5,697,954	3,140,236
GSAA Home Equity Trust
5.505%, 1M LIBOR + 0.660%, 03/25/35 (a)	60,471	59,868
HSI Asset Securitization Corp. Trust
5.185%, 1M LIBOR + 0.340%, 12/25/36 (a)	8,608,539	2,245,370
IXIS Real Estate Capital Trust
5.790%, 1M LIBOR + 0.945%, 02/25/35 (a)	1,924,567	1,878,974
MASTR Asset-Backed Securities Trust
4.945%, 1M LIBOR + 0.100%, 08/25/36 (a)	4,761,948	1,580,181
5.015%, 1M LIBOR + 0.170%, 10/25/36 (a)	345,191	343,701
5.165%, 1M LIBOR + 0.320%, 08/25/36 (a)	3,083,176	1,038,596
Merrill Lynch Mortgage Investors Trust
5.345%, 1M LIBOR + 0.500%, 07/25/37 (a)	8,721,530	2,030,482
Morgan Stanley ABS Capital I, Inc. Trust
4.905%, 1M LIBOR + 0.060%, 05/25/37 (a)	98,024	85,268
NovaStar Mortgage Funding Trust
5.045%, 1M LIBOR + 0.200%, 09/25/37 (a)	3,074,359	2,954,176
Option One Mortgage Corp. Asset-Backed Certificates
5.485%, 1M LIBOR + 0.640%, 08/25/33 (a)	7,534	7,117
Option One Mortgage Loan Trust
4.985%, 1M LIBOR + 0.140%, 01/25/37 (a)	4,261,565	2,782,899
Renaissance Home Equity Loan Trust
4.446%, 1M LIBOR + 0.880%, 08/25/33 (a)	64,313	57,860
Residential Asset Securities Corp. Trust
5.265%, 1M LIBOR + 0.280%, 06/25/36 (a)	304,050	302,992

BHFTI-286

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Home Equity—(Continued)
Residential Asset Securities Corp. Trust
5.425%, 1M LIBOR + 0.290%, 06/25/33 (a)	502,769	$459,218

		46,159,292

Asset-Backed - Other—13.1%
ACAS CLO, Ltd.
5.685%, 3M LIBOR + 0.890%, 10/18/28 (144A) (a)	22,862,133	22,504,478
Adagio CLO, Ltd.
3.008%, 3M EURIBOR + 0.720%, 10/15/31 (144A) (EUR) (a)	11,000,000	11,598,873
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.625%, 1M LIBOR + 0.780%, 05/25/34 (a)	729,205	718,917
AMMC CLO 16, Ltd.
5.772%, 3M LIBOR + 0.980%, 04/14/29 (144A) (a)	3,901,719	3,891,742
Anchorage Capital CLO 11, Ltd.
5.955%, 3M LIBOR + 1.140%, 07/22/32 (144A) (a)	12,000,000	11,780,052
Ares European CLO X DAC
3.068%, 3M EURIBOR + 0.780%, 10/15/31 (144A) (EUR) (a)	11,000,000	11,618,867
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.605%, 1M LIBOR + 0.760%, 02/25/36 (a)	3,800,180	2,842,116
BSPDF Issuer, Ltd.
5.884%, 1M LIBOR + 1.200%, 10/15/36 (144A) (a)	12,000,000	11,400,144
Carlyle Global Market Strategies CLO, Ltd.
5.895%, 3M LIBOR + 1.080%, 04/22/32 (144A) (a)	13,500,000	13,219,780
Catamaran CLO, Ltd.
5.915%, 3M LIBOR + 1.100%, 04/22/30 (144A) (a)	15,185,276	15,046,544
CWABS Asset-Backed Certificates Trust
4.334%, 10/25/46 (a)	709,526	707,412
4.464%, 10/25/32 (a)	2,069,832	2,000,359
4.985%, 1M LIBOR + 0.140%, 07/25/37 (a)	6,104,685	5,473,413
4.985%, 1M LIBOR + 0.140%, 04/25/47 (a)	1,900,005	1,799,270
4.995%, 1M LIBOR + 0.150%, 09/25/46 (a)	720,323	713,027
5.065%, 1M LIBOR + 0.220%, 09/25/37 (a)	2,285,880	2,345,369
5.125%, 1M LIBOR + 0.280%, 02/25/37 (a)	2,280,797	2,127,716
5.145%, 1M LIBOR + 0.300%, 03/25/47 (a)	504,671	490,759
5.895%, 1M LIBOR + 1.050%, 11/25/35 (a)	173,039	172,698
Dell Equipment Finance Trust
2.110%, 08/23/27 (144A)	3,260,215	3,229,648
DLLAD LLC
5.190%, 04/20/26 (144A)	6,500,000	6,474,310
Dryden 80 CLO, Ltd.
5.908%, 3M TSFR+ 1.250%, 01/17/33 (144A) (a)	1,400,000	1,372,073
First Franklin Mortgage Loan Trust
5.125%, 1M LIBOR + 0.280%, 12/25/36 (a)	4,702,901	1,960,740
5.155%, 1M LIBOR + 0.310%, 10/25/36 (a)	16,312,000	12,779,566
5.565%, 1M LIBOR + 0.720%, 10/25/35 (a)	165,721	165,154
5.775%, 1M LIBOR + 0.930%, 10/25/34 (a)	5,592,049	5,449,649
6.270%, 1M LIBOR + 1.425%, 10/25/34 (a)	1,759,902	1,732,497
Gallatin CLO, Ltd.
5.865%, 3M LIBOR + 1.050%, 01/21/28 (144A) (a)	5,011,963	4,986,923
GoodLeap Sustainable Home Solutions Trust
4.000%, 04/20/49 (144A)	10,805,904	9,685,291
GSAMP Trust
5.015%, 1M LIBOR + 0.170%, 12/25/36 (a)	2,341,560	1,126,912

Asset-Backed - Other—(Continued)
GSAMP Trust
5.430%, 1M LIBOR + 0.585%, 01/25/36 (a)	1,973,339	1,984,568
6.165%, 1M LIBOR + 1.320%, 12/25/34 (a)	4,188,404	3,354,312
Harvest CLO XX DAC
3.022%, 3M EURIBOR + 0.680%, 10/20/31 (144A) (EUR) (a)	10,900,000	11,474,255
Home Equity Loan Trust
5.075%, 1M LIBOR + 0.230%, 04/25/37 (a)	6,030,495	5,782,445
Home Equity Mortgage Loan Asset-Backed Trust
5.065%, 1M LIBOR + 0.220%, 04/25/37 (a)	2,178,379	1,607,553
JFIN CLO, Ltd.
5.953%, 3M LIBOR + 0.990%, 09/20/29 (144A) (a)	9,402,958	9,276,544
KREF, Ltd.
6.206%, 1M TSFR + 1.450%, 02/17/39 (144A) (a)	12,500,000	12,307,650
LCM XIII L.P.
5.668%, 3M LIBOR + 0.870%, 07/19/27 (144A) (a)	8,549,012	8,485,578
LCM XXV, Ltd.
5.739%, 3M TSFR + 1.100%, 07/20/30 (144A) (a)	12,416,595	12,202,620
Long Beach Mortgage Loan Trust
5.165%, 1M LIBOR + 0.320%, 05/25/36 (a)	28,020,778	8,469,824
5.365%, 1M LIBOR + 0.520%, 08/25/45 (a)	501,676	476,017
5.625%, 1M LIBOR + 0.780%, 08/25/35 (a)	8,824,086	8,449,226
Madison Park Funding XXXV, Ltd.
5.798%, 3M LIBOR + 0.990%, 04/20/32 (144A) (a)	7,300,000	7,189,828
Marathon CLO IX, Ltd.
5.942%, 3M LIBOR + 1.150%, 04/15/29 (144A) (a)	7,797,648	7,750,137
Merrill Lynch First Franklin Mortgage Loan Trust
6.095%, 1M LIBOR + 1.250%, 10/25/37 (a)	9,534,924	7,831,627
MF1 LLC
7.391%, 1M TSFR + 2.635%, 09/17/37 (144A) (a)	10,700,000	10,628,567
MF1, Ltd.
6.474%, 1M TSFR + 1.814%, 11/15/35 (144A) (a)	8,550,639	8,531,931
MidOcean Credit CLO II
5.832%, 3M LIBOR + 1.030%, 01/29/30 (144A) (a)	9,205,840	9,127,710
Morgan Stanley ABS Capital I, Inc. Trust
5.095%, 1M LIBOR + 0.250%, 07/25/36 (a)	2,782,823	2,325,329
5.145%, 1M LIBOR + 0.300%, 06/25/36 (a)	162,462	137,048
5.465%, 1M LIBOR + 0.620%, 12/25/35 (a)	1,101,095	1,062,047
Neuberger Berman CLO XIV, Ltd.
5.832%, 3M LIBOR + 1.030%, 01/28/30 (144A) (a)	12,705,534	12,581,910
OSD CLO, Ltd.
5.662%, 3M LIBOR + 0.870%, 04/17/31 (144A) (a)	13,295,872	13,044,660
OZLM XVI, Ltd.
5.902%, 3M LIBOR + 1.030%, 05/16/30 (144A) (a)	11,314,390	11,179,862
Palmer Square European Loan Funding DAC
3.068%, 3M EURIBOR + 0.780%, 04/15/31 (144A) (EUR) (a)	9,592,114	10,168,212
Park Place Securities, Inc.
5.580%, 1M LIBOR + 0.735%, 09/25/35 (a)	4,871,578	4,738,377
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.895%, 1M LIBOR + 1.050%, 10/25/34 (a)	3,528,618	3,436,737
6.645%, 1M LIBOR + 1.800%, 12/25/34 (a)	4,636,570	4,456,969
Regatta XI Funding, Ltd. 5.862%, 3M LIBOR + 1.070%, 07/17/31 (144A) (a)	11,200,000	11,063,405
Saxon Asset Securities Trust 5.245%, 1M LIBOR + 0.400%, 09/25/47 (a)	1,866,435	1,687,982

BHFTI-287

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Asset-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Asset-Backed - Other—(Continued)
Sculptor CLO XXV, Ltd. 6.062%, 3M LIBOR + 1.270%, 01/15/31 (144A) (a)	15,050,000	$14,829,277
Securitized Asset Backed Receivables LLC Trust
5.345%, 1M LIBOR + 0.500%, 03/25/36 (a)	14,061,182	8,534,566
5.345%, 1M LIBOR + 0.500%, 05/25/36 (a)	6,737,595	3,572,339
Soundview Home Loan Trust
4.955%, 1M LIBOR + 0.110%, 02/25/37 (a)	2,102,409	583,801
Specialty Underwriting & Residential Finance Trust
5.115%, 1M LIBOR + 0.270%, 04/25/37 (a)	2,706,203	1,872,418
Starwood Commercial Mortgage Trust
5.908%, SOFR30A + 1.350%, 11/15/38 (144A) (a)	13,000,000	12,725,157
Structured Asset Investment Loan Trust
4.995%, 1M LIBOR + 0.150%, 09/25/36 (a)	887,674	851,608
5.475%, 1M LIBOR + 0.630%, 11/25/35 (a)	4,597,903	4,364,167
Structured Asset Securities Corp. Mortgage Loan Trust
5.745%, 1M LIBOR + 0.900%, 08/25/37 (a)	85,218	84,208
Sunrun Demeter Issuer Trust
2.270%, 01/30/57 (144A)	12,675,523	10,141,860
Symphony CLO XVII, Ltd.
5.672%, 3M LIBOR + 0.880%, 04/15/28 (144A) (a)	926,158	920,918
TCI-Symphony CLO, Ltd.
5.835%, 3M LIBOR + 1.020%, 10/13/32 (144A) (a)	13,000,000	12,723,932
TCW CLO, Ltd.
5.788%, 3M LIBOR + 0.970%, 04/25/31 (144A) (a)	13,000,000	12,819,989
THL Credit Wind River CLO, Ltd.
5.872%, 3M LIBOR + 1.080%, 04/15/31 (144A) (a)	4,000,000	3,914,800
Toro European CLO 7 DAC
3.464%, 3M EURIBOR + 0.810%, 02/15/34 (144A) (EUR) (a)	15,000,000	15,996,531
U.S. Small Business Administration
6.220%, 12/01/28	490,216	494,714
Venture CLO Ltd.
5.672%, 3M LIBOR + 0.880%, 04/15/27 (144A) (a)	8,954,269	8,888,205
5.798%, 3M LIBOR + 0.990%, 07/20/30 (144A) (a)	11,523,269	11,342,043
5.858%, 3M LIBOR + 1.050%, 07/20/30 (144A) (a)	13,337,944	13,118,562
Wells Fargo Home Equity Asset-Backed Securities Trust
5.565%, 1M LIBOR + 0.720%, 12/25/35 (a)	2,112,076	2,102,739

		520,109,063

Asset-Backed - Student Loan—0.0%
SoFi Professional Loan Program LLC
3.020%, 02/25/40 (144A)	1,471,650	1,403,764

Total Asset-Backed Securities (Cost $594,827,186)		578,457,290

Foreign Government—3.0%

Regional Government — 0.3%
Japan Finance Organization for Municipalities
3.375%, 09/27/23 (144A)	14,000,000	13,877,360

Sovereign — 2.7%
Chile Government International Bond 4.340%, 03/07/42	12,500,000	11,030,760

Sovereign—(Continued)
Israel Government International Bond 2.750%, 07/03/30	14,500,000	13,110,900
Ivory Coast Government International Bond 5.875%, 10/17/31 (144A) (EUR)	4,900,000	4,354,864
Japan Bank for International Cooperation
2.875%, 07/21/27	11,200,000	10,622,142
Peruvian Government International Bonds
6.350%, 08/12/28 (PEN)	65,600,000	17,000,997
6.950%, 08/12/31 (PEN)	3,600,000	931,291
8.200%, 08/12/26 (PEN)	24,300,000	6,759,649
Qatar Government International Bond
5.103%, 04/23/48	1,500,000	1,522,500
Republic of Poland Government International Bond
5.500%, 04/04/53	3,700,000	3,744,400
Republic of South Africa Government Bond
10.500%, 12/21/26 (ZAR)	414,600,000	24,764,695
Saudi Government International Bonds
4.750%, 01/18/28 (144A)	6,000,000	6,068,160
5.000%, 01/18/53 (144A)	6,000,000	5,576,064

		105,486,422

Total Foreign Government (Cost $136,807,522)		119,363,782

Municipals—1.0%
Louisiana Local Government Environmental Facilities & Community Development Authority
5.048%, 12/01/34	5,900,000	6,019,533
New York State Urban Development Corp.
1.346%, 03/15/26	8,100,000	7,465,539
Sales Tax Securitization Corp.
3.007%, 01/01/33	10,100,000	8,643,025
3.057%, 01/01/34	2,000,000	1,693,885
State of Illinois General Obligation Unlimited, Build America Bond
6.725%, 04/01/35	5,720,000	6,099,569
Texas Natural Gas Securitization Finance Corp.
5.169%, 04/01/41	5,900,000	6,241,518
Tobacco Settlement Finance Authority
1.820%, 06/01/26	2,250,000	2,039,702

Total Municipals (Cost $40,368,741)		38,202,771

Floating Rate Loans (l)—0.3%

Investment Companies—0.2%
Castlelake L.P.
First Lien Term Loan, 2.950%, 3M LIBOR + 2.950%, 05/13/31	7,356,032	6,877,890

Media—0.1%
CSC Holdings LLC
Term Loan B5, 7.184%, 1M LIBOR + 2.500%, 04/15/27	5,172,525	4,586,737

Total Floating Rate Loans (Cost $12,505,297)		11,464,627

BHFTI-288

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Short-Term Investments—10.6%

Security Description	Principal Amount*	Value

Commercial Paper—2.1%
BAT International Finance plc
5.900%, 05/25/23	5,400,000	$5,355,244
5.900%, 05/30/23	2,600,000	2,576,383
Constellation Brands, Inc.
5.260%, 04/04/23	9,900,000	9,894,028
5.290%, 04/12/23	5,700,000	5,689,582
Edison International
5.550%, 05/11/23	8,000,000	7,953,132
Enel Finance America LLC
6.000%, 04/19/23	3,700,000	3,689,434
Entergy Corp.
5.000%, 04/05/23	7,800,000	7,794,421
Lowe’s Cos., Inc.
5.750%, 04/10/23	8,000,000	7,988,613
NextEra Energy Capital Holdings, Inc.
5.600%, 05/08/23	1,650,000	1,640,438
5.600%, 05/09/23	6,350,000	6,312,199
Sempra Energy
5.850%, 04/24/23	400,000	398,597
Tyson Foods, Inc.
5.020%, 04/05/23	2,500,000	2,498,236
Walgreens Boots Alliance, Inc.
5.180%, 04/03/23	7,900,000	7,896,550
5.900%, 04/24/23	7,900,000	7,871,650
5.900%, 04/26/23	4,100,000	4,083,992

		81,642,499

Repurchase Agreements—8.5%
Barclays Bank plc Repurchase Agreement dated 03/31/23 at 4.960%, due on 04/03/23 with a maturity value of $152,162,868; collateralized by U.S. Treasury Bond at 3.375%, maturing 11/15/48, with a market value of $154,999,838.	152,100,000	152,100,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $18,407,513; collateralized by U.S. Treasury Notes at 0.250%, maturing 09/30/25, with a market value of $18,788,271.	18,400,000	18,400,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.880%, due on 04/04/23 with a maturity value of $159,421,608; collateralized by U.S. Treasury Notes at 0.625%, maturing 05/15/30, with a market value of $163,167,018	159,400,000	159,400,000
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $5,556,704; collateralized by U.S. Treasury Note at 1.750%, maturing 03/15/25, with a market value of $5,666,913.	5,555,732	5,555,732

Repurchase Agreements—(Continued)
JPMorgan Securities LLC Repurchase Agreement dated 03/31/23 at 4.960%, due on 04/03/23 with a maturity value of $100,041; collateralized by U.S. Treasury Notes at 2.625%, maturing 04/15/25, with a market value of $101,067.	100,000	100,000

		335,555,732

Total Short-Term Investments (Cost $417,194,210)		417,198,231

Total Purchased Options—0.0% (m) (Cost $1,849,400)		1,543,288

Total Investments—138.3% (Cost $5,852,176,191)		5,482,884,365
Other assets and liabilities (net)—(38.3)%		(1,517,206,321)

Net Assets—100.0%		$3,965,678,044

*	Principal and notional amounts stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $1,169,118, which is less than 0.05% of net assets. See details shown in the Restricted Securities table that follows.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(e)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 0.2% of net assets.
(f)	Principal amount of security is adjusted for inflation.
(g)	All or a portion of the security was pledged as collateral against open centrally cleared swap contracts. As of March 31, 2023, the market value of securities pledged was $27,930,792.
(h)	All or a portion of the security was pledged as collateral against OTC option contracts, OTC swap contracts and forward foreign currency exchange contracts. As of March 31, 2023, the market value of securities pledged was $10,993,695.
(i)	All or a portion of the security was pledged as collateral against open futures contracts. As of March 31, 2023, the market value of securities pledged was $6,205,416.
(j)	Non-income producing; security is in default and/or issuer is in bankruptcy.
(k)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(l)	Floating rate loans (“Senior Loans”) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will generally have an expected average life of approximately two to four years. Senior Loans typically have rates of

BHFTI-289

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

interest which are determined periodically by reference to a base lending rate, plus a spread. These base rates are primarily the London Interbank Offered Rate and secondarily, the prime rate offered by one or more major United States banks. Base lending rates may be subject to a floor, or a minimum rate.
(m)	For a breakout of open positions, see details shown in the Purchased Options table that follows.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $1,324,626,320, which is 33.4% of net assets.

Restricted Securities	Acquisition Date	Principal Amount	Cost	Value
British Airways Pass-Through Trust, 4.125%, 09/20/31	10/01/19	$1,338,034	$1,418,316	$1,169,118

TBA Forward Sale Commitments

Security Description	Interest Rate	Maturity	Face Amount	Cost	Value
Uniform Mortgage-Backed Securities 30 Yr. Pool	2.000%	TBA	$(10,700,000)	$(8,799,078)	$(8,853,538)
Uniform Mortgage-Backed Securities 30 Yr. Pool	2.500%	TBA	(85,800,000)	(73,694,156)	(74,029,313)

Totals				$(82,493,234)	$(82,882,851)

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	7,802,997	BNP	04/04/23	USD	5,259,423	$(43,509)
AUD	20,346,589	DBAG	04/04/23	USD	13,710,183	(109,504)
AUD	5,133,404	UBSA	04/04/23	USD	3,457,923	(26,498)
AUD	22,327,010	UBSA	04/04/23	USD	15,162,831	(238,339)
AUD	22,875,007	BNP	05/02/23	USD	15,291,995	14,095
AUD	13,469,235	DBAG	05/02/23	USD	8,966,254	46,260
AUD	9,250,393	UBSA	05/02/23	USD	6,158,939	30,670
AUD	10,015,365	UBSA	05/02/23	USD	6,698,927	2,539
BRL	122,718,773	CBNA	04/04/23	USD	24,155,337	56,952
BRL	131,000,018	GSBU	04/04/23	USD	24,149,917	1,696,252
CLP	6,750,027,326	BNP	06/22/23	USD	8,192,278	224,701
CLP	114,258,786	DBAG	06/22/23	USD	141,748	728
CLP	6,336,253,715	JPMC	06/22/23	USD	7,734,213	166,810
CNY	1,124,980	BNP	05/12/23	USD	162,899	1,334
DKK	3,746,293	BNP	04/03/23	USD	544,203	1,161
DKK	2,601,304	CBNA	04/03/23	USD	379,116	(433)
DKK	64,330,000	DBAG	04/03/23	USD	9,271,694	93,093
EUR	1,187,000	BNP	05/16/23	USD	1,266,402	23,943
EUR	2,162,000	BNP	05/16/23	USD	2,292,223	58,010
EUR	1,318,000	BBP	05/16/23	USD	1,407,675	25,075
EUR	1,143,000	UBSA	05/16/23	USD	1,236,625	5,889
GBP	1,587,000	BNP	05/16/23	USD	1,914,863	44,545
GBP	1,173,000	BBP	05/16/23	USD	1,425,391	22,867
GBP	1,634,000	CBNA	05/16/23	USD	1,965,721	51,716
IDR	43,110,122,898	BNP	06/21/23	USD	2,875,772	(6,501)
IDR	22,298,019,680	CBNA	06/21/23	USD	1,486,950	(2,866)
IDR	239,712,471,518	BNP	06/28/23	USD	15,605,265	347,242
JPY	2,147,241,439	BNP	05/16/23	USD	16,395,024	(124,506)
JPY	1,159,606,338	BBP	05/16/23	USD	8,890,600	(103,793)
JPY	414,800,000	DBAG	05/16/23	USD	3,151,676	(8,569)
KRW	27,685,527	BNP	04/14/23	USD	21,227	52
MXN	172,119,508	BNP	06/21/23	USD	9,020,182	388,097
MYR	1,437,265	BBP	06/21/23	USD	322,300	5,130
NZD	1,622,000	JPMC	04/04/23	USD	1,010,412	3,824
PEN	10,016,767	CBNA	04/10/23	USD	2,504,192	156,647
PEN	3,228,332	JPMC	04/13/23	USD	852,095	5,292

BHFTI-290

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
PEN	10,016,767	CBNA	04/27/23	USD	2,649,378	$8,362
PEN	11,869,012	CBNA	04/27/23	USD	3,067,642	81,553
PEN	3,228,332	CBNA	05/05/23	USD	854,576	1,533
PEN	10,047,254	CBNA	06/21/23	USD	2,578,864	77,711
PEN	2,831,772	CBNA	08/14/23	USD	724,924	21,707
THB	660,683,512	GSBU	04/17/23	USD	20,168,000	(820,493)
ZAR	120,042,698	JPMC	04/13/23	USD	6,567,263	169,553
ZAR	5,884,716	CBNA	04/17/23	USD	321,811	8,322
ZAR	4,434,586	DBAG	04/18/23	USD	242,541	6,217
ZAR	73,200,175	DBAG	04/18/23	USD	3,990,422	115,734
ZAR	116,930,413	DBAG	05/12/23	USD	6,352,222	193,072
ZAR	83,021,000	CBNA	05/15/23	USD	4,534,730	111,262
ZAR	71,506,412	UBSA	05/15/23	USD	3,888,001	113,616

Contracts to Deliver
AUD	13,469,235	DBAG	04/04/23	USD	8,957,041	(46,470)
AUD	10,015,365	UBSA	04/04/23	USD	6,692,047	(2,725)
AUD	9,250,393	UBSA	04/04/23	USD	6,152,584	(30,842)
BRL	110,452,889	CBNA	04/04/23	USD	21,294,791	(497,451)
BRL	12,265,884	CBNA	04/04/23	USD	2,379,553	(40,493)
BRL	131,000,018	GSBU	04/04/23	USD	25,785,375	(60,795)
CAD	308,000	CBNA	04/04/23	USD	226,480	(1,418)
CLP	13,338,586,529	CBNA	08/01/23	USD	16,099,682	(462,607)
DKK	50,000	BNP	04/03/23	USD	7,146	(133)
DKK	72,655,445	CBNA	04/03/23	USD	10,326,933	(249,824)
DKK	3,739,328	BNP	05/02/23	USD	544,203	(1,143)
DKK	2,021,334	BBP	05/02/23	USD	295,639	846
DKK	2,596,433	CBNA	05/02/23	USD	379,116	450
EUR	71,229,724	BNP	05/16/23	USD	76,455,842	(975,431)
EUR	2,360,000	BNP	05/16/23	USD	2,543,241	(22,230)
EUR	806,000	BNP	05/16/23	USD	859,181	(16,993)
EUR	1,063,000	JPMC	05/16/23	USD	1,144,640	(10,909)
EUR	865,000	JPMC	05/16/23	USD	931,261	(9,050)
EUR	1,253,000	UBSA	05/16/23	USD	1,334,139	(27,952)
GBP	1,992,000	BNP	05/16/23	USD	2,410,571	(48,875)
GBP	116,483,000	BBP	05/16/23	USD	140,744,196	(3,072,886)
GBP	272,000	CBNA	05/16/23	USD	331,380	(4,448)
IDR	674,186,924	BNP	06/28/23	USD	43,715	(1,151)
JPY	701,400,000	JPMC	05/16/23	USD	5,268,730	(46,062)
JPY	595,600,000	JPMC	05/16/23	USD	4,492,866	(20,237)
KRW	166,610,250	BNP	04/14/23	USD	135,000	6,946
KRW	27,564,958	BNP	06/28/23	USD	21,227	(56)
MXN	261,000	GSBU	04/10/23	USD	13,760	(707)
MXN	173,937,357	CBNA	06/21/23	USD	9,294,449	(213,196)
NZD	2,028,745	BNP	04/04/23	USD	1,252,387	(16,188)
NZD	460,000	GSBU	04/04/23	USD	284,260	(3,378)
NZD	493,000	DBAG	05/02/23	USD	308,623	337
PEN	3,228,332	CBNA	04/13/23	USD	855,867	(1,520)
PEN	46,639,618	GSBU	05/10/23	USD	11,721,442	(642,840)
PEN	71,939,555	BNP	06/21/23	USD	19,011,008	(10,388)
PEN	13,145,475	CBNA	06/21/23	USD	3,380,864	(94,905)
TWD	155,700,067	GSBU	06/20/23	USD	5,106,762	(47,987)
TWD	93,458,744	GSBU	06/20/23	USD	3,065,930	(28,201)
TWD	353,329,980	BNP	06/21/23	USD	11,583,070	(115,888)
TWD	206,648	CBNA	06/21/23	USD	6,766	(76)
ZAR	120,042,698	CBNA	04/13/23	USD	6,482,629	(254,186)
ZAR	5,884,716	BNP	04/17/23	USD	325,151	(4,981)
ZAR	24,940,915	BNP	04/18/23	USD	1,367,914	(31,144)
ZAR	26,896,137	DBAG	04/18/23	USD	1,474,480	(34,256)

BHFTI-291

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
ZAR	25,797,708	UBSA	04/18/23	USD	1,410,666	$(36,454)
ZAR	116,930,413	GSBU	05/12/23	USD	6,996,961	451,667
ZAR	108,624,822	BBP	05/15/23	USD	5,887,971	(190,854)
ZAR	291,811	BBP	05/15/23	USD	15,960	(371)
ZAR	146,276	BBP	05/15/23	USD	7,979	(206)
ZAR	21,700,035	CBNA	05/15/23	USD	1,183,536	(30,834)
ZAR	15,295	CBNA	05/15/23	USD	821	(35)
ZAR	45,720,383	DBAG	05/15/23	USD	2,450,050	(108,538)
ZAR	148,774,491	GSBU	05/15/23	USD	8,137,568	(188,099)
ZAR	49,741,139	DBAG	05/19/23	USD	2,668,559	(114,089)
ZAR	101,969,051	JPMC	05/19/23	USD	5,478,378	(226,034)
ZAR	93,920,790	UBSA	09/12/23	USD	5,357,015	156,690

Net Unrealized Depreciation						$(4,532,045)

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
90 Day Euro Dollar Futures	12/18/23	100	USD	23,860,000	$(265,106)
Euro-Bobl Futures	06/08/23	157	EUR	18,507,160	455,316
U.S. Treasury Long Bond Futures	06/21/23	233	USD	30,559,406	1,139,168
U.S. Treasury Note 10 Year Futures	06/21/23	699	USD	80,330,391	2,123,922
U.S. Treasury Note Ultra 10 Year Futures	06/21/23	415	USD	50,273,359	1,779,372
U.S. Treasury Ultra Long Bond Futures	06/21/23	109	USD	15,382,625	619,766

Futures Contracts—Short
Euro-BTP Futures	06/08/23	(2)	EUR	(230,700)	(8,136)
Euro-Bund Futures	06/08/23	(781)	EUR	(106,091,040)	(3,563,691)
Euro-Buxl 30 Year Bond Futures	06/08/23	(46)	EUR	(6,479,560)	(442,047)
Euro-OAT Futures	06/08/23	(449)	EUR	(58,473,270)	(1,877,451)
Japanese Government 10 Year Bond Futures	06/13/23	(194)	JPY	(28,735,280,000)	(3,956,777)
U.S. Treasury Note 5 Year Futures	06/30/23	(675)	USD	(73,917,774)	(1,302,783)

Net Unrealized Depreciation					$(5,298,447)

Purchased Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Paid	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 1 Yr. IRS	3.750%	MSCS	12M SOFR	Receive	09/11/23	226,500,000	USD	226,500,000	$1,721,400	$1,508,060	$(213,340)
Put - OTC - 10 Yr. IRS	4.200%	GSBU	12M SOFR	Receive	09/06/23	12,800,000	USD	12,800,000	128,000	35,228	(92,772)

Totals									$1,849,400	$1,543,288	$(306,112)

Written Options

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - OTC - 1 Yr. IRS	3.225%	GSBU	12M SOFR	Receive	10/23/23	(1,500,000)	USD	(1,500,000)	$(10,406)	$(3,341)	$7,065
Call - OTC - 1 Yr. IRS	3.140%	GSBU	12M SOFR	Receive	10/23/23	(6,400,000)	USD	(6,400,000)	(44,960)	(13,064)	31,896
Call - OTC - 1 Yr. IRS	2.150%	GSBU	12M SOFR	Receive	11/20/23	(15,600,000)	USD	(15,600,000)	(54,405)	(14,048)	40,357
Call - OTC - 1 Yr. IRS	3.190%	GSBU	12M SOFR	Receive	10/23/23	(14,100,000)	USD	(14,100,000)	(97,995)	(30,299)	67,696
Call - OTC - 1 Yr. IRS	2.697%	GSBU	12M SOFR	Receive	04/02/24	(34,500,000)	USD	(34,500,000)	(270,610)	(456,604)	(185,994)
Call - OTC - 10 Yr. IRS	2.950%	GSBU	12M SOFR	Receive	05/04/23	(6,800,000)	USD	(6,800,000)	(35,445)	(39,851)	(4,406)
Call - OTC - 10 Yr. IRS	2.067%	GSBU	6M EURIBOR	Receive	06/09/23	(8,800,000)	EUR	(8,800,000)	(103,034)	(14,404)	88,630
Put - OTC - 1 Yr. IRS	3.225%	GSBU	12M SOFR	Pay	10/23/23	(1,500,000)	USD	(1,500,000)	(10,406)	(14,161)	(3,755)

BHFTI-292

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Written Options—(Continued)

Interest Rate Swaptions	Strike Rate	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Put - OTC - 1 Yr. IRS	3.140%	GSBU	12M SOFR	Pay	10/23/23	(6,400,000)	USD	(6,400,000)	$(44,960)	$(64,398)	$(19,438)
Put - OTC - 1 Yr. IRS	3.650%	GSBU	12M SOFR	Pay	11/20/23	(15,600,000)	USD	(15,600,000)	(54,405)	(95,781)	(41,376)
Put - OTC - 1 Yr. IRS	3.190%	GSBU	12M SOFR	Pay	10/23/23	(14,100,000)	USD	(14,100,000)	(97,995)	(136,697)	(38,702)
Put - OTC - 1 Yr. IRS	4.715%	MSCS	12M SOFR	Pay	09/11/23	(226,500,000)	USD	(226,500,000)	(634,200)	(450,690)	183,510
Put - OTC - 1 Yr. IRS	2.697%	GSBU	12M SOFR	Pay	04/02/24	(34,500,000)	USD	(34,500,000)	(270,610)	(674,575)	(403,965)
Put - OTC - 1 Yr. IRS	4.233%	MSCS	12M SOFR	Pay	09/11/23	(226,500,000)	USD	(226,500,000)	(1,087,200)	(885,298)	201,902
Put - OTC - 1 Yr. IRS	5.766%	GSBU	12M SOFR	Pay	09/06/23	(105,300,000)	USD	(105,300,000)	(126,360)	(26,862)	99,498
Put - OTC - 10 Yr. IRS	3.450%	GSBU	12M SOFR	Pay	05/04/23	(6,800,000)	USD	(6,800,000)	(35,445)	(31,084)	4,361
Put - OTC - 10 Yr. IRS	3.140%	GSBU	6M EURIBOR	Pay	06/09/23	(8,800,000)	EUR	(8,800,000)	(121,478)	(99,153)	22,325

Totals									$(3,099,914)	$(3,050,310)	$49,604

Options on Exchange-Traded Futures Contracts	Strike Price		Expiration Date	Number of Contracts	Notional Amount		Premiums Received	Market Value	Unrealized Appreciation/ (Depreciation)
Call - 5 Year U.S. Treasury Notes	USD	111.500	04/21/23	(45)	USD	(45,000)	$(18,307)	$(9,492)	$8,815
Call - 10 Year U.S. Treasury Notes	USD	119.000	04/21/23	(148)	USD	(148,000)	(135,307)	(18,500)	116,807
Call - SOFR 3 Month Interest Rate Futures	USD	98.000	12/15/23	(76)	USD	(190,000)	(61,688)	(21,850)	39,838
Put - 10 Year U.S. Treasury Notes	USD	112.000	04/21/23	(148)	USD	(148,000)	(79,250)	(16,188)	63,062
Put - 5 Year U.S. Treasury Notes	USD	108.500	04/21/23	(45)	USD	(45,000)	(15,180)	(11,953)	3,227
Put - Eurodollar 3 Month Interest Rate Futures	USD	96.500	12/18/23	(1,092)	USD	(2,730,000)	(1,130,518)	(3,685,500)	(2,554,982)
Put - SOFR 3 Month Interest Rate Futures	USD	96.500	12/15/23	(76)	USD	(190,000)	(71,087)	(212,325)	(141,238)

Totals							$(1,511,337)	$(3,975,808)	$(2,464,471)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1 Day CDI	Maturity	10.120%	Maturity	01/04/27	BRL	25,600,000	$(324,180)	$—	$(324,180)
Pay	1 Day CDI	Maturity	10.206%	Maturity	01/04/27	BRL	104,900,000	(1,268,564)	—	(1,268,564)
Pay	1 Day CDI	Maturity	10.990%	Maturity	01/04/27	BRL	42,600,000	(310,341)	(12,016)	(298,325)
Pay	1 Day CDI	Maturity	12.005%	Maturity	01/02/25	BRL	183,870,000	(272,057)	—	(272,057)
Pay	1 Day CDI	Maturity	12.070%	Maturity	01/02/25	BRL	259,900,000	(403,422)	—	(403,422)
Pay	1 Day CDI	Maturity	12.980%	Maturity	01/04/27	BRL	67,200,000	287,011	—	287,011
Pay	1 Day CDI	Maturity	12.990%	Maturity	01/04/27	BRL	33,600,000	145,073	—	145,073
Pay	1 Day CDI	Maturity	13.024%	Maturity	01/04/27	BRL	33,600,000	150,395	—	150,395
Pay	12M SOFR	Annually	1.573%	Annually	02/28/27	USD	6,100,000	(425,130)	—	(425,130)
Pay	12M SOFR	Annually	1.635%	Annually	04/18/27	USD	30,000,000	(2,066,886)	—	(2,066,886)
Pay	12M SOFR	Annually	1.690%	Annually	04/19/27	USD	30,000,000	(2,005,266)	—	(2,005,266)
Pay	12M SOFR	Annually	1.765%	Annually	03/16/32	USD	18,300,000	(2,021,982)	—	(2,021,982)
Pay	12M SOFR	Annually	1.783%	Annually	04/22/27	USD	22,900,000	(1,453,326)	—	(1,453,326)
Pay	12M SOFR	Annually	2.150%	Annually	06/15/27	USD	86,400,000	(4,371,771)	—	(4,371,771)
Pay	12M SOFR	Annually	2.850%	Annually	08/29/27	USD	16,900,000	(397,256)	—	(397,256)
Pay	12M SOFR	Annually	3.050%	Annually	09/08/29	USD	7,300,000	(91,460)	—	(91,460)
Pay	3M NZDBB	Quarterly	3.750%	Semi-Annually	06/15/27	NZD	41,800,000	(749,604)	(498,128)	(251,476)
Pay	3M NZDBB	Quarterly	4.000%	Semi-Annually	06/14/24	NZD	112,100,000	(887,781)	(246,699)	(641,082)
Pay	3M NZDBB	Quarterly	4.250%	Semi-Annually	12/21/27	NZD	2,900,000	(15,004)	1,857	(16,861)
Pay	6M EURIBOR	Annually	0.550%	Annually	08/10/24	EUR	5,000,000	(208,780)	—	(208,780)
Pay	6M EURIBOR	Annually	0.650%	Annually	04/12/27	EUR	27,000,000	(2,685,919)	—	(2,685,919)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/13/27	EUR	23,700,000	(2,040,078)	—	(2,040,078)
Pay	6M EURIBOR	Annually	1.000%	Annually	05/18/27	EUR	9,200,000	(793,049)	(365,595)	(427,454)
Pay	6M EURIBOR	Annually	1.580%	Annually	05/24/24	EUR	265,900,000	(5,660,559)	(287,114)	(5,373,445)
Pay	6M EURIBOR	Annually	2.547%	Annually	03/09/33	EUR	7,100,000	(270,747)	—	(270,747)
Pay	6M EURIBOR	Annually	3.000%	Annually	09/20/33	EUR	94,400,000	585,677	(662,639)	1,248,316

BHFTI-293

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Centrally Cleared Interest Rate Swaps—(Continued)

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	6M TONA	Semi-Annually	0.380%	Semi-Annually	06/18/28	JPY	8,640,000,000	$(54,283)	$1,749,801	$(1,804,084)
Pay	12M TONA	Annually	0.000%	Annually	03/17/24	JPY	10,670,000,000	(42,350)	67,731	(110,081)
Receive	1 Day CDI	Maturity	11.900%	Maturity	01/02/24	BRL	62,400,000	236,580	—	236,580
Receive	1 Day CDI	Maturity	11.910%	Maturity	01/02/24	BRL	62,200,000	234,022	—	234,022
Receive	1 Day CDI	Maturity	11.920%	Maturity	01/02/24	BRL	41,600,000	155,314	—	155,314
Receive	1 Day CDI	Maturity	12.015%	Maturity	01/02/24	BRL	104,700,000	361,928	—	361,928
Receive	1 Day CDI	Maturity	12.020%	Maturity	01/02/24	BRL	103,900,000	357,661	—	357,661
Receive	1 Day CDI	Maturity	12.030%	Maturity	01/02/24	BRL	221,100,000	754,166	—	754,166
Receive	1 Day CDI	Maturity	12.351%	Maturity	01/04/27	BRL	50,200,000	(83,871)	—	(83,871)
Receive	1 Day CDI	Maturity	12.417%	Maturity	01/04/27	BRL	125,600,000	(247,653)	—	(247,653)
Receive	1 Day CDI	Maturity	12.765%	Maturity	01/02/24	BRL	156,710,000	184,959	—	184,959
Receive	1 Day CDI	Maturity	12.835%	Maturity	01/02/24	BRL	242,200,000	248,492	—	248,492
Receive	1 Day CDI	Maturity	7.900%	Maturity	01/02/24	BRL	9,400,000	145,039	50,498	94,541
Receive	12M SOFR	Annually	1.750%	Annually	06/15/32	USD	74,900,000	8,696,573	10,639,542	(1,942,969)
Receive	12M SOFR	Annually	1.750%	Annually	12/21/52	USD	62,900,000	14,890,527	11,635,615	3,254,912
Receive	12M SONIA	Annually	0.900%	Annually	03/15/52	GBP	8,400,000	4,397,488	132	4,397,356
Receive	12M SONIA	Annually	3.250%	Annually	09/20/53	GBP	600,000	(13,761)	18,217	(31,978)
Receive	12M TONA	Annually	0.500%	Annually	03/15/42	JPY	5,085,000,000	3,243,692	1,385,347	1,858,345
Receive	12M TONA	Annually	0.662%	Annually	04/19/42	JPY	285,000,000	121,811	—	121,811
Receive	12M TONA	Annually	0.800%	Annually	06/15/52	JPY	5,040,000,000	2,581,782	35,308	2,546,474
Receive	6M TONA	Semi-Annually	0.785%	Semi-Annually	11/12/38	JPY	870,000,000	142,803	(611,463)	754,266
Receive	6M TONA	Semi-Annually	0.800%	Semi-Annually	10/22/38	JPY	570,000,000	82,353	(408,511)	490,864

Totals								$8,838,266	$22,491,883	$(13,653,617)

Centrally Cleared Credit Default Swaps on Credit Indices—Buy Protection (a)

Reference Obligation	Fixed Deal (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.NA.HY.35.V1	(5.000%)	Quarterly	12/20/25	4.242%	USD	4,059,000	$(112,195)	$(198,512)	$86,317
CDX.NA.HY.36 V1	(5.000%)	Quarterly	06/20/26	4.338%	USD	7,722,000	(227,768)	(459,283)	231,515

Totals							$(339,963)	$(657,795)	$317,832

Centrally Cleared Credit Default Swaps on Credit Indices and Corporate Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2023(b)	Notional Amount(c)		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank plc 1.500%, due 04/04/17	1.000%	Quarterly	12/20/23	0.978%	EUR	3,800,000	$3,284	$3,145	$139
Boeing Co. 2.600%, due 10/30/25	1.000%	Quarterly	12/20/27	0.989%	USD	3,400,000	14,467	(136,383)	150,850
CDX.NA.IG.39.V1	1.000%	Quarterly	12/20/27	0.802%	USD	10,200,000	117,372	65,231	52,141
CDX.NA.IG.40.V1	1.000%	Quarterly	06/20/28	0.833%	USD	16,200,000	182,752	116,460	66,292
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/23	0.282%	USD	4,800,000	25,526	16,974	8,552
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/24	0.387%	USD	2,900,000	22,489	14,178	8,311
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	06/20/26	0.643%	USD	4,700,000	58,613	31,755	26,858
General Electric Co. 2.700%, due 10/09/22	1.000%	Quarterly	12/20/26	0.713%	USD	500,000	6,035	4,122	1,913
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	06/20/24	1.260%	EUR	6,200,000	(11,679)	(167,499)	155,820
Rolls Royce plc 2.125%, due 06/18/21	1.000%	Quarterly	12/20/24	1.422%	EUR	5,000,000	(26,391)	(198,118)	171,727
Verizon Communications, Inc. 4.125%, due 03/16/27	1.000%	Quarterly	12/20/27	1.007%	USD	6,600,000	23,622	(108,315)	131,937

Totals							$416,090	$(358,450)	$774,540

BHFTI-294

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

OTC Credit Default Swaps on Corporate and Sovereign Issues—Sell Protection (d)

Reference Obligation	Fixed Deal Receive Rate	Payment Frequency	Maturity Date	Counterparty	Implied Credit Spread at March 31, 2022(b)	Notional Amount(c)		Market Value	Upfront Premium Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Banco do Brasil S.A. 4.625%, due 01/15/25	1.000%	Quarterly	12/20/24	JPMC	1.966%	USD	4,000,000	$(51,728)	$(84,778)	$33,050
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	BBP	2.379%	USD	2,400,000	(93,894)	(84,403)	(9,491)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	CBNA	2.379%	USD	1,700,000	(66,508)	(63,655)	(2,853)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/26	JPMC	2.379%	USD	3,200,000	(125,192)	(61,830)	(63,362)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	BNP	2.581%	USD	2,400,000	(121,180)	(92,700)	(28,480)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	CBNA	2.581%	USD	400,000	(20,197)	(11,677)	(8,520)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	GSI	2.581%	USD	3,200,000	(161,574)	(95,392)	(66,182)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	06/20/27	JPMC	2.581%	USD	1,300,000	(65,639)	(40,520)	(25,119)
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	BNP	2.871%	USD	500,000	(33,190)	(40,455)	7,265
Colombia Government International Bond 10.375%, due 01/28/33	1.000%	Quarterly	12/20/27	GSI	2.871%	USD	1,400,000	(92,933)	(113,250)	20,317
Republic of South Africa 5.500%, due 03/09/20	1.000%	Quarterly	06/20/24	GSI	1.094%	USD	14,280,000	965	(138,942)	139,907
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	CBNA	2.406%	USD	3,100,000	(123,674)	(113,522)	(10,152)
Republic of South Africa 5.875%, due 09/16/25	1.000%	Quarterly	12/20/26	MSCS	2.406%	USD	36,100,000	(1,440,207)	(1,303,885)	(136,322)

Totals								$(2,394,951)	$(2,245,009)	$(149,942)

OTC Total Return Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Maturity Date	Counterparty	Underlying Reference Instrument	Notional Amount	Market Value	Upfront Premium Paid	Unrealized Appreciation/ (Depreciation)(1)
Receive	12M FEDL	Monthly	09/13/23	JPMC	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD 1,200,000	$—	$—	$—

(a)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or indices as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(c)	The maximum potential amount of future undiscounted payments that the Portfolio could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Portfolio for the same referenced debt obligation.
(d)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(1)	There was no upfront premium paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

BHFTI-295

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Counterparties

(BBP)—	Barclays Bank plc
(BNP)—	BNP Paribas S.A.
(CBNA)—	Citibank N.A.
(DBAG)—	Deutsche Bank AG
(GSBU)—	Goldman Sachs Bank USA
(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSCS)—	Morgan Stanley Capital Services LLC
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CLP)—	Chilean Peso
(CNY)—	Chinese Yuan
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(IDR)—	Indonesian Rupiah
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NZD)—	New Zealand Dollar
(PEN)—	Peruvian Nuevo Sol
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(CDI)—	Brazil Interbank Deposit Rate
(CDX.NA.HY)—	Markit North America High Yield CDS Index
(CDX.NA.IG)—	Markit North America Investment Grade CDS Index
(ECOFC)—	Enterprise 11th District COFI Replacement Index
(EURIBOR)—	Euro InterBank Offered Rate
(FEDL)—	Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(MTA)—	Monthly Treasury Average Index
(NZDBB)—	New Zealand Dollar Bank Bill Index
(PRIME)—	U.S. Federal Reserve Prime Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average
(SONIA)—	Sterling Overnight Index Average Deposit Rate
(TONA)—	Tokyo Overnight Average Rate
(TSFR)—	Term Secured Financing Rate
(UKG)—	U.K. Government Bond

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(IRS)—	Interest Rate Swap
(REMIC)—	Real Estate Mortgage Investment Conduit

BHFTI-296

Brighthouse Funds Trust I

PIMCO Total Return Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
U.S. Treasury & Government Agencies
Agency Sponsored Mortgage—Backed	$—	$1,672,048,546	$8,066,011	$1,680,114,557
U.S. Treasury	—	827,844,329	—	827,844,329
Total U.S. Treasury & Government Agencies	—	2,499,892,875	8,066,011	2,507,958,886
Total Corporate Bonds & Notes*	—	1,223,486,065	—	1,223,486,065
Total Mortgage-Backed Securities*	—	585,209,425	—	585,209,425
Total Asset-Backed Securities*	—	578,457,290	—	578,457,290
Total Foreign Government*	—	119,363,782	—	119,363,782
Total Municipals*	—	38,202,771	—	38,202,771
Total Floating Rate Loans*	—	11,464,627	—	11,464,627
Total Short-Term Investments*	—	417,198,231	—	417,198,231
Total Purchased Options at Value	—	1,543,288	—	1,543,288
Total Investments	$—	$5,474,818,354	$8,066,011	$5,482,884,365

TBA Forward Sales Commitments	$—	$(82,882,851)	$—	$(82,882,851)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$4,998,502	$—	$4,998,502
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(9,530,547)	—	(9,530,547)
Total Forward Contracts	$—	$(4,532,045)	$—	$(4,532,045)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$6,117,544	$—	$—	$6,117,544
Futures Contracts (Unrealized Depreciation)	(11,415,991)	—	—	(11,415,991)
Total Futures Contracts	$(5,298,447)	$—	$—	$(5,298,447)
Written Options
Interest Rate Swaptions at Value	$—	$(3,050,310)	$—	$(3,050,310)
Options on Exchange-Traded Futures Contracts at Value	(3,975,808)	—	—	(3,975,808)
Total Written Options	$(3,975,808)	$(3,050,310)	$—	$(7,026,118)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$18,974,858	$—	$18,974,858
Centrally Cleared Swap Contracts (Unrealized Depreciation)	—	(31,536,103)	—	(31,536,103)
Total Centrally Cleared Swap Contracts	$—	$(12,561,245)	$—	$(12,561,245)
OTC Swap Contracts
OTC Swap Contracts at Value (Assets)	$—	$965	$—	$965
OTC Swap Contracts at Value (Liabilities)	—	(2,395,916)	—	(2,395,916)
Total OTC Swap Contracts	$—	$(2,394,951)	$—	$(2,394,951)

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTI-297

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—50.4% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—0.4%
Airbus SE	2,599	$348,179
BAE Systems plc	16,358	198,308
Boeing Co. (The) (a) (b)	2,260	480,092
General Dynamics Corp.	2,120	483,805
HEICO Corp. (b)	1,172	200,459
Howmet Aerospace, Inc.	6,717	284,599
Huntington Ingalls Industries, Inc. (b)	1,008	208,676
Lockheed Martin Corp.	1,710	808,368
Raytheon Technologies Corp. (b)	7,194	704,509
Safran S.A.	1,746	259,291
TransDigm Group, Inc. (b)	683	503,405

		4,479,691

Air Freight & Logistics—0.3%
DSV A/S	1,919	370,399
FedEx Corp.	3,709	847,469
InPost S.A. (a)	10,076	92,290
United Parcel Service, Inc. - Class B (b)	8,650	1,678,013

		2,988,171

Automobile Components—0.1%
Aisin Corp.	3,600	99,212
Aptiv plc (a)	1,687	189,264
BorgWarner, Inc.	6,098	299,473
Gentex Corp.	7,701	215,859
JTEKT Corp.	5,400	41,756
NGK Spark Plug Co., Ltd.	5,900	122,018
Shoei Co., Ltd.	2,000	41,971
Sumitomo Electric Industries, Ltd.	11,200	143,901

		1,153,454

Automobiles—1.0%
Ferrari NV	2,477	670,867
Ford Motor Co. (b)	14,549	183,317
General Motors Co.	7,076	259,548
Harley-Davidson, Inc.	3,143	119,340
Honda Motor Co., Ltd.	24,200	643,738
Isuzu Motors, Ltd.	15,800	189,104
Kia Corp.	1,731	108,422
Mazda Motor Corp.	24,000	223,444
Mercedes-Benz Group AG	3,986	306,196
Mitsubishi Motors Corp. (a)	42,400	167,610
Stellantis NV (Milan-Traded Shares)	21,143	384,717
Suzuki Motor Corp.	3,000	109,193
Tesla, Inc. (a) (b)	30,489	6,325,248
Toyota Motor Corp.	61,000	868,348
Yamaha Motor Co., Ltd.	5,200	136,262

		10,695,354

Banks—2.6%
ANZ Group Holdings, Ltd.	16,011	246,637
Banco Bilbao Vizcaya Argentaria S.A.	54,705	390,825
Banco Santander S.A.	95,163	354,502
Bank of America Corp.	66,214	1,893,720
Bank of Montreal (b)	12,421	1,106,356

Banks—(Continued)
Bank of Nova Scotia (The) (b)	5,425	273,237
Barclays plc	239,363	432,175
BNP Paribas S.A.	14,568	871,308
Citigroup, Inc.	17,350	813,541
Commonwealth Bank of Australia	6,594	434,166
Danske Bank A/S (a)	4,786	96,257
DBS Group Holdings, Ltd.	22,700	564,145
Erste Group Bank AG	7,480	247,413
HSBC Holdings plc	35,600	242,122
HSBC Holdings plc (Hong Kong-Traded Shares)	184,185	1,253,944
ING Groep NV	47,358	563,422
Intesa Sanpaolo S.p.A.	121,741	313,317
JPMorgan Chase & Co.	51,484	6,708,880
KBC Group NV	2,866	197,041
Lloyds Banking Group plc	821,655	484,732
Mitsubishi UFJ Financial Group, Inc.	56,100	359,949
Mizuho Financial Group, Inc.	23,490	333,135
National Australia Bank, Ltd.	16,912	313,954
National Bank of Canada	6,347	453,988
NatWest Group plc	74,897	244,717
Nordea Bank Abp	19,187	204,773
Oversea-Chinese Banking Corp., Ltd.	57,200	533,368
PNC Financial Services Group, Inc. (The)	1,769	224,840
Royal Bank of Canada (b)	11,225	1,073,497
Skandinaviska Enskilda Banken AB - Class A (b)	43,923	484,410
Societe Generale S.A.	14,405	325,160
Standard Chartered plc	64,153	488,124
Sumitomo Mitsui Financial Group, Inc.	12,100	485,180
Toronto-Dominion Bank (The) (b)	21,936	1,313,888
Truist Financial Corp.	5,938	202,486
U.S. Bancorp	49,644	1,789,666
UniCredit S.p.A.	11,423	216,357
Wells Fargo & Co.	36,334	1,358,165
Westpac Banking Corp.	16,739	242,812

		28,136,209

Beverages—1.1%
Anheuser-Busch InBev S.A.	4,815	321,073
Brown-Forman Corp. - Class B	6,093	391,597
Coca-Cola Co. (The)	40,987	2,542,423
Diageo plc	35,136	1,568,133
Kirin Holdings Co., Ltd.	10,000	158,255
Monster Beverage Corp. (a)	15,359	829,539
PepsiCo, Inc. (b)	30,849	5,623,773
Pernod Ricard S.A.	1,324	299,992

		11,734,785

Biotechnology—0.9%
AbbVie, Inc.	14,846	2,366,007
Alnylam Pharmaceuticals, Inc. (a) (b)	580	116,186
Amgen, Inc. (b)	6,535	1,579,836
Argenx SE (a)	375	139,264
Biogen, Inc. (a)	565	157,087
Catalyst Pharmaceuticals, Inc. (a) (b)	5,719	94,821
CSL, Ltd.	1,956	377,407
Exact Sciences Corp. (a) (b)	1,397	94,730

BHFTI-298

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
Gilead Sciences, Inc.	12,514	$1,038,286
Halozyme Therapeutics, Inc. (a)	4,146	158,336
Horizon Therapeutics plc (a)	1,790	195,361
Incyte Corp. (a) (b)	1,337	96,625
Moderna, Inc. (a) (b)	1,057	162,334
Neurocrine Biosciences, Inc. (a)	1,304	131,991
Regeneron Pharmaceuticals, Inc. (a) (b)	1,846	1,516,803
United Therapeutics Corp. (a)	1,259	281,966
Vertex Pharmaceuticals, Inc. (a)	2,716	855,730

		9,362,770

Broadline Retail—1.2%
Amazon.com, Inc. (a)	98,772	10,202,160
Dollarama, Inc.	9,513	568,528
eBay, Inc. (b)	9,714	431,010
Etsy, Inc. (a) (b)	837	93,183
MercadoLibre, Inc. (a) (b)	457	602,353
Pinduoduo, Inc. (ADR) (a)	4,229	320,981
Prosus NV	3,744	292,790
Vipshop Holdings, Ltd. (ADR) (a) (b)	7,054	107,080
Wesfarmers, Ltd.	9,141	308,131

		12,926,216

Building Products—0.4%
AGC, Inc.	2,500	93,189
Allegion plc	2,149	229,363
Assa Abloy AB - Class B	8,306	199,426
Carlisle Cos., Inc. (b)	2,166	489,667
Cie de Saint-Gobain	5,381	306,382
Daikin Industries, Ltd.	1,800	322,717
Geberit AG	828	463,030
Johnson Controls International plc	11,649	701,503
Masco Corp. (b)	5,975	297,077
Owens Corning	2,426	232,411
Trane Technologies plc	7,027	1,292,827

		4,627,592

Capital Markets—1.7%
Affiliated Managers Group, Inc.	1,480	210,782
Ameriprise Financial, Inc. (b)	1,575	482,737
Azimut Holding S.p.A.	4,750	101,766
Bank of New York Mellon Corp. (The) (b)	19,508	886,444
BlackRock, Inc.	2,042	1,366,343
Blackstone, Inc. (b)	2,813	247,094
Brookfield Asset Management, Ltd. - Class A	2,380	77,960
Brookfield Corp.	7,251	236,228
Charles Schwab Corp. (The)	40,544	2,123,695
CME Group, Inc.	1,458	279,236
Deutsche Bank AG	10,884	110,365
Euronext NV	1,588	121,597
Evercore, Inc. - Class A	2,413	278,412
FactSet Research Systems, Inc.	764	317,129
Federated Hermes, Inc.	4,897	196,566
Goldman Sachs Group, Inc. (The) (b)	1,590	520,105
Hargreaves Lansdown plc	16,534	163,631

Capital Markets—(Continued)
Hong Kong Exchanges & Clearing, Ltd.	5,100	226,362
IG Group Holdings plc	23,170	200,107
Intercontinental Exchange, Inc.	2,336	243,621
London Stock Exchange Group plc	1,278	124,201
Macquarie Group, Ltd.	2,462	290,030
Man Group plc	70,329	204,719
Moody’s Corp. (b)	3,054	934,585
Morgan Stanley	40,729	3,576,006
MSCI, Inc. (b)	2,350	1,315,271
Nasdaq, Inc.	19,172	1,048,133
Nomura Holdings, Inc.	30,000	115,809
S&P Global, Inc. (b)	1,251	431,307
State Street Corp. (b)	9,882	747,969
Stifel Financial Corp.	3,135	185,247
Swissquote Group Holding S.A.	338	66,276
UBS Group AG	53,624	1,132,333

		18,562,066

Chemicals—1.1%
Air Liquide S.A.	4,246	711,330
Air Products & Chemicals, Inc. (b)	4,950	1,421,690
Albemarle Corp. (b)	3,134	692,739
BASF SE	4,098	214,924
Chemours Co. (The)	3,521	105,419
Chr Hansen Holding A/S	1,616	122,640
Corteva, Inc.	30,755	1,854,834
Dow, Inc.	3,934	215,662
DuPont de Nemours, Inc. (b)	3,149	226,004
Ecolab, Inc.	1,401	231,908
Givaudan S.A.	56	182,481
International Flavors & Fragrances, Inc.	1,265	116,329
Linde plc	2,628	934,096
Livent Corp. (a) (b)	12,113	263,094
LyondellBasell Industries NV - Class A	6,903	648,123
Mitsubishi Gas Chemical Co., Inc.	5,400	80,213
Nissan Chemical Corp.	8,100	368,035
Nitto Denko Corp.	3,800	245,574
Nutrien, Ltd.	3,501	258,553
OCI NV	3,493	118,573
Sherwin-Williams Co. (The)	3,592	807,374
Shin-Etsu Chemical Co., Ltd.	28,300	917,898
Sika AG	982	275,634
Sociedad Quimica y Minera de Chile S.A. (ADR)	3,780	306,407
Solvay S.A.	990	113,389
Tianqi Lithium Corp. - Class H (a)	21,600	146,391
Yara International ASA	5,308	231,099

		11,810,413

Commercial Services & Supplies—0.2%
Cintas Corp.	1,892	875,391
Copart, Inc. (a)	1,677	126,127
Republic Services, Inc.	2,299	310,871
Waste Management, Inc.	6,961	1,135,826

		2,448,215

BHFTI-299

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Communications Equipment—0.4%
Arista Networks, Inc. (a)	4,207	$706,187
Cisco Systems, Inc.	44,682	2,335,751
Motorola Solutions, Inc.	2,915	834,069
Nokia Oyj	33,441	164,416
Telefonaktiebolaget LM Ericsson - B Shares (b)	17,417	102,315

		4,142,738

Construction & Engineering—0.1%
Kajima Corp.	3,600	43,452
Obayashi Corp.	13,200	101,049
Taisei Corp. (b)	2,400	74,199
Vinci S.A.	3,714	426,180

		644,880

Construction Materials—0.0%
CRH plc	6,468	326,881
James Hardie Industries plc	7,452	159,961

		486,842

Consumer Finance—0.3%
American Express Co.	14,490	2,390,125
Capital One Financial Corp. (b)	2,272	218,476
Discover Financial Services (b)	2,080	205,587

		2,814,188

Consumer Staples Distribution & Retail—0.7%
Costco Wholesale Corp.	6,329	3,144,690
Dollar General Corp.	952	200,358
Dollar Tree, Inc. (a) (b)	1,133	162,642
Endeavour Group, Ltd.	26,124	118,474
George Weston, Ltd.	1,616	214,151
HelloFresh SE (a)	1,494	35,576
Kesko Oyj - B Shares	4,743	102,015
Koninklijke Ahold Delhaize NV	6,781	231,947
Kroger Co. (The)	2,943	145,296
Loblaw Cos., Ltd.	4,274	389,514
Seven & i Holdings Co., Ltd.	4,600	207,505
Sysco Corp. (b)	2,524	194,929
Target Corp. (b)	6,962	1,153,116
Walgreens Boots Alliance, Inc. (b)	4,017	138,908
Walmart, Inc. (b)	5,273	777,504
Woolworths Group, Ltd.	9,430	239,147

		7,455,772

Containers & Packaging—0.2%
Graphic Packaging Holding Co.	15,956	406,719
International Paper Co. (b)	2,737	98,696
Sealed Air Corp. (b)	12,762	585,903
Silgan Holdings, Inc. (b)	2,011	107,930
Smurfit Kappa Group plc	4,961	180,105
Sonoco Products Co.	4,475	272,975

		1,652,328

Distributors—0.0%
Genuine Parts Co.	1,889	316,049

Diversified Consumer Services—0.0%
H&R Block, Inc. (b)	11,257	396,809

Diversified REITs—0.0%
Daiwa House REIT Investment Corp.	165	338,481

Diversified Telecommunication Services—0.6%
AT&T, Inc.	100,442	1,933,508
Cellnex Telecom S.A.	2,997	116,661
Deutsche Telekom AG	16,860	408,364
Elisa Oyj	5,658	340,993
Koninklijke KPN NV	146,398	517,062
KT Corp.	3,175	71,983
Liberty Global plc - Class A (a)	6,859	133,750
Nippon Telegraph & Telephone Corp.	11,800	352,436
Spark New Zealand, Ltd.	91,744	290,957
Telecom Italia S.p.A. (a)	257,269	85,282
Telkom Indonesia Persero Tbk PT	1,173,100	318,040
Verizon Communications, Inc.	38,011	1,478,248

		6,047,284

Electric Utilities—0.5%
CEZ A/S	2,485	120,724
Constellation Energy Corp.	1,301	102,128
Duke Energy Corp.	4,487	432,861
Edison International (b)	2,458	173,510
Enel S.p.A.	37,808	230,904
Evergy, Inc.	5,305	324,242
Eversource Energy	2,733	213,885
Exelon Corp.	6,370	266,839
Iberdrola S.A.	43,338	539,830
NextEra Energy, Inc.	19,078	1,470,532
Orsted A/S	1,376	117,373
Red Electrica Corp. S.A.	8,270	145,473
Southern Co. (The) (b)	5,559	386,795
Terna - Rete Elettrica Nazionale	31,486	258,416
Verbund AG	6,892	599,209

		5,382,721

Electrical Equipment—0.6%
ABB, Ltd.	12,724	436,332
Alfen NV (a)	1,366	108,788
AMETEK, Inc.	6,823	991,587
Array Technologies, Inc. (a)	4,892	107,037
Atkore, Inc. (a)	3,045	427,762
Eaton Corp. plc	2,644	453,023
Emerson Electric Co. (b)	15,914	1,386,746
Encore Wire Corp.	1,361	252,234
Generac Holdings, Inc. (a) (b)	453	48,929
Hubbell, Inc. (b)	400	97,324
Legrand S.A.	2,204	201,598
Nidec Corp.	3,000	155,725
Plug Power, Inc. (a) (b)	3,627	42,508
Rockwell Automation, Inc. (b)	2,631	772,067
Shoals Technologies Group, Inc. - Class A (a) (b)	9,941	226,555
Siemens Energy AG (a)	2,798	61,417
Vestas Wind Systems A/S	8,185	237,145

		6,006,777

BHFTI-300

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Electronic Equipment, Instruments & Components—0.2%
Amphenol Corp. - Class A	10,200	$833,544
Corning, Inc.	5,517	194,640
E Ink Holdings, Inc.	32,000	195,995
Keyence Corp.	900	441,240
Lotes Co., Ltd.	4,000	120,662
Murata Manufacturing Co., Ltd.	3,200	195,404
Simplo Technology Co., Ltd.	3,000	30,005
Venture Corp., Ltd.	18,400	245,094
Vontier Corp. (b)	2,356	64,413
Yokogawa Electric Corp.	6,500	105,801
Zebra Technologies Corp. - Class A (a)	480	152,640

		2,579,438

Energy Equipment & Services—0.2%
Schlumberger, Ltd.	38,712	1,900,759
Tenaris S.A.	11,157	158,675

		2,059,434

Entertainment—0.7%
Activision Blizzard, Inc.	2,706	231,607
Electronic Arts, Inc.	3,226	388,572
JYP Entertainment Corp.	1,357	81,063
Koei Tecmo Holdings Co., Ltd. (b)	12,500	225,809
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	22,999	1,721,015
Netflix, Inc. (a)	7,113	2,457,399
Nintendo Co., Ltd.	4,600	178,321
Roku, Inc. (a) (b)	1,023	67,334
Take-Two Interactive Software, Inc. (a) (b)	886	105,700
Walt Disney Co. (The) (a) (b)	15,387	1,540,700
Warner Bros Discovery, Inc. (a)	13,241	199,939

		7,197,459

Financial Services—1.6%
Adyen NV (a)	155	245,771
Berkshire Hathaway, Inc. - Class B (a)	7,637	2,358,076
Block, Inc. (a) (b)	1,501	103,044
Edenred	9,945	588,412
Essent Group, Ltd. (b)	4,075	163,204
Fidelity National Information Services, Inc.	1,977	107,410
Fiserv, Inc. (a)	2,276	257,256
Global Payments, Inc.	1,338	140,811
Jack Henry & Associates, Inc.	1,482	223,367
MasterCard, Inc. - Class A	12,466	4,530,269
MGIC Investment Corp.	9,388	125,987
NMI Holdings, Inc. - Class A (a) (b)	2,170	48,456
Nuvei Corp. (a)	2,914	126,953
PayPal Holdings, Inc. (a)	8,064	612,380
Plus500, Ltd.	5,314	111,005
Radian Group, Inc. (b)	7,200	159,120
Visa, Inc. - Class A (b)	31,271	7,050,360

		16,951,881

Food Products—0.5%
Conagra Brands, Inc. (b)	3,124	117,337
Danone S.A.	4,150	257,998

Food Products—(Continued)
General Mills, Inc.	2,238	191,260
Hershey Co. (The)	2,639	671,388
Kraft Heinz Co. (The) (b)	2,185	84,494
Mondelez International, Inc. - Class A (b)	21,584	1,504,837
Nestle S.A.	23,657	2,887,971
Viscofan S.A.	1,521	108,982

		5,824,267

Gas Utilities—0.0%
Hong Kong & China Gas Co., Ltd.	113,857	100,592
Italgas S.p.A.	15,999	97,730

		198,322

Ground Transportation—0.5%
Canadian National Railway Co.	9,792	1,155,405
Canadian Pacific Railway, Ltd. (b)	6,970	536,713
CSX Corp.	16,809	503,262
Norfolk Southern Corp.	1,177	249,524
Odakyu Electric Railway Co., Ltd.	6,800	88,299
Old Dominion Freight Line, Inc. (b)	256	87,255
TFI International, Inc.	760	90,688
Uber Technologies, Inc. (a)	6,123	194,099
Union Pacific Corp.	12,891	2,594,443
XPO, Inc. (a) (b)	6,521	208,020

		5,707,708

Health Care Equipment & Supplies—1.0%
Abbott Laboratories	12,138	1,229,094
Align Technology, Inc. (a)	489	163,394
Baxter International, Inc. (b)	2,956	119,895
Becton Dickinson & Co.	1,370	339,130
Boston Scientific Corp. (a)	31,615	1,581,698
Coloplast A/S - Class B	1,311	172,558
DexCom, Inc. (a)	6,473	752,033
Edwards Lifesciences Corp. (a)	5,130	424,405
EssilorLuxottica S.A.	1,529	276,025
GE HealthCare Technologies, Inc. (a) (b)	1,460	119,764
Hoya Corp.	1,500	165,875
IDEXX Laboratories, Inc. (a)	3,009	1,504,741
Inmode, Ltd. (a) (b)	2,751	87,922
Intuitive Surgical, Inc. (a)	1,770	452,182
Koninklijke Philips NV	4,719	86,149
Medtronic plc	8,537	688,253
Olympus Corp.	6,600	115,910
ResMed, Inc.	831	181,981
Stryker Corp. (b)	3,016	860,977
Sysmex Corp.	1,600	105,036
Zimmer Biomet Holdings, Inc. (b)	7,842	1,013,186

		10,440,208

Health Care Providers & Services—1.2%
Centene Corp. (a)	2,425	153,284
Cigna Group (The)	6,776	1,731,471
CVS Health Corp.	11,071	822,686
Elevance Health, Inc.	951	437,280

BHFTI-301

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
HCA Healthcare, Inc.	7,161	$1,888,213
Humana, Inc.	1,020	495,169
McKesson Corp.	1,465	521,613
UnitedHealth Group, Inc. (b)	13,381	6,323,727

		12,373,443

Health Care REITs—0.0%
Ventas, Inc.	3,451	149,601
Welltower, Inc. (b)	2,925	209,693

		359,294

Health Care Technology—0.0%
GoodRx Holdings, Inc. - Class A (a)	16,632	103,950
Veeva Systems, Inc. - Class A (a)	517	95,019

		198,969

Hotels, Restaurants & Leisure—1.4%
Airbnb, Inc. - Class A (a)	4,337	539,523
Amadeus IT Group S.A. (a)	2,893	193,706
Aristocrat Leisure, Ltd.	6,089	152,259
Booking Holdings, Inc. (a) (b)	1,484	3,936,176
Caesars Entertainment, Inc. (a)	2,116	103,282
Chipotle Mexican Grill, Inc. (a)	129	220,369
Compass Group plc	7,255	182,419
Delivery Hero SE (a)	1,180	40,149
Evolution AB	4,869	653,308
Expedia Group, Inc. (a)	2,384	231,320
Galaxy Entertainment Group, Ltd. (a)	18,000	119,657
Hilton Worldwide Holdings, Inc.	6,176	870,013
InterContinental Hotels Group plc	8,730	573,634
Jiumaojiu International Holdings, Ltd.	28,000	66,094
Just Eat Takeaway.com NV (a)	3,704	70,803
Las Vegas Sands Corp. (a) (b)	21,981	1,262,809
Marriott International, Inc. - Class A (b)	1,491	247,566
McDonald’s Corp.	12,540	3,506,309
Oriental Land Co., Ltd.	7,600	259,885
Starbucks Corp.	5,528	575,631
Wyndham Hotels & Resorts, Inc.	17,849	1,211,055
Yum! Brands, Inc.	3,118	411,825

		15,427,792

Household Durables—0.3%
DR Horton, Inc.	2,612	255,166
Lennar Corp. - Class A (b)	2,446	257,099
NVR, Inc. (a)	250	1,393,048
Sekisui Chemical Co., Ltd.	17,400	246,831
Sony Group Corp.	4,600	418,205
Sumitomo Forestry Co., Ltd.	4,700	92,991

		2,663,340

Household Products—0.7%
Clorox Co. (The) (b)	788	124,693
Colgate-Palmolive Co.	14,451	1,085,993
Essity AB - Class B (b)	7,088	202,693
Kimberly-Clark Corp.	7,226	969,874
Kimberly-Clark de Mexico S.A.B. de C.V. - Class A	82,900	174,771

Household Products—(Continued)
Procter & Gamble Co. (The) (b)	28,518	4,240,341
Reckitt Benckiser Group plc	12,519	951,125

		7,749,490

Independent Power and Renewable Electricity Producers—0.0%
Drax Group plc	16,428	123,049
RWE AG	4,678	201,101

		324,150

Industrial Conglomerates—0.4%
3M Co. (b)	6,383	670,917
General Electric Co.	13,342	1,275,495
Hitachi, Ltd.	5,500	302,319
Honeywell International, Inc.	5,216	996,882
Lifco AB - B Shares	7,963	171,442
Siemens AG	2,932	474,599

		3,891,654

Industrial REITs—0.1%
Nippon Prologis REIT, Inc.	91	192,884
Prologis, Inc.	6,064	756,605

		949,489

Insurance—1.1%
Aflac, Inc.	3,160	203,883
Ageas SA	1,974	85,336
AIA Group, Ltd.	50,000	525,369
Allianz SE	2,008	463,531
Allstate Corp. (The)	1,342	148,707
Aon plc - Class A	3,177	1,001,676
Arch Capital Group, Ltd. (a)	3,502	237,681
ASR Nederland NV	7,114	283,588
Assured Guaranty, Ltd.	1,603	80,583
AXA S.A.	14,435	441,376
Axis Capital Holdings, Ltd.	1,403	76,492
Beazley plc	11,273	83,118
Chubb, Ltd.	6,028	1,170,517
Everest Re Group, Ltd.	1,204	431,056
Fairfax Financial Holdings, Ltd.	225	149,639
First American Financial Corp.	3,348	186,350
Hartford Financial Services Group, Inc. (The)	7,158	498,841
Loews Corp.	7,092	411,478
Manulife Financial Corp. (b)	40,933	751,120
Markel Corp. (a) (b)	233	297,636
Marsh & McLennan Cos., Inc.	12,429	2,070,050
Muenchener Rueckversicherungs-Gesellschaft AG	720	251,814
Old Republic International Corp. (b)	4,038	100,829
Primerica, Inc.	1,056	181,885
Progressive Corp. (The)	2,398	343,058
Prudential plc	10,993	150,343
Reinsurance Group of America, Inc.	1,127	149,620
Sun Life Financial, Inc.	4,569	213,457
Unum Group	6,361	251,641
Willis Towers Watson plc	1,050	243,999
Zurich Insurance Group AG	1,074	513,899

		11,998,572

BHFTI-302

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Interactive Media & Services—2.1%
Alphabet, Inc. - Class A (a) (b)	96,660	$10,026,542
Alphabet, Inc. - Class C (a) (b)	61,658	6,412,432
Kakaku.com, Inc.	5,800	79,679
Match Group, Inc. (a)	1,739	66,760
Meta Platforms, Inc. - Class A (a)	29,172	6,182,714
Pinterest, Inc. - Class A (a)	3,582	97,681
Snap, Inc. - Class A (a)	7,369	82,607
Tencent Holdings, Ltd.	3,100	151,476

		23,099,891

IT Services—0.6%
Accenture plc - Class A	9,624	2,750,635
Amdocs, Ltd.	3,251	312,194
Cloudflare, Inc. - Class A (a) (b)	5,206	321,002
Cognizant Technology Solutions Corp. - Class A	2,005	122,165
Fujitsu, Ltd.	1,000	135,165
Gartner, Inc. (a) (b)	4,234	1,379,310
Infosys, Ltd. (ADR) (b)	5,443	94,926
International Business Machines Corp. (b)	3,087	404,675
MongoDB, Inc. (a) (b)	573	133,578
Obic Co., Ltd.	1,000	158,109
Okta, Inc. (a)	1,369	118,063
Shopify, Inc. - Class A (a) (b)	3,506	168,101
Snowflake, Inc. - Class A (a) (b)	1,080	166,633
Twilio, Inc. - Class A (a) (b)	1,445	96,280
VeriSign, Inc. (a)	1,169	247,045

		6,607,881

Leisure Products—0.0%
BRP, Inc.	2,578	201,738
Shimano, Inc.	1,100	190,827

		392,565

Life Sciences Tools & Services—0.7%
Agilent Technologies, Inc.	3,189	441,166
Bachem Holding AG - Class B (b)	1,015	102,113
Danaher Corp. (b)	10,959	2,762,106
Illumina, Inc. (a)	673	156,506
IQVIA Holdings, Inc. (a) (b)	732	145,588
Lonza Group AG	305	183,447
Mettler-Toledo International, Inc. (a)	362	553,936
Thermo Fisher Scientific, Inc. (b)	4,858	2,800,006
Waters Corp. (a)	1,797	556,405

		7,701,273

Machinery—1.2%
AGCO Corp.	591	79,903
Allison Transmission Holdings, Inc. (b)	2,155	97,492
Atlas Copco AB - A Shares	34,753	440,616
Caterpillar, Inc.	7,084	1,621,103
Daimler Truck Holding AG (a)	3,749	126,615
Deere & Co.	4,538	1,873,650
Epiroc AB - A Shares	4,587	91,081
FANUC Corp.	5,700	205,543
Graco, Inc. (b)	7,444	543,486

Machinery—(Continued)
IDEX Corp.	2,492	575,727
Illinois Tool Works, Inc.	5,067	1,233,561
Komatsu, Ltd.	9,400	233,204
Lincoln Electric Holdings, Inc. (b)	477	80,661
NGK Insulators, Ltd.	6,400	84,725
Otis Worldwide Corp.	22,040	1,860,176
Parker-Hannifin Corp. (b)	5,172	1,738,361
SMC Corp.	500	265,098
Snap-on, Inc.	2,870	708,574
Sumitomo Heavy Industries, Ltd.	3,100	76,023
Techtronic Industries Co., Ltd.	8,500	92,799
Toro Co. (The)	3,780	420,185
Volvo AB - B Shares (b)	12,567	259,208

		12,707,791

Marine Transportation—0.0%
Mitsui OSK Lines, Ltd. (b)	2,000	50,048
Nippon Yusen KK (b)	7,100	165,908

		215,956

Media—0.2%
Charter Communications, Inc. - Class A (a) (b)	331	118,369
Comcast Corp. - Class A	36,716	1,391,903
Fox Corp. - Class A (b)	6,882	234,332
Liberty Broadband Corp. - Class C (a) (b)	1,884	153,923
Next Fifteen Communications Group plc	5,368	55,605
Omnicom Group, Inc.	1,943	183,302
Trade Desk, Inc. (The) - Class A (a) (b)	7,870	479,362

		2,616,796

Metals & Mining—1.1%
Acerinox S.A.	6,277	64,661
Agnico Eagle Mines, Ltd.	2,253	114,859
Allkem, Ltd. (a)	33,245	266,298
AMG Advanced Metallurgical Group NV	2,304	98,282
Anglo American plc	16,898	559,282
APERAM S.A.	1,338	50,139
ArcelorMittal S.A.	4,646	140,883
ATI, Inc. (a) (b)	4,938	194,853
Barrick Gold Corp.	9,350	173,579
BHP Group, Ltd.	47,695	1,512,783
BHP Group, Ltd. (London-Traded Shares) - Class DI	6,172	195,304
Boliden AB	5,609	220,607
Dowa Holdings Co., Ltd.	1,300	41,779
Eramet S.A.	785	82,013
Fortescue Metals Group, Ltd.	21,623	325,164
Franco-Nevada Corp.	1,226	178,825
Freeport-McMoRan, Inc.	43,345	1,773,244
Glencore plc	51,368	295,474
IGO, Ltd.	18,194	156,189
Iluka Resources, Ltd.	10,394	74,283
Impala Platinum Holdings, Ltd.	7,060	64,936
Lynas Rare Earths, Ltd. (a)	13,152	56,177
Mineral Resources, Ltd.	4,927	266,979
Mitsui Mining & Smelting Co., Ltd. (b)	1,500	36,440

BHFTI-303

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Newmont Corp. (b)	2,532	$124,119
Nucor Corp. (b)	3,958	611,392
Outokumpu Oyj (b)	13,462	73,549
Pilbara Minerals, Ltd.	64,054	170,881
Reliance Steel & Aluminum Co. (b)	848	217,716
Rio Tinto plc	17,113	1,159,835
Rio Tinto, Ltd.	6,705	539,869
South32, Ltd.	78,381	232,473
Steel Dynamics, Inc. (b)	11,210	1,267,403
Sumitomo Metal Mining Co., Ltd.	5,200	198,839

		11,539,109

Multi-Utilities—0.2%
Centrica plc	175,858	230,465
Dominion Energy, Inc.	4,642	259,534
E.ON SE	13,264	165,452
Engie S.A.	27,708	438,194
National Grid plc	18,769	254,764
Sempra Energy	2,147	324,541
WEC Energy Group, Inc. (b)	3,108	294,607

		1,967,557

Office REITs—0.0%
Nippon Building Fund, Inc.	68	282,746

Oil, Gas & Consumable Fuels—2.2%
ARC Resources, Ltd. (b)	19,992	226,768
BP plc	185,555	1,174,738
Canadian Natural Resources, Ltd. (b)	20,379	1,127,744
Chevron Corp.	13,490	2,201,028
ConocoPhillips (b)	38,586	3,828,117
Coterra Energy, Inc. (b)	76,561	1,878,807
Enbridge, Inc.	10,054	383,339
Eni S.p.A.	32,512	455,421
EOG Resources, Inc. (b)	5,806	665,542
Equinor ASA	22,729	646,394
Exxon Mobil Corp. (b)	27,542	3,020,256
Hess Corp.	2,947	390,006
Inpex Corp.	52,700	560,731
Keyera Corp. (b)	7,941	173,862
Kinder Morgan, Inc.	18,204	318,752
Marathon Petroleum Corp. (b)	3,308	446,018
Neste Oyj	3,538	174,503
OMV AG	2,812	128,786
Parex Resources, Inc.	6,559	122,008
Phillips 66 (b)	2,037	206,511
Repsol S.A.	19,561	301,109
Shell plc	64,687	1,852,357
Shell plc (Euro-Listed Shares)	9,983	286,980
Suncor Energy, Inc. (b)	25,718	798,466
TC Energy Corp.	6,519	253,573
TotalEnergies SE	22,218	1,310,923
Valero Energy Corp. (b)	1,855	258,958
Woodside Energy Group, Ltd.	24,519	552,467

		23,744,164

Paper & Forest Products—0.0%
UPM-Kymmene Oyj	6,467	217,172

Passenger Airlines—0.1%
Delta Air Lines, Inc. (a)	3,412	119,147
Qantas Airways, Ltd. (a)	51,215	227,520
Southwest Airlines Co. (b)	20,701	673,611

		1,020,278

Personal Care Products—0.4%
Estee Lauder Cos., Inc. (The) - Class A (b)	4,073	1,003,832
Haleon plc	28,969	115,573
Kao Corp.	5,400	210,853
L’Oreal S.A.	2,789	1,247,804
Rohto Pharmaceutical Co., Ltd.	4,400	91,982
Shiseido Co., Ltd.	2,900	136,105
Unilever plc	30,237	1,566,513

		4,372,662

Pharmaceuticals—3.4%
Astellas Pharma, Inc.	61,900	880,490
AstraZeneca plc	16,748	2,324,624
Bayer AG	3,437	218,923
Bristol-Myers Squibb Co.	46,116	3,196,300
Chugai Pharmaceutical Co., Ltd.	3,400	84,036
Daiichi Sankyo Co., Ltd.	6,400	233,579
Eisai Co., Ltd.	2,100	119,488
Eli Lilly and Co. (b)	16,493	5,664,026
GSK plc	61,894	1,103,902
Harmony Biosciences Holdings, Inc. (a) (b)	1,252	40,878
Ipsen S.A.	1,040	114,632
Jazz Pharmaceuticals plc (a)	897	131,258
Johnson & Johnson	29,881	4,631,555
Merck & Co., Inc.	51,635	5,493,448
Novartis AG	22,392	2,055,695
Novo Nordisk A/S - Class B	14,673	2,328,496
Ono Pharmaceutical Co., Ltd.	20,900	436,025
Pfizer, Inc.	57,269	2,336,575
Recordati Industria Chimica e Farmaceutica S.p.A.	5,877	248,727
Roche Holding AG	6,802	1,946,647
Sanofi	12,915	1,406,471
Shionogi & Co., Ltd.	3,800	171,884
Takeda Pharmaceutical Co., Ltd.	8,700	285,757
Viatris, Inc.	10,100	97,162
Zoetis, Inc.	4,211	700,879

		36,251,457

Professional Services—0.5%
Automatic Data Processing, Inc.	5,423	1,207,323
BayCurrent Consulting, Inc.	9,300	385,884
Bureau Veritas S.A.	17,518	503,369
Computershare, Ltd.	6,234	90,361
CoStar Group, Inc. (a) (b)	1,959	134,877
Experian plc	3,448	113,492
Paychex, Inc.	4,053	464,433
Recruit Holdings Co., Ltd.	5,400	149,675

BHFTI-304

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Professional Services—(Continued)
RELX plc	32,933	$1,066,119
SS&C Technologies Holdings, Inc.	3,074	173,589
TechnoPro Holdings, Inc.	4,100	113,634
Verisk Analytics, Inc.	943	180,924
Visional, Inc. (a)	600	33,577
Wolters Kluwer NV	2,688	339,196

		4,956,453

Real Estate Management & Development—0.1%
CK Asset Holdings, Ltd.	40,000	242,333
Mitsui Fudosan Co., Ltd.	9,500	178,530
Sagax AB - Class B	4,288	99,105
Vonovia SE	4,443	83,553

		603,521

Residential REITs—0.0%
Equity LifeStyle Properties, Inc. (b)	5,704	382,910

Retail REITs—0.0%
Simon Property Group, Inc. (b)	2,152	240,959
Vicinity, Ltd.	56,867	74,481

		315,440

Semiconductors & Semiconductor Equipment—3.2%
Advanced Micro Devices, Inc. (a) (b)	33,674	3,300,389
Analog Devices, Inc. (b)	4,360	859,879
Applied Materials, Inc. (b)	7,748	951,687
ASML Holding NV	3,925	2,681,932
Axcelis Technologies, Inc. (a)	345	45,971
BE Semiconductor Industries NV	1,324	115,792
Broadcom, Inc.	5,220	3,348,839
Enphase Energy, Inc. (a)	7,210	1,516,119
First Solar, Inc. (a) (b)	13,364	2,906,670
Infineon Technologies AG	4,554	186,143
Intel Corp.	12,926	422,292
KLA Corp. (b)	1,370	546,863
Lam Research Corp. (b)	3,990	2,115,179
Lasertec Corp.	2,700	478,662
Marvell Technology, Inc. (b)	4,385	189,870
Microchip Technology, Inc. (b)	5,309	444,788
Micron Technology, Inc.	4,055	244,679
NVIDIA Corp.	25,344	7,039,803
NXP Semiconductors NV	1,503	280,272
QUALCOMM, Inc. (b)	8,267	1,054,704
Soitec (a)	1,291	207,939
SolarEdge Technologies, Inc. (a)	1,582	480,849
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	5,947	553,190
Texas Instruments, Inc. (b)	24,536	4,563,941
Tokyo Electron, Ltd.	3,100	379,043

		34,915,495

Software—4.6%
Adobe, Inc. (a)	7,004	2,699,132
Autodesk, Inc. (a)	891	185,471
Bill.com Holdings, Inc. (a) (b)	685	55,581

Software—(Continued)
Cadence Design Systems, Inc. (a)	8,282	1,739,965
Check Point Software Technologies, Ltd. (a)	2,835	368,550
Constellation Software, Inc.	260	488,817
Crowdstrike Holdings, Inc. - Class A (a)	9,761	1,339,795
Datadog, Inc. - Class A (a) (b)	6,704	487,113
DocuSign, Inc. (a)	1,737	101,267
DoubleVerify Holdings, Inc. (a)	2,771	83,546
Dropbox, Inc. - Class A (a)	5,151	111,365
Dynatrace, Inc. (a)	8,420	356,166
Fair Isaac Corp. (a)	148	103,998
Fortinet, Inc. (a)	16,300	1,083,298
Gen Digital, Inc.	10,950	187,902
HubSpot, Inc. (a) (b)	711	304,841
Intuit, Inc.	6,551	2,920,632
Microsoft Corp.	87,913	25,345,318
Nice, Ltd. (ADR) (a) (b)	508	116,276
Oracle Corp.	33,917	3,151,568
Oracle Corp. Japan	1,700	122,696
Palantir Technologies, Inc. - Class A (a) (b)	10,555	89,190
Palo Alto Networks, Inc. (a) (b)	5,859	1,170,277
Paycom Software, Inc. (a)	1,088	330,763
Paylocity Holding Corp. (a)	1,541	306,320
Progress Software Corp.	1,818	104,444
Qualys, Inc. (a) (b)	1,788	232,476
Roper Technologies, Inc.	1,006	443,334
Salesforce, Inc. (a) (b)	9,559	1,909,697
SAP SE	3,376	424,691
ServiceNow, Inc. (a)	2,202	1,023,313
Splunk, Inc. (a)	896	85,908
Synopsys, Inc. (a)	1,989	768,251
Tenable Holdings, Inc. (a)	3,874	184,054
WiseTech Global, Ltd.	2,474	108,694
Workday, Inc. - Class A (a) (b)	1,117	230,705
Zoom Video Communications, Inc. - Class A (a) (b)	1,311	96,804
Zscaler, Inc. (a) (b)	3,590	419,420

		49,281,638

Specialized REITs—0.2%
American Tower Corp. (b)	5,509	1,125,709
Crown Castle, Inc.	1,483	198,485
Digital Realty Trust, Inc. (b)	1,366	134,291
Equinix, Inc. (b)	312	224,964
Public Storage (b)	1,016	306,974
SBA Communications Corp.	495	129,230
Weyerhaeuser Co.	6,750	203,378

		2,323,031

Specialty Retail—1.0%
AutoZone, Inc. (a)	344	845,604
Fast Retailing Co., Ltd.	900	196,777
H & M Hennes & Mauritz AB - B Shares	6,358	90,784
Home Depot, Inc. (The) (b)	12,305	3,631,451
Industria de Diseno Textil S.A.	21,055	707,087
Lowe’s Cos., Inc. (b)	2,868	573,514
O’Reilly Automotive, Inc. (a)	2,670	2,266,777
Ross Stores, Inc. (b)	1,805	191,565

BHFTI-305

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
TJX Cos., Inc. (The)	4,306	$337,418
Tractor Supply Co. (b)	5,219	1,226,674
USS Co., Ltd.	8,800	152,534
ZOZO, Inc.	5,400	123,492

		10,343,677

Technology Hardware, Storage & Peripherals—2.4%
Apple, Inc.	151,268	24,944,093
HP, Inc. (b)	7,695	225,848
NetApp, Inc. (b)	5,221	333,361
Pure Storage, Inc. - Class A (a)	13,128	334,895
Super Micro Computer, Inc. (a)	399	42,514

		25,880,711

Textiles, Apparel & Luxury Goods—1.0%
Adidas AG	521	91,988
Burberry Group plc	11,101	355,207
Cie Financiere Richemont S.A. - Class A	2,509	402,195
Crocs, Inc. (a)	1,716	216,971
Deckers Outdoor Corp. (a) (b)	1,129	507,542
Gildan Activewear, Inc.	2,697	89,601
Goldwin, Inc.	1,400	133,430
Hermes International	426	862,910
Kering S.A.	332	216,682
Lululemon Athletica, Inc. (a)	4,378	1,594,424
LVMH Moet Hennessy Louis Vuitton SE	2,786	2,553,251
Moncler S.p.A.	13,061	902,767
NIKE, Inc. - Class B	17,072	2,093,710
Pandora A/S	1,064	101,968
VF Corp.	3,386	77,573

		10,200,219

Tobacco—0.1%
Altria Group, Inc.	6,583	293,734
British American Tobacco plc	8,145	285,439
Imperial Brands plc	5,961	137,086
Philip Morris International, Inc.	5,033	489,459

		1,205,718

Trading Companies & Distributors—0.6%
Ashtead Group plc	2,307	141,346
Brenntag SE	3,550	266,504
Bunzl plc	6,878	259,895
Fastenal Co.	16,005	863,310
Ferguson plc	1,571	207,317
ITOCHU Corp.	13,200	429,831
Marubeni Corp.	23,200	315,370
Mitsubishi Corp.	2,400	86,285
Mitsui & Co., Ltd.	19,300	601,483
MonotaRO Co., Ltd.	11,400	143,317
Rexel S.A.	5,416	129,458
Sumitomo Corp.	32,800	580,931
Toromont Industries, Ltd.	5,817	477,455
Toyota Tsusho Corp.	3,700	157,708

Trading Companies & Distributors—(Continued)
Triton International, Ltd. (b)	882	55,760
United Rentals, Inc.	1,043	412,778
Watsco, Inc. (b)	1,125	357,930
WESCO International, Inc.	1,443	223,001
WW Grainger, Inc.	950	654,370

		6,364,049

Transportation Infrastructure—0.0%
Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR) (b)	604	117,846

Water Utilities—0.1%
American Water Works Co., Inc.	4,098	600,316

Wireless Telecommunication Services—0.1%
KDDI Corp.	30,700	948,063
SoftBank Group Corp.	5,400	212,566
T-Mobile U.S., Inc. (a) (b)	2,226	322,414
Vodafone Group plc	81,824	90,439

		1,573,482

Total Common Stocks (Cost $494,682,233)		543,306,519

Corporate Bonds & Notes—34.0%

Aerospace/Defense—0.1%
Boeing Co. (The) 3.950%, 08/01/59	1,935,000	1,420,409

Agriculture—0.4%
Altria Group, Inc. 5.800%, 02/14/39 (b)	1,171,000	1,143,194
BAT Capital Corp. 4.390%, 08/15/37	1,303,000	1,062,797
Bunge, Ltd. Finance Corp. 2.750%, 05/14/31 (b)	1,865,000	1,586,128

		3,792,119

Auto Manufacturers—0.5%
Ford Motor Credit Co. LLC 2.700%, 08/10/26 (b)	3,043,000	2,708,240
Mercedes-Benz Finance North America LLC 4.800%, 03/30/28	1,950,000	1,955,744

		4,663,984

Auto Parts & Equipment—0.4%
Aptiv plc 3.250%, 03/01/32 (b)	609,000	530,387
Magna International, Inc. 5.500%, 03/21/33	3,794,000	3,935,336

		4,465,723

BHFTI-306

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—9.1%
Banco Santander S.A. 2.749%, 12/03/30	2,200,000	$1,716,106
Bank of America Corp. 2.884%, 3M LIBOR + 1.190%, 10/22/30 (b) (c)	10,136,000	8,816,618
4.375%, 5Y H15 + 2.760%, 01/27/27 (c)	10,359,000	8,806,578
Bank of Ireland Group plc 2.029%, 1Y H15 + 1.100%, 09/30/27 (144A) (c)	5,646,000	4,881,190
Barclays plc 5.501%, 1Y H15 + 2.650%, 08/09/28 (b) (c)	2,026,000	1,997,686
Citigroup, Inc. 2.666%, SOFR + 1.146%, 01/29/31 (b) (c)	5,457,000	4,657,595
3.785%, SOFR + 1.939%, 03/17/33 (c)	2,166,000	1,941,402
Credit Suisse Group AG 1.305%, SOFR + 0.980%, 02/02/27 (144A) (c)	1,000,000	841,740
2.593%, SOFR + 1.560%, 09/11/25 (144A) (c)	2,281,000	2,112,662
3.091%, SOFR + 1.730%, 05/14/32 (144A) (c)	2,800,000	2,251,116
4.550%, 04/17/26	545,000	502,762
Deutsche Bank AG 2.311%, SOFR + 1.219%, 11/16/27 (b) (c)	2,642,000	2,238,920
6.720%, SOFR + 3.180%, 01/18/29 (b) (c)	678,000	673,261
7.079%, SOFR + 3.650%, 02/10/34 (b) (c)	678,000	628,792
JPMorgan Chase & Co. 1.953%, SOFR + 1.065%, 02/04/32 (b) (c)	5,587,000	4,494,746
3.650%, 5Y H15 + 2.850%, 06/01/26 (b) (c)	3,695,000	3,233,125
M&T Bank Corp. 5.125%, 3M LIBOR + 3.520%, 11/01/26 (b) (c)	1,654,000	1,239,838
Manufacturers & Traders Trust Co. 3.400%, 08/17/27 (b)	4,596,000	3,956,722
Morgan Stanley 1.928%, SOFR + 1.020%, 04/28/32 (c)	1,219,000	958,993
2.511%, SOFR + 1.200%, 10/20/32 (c)	1,761,000	1,442,555
2.699%, SOFR + 1.143%, 01/22/31 (c)	4,389,000	3,779,828
4.889%, SOFR + 2.076%, 07/20/33 (b) (c)	2,795,000	2,747,258
NatWest Group plc 3.073%, 1Y H15 + 2.550%, 05/22/28 (b) (c)	2,333,000	2,110,849
PNC Financial Services Group, Inc. (The) 5.068%, SOFR + 1.933%, 01/24/34 (b) (c)	1,037,000	1,023,013
6.200%, 5Y H15 + 3.238%, 09/15/27 (b) (c)	4,387,000	4,127,509
Societe Generale S.A. 1.792%, 1Y H15 + 1.000%, 06/09/27 (144A) (c)	1,538,000	1,333,460
2.797%, 1Y H15 + 1.300%, 01/19/28 (144A) (c)	1,449,000	1,279,079
Truist Financial Corp. 4.800%, 5Y H15 + 3.003%, 09/01/24 (b) (c)	10,078,000	8,818,250
4.916%, SOFR + 2.240%, 07/28/33 (c)	1,543,000	1,437,854
UBS Group AG 3.126%, 3M LIBOR + 1.468%, 08/13/30 (144A) (c)	1,378,000	1,175,679
UniCredit S.p.A. 1.982%, 1Y H15 + 1.200%, 06/03/27 (144A) (c)	2,487,000	2,170,426
Wells Fargo & Co. 3.350%, SOFR + 1.500%, 03/02/33 (c)	2,483,000	2,152,141
3.900%, 5Y H15 + 3.453%, 03/15/26 (b) (c)	7,368,000	6,503,807
4.897%, SOFR + 2.100%, 07/25/33 (b) (c)	1,722,000	1,680,881

		97,732,441

Beverages—0.9%
Anheuser-Busch InBev Worldwide, Inc. 4.439%, 10/06/48 (b)	9,294,000	8,480,027
JDE Peet’s NV 2.250%, 09/24/31 (144A) (b)	1,519,000	1,201,153

		9,681,180

Building Materials—0.2%
Trane Technologies Financing, Ltd. 5.250%, 03/03/33 (b)	1,935,000	2,000,087

Chemicals—0.1%
Westlake Corp. 3.375%, 06/15/30 (b)	1,131,000	1,000,785

Commercial Services—0.3%
Quanta Services, Inc. 2.900%, 10/01/30 (b)	2,358,000	2,033,340
S&P Global, Inc. 2.500%, 12/01/29 (b)	500,000	443,636
Transurban Finance Co. Pty, Ltd. 2.450%, 03/16/31 (144A) (b)	1,116,000	909,991

		3,386,967

Cosmetics/Personal Care—0.7%
Haleon U.S. Capital LLC 3.375%, 03/24/27 (b)	5,594,000	5,303,627
Kenvue, Inc. 5.050%, 03/22/28 (b)	2,249,000	2,324,330

		7,627,957

Diversified Financial Services—0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.750%, 01/30/26	1,118,000	1,001,072
3.000%, 10/29/28	3,194,000	2,788,433
Capital One Financial Corp. 5.468%, SOFR + 2.080%, 02/01/29 (b) (c)	794,000	773,810
Discover Financial Services 6.700%, 11/29/32 (b)	2,804,000	2,890,763

		7,454,078

Electric—1.6%
AES Corp. (The) 1.375%, 01/15/26 (b)	928,000	835,009
3.300%, 07/15/25 (144A) (b)	2,086,000	1,977,131
Berkshire Hathaway Energy Co. 6.500%, 09/15/37	345,000	383,965
CenterPoint Energy Houston Electric LLC 2.900%, 07/01/50 (b)	2,897,000	2,014,387
NextEra Energy Capital Holdings, Inc. 2.440%, 01/15/32 (b)	1,243,000	1,030,832
NRG Energy, Inc. 2.450%, 12/02/27 (144A) (b)	2,705,000	2,314,265

BHFTI-307

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Electric—(Continued)
Pacific Gas and Electric Co. 3.150%, 01/01/26 (b)	1,000,000	$932,987
3.300%, 08/01/40 (b)	3,059,000	2,169,668
PG&E Energy Recovery Funding LLC 2.280%, 01/15/36	1,624,000	1,292,743
2.822%, 07/15/46	2,151,000	1,572,164
Sempra Energy 3.800%, 02/01/38 (b)	2,000,000	1,722,507
Southern California Edison Co. 4.200%, 03/01/29 (b)	500,000	483,452
5.500%, 03/15/40	335,000	337,639

		17,066,749

Electronics—0.5%
Amphenol Corp. 2.800%, 02/15/30 (b)	5,764,000	5,170,363

Entertainment—0.3%
Warnermedia Holdings, Inc. 5.050%, 03/15/42 (144A) (b)	1,938,000	1,621,010
5.141%, 03/15/52 (144A)	1,124,000	910,702
5.391%, 03/15/62 (144A) (b)	1,468,000	1,186,610

		3,718,322

Food—0.2%
Flowers Foods, Inc. 2.400%, 03/15/31 (b)	1,803,000	1,503,393
General Mills, Inc. 4.950%, 03/29/33	672,000	682,443

		2,185,836

Gas—0.1%
NiSource, Inc. 1.700%, 02/15/31 (b)	1,231,000	974,421

Hand/Machine Tools—0.2%
Stanley Black & Decker, Inc. 4.000%, 5Y H15 + 2.657%, 03/15/60 (b) (c)	2,255,000	1,776,768

Healthcare-Services—0.4%
HCA, Inc. 2.375%, 07/15/31 (b)	3,007,000	2,426,596
4.625%, 03/15/52 (144A) (b)	1,220,000	1,012,956
UnitedHealth Group, Inc. 4.200%, 05/15/32	1,000,000	980,124

		4,419,676

Insurance—0.6%
Corebridge Financial, Inc. 6.875%, 5Y H15 + 3.846%, 12/15/52 (144A) (b) (c)	1,196,000	1,066,175
Five Corners Funding Trust III 5.791%, 02/15/33 (b)	1,241,000	1,273,298
Hartford Financial Services Group, Inc. (The) 2.900%, 09/15/51	1,285,000	863,942

Insurance—(Continued)
High Street Funding Trust II 4.682%, 02/15/48 (144A)	1,250,000	1,039,838
Prudential Financial, Inc. 4.500%, 3M LIBOR + 2.380%, 09/15/47 (b) (c)	1,870,000	1,672,902

		5,916,155

Internet—0.1%
Expedia Group, Inc. 2.950%, 03/15/31 (b)	411,000	342,956
4.625%, 08/01/27 (b)	652,000	639,000

		981,956

Iron/Steel—0.3%
Nucor Corp. 3.125%, 04/01/32 (b)	3,902,000	3,450,036

Lodging—0.4%
Las Vegas Sands Corp. 3.200%, 08/08/24 (b)	4,495,000	4,349,085

Machinery-Diversified—0.1%
Xylem, Inc. 2.250%, 01/30/31 (b)	1,835,000	1,531,612

Media—1.1%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.700%, 04/01/51	6,000,000	3,839,864
Comcast Corp. 2.887%, 11/01/51	5,246,000	3,581,439
3.400%, 04/01/30 (b)	1,176,000	1,099,482
Discovery Communications LLC 3.625%, 05/15/30 (b)	1,525,000	1,352,379
4.125%, 05/15/29 (b)	2,621,000	2,441,291

		12,314,455

Mining—0.2%
Barrick North America Finance LLC 5.750%, 05/01/43 (b)	2,247,000	2,366,123

Oil & Gas—2.2%
BP Capital Markets America, Inc. 4.812%, 02/13/33 (b)	2,753,000	2,795,296
BP Capital Markets plc 4.375%, 5Y H15 + 4.036%, 06/22/25 (b) (c)	982,000	935,270
Canadian Natural Resources, Ltd. 2.950%, 07/15/30 (b)	2,106,000	1,828,874
Cenovus Energy, Inc. 2.650%, 01/15/32 (b)	855,000	705,584
Continental Resources, Inc. 2.875%, 04/01/32 (144A) (b)	2,394,000	1,858,929
4.375%, 01/15/28 (b)	1,596,000	1,504,550
5.750%, 01/15/31 (144A) (b)	507,000	487,219

BHFTI-308

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Oil & Gas—(Continued)
Diamondback Energy, Inc. 3.125%, 03/24/31 (b)	2,336,000	$2,025,639
4.250%, 03/15/52 (b)	1,585,000	1,243,551
EQT Corp. 5.700%, 04/01/28 (b)	833,000	832,096
6.125%, 02/01/25 (b)	4,160,000	4,184,742
Marathon Petroleum Corp. 4.500%, 04/01/48	2,723,000	2,230,112
Phillips 66 5.300%, 06/30/33	1,726,000	1,749,321
Valero Energy Corp. 4.000%, 04/01/29 (b)	1,705,000	1,642,265

		24,023,448

Packaging & Containers—0.3%
Berry Global, Inc. 1.650%, 01/15/27	1,986,000	1,738,670
CCL Industries, Inc. 3.050%, 06/01/30 (144A) (b)	1,885,000	1,599,587

		3,338,257

Pharmaceuticals—1.2%
AbbVie, Inc. 4.250%, 11/21/49	3,705,000	3,269,572
Becton Dickinson & Co. 2.823%, 05/20/30 (b)	1,581,000	1,410,686
Cigna Group (The) 5.400%, 03/15/33	3,839,000	3,985,741
CVS Health Corp. 2.700%, 08/21/40 (b)	5,167,000	3,695,255

		12,361,254

Pipelines—2.2%
Cheniere Corpus Christi Holdings LLC 3.700%, 11/15/29 (b)	8,126,000	7,479,641
Energy Transfer L.P. 4.400%, 03/15/27 (b)	744,000	722,787
4.950%, 05/15/28 (b)	1,098,000	1,082,178
Kinder Morgan Energy Partners L.P. 5.800%, 03/15/35	311,000	316,500
6.950%, 01/15/38 (b)	1,655,000	1,849,104
MPLX L.P. 4.500%, 04/15/38	2,817,000	2,504,036
4.950%, 03/14/52 (b)	4,864,000	4,227,685
5.000%, 03/01/33 (b)	249,000	243,664
ONEOK, Inc. 4.350%, 03/15/29	903,000	853,848
Plains All American Pipeline L.P. / PAA Finance Corp. 3.550%, 12/15/29	1,391,000	1,243,623
3.800%, 09/15/30	1,084,000	965,973
Targa Resources Corp. 4.200%, 02/01/33	2,537,000	2,282,518

		23,771,557

Real Estate Investment Trusts—4.1%
Alexandria Real Estate Equities, Inc. 1.875%, 02/01/33 (b)	2,419,000	1,812,099
2.950%, 03/15/34 (b)	4,689,000	3,750,341
4.750%, 04/15/35 (b)	599,000	561,340
American Tower Corp. 2.100%, 06/15/30 (b)	6,606,000	5,397,261
Boston Properties L.P. 3.250%, 01/30/31 (b)	2,182,000	1,726,109
3.400%, 06/21/29 (b)	1,000,000	819,058
4.500%, 12/01/28 (b)	2,671,000	2,339,803
Crown Castle, Inc. 2.250%, 01/15/31 (b)	6,806,000	5,640,651
Digital Realty Trust L.P. 3.600%, 07/01/29 (b)	2,306,000	2,070,362
3.700%, 08/15/27 (b)	2,492,000	2,299,520
Equinix, Inc. 2.150%, 07/15/30 (b)	6,801,000	5,560,870
Essex Portfolio L.P. 2.650%, 03/15/32 (b)	3,000,000	2,446,551
Highwoods Realty L.P. 4.200%, 04/15/29 (b)	1,424,000	1,175,977
Mid-America Apartments L.P. 2.750%, 03/15/30	2,000,000	1,750,004
Piedmont Operating Partnership L.P. 3.150%, 08/15/30 (b)	1,863,000	1,382,551
Prologis L.P. 1.750%, 07/01/30 (b)	2,484,000	2,016,292
Welltower OP LLC 2.050%, 01/15/29 (b)	4,419,000	3,685,646

		44,434,435

Retail—0.2%
Ross Stores, Inc. 1.875%, 04/15/31 (b)	1,390,000	1,121,426
Tractor Supply Co. 1.750%, 11/01/30	1,350,000	1,074,160

		2,195,586

Semiconductors—0.8%
Broadcom, Inc. 2.600%, 02/15/33 (144A) (b)	3,032,000	2,377,634
NXP B.V. / NXP Funding LLC / NXP USA, Inc. 3.400%, 05/01/30 (b)	1,746,000	1,569,990
QUALCOMM, Inc. 1.650%, 05/20/32 (b)	3,000,000	2,431,027
5.400%, 05/20/33 (b)	2,285,000	2,452,947

		8,831,598

Software—0.6%
Oracle Corp. 3.600%, 04/01/50	1,087,000	771,003
4.650%, 05/06/30 (b)	2,401,000	2,337,913

BHFTI-309

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Shares/ Principal Amount*	Value

Software—(Continued)
VMware, Inc. 2.200%, 08/15/31 (b)	4,864,000	$3,850,874

		6,959,790

Telecommunications—2.9%
AT&T, Inc. 3.500%, 06/01/41 (b)	9,197,000	7,258,177
4.850%, 03/01/39 (b)	2,000,000	1,877,652
Rogers Communications, Inc. 4.550%, 03/15/52 (144A) (b)	10,591,000	8,711,859
T-Mobile USA, Inc. 3.875%, 04/15/30	9,601,000	9,008,750
Telefonica Emisiones S.A. 5.213%, 03/08/47	1,000,000	874,892
Verizon Communications, Inc. 3.550%, 03/22/51 (b)	4,033,000	3,077,010

		30,808,340

Total Corporate Bonds & Notes (Cost $420,869,244)		366,171,552

U.S. Treasury & Government Agencies—2.4%

U.S. Treasury—2.4%
U.S. Treasury Inflation Indexed Notes 1.625%, 10/15/27 (d) (Cost $24,437,852)	25,995,267	26,500,956

Mutual Funds—0.2%

Investment Company Securities—0.2%
VanEck Gold Miners ETF (b) (Cost $2,109,809)	66,745	2,159,201

Preferred Stocks—0.1%

Automobiles—0.0%
Volkswagen AG	1,430	195,130

Household Products—0.1%
Henkel AG & Co. KGaA	2,929	228,888

Life Sciences Tools & Services—0.0%
Sartorius AG	327	137,249

Total Preferred Stocks (Cost $671,263)		561,267

Short-Term Investments — 8.0%

Foreign Government—0.3%
Canada Treasury Bill 4.627%, 12/07/23 (CAD) (e)	4,309,000	3,094,158

Repurchase Agreement—3.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $35,098,937; collateralized by U.S. Treasury Note at 2.000%, maturing 02/15/25, with a market value of $35,794,718.	35,092,796	35,092,796

U.S. Treasury—4.5%
U.S. Treasury Bill 4.659%, 01/25/24 (b) (e)	49,999,700	48,180,071

Total Short-Term Investments (Cost $86,317,562)		86,367,025

Securities Lending Reinvestments (f)—18.9%

Certificates of Deposit—2.8%
Bank of America N.A. 4.960%, FEDEFF PRV+0.130%, 09/08/23 (c)	4,000,000	3,995,988
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (c)	4,000,000	4,007,380
BNP Paribas S.A. 5.270%, SOFR + 0.450%, 10/10/23 (c)	5,000,000	5,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (c)	4,000,000	3,992,256
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (c)	7,000,000	6,995,702
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (c)	4,000,000	4,002,247
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV+ 0.400%, 02/13/24 (c)	2,000,000	1,998,442

		29,992,015

Commercial Paper—0.4%
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (c)	5,000,000	5,000,000

Repurchase Agreements—10.4%
BNP Paribas Arbitrage S.N.C.
Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $2,200,886; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $2,251,883.	2,200,000	2,200,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $2,701,091; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $2,763,675.	2,700,000	2,700,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $5,002,004; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000

BHFTI-310

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $10,275,958; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $10,200,001.	10,000,000	$10,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $11,394,643; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $11,617,888.	11,390,087	11,390,087
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $10,004,017; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $10,244,797.	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $14,311,488; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $14,650,058.	14,300,000	14,300,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $19,613,475; collateralized by various Common Stock with an aggregate market value of $21,786,761.	19,600,000	19,600,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $5,502,278; collateralized by various Common Stock with an aggregate market value of $6,115,331.	5,500,000	5,500,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $5,024,500; collateralized by various Common Stock with an aggregate market value of $5,556,333.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $900,359; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $918,977.	900,000	900,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $5,663,366; collateralized by various Common Stock with an aggregate market value of $6,300,173.	5,661,050	5,661,050
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $3,404,647; collateralized by various Common Stock with an aggregate market value of $3,786,221.	3,400,000	3,400,000

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $10,004,108; collateralized by various Common Stock with an aggregate market value of $11,116,238.	10,000,000	10,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $6,152,511; collateralized by various Common Stock with an aggregate market value of $6,905,202.	6,150,000	6,150,000

		111,801,137

Time Deposits—1.6%
Banco Santander S.A. (NY) 4.810%, 04/03/23	5,000,000	5,000,000
Barclays (NY) 4.830%, 04/03/23	5,000,000	5,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	5,000,000	5,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000

		17,000,000

Mutual Funds—3.7%
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (g)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (g)	20,000,000	20,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (g)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (g)	5,000,000	5,000,000

		40,000,000

Total Securities Lending Reinvestments (Cost $203,801,137)		203,793,152

Total Investments—114.0% (Cost $1,232,889,100)		1,228,859,672
Other assets and liabilities (net)—(14.0)%		(150,748,054)

Net Assets—100.0%		$1,078,111,618

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Non-income producing security.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $216,450,638 and the collateral received consisted of cash in the amount of $203,801,137 and non-cash collateral with a value of $21,230,163. The cash collateral investments are disclosed in the Consolidated Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.

BHFTI-311

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

(c)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $44,320,411, which is 4.1% of net assets.

Forward Foreign Currency Exchange Contracts

Contracts to Buy		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
AUD	7,867,000	MSIP	04/27/23	USD	5,269,917	$(6,898)
AUD	1,714,000	UBSA	04/27/23	USD	1,149,208	(2,543)
BRL	17,965,000	GSI	04/04/23	USD	3,417,023	127,453
BRL	3,280,000	MSIP	04/04/23	USD	624,405	22,736
BRL	17,965,000	MSIP	04/04/23	USD	3,536,139	8,337
BRL	3,280,000	UBSA	04/04/23	USD	645,618	1,522
BRL	17,965,000	MSIP	05/03/23	USD	3,405,106	122,050
CAD	2,421,000	MSIP	04/27/23	USD	1,787,450	4,516
CAD	5,556,181	MSIP	04/27/23	USD	4,063,047	49,504
CHF	1,343,000	MSIP	04/27/23	USD	1,472,492	(1,017)
CHF	6,421,000	UBSA	04/27/23	USD	6,935,728	99,522
CNH	73,681,000	UBSA	04/27/23	USD	10,751,879	(12,208)
COP	6,336,758,000	GSI	04/20/23	USD	1,318,030	38,523
DKK	9,189,000	UBSA	04/27/23	USD	1,325,406	14,283
EUR	4,815,000	MSIP	04/27/23	USD	5,253,616	(25,036)
EUR	29,602,103	MSIP	04/27/23	USD	31,864,887	279,860
GBP	6,914,671	JPMC	04/27/23	USD	8,478,680	55,337
GBP	1,864,000	MSIP	04/27/23	USD	2,306,567	(6,038)
GBP	8,800,490	MSIP	04/27/23	USD	10,773,252	88,223
HUF	16,693,000	UBSA	04/27/23	USD	44,779	2,505
ILS	1,669,000	GSI	04/27/23	USD	456,341	8,030
JPY	1,798,981,344	GSI	04/27/23	USD	13,688,492	(94,467)
JPY	436,080,000	MSIP	04/27/23	USD	3,296,769	(1,525)
KRW	7,195,890,000	MSIP	04/20/23	USD	5,537,856	(4,971)
MXN	64,582,000	GSI	04/27/23	USD	3,406,774	161,059
NOK	9,591,000	GSI	04/27/23	USD	900,768	16,278
SEK	21,498,000	MSIP	04/27/23	USD	2,076,417	(2,417)
TWD	27,025,000	UBSA	04/20/23	USD	886,676	2,143
ZAR	62,709,000	GSI	04/26/23	USD	3,379,894	135,229

Contracts to Deliver
AUD	5,090,000	GSI	04/27/23	USD	3,421,992	16,784
BRL	17,965,000	GSI	04/04/23	USD	3,536,139	(8,337)
BRL	17,965,000	MSIP	04/04/23	USD	3,419,950	(124,526)
BRL	3,280,000	MSIP	04/04/23	USD	645,618	(1,522)
BRL	3,280,000	UBSA	04/04/23	USD	627,003	(20,137)
BRL	3,280,000	MSIP	05/03/23	USD	621,695	(22,283)
CAD	4,679,000	MSIP	04/27/23	USD	3,423,882	(39,401)
CLP	45,637,000	MSIP	04/20/23	USD	55,928	(1,378)
CNH	39,089,000	UBSA	04/27/23	USD	5,704,051	6,477
CZK	4,070,000	GSI	04/27/23	USD	181,616	(6,232)
EUR	10,099,000	MSIP	04/27/23	USD	10,870,968	(95,477)
GBP	2,112,100	JPMC	04/12/23	USD	2,554,860	(51,056)
GBP	3,930,520	JPMC	04/27/23	USD	4,819,552	(31,455)

BHFTI-312

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts—(Continued)

Contracts to Deliver		Counterparty	Settlement Date	In Exchange for		Unrealized Appreciation/ (Depreciation)
GBP	5,002,480	MSIP	04/27/23	USD	6,123,861	$(50,149)
GBP	2,802,000	UBSA	04/27/23	USD	3,441,287	(16,912)
INR	67,130,000	MSIP	04/20/23	USD	817,263	1,160
JPY	770,766,000	MSIP	04/27/23	USD	5,864,711	40,408
KRW	13,658,218,000	MSIP	04/20/23	USD	10,511,173	9,435
MXN	11,498,000	UBSA	04/27/23	USD	606,590	(28,617)
MYR	89,000	MSIP	04/20/23	USD	19,852	(338)
NZD	247,000	UBSA	04/27/23	USD	153,266	(1,189)
PHP	11,963,000	MSIP	04/20/23	USD	217,727	(2,219)
PLN	987,000	UBSA	04/27/23	USD	224,225	(4,111)
THB	20,474,000	UBSA	04/27/23	USD	599,890	(339)
ZAR	8,761,000	UBSA	04/26/23	USD	469,902	(21,192)

Cross Currency Contracts to Buy
AUD	298,427	MSIP	04/27/23	GBP	162,618	(1,054)
CAD	506,413	UBSA	04/27/23	AUD	553,000	4,878
JPY	348,831,340	MSIP	04/27/23	EUR	2,479,771	(56,820)
JPY	354,351,106	GSI	04/27/23	CHF	2,506,000	(68,072)
JPY	1,371,797,245	UBSA	04/27/23	CHF	9,737,000	(302,464)

Net Unrealized Appreciation						$203,852

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
Euro STOXX 50 Index Futures	06/16/23	515	EUR	21,944,150	$227,065
FTSE 100 Index Futures	06/16/23	122	GBP	9,319,580	(286,966)
Nikkei 225 Index Futures	06/08/23	40	JPY	1,121,600,000	27,790
S&P 500 Index E-Mini Futures	06/16/23	182	USD	37,653,525	520,746
S&P TSX 60 Index Futures	06/15/23	41	CAD	9,915,440	(7,325)
SPI 200 Index Futures	06/15/23	40	AUD	7,191,000	74,805
TOPIX Index Futures	06/08/23	60	JPY	1,202,100,000	(48,239)
U.S. Treasury Long Bond Futures	06/21/23	477	USD	62,561,531	2,235,904
U.S. Treasury Note 10 Year Futures	06/21/23	80	USD	9,193,750	254,862
U.S. Treasury Note 2 Year Futures	06/30/23	275	USD	56,774,610	756,746
U.S. Treasury Note 5 Year Futures	06/30/23	237	USD	25,953,352	464,613
U.S. Treasury Note Ultra 10 Year Futures	06/21/23	43	USD	5,209,047	(3,386)
U.S. Treasury Ultra Long Bond Futures	06/21/23	159	USD	22,438,875	905,519

Futures Contracts—Short
Euro STOXX 50 Index Futures	06/16/23	(137)	EUR	(5,837,570)	(46,980)
Euro-Schatz Futures	06/08/23	(409)	EUR	(43,229,255)	(467,256)
FTSE 100 Index Futures	06/16/23	(16)	GBP	(1,222,240)	46,363
MSCI Emerging Markets Index Mini Futures	06/16/23	(1)	USD	(49,775)	(1,462)
S&P 500 Index E-Mini Futures	06/16/23	(201)	USD	(41,584,388)	(1,939,073)
TOPIX Index Futures	06/08/23	(20)	JPY	(400,700,000)	13,494
U.S. Treasury Note 10 Year Futures	06/21/23	(1,347)	USD	(154,799,766)	(4,379,116)
U.S. Treasury Note 5 Year Futures	06/30/23	(239)	USD	(26,172,367)	(67,606)

Net Unrealized Depreciation					$(1,719,502)

BHFTI-313

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Pay	12M SOFR	Annually	3.525%	Annually	01/24/33	USD	305,000,000	$8,506,664	$—	$8,506,664

(1)	There were no upfront premiums paid or (received), therefore Market Value equals Unrealized Appreciation/(Depreciation).

Glossary of Abbreviations

Counterparties

(GSI)—	Goldman Sachs International
(JPMC)—	JPMorgan Chase Bank N.A.
(MSIP)—	Morgan Stanley & Co. International plc
(UBSA)—	UBS AG

Currencies

(AUD)—	Australian Dollar
(BRL)—	Brazilian Real
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(CLP)—	Chilean Peso
(CNH)—	Chinese Renminbi
(COP)—	Colombian Peso
(CZK)—	Czech Koruna
(DKK)—	Danish Krone
(EUR)—	Euro
(GBP)—	British Pound
(HUF)—	Hungarian Forint
(IDR)—	Indonesian Rupiah
(ILS)—	Israeli Shekel
(INR)—	Indian Rupee
(JPY)—	Japanese Yen
(KRW)—	South Korean Won
(MXN)—	Mexican Peso
(MYR)—	Malaysian Ringgit
(NOK)—	Norwegian Krone
(NZD)—	New Zealand Dollar
(PHP)—	Philippine Peso
(PLN)—	Polish Zloty
(SEK)—	Swedish Krona
(THB)—	Thai Baht
(TWD)—	Taiwanese Dollar
(USD)—	United States Dollar
(ZAR)—	South African Rand

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt
(DAC)—	Designated Activity Company
(ETF)—	Exchange-Traded Fund
(REIT)—	Real Estate Investment Trust

BHFTI-314

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$3,673,913	$805,778	$—	$4,479,691
Air Freight & Logistics	2,525,482	462,689	—	2,988,171
Automobile Components	704,596	448,858	—	1,153,454
Automobiles	6,887,453	3,807,901	—	10,695,354
Banks	17,212,264	10,923,945	—	28,136,209
Beverages	9,387,332	2,347,453	—	11,734,785
Biotechnology	8,846,099	516,671	—	9,362,770
Broadline Retail	12,325,295	600,921	—	12,926,216
Building Products	3,242,848	1,384,744	—	4,627,592
Capital Markets	15,704,870	2,857,196	—	18,562,066
Chemicals	8,082,232	3,728,181	—	11,810,413
Commercial Services & Supplies	2,448,215	—	—	2,448,215
Communications Equipment	3,876,007	266,731	—	4,142,738
Construction & Engineering	—	644,880	—	644,880
Construction Materials	—	486,842	—	486,842
Consumer Finance	2,814,188	—	—	2,814,188
Consumer Staples Distribution & Retail	6,521,108	934,664	—	7,455,772
Containers & Packaging	1,472,223	180,105	—	1,652,328
Distributors	316,049	—	—	316,049
Diversified Consumer Services	396,809	—	—	396,809
Diversified REITs	—	338,481	—	338,481
Diversified Telecommunication Services	3,545,506	2,501,778	—	6,047,284
Electric Utilities	3,370,792	2,011,929	—	5,382,721
Electrical Equipment	4,805,772	1,201,005	—	6,006,777
Electronic Equipment, Instruments & Components	1,245,237	1,334,201	—	2,579,438
Energy Equipment & Services	1,900,759	158,675	—	2,059,434
Entertainment	6,712,266	485,193	—	7,197,459
Financial Services	16,006,693	945,188	—	16,951,881
Food Products	2,569,316	3,254,951	—	5,824,267
Gas Utilities	—	198,322	—	198,322
Ground Transportation	5,619,409	88,299	—	5,707,708
Health Care Equipment & Supplies	9,518,655	921,553	—	10,440,208
Health Care Providers & Services	12,373,443	—	—	12,373,443
Health Care REITs	359,294	—	—	359,294
Health Care Technology	198,969	—	—	198,969
Hotels, Restaurants & Leisure	13,115,878	2,311,914	—	15,427,792
Household Durables	1,905,313	758,027	—	2,663,340
Household Products	6,595,672	1,153,818	—	7,749,490
Independent Power and Renewable Electricity Producers	—	324,150	—	324,150
Industrial Conglomerates	2,943,294	948,360	—	3,891,654
Industrial REITs	756,605	192,884	—	949,489
Insurance	9,200,198	2,798,374	—	11,998,572
Interactive Media & Services	22,868,736	231,155	—	23,099,891

BHFTI-315

Brighthouse Funds Trust I

Schroders Global Multi-Asset Portfolio

Consolidated Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
IT Services	$6,314,607	$293,274	$—	$6,607,881
Leisure Products	201,738	190,827	—	392,565
Life Sciences Tools & Services	7,415,713	285,560	—	7,701,273
Machinery	10,832,879	1,874,912	—	12,707,791
Marine Transportation	—	215,956	—	215,956
Media	2,561,191	55,605	—	2,616,796
Metals & Mining	4,655,990	6,883,119	—	11,539,109
Multi-Utilities	878,682	1,088,875	—	1,967,557
Office REITs	—	282,746	—	282,746
Oil, Gas & Consumable Fuels	16,299,755	7,444,409	—	23,744,164
Paper & Forest Products	—	217,172	—	217,172
Passenger Airlines	792,758	227,520	—	1,020,278
Personal Care Products	1,003,832	3,368,830	—	4,372,662
Pharmaceuticals	22,292,081	13,959,376	—	36,251,457
Professional Services	2,161,146	2,795,307	—	4,956,453
Real Estate Management & Development	—	603,521	—	603,521
Residential REITs	382,910	—	—	382,910
Retail REITs	240,959	74,481	—	315,440
Semiconductors & Semiconductor Equipment	30,865,984	4,049,511	—	34,915,495
Software	48,625,557	656,081	—	49,281,638
Specialized REITs	2,323,031	—	—	2,323,031
Specialty Retail	9,073,003	1,270,674	—	10,343,677
Technology Hardware, Storage & Peripherals	25,880,711	—	—	25,880,711
Textiles, Apparel & Luxury Goods	4,579,821	5,620,398	—	10,200,219
Tobacco	783,193	422,525	—	1,205,718
Trading Companies & Distributors	3,044,604	3,319,445	—	6,364,049
Transportation Infrastructure	117,846	—	—	117,846
Water Utilities	600,316	—	—	600,316
Wireless Telecommunication Services	322,414	1,251,068	—	1,573,482
Total Common Stocks	434,299,511	109,007,008	—	543,306,519
Total Corporate Bonds & Notes*	—	366,171,552	—	366,171,552
Total U.S. Treasury & Government Agencies*	—	26,500,956	—	26,500,956
Total Mutual Funds*	2,159,201	—	—	2,159,201
Total Preferred Stocks*	—	561,267	—	561,267
Total Short-Term Investments*	—	86,367,025	—	86,367,025
Securities Lending Reinvestments
Certificates of Deposit	—	29,992,015	—	29,992,015
Commercial Paper	—	5,000,000	—	5,000,000
Repurchase Agreements	—	111,801,137	—	111,801,137
Time Deposits	—	17,000,000	—	17,000,000
Mutual Funds	40,000,000	—	—	40,000,000
Total Securities Lending Reinvestments	40,000,000	163,793,152	—	203,793,152
Total Investments	$476,458,712	$752,400,960	$—	$1,228,859,672

Collateral for Securities Loaned (Liability)	$—	$(203,801,137)	$—	$(203,801,137)
Forward Contracts
Forward Foreign Currency Exchange Contracts (Unrealized Appreciation)	$—	$1,316,252	$—	$1,316,252
Forward Foreign Currency Exchange Contracts (Unrealized Depreciation)	—	(1,112,400)	—	(1,112,400)
Total Forward Contracts	$—	$203,852	$—	$203,852
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$5,527,907	$—	$—	$5,527,907
Futures Contracts (Unrealized Depreciation)	(7,247,409)	—	—	(7,247,409)
Total Futures Contracts	$(1,719,502)	$—	$—	$(1,719,502)
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Appreciation)	$—	$8,506,664	$—	$8,506,664

*	See Consolidated Schedule of Investments for additional detailed categorizations.

BHFTI-316

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—97.0% of Net Assets

Security Description	Shares	Value

Brazil—3.6%
Ambev S.A. (ADR)	402,700	$1,135,614
B3 S.A. - Brasil Bolsa Balcao	375,900	767,604
Banco Bradesco S.A.	84,876	198,439
Banco Bradesco S.A. (ADR) (a)	205,945	539,576
Banco do Brasil S.A.	124,700	962,230
CCR S.A.	114,800	289,919
Cia Paranaense de Energia	26,200	176,322
CPFL Energia S.A.	69,900	436,491
Energisa S.A.	37,300	295,695
Itau Unibanco Holding S.A. (ADR)	189,100	920,917
JBS S.A.	165,500	582,856
JHSF Participacoes S.A.	99,800	72,855
Kepler Weber S.A.	39,900	139,575
Klabin S.A.	71,700	255,907
Mahle-Metal Leve S.A.	3,418	20,582
Mills Estruturas e Servicos de Engenharia S.A.	49,700	95,018
Minerva S.A.	50,400	104,808
Petroleo Brasileiro S.A.	130,800	683,620
Petroleo Brasileiro S.A. (ADR)	49,000	511,070
Sao Martinho S.A.	4,476	23,862
SLC Agricola S.A.	39,700	357,096
Telefonica Brasil S.A.	43,400	331,037
TIM S.A. (ADR)	7,600	93,936
Vale S.A.	133,700	2,117,960
Vale S.A. (ADR)	117,500	1,854,150
Vibra Energia S.A.	52,500	149,262

		13,116,401

Chile—0.5%
Cencosud S.A.	444,249	858,441
Cia Cervecerias Unidas S.A.	9,557	73,581
Colbun S.A.	593,482	78,395
Empresa Nacional de Telecomunicaciones S.A.	10,289	40,579
Empresas CMPC S.A.	200,494	335,061
SMU S.A.	211,965	38,906
Sociedad Quimica y Minera de Chile S.A. (ADR)	7,300	591,738

		2,016,701

China—32.2%
360 DigiTech, Inc. (ADR)	6,400	124,160
37 Interactive Entertainment Network Technology Group Co., Ltd. - Class A	56,300	233,550
3SBio, Inc.	713,500	709,730
AIMA Technology Group Co., Ltd. - Class A	10,800	112,651
AK Medical Holdings, Ltd.	200,000	234,188
Akeso, Inc. (b)	28,000	143,859
Alibaba Group Holding, Ltd. (b)	853,900	10,859,651
Alibaba Health Information Technology, Ltd. (b)	290,000	210,351
Anhui Conch Cement Co., Ltd. - Class A	5,100	21,024
Anhui Conch Cement Co., Ltd. - Class H	121,500	422,617
Anhui Expressway Co., Ltd. - Class H	78,000	78,671
Anhui Guangxin Agrochemical Co., Ltd. - Class A	8,700	41,784
Anhui Gujing Distillery Co., Ltd. - Class A	2,600	112,270
Anhui Yingjia Distillery Co., Ltd. - Class A	22,900	222,829
ANTA Sports Products, Ltd.	29,200	424,765

China—(Continued)
Autohome, Inc. (ADR)	14,100	471,927
Baidu, Inc. - Class A (b)	159,300	3,020,316
Bank of Chengdu Co., Ltd. - Class A	40,000	79,165
Bank of China, Ltd. - Class H	2,587,000	990,232
Bank of Hangzhou Co., Ltd. - Class A	142,000	240,484
Bank of Jiangsu Co., Ltd. - Class A	529,980	542,623
Bank of Nanjing Co., Ltd. - Class A	142,100	185,610
Baoshan Iron & Steel Co., Ltd. - Class A	52,600	47,698
BeiGene, Ltd. (b)	16,200	267,787
Beijing Yanjing Brewery Co., Ltd. - Class A	38,700	79,062
Bilibili, Inc. - Class Z (b)	9,040	212,225
Binjiang Service Group Co., Ltd.	12,000	40,817
BOE Varitronix, Ltd.	45,000	78,145
BYD Co., Ltd. - Class A	11,900	446,281
BYD Co., Ltd. - Class H	57,500	1,689,518
BYD Electronic International Co., Ltd.	149,500	466,957
CGN Power Co., Ltd. - Class H	2,429,000	582,738
China BlueChemical, Ltd. - Class H	118,781	30,705
China Construction Bank Corp. - Class A	260,600	225,088
China Construction Bank Corp. - Class H	5,170,000	3,344,231
China Feihe, Ltd.	805,000	609,241
China Foods, Ltd.	106,000	39,632
China Galaxy Securities Co., Ltd. - Class H	504,500	254,907
China Gas Holdings, Ltd.	96,200	136,035
China International Marine Containers Group Co., Ltd. - Class A	201,450	223,444
China International Marine Containers Group Co., Ltd. - Class H	147,850	101,791
China Jushi Co., Ltd. - Class A	73,829	157,395
China Lesso Group Holdings, Ltd.	434,000	389,295
China Medical System Holdings, Ltd.	395,000	625,826
China Meidong Auto Holdings, Ltd.	9,450	20,479
China Mengniu Dairy Co., Ltd.	8,515	34,919
China Merchants Bank Co., Ltd. - Class A	109,200	543,127
China Merchants Bank Co., Ltd. - Class H	315,000	1,604,977
China National Accord Medicines Corp., Ltd. - Class A	51,100	329,034
China Overseas Land & Investment, Ltd.	227,000	549,795
China Pacific Insurance Group Co., Ltd. - Class A	81,200	305,699
China Pacific Insurance Group Co., Ltd. - Class H	288,800	771,834
China Petroleum & Chemical Corp. - Class A	215,600	176,729
China Petroleum & Chemical Corp. - Class H	1,410,000	830,938
China Resources Beer Holdings Co., Ltd.	88,000	708,575
China Resources Land, Ltd.	322,000	1,475,534
China Resources Medical Holdings Co., Ltd.	140,500	121,903
China Resources Pharmaceutical Group, Ltd.	171,000	135,891
China Resources Power Holdings Co., Ltd.	206,000	437,400
China Shenhua Energy Co., Ltd. - Class A	61,811	253,803
China Shenhua Energy Co., Ltd. - Class H	388,500	1,225,307
China State Construction Engineering Corp., Ltd. - Class A	370,100	313,135
China Tower Corp., Ltd. - Class H	3,754,000	454,115
China Traditional Chinese Medicine Holdings Co., Ltd.	324,000	169,021
China United Network Communications, Ltd. - Class A	387,100	305,631
China Vanke Co., Ltd. - Class H	272,700	430,777
China Yangtze Power Co., Ltd. - Class A	9,964	30,858
China Yongda Automobiles Services Holdings, Ltd.	305,000	217,648
Chlitina Holding, Ltd.	12,000	83,987
Chongqing Brewery Co., Ltd. - Class A	6,900	126,017
Chongqing Zhifei Biological Products Co., Ltd. - Class A	11,200	134,042
Chow Tai Fook Jewellery Group, Ltd.	94,000	185,758

BHFTI-317

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
CITIC Telecom International Holdings, Ltd.	635,000	$258,457
CITIC, Ltd.	550,000	645,249
Contemporary Amperex Technology Co., Ltd. - Class A	9,900	589,668
COSCO SHIPPING Holdings Co., Ltd. - Class A	114,120	183,581
COSCO SHIPPING Holdings Co., Ltd. - Class H	303,200	341,751
Country Garden Services Holdings Co., Ltd.	311	543
CRRC Corp., Ltd. - Class H	375,000	204,653
CSPC Pharmaceutical Group, Ltd.	1,074,240	1,055,300
Da An Gene Co., Ltd. of Sun Yat-Sen University - Class A	69,380	162,770
Dali Foods Group Co., Ltd.	272,500	113,512
Daqin Railway Co., Ltd. - Class A	345,500	361,441
Daqo New Energy Corp. (ADR) (b)	3,500	163,940
Dian Diagnostics Group Co., Ltd. - Class A	11,200	46,782
Dongfang Electric Corp., Ltd. - Class A	28,300	78,157
Dongyue Group, Ltd.	173,000	179,421
EEKA Fashion Holdings, Ltd.	63,500	85,726
ENN Energy Holdings, Ltd.	10,500	143,431
ENN Natural Gas Co., Ltd. - Class A	108,800	330,456
Fuyao Glass Industry Group Co., Ltd. - Class H	70,800	307,453
GD Power Development Co., Ltd. - Class A (b)	564,000	311,973
GDS Holdings, Ltd. - Class A (b)	67,700	159,504
Geely Automobile Holdings, Ltd.	199,000	256,057
Genscript Biotech Corp. (b)	108,000	229,894
Great Wall Motor Co., Ltd. - Class H	136,500	169,973
Guangdong Provincial Expressway Development Co., Ltd. - Class A	46,620	51,323
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. - Class A	22,200	106,851
Guangzhou Kingmed Diagnostics Group Co., Ltd. - Class A	5,200	66,830
H World Group, Ltd. (ADR) (b)	10,300	504,494
Haier Smart Home Co., Ltd. - Class A	65,800	216,770
Haier Smart Home Co., Ltd. - Class H	101,400	317,990
Haitian International Holdings, Ltd.	150,000	389,599
Hangzhou Binjiang Real Estate Group Co., Ltd. - Class A	61,500	81,964
Hangzhou Tigermed Consulting Co., Ltd. - Class A	2,338	32,666
Harbin Electric Co., Ltd. - Class H (b)	402,000	186,663
Health & Happiness H&H International Holdings, Ltd.	51,000	85,176
Henan Shenhuo Coal & Power Co., Ltd. - Class A	62,100	160,758
Hengan International Group Co., Ltd.	148,000	683,887
Huadong Medicine Co., Ltd. - Class A	39,300	265,739
Huafon Chemical Co., Ltd. - Class A	104,100	113,222
Huaibei Mining Holdings Co., Ltd. - Class A	28,700	56,674
Hubei Jumpcan Pharmaceutical Co., Ltd. - Class A	29,300	121,623
Hubei Xingfa Chemicals Group Co., Ltd. - Class A	22,900	101,610
Hygeia Healthcare Holdings Co., Ltd. (b)	38,600	275,957
Imeik Technology Development Co., Ltd. - Class A	2,420	197,425
Industrial & Commercial Bank of China, Ltd. - Class H	2,085,000	1,110,030
Industrial Bank Co., Ltd. - Class A	154,400	380,719
Inner Mongolia ERDOS Resources Co., Ltd. - Class A	69,440	155,502
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. - Class A	167,100	110,339
iQIYI, Inc. (ADR) (a) (b)	22,100	160,888
JD Health International, Inc. (b)	93,215	688,630
JD.com, Inc. - Class A	112,354	2,462,426
Jiangsu Expressway Co., Ltd. - Class H (a)	256,000	238,715
Jiangsu Linyang Energy Co., Ltd. - Class A	35,400	40,836
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. - Class A	4,700	112,971
Jiangxi Copper Co., Ltd. - Class A	19,500	56,442

China—(Continued)
Jiangxi Copper Co., Ltd. - Class H	41,000	69,148
JNBY Design, Ltd.	92,500	106,352
Joincare Pharmaceutical Group Industry Co., Ltd. - Class A	109,499	209,961
Jointown Pharmaceutical Group Co., Ltd. - Class A	64,800	140,824
JOYY, Inc. (ADR)	8,000	249,440
KE Holdings, Inc. (ADR) (b)	17,800	335,352
Kuaishou Technology (b)	126,400	965,475
Kunlun Energy Co., Ltd.	1,058,000	829,194
Kweichow Moutai Co., Ltd. - Class A	3,300	872,335
LB Group Co., Ltd. - Class A	109,500	322,778
Lenovo Group, Ltd.	1,102,000	1,193,748
Li Ning Co., Ltd. (a)	83,500	658,162
Livzon Pharmaceutical Group, Inc. - Class H	48,000	169,560
Longfor Group Holdings, Ltd.	162,500	457,497
Lonking Holdings, Ltd.	235,000	42,266
Luxi Chemical Group Co., Ltd. - Class A	23,600	46,933
Luzhou Laojiao Co., Ltd. - Class A	4,000	147,973
Meituan - Class B (a) (b)	233,510	4,241,387
MINISO Group Holding, Ltd. (ADR)	20,700	367,218
Nanjing Iron & Steel Co., Ltd. - Class A	104,300	59,067
NARI Technology Co., Ltd. - Class A	49,944	197,326
NetDragon Websoft Holdings, Ltd.	86,000	151,644
NetEase, Inc.	144,400	2,552,293
New Oriental Education & Technology Group, Inc. (b)	82,000	317,137
Newland Digital Technology Co., Ltd. - Class A	81,400	198,507
Ningbo Tuopu Group Co., Ltd. - Class A	10,900	102,398
Nongfu Spring Co., Ltd. - Class H	98,600	566,146
PetroChina Co., Ltd. - Class H	2,322,000	1,377,434
Pharmaron Beijing Co., Ltd. - Class H (a)	20,500	85,409
PICC Property & Casualty Co., Ltd. - Class H	58,000	59,245
Pinduoduo, Inc. (ADR) (b)	27,200	2,064,480
Ping An Insurance Group Co. of China, Ltd. - Class A	94,900	627,909
Ping An Insurance Group Co. of China, Ltd. - Class H	457,500	2,965,222
Poly Developments and Holdings Group Co., Ltd. - Class A	53,700	110,503
Power Construction Corp. of China, Ltd. - Class A	73,800	76,615
Proya Cosmetics Co., Ltd. - Class A	2,903	76,963
Remegen Co., Ltd. - Class H (a) (b)	42,000	223,081
Shaanxi Coal Industry Co., Ltd. - Class A	172,600	511,913
Shan Xi Hua Yang Group New Energy Co., Ltd. - Class A	44,800	90,131
Shandong Jinjing Science & Technology Co., Ltd. - Class A	45,500	58,604
Shandong Sinocera Functional Material Co., Ltd. - Class A	6,600	27,279
Shandong Weigao Group Medical Polymer Co., Ltd. - Class H	75,200	120,659
Shanghai Fosun Pharmaceutical Group Co., Ltd. - Class H	31,000	88,614
Shanghai International Port Group Co., Ltd. - Class A	219,000	176,835
Shanghai Pharmaceuticals Holding Co., Ltd. - Class H	145,500	270,866
Shanxi Lu’an Environmental Energy Development Co., Ltd. - Class A	46,300	147,653
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. - Class A	9,060	358,598
Shenzhen Expressway Corp, Ltd. - Class A	72,800	92,136
Shenzhen Expressway Corp., Ltd. - Class H	156,000	138,866
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	7,400	337,261
Shougang Fushan Resources Group, Ltd.	358,000	113,863
Sichuan Kelun Pharmaceutical Co., Ltd. - Class A	64,600	267,252
Sihuan Pharmaceutical Holdings Group, Ltd.	603,000	60,600
Sinopec Engineering Group Co., Ltd. - Class H	216,500	107,991
Sinopharm Group Co., Ltd. - Class H	233,200	704,776
Sinotrans, Ltd. - Class H	1,032,000	320,406

BHFTI-318

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

China—(Continued)
Sun Art Retail Group, Ltd.	292,000	$117,990
Sunny Optical Technology Group Co., Ltd.	40,300	489,639
Sunwoda Electronic Co., Ltd. - Class A	18,600	54,682
Suzhou Dongshan Precision Manufacturing Co., Ltd. - Class A	53,400	235,958
TangShan Port Group Co., Ltd. - Class A	323,600	146,154
TBEA Co., Ltd. - Class A	125,656	398,334
Tencent Holdings, Ltd. (a)	355,000	17,346,488
Tencent Music Entertainment Group (ADR) (b)	54,200	448,776
Tian Di Science & Technology Co., Ltd. - Class A	108,500	80,283
Tian Ge Interactive Holdings, Ltd.	66,231	4,081
Tianneng Power International, Ltd.	124,000	146,204
Tingyi Cayman Islands Holding Corp.	125,876	210,346
Tongcheng Travel Holdings, Ltd. (b)	9,614	21,017
Tongwei Co., Ltd. - Class A	11,400	64,843
Topsports International Holdings, Ltd.	323,000	293,063
Trina Solar Co., Ltd. - Class A	9,399	71,347
Trip.com Group, Ltd. (ADR) (b)	27,900	1,050,993
Tsingtao Brewery Co., Ltd. - Class A	8,400	147,912
Tsingtao Brewery Co., Ltd. - Class H	58,000	633,452
Uni-President China Holdings, Ltd.	205,000	207,006
Vipshop Holdings, Ltd. (ADR) (b)	62,500	948,750
Wangfujing Group Co., Ltd. - Class A	10,000	36,506
Want Want China Holdings, Ltd.	75,000	48,184
Weibo Corp. (ADR) (b)	17,100	343,026
Wolong Electric Group Co., Ltd. - Class A	42,500	78,067
Wuliangye Yibin Co., Ltd. - Class A	9,800	280,208
WuXi AppTec Co., Ltd. - Class A	10,991	126,937
WuXi AppTec Co., Ltd. - Class H	64,600	681,710
Wuxi Biologics Cayman, Inc. (b)	199,000	1,230,868
XD, Inc. (b)	14,000	48,580
Xiamen C & D, Inc. - Class A	154,600	271,027
Xiaomi Corp. - Class B (b)	348,800	536,188
Xinhua Winshare Publishing & Media Co., Ltd. - Class A	56,400	97,587
Xinte Energy Co., Ltd. - Class H	70,000	181,309
Yadea Group Holdings, Ltd. (144A)	368,000	945,180
YongXing Special Materials Technology Co., Ltd. - Class A	8,900	109,028
Youdao, Inc. (ADR) (b)	9,800	83,300
YuanShengTai Dairy Farm, Ltd. (b)	953,000	20,581
Yuexiu Property Co., Ltd.	131,000	198,511
Yum China Holdings, Inc.	23,800	1,508,682
Zai Lab, Ltd. (ADR) (b)	7,217	240,037
Zangge Mining Co., Ltd. - Class A	53,600	188,678
Zhejiang Century Huatong Group Co., Ltd. - Class A (b)	11,850	10,388
Zhejiang Expressway Co., Ltd. - Class H (a)	158,000	125,727
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. - Class A	172,000	217,903
Zhejiang Xinan Chemical Industrial Group Co., Ltd. - Class A	70,600	156,296
Zhihu, Inc. (ADR) (a) (b)	46,500	59,055
Zhuzhou CRRC Times Electric Co., Ltd.	21,400	93,299
Zijin Mining Group Co., Ltd. - Class H	108,000	180,137
ZTE Corp. - Class A	34,600	164,454
ZTE Corp. - Class H	252,400	734,954
ZTO Express Cayman, Inc. (ADR)	21,300	610,458

		117,378,087

Czech Republic—0.4%
Komercni Banka A/S	20,560	681,802

Czech Republic—(Continued)
Moneta Money Bank AS	133,141	535,503
Philip Morris CR A/S	106	86,306

		1,303,611

Egypt—0.1%
Abou Kir Fertilizers & Chemical Industries	75,943	108,021
Eastern Co. S.A.E.	179,207	101,822
ElSewedy Electric Co. (b)	254,173	123,791
Telecom Egypt Co.	129,900	104,173

		437,807

Greece—0.6%
Danaos Corp. (a)	558	30,478
JUMBO S.A.	22,187	470,007
Motor Oil Hellas Corinth Refineries S.A.	9,085	233,401
Mytilineos S.A.	28,379	806,796
OPAP S.A.	35,430	569,267

		2,109,949

Hong Kong—0.3%
Bosideng International Holdings, Ltd.	1,162,000	650,611
China High Speed Transmission Equipment Group Co., Ltd. (b)	110,000	41,108
Orient Overseas International, Ltd.	6,000	114,765
Sino Biopharmaceutical, Ltd.	147,000	82,176
Skyworth Group, Ltd.	246,000	126,127
United Laboratories International Holdings, Ltd. (The)	276,000	191,365
Vinda International Holdings, Ltd.	30,000	72,504

		1,278,656

Hungary—0.1%
Magyar Telekom Telecommunications plc	42,755	48,876
MOL Hungarian Oil & Gas plc	51,279	375,284

		424,160

India—12.8%
360 ONE WAM, Ltd.	30,880	163,371
Adani Enterprises, Ltd.	1,167	25,038
Adani Power, Ltd. (b)	114,285	267,484
Adani Transmission, Ltd. (b)	1,910	23,388
Alkem Laboratories, Ltd.	599	24,847
Allcargo Logistics, Ltd.	29,629	127,776
Amara Raja Batteries, Ltd.	24,326	171,748
Apollo Hospitals Enterprise, Ltd.	4,213	221,230
Apollo Tyres, Ltd.	24,674	96,442
Asahi India Glass, Ltd.	11,155	61,547
Asian Paints, Ltd.	835	28,159
Aster DM Healthcare, Ltd. (b)	46,157	135,680
Axis Bank, Ltd.	151,206	1,579,611
Bajaj Auto, Ltd.	1,894	89,456
Bajaj Finance, Ltd.	8,355	572,445
Bajaj Finserv, Ltd.	35,992	555,476
Bandhan Bank, Ltd. (b)	38,302	91,621
Bank of Baroda	128,930	265,497
Bharat Electronics, Ltd.	687,076	816,144
Bharat Petroleum Corp., Ltd.	56,639	237,312

BHFTI-319

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

India—(Continued)
Bharti Airtel, Ltd.	62,630	$572,692
Bombay Burmah Trading Co.	6,950	68,600
Britannia Industries, Ltd.	791	41,669
CESC, Ltd.	123,023	100,501
Cipla, Ltd.	13,734	150,569
Cochin Shipyard, Ltd.	44,208	255,998
Cyient, Ltd.	11,704	141,133
DCM Shriram, Ltd.	15,342	138,992
Dr Reddy’s Laboratories, Ltd.	7,161	404,426
Eicher Motors, Ltd.	3,291	118,355
EID Parry India, Ltd.	40,211	227,797
Emami, Ltd.	23,778	103,739
Engineers India, Ltd.	81,707	74,675
Finolex Cables, Ltd.	22,810	224,072
Finolex Industries, Ltd.	20,842	43,181
GAIL India, Ltd.	534,338	687,344
General Insurance Corp. of India	48,549	78,872
Glenmark Pharmaceuticals, Ltd.	44,332	251,132
Godrej Consumer Products, Ltd. (b)	5,700	67,251
Grasim Industries, Ltd.	44,960	896,551
Gujarat Pipavav Port, Ltd.	115,327	162,668
Gujarat State Fertilizers & Chemicals, Ltd.	42,606	61,849
Gujarat State Petronet, Ltd.	106,922	344,007
HCL Technologies, Ltd.	104,458	1,385,935
Hindalco Industries, Ltd.	191,783	945,428
Hindustan Aeronautics, Ltd.	10,913	363,367
Hindustan Unilever, Ltd.	24,992	780,426
Hindustan Zinc, Ltd.	17,919	64,046
Housing Development Finance Corp., Ltd.	72,195	2,308,439
ICICI Bank, Ltd.	221,039	2,369,525
Indian Oil Corp., Ltd.	860,352	819,018
Indraprastha Gas, Ltd.	18,679	97,810
Indus Towers, Ltd.	107,206	186,061
Infosys, Ltd.	3,819	66,579
Infosys, Ltd. (ADR)	221,800	3,868,192
ITC, Ltd.	207,990	970,555
JB Chemicals & Pharmaceuticals, Ltd.	10,387	247,880
Jindal Steel & Power, Ltd.	121,430	808,144
JK Lakshmi Cement, Ltd.	33,658	320,525
JSW Steel, Ltd.	84,659	710,368
Kalpataru Power Transmission, Ltd.	33,854	219,635
Karnataka Bank, Ltd. (The)	44,188	73,446
Kotak Mahindra Bank, Ltd.	15,118	319,122
LT Foods, Ltd.	128,969	151,946
Mahindra & Mahindra, Ltd.	96,835	1,367,213
Mahindra CIE Automotive, Ltd.	16,972	72,622
Manappuram Finance, Ltd.	251,239	380,257
Maruti Suzuki India, Ltd.	769	77,745
Motilal Oswal Financial Services, Ltd.	5,526	41,114
Muthoot Finance, Ltd.	13,796	165,077
NCC, Ltd.	39,746	51,187
NHPC, Ltd.	670,375	328,519
NIIT, Ltd.	10,869	43,217
NTPC, Ltd.	536,354	1,148,719
Orient Cement, Ltd.	55,756	74,679
Petronet LNG, Ltd.	12,945	36,126
Piramal Enterprises, Ltd.	6,951	57,421

India—(Continued)
Polycab India, Ltd.	3,660	128,530
Polyplex Corp., Ltd.	11,988	166,913
Power Finance Corp., Ltd.	186,976	346,909
Power Grid Corp. of India, Ltd.	423,709	1,163,205
Raymond, Ltd.	17,500	258,894
REC, Ltd.	255,166	360,712
Redington, Ltd.	160,473	327,393
Reliance Industries, Ltd.	142,069	4,038,349
RITES, Ltd.	58,049	251,807
Shriram Finance, Ltd.	37,963	583,331
Sonata Software, Ltd.	9,583	98,431
State Bank of India	186,663	1,190,947
Sun Pharmaceutical Industries, Ltd.	70,204	840,283
Sun TV Network, Ltd.	25,982	131,770
Tata Chemicals, Ltd.	23,147	274,892
Tata Steel, Ltd.	168,697	215,269
Tech Mahindra, Ltd.	72,857	982,903
Torrent Power, Ltd.	58,076	369,664
Triveni Turbine, Ltd.	39,954	163,028
Tube Investments of India, Ltd.	6,797	211,333
Uflex, Ltd.	8,654	35,203
UltraTech Cement, Ltd.	914	84,771
Union Bank of India, Ltd.	65,467	52,919
UPL, Ltd.	101,043	883,138
Varun Beverages, Ltd.	27,645	466,014
Vedanta, Ltd.	208,510	701,389
Voltamp Transformers, Ltd.	1,800	58,716
Welspun India, Ltd.	78,228	60,529
West Coast Paper Mills, Ltd.	9,521	61,084
Wipro, Ltd.	127,477	568,584

		46,767,598

Indonesia—2.1%
Astra International Tbk PT	2,190,800	879,474
Bank Central Asia Tbk PT	2,749,800	1,606,708
Bank Mandiri Persero Tbk PT	2,070,500	1,423,486
Bank Rakyat Indonesia Persero Tbk PT	5,673,800	1,792,716
Indo Tambangraya Megah Tbk PT	121,000	318,137
Indofood Sukses Makmur Tbk PT	1,409,400	582,915
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	463,878	31,551
Sumber Alfaria Trijaya Tbk PT	656,600	126,313
United Tractors Tbk PT	385,600	749,040

		7,510,340

Malaysia—1.3%
Alliance Bank Malaysia Bhd	386,200	297,855
AMMB Holdings Bhd	268,654	228,908
Astro Malaysia Holdings Bhd	110,422	17,421
Berjaya Food Bhd	311,900	65,105
Bermaz Auto Bhd	336,700	176,379
Bumi Armada Bhd (b)	2,591,100	372,103
CIMB Group Holdings Bhd	486,723	586,261
Heineken Malaysia Bhd	10,900	65,492
Hong Leong Financial Group Bhd	31,400	127,961
IOI Corp. Bhd	259,300	224,540
Malayan Banking Bhd	44,367	86,207

BHFTI-320

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Malaysia—(Continued)
Petronas Chemicals Group Bhd	278,900	$447,971
Public Bank Bhd	209,000	189,729
RHB Bank Bhd	477,980	604,966
Sime Darby Bhd	137,500	67,103
Sime Darby Plantation Bhd	361,200	350,279
Ta Ann Holdings Bhd	86,500	61,990
Telekom Malaysia Bhd	369,064	410,017
Tenaga Nasional Bhd	34,000	71,138
TSH Resources Bhd	345,000	79,792
UMW Holdings Bhd	53,200	46,466

		4,577,683

Mexico—2.8%
Alfa S.A.B. de C.V. - Class A	720,900	458,063
Alpek S.A.B. de C.V. (a)	26,812	29,803
Alsea S.A.B. de C.V. (b)	67,000	160,287
America Movil S.A.B. de C.V. (a)	2,191,273	2,310,443
Arca Continental S.A.B. de C.V.	93,400	846,820
Banco del Bajio S.A.	119,500	434,696
Cemex S.A.B. de C.V. (ADR) (b)	116,900	646,457
Fibra Uno Administracion S.A. de C.V. (a)	673,300	942,695
Fomento Economico Mexicano S.A.B. de C.V.	27,100	257,991
GMexico Transportes S.A.B. de C.V.	22,800	52,243
Grupo Bimbo S.A.B. de C.V. -Series A	218,100	1,096,309
Grupo Comercial Chedraui S.A. de C.V.	60,100	343,524
Grupo Financiero Banorte S.A.B. de C.V. - Class O	144,100	1,213,255
Grupo Mexico S.A.B. de C.V. - Series B	34,600	163,668
Orbia Advance Corp. S.A.B. de C.V.	250,900	545,659
Southern Copper Corp.	2,100	160,125
TF Administradora Industrial S de RL de C.V.	9,849	18,146
Wal-Mart de Mexico S.A.B. de C.V.	170,500	681,243

		10,361,427

Peru—0.0%
Sociedad Minera Cerro Verde SAA	2,082	62,460

Philippines—0.5%
Bank of the Philippine Islands	40,719	76,611
DMCI Holdings, Inc.	1,057,300	223,750
Filinvest Land, Inc.	2,072,000	28,575
First Gen Corp.	70,600	21,560
International Container Terminal Services, Inc.	162,670	639,077
Metro Pacific Investments Corp.	1,830,000	124,026
Metropolitan Bank & Trust Co.	186,980	201,192
Nickel Asia Corp.	749,500	93,340
PLDT, Inc.	14,325	372,793
Semirara Mining & Power Corp.	195,600	116,488
Universal Robina Corp.	29,360	77,841

		1,975,253

Poland—0.7%
Asseco Poland S.A.	17,977	317,668
Bank Polska Kasa Opieki S.A.	29,043	577,560
Dino Polska S.A. (b)	1,730	156,771
KRUK S.A.	5,344	381,718
Powszechna Kasa Oszczednosci Bank Polski S.A.	160,068	1,061,755

Poland—(Continued)
Powszechny Zaklad Ubezpieczen S.A.	12,840	104,369
XTB S.A.	13,118	96,334

		2,696,175

Qatar—0.8%
Commercial Bank PSQC (The)	189,071	301,845
Industries Qatar QSC	35,057	125,314
Ooredoo QPSC	326,058	841,429
Qatar Gas Transport Co., Ltd.	101,052	96,157
Qatar International Islamic Bank QSC	112,534	307,050
Qatar Islamic Bank SAQ	97,526	477,255
Qatar National Bank QPSC	136,984	605,470
Vodafone Qatar QSC	183,583	87,187

		2,841,707

Russia—0.0%
Gazprom PJSC (b) (c) (d)	595,658	0
Lukoil PJSC (b) (c) (d)	28,706	0
Magnit PJSC (b) (c) (d)	5,721	0
MMC Norilsk Nickel PJSC (ADR) (b) (c) (d)	9,141	0
Mobile TeleSystems PJSC (b) (c) (d)	253,200	0
Novatek PJSC (GDR) (b) (c) (d)	1,686	0
Novolipetsk Steel PJSC (GDR) (b) (c) (d)	19,696	0
PhosAgro PAO (b) (c) (d)	287	0
PhosAgro PJSC (GDR) (b) (c) (d)	44,560	0
Rosneft Oil Co. PJSC (b) (c) (d)	77,745	0
Sberbank of Russia PJSC † (b) (c) (d)	879,480	0
Severstal PAO (GDR) (b) (c) (d)	30,364	0
Tatneft PJSC (ADR) (b) (c) (d)	7,842	0
X5 Retail Group NV (GDR) (b) (c) (d)	23,631	0

		0

Saudi Arabia—3.7%
Abdullah Al Othaim Markets Co.	4,783	163,452
Al Rajhi Bank	73,102	1,436,805
Alinma Bank	109,941	865,124
Almarai Co. JSC	16,370	246,466
Arab National Bank	116,181	800,723
Arabian Centres Co., Ltd.	9,540	51,827
Arriyadh Development Co.	14,702	71,679
Astra Industrial Group	9,151	155,251
Bank Al-Jazira	115,203	559,800
Banque Saudi Fransi	68,606	662,594
Etihad Etisalat Co.	52,400	577,394
Leejam Sports Co. JSC	5,269	147,810
Mouwasat Medical Services Co.	8	502
Nahdi Medical Co.	3,600	177,471
National Industrialization Co. (b)	114,561	374,321
National Medical Care Co.	5,108	123,008
Riyad Bank	134,652	1,069,450
SABIC Agri-Nutrients Co.	27,552	936,569
Sahara International Petrochemical Co.	74,581	756,003
Saudi Arabian Mining Co. (b)	17,514	299,770
Saudi Arabian Oil Co.	70,609	608,254
Saudi Basic Industries Corp.	51,936	1,253,449

BHFTI-321

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Saudi Arabia—(Continued)
Saudi British Bank (The)	31,121	$292,795
Saudi Electricity Co.	127,654	796,449
Saudi National Bank (The)	62,080	760,487
Saudi Telecom Co.	23,051	246,548
United Electronics Co.	244	5,061

		13,439,062

South Africa—3.7%
Absa Group, Ltd.	57,173	584,755
African Rainbow Minerals, Ltd.	28,347	368,069
Anglo American Platinum, Ltd.	5,622	302,116
Astral Foods, Ltd.	23,786	211,084
Capitec Bank Holdings, Ltd.	4,028	382,308
Exxaro Resources, Ltd.	6,056	63,594
FirstRand, Ltd. (a)	121,796	413,574
Fortress REIT, Ltd. (REIT) - Class A (b)	92,373	60,248
Foschini Group, Ltd. (The)	8,327	42,621
Gold Fields, Ltd.	26,162	347,420
Impala Platinum Holdings, Ltd.	67,685	622,553
Investec, Ltd.	64,485	355,436
KAP Industrial Holdings, Ltd.	192,476	34,421
Kumba Iron Ore, Ltd.	17,155	434,086
Momentum Metropolitan Holdings	191,187	189,468
Motus Holdings, Ltd.	50,551	275,818
MTN Group, Ltd.	48,613	347,369
MultiChoice Group	31,197	216,126
Naspers, Ltd. - N Shares	11,439	2,106,483
Ninety One, Ltd.	8,867	20,193
Northam Platinum Holdings, Ltd. (b)	30,339	246,903
Old Mutual, Ltd.	483,946	321,155
Omnia Holdings, Ltd.	37,943	119,775
OUTsurance Group, Ltd.	285,147	561,115
Reunert, Ltd.	13,378	45,421
Sappi, Ltd.	99,191	255,207
Sasol, Ltd.	22,281	301,374
Shoprite Holdings, Ltd.	74,707	932,607
Sibanye Stillwater, Ltd.	318,152	655,674
Standard Bank Group, Ltd.	151,789	1,473,526
Truworths International, Ltd.	121,292	363,474
Vukile Property Fund, Ltd.	137,437	96,006
Woolworths Holdings, Ltd.	157,971	567,109
Zeda, Ltd. (b)	30,680	19,292

		13,336,380

South Korea—11.6%
BGF retail Co., Ltd.	4,571	638,869
Celltrion, Inc.	473	54,805
Chong Kun Dang Pharmaceutical Corp.	2,633	157,366
Daishin Securities Co., Ltd.	13,315	131,026
DB Insurance Co., Ltd.	15,253	878,147
Doosan Bobcat, Inc.	18,675	630,526
Green Cross Holdings Corp.	3,469	41,299
GS Holdings Corp.	5,723	178,299
Hana Financial Group, Inc.	35,354	1,111,729
Hankook Tire & Technology Co., Ltd.	22,455	603,725

South Korea—(Continued)
HD Hyundai Co., Ltd.	7,608	341,009
Humasis Co., Ltd. (b)	28,936	101,621
Hyundai Glovis Co., Ltd.	5,996	733,190
Hyundai Mobis Co., Ltd.	3,225	537,976
Hyundai Motor Co.	12,828	1,830,404
i-SENS, Inc.	2,515	33,537
ISU Chemical Co., Ltd.	6,824	252,866
Kakao Corp.	2,394	113,960
KB Financial Group, Inc.	37,031	1,360,148
Kia Corp.	26,132	1,636,798
Korea Investment Holdings Co., Ltd.	2,864	121,921
Korean Air Lines Co., Ltd.	32,405	581,359
Korean Reinsurance Co.	786	4,396
KT&G Corp.	13,310	858,802
Kumho Petrochemical Co., Ltd.	4,665	518,050
LG Chem, Ltd.	1,586	875,817
LG Corp.	3,484	222,115
LG Electronics, Inc.	13,807	1,232,589
LG Energy Solution, Ltd. (b)	276	124,814
LG Innotek Co., Ltd.	3,412	715,863
LS Corp.	1,163	71,471
Mirae Asset Securities Co., Ltd.	119,433	595,977
NAVER Corp.	2,609	410,695
NCSoft Corp.	1,038	298,520
NH Investment & Securities Co., Ltd.	25,346	172,039
OCI Co., Ltd.	578	45,792
Orion Corp.	798	83,822
Orion Holdings Corp.	3,874	50,873
POSCO Holdings, Inc.	5,354	1,526,404
PSK, Inc.	11,592	187,774
Samsung C&T Corp.	4,804	401,190
Samsung Electro-Mechanics Co., Ltd.	5,561	657,411
Samsung Electronics Co., Ltd.	274,022	13,588,288
Samsung Engineering Co., Ltd. (b)	4,708	115,363
Samsung Fire & Marine Insurance Co., Ltd.	3,439	545,388
Samsung Life Insurance Co., Ltd.	15,683	757,320
Samsung SDI Co., Ltd.	1,873	1,067,500
Samsung Securities Co., Ltd.	17,194	421,093
SD Biosensor, Inc.	7,690	125,050
Shinhan Financial Group Co., Ltd.	48,310	1,315,440
SK Hynix, Inc.	36,489	2,516,678
SK Inc.	4,605	613,948
Woori Financial Group, Inc.	8,764	77,241
Youngone Corp.	2,029	71,411

		42,339,714

Taiwan—15.2%
Acter Group Corp., Ltd.	33,000	149,672
Advanced International Multitech Co., Ltd.	82,000	268,586
ASE Technology Holding Co., Ltd.	373,000	1,380,292
Asia Vital Components Co., Ltd.	73,000	340,176
Cathay Financial Holding Co., Ltd.	66,703	91,974
Chicony Power Technology Co., Ltd.	31,000	82,499
Chunghwa Telecom Co., Ltd.	272,000	1,070,192
Coretronic Corp.	24,000	53,711

BHFTI-322

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Taiwan—(Continued)
CTBC Financial Holding Co., Ltd.	1,799,000	$1,296,609
Delta Electronics, Inc.	44,000	437,027
Eva Airways Corp.	63,000	55,822
Evergreen Marine Corp. Taiwan, Ltd.	21,800	114,256
Far Eastern Department Stores, Ltd.	144,000	107,708
Far Eastern New Century Corp.	121,000	124,734
Farglory Land Development Co., Ltd.	84,000	156,811
First Financial Holding Co., Ltd.	773,332	674,340
Fubon Financial Holding Co., Ltd.	752,434	1,403,921
Fusheng Precision Co., Ltd.	20,000	149,606
Gamania Digital Entertainment Co., Ltd.	133,000	320,186
Gigabyte Technology Co., Ltd.	61,000	269,114
Global Mixed Mode Technology, Inc.	12,000	71,657
Goldsun Building Materials Co., Ltd.	240,000	220,509
Grape King Bio, Ltd.	42,000	248,858
Hon Hai Precision Industry Co., Ltd.	876,000	3,005,012
Huaku Development Co., Ltd.	46,000	140,632
IEI Integration Corp.	16,000	45,090
International Games System Co., Ltd.	18,000	339,752
Inventec Corp.	35,000	36,860
Kindom Development Co., Ltd.	155,100	153,039
King’s Town Bank Co., Ltd.	50,000	58,023
Kung Long Batteries Industrial Co., Ltd.	7,000	32,934
Largan Precision Co., Ltd.	15,000	1,078,491
Lite-On Technology Corp.	419,000	1,014,377
Makalot Industrial Co., Ltd.	33,000	234,995
MediaTek, Inc.	111,000	2,897,495
Micro-Star International Co., Ltd.	170,000	808,817
Novatek Microelectronics Corp.	81,000	1,152,553
Pou Chen Corp.	798,000	821,598
Primax Electronics, Ltd.	136,000	270,957
Quanta Computer, Inc.	191,000	561,468
Realtek Semiconductor Corp.	48,000	616,957
Sanyang Motor Co., Ltd.	271,000	348,499
Shinkong Insurance Co., Ltd.	61,000	100,105
Simplo Technology Co., Ltd.	37,000	370,062
Sinon Corp.	83,000	103,411
SinoPac Financial Holdings Co., Ltd.	1,878,954	1,027,988
Taiwan Hon Chuan Enterprise Co., Ltd.	108,000	345,810
Taiwan Semiconductor Manufacturing Co., Ltd.	1,370,000	24,270,744
Teco Electric and Machinery Co., Ltd.	214,000	300,422
Test Research, Inc.	28,000	58,545
Uni-President Enterprises Corp.	249,000	589,832
Unimicron Technology Corp.	136,000	666,565
United Integrated Services Co., Ltd.	42,000	293,355
United Microelectronics Corp.	1,050,000	1,841,635
Voltronic Power Technology Corp.	10,000	568,908
Walsin Lihwa Corp.	63,000	101,682
Wan Hai Lines, Ltd.	138,805	313,546
Winbond Electronics Corp.	348,000	304,552
Wistron Corp.	93,000	128,427
Yang Ming Marine Transport Corp.	123	261
Yuanta Financial Holding Co., Ltd.	1,481,954	1,090,708
Zhen Ding Technology Holding, Ltd.	27,000	101,698

		55,284,065

Thailand—2.3%
Advanced Info Service PCL (NVDR)	62,300	386,499
AP Thailand PCL (NVDR)	2,064,300	724,776
Bangkok Bank PCL	70,800	313,677
Bangkok Bank PCL (NVDR)	72,000	319,197
Bangkok Dusit Medical Services PCL (NVDR)	534,900	461,478
Chularat Hospital PCL - Class F	3,839,900	406,505
Delta Electronics Thailand PCL	28,000	935,107
Ichitan Group PCL	610,300	237,374
Indorama Ventures PCL	172,400	173,938
Indorama Ventures PCL (NVDR)	550,700	556,613
Kiatnakin Phatra Bank PCL (NVDR)	369,700	685,167
Land & Houses PCL (NVDR)	1,238,300	356,996
PTT Exploration & Production PCL (NVDR)	170,400	752,746
Siam Cement PCL (The)	605	5,573
SPCG PCL	70,100	28,290
Supalai PCL	654,500	424,913
Supalai PCL (NVDR)	435,200	282,744
Thai Vegetable Oil PCL	34,910	27,054
Thanachart Capital PCL	164,100	219,552
Tisco Financial Group PCL (NVDR)	266,800	784,247
TMBThanachart Bank PCL	9,730,700	404,082

		8,486,528

Turkey—0.6%
AG Anadolu Grubu Holding A/S	12,415	59,721
KOC Holding A/S	215,648	856,512
Turk Hava Yollari (b)	32,297	198,771
Turkcell Iletisim Hizmetleri A/S	265,957	441,647
Turkiye Is Bankasi - Class C	708,828	476,831
Yapi ve Kredi Bankasi A/S	255,100	126,613

		2,160,095

United Arab Emirates—1.1%
Abu Dhabi Commercial Bank PJSC	252,343	570,170
Abu Dhabi Islamic Bank PJSC	214,007	581,749
Air Arabia PJSC	449,394	259,073
Dubai Islamic Bank PJSC	387,739	553,547
Emirates NBD Bank PJSC	300,120	1,074,699
Emirates Telecommunications Group Co. PJSC	83,556	502,014
Fertiglobe plc	117,656	128,263
First Abu Dhabi Bank PJSC	56,467	198,295

		3,867,810

Total Common Stocks (Cost $379,542,722)		353,771,669

Preferred Stocks—2.0%

Brazil—1.5%
Banco Bradesco S.A.	164,536	427,535
Cia Energetica de Minas Gerais	421,749	951,930
Cia Paranaense de Energia	48,100	65,861
Gerdau S.A.	189,650	946,295
Itausa S.A.	610,374	989,903
Petroleo Brasileiro S.A.	343,200	1,587,870
Randon S.A. Implementos e Participacoes	33,600	49,786

BHFTI-323

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Brazil—(Continued)
Unipar Carbocloro S.A. - Class B	15,880	$219,474

		5,238,654

Chile—0.0%
Sociedad Quimica y Minera de Chile S.A. - Class B	500	40,131

Colombia—0.0%
Bancolombia S.A.	14,973	93,818

South Korea—0.5%
Samsung Electronics Co., Ltd.	42,604	1,779,073

Taiwan—0.0%
China Development Financial Holding Corp.	5,460	1,366

Total Preferred Stocks (Cost $6,973,895)		7,153,042

Short-Term Investment—0.3%

Mutual Funds—0.3%
Invesco STIC Prime Portfolio, Institutional Class 4.780% (e)	1,266,665	1,266,792

Total Short-Term Investments (Cost $1,266,665)		1,266,792

Securities Lending Reinvestments (f)—0.7%

Repurchase Agreements—0.1%
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $75,030; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $76,500.	75,000	75,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $114,856; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $117,106.	114,810	114,810
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $75,030; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $76,531.	75,000	75,000
Societe Generale Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $75,030; collateralized by U.S. Treasury Obligations with rates ranging from 0.750% - 4.375%, maturity dates ranging from 10/31/24 - 08/15/31, and an aggregate market value of $76,500.	75,000	75,000

		339,810

Mutual Funds—0.6%
Allspring Government Money Market Fund, Select Class 4.690% (e)	100,000	100,000
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (e)	300,000	300,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (e)	300,000	300,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.760% (e)	500,000	500,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (e)	300,000	300,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (e)	300,000	300,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (e)	2,000	2,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (e)	300,000	300,000

		2,102,000

Total Securities Lending Reinvestments (Cost $2,441,810)		2,441,810

Total Investments— 100.0% (Cost $390,225,092)		364,633,313
Other assets and liabilities (net)—0.0%		148,552

Net Assets—100.0%		$364,781,865

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $0, which is 0.0% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $2,467,030 and the collateral received consisted of cash in the amount of $2,441,810 and non-cash collateral with a value of $177,579. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent less than 0.05% of net assets.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $945,180, which is 0.3% of net assets.

BHFTI-324

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Ten Largest Industries as of March 31, 2023 (Unaudited)	% of Net Assets
Banks	15.0
Semiconductors & Semiconductor Equipment	9.7
Interactive Media & Services	6.3
Technology Hardware, Storage & Peripherals	5.6
Broadline Retail	5.4
Oil, Gas & Consumable Fuels	4.4
Metals & Mining	4.0
Chemicals	3.2
Electronic Equipment, Instruments & Components	2.9
Automobiles	2.7

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Amount		Value/ Unrealized Appreciation/ (Depreciation)
MSCI Emerging Markets Index Mini Futures	06/16/23	63	USD	3,135,825	$92,256

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Other Abbreviations

(ADR)—	American Depositary Receipt
(GDR)—	Global Depositary Receipt
(NVDR)—	Non-Voting Depository Receipts
(REIT)—	Real Estate Investment Trust

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$5,668,266	$7,448,135	$—	$13,116,401
Chile	1,977,795	38,906	—	2,016,701
China	9,734,976	107,643,111	—	117,378,087
Czech Republic	—	1,303,611	—	1,303,611
Egypt	108,021	329,786	—	437,807
Greece	30,478	2,079,471	—	2,109,949
Hong Kong	—	1,278,656	—	1,278,656
Hungary	—	424,160	—	424,160

BHFTI-325

Brighthouse Funds Trust I

SSGA Emerging Markets Enhanced Index Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
India	$3,868,192	$42,899,406	$—	$46,767,598
Indonesia	—	7,510,340	—	7,510,340
Malaysia	—	4,577,683	—	4,577,683
Mexico	10,361,427	—	—	10,361,427
Peru	62,460	—	—	62,460
Philippines	—	1,975,253	—	1,975,253
Poland	—	2,696,175	—	2,696,175
Qatar	—	2,841,707	—	2,841,707
Russia	—	—	0	0
Saudi Arabia	—	13,439,062	—	13,439,062
South Africa	61,913	13,274,467	—	13,336,380
South Korea	—	42,339,714	—	42,339,714
Taiwan	—	55,284,065	—	55,284,065
Thailand	3,176,065	5,310,463	—	8,486,528
Turkey	—	2,160,095	—	2,160,095
United Arab Emirates	—	3,867,810	—	3,867,810
Total Common Stocks	35,049,593	318,722,076	0	353,771,669
Preferred Stocks
Brazil	—	5,238,654	—	5,238,654
Chile	40,131	—	—	40,131
Colombia	—	93,818	—	93,818
South Korea	—	1,779,073	—	1,779,073
Taiwan	—	1,366	—	1,366
Total Preferred Stocks	40,131	7,112,911	—	7,153,042
Total Short-Term Investment*	1,266,792	—	—	1,266,792
Securities Lending Reinvestments
Repurchase Agreements	—	339,810	—	339,810
Mutual Funds	2,102,000	—	—	2,102,000
Total Securities Lending Reinvestments	2,102,000	339,810	—	2,441,810
Total Investments	$38,458,516	$326,174,797	$0	$364,633,313

Collateral for Securities Loaned (Liability)	$—	$(2,441,810)	$—	$(2,441,810)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$92,256	$—	$—	$92,256

*	See Schedule of Investments for additional detailed categorizations.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended March 31, 2023 is not presented.

BHFTI-326

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—94.5% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—94.5%
Energy Select Sector SPDR Fund (a) (b)	429,277	$35,557,014
Financial Select Sector SPDR Fund (a) (b)	1,078,471	34,672,843
Industrial Select Sector SPDR Fund (a) (b)	347,882	35,198,701
iShares 20+ Year Treasury Bond ETF (a)	488,219	51,931,855
iShares Core MSCI Emerging Markets ETF	1,081,071	52,745,454
iShares Core S&P Mid-Cap ETF	140,563	35,163,240
iShares Core S&P Small-Cap ETF (a)	897,849	86,821,998
iShares MSCI Canada ETF (a)	832,856	28,467,018
iShares MSCI EAFE ETF (a)	2,817,706	201,522,333
iShares TIPS Bond ETF (a)	786,434	86,704,349
SPDR Bloomberg High Yield Bond ETF (a) (b)	1,609,825	149,423,957
SPDR Dow Jones International Real Estate ETF (a) (b)	1,337,344	35,145,400
SPDR Gold Shares (b) (c)	141,899	25,998,735
SPDR S&P 500 ETF Trust (a) (b)	1,117,629	457,546,136
SPDR S&P International Small Cap ETF (b)	1,138,977	35,274,118
Vanguard FTSE Europe ETF (a)	1,740,252	106,068,359
Vanguard FTSE Pacific ETF	130,594	8,856,885
Vanguard Total Bond Market ETF (a)	2,456,433	181,358,448

Total Mutual Funds (Cost $1,642,156,978)		1,648,456,843

Short-Term Investment—5.5%

Mutual Funds—5.5%
Invesco STIC Prime Portfolio, Institutional Class 4.780% (d)	96,611,829	96,621,491

Total Short-Term Investments (Cost $96,611,829)		96,621,491

Securities Lending Reinvestments (e)—26.3%

Certificates of Deposit—2.9%
Bank of America N.A. 4.960%, FEDEFF PRV + 0.130%, 09/08/23 (f)	4,000,000	3,995,988
Bank of Montreal 5.230%, SOFR + 0.410%, 04/04/23 (f)	5,000,000	5,000,085
5.610%, SOFR + 0.790%, 11/08/23 (f)	5,000,000	5,009,225
BNP Paribas S.A. 5.270%, SOFR + 0.450%, 10/10/23 (f)	5,000,000	5,000,000
Credit Agricole S.A. 4.980%, 06/14/23	3,000,000	3,000,210
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (f)	5,000,000	4,990,320
Mitsubishi UFJ Trust and Banking Corp. 4.990%, SOFR + 0.170%, 09/06/23 (f)	5,000,000	4,994,485
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (f)	10,000,000	9,993,860
Rabobank (London) 5.360%, SOFR + 0.530%, 05/16/23 (f)	4,000,000	4,000,000
Sumitomo Mitsui Trust Bank, Ltd. 5.070%, 06/08/23	4,000,000	4,001,200

		49,985,373

Commercial Paper—0.7%
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (f)	5,000,000	5,006,395
LA Banque Postale S.A. 5.020%, SOFR + 0.190%, 09/13/23 (f)	5,000,000	5,000,000
Skandinaviska Enskilda Banken AB 5.100%, SOFR + 0.270%, 08/25/23 (f)	2,000,000	1,999,110

		12,005,505

Repurchase Agreements—11.3%
Barclays Bank plc Repurchase Agreement dated 03/31/23 at 5.170%, due on 07/05/23 with a maturity value of $10,137,867; collateralized by various Common Stock with an aggregate market value of $11,124,399.	10,000,000	10,000,000
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $6,602,657; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $6,755,650.	6,600,000	6,600,000
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $5,024,889; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $10,275,958; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $10,200,001.	10,000,000	10,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $32,880,558; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $33,524,760.	32,867,411	32,867,411
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $10,003,992; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $10,204,072.	10,000,000	10,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $20,016,067; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $20,489,592.	20,000,000	20,000,000

BHFTI-327

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—(Continued)
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $49,433,963; collateralized by various Common Stock with an aggregate market value of $54,911,531.	49,400,000	$49,400,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $15,406,378; collateralized by various Common Stock with an aggregate market value of $17,122,928.	15,400,000	15,400,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $10,049,000; collateralized by various Common Stock with an aggregate market value of $11,112,667.	10,000,000	10,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $2,000,798; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $2,042,171.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/03/23 with a maturity value of $15,006,150; collateralized by various Common Stock with an aggregate market value of $16,703,916.	15,000,000	15,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $11,715,990; collateralized by various Common Stock with an aggregate market value of $13,029,054.	11,700,000	11,700,000

		197,967,411

Time Deposits—5.7%
ABN AMRO Bank NV 4.810%, 04/03/23	16,000,000	16,000,000
Banco Santander S.A. (NY) 4.810%, 04/03/23	20,000,000	20,000,000
Barclays (NY) 4.830%, 04/03/23	10,000,000	10,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	10,000,000	10,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	15,000,000	15,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (f)	5,000,000	5,000,000
Rabobank (NY) 4.790%, 04/03/23	14,000,000	14,000,000
Svenska (NY) 4.770%, 04/03/23	10,000,000	10,000,000

		100,000,000

Mutual Funds—5.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (d)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (d)	20,000,000	20,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (d)	25,000,000	25,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (d)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (d)	20,000,000	20,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (d)	25,000,000	25,000,000

		100,000,000

Total Securities Lending Reinvestments (Cost $459,967,411)		459,958,289

Total Investments—126.3% (Cost $2,198,736,218)		2,205,036,623
Other assets and liabilities (net)—(26.3)%		(459,696,808)

Net Assets—100.0%		$1,745,339,815

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $460,672,537 and the collateral received consisted of cash in the amount of $459,967,411 and non-cash collateral with a value of $4,651,486. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Affiliated Issuer.
(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

BHFTI-328

Brighthouse Funds Trust I

SSGA Growth and Income ETF Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$1,648,456,843	$—	$—	$1,648,456,843
Total Short-Term Investment*	96,621,491	—	—	96,621,491
Securities Lending Reinvestments
Certificates of Deposit	—	49,985,373	—	49,985,373
Commercial Paper	—	12,005,505	—	12,005,505
Repurchase Agreements	—	197,967,411	—	197,967,411
Time Deposits	—	100,000,000	—	100,000,000
Mutual Funds	100,000,000	—	—	100,000,000
Total Securities Lending Reinvestments	100,000,000	359,958,289	—	459,958,289
Total Investments	$1,845,078,334	$359,958,289	$—	$2,205,036,623

Collateral for Securities Loaned (Liability)	$—	$(459,967,411)	$—	$(459,967,411)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-329

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mutual Funds—95.9% of Net Assets

Security Description	Shares/ Principal Amount*	Value

Investment Company Securities—95.9%
Energy Select Sector SPDR Fund (a)	177,141	$14,672,589
Financial Select Sector SPDR Fund (a) (b)	446,078	14,341,408
Industrial Select Sector SPDR Fund (a) (b)	143,822	14,551,910
iShares 20+ Year Treasury Bond ETF	134,126	14,266,983
iShares Core MSCI Emerging Markets ETF	745,020	36,349,526
iShares Core S&P Mid-Cap ETF	144,865	36,239,428
iShares Core S&P Small-Cap ETF (b)	519,338	50,219,985
iShares MSCI Canada ETF (b)	515,700	17,626,626
iShares MSCI EAFE ETF (b)	1,797,510	128,557,915
iShares TIPS Bond ETF (b)	194,842	21,481,330
SPDR Bloomberg High Yield Bond ETF (a) (b)	273,682	25,403,163
SPDR Dow Jones International Real Estate ETF (a) (b)	552,382	14,516,599
SPDR Gold Shares (a) (b) (c)	58,608	10,738,158
SPDR S&P 500 ETF Trust (a) (b)	550,969	225,561,199
SPDR S&P International Small Cap ETF (a)	706,647	21,884,858
Vanguard FTSE Europe ETF (b)	719,452	43,850,599
Vanguard FTSE Pacific ETF	53,698	3,641,798

Total Mutual Funds (Cost $689,556,032)		693,904,074

Short-Term Investment—4.1%

Mutual Funds—4.1%
Invesco STIC Prime Portfolio, Institutional Class 4.780% (d)	29,634,508	29,637,471

Total Short-Term Investments (Cost $29,634,523)		29,637,471

Securities Lending Reinvestments (e)—26.5%

Certificates of Deposit—2.5%
BNP Paribas S.A. 5.270%, SOFR + 0.450%, 10/10/23 (f)	3,000,000	3,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (f)	4,000,000	3,992,256
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (f)	5,000,000	4,996,930
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (f)	3,000,000	3,001,686
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV + 0.400%, 02/13/24 (f)	3,000,000	2,997,663

		17,988,535

Commercial Paper—1.1%
ING U.S. Funding LLC 5.550%, SOFR + 0.720% , 08/04/23 (f)	4,000,000	4,005,116
Skandinaviska Enskilda Banken AB 5.100%, SOFR + 0.270%, 08/25/23 (f)	1,000,000	999,555
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (f)	3,000,000	3,000,000

		8,004,671

Repurchase Agreements—14.5%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $4,401,771; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $4,503,767.	4,400,000	$4,400,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $10,004,008; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $10,200,000.	10,000,000	10,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $4,019,911; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $5,137,979; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $18,437,047; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $18,798,269.	18,429,675	18,429,675
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $5,001,996; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $5,102,036.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $11,309,078; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $11,576,619.	11,300,000	11,300,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $20,714,231; collateralized by various Common Stock with an aggregate market value of $23,009,488.	20,700,000	20,700,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $24,009,940; collateralized by various Common Stock with an aggregate market value of $26,685,082.	24,000,000	24,000,000

BHFTI-330

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (e)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $1,800,719; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $1,837,954.	1,800,000	$1,800,000

		104,629,675

Time Deposits—3.6%
Banco Santander S.A. (NY) 4.810%, 04/03/23	5,000,000	5,000,000
Barclays (NY) 4.830%, 04/03/23	5,000,000	5,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	5,000,000	5,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (f)	5,000,000	5,000,000
Svenska (NY) 4.770%, 04/03/23	4,000,000	4,000,000

		26,000,000

Mutual Funds—4.8%
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (d)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (d)	10,000,000	10,000,000
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (d)	5,000,000	5,000,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 4.730% (d)	10,000,000	10,000,000

		35,000,000

Total Securities Lending Reinvestments (Cost $191,629,675)		191,622,881

Total Investments—126.5% (Cost $910,820,230)		915,164,426
Other assets and liabilities (net)—(26.5)%		(191,924,648)

Net Assets—100.0%		$723,239,778

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Affiliated Issuer.
(b)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $194,397,268 and the collateral received consisted of cash in the amount of $191,629,675 and non-cash collateral with a value of $4,588,233. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(c)	Non-income producing security.
(d)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(e)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(f)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ETF)—	Exchange-Traded Fund

BHFTI-331

Brighthouse Funds Trust I

SSGA Growth ETF Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Mutual Funds
Investment Company Securities	$693,904,074	$—	$—	$693,904,074
Total Short-Term Investment*	29,637,471	—	—	29,637,471
Securities Lending Reinvestments
Certificates of Deposit	—	17,988,535	—	17,988,535
Commercial Paper	—	8,004,671	—	8,004,671
Repurchase Agreements	—	104,629,675	—	104,629,675
Time Deposits	—	26,000,000	—	26,000,000
Mutual Funds	35,000,000	—	—	35,000,000
Total Securities Lending Reinvestments	35,000,000	156,622,881	—	191,622,881
Total Investments	$758,541,545	$156,622,881	$—	$915,164,426

Collateral for Securities Loaned (Liability)	$—	$(191,629,675)	$—	$(191,629,675)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-332

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.8%
L3Harris Technologies, Inc.	229,031	$44,945,043

Air Freight & Logistics—1.0%
United Parcel Service, Inc. - Class B	126,897	24,616,749

Automobile Components—0.4%
Magna International, Inc. (a)	212,008	11,357,268

Banks—9.6%
Bank of America Corp.	2,016,408	57,669,269
Citigroup, Inc.	479,197	22,469,547
Fifth Third Bancorp	1,092,586	29,106,491
Huntington Bancshares, Inc.	2,426,352	27,175,143
U.S. Bancorp	1,132,374	40,822,083
Wells Fargo & Co.	1,857,972	69,450,993

		246,693,526

Beverages—0.8%
Coca-Cola Co. (The)	329,322	20,427,844

Biotechnology—1.0%
AbbVie, Inc.	166,761	26,576,701

Broadline Retail—0.4%
Kohl’s Corp. (a)	463,456	10,909,754

Chemicals—2.5%
CF Industries Holdings, Inc.	256,533	18,596,077
International Flavors & Fragrances, Inc.	310,665	28,568,753
RPM International, Inc.	184,186	16,068,387

		63,233,217

Communications Equipment—0.6%
Cisco Systems, Inc.	319,933	16,724,498

Consumer Staples Distribution & Retail—2.3%
Walmart, Inc.	391,907	57,786,687

Containers & Packaging—1.1%
International Paper Co.	787,372	28,392,634

Diversified Telecommunication Services—1.2%
Verizon Communications, Inc.	771,000	29,984,190

Electric Utilities—3.5%
Entergy Corp.	65,413	7,047,596
Southern Co. (The)	1,199,036	83,428,925

		90,476,521

Entertainment—1.9%
Walt Disney Co. (The) (b)	486,951	48,758,404

Financial Services—3.9%
Equitable Holdings, Inc.	1,234,262	31,337,912

Financial Services—(Continued)
Fiserv, Inc. (b)	597,680	67,555,771

		98,893,683

Food Products—2.5%
Conagra Brands, Inc.	1,313,343	49,329,163
Tyson Foods, Inc. - Class A	231,000	13,702,920

		63,032,083

Health Care Equipment & Supplies—7.1%
Baxter International, Inc.	396,000	16,061,760
Becton Dickinson & Co.	228,172	56,481,697
GE HealthCare Technologies, Inc. (a) (b)	167,531	13,742,568
Medtronic plc	534,049	43,055,030
Zimmer Biomet Holdings, Inc.	412,082	53,240,995

		182,582,050

Health Care Providers & Services—4.7%
Cigna Corp.	155,461	39,724,950
CVS Health Corp.	318,907	23,697,979
Elevance Health, Inc.	121,346	55,796,104

		119,219,033

Hotels, Restaurants & Leisure—0.7%
Las Vegas Sands Corp. (b)	303,835	17,455,321

Household Products—1.5%
Kimberly-Clark Corp.	288,181	38,679,654

Industrial Conglomerates—3.2%
General Electric Co. (a)	363,082	34,710,639
Siemens AG (ADR) (a)	579,568	46,916,030

		81,626,669

Insurance—5.7%
American International Group, Inc.	910,270	45,841,197
Chubb, Ltd.	312,910	60,760,864
Hartford Financial Services Group, Inc. (The)	556,820	38,804,786

		145,406,847

Interactive Media & Services—1.7%
Alphabet, Inc. - Class C (b)	59,956	6,235,424
Meta Platforms, Inc. - Class A (b)	180,000	38,149,200

		44,384,624

Life Sciences Tools & Services—0.6%
Thermo Fisher Scientific, Inc.	25,359	14,616,167

Machinery—2.6%
Cummins, Inc.	147,386	35,207,567
Stanley Black & Decker, Inc. (a)	406,836	32,782,845

		67,990,412

BHFTI-333

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Media—2.0%
Comcast Corp. - Class A	374,219	$14,186,642
News Corp. - Class A	2,114,105	36,510,594

		50,697,236

Multi-Utilities—4.0%
Ameren Corp. (a)	317,832	27,457,506
Dominion Energy, Inc.	546,383	30,548,274
Sempra Energy	302,502	45,726,202

		103,731,982

Oil, Gas & Consumable Fuels—7.8%
ConocoPhillips	387,893	38,482,865
Exxon Mobil Corp.	374,890	41,110,437
TC Energy Corp. (a)	1,079,775	42,014,045
TotalEnergies SE (ADR) (a)	1,325,303	78,259,142

		199,866,489

Passenger Airlines—0.5%
Southwest Airlines Co.	400,505	13,032,433

Pharmaceuticals—7.1%
Bristol-Myers Squibb Co.	295,340	20,470,015
Elanco Animal Health, Inc. (b)	1,345,184	12,644,730
Johnson & Johnson	523,716	81,175,980
Merck & Co., Inc.	316,863	33,711,054
Pfizer, Inc.	802,172	32,728,618

		180,730,397

Residential REITs—2.4%
AvalonBay Communities, Inc.	368,892	61,995,989

Semiconductors & Semiconductor Equipment—3.4%
Applied Materials, Inc.	70,336	8,639,371
Micron Technology, Inc.	60,000	3,620,400
QUALCOMM, Inc.	511,773	65,291,999
Texas Instruments, Inc.	56,056	10,426,977

		87,978,747

Software—0.8%
Microsoft Corp.	73,686	21,243,674

Specialized REITs—2.2%
Equinix, Inc.	21,011	15,149,772
Weyerhaeuser Co.	1,353,778	40,789,331

		55,939,103

Specialty Retail—1.3%
Best Buy Co., Inc.	328,000	25,672,560
TJX Cos., Inc. (The)	93,632	7,337,003

		33,009,563

Technology Hardware, Storage & Peripherals—1.2%
Western Digital Corp. (b)	827,000	31,153,090

Tobacco—2.5%
Philip Morris International, Inc.	648,381	63,055,052

Total Common Stocks (Cost $2,281,690,834)		2,497,203,334

Convertible Preferred Stock—0.2%

Health Care Equipment & Supplies—0.2%
Becton Dickinson and Co. 6.000%, 06/01/23 (a) (Cost $5,733,200)	114,664	5,701,094

Short-Term Investment—2.1%

Mutual Funds—2.1%
T. Rowe Price Government Reserve Fund (c)	52,373,290	52,373,290

Total Short-Term Investments (Cost $52,373,290)		52,373,290

Securities Lending Reinvestments (d)—3.3%

Certificates of Deposit—0.2%
Bank of America N.A. 4.960%, FEDEFF PRV+0.130%, 09/08/23 (e)	1,000,000	998,997
BNP Paribas S.A. 5.270%, SOFR+0.450%, 10/10/23 (e)	1,000,000	1,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (e)	1,000,000	998,064
MUFG Bank Ltd. (NY) 5.050%, SOFR + 0.220%, 08/14/23 (e)	1,000,000	999,386
Svenska Handelsbanken AB 5.170%, SOFR + 0.340%, 10/31/23 (e)	1,000,000	999,298

		4,995,745

Commercial Paper—0.2%
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (e)	1,000,000	1,001,279
Skandinaviska Enskilda Banken AB 5.100%, SOFR + 0.270%, 08/25/23 (e)	2,000,000	1,999,110
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (e)	1,000,000	1,000,000

		4,000,389

Repurchase Agreements—1.2%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $1,300,523; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $1,330,658.	1,300,000	1,300,000

BHFTI-334

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (d)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements —(Continued)
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $5,024,889; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $5,100,000.	5,000,000	$5,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $2,055,192; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $2,040,000.	2,000,000	2,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $8,343,250; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $8,506,712.	8,339,914	8,339,914
HSBC Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $7,002,794; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 0.125%, maturity dates ranging from 11/15/27 - 05/15/50, and an aggregate market value of $7,142,850.	7,000,000	7,000,000
National Bank of Canada Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $7,606,105; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $7,786,045.	7,600,000	7,600,000

		31,239,914

Time Deposits—0.4%
Banco Santander S.A. (NY) 4.810%, 04/03/23	2,000,000	2,000,000
Barclays (NY) 4.830%, 04/03/23	3,000,000	3,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (e)	3,000,000	3,000,000

		10,000,000

Mutual Funds—1.3%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (f)	10,000,000	10,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (f)	10,000,000	10,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (f)	4,000,000	4,000,000

Mutual Funds—(Continued)
STIT-Government & Agency Portfolio, Institutional Class 4.730% (f)	10,000,000	10,000,000
Western Asset Institutional Government Reserves Fund, Institutional Shares 4.720% (f)	400,000	400,000

		34,400,000

Total Securities Lending Reinvestments (Cost $84,639,914)		84,636,048

Total Investments— 103.1% (Cost $2,424,437,238)		2,639,913,766
Other assets and liabilities (net)—(3.1)%		(79,125,887)

Net Assets—100.0%		$2,560,787,879

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $89,368,782 and the collateral received consisted of cash in the amount of $84,639,914 and non-cash collateral with a value of $5,418,044. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third- party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Affiliated Issuer.
(d)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(e)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(f)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust
(ADR)—	American Depositary Receipt

BHFTI-335

Brighthouse Funds Trust I

T. Rowe Price Large Cap Value Portfolio
Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$2,497,203,334	$—	$—	$2,497,203,334
Total Convertible Preferred Stock*	5,701,094	—	—	5,701,094
Total Short-Term Investment*	52,373,290	—	—	52,373,290
Securities Lending Reinvestments
Certificates of Deposit	—	4,995,745	—	4,995,745
Commercial Paper	—	4,000,389	—	4,000,389
Repurchase Agreements	—	31,239,914	—	31,239,914
Time Deposits	—	10,000,000	—	10,000,000
Mutual Funds	34,400,000	—	—	34,400,000
Total Securities Lending Reinvestments	34,400,000	50,236,048	—	84,636,048
Total Investments	$2,589,677,718	$50,236,048	$—	$2,639,913,766

Collateral for Securities Loaned (Liability)	$—	$(84,639,914)	$—	$(84,639,914)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-336

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—96.1% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.6%
BWX Technologies, Inc. (a)	77,500	$4,885,600
Textron, Inc.	403,261	28,482,324

		33,367,924

Automobile Components—0.1%
Mobileye Global, Inc. - Class A (a) (b)	22,437	970,849

Beverages—0.4%
Boston Beer Co., Inc. (The) - Class A (a) (b)	14,287	4,696,137

Biotechnology—4.7%
Alnylam Pharmaceuticals, Inc. (b)	66,600	13,341,312
Apellis Pharmaceuticals, Inc. (a) (b)	53,240	3,511,711
Argenx SE (ADR) (a) (b)	15,445	5,754,498
Ascendis Pharma A/S (ADR) (a) (b)	39,900	4,278,078
CRISPR Therapeutics AG (a) (b)	53,283	2,409,990
Exact Sciences Corp. (a) (b)	64,200	4,353,402
Horizon Therapeutics plc (b)	66,600	7,268,724
Ionis Pharmaceuticals, Inc. (a) (b)	210,300	7,516,122
Karuna Therapeutics, Inc. (a) (b)	22,364	4,062,197
Seagen, Inc. (b)	35,500	7,187,685

		59,683,719

Capital Markets—4.6%
Cboe Global Markets, Inc.	17,800	2,389,472
Intercontinental Exchange, Inc.	111,000	11,576,190
KKR & Co., Inc.	288,100	15,131,012
MarketAxess Holdings, Inc. (a)	32,600	12,756,054
Raymond James Financial, Inc. (a)	44,000	4,103,880
Tradeweb Markets, Inc. - Class A	160,000	12,643,200

		58,599,808

Chemicals—0.6%
RPM International, Inc.	88,500	7,720,740

Commercial Services & Supplies—0.4%
Waste Connections, Inc.	35,400	4,923,078

Construction Materials—1.1%
Martin Marietta Materials, Inc.	38,338	13,612,290

Consumer Staples Distribution & Retail—2.9%
Casey’s General Stores, Inc. (a)	55,300	11,970,238
Dollar General Corp.	44,300	9,323,378
Dollar Tree, Inc. (b)	106,471	15,283,912

		36,577,528

Containers & Packaging—3.4%
Avery Dennison Corp.	83,000	14,851,190
Ball Corp. (a)	328,586	18,108,374
Sealed Air Corp. (a)	233,500	10,719,985

		43,679,549

Diversified Consumer Services—0.4%
Bright Horizons Family Solutions, Inc. (a) (b)	66,500	5,119,835

Electrical Equipment—0.2%
Shoals Technologies Group, Inc. - Class A (a) (b)	111,200	2,534,248

Electronic Equipment, Instruments & Components—3.4%
Amphenol Corp. - Class A	120,900	9,879,948
Cognex Corp.	107,600	5,331,580
Corning, Inc.	87,900	3,101,112
Keysight Technologies, Inc. (b)	113,500	18,327,980
Littelfuse, Inc. (a)	9,400	2,520,046
National Instruments Corp. (a)	77,700	4,072,257

		43,232,923

Entertainment—1.9%
Liberty Media Corp.-Liberty Formula One - Class C (a) (b)	208,000	15,564,640
Spotify Technology S.A. (b)	66,800	8,925,816

		24,490,456

Financial Services—1.3%
FleetCor Technologies, Inc. (b)	76,600	16,151,110

Food Products—0.5%
TreeHouse Foods, Inc. (a) (b)	122,349	6,170,060

Ground Transportation—1.5%
J.B. Hunt Transport Services, Inc. (a)	109,700	19,247,962

Health Care Equipment & Supplies—9.4%
Alcon, Inc. (a)	138,900	9,798,006
Cooper Cos., Inc. (The)	42,000	15,681,120
Dentsply Sirona, Inc. (a)	107,100	4,206,888
Enovis Corp. (b)	143,900	7,697,211
Hologic, Inc. (b)	474,700	38,308,290
ICU Medical, Inc. (a) (b)	38,100	6,284,976
Novocure, Ltd. (a) (b)	33,800	2,032,732
QuidelOrtho Corp. (a) (b)	88,374	7,873,240
Teleflex, Inc. (a)	114,123	28,908,497

		120,790,960

Health Care Providers & Services—1.5%
Acadia Healthcare Co., Inc. (a) (b)	158,000	11,415,500
Agilon Health, Inc. (a) (b)	58,451	1,388,211
Molina Healthcare, Inc. (a) (b)	25,500	6,820,995

		19,624,706

Health Care Technology—1.6%
Doximity, Inc. - Class A (a) (b)	85,500	2,768,490
Veeva Systems, Inc. - Class A (b)	97,361	17,893,978

		20,662,468

Hotels, Restaurants & Leisure—5.6%
Caesars Entertainment, Inc. (b)	37,700	1,840,137
Chipotle Mexican Grill, Inc. (a) (b)	4,500	7,687,305
Domino’s Pizza, Inc.	37,700	12,436,099
Hilton Worldwide Holdings, Inc.	137,400	19,355,538
MGM Resorts International	458,320	20,358,574
Vail Resorts, Inc. (a)	24,400	5,701,792

BHFTI-337

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Yum! Brands, Inc.	33,200	$4,385,056

		71,764,501

Household Products—0.4%
Reynolds Consumer Products, Inc. (a)	175,500	4,826,250

Insurance—1.6%
Assurant, Inc.	97,300	11,682,811
Axis Capital Holdings, Ltd. (a)	89,100	4,857,732
Kemper Corp. (a)	44,600	2,437,836
Markel Corp. (a) (b)	1,500	1,916,115

		20,894,494

Interactive Media & Services—0.2%
Match Group, Inc. (b)	54,900	2,107,611

IT Services—0.2%
MongoDB, Inc. (a) (b)	11,300	2,634,256

Life Sciences Tools & Services—6.1%
Agilent Technologies, Inc.	202,300	27,986,182
Avantor, Inc. (a) (b)	742,300	15,692,222
Bruker Corp. (a)	274,100	21,610,044
West Pharmaceutical Services, Inc.	35,318	12,236,628

		77,525,076

Machinery—5.2%
Esab Corp. (a)	138,464	8,179,069
Fortive Corp.	262,900	17,921,893
IDEX Corp. (a)	44,100	10,188,423
Ingersoll Rand, Inc.	528,700	30,759,766

		67,049,151

Media—1.5%
Trade Desk, Inc. (The) - Class A (a) (b)	318,500	19,399,835

Oil, Gas & Consumable Fuels—3.4%
Cheniere Energy, Inc.	53,000	8,352,800
Coterra Energy, Inc. (a)	256,200	6,287,148
Devon Energy Corp.	63,213	3,199,210
EQT Corp. (a)	78,000	2,488,980
Pioneer Natural Resources Co.	64,301	13,132,836
Venture Global LNG, Inc. - Series B † (b) (c) (d)	78	1,336,015
Venture Global LNG, Inc. - Series C † (b) (c) (d)	540	9,249,336

		44,046,325

Passenger Airlines—1.0%
Southwest Airlines Co. (a)	395,100	12,856,554

Pharmaceuticals—1.2%
Catalent, Inc. (b)	227,722	14,963,613

Professional Services—4.6%
Broadridge Financial Solutions, Inc. (a)	48,700	7,137,959
CoStar Group, Inc. (b)	162,283	11,173,185

Professional Services—(Continued)
Equifax, Inc. (a)	82,900	16,815,436
Leidos Holdings, Inc.	15,500	1,426,930
TransUnion (a)	177,500	11,029,850
Verisk Analytics, Inc.	61,700	11,837,762

		59,421,122

Semiconductors & Semiconductor Equipment—6.9%
KLA Corp.	30,839	12,310,003
Lattice Semiconductor Corp. (b)	93,100	8,891,050
Marvell Technology, Inc.	571,069	24,727,288
Microchip Technology, Inc. (a)	487,500	40,842,750
NXP Semiconductors NV (a)	10,600	1,976,635

		88,747,726

Software—10.2%
Atlassian Corp. - Class A (a) (b)	33,200	5,682,844
Bill.com Holdings, Inc. (a) (b)	41,100	3,334,854
Black Knight, Inc. (b)	178,222	10,258,458
CCC Intelligent Solutions Holdings, Inc. (a) (b)	646,925	5,802,917
Clear Secure, Inc. - Class A (a)	77,027	2,015,797
Confluent, Inc. - Class A (a) (b)	45,200	1,087,964
Crowdstrike Holdings, Inc. - Class A (b)	81,777	11,224,711
Fair Isaac Corp. (b)	17,800	12,507,882
Fortinet, Inc. (a) (b)	344,000	22,862,240
Hashicorp, Inc. - Class A (a) (b)	22,700	664,883
Palo Alto Networks, Inc. (b)	16,600	3,315,684
Paylocity Holding Corp. (b)	51,000	10,137,780
PTC, Inc. (b)	89,100	11,425,293
Roper Technologies, Inc.	28,400	12,515,596
Synopsys, Inc. (b)	44,383	17,142,934

		129,979,837

Specialty Retail—4.7%
Bath & Body Works, Inc.	199,600	7,301,368
Burlington Stores, Inc. (a) (b)	121,000	24,454,100
Five Below, Inc. (a) (b)	48,600	10,010,142
O’Reilly Automotive, Inc. (b)	12,200	10,357,556
Ross Stores, Inc.	72,100	7,651,973

		59,775,139

Textiles, Apparel & Luxury Goods—0.3%
Lululemon Athletica, Inc. (b)	8,400	3,059,196
ON Holding AG - Class A (a) (b)	17,800	552,334

		3,611,530

Trading Companies & Distributors—0.5%
United Rentals, Inc.	17,800	7,044,528

Total Common Stocks (Cost $904,117,166)		1,228,503,898

Convertible Preferred Stocks—0.4%

Automobiles—0.1%
Nuro, Inc. - Series D † (b) (c) (d)	37,838	525,191

BHFTI-338

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Convertible Preferred Stocks—(Continued)

Security Description	Shares/ Principal Amount*	Value

Automobiles—(Continued)
Sila Nano, Inc. - Series F † (b) (c) (d)	43,934	$1,369,423

		1,894,614

Commercial Services & Supplies—0.1%
Redwood Materials, Inc. - Series C † (b) (c) (d)	18,350	929,061

Consumer Staples Distribution & Retail—0.1%
Maplebear, Inc. - Series E † (b) (c) (d)	21,660	801,420
Maplebear, Inc. - Series I † (b) (c) (d)	3,514	130,018

		931,438

Health Care Providers & Services—0.1%
Caris Life Sciences, Inc. - Series D † (b) (c) (d)	156,199	1,027,789

Software—0.0%
Databricks, Inc. - Series H † (b) (c) (d)	11,738	704,280

Total Convertible Preferred Stocks (Cost $8,643,188)		5,487,182

Short-Term Investments—3.2%

Mutual Funds—3.2%
T. Rowe Price Treasury Reserve Fund (e) (Cost $40,966,307)	40,966,307	40,966,307

Securities Lending Reinvestments (f)—18.9%

Certificates of Deposit—2.1%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (g)	1,000,000	1,001,845
Bank of Nova Scotia 5.500%, SOFR + 0.680%, 08/16/23 (g)	2,000,000	2,002,790
BNP Paribas S.A. 5.070%, SOFR + 0.250%, 09/08/23 (g)	4,000,000	4,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (g)	4,000,000	3,992,256
MUFG Bank Ltd. (NY) 5.010%, SOFR + 0.180%, 08/28/23 (g)	2,000,000	1,998,650
5.050%, SOFR + 0.220%, 08/14/23 (g)	3,000,000	2,998,158
Natixis S.A. 5.270%, SOFR + 0.450%, 06/21/23 (g)	1,000,000	1,000,382
Rabobank (London) 5.360%, SOFR + 0.530%, 05/16/23 (g)	3,000,000	3,000,000
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (g)	3,000,000	3,001,685
Svenska Handelsbanken AB 5.060%, SOFR + 0.230%, 08/08/23 (g)	2,000,000	1,999,280
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV+ 0.400%, 02/13/24 (g)	2,000,000	1,998,442

		26,993,488

Commercial Paper—0.8%
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (g)	5,000,000	$5,006,395
Skandinaviska Enskilda Banken AB 5.510%, SOFR + 0.680%, 05/03/23 (g)	2,000,000	2,000,820
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (g)	3,000,000	3,000,000

		10,007,215

Master Demand Notes—0.6%
Bank of America N.A. 5.400%, SOFR + 0.580%, 05/15/23 (g)	7,000,000	7,000,719

Repurchase Agreements—11.4%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $5,024,889; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $8,220,767; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $8,160,001..	8,000,000	8,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $30,509,269; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $31,107,011.	30,497,070	30,497,070
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $20,008,033; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $20,489,593.	20,000,000	20,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $9,907,953; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $10,142,348.	9,900,000	9,900,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $27,218,700; collateralized by various Common Stock with an aggregate market value of $30,234,689.	27,200,000	27,200,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $14,005,798; collateralized by various Common Stock with an aggregate market value of $15,566,298.	14,000,000	14,000,000

BHFTI-339

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $1,100,439; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $1,123,194.	1,100,000	$1,100,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/03/23 with a maturity value of $8,003,280; collateralized by various Common Stock with an aggregate market value of $8,908,755.	8,000,000	8,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $2,002,733; collateralized by various Common Stock with an aggregate market value of $2,227,189.	2,000,000	2,000,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $10,004,108; collateralized by various Common Stock with an aggregate market value of $11,116,238.	10,000,000	10,000,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $10,004,083; collateralized by various Common Stock with an aggregate market value of $11,227,971.	10,000,000	10,000,000

		145,697,070

Time Deposits — 0.9%
Banco Santander S.A. (NY) 4.810%, 04/03/23	5,000,000	5,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (g)	5,000,000	5,000,000

		12,000,000

Mutual Funds — 3.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (h)	10,000,000	10,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (h)	5,000,000	5,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (h)	5,000,000	5,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (h)	5,000,000	5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (h)	10,000,000	10,000,000

Mutual Funds —(Continued)
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (h)	5,000,000	5,000,000

		40,000,000

Total Securities Lending Reinvestments (Cost $241,697,070)		241,698,492

Total Investments—118.6% (Cost $1,195,423,731)		1,516,655,879
Other assets and liabilities (net)—(18.6)%		(237,527,081)

Net Assets—100.0%		$1,279,128,798

*	Principal amount stated in U.S. dollars unless otherwise noted.
†	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of March 31, 2023, the market value of restricted securities was $16,072,533, which is 1.3% of net assets. See details shown in the Restricted Securities table that follows.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $239,906,386 and the collateral received consisted of cash in the amount of $241,697,070 and non-cash collateral with a value of $199,327. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(b)	Non-income producing security.
(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.
(d)	Security was valued in good faith under procedures subject to oversight by the Board of Trustees. As of March 31, 2023, these securities represent 1.3% of net assets.
(e)	Affiliated Issuer.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(g)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

BHFTI-340

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Restricted Securities	Acquisition Date	Shares	Cost	Value
Caris Life Sciences, Inc. - Series D	05/11/21	156,199	$1,265,212	$1,027,789
Databricks, Inc. - Series H	08/31/21	11,738	862,557	704,280
Maplebear, Inc. - Series E	11/19/21	21,660	2,604,276	801,420
Maplebear, Inc. - Series I	02/26/21	3,514	439,250	130,018
Nuro, Inc. - Series D	10/29/21	37,838	788,760	525,191
Redwood Materials, Inc. - Series C	05/28/21	18,350	869,854	929,061
Sila Nano, Inc. - Series F	01/07/21	43,934	1,813,279	1,369,423
Venture Global LNG, Inc. - Series B	03/08/18	78	235,560	1,336,015
Venture Global LNG, Inc. - Series C	10/16/17-03/08/18	540	1,987,525	9,249,336

				$16,072,533

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(ADR)—	American Depositary Receipt

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$33,367,924	$—	$—	$33,367,924
Automobile Components	970,849	—	—	970,849
Beverages	4,696,137	—	—	4,696,137
Biotechnology	59,683,719	—	—	59,683,719
Capital Markets	58,599,808	—	—	58,599,808
Chemicals	7,720,740	—	—	7,720,740
Commercial Services & Supplies	4,923,078	—	—	4,923,078
Construction Materials	13,612,290	—	—	13,612,290
Consumer Staples Distribution & Retail	36,577,528	—	—	36,577,528
Containers & Packaging	43,679,549	—	—	43,679,549
Diversified Consumer Services	5,119,835	—	—	5,119,835
Electrical Equipment	2,534,248	—	—	2,534,248
Electronic Equipment, Instruments & Components	43,232,923	—	—	43,232,923
Entertainment	24,490,456	—	—	24,490,456

BHFTI-341

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy—(Continued)

Description	Level 1	Level 2	Level 3	Total
Financial Services	$16,151,110	$—	$—	$16,151,110
Food Products	6,170,060	—	—	6,170,060
Ground Transportation	19,247,962	—	—	19,247,962
Health Care Equipment & Supplies	120,790,960	—	—	120,790,960
Health Care Providers & Services	19,624,706	—	—	19,624,706
Health Care Technology	20,662,468	—	—	20,662,468
Hotels, Restaurants & Leisure	71,764,501	—	—	71,764,501
Household Products	4,826,250	—	—	4,826,250
Insurance	20,894,494	—	—	20,894,494
Interactive Media & Services	2,107,611	—	—	2,107,611
IT Services	2,634,256	—	—	2,634,256
Life Sciences Tools & Services	77,525,076	—	—	77,525,076
Machinery	67,049,151	—	—	67,049,151
Media	19,399,835	—	—	19,399,835
Oil, Gas & Consumable Fuels	33,460,974	—	10,585,351	44,046,325
Passenger Airlines	12,856,554	—	—	12,856,554
Pharmaceuticals	14,963,613	—	—	14,963,613
Professional Services	59,421,122	—	—	59,421,122
Semiconductors & Semiconductor Equipment	88,747,726	—	—	88,747,726
Software	129,979,837	—	—	129,979,837
Specialty Retail	59,775,139	—	—	59,775,139
Textiles, Apparel & Luxury Goods	3,611,530	—	—	3,611,530
Trading Companies & Distributors	7,044,528	—	—	7,044,528
Total Common Stocks	1,217,918,547	—	10,585,351	1,228,503,898
Total Convertible Preferred Stocks*	—	—	5,487,182	5,487,182
Total Short-Term Investments*	40,966,307	—	—	40,966,307
Securities Lending Reinvestments
Certificates of Deposit	—	26,993,488	—	26,993,488
Commercial Paper	—	10,007,215	—	10,007,215
Master Demand Notes	—	7,000,719	—	7,000,719
Repurchase Agreements	—	145,697,070	—	145,697,070
Time Deposits	—	12,000,000	—	12,000,000
Mutual Funds	40,000,000	—	—	40,000,000
Total Securities Lending Reinvestments	40,000,000	201,698,492	—	241,698,492
Total Investments	$1,298,884,854	$201,698,492	$16,072,533	$1,516,655,879

Collateral for Securities Loaned (Liability)	$—	$(241,697,070)	$—	$(241,697,070)

*	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Securities	Balance as of December 31, 2022	Change in Unrealized Appreciation (Depreciation)	Balance as of March 31, 2023	Change in Unrealized Appreciation (Depreciation) from Investments Held at March 31, 2023
Common Stocks
Oil, Gas & Consumable Fuels	$9,143,459	$1,441,892	$10,585,351	$1,441,892
Convertible Preferred Stocks
Automobiles	1,894,614	—	1,894,614	—
Commercial Services & Supplies	1,431,300	(502,239)	929,061	(502,239)
Consumer Staples Distribution & Retail	1,220,436	(288,998)	931,438	(288,998)
Health Care Providers & Services	1,027,789	—	1,027,789	—
Software	704,280	—	704,280	—

	$15,421,878	$650,655	$16,072,533	$650,655

BHFTI-342

Brighthouse Funds Trust I

T. Rowe Price Mid Cap Growth Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input	Range		Weighted Average	Relationship Between Fair Value and Input; if input value increases then Fair Value:
Common Stock
Oil, Gas & Consumable Fuels	$10,585,351	Discounted Projected Multiple	Projected Enterprise Value/EBITDA	12.0x	12.0x	12.0x	Increase
			Discount Rate	12.50%	12.50%	12.50%	Decrease
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
		Comparable Company Analysis	Forward Enterprise Value/EBITDA	7.5x	9.5x	8.4x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Convertible Preferred Stocks
Automobiles	1,369,423	Market Transaction Method	Precedent Transaction	$41.27	$41.27	$41.27	Increase
		Comparable Company Analysis	Enterprise Value/Revenue	6.2x	6.2x	6.2x	Increase
			Enterprise Value/EBITDA	4.3x	4.3x	4.3x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
	525,191	Discounted Cash Flow	Discount Rate	25.00%	25.00%	25.00%	Decrease
Commercial Services & Supplies	929,061	Market Transaction Method	Precedent Transaction	$50.63	$50.63	$50.63	Increase
Consumer Staples Distribution & Retail	931,438	Comparable Company Analysis	Enterprise Value/GMV	0.28x	0.33x	0.31x	Increase
			Enterprise Value/EBITDA	17.4x	27.9x	22.7x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Health Care Providers & Services	1,027,789	Market Transaction Method	Precedent Transaction	$8.10	$8.10	$8.10	Increase
		Comparable Company Analysis	Enterprise Value/Sales	5.3x	5.3x	5.3x	Increase
			Discount for Lack of Marketability	10.00%	10.00%	10.00%	Decrease
Software	704,280	Market Transaction Method	Secondary Market Transaction	$60.00	$60.00	$60.00	Increase

BHFTI-343

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—63.2% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—38.9%
Fannie Mae 15 Yr. Pool
3.000%, 06/01/32	452,191	$432,415
Fannie Mae 20 Yr. Pool
2.000%, 08/01/40	2,311,453	1,998,335
2.000%, 10/01/40	5,906,662	5,106,516
2.000%, 11/01/40	3,443,523	2,977,039
2.000%, 07/01/41	3,757,458	3,248,213
Fannie Mae 30 Yr. Pool
2.000%, 12/01/51	14,564,785	12,055,530
2.000%, 02/01/52	14,072,072	11,654,902
2.000%, 04/01/52	20,310,446	16,818,004
2.500%, 12/01/51	8,977,542	7,743,970
2.500%, 01/01/52	701,108	604,767
2.500%, 02/01/52	8,962,054	7,731,186
2.500%, 03/01/52	6,854,607	5,910,336
3.000%, 07/01/45	7,652,882	7,051,448
3.000%, 09/01/49	3,984,870	3,626,656
3.500%, 01/01/48	2,618,521	2,469,924
3.500%, 02/01/48	1,319,165	1,247,313
4.000%, 06/01/47	652,678	635,187
4.500%, 02/01/46	1,210,997	1,210,400
4.500%, 05/01/48	3,445,085	3,425,584
4.500%, 08/01/48	608,391	604,376
Fannie Mae Pool
2.000%, 02/01/51	6,072,900	5,038,593
2.455%, 04/01/40	2,790,000	2,071,650
3.000%, 10/01/49	1,007,415	884,165
3.500%, 01/01/44	2,346,712	2,222,700
4.000%, 08/01/42	337,032	329,052
Fannie Mae REMICS (CMO)
3.000%, 06/25/48	1,617,962	1,463,428
3.500%, 01/25/47	1,810,326	1,753,030
3.500%, 06/25/47	1,023,504	985,334
Freddie Mac 15 Yr. Gold Pool
3.000%, 03/01/31	694,681	665,064
3.000%, 06/01/33	198,645	189,486
3.500%, 11/01/33	980,023	955,476
3.500%, 01/01/34	1,721,208	1,678,015
Freddie Mac 30 Yr. Gold Pool
3.000%, 09/01/46	897,867	823,837
3.000%, 10/01/46	2,407,264	2,213,004
3.000%, 11/01/46	3,740,771	3,421,145
3.000%, 01/01/47	4,622,430	4,234,627
3.500%, 01/01/44	1,793,918	1,713,122
3.500%, 04/01/45	2,810,607	2,665,997
3.500%, 11/01/45	281,326	266,127
3.500%, 06/01/46	1,016,538	960,758
3.500%, 08/01/46	1,194,800	1,132,557
3.500%, 12/01/47	9,811,069	9,271,843
3.500%, 01/01/48	11,517,708	10,920,432
3.500%, 03/01/48	8,194,894	7,755,456
4.000%, 01/01/45	1,920,421	1,891,099
4.000%, 12/01/45	4,310,827	4,237,706
4.000%, 03/01/48	365,777	358,290
4.000%, 06/01/48	24,998	24,410
4.000%, 11/01/48	591,277	579,174

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.500%, 10/01/48	1,234,864	1,231,448
5.000%, 06/01/48	333,128	338,382
5.000%, 08/01/48	57,640	58,434
5.000%, 10/01/48	670,893	680,231
Freddie Mac 30 Yr. Pool
2.000%, 04/01/52	6,650,722	5,501,326
2.500%, 01/01/52	7,317,525	6,312,904
2.500%, 02/01/52	8,481,461	7,314,079
2.500%, 04/01/52	2,211,042	1,906,448
2.500%, 05/01/52	8,792,324	7,583,339
3.000%, 01/01/50	5,311,088	4,828,770
Freddie Mac Multifamily Structured Pass-Through Certificates
3.750%, 04/25/33	5,465,000	5,238,749
Freddie Mac REMICS (CMO)
3.000%, 04/15/48	687,424	611,346
Freddie Mac STACR REMIC Trust (CMO)
6.060%, SOFR30A + 1.500%, 10/25/41 (144A) (a)	3,000,000	2,854,453
Ginnie Mae II 30 Yr. Pool
2.500%, TBA (b)	26,700,000	23,512,289
3.000%, 10/20/46	762,349	705,934
3.000%, 12/20/46	2,400,560	2,221,179
3.000%, 04/20/47	490,473	453,253
3.000%, 11/20/47	864,393	800,215
3.000%, 10/20/49	906,122	807,946
3.500%, 04/20/46	1,725,411	1,640,895
3.500%, 05/20/46	767,962	730,949
3.500%, 06/20/46	169,217	161,106
3.500%, 11/20/46	2,550,494	2,428,225
3.500%, 01/20/47	441,851	420,702
3.500%, 09/20/47	823,053	784,756
3.500%, 11/20/47	1,674,968	1,590,204
3.500%, 07/20/49	125,830	116,802
4.000%, 11/20/47	846,581	826,473
4.000%, 12/20/47	765,170	747,000
4.000%, 03/20/48	553,286	540,148
4.000%, 10/20/48	1,102,986	1,074,073
4.500%, 02/20/47	1,591,510	1,602,635
4.500%, 06/20/47	2,417,002	2,404,701
4.500%, TBA (b)	8,225,000	8,101,231
5.000%, 06/20/47	1,307,340	1,329,531
5.000%, 09/20/47	679,307	690,842
5.000%, TBA (b)	3,825,000	3,829,781
Government National Mortgage Association (CMO)
3.500%, 09/20/48	1,345,317	1,291,143
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.000%, TBA (b)	74,150,000	61,354,189
2.500%, TBA (b)	73,500,000	63,416,719
3.000%, TBA (b)	31,850,000	28,607,577
3.500%, TBA (b)	18,575,000	17,271,122
4.000%, TBA (b)	35,500,000	33,969,198
4.500%, TBA (b)	37,600,000	36,844,740
5.000%, TBA (b)	48,100,000	47,966,599
5.500%, TBA (b)	33,625,000	33,964,533

		593,924,277

BHFTI-344

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—24.3%
U.S. Treasury Bonds
2.000%, 11/15/41 (c)	86,087,000	$64,972,146
2.375%, 02/15/42 (c)	30,550,000	24,566,496
3.625%, 02/15/53 (c)	31,896,000	31,661,006
3.875%, 02/15/43	6,940,000	7,001,810
U.S. Treasury Inflation Indexed Notes
1.125%, 01/15/33 (d)	11,662,505	11,631,982
1.625%, 10/15/27 (d)	11,160,892	11,378,006
U.S. Treasury Notes
3.500%, 02/15/33	4,540,000	4,547,803
3.625%, 03/31/28	52,863,000	52,949,728
3.875%, 03/31/25	21,220,000	21,155,345
4.000%, 02/29/28 (c)	41,902,000	42,658,200
4.625%, 02/28/25 (c)	16,444,000	16,603,944
4.625%, 03/15/26 (c)	80,700,000	82,540,969

		371,667,435

Total U.S. Treasury & Government Agencies (Cost $991,755,859)		965,591,712

Corporate Bonds & Notes—28.5%

Aerospace/Defense—0.3%
BAE Systems Holdings, Inc.
3.850%, 12/15/25 (144A) (c)	1,500,000	1,454,639
Boeing Co. (The)
1.433%, 02/04/24	3,500,000	3,381,533

		4,836,172

Agriculture—0.7%
BAT Capital Corp.
4.390%, 08/15/37	830,000	676,993
4.540%, 08/15/47 (c)	5,585,000	4,159,319
5.650%, 03/16/52 (c)	430,000	377,409
Imperial Brands Finance plc
3.125%, 07/26/24 (144A)	2,800,000	2,712,047
Reynolds American, Inc.
5.700%, 08/15/35	1,170,000	1,106,140
5.850%, 08/15/45 (c)	1,805,000	1,627,315

		10,659,223

Airlines—0.1%
U.S. Airways Pass-Through Trust
6.250%, 04/22/23	862,856	862,148

Banks—11.5%
Bank of America Corp.
1.658%, SOFR + 0.910%, 03/11/27 (a)	9,885,000	8,949,616
1.734%, SOFR + 0.960%, 07/22/27 (a) (c)	1,591,000	1,426,666
2.087%, SOFR + 1.060%, 06/14/29 (a) (c)	3,640,000	3,134,811
2.299%, SOFR + 1.220%, 07/21/32 (a)	1,860,000	1,498,969
2.496%, 3M LIBOR + 0.990%, 02/13/31 (a)	1,060,000	897,746
2.687%, SOFR + 1.320%, 04/22/32 (a)	3,770,000	3,146,156
3.970%, 3M LIBOR + 1.070%, 03/05/29 (a)	990,000	937,261

Banks—(Continued)
Citigroup, Inc.
0.981%, SOFR + 0.669%, 05/01/25 (a)	335,000	318,254
1.462%, SOFR + 0.770%, 06/09/27 (a) (c)	6,220,000	5,522,568
2.561%, SOFR + 1.167%, 05/01/32 (a)	1,905,000	1,580,493
2.572%, SOFR + 2.107%, 06/03/31 (a)	1,230,000	1,037,763
2.976%, SOFR + 1.422%, 11/05/30 (a)	1,090,000	954,374
3.057%, SOFR + 1.351%, 01/25/33 (a) (c)	5,015,000	4,244,019
3.070%, SOFR + 1.280%, 02/24/28 (a)	960,000	892,522
Credit Suisse Group AG
1.305%, SOFR + 0.980%, 02/02/27 (144A) (a)	1,650,000	1,388,871
2.593%, SOFR + 1.560%, 09/11/25 (144A) (a)	480,000	444,576
3.091%, SOFR + 1.730%, 05/14/32 (144A) (a) (c)	3,395,000	2,729,478
3.869%, 3M LIBOR + 1.410%, 01/12/29 (144A) (a)	785,000	698,887
6.373%, SOFR + 3.340%, 07/15/26 (144A) (a)	1,250,000	1,207,994
6.537%, SOFR + 3.920%, 08/12/33 (144A) (a)	7,940,000	8,158,350
9.016%, SOFR + 5.020%, 11/15/33 (144A) (a) (c)	6,590,000	7,808,491
DNB Bank ASA
1.605%, 1Y H15 + 0.680%, 03/30/28 (144A) (a) (c)	3,140,000	2,744,302
Goldman Sachs Group, Inc. (The)
0.925%, SOFR + 0.486%, 10/21/24 (a) (c)	2,060,000	2,004,380
1.217%, 12/06/23 (c)	5,155,000	5,006,830
1.431%, SOFR + 0.798%, 03/09/27 (a) (c)	5,605,000	5,015,352
1.542%, SOFR + 0.818%, 09/10/27 (a) (c)	2,995,000	2,633,795
1.948%, SOFR + 0.913%, 10/21/27 (a) (c)	3,925,000	3,506,688
2.383%, SOFR + 1.248%, 07/21/32 (a)	2,705,000	2,196,147
2.650%, SOFR + 1.264%, 10/21/32 (a)	685,000	565,983
HSBC Holdings plc
2.013%, SOFR + 1.732%, 09/22/28 (a) (c)	6,700,000	5,739,482
2.206%, SOFR + 1.285%, 08/17/29 (a) (c)	2,880,000	2,414,849
2.804%, SOFR + 1.187%, 05/24/32 (a)	1,705,000	1,392,309
4.755%, SOFR + 2.110%, 06/09/28 (a)	675,000	653,740
6.332%, SOFR + 2.650%, 03/09/44 (a) (c)	1,335,000	1,410,002
JPMorgan Chase & Co.
0.969%, 3M LIBOR + 0.580%, 06/23/25 (a)	3,930,000	3,722,900
1.040%, 3M LIBOR + 0.695%, 02/04/27 (a)	1,700,000	1,517,424
1.578%, SOFR + 0.885%, 04/22/27 (a)	5,695,000	5,116,812
1.953%, SOFR + 1.065%, 02/04/32 (a)	3,330,000	2,678,987
2.545%, SOFR + 1.180%, 11/08/32 (a)	3,000,000	2,487,284
2.580%, SOFR + 1.250%, 04/22/32 (a)	1,440,000	1,211,979
2.739%, SOFR + 1.510%, 10/15/30 (a)	1,215,000	1,060,658
2.947%, SOFR + 1.170%, 02/24/28 (a) (c)	1,250,000	1,158,476
Lloyds Banking Group plc
1.627%, 1Y H15 + 0.850%, 05/11/27 (a) (c)	1,200,000	1,054,324
3.870%, 1Y H15 + 3.500%, 07/09/25 (a) (c)	2,515,000	2,444,541
4.976%, 1Y H15 + 2.300%, 08/11/33 (a) (c)	3,055,000	2,924,654
Macquarie Group, Ltd.
2.871%, SOFR + 1.532%, 01/14/33 (144A) (a)	5,160,000	4,179,283
4.442%, SOFR + 2.405%, 06/21/33 (144A) (a)	680,000	617,885
5.033%, 3M LIBOR + 1.750%, 01/15/30 (144A) (a) (c)	628,000	619,414
Morgan Stanley
1.164%, SOFR + 0.560%, 10/21/25 (a) (c)	7,505,000	7,008,562
1.928%, SOFR + 1.020%, 04/28/32 (a)	3,790,000	2,981,609
2.475%, SOFR + 1.000%, 01/21/28 (a)	2,740,000	2,502,632
2.484%, SOFR + 1.360%, 09/16/36 (a) (c)	2,235,000	1,697,927
NatWest Group plc
4.269%, 3M LIBOR + 1.762%, 03/22/25 (a)	3,830,000	3,758,509

BHFTI-345

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Banks—(Continued)
PNC Financial Services Group, Inc. (The)
5.068%, SOFR + 1.933%, 01/24/34 (a) (c)	2,010,000	$1,982,889
6.037%, SOFR + 2.140%, 10/28/33 (a)	1,455,000	1,530,924
Santander UK Group Holdings plc
1.089%, SOFR + 0.787%, 03/15/25 (a)	3,445,000	3,255,427
1.532%, 1Y H15 + 1.250%, 08/21/26 (a) (c)	330,000	294,417
1.673%, SOFR + 0.989%, 06/14/27 (a) (c)	1,250,000	1,087,958
2.469%, SOFR + 1.220%, 01/11/28 (a) (c)	725,000	637,602
Santander UK plc
5.000%, 11/07/23 (144A)	3,950,000	3,902,000
U.S. Bancorp
4.839%, SOFR + 1.600%, 02/01/34 (a)	2,745,000	2,663,543
5.850%, SOFR + 2.090%, 10/21/33 (a)	1,480,000	1,545,900
UBS Group AG
5.711%, 1Y H15 + 1.550%, 01/12/27 (144A) (a) (c)	1,040,000	1,030,517
Wells Fargo & Co.
2.164%, 3M LIBOR + 0.750%, 02/11/26 (a) (c)	2,075,000	1,951,867
2.393%, SOFR + 2.100%, 06/02/28 (a) (c)	6,130,000	5,519,813
3.350%, SOFR + 1.500%, 03/02/33 (a) (c)	5,270,000	4,567,774
3.526%, SOFR + 1.510%, 03/24/28 (a)	4,740,000	4,472,143
5.013%, SOFR + 4.502%, 04/04/51 (a)	755,000	710,083

		176,158,441

Beverages—0.1%
Bacardi, Ltd.
4.450%, 05/15/25 (144A)	405,000	398,715
5.300%, 05/15/48 (144A)	1,105,000	1,031,259

		1,429,974

Biotechnology—0.3%
Amgen, Inc.
5.250%, 03/02/33 (c)	1,530,000	1,571,921
5.600%, 03/02/43	1,530,000	1,576,358
5.650%, 03/02/53 (c)	1,815,000	1,888,872

		5,037,151

Chemicals—0.3%
International Flavors & Fragrances, Inc.
2.300%, 11/01/30 (144A) (c)	4,273,000	3,429,061
5.000%, 09/26/48 (c)	460,000	392,219

		3,821,280

Commercial Services—0.1%
Global Payments, Inc.
5.400%, 08/15/32 (c)	795,000	779,479
5.950%, 08/15/52 (c)	1,024,000	974,109

		1,753,588

Diversified Financial Services—1.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.000%, 10/29/28	1,765,000	1,540,884
3.300%, 01/30/32	4,300,000	3,562,239
3.875%, 01/23/28 (c)	475,000	438,138
Air Lease Corp. 2.300%, 02/01/25 (c)	4,715,000	4,462,301

Diversified Financial Services—(Continued)
American Express Co. 2.550%, 03/04/27 (c)	1,930,000	1,781,582
Avolon Holdings Funding, Ltd.
2.528%, 11/18/27 (144A)	1,274,000	1,078,276
2.875%, 02/15/25 (144A)	1,995,000	1,871,698
3.950%, 07/01/24 (144A) (c)	560,000	544,869
Capital One Financial Corp. 3.273%, SOFR + 1.790%, 03/01/30 (a) (c)	2,700,000	2,300,385
Intercontinental Exchange, Inc. 1.850%, 09/15/32 (c)	2,155,000	1,687,816
ORIX Corp. 5.200%, 09/13/32 (c)	1,585,000	1,596,848
Park Aerospace Holdings, Ltd. 5.500%, 02/15/24 (144A)	390,000	386,354

		21,251,390

Electric—2.0%
Appalachian Power Co.
3.300%, 06/01/27 (c)	760,000	718,381
4.450%, 06/01/45	1,440,000	1,225,628
Duke Energy Carolinas LLC 4.250%, 12/15/41 (c)	1,300,000	1,152,409
Duke Energy Progress LLC
4.100%, 05/15/42	1,000,000	862,778
4.100%, 03/15/43	2,325,000	1,999,868
Evergy Metro, Inc. 4.200%, 03/15/48	2,250,000	1,899,993
Eversource Energy 4.600%, 07/01/27 (c)	1,660,000	1,661,952
FirstEnergy Transmission LLC
4.350%, 01/15/25 (144A)	3,430,000	3,382,754
Florida Power & Light Co.
3.990%, 03/01/49	2,000,000	1,733,774
International Transmission Co.
4.625%, 08/15/43	2,750,000	2,355,908
MidAmerican Energy Co.
4.800%, 09/15/43	905,000	871,352
PacifiCorp
3.350%, 07/01/25	2,000,000	1,921,303
Pennsylvania Electric Co.
3.250%, 03/15/28 (144A)	570,000	529,334
4.150%, 04/15/25 (144A)	2,800,000	2,723,673
Public Service Co. of Colorado
5.250%, 04/01/53	1,545,000	1,573,747
Public Service Co. of New Mexico
3.850%, 08/01/25	3,135,000	3,045,586
Southwestern Electric Power Co.
4.100%, 09/15/28 (c)	3,000,000	2,905,935

		30,564,375

Entertainment—0.5%
Warnermedia Holdings, Inc.
5.050%, 03/15/42 (144A) (c)	4,510,000	3,772,320
5.141%, 03/15/52 (144A)	5,322,000	4,312,062

		8,084,382

BHFTI-346

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Food—0.5%
JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc.
3.000%, 05/15/32 (144A) (c)	1,085,000	$849,783
3.750%, 12/01/31 (144A) (c)	380,000	313,809
4.375%, 02/02/52 (144A) (c)	1,500,000	1,084,014
6.500%, 12/01/52 (144A) (c)	1,795,000	1,703,817
Kraft Heinz Foods Co.
5.200%, 07/15/45	1,915,000	1,855,939
Pilgrim’s Pride Corp.
3.500%, 03/01/32 (c)	1,200,000	976,560

		6,783,922

Gas—0.5%
KeySpan Gas East Corp.
3.586%, 01/18/52 (c)	5,000,000	3,616,273
5.994%, 03/06/33	220,000	226,813
Southern Co. Gas Capital Corp.
3.250%, 06/15/26 (c)	4,000,000	3,832,422
Spire, Inc.
4.700%, 08/15/44 (c)	1,000,000	834,998

		8,510,506

Healthcare-Services—1.9%
Centene Corp.
3.000%, 10/15/30 (c)	4,362,000	3,673,157
CommonSpirit Health
2.782%, 10/01/30	870,000	739,088
3.347%, 10/01/29 (c)	1,050,000	944,220
Elevance Health, Inc.
3.650%, 12/01/27 (c)	2,235,000	2,159,760
Fresenius Medical Care U.S. Finance III, Inc.
1.875%, 12/01/26 (144A)	2,050,000	1,780,427
HCA, Inc.
2.375%, 07/15/31	465,000	375,247
3.625%, 03/15/32 (144A) (c)	1,875,000	1,652,870
4.125%, 06/15/29	2,493,000	2,335,277
5.250%, 06/15/26 (c)	1,505,000	1,506,366
5.250%, 06/15/49 (c)	3,200,000	2,885,592
5.500%, 06/15/47	1,000,000	938,689
5.875%, 02/01/29	2,000,000	2,043,246
Humana, Inc.
3.700%, 03/23/29 (c)	4,685,000	4,407,743
New York and Presbyterian Hospital (The)
3.563%, 08/01/36	4,490,000	3,889,756

		29,331,438

Insurance—1.0%
Aon Corp.
3.900%, 02/28/52 (c)	960,000	774,171
Arthur J Gallagher & Co.
5.750%, 03/02/53 (c)	1,490,000	1,493,561
Athene Global Funding
1.985%, 08/19/28 (144A)	5,100,000	4,126,994
3.205%, 03/08/27 (144A) (c)	1,055,000	969,193

Insurance—(Continued)
Berkshire Hathaway Finance Corp.
3.850%, 03/15/52	615,000	514,261
Farmers Exchange Capital III
5.454%, 3M LIBOR + 3.454%, 10/15/54 (144A) (a)	3,530,000	3,239,437
Farmers Insurance Exchange
4.747%, 3M LIBOR + 3.231%, 11/01/57 (144A) (a)	90,000	72,311
Teachers Insurance & Annuity Association of America
4.375%, 3M LIBOR + 2.661%, 09/15/54 (144A) (a) (c)	3,500,000	3,406,964

		14,596,892

Internet—0.1%
Meta Platforms, Inc.
4.450%, 08/15/52	880,000	774,171
Tencent Holdings, Ltd.
3.680%, 04/22/41 (144A)	920,000	701,772
3.840%, 04/22/51 (144A)	910,000	660,088

		2,136,031

Media—0.6%
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
5.250%, 04/01/53 (c)	1,605,000	1,300,748
5.375%, 05/01/47 (c)	6,500,000	5,362,813
Time Warner Cable LLC
5.500%, 09/01/41	2,065,000	1,784,252

		8,447,813

Oil & Gas—0.3%
Hess Corp.
5.600%, 02/15/41 (c)	1,200,000	1,156,735
Petroleos Mexicanos
6.750%, 09/21/47	3,228,000	2,098,397
6.950%, 01/28/60	355,000	229,476
7.690%, 01/23/50 (c)	1,660,000	1,171,443

		4,656,051

Packaging & Containers—0.4%
Amcor Finance USA, Inc.
3.625%, 04/28/26 (c)	2,625,000	2,526,969
Berry Global, Inc.
1.570%, 01/15/26	1,660,000	1,506,965
1.650%, 01/15/27	2,575,000	2,254,318

		6,288,252

Pharmaceuticals—1.0%
Bayer U.S. Finance LLC
4.250%, 12/15/25 (144A)	135,000	132,097
4.375%, 12/15/28 (144A)	4,506,000	4,356,557
4.400%, 07/15/44 (144A) (c)	1,205,000	993,437
4.625%, 06/25/38 (144A) (c)	1,250,000	1,144,700
4.875%, 06/25/48 (144A) (c)	1,965,000	1,762,664
Cigna Group (The)
3.400%, 03/15/51	739,000	543,786
3.875%, 10/15/47	1,100,000	890,872

BHFTI-347

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Pharmaceuticals—(Continued)
CVS Health Corp.
5.050%, 03/25/48 (c)	5,280,000	$4,939,473
5.125%, 07/20/45	100,000	94,866

		14,858,452

Pipelines—0.7%
Enbridge, Inc.
5.700%, 03/08/33	450,000	468,065
Energy Transfer L.P.
5.000%, 05/15/50 (c)	3,455,000	2,948,940
5.150%, 03/15/45	2,352,000	2,047,579
5.400%, 10/01/47 (c)	885,000	786,699
Plains All American Pipeline L.P. / PAA Finance Corp.
3.800%, 09/15/30	1,290,000	1,149,543
Rockies Express Pipeline LLC
4.950%, 07/15/29 (144A) (c)	3,000,000	2,672,540
Sabine Pass Liquefaction LLC
4.500%, 05/15/30 (c)	1,075,000	1,036,970

		11,110,336

Real Estate Investment Trusts—1.6%
American Assets Trust L.P.
3.375%, 02/01/31 (c)	1,950,000	1,565,985
American Homes 4 Rent L.P.
2.375%, 07/15/31 (c)	975,000	776,998
3.625%, 04/15/32 (c)	860,000	744,678
American Tower Corp.
2.700%, 04/15/31	715,000	599,627
5.650%, 03/15/33 (c)	2,000,000	2,058,556
CubeSmart L.P.
2.500%, 02/15/32 (c)	530,000	425,347
Extra Space Storage L.P.
2.350%, 03/15/32	525,000	412,541
2.550%, 06/01/31 (c)	1,000,000	811,085
3.900%, 04/01/29	320,000	294,529
GLP Capital L.P. / GLP Financing II, Inc.
3.250%, 01/15/32	82,000	66,531
4.000%, 01/15/30	392,000	347,598
4.000%, 01/15/31	60,000	51,469
5.250%, 06/01/25	280,000	273,353
5.300%, 01/15/29	265,000	252,850
5.375%, 04/15/26 (c)	1,575,000	1,528,458
5.750%, 06/01/28	2,000,000	1,950,811
Healthcare Realty Holdings L.P.
2.000%, 03/15/31 (c)	1,347,000	1,051,130
2.050%, 03/15/31	141,000	106,907
3.500%, 08/01/26	2,399,000	2,231,608
Hudson Pacific Properties L.P.
3.250%, 01/15/30	480,000	311,375
5.950%, 02/15/28	1,395,000	1,056,488
Invitation Homes Operating Partnership L.P.
2.000%, 08/15/31 (c)	310,000	237,787
4.150%, 04/15/32 (c)	1,545,000	1,384,932
Life Storage L.P.
2.400%, 10/15/31	240,000	193,445

Real Estate Investment Trusts—(Continued)
Physicians Realty L.P.
2.625%, 11/01/31 (c)	990,000	779,822
VICI Properties L.P.
5.125%, 05/15/32 (c)	1,621,000	1,527,209
5.625%, 05/15/52 (c)	954,000	859,048
VICI Properties L.P. / VICI Note Co., Inc.
3.750%, 02/15/27 (144A) (c)	35,000	32,311
3.875%, 02/15/29 (144A)	920,000	817,990
4.125%, 08/15/30 (144A) (c)	262,000	231,421
4.500%, 09/01/26 (144A)	550,000	517,361
4.500%, 01/15/28 (144A)	389,000	360,233
4.625%, 06/15/25 (144A)	145,000	140,188
5.750%, 02/01/27 (144A) (c)	240,000	235,592

		24,235,263

Retail—0.1%
Alimentation Couche-Tard, Inc.
3.550%, 07/26/27 (144A) (c)	2,340,000	2,196,539

Savings & Loans—0.1%
Nationwide Building Society
2.972%, SOFR + 1.290%, 02/16/28 (144A) (a) (c)	2,435,000	2,192,714

Semiconductors—0.2%
Broadcom, Inc.
2.600%, 02/15/33 (144A) (c)	1,969,000	1,544,051
3.469%, 04/15/34 (144A)	916,000	752,294

		2,296,345

Software—0.7%
Fiserv, Inc.
5.600%, 03/02/33	2,335,000	2,421,689
Oracle Corp.
3.600%, 04/01/50 (c)	2,750,000	1,950,560
3.950%, 03/25/51 (c)	2,710,000	2,039,214
5.550%, 02/06/53	1,310,000	1,247,174
6.900%, 11/09/52	1,465,000	1,642,069
Take-Two Interactive Software, Inc.
4.000%, 04/14/32 (c)	775,000	712,057

		10,012,763

Telecommunications—1.5%
AT&T, Inc.
2.550%, 12/01/33 (c)	1,163,000	935,459
4.300%, 12/15/42 (c)	1,791,000	1,558,721
4.850%, 03/01/39	1,368,000	1,284,314
5.250%, 03/01/37 (c)	2,485,000	2,485,171
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC
4.738%, 03/20/25 (144A)	4,240,000	4,207,724
5.152%, 09/20/29 (144A)	1,650,000	1,639,482
T-Mobile USA, Inc.
2.550%, 02/15/31	3,056,000	2,590,239
3.750%, 04/15/27	2,145,000	2,061,931
3.875%, 04/15/30	4,498,000	4,220,535

BHFTI-348

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Corporate Bonds & Notes—(Continued)

Security Description	Principal Amount*	Value

Telecommunications—(Continued)
Vodafone Group plc
4.875%, 06/19/49 (c)	2,620,000	$2,366,753

		23,350,329

Total Corporate Bonds & Notes (Cost $476,982,073)		435,461,770

Asset-Backed Securities—10.4%

Asset-Backed - Home Equity—0.8%
New Century Home Equity Loan Trust 5.625%, 1M LIBOR + 0.780%, 08/25/34 (a)	5,259,550	4,908,873
Option One Mortgage Loan Trust 5.505%, 1M LIBOR + 0.660%, 05/25/35 (a)	178,807	177,384
Soundview Home Loan Trust 5.055%, 1M LIBOR + 0.210%, 06/25/37 (a)	10,257,173	6,891,228

		11,977,485

Asset-Backed - Other—6.1%
AGL CLO 12, Ltd. 5.968%, 3M LIBOR + 1.160%, 07/20/34 (144A) (a)	5,400,000	5,280,152
AIG CLO, Ltd. 5.928%, 3M LIBOR + 1.120%, 04/20/32 (144A) (a)	5,000,000	4,931,105
Ameriquest Mortgage Securities, Inc. 5.430%, 1M LIBOR + 0.585%, 03/25/36 (a)	179,900	178,928
5.595%, 1M LIBOR + 0.750%, 01/25/36 (a)	5,965,000	5,676,233
AMMC CLO XIII, Ltd. 5.866%, 3M LIBOR + 1.050%, 07/24/29 (144A) (a)	3,002,513	2,985,741
Arbor Realty Commercial Real Estate Notes, Ltd. 5.754%, 1M LIBOR + 1.070%, 08/15/34 (144A) (a)	4,570,000	4,484,719
Carrington Mortgage Loan Trust 4.985%, 1M LIBOR + 0.140%, 12/25/36 (a)	6,845,461	6,488,768
CWABS Asset-Backed Certificates Trust 5.895%, 1M LIBOR + 1.050%, 11/25/35 (a)	116,656	116,426
Dryden XXVI Senior Loan Fund 5.692%, 3M LIBOR + 0.900%, 04/15/29 (144A) (a)	1,991,875	1,973,624
Flexential Issuer 3.250%, 11/27/51 (144A)	4,753,000	4,235,982
FS Rialto 5.928%, 1M LIBOR + 1.200%, 12/16/36 (144A) (a)	1,881,577	1,868,334
JPMorgan Mortgage Acquisition Trust 5.195%, 1M LIBOR + 0.350%, 01/25/37 (a)	8,307,000	7,356,378
Madison Park Funding XIX, Ltd. 5.735%, 3M LIBOR + 0.920%, 01/22/28 (144A) (a)	1,497,602	1,480,657
Neuberger Berman CLO XX, Ltd. 6.442%, 3M LIBOR + 1.650%, 07/15/34 (144A) (a)	5,000,000	4,844,565
New Economy Assets Phase 1 Sponsor LLC 2.410%, 10/20/61 (144A)	4,765,000	4,059,667
Octagon Investment Partners 46, Ltd. 5.952%, 3M LIBOR + 1.160%, 07/15/36 (144A) (a)	5,520,000	5,368,139
OHA Credit Funding 4, Ltd. 6.465%, 3M LIBOR + 1.650%, 10/22/36 (144A) (a)	4,000,000	3,891,844
Popular ABS Mortgage Pass-Through Trust 5.430%, 1M LIBOR + 0.585%, 02/25/36 (a)	2,223,590	2,179,659
Rockford Tower CLO, Ltd. 5.998%, 3M LIBOR + 1.190%, 10/20/30 (144A) (a)	5,200,000	5,154,074

Asset-Backed - Other—(Continued)
Structured Asset Investment Loan Trust 5.645%, 1M LIBOR + 0.800%, 07/25/34 (a)	1,548,415	1,488,609
U.S. Small Business Administration 3.800%, 08/01/47	3,842,254	3,667,452
3.930%, 07/01/47	7,118,913	6,897,691
5.040%, 10/01/47	3,928,000	4,100,448
Wellman Park CLO, Ltd. 5.892%, 3M LIBOR + 1.100%, 07/15/34 (144A) (a)	4,750,000	4,634,167

		93,343,362

Asset-Backed - Student Loan—3.5%
Navient Student Loan Trust 5.895%, 1M LIBOR + 1.050%, 07/26/66 (144A) (a)	5,379,374	5,328,376
6.345%, 1M LIBOR + 1.500%, 10/25/58 (a)	2,470,000	2,214,405
SLC Student Loan Trust 5.026%, 3M LIBOR + 0.160%, 09/15/39 (a)	7,566,543	7,100,442
5.026%, 3M LIBOR + 0.160%, 03/15/55 (a)	6,978,726	6,614,685
SLM Student Loan Trust 5.148%, 3M LIBOR + 0.330%, 01/25/22 (a)	2,106,659	2,027,102
5.188%, 3M LIBOR + 0.370%, 01/25/40 (a)	2,704,170	2,479,258
5.368%, 3M LIBOR + 0.550%, 10/25/64 (144A) (a)	3,555,618	3,472,497
5.595%, 1M LIBOR + 0.750%, 05/26/26 (a)	4,259,403	4,080,818
5.595%, 1M LIBOR + 0.750%, 01/25/45 (144A) (a)	2,004,941	1,923,102
5.918%, 3M LIBOR + 1.100%, 07/25/23 (a)	4,247,225	4,131,150
6.066%, 3M LIBOR + 1.200%, 12/15/33 (144A) (a)	2,972,315	2,926,674
6.318%, 3M LIBOR + 1.500%, 04/25/23 (a)	1,748,976	1,742,681
6.645%, 1M LIBOR + 1.800%, 09/25/43 (a)	5,800,000	5,380,857
Wachovia Student Loan Trust 4.988%, 3M LIBOR + 0.170%, 04/25/40 (144A) (a)	3,579,335	3,420,466

		52,842,513

Total Asset-Backed Securities (Cost $161,041,397)		158,163,360

Mortgage-Backed Securities—7.7%

Collateralized Mortgage Obligations—4.9%
Angel Oak Mortgage Trust 3.353%, 01/25/67 (144A) (a)	7,141,782	6,530,792
CIM Trust
1.951%, 06/25/57 (144A) (a)	5,391,584	4,767,307
2.000%, 05/01/61 (144A) (a)	6,144,533	5,311,391
2.000%, 08/25/61 (144A) (a)	4,841,788	3,977,045
2.500%, 04/25/51 (144A) (a)	10,906,879	8,826,479
3.000%, 10/25/59 (144A) (a)	4,416,876	4,040,996
5.400%, 04/25/62 (144A) (a)	7,517,322	7,286,540
Credit Suisse Mortgage Trust 3.850%, 09/25/57 (144A) (a)	4,201,554	3,958,229
4.547%, 05/25/67 (144A) (a)	4,283,316	4,137,532
GS Mortgage-Backed Securities Trust 3.750%, 10/25/57 (144A)	3,379,720	3,231,839
JPMorgan Mortgage Trust
2.500%, 12/25/51 (144A) (a)	6,505,222	5,920,472
2.500%, 06/25/52 (144A) (a)	10,567,742	9,117,985

BHFTI-349

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Mortgage-Backed Securities—(Continued)

Security Description	Principal Amount*	Value

Collateralized Mortgage Obligations —(Continued)
PHH Alternative Mortgage Trust 5.445%, 1M LIBOR + 0.600%, 07/25/37 (a)	3,874,901	$3,718,622
Towd Point Mortgage Trust 2.750%, 10/25/56 (144A) (a)	743,077	728,778
WaMu Mortgage Pass-Through Certificates Trust 3.470%, 06/25/34 (a)	2,649,633	2,462,761
5.425%, 1M LIBOR + 0.580%, 10/25/45 (a)	1,788,341	1,632,765

		75,649,533

Commercial Mortgage-Backed Securities—2.8%
BAMLL Commercial Mortgage Securities Trust 4.091%, 08/10/38 (144A) (a)	3,265,000	2,950,010
BANK 4.493%, 06/15/55 (a)	4,231,000	4,022,595
BX Trust 3.202%, 12/09/41 (144A)	895,000	764,060
BXHPP Trust 5.334%, 1M LIBOR + 0.650%, 08/15/36 (144A) (a)	4,777,000	4,478,982
CALI Mortgage Trust 3.957%, 03/10/39 (144A)	2,200,000	1,924,180
COMM Mortgage Trust 3.620%, 07/10/50	2,728,219	2,643,351
CSAIL Commercial Mortgage Trust 2.561%, 03/15/53	3,384,500	2,849,880
DC Office Trust 2.965%, 09/15/45 (144A)	1,850,000	1,513,670
GS Mortgage Securities Corp. Trust 5.634%, 1M LIBOR + 0.950%, 12/15/36 (144A) (a)	4,225,000	4,070,193
Hudson Yards Mortgage Trust 2.943%, 12/10/41 (144A) (a)	1,850,000	1,562,100
3.228%, 07/10/39 (144A)	1,875,000	1,611,876
JPMorgan Chase Commercial Mortgage Securities Trust 3.397%, 06/05/39 (144A)	2,000,000	1,759,910
LCCM Trust 3.551%, 07/12/50 (144A)	2,834,000	2,637,579
MKT Mortgage Trust 2.694%, 02/12/40 (144A)	1,500,000	1,185,759
One Bryant Park Trust 2.516%, 09/15/54 (144A)	2,390,000	1,961,207
RBS Commercial Funding, Inc. Trust 3.834%, 01/15/32 (144A) (a)	1,205,000	1,166,445
SFAVE Commercial Mortgage Securities Trust 3.872%, 01/05/43 (144A) (a)	2,219,000	1,580,164
4.144%, 01/05/43 (144A) (a)	110,000	76,990
SMRT 8.178%, 1M LIBOR + 3.350%, 01/15/39 (144A) (a)	4,000,000	3,572,051

		42,331,002

Total Mortgage-Backed Securities (Cost $129,498,329)		117,980,535

Municipals—0.5%
Miami-Dade County, FL Aviation Revenue 3.555%, 10/01/34	600,000	536,234
New York City Transitional Finance Authority, Future Tax Secured Revenue 4.200%, 11/01/30	1,250,000	1,215,466
5.267%, 05/01/27	2,150,000	2,207,470
New York City, General Obligation Unlimited, Build America Bond 5.968%, 03/01/36	1,750,000	1,929,958
Regents of the University of California Medical Center Pooled Revenue 3.256%, 05/15/60	3,485,000	2,383,987

Total Municipals (Cost $10,032,564)		8,273,115

Short-Term Investments—13.3%

Mutual Funds—1.8%
State Street Institutional Liquid Reserves Fund, Trust Class 2.950%	27,683,394	27,691,699

U.S. Treasury—11.5%
U.S. Treasury Bills
4.471%, 05/25/23 (c) (e)	10,350,000	10,281,006
4.591%, 07/27/23 (c) (e)	22,480,000	22,145,091
4.724%, 07/20/23 (e)	56,030,000	55,251,323
4.737%, 08/03/23 (e)	10,666,000	10,495,753
4.776%, 07/18/23 (e)	29,690,000	29,282,839
4.831%, 06/15/23 (e)	15,395,000	15,250,111
5.082%, 08/31/23 (e)	19,440,000	19,060,987
5.192%, 08/24/23 (e)	13,715,000	13,459,357

		175,226,467

Total Short-Term Investments (Cost $202,840,503)		202,918,166

Securities Lending Reinvestments (f)—14.8%

Certificates of Deposit—2.7%
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (a)	3,000,000	3,005,535
Bank of Nova Scotia 5.500%, SOFR + 0.680%, 08/16/23 (a)	2,000,000	2,002,790
BNP Paribas S.A. 5.070%, SOFR + 0.250%, 09/08/23 (a)	4,000,000	4,000,000
Mitsubishi UFJ Trust and Banking Corp.
Zero Coupon, 05/03/23	4,000,000	3,982,080
4.990%, SOFR + 0.170%, 09/06/23 (a)	4,000,000	3,995,588
Royal Bank of Canada 5.390%, FEDEFF PRV + 0.560%, 04/10/23 (a)	2,000,000	2,000,156
5.400%, SOFR + 0.580%, 09/20/23 (a)	5,000,000	5,004,435
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (a)	3,000,000	3,001,685
State Street Bank and Trust Co. 5.510%, SOFR + 0.680%, 07/14/23 (a)	2,000,000	2,002,132
Sumitomo Mitsui Banking Corp. 5.570%, SOFR + 0.750%, 04/21/23 (a)	5,000,000	5,001,385

BHFTI-350

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Principal Amount*	Value

Certificates of Deposit—(Continued)
Svenska Handelsbanken AB 5.060%, SOFR + 0.230%, 08/08/23 (a)	2,000,000	$1,999,280
5.430%, SOFR + 0.600%, 04/12/23 (a)	2,000,000	2,000,248
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV+ 0.400%, 02/13/24 (a)	3,000,000	2,997,663

		40,992,977

Commercial Paper—1.0%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (a)	5,000,000	5,001,820
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (a)	3,000,000	3,003,837
LA Banque Postale S.A. 5.020%, SOFR + 0.190%, 09/13/23 (a)	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB 5.100%, SOFR + 0.270%, 08/25/23 (a)	1,000,000	999,555
5.510%, SOFR + 0.680%, 05/03/23 (a)	1,000,000	1,000,410
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (a)	3,000,000	3,000,000

		16,005,622

Repurchase Agreements—5.9%
Citigroup Global Markets, Inc. Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $5,137,979; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $5,100,001.	5,000,000	5,000,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $10,442,005; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $10,646,586.	10,437,829	10,437,829
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $11,321,793; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $11,594,290.	11,317,248	11,317,248
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $15,312,291; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $15,674,538.	15,300,000	15,300,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $21,614,850; collateralized by various Common Stock with an aggregate market value of $24,009,900.	21,600,000	21,600,000

Repurchase Agreements—(Continued)
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $5,502,278; collateralized by various Common Stock with an aggregate market value of $6,115,331.	5,500,000	5,500,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $5,024,500; collateralized by various Common Stock with an aggregate market value of $5,556,333.	5,000,000	5,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $200,080; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $204,217.	200,000	200,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/03/23 with a maturity value of $8,003,280; collateralized by various Common Stock with an aggregate market value of $8,908,755.	8,000,000	8,000,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $7,209,840; collateralized by various Common Stock with an aggregate market value of $8,017,879.	7,200,000	7,200,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $1,000,408; collateralized by various Common Stock with an aggregate market value of $1,122,797.	1,000,000	1,000,000

		90,555,077

Time Deposits—2.0%
Banco Santander S.A. (NY) 4.810%, 04/03/23	5,000,000	5,000,000
Barclays (NY) 4.830%, 04/03/23	5,000,000	5,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	5,000,000	5,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	2,000,000	2,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (a)	8,000,000	8,000,000
Rabobank (NY) 4.790%, 04/03/23	5,000,000	5,000,000

		30,000,000

Mutual Funds—3.2%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (g)	8,000,000	8,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (g)	8,000,000	8,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (g)	8,000,000	8,000,000
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (g)	8,000,000	8,000,000

BHFTI-351

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (f)—(Continued)

Security Description	Shares	Value

Mutual Funds —(Continued)
RBC U.S. Government Money Market Fund, Institutional Shares 4.750% (g)	5,000,000	$5,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (g)	8,000,000	8,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (g)	4,000,000	4,000,000

		49,000,000

Total Securities Lending Reinvestments (Cost $226,538,983)		226,553,676

Total Investments—138.4% (Cost $2,198,689,708)		2,114,942,334
Other assets and liabilities (net)—(38.4)%		(586,512,155)

Net Assets—100.0%		$1,528,430,179

*	Principalamount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(c)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $240,217,243 and the collateral received consisted of cash in the amount of $226,507,270 and non-cash collateral with a value of $18,605,833. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments. The non-cash collateral received consists of U.S. government securities that are held in safe-keeping by the lending agent, or a third-party custodian, and cannot be sold or repledged by the Portfolio.
(d)	Principal amount of security is adjusted for inflation.
(e)	The rate shown represents current yield to maturity.
(f)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(g)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $285,417,382, which is 18.7% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Note 2 Year Futures	06/30/23	1,828	USD	377,396,314	$2,932,265
U.S. Treasury Note 5 Year Futures	06/30/23	194	USD	21,244,516	420,133
U.S. Treasury Ultra Long Bond Futures	06/21/23	5	USD	705,625	29,901

Futures Contracts—Short
U.S. Treasury Note Ultra 10 Year Futures	06/21/23	(74)	USD	(8,964,406)	134,114

Net Unrealized Appreciation					$3,516,413

Swap Agreements

Centrally Cleared Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Payment Frequency	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)(1)
Receive	12M SOFR	Annually	3.000%	Annually	09/20/53	USD	5,281,000	$(119,119)	$—	$(119,119)
Receive	12M SOFR	Annually	3.000%	Annually	09/20/53	USD	5,452,000	(122,977)	—	(122,977)

Totals								$(242,096)	$—	$(242,096)

(1) There were no upfront premiums paid or (received), therefore the market value equals unrealized appreciation/(depreciation).

BHFTI-352

Brighthouse Funds Trust I

TCW Core Fixed Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate
(SOFR30A)—	Secured Overnight Financing Rate 30-Day Average

Other Abbreviations

(CLO)—	Collateralized Loan Obligation
(CMO)—	Collateralized Mortgage Obligation
(DAC)—	Designated Activity Company
(REMIC)—	Real Estate Mortgage Investment Conduit
(STACR)—	Structured Agency Credit Risk

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$965,591,712	$—	$965,591,712
Total Corporate Bonds & Notes*	—	435,461,770	—	435,461,770
Total Asset-Backed Securities*	—	158,163,360	—	158,163,360
Total Mortgage-Backed Securities*	—	117,980,535	—	117,980,535
Total Municipals*	—	8,273,115	—	8,273,115
Short-Term Investments
Mutual Funds	27,691,699	—	—	27,691,699
U.S. Treasury	—	175,226,467	—	175,226,467
Total Short-Term Investments	27,691,699	175,226,467	—	202,918,166
Securities Lending Reinvestments
Certificates of Deposit	—	40,992,977	—	40,992,977
Commercial Paper	—	16,005,622	—	16,005,622
Repurchase Agreements	—	90,555,077	—	90,555,077
Time Deposits	—	30,000,000	—	30,000,000
Mutual Funds	49,000,000	—	—	49,000,000
Total Securities Lending Reinvestments	49,000,000	177,553,676	—	226,553,676
Total Investments	$76,691,699	$2,038,250,635	$—	$2,114,942,334

Collateral for Securities Loaned (Liability)	$—	$(226,507,270)	$—	$(226,507,270)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$3,516,413	$—	$—	$3,516,413
Centrally Cleared Swap Contracts
Centrally Cleared Swap Contracts (Unrealized Depreciation)	$—	$(242,096)	$—	$(242,096)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-353

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—97.5% of Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
Textron, Inc. (a)	247,200	$17,459,736

Automobile Components—3.3%
Aptiv plc (b)	129,800	14,562,262
BorgWarner, Inc.	338,300	16,613,913

		31,176,175

Banks—2.3%
Huntington Bancshares, Inc.	413,000	4,625,600
Prosperity Bancshares, Inc.	200,000	12,304,000
Zions Bancorp N.A.	137,000	4,100,410

		21,030,010

Building Products—2.1%
Carrier Global Corp. (a)	200,000	9,150,000
Owens Corning (a)	111,400	10,672,120

		19,822,120

Capital Markets—2.7%
Bank of New York Mellon Corp. (The)	314,400	14,286,336
T. Rowe Price Group, Inc. (a)	100,000	11,290,000

		25,576,336

Chemicals—2.4%
RPM International, Inc.	99,900	8,715,276
Westlake Corp. (a)	119,000	13,801,620

		22,516,896

Commercial Services & Supplies—1.1%
Republic Services, Inc.	75,100	10,155,022

Communications Equipment—1.2%
Motorola Solutions, Inc.	39,000	11,159,070

Consumer Staples Distribution & Retail—2.0%
Sysco Corp.	238,400	18,411,632

Containers & Packaging—5.9%
AptarGroup, Inc. (a)	116,400	13,757,316
Avery Dennison Corp.	76,500	13,688,145
Crown Holdings, Inc. (a)	155,700	12,877,947
Packaging Corp. of America (a)	104,300	14,479,969

		54,803,377

Electric Utilities—3.2%
Alliant Energy Corp.	282,500	15,085,500
Xcel Energy, Inc.	224,300	15,126,792

		30,212,292

Electrical Equipment—1.0%
Hubbell, Inc. (a)	38,800	9,440,428

Electronic Equipment, Instruments & Components—3.1%
Amphenol Corp. - Class A	184,500	15,077,340

Electronic Equipment, Instruments & Components—(Continued)
Flex, Ltd. (a) (b)	603,000	13,875,030

		28,952,370

Entertainment—1.0%
Live Nation Entertainment, Inc. (a) (b)	136,000	9,520,000

Financial Services—1.4%
Global Payments, Inc.	124,000	13,049,760

Food Products—1.5%
Tyson Foods, Inc. - Class A	228,500	13,554,620

Ground Transportation—2.2%
J.B. Hunt Transport Services, Inc.	59,300	10,404,778
Landstar System, Inc. (a)	56,900	10,199,894

		20,604,672

Health Care Equipment & Supplies—4.9%
Cooper Cos., Inc. (The)	46,200	17,249,232
Hologic, Inc. (b)	189,400	15,284,580
Zimmer Biomet Holdings, Inc.	104,500	13,501,400

		46,035,212

Health Care Providers & Services—2.5%
Molina Healthcare, Inc. (a) (b)	28,100	7,516,469
Quest Diagnostics, Inc.	111,000	15,704,280

		23,220,749

Hotels, Restaurants & Leisure—3.9%
Darden Restaurants, Inc. (a)	66,500	10,318,140
Hilton Worldwide Holdings, Inc.	65,400	9,212,898
Yum! Brands, Inc.	126,500	16,708,120

		36,239,158

Household Durables—0.8%
Newell Brands, Inc. (a)	592,000	7,364,480

Insurance—8.1%
Allstate Corp. (The)	80,600	8,931,286
American Financial Group, Inc. (a)	113,000	13,729,500
Everest Re Group, Ltd. (a)	42,800	15,323,256
Old Republic International Corp. (a)	574,000	14,332,780
Progressive Corp. (The)	108,000	15,450,480
W.R. Berkley Corp.	133,400	8,305,484

		76,072,786

IT Services—0.9%
DXC Technology Co. (b)	337,100	8,616,276

Machinery—8.6%
AGCO Corp.	88,400	11,951,680
Lincoln Electric Holdings, Inc. (a)	56,500	9,554,150
Middleby Corp. (The) (a) (b)	104,200	15,276,762
Oshkosh Corp. (a)	113,400	9,432,612

BHFTI-354

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Common Stocks—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Parker-Hannifin Corp.	26,700	$8,974,137
Toro Co. (The) (a)	122,000	13,561,520
Xylem, Inc. (a)	112,000	11,726,400

		80,477,261

Metals & Mining—2.5%
Franco-Nevada Corp.	95,300	13,894,740
Reliance Steel & Aluminum Co.	37,000	9,499,380

		23,394,120

Office REITs—1.7%
Alexandria Real Estate Equities, Inc (a)	123,200	15,472,688

Oil, Gas & Consumable Fuels—2.5%
Coterra Energy, Inc. (a)	511,700	12,557,118
Devon Energy Corp. (a)	220,000	11,134,200

		23,691,318

Passenger Airlines—1.3%
Alaska Air Group, Inc. (a) (b)	294,400	12,353,024

Professional Services—5.8%
Genpact, Ltd. (a)	335,900	15,525,298
Leidos Holdings, Inc.	151,000	13,901,060
ManpowerGroup, Inc.	112,500	9,284,625
Maximus, Inc. (a)	200,000	15,740,000

		54,450,983

Residential REITs—3.5%
American Homes 4 Rent L.P. - Class A (a)	266,500	8,381,425
Camden Property Trust	104,200	10,924,328
Equity LifeStyle Properties, Inc. (a)	194,900	13,083,637

		32,389,390

Retail REITs—1.5%
National Retail Properties, Inc.	319,000	14,083,850

Semiconductors & Semiconductor Equipment—3.1%
MKS Instruments, Inc. (a)	146,800	13,009,416
Skyworks Solutions, Inc. (a)	134,000	15,809,320

		28,818,736

Specialized REITs—1.7%
Lamar Advertising Co. - Class A (a)	161,700	16,152,213

Specialty Retail—1.8%
Ross Stores, Inc. (a)	155,700	16,524,441

Technology Hardware, Storage & Peripherals—2.4%
Hewlett Packard Enterprise Co.	588,000	9,366,840
Western Digital Corp. (b)	347,700	13,097,859

		22,464,699

Textiles, Apparel & Luxury Goods—1.7%
Ralph Lauren Corp. (a)	69,400	8,096,898
Tapestry, Inc.	189,900	8,186,589

		16,283,487

Total Common Stocks (Cost $812,237,692)		911,549,387

Short-Term Investment—2.5%

Repurchase Agreement—2.5%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $23,503,365; collateralized by U.S. Treasury Note at 1.500%, maturing 02/15/25, with a market value of $23,969,314.	23,499,253	23,499,253

Total Short-Term Investments (Cost $23,499,253)		23,499,253

Securities Lending Reinvestments (c)—24.0%

Certificates of Deposit—2.0%
Bank of America N.A. 4.960%, FEDEFF PRV + 0.130%, 09/08/23 (d)	2,000,000	1,997,994
Bank of Montreal 5.610%, SOFR + 0.790%, 11/08/23 (d)	3,000,000	3,005,535
BNP Paribas S.A. 5.070%, SOFR + 0.250%, 09/08/23 (d)	2,000,000	2,000,000
5.270%, SOFR + 0.450%, 10/10/23 (d)	3,000,000	3,000,000
Credit Industriel et Commercial 5.020%, SOFR + 0.200%, 12/01/23 (d)	3,000,000	2,994,192
Standard Chartered Bank (NY) 5.580%, SOFR + 0.740%, 05/02/23 (d)	3,000,000	3,001,686
Svenska Handelsbanken AB 5.170%, SOFR + 0.340%, 10/31/23 (d)	2,000,000	1,998,596
Toronto-Dominion Bank (The) 5.230%, FEDEFF PRV + 0.400%, 02/13/24 (d)	1,000,000	999,221

		18,997,224

Commercial Paper—0.9%
DNB Bank ASA 5.300%, SOFR + 0.480%, 06/02/23 (d)	3,000,000	3,001,092
ING U.S. Funding LLC 5.550%, SOFR + 0.720%, 08/04/23 (d)	2,000,000	2,002,558
UBS AG 5.110%, SOFR + 0.280%, 11/27/23 (d)	3,000,000	3,000,000

		8,003,650

Master Demand Notes—0.2%
Bank of America N.A. 5.400%, SOFR + 0.580%, 05/15/23 (d)	2,000,000	2,000,205

BHFTI-355

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Principal Amount*	Value

Repurchase Agreements—12.3%
BNP Paribas Arbitrage S.N.C.
Repurchase Agreement dated 03/31/23 at 4.830%, due on 04/03/23 with a maturity value of $3,401,369; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $3,480,184.	3,400,000	$3,400,000
Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $17,006,871; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $17,400,918.	17,000,000	17,000,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $5,002,004; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $5,100,000.	5,000,000	5,000,000
Citigroup Global Markets, Inc.
Repurchase Agreement dated 03/31/23 at 4.780%, due on 04/03/23 with a maturity value of $26,130,440; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.875%, maturity dates ranging from 01/31/24 - 11/30/29, and an aggregate market value of $26,642,441.	26,120,036	26,120,036
Repurchase Agreement dated 03/31/23 at 5.120%, due on 05/05/23 with a maturity value of $3,014,933; collateralized by U.S. Treasury Obligations with rates ranging from 1.125% - 3.625%, maturity dates ranging from 04/30/29 - 08/15/52, and an aggregate market value of $3,060,000.	3,000,000	3,000,000
Repurchase Agreement dated 03/31/23 at 5.370%, due on 10/02/23 with a maturity value of $4,110,383; collateralized by U.S. Treasury Obligations with rates ranging from 1.625% - 3.625%, maturity dates ranging from 08/15/43 - 02/15/51, and an aggregate market value of $4,080,000.	4,000,000	4,000,000
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $5,002,008; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $5,122,398.	5,000,000	5,000,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $9,048,917; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $9,262,990.	9,041,654	9,041,654
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $20,914,369; collateralized by various Common Stock with an aggregate market value of $23,231,802.	20,900,000	20,900,000

Repurchase Agreements—(Continued)
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $3,401,408; collateralized by various Common Stock with an aggregate market value of $3,780,387.	3,400,000	3,400,000
Royal Bank of Canada Toronto Repurchase Agreement dated 03/31/23 at 5.040%, due on 05/05/23 with a maturity value of $3,014,700; collateralized by various Common Stock with an aggregate market value of $3,333,800.	3,000,000	3,000,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.790%, due on 04/03/23 with a maturity value of $900,359; collateralized by U.S. Treasury Obligations with rates ranging from 0.875% - 3.625%, maturity dates ranging from 09/30/24 - 05/15/52, and an aggregate market value of $918,977.	900,000	900,000
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $6,402,618; collateralized by various Common Stock with an aggregate market value of $7,120,895.	6,400,000	6,400,000
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $1,001,367; collateralized by various Common Stock with an aggregate market value of $1,113,594.	1,000,000	1,000,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $7,002,876; collateralized by various Common Stock with an aggregate market value of $7,781,367.	7,000,000	7,000,000

		115,161,690

Time Deposits—4.5%
Banco Santander S.A. (NY) 4.810%, 04/03/23	10,000,000	10,000,000
Barclays (NY) 4.830%, 04/03/23	5,000,000	5,000,000
DNB Bank ASA (NY) 4.760%, 04/03/23	5,000,000	5,000,000
DZ Bank AG (NY) 4.770%, 04/03/23	5,000,000	5,000,000
Mizuho Bank, Ltd. 4.820%, 04/03/23	5,000,000	5,000,000
National Bank of Canada 4.870%, OBFR + 0.050%, 04/06/23 (d)	2,000,000	2,000,000
Rabobank (NY) 4.790%, 04/03/23	10,000,000	10,000,000

		42,000,000

Mutual Funds—4.1%
BlackRock Liquidity Funds FedFund, Institutional Shares 4.710% (e)	2,000,000	2,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (e)	3,000,000	3,000,000
HSBC U.S. Government Money Market Fund, Class I 4.700% (e)	10,000,000	10,000,000

BHFTI-356

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (c)—(Continued)

Security Description	Shares	Value

Mutual Funds—(Continued)
Morgan Stanley Liquidity Funds Government Portfolio, Institutional Shares 4.730% (e)	3,000,000	$3,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (e)	5,000,000	5,000,000
Western Asset Institutional Government Reserves Fund, Institutional Class 4.720% (e)	15,000,000	15,000,000

		38,000,000

Total Securities Lending Reinvestments (Cost $224,161,717)		224,162,769

Total Investments—124.0% (Cost $1,059,898,662)		1,159,211,409
Other assets and liabilities (net)—(24.0)%		(224,144,716)

Net Assets—100.0%		$935,066,693

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $223,656,148 and the collateral received consisted of cash in the amount of $224,161,731. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(b)	Non-income producing security.
(c)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(d)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(e)	The rate shown represents the annualized seven-day yield as of March 31, 2023.

Glossary of Abbreviations

Index Abbreviations

(FEDEFF PRV)—	Effective Federal Funds Rate
(OBFR)—	U.S. Overnight Bank Funding Rate
(SOFR)—	Secured Overnight Financing Rate

Other Abbreviations

(REIT)—	Real Estate Investment Trust

BHFTI-357

Brighthouse Funds Trust I

Victory Sycamore Mid Cap Value Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total Common Stocks*	$911,549,387	$—	$—	$911,549,387
Total Short-Term Investment*	—	23,499,253	—	23,499,253
Securities Lending Reinvestments
Certificates of Deposit	—	18,997,224	—	18,997,224
Commercial Paper	—	8,003,650	—	8,003,650
Master Demand Notes	—	2,000,205	—	2,000,205
Repurchase Agreements	—	115,161,690	—	115,161,690
Time Deposits	—	42,000,000	—	42,000,000
Mutual Funds	38,000,000	—	—	38,000,000
Total Securities Lending Reinvestments	38,000,000	186,162,769	—	224,162,769
Total Investments	$949,549,387	$209,662,022	$—	$1,159,211,409

Collateral for Securities Loaned (Liability)	$—	$(224,161,731)	$—	$(224,161,731)

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-358

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—86.8% of Net Assets

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—32.7%
Fannie Mae 15 Yr. Pool
3.000%, 06/01/32	49,366	$47,207
3.000%, 10/01/32	5,135	4,910
3.000%, 02/01/33	1,833,919	1,752,488
3.000%, 03/01/33	248,274	237,412
3.000%, 04/01/33	194,787	186,261
3.000%, 05/01/33	85,778	81,727
3.000%, 06/01/33	37,143	35,388
3.000%, 07/01/33	186,418	177,621
3.000%, 08/01/33	826,064	787,156
3.000%, 10/01/33	189,525	180,503
3.000%, 11/01/33	121,000	115,287
3.000%, 12/01/33	64,797	61,737
3.000%, 01/01/34	59,408	56,603
3.000%, 02/01/34	98,908	94,248
3.000%, 03/01/34	251,522	238,865
3.000%, 05/01/34	124,417	118,162
Fannie Mae 20 Yr. Pool
2.000%, 11/01/41	2,242,473	1,929,258
2.500%, 04/01/42	5,072,297	4,478,045
3.000%, 05/01/42	6,270,706	5,768,256
3.500%, 07/01/32	1,065,666	1,048,400
3.500%, 01/01/34	718,293	699,555
4.000%, 11/01/31	429,674	419,499
4.000%, 08/01/32	347,348	339,119
Fannie Mae 30 Yr. Pool
2.000%, 01/01/51	167,989	139,706
2.000%, 02/01/51	398,009	330,534
2.000%, 03/01/51	84,587	70,329
2.000%, 04/01/51	3,133,727	2,597,990
2.000%, 08/01/51	1,614,836	1,338,598
2.000%, 10/01/51	100,000	83,155
2.000%, 01/01/52	653,207	541,638
2.000%, 02/01/52	1,026,519	853,186
2.000%, 03/01/52	1,791,386	1,498,468
2.500%, 06/01/50	644,459	560,846
2.500%, 09/01/50	460,521	399,142
2.500%, 10/01/50	2,825,971	2,463,127
2.500%, 11/01/50	535,953	467,041
2.500%, 01/01/51	485,027	423,948
2.500%, 02/01/51	65,897	57,705
2.500%, 03/01/51	274,186	236,845
2.500%, 04/01/51	244,702	214,167
2.500%, 05/01/51	332,240	288,240
2.500%, 06/01/51	164,483	143,909
2.500%, 07/01/51	85,837	75,260
2.500%, 09/01/51	446,175	389,017
2.500%, 10/01/51	3,570,506	3,082,691
2.500%, 11/01/51	712,521	624,817
2.500%, 12/01/51	4,954,031	4,304,967
2.500%, 02/01/52	923,578	804,802
2.500%, 03/01/52	644,566	560,089
2.500%, 04/01/52	362,291	314,849
3.000%, 09/01/42	926,567	854,563
3.000%, 10/01/42	580,440	535,366
3.000%, 11/01/42	1,302,246	1,201,097

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
3.000%, 06/01/43	131,116	120,922
3.000%, 07/01/43	291,010	268,627
3.000%, 10/01/43	291,148	268,860
3.000%, 01/01/45	263,420	242,965
3.000%, 08/01/46	135,765	124,540
3.000%, 09/01/46	402,088	368,925
3.000%, 10/01/46	170,175	155,814
3.000%, 11/01/48	697,182	640,564
3.000%, 09/01/49	584,337	529,489
3.000%, 11/01/49	132,230	119,818
3.000%, 02/01/50	595,754	542,748
3.000%, 03/01/50	538,580	487,800
3.000%, 04/01/50	850,954	771,115
3.000%, 08/01/50	291,832	264,651
3.000%, 11/01/50	452,211	411,546
3.000%, 05/01/51	165,638	149,773
3.000%, 06/01/51	476,146	433,439
3.000%, 09/01/51	577,357	521,126
3.000%, 10/01/51	1,480,515	1,336,055
3.000%, 11/01/51	1,591,058	1,447,186
3.000%, 12/01/51	88,144	79,853
3.000%, 01/01/52	628,059	573,213
3.000%, 03/01/52	91,681	83,525
3.000%, 04/01/52	475,598	427,063
3.500%, 11/01/42	1,308,497	1,245,175
3.500%, 11/01/46	209,985	199,321
3.500%, 07/01/47	959,673	906,052
3.500%, 10/01/47	62,091	58,627
3.500%, 12/01/47	2,431,717	2,293,556
3.500%, 06/01/49	280,937	264,814
3.500%, 08/01/50	65,771	61,840
3.500%, 05/01/51	201,843	188,379
3.500%, 07/01/51	1,367,366	1,282,848
3.500%, 12/01/51	179,205	167,489
3.500%, 01/01/52	370,548	347,478
3.500%, 03/01/52	560,483	524,991
3.500%, 04/01/52	1,407,959	1,315,044
3.500%, 05/01/52	1,807,426	1,692,114
4.000%, 10/01/39	44,677	43,725
4.000%, 11/01/40	1,174,982	1,149,939
4.000%, 01/01/42	131,738	128,930
4.000%, 04/01/42	188,235	184,222
4.000%, 09/01/42	909,054	889,674
4.000%, 10/01/42	113,132	110,721
4.000%, 11/01/42	113,408	111,368
4.000%, 06/01/43	116,643	114,200
4.000%, 08/01/43	176,682	172,776
4.000%, 09/01/43	780,640	763,594
4.000%, 10/01/43	128,855	126,558
4.000%, 02/01/44	49,238	48,188
4.000%, 04/01/44	58,794	57,523
4.000%, 02/01/45	59,489	57,999
4.000%, 06/01/45	32,422	31,731
4.000%, 12/01/45	459,383	447,880
4.000%, 03/01/46	33,482	32,709

BHFTI-359

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae 30 Yr. Pool
4.000%, 05/01/46	21,573	$21,046
4.000%, 09/01/47	8,601	8,483
4.000%, 05/01/48	390,608	379,535
4.000%, 10/01/48	711,930	689,691
4.000%, 05/01/52	97,119	93,636
4.000%, 06/01/52	1,725,768	1,661,008
4.000%, 07/01/52	2,130,004	2,038,098
4.500%, 12/01/40	789,026	793,509
4.500%, 08/01/41	65,596	65,969
4.500%, 11/01/41	420,186	422,577
4.500%, 12/01/43	100,040	99,397
4.500%, 10/01/44	526,266	526,008
4.500%, 02/01/45	214,121	213,897
4.500%, 03/01/46	92,038	92,560
4.500%, 05/01/48	26,660	26,583
4.500%, 12/01/48	915,368	912,377
4.500%, 04/01/49	22,241	22,148
4.500%, 09/01/49	103,912	103,575
4.500%, 10/01/49	48,913	48,730
4.500%, 07/01/52	2,436,657	2,391,542
4.500%, 08/01/58	116,983	115,188
5.000%, 04/01/41	7,356	7,396
5.000%, 06/01/41	22,189	22,404
5.000%, 08/01/41	11,349	11,398
5.000%, 08/01/48	50,534	51,183
5.500%, 12/01/39	226,180	234,186
5.500%, 04/01/40	227,989	236,705
5.500%, 06/01/40	25,896	26,886
5.500%, 05/01/41	91,703	95,209
5.500%, 06/01/41	152,120	157,938
5.500%, 07/01/41	155,412	161,354
5.500%, 12/01/41	303,435	315,038
5.500%, 02/01/42	673,254	698,996
5.500%, 05/01/44	179,461	186,321
6.000%, 10/01/34	61,420	63,999
6.000%, 09/01/37	14,508	15,197
6.000%, 10/01/37	151,714	159,039
6.000%, 01/01/38	150,309	157,822
6.000%, 03/01/38	54,843	58,101
6.000%, 07/01/38	26,071	27,405
6.000%, 01/01/40	148,750	156,362
6.000%, 05/01/40	214,449	225,282
6.000%, 07/01/41	190,483	199,018
6.000%, 01/01/42	14,749	15,214
6.500%, 07/01/32	37,283	39,197
6.500%, 12/01/32	10,960	11,511
6.500%, 07/01/35	12,611	13,132
6.500%, 12/01/35	110,698	116,018
6.500%, 08/01/36	188,591	197,716
Fannie Mae ARM Pool
3.187%, 12M LIBOR + 1.700%, 06/01/42 (a)	19,042	19,179
4.050%, 12M LIBOR + 1.800%, 07/01/41 (a)	8,577	8,590
4.051%, 12M LIBOR + 1.818%, 07/01/41 (a)	12,454	12,701
4.068%, 12M LIBOR + 1.818%, 09/01/41 (a)	6,486	6,462
4.080%, 12M LIBOR + 1.830%, 10/01/41 (a)	5,133	5,062

Agency Sponsored Mortgage - Backed—(Continued)
Fannie Mae ARM Pool
4.304%, 12M LIBOR + 1.818%, 02/01/42 (a)	29,938	29,496
Fannie Mae Grantor Trust
2.898%, 06/25/27	6,089,945	5,738,512
Fannie Mae Pool
2.500%, 10/01/50	370,965	316,627
2.500%, 05/01/51	383,617	325,290
2.500%, 01/01/52	285,773	242,318
2.500%, 09/01/61	556,653	465,446
3.000%, 08/01/27	30,379	28,966
3.000%, 10/01/27	47,584	45,377
3.000%, 11/01/27	14,558	13,888
3.000%, 12/01/27	27,914	26,613
3.000%, 01/01/28	26,135	24,916
3.000%, 02/01/28	22,396	21,355
3.000%, 03/01/28	27,862	26,833
3.000%, 04/01/28	22,469	21,421
3.000%, 05/01/28	28,846	27,499
3.000%, 06/01/28	25,272	24,092
3.000%, 07/01/28	27,577	26,289
3.000%, 08/01/28	29,333	27,963
3.000%, 09/01/28	31,254	29,793
3.000%, 01/01/29	26,370	25,144
3.000%, 03/01/29	39,786	37,924
3.500%, 09/01/32	1,003,292	974,800
3.500%, 10/01/56	1,199,759	1,120,744
6.500%, 08/01/39	640,945	665,197
6.674%, 02/01/39	45,725	47,118
Fannie Mae REMICS (CMO)
1.705%, -1x 1M LIBOR + 6.550%, 06/25/41 (a) (b)	23,727	362
1.750%, 06/25/42	101,322	92,516
1.750%, 01/25/43	94,820	86,957
3.000%, 05/25/46	1,802,408	1,702,376
4.250%, 03/25/42	812,708	794,436
4.500%, 12/25/40	51,851	52,387
4.750%, 01/25/41	197,602	195,580
5.000%, 12/25/23	4,688	4,660
5.000%, 12/25/34	113,362	114,404
5.000%, 03/25/35	90,900	91,750
5.000%, 08/25/39	148,899	150,349
5.000%, 02/25/41	81,183	82,548
5.500%, 06/25/35	17,132	17,051
5.500%, 08/25/35	483,920	488,496
5.765%, 1M LIBOR + 0.920%, 03/25/36 (a)	158,279	160,057
5.775%, 1M LIBOR + 0.930%, 06/25/36 (a)	229,086	231,570
6.000%, 06/25/45 (b)	247,952	38,351
Freddie Mac 15 Yr. Gold Pool
3.000%, 06/01/31	259,194	247,977
3.000%, 02/01/32	6,027	5,770
3.000%, 03/01/33	826,699	791,397
3.000%, 09/01/33	72,347	69,007
3.000%, 03/01/34	64,982	61,983
6.000%, 01/01/24	6,047	6,025
Freddie Mac 15 Yr. Pool
3.500%, 04/01/33	151,725	147,764

BHFTI-360

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 20 Yr. Gold Pool
3.000%, 11/01/33	854,606	$806,192
3.500%, 03/01/32	390,837	384,917
3.500%, 07/01/32	358,535	353,102
4.000%, 06/01/33	443,868	433,827
Freddie Mac 20 Yr. Pool
2.000%, 01/01/42	2,215,381	1,904,323
3.500%, 06/01/32	1,057,909	1,040,767
3.500%, 02/01/34	1,623,167	1,580,834
Freddie Mac 30 Yr. Gold Pool
3.000%, 11/01/42	87,455	80,753
3.000%, 01/01/43	104,436	96,424
3.000%, 02/01/43	511,002	471,802
3.000%, 03/01/43	5,143,713	4,749,136
3.000%, 06/01/43	1,200,812	1,108,678
3.500%, 04/01/40	64,281	61,394
3.500%, 05/01/40	131,455	125,551
3.500%, 06/01/40	143,705	137,251
3.500%, 07/01/40	17,144	16,374
3.500%, 08/01/40	79,677	76,098
3.500%, 09/01/40	54,193	51,759
3.500%, 10/01/40	30,007	28,659
3.500%, 04/01/42	292,323	279,192
3.500%, 07/01/42	43,831	41,862
3.500%, 08/01/42	26,270	25,086
3.500%, 09/01/42	111,629	106,455
3.500%, 10/01/42	701,989	670,441
3.500%, 01/01/43	232,654	222,195
3.500%, 02/01/43	123,919	118,351
3.500%, 04/01/43	365,275	348,812
3.500%, 05/01/43	167,420	159,834
3.500%, 11/01/44	195,671	185,118
3.500%, 02/01/45	4,033	3,852
3.500%, 06/01/45	7,699	7,298
3.500%, 11/01/45	1,735,354	1,641,760
3.500%, 01/01/46	5,662	5,351
3.500%, 02/01/46	468,143	442,455
3.500%, 05/01/46	563,299	532,570
3.500%, 06/01/46	84,752	80,101
3.500%, 07/01/46	9,053	8,556
3.500%, 08/01/46	64,361	61,428
3.500%, 09/01/46	369,288	349,257
3.500%, 01/01/47	1,005,333	950,173
3.500%, 02/01/47	1,016,889	960,025
3.500%, 11/01/47	15,966	15,090
3.500%, 12/01/47	237,861	224,513
4.000%, 11/01/41	2,821	2,764
4.000%, 09/01/42	1,299,326	1,272,993
4.000%, 10/01/42	14,356	14,114
4.000%, 11/01/42	175,651	172,143
4.000%, 12/01/42	59,542	58,433
4.000%, 01/01/43	10,510	10,331
4.000%, 02/01/43	95,424	93,518
4.000%, 03/01/43	37,131	36,495
4.000%, 04/01/43	11,798	11,602
4.000%, 05/01/43	133,484	130,817

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Gold Pool
4.000%, 06/01/43	19,142	18,629
4.000%, 07/01/43	160,062	156,628
4.000%, 08/01/43	109,803	107,294
4.000%, 09/01/43	206,500	202,298
4.000%, 10/01/43	194,101	189,878
4.000%, 01/01/44	136,337	133,277
4.000%, 02/01/44	23,781	23,284
4.000%, 04/01/44	12,085	11,833
4.000%, 07/01/44	300,414	294,329
4.000%, 01/01/45	187,252	182,759
4.000%, 02/01/45	203,386	198,741
4.000%, 05/01/45	326,663	320,045
4.000%, 12/01/45	205,911	200,970
4.000%, 12/01/47	451,617	439,195
4.000%, 05/01/48	224,068	218,090
4.500%, 05/01/39	41,785	42,068
4.500%, 09/01/40	335,821	338,096
4.500%, 02/01/41	31,772	31,987
4.500%, 08/01/41	291,027	292,999
4.500%, 09/01/41	43,856	44,153
4.500%, 10/01/41	85,653	86,234
4.500%, 02/01/44	11,367	11,320
5.000%, 01/01/35	81,150	82,951
5.000%, 05/01/35	36,162	36,971
5.000%, 07/01/35	465,131	475,526
5.000%, 11/01/35	599,438	612,866
5.000%, 06/01/41	791,979	809,775
5.000%, 07/01/41	101,893	103,434
5.500%, 03/01/34	538,320	556,128
5.500%, 07/01/35	350,802	362,405
Freddie Mac 30 Yr. Pool
2.000%, 03/01/51	91,325	75,928
2.000%, 09/01/51	180,189	149,611
2.000%, 11/01/51	270,796	225,975
2.500%, 02/01/51	92,988	80,353
2.500%, 06/01/50	189,944	165,236
2.500%, 07/01/50	627,272	549,331
2.500%, 11/01/50	2,172,830	1,902,050
2.500%, 12/01/50	301,821	264,317
2.500%, 02/01/51	296,185	256,005
2.500%, 05/01/51	181,778	157,021
2.500%, 09/01/51	3,735,362	3,227,692
2.500%, 11/01/51	1,895,185	1,657,246
2.500%, 01/01/52	2,490,206	2,170,094
2.500%, 03/01/52	556,254	483,934
2.500%, 04/01/52	3,195,093	2,785,589
3.000%, 09/01/48	404,389	369,300
3.000%, 09/01/49	1,608,808	1,469,468
3.000%, 11/01/49	485,487	441,824
3.000%, 03/01/50	223,450	203,157
3.000%, 05/01/50	122,129	111,226
3.000%, 02/01/51	258,199	233,679
3.000%, 04/01/52	774,037	698,611
3.500%, 11/01/40	68,353	65,212
3.500%, 12/01/40	50,626	48,299

BHFTI-361

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Freddie Mac 30 Yr. Pool
3.500%, 01/01/46	148,177	$139,894
3.500%, 07/01/46	721,203	680,887
3.500%, 07/01/47	240,202	227,575
3.500%, 02/01/48	69,363	65,388
3.500%, 04/01/48	234,807	221,279
3.500%, 04/01/52	1,321,840	1,235,704
3.500%, 05/01/52	382,152	357,117
4.000%, 07/01/49	450,472	438,177
4.000%, 05/01/52	649,167	627,236
4.000%, 06/01/52	1,250,733	1,197,067
4.000%, 07/01/52	197,162	188,751
4.500%, 07/01/40	645,772	649,445
4.500%, 06/01/52	2,090,018	2,059,395
4.500%, 07/01/52	1,183,022	1,160,201
4.500%, 08/01/52	692,289	678,935
5.000%, 06/01/52	96,292	96,145
5.000%, 07/01/52	860,888	861,449
6.000%, 07/01/41	591,619	616,224
Freddie Mac ARM Non-Gold Pool
3.220%, 12M LIBOR + 1.910%, 05/01/41 (a)	19,594	19,729
3.255%, 12M LIBOR + 1.880%, 04/01/41 (a)	2,386	2,335
3.568%, 12M LIBOR + 1.910%, 05/01/41 (a)	19,644	19,914
3.791%, 12M LIBOR + 1.910%, 06/01/41 (a)	24,563	24,954
4.000%, 12M LIBOR + 1.750%, 12/01/40 (a)	274,796	276,592
4.000%, 12M LIBOR + 1.750%, 09/01/41 (a)	99,649	100,502
4.117%, 12M LIBOR + 1.908%, 10/01/42 (a)	40,601	41,187
4.130%, 12M LIBOR + 1.880%, 09/01/41 (a)	9,703	9,682
4.130%, 12M LIBOR + 1.880%, 10/01/41 (a)	114,808	113,546
4.160%, 12M LIBOR + 1.910%, 06/01/41 (a)	6,405	6,330
Freddie Mac Multifamily Structured Pass-Through Certificates
3.750%, 11/25/29	162,682	158,801
3.750%, 11/25/32	1,000,000	968,010
3.990%, 05/25/33 (a)	3,650,000	3,586,365
Freddie Mac Pool
2.500%, 07/01/51	289,986	245,834
Freddie Mac REMICS (CMO)
1.750%, 06/15/42	74,429	69,049
3.500%, 11/15/31	675,215	656,764
4.000%, 01/15/41	4,638,712	4,513,132
4.500%, 02/15/41	9,262	9,017
5.000%, 10/15/34	136,354	137,058
5.000%, 12/15/37	50,992	51,014
5.000%, 03/15/41	246,880	252,925
5.000%, 04/15/41	860,005	883,952
5.000%, 05/15/41	1,063,014	1,091,764
5.084%, 1M LIBOR + 0.400%, 03/15/34 (a)	139,217	138,000
5.500%, 05/15/34	810,455	821,724
5.500%, 11/15/36	310,293	310,555
5.500%, 06/15/41	1,831,029	1,901,722
5.584%, 1M LIBOR + 0.900%, 02/15/33 (a)	70,139	70,793
Ginnie Mae I 30 Yr. Pool
3.000%, 05/15/42	198,512	185,268
3.000%, 04/15/43	66,457	62,022
3.000%, 05/15/43	44,531	41,476
3.000%, 01/15/45	24,684	22,794

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae I 30 Yr. Pool
3.000%, 02/15/45	41,398	38,175
3.000%, 03/15/45	194,423	179,321
3.000%, 05/15/45	13,588	12,530
3.000%, 06/15/45	19,017	17,657
3.000%, 07/15/45	105,324	97,129
3.500%, 11/15/41	124,757	121,240
3.500%, 02/15/42	94,312	91,652
3.500%, 03/15/42	136,495	132,647
3.500%, 05/15/42	292,321	284,049
3.500%, 06/15/42	181,326	176,211
3.500%, 05/15/50	168,548	162,544
4.000%, 09/15/40	659,878	634,835
4.000%, 10/15/40	40,628	39,355
4.000%, 03/15/41	381,153	370,032
4.000%, 06/15/41	13,665	13,266
4.000%, 09/15/41	72,595	70,261
4.000%, 10/15/41	306,288	295,762
4.000%, 11/15/41	96,777	93,688
4.000%, 12/15/41	277,093	267,899
4.000%, 01/15/42	9,477	9,200
4.000%, 02/15/42	14,383	13,850
4.000%, 03/15/42	89,849	86,853
4.000%, 11/15/42	12,039	11,619
4.000%, 01/15/43	40,084	38,458
4.000%, 03/15/50	32,224	30,728
4.500%, 08/15/39	607,130	612,572
4.500%, 06/15/40	164,365	165,661
4.500%, 07/15/40	38,139	38,479
4.500%, 03/15/41	227,722	229,918
4.500%, 04/15/41	18,333	18,514
5.000%, 03/15/39	25,851	26,658
5.000%, 07/15/39	47,537	49,146
5.000%, 08/15/39	42,138	43,371
5.000%, 09/15/39	29,121	30,030
5.000%, 04/15/40	16,598	17,041
5.000%, 08/15/40	69,560	71,708
5.000%, 04/15/41	44,359	45,403
5.000%, 09/15/41	32,604	33,710
5.500%, 10/15/39	7,217	7,555
6.000%, 06/15/36	348,343	366,753
Ginnie Mae II 30 Yr. Pool
2.000%, TBA (c)	600,000	509,679
2.500%, 12/20/50	230,614	200,344
2.500%, 02/20/51	535,434	473,293
2.500%, 03/20/51	713,727	628,305
2.500%, 04/20/51	75,183	66,475
3.000%, 12/20/42	524,125	482,929
3.000%, 03/20/43	490,347	449,511
3.000%, 01/20/48	641,365	593,036
3.000%, 09/20/51	4,118,459	3,765,009
3.000%, 04/20/52	90,041	80,136
3.500%, 12/20/42	159,419	152,430
3.500%, 05/20/46	760,494	723,119
3.500%, 06/20/46	1,958,301	1,862,367
3.500%, 11/20/47	126,185	119,800

BHFTI-362

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

Agency Sponsored Mortgage - Backed—(Continued)
Ginnie Mae II 30 Yr. Pool
3.500%, 10/20/48	435,841	$414,167
3.500%, 02/20/52	187,663	175,903
3.500%, 04/20/52	191,985	179,953
3.500%, 06/20/52	95,320	87,479
4.000%, 09/20/39	49,451	48,827
4.000%, 10/20/40	6,859	6,772
4.000%, 11/20/40	478,854	472,811
4.000%, 10/20/41	623,542	615,674
4.000%, 11/20/41	239,183	236,164
4.000%, 04/20/42	310,953	307,027
4.000%, 06/20/42	23,494	23,198
4.000%, 10/20/44	546,346	538,605
4.000%, 11/20/44	544,529	535,642
4.000%, 12/20/44	31,280	30,788
4.000%, 08/20/46	93,621	91,281
4.000%, 08/20/48	90,362	88,049
4.000%, 03/20/50	29,963	29,598
4.000%, 04/20/50	274,694	266,537
4.500%, 02/20/40	53,082	53,753
4.500%, 09/20/40	5,692	5,764
4.500%, 08/20/48	474,810	473,399
4.500%, 09/20/48	321,858	320,902
4.500%, 10/20/48	453,583	452,048
4.500%, 01/20/49	69,687	69,410
4.500%, 03/20/50	96,716	96,247
Government National Mortgage Association (CMO)
1.339%, -1x 1M LIBOR + 6.100%, 07/20/41 (a) (b)	67,343	6,064
2.500%, 11/20/46	103,966	94,614
2.750%, 02/20/64	810,799	795,670
3.000%, 03/20/63	7,584	7,133
3.250%, 08/20/68	2,226,796	2,155,487
4.000%, 12/20/40	1,295,942	1,255,844
4.500%, 05/16/40	22,404	22,128
4.500%, 05/20/40 (b)	2,314	9
4.500%, 12/20/40	1,086,452	1,059,284
4.839%, 1M LIBOR + 0.650%, 05/20/61 (a)	4,527	4,489
4.866%, 1M LIBOR + 0.300%, 08/20/60 (a)	65,761	65,188
4.866%, 1M LIBOR + 0.300%, 09/20/60 (a)	111,847	110,932
4.965%, 1M LIBOR + 0.330%, 07/20/60 (a)	121,489	120,431
5.000%, 12/20/39	2,877,974	2,903,604
5.000%, 03/20/40	1,362,981	1,354,068
5.010%, 09/20/60 (a)	11,595	11,520
5.011%, 1M LIBOR + 0.250%, 10/20/47 (a)	528,905	510,460
5.040%, 1Y H15 + 0.350%, 08/20/66 (a)	1,891,096	1,881,070
5.056%, 1M LIBOR + 0.490%, 02/20/61 (a)	42,151	41,914
5.061%, 1M LIBOR + 0.300%, 05/20/48 (a)	464,593	449,395
5.061%, 1M LIBOR + 0.300%, 06/20/48 (a)	604,910	585,082
5.066%, 1M LIBOR + 0.500%, 12/20/60 (a)	159,186	158,418
5.066%, 1M LIBOR + 0.500%, 02/20/61 (a)	11,054	10,991
5.066%, 1M LIBOR + 0.500%, 04/20/61 (a)	55,316	55,008
5.066%, 1M LIBOR + 0.500%, 05/20/61 (a)	141,713	141,029
5.096%, 1M LIBOR + 0.530%, 06/20/61 (a)	72,608	72,280
5.166%, 1M LIBOR + 0.600%, 10/20/61 (a)	257,615	256,693

Agency Sponsored Mortgage - Backed—(Continued)
Government National Mortgage Association (CMO)
5.190%, 1Y H15 + 0.500%, 05/20/66 (a)	1,605,718	1,600,240
5.196%, 1M LIBOR + 0.630%, 01/20/62 (a)	270,732	269,723
5.196%, 1M LIBOR + 0.630%, 03/20/62 (a)	134,343	133,394
5.241%, 1M LIBOR + 0.480%, 01/20/38 (a)	17,311	17,290
5.258%, 1M LIBOR + 0.530%, 12/16/39 (a)	60,410	60,072
5.261%, 1M LIBOR + 0.500%, 07/20/37 (a)	66,935	67,015
5.266%, 1M LIBOR + 0.700%, 11/20/61 (a)	260,111	259,438
5.266%, 1M LIBOR + 0.700%, 01/20/62 (a)	152,562	152,194
5.328%, 1M LIBOR + 0.600%, 11/16/39 (a)	98,469	98,771
5.470%, 08/20/59 (a)	330	312
5.500%, 04/20/34	211,776	217,875
Uniform Mortgage-Backed Securities 30 Yr. Pool
2.500%, TBA (c)	1,300,000	1,120,438
5.000%, TBA (c)	100,000	99,734

		214,524,891

Federal Agencies—40.5%
Fannie Mae Principal Strip
Zero Coupon, 05/15/30 (d)	40,000,000	30,198,816
Federal Farm Credit Banks Funding Corp.
1.300%, 05/13/30	20,000,000	16,606,059
1.600%, 07/15/30	10,000,000	8,366,366
1.980%, 07/13/38	19,515,000	14,497,724
3.700%, 03/24/42	10,000,000	8,275,587
5.480%, 06/27/42	2,000,000	1,959,162
Federal Home Loan Bank
2.125%, 09/14/29	16,000,000	14,372,714
3.250%, 11/16/28	5,000,000	4,868,528
Federal Home Loan Mortgage Corp.
Zero Coupon, 12/14/29 (d)	10,000,000	7,658,927
Zero Coupon, 09/15/36 (d)	10,000,000	5,640,624
Zero Coupon, 12/15/36 (d)	45,000,000	25,335,253
6.250%, 07/15/32 (e)	7,568,000	9,021,462
6.750%, 03/15/31	481,000	577,852
Federal National Mortgage Association
Zero Coupon, 11/15/30 (d)	10,000,000	7,486,535
6.625%, 11/15/30	1,430,000	1,694,220
Freddie Mac Strips
Zero Coupon, 07/15/32 (d)	17,100,000	11,811,670
Resolution Funding Corp. Interest Strip
Zero Coupon, 01/15/29 (d)	7,300,000	5,833,148
Zero Coupon, 07/15/29 (d)	7,500,000	5,866,821
Resolution Funding Corp. Principal Strip
Zero Coupon, 01/15/30 (d)	23,523,000	17,386,316
Zero Coupon, 04/15/30 (d)	35,000,000	26,277,691
Tennessee Valley Authority
0.750%, 05/15/25	5,000,000	4,628,723
2.875%, 09/15/24	4,050,000	3,941,481
Tennessee Valley Authority Generic Strip
Zero Coupon, 07/15/29 (d)	8,669,000	6,669,725
Zero Coupon, 01/15/34 (d)	12,669,000	7,992,261
United States Department of Housing and Urban Development
2.738%, 08/01/25	5,000,000	4,832,372
United States International Development Finance Corp.
1.110%, 05/15/29	5,357,143	4,856,455
1.920%, 12/15/32	9,523,810	8,507,333

		265,163,825

BHFTI-363

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

U.S. Treasury & Government Agencies—(Continued)

Security Description	Principal Amount*	Value

U.S. Treasury—13.6%
U.S. Treasury Bonds
2.250%, 05/15/41	850,000	$675,053
2.875%, 05/15/52	29,100,000	24,894,140
3.000%, 05/15/45	4,000,000	3,482,969
3.000%, 02/15/48	19,000,000	16,573,047
3.125%, 11/15/41	9,500,000	8,659,844
3.625%, 02/15/44	17,000,000	16,444,180
4.000%, 11/15/42	2,390,000	2,454,978
4.000%, 11/15/52	2,490,000	2,642,512
U.S. Treasury Inflation Indexed Bond
0.125%, 02/15/52 (f)	1,826,531	1,266,918
U.S. Treasury Inflation Indexed Notes
0.500%, 01/15/28 (f)	5,577,730	5,382,655
1.625%, 10/15/27 (f)	6,663,822	6,793,454

		89,269,750

Total U.S. Treasury & Government Agencies (Cost $649,903,368)		568,958,466

Foreign Government—13.1%

Sovereign—13.1%
Abu Dhabi Government International Bond
3.125%, 10/11/27 (144A)	2,860,000	2,746,630
Colombia Government International Bond
3.125%, 04/15/31	5,090,000	3,877,583
Hashemite Kingdom of Jordan Government AID Bond
3.000%, 06/30/25	10,389,000	10,080,722
Indonesia Government International Bond
4.750%, 02/11/29	4,410,000	4,457,314
Israel Government AID Bonds
5.500%, 09/18/23	13,878,000	13,904,974
5.500%, 12/04/23	30,210,000	30,311,282
5.500%, 04/26/24	1,900,000	1,916,893
5.500%, 09/18/33	2,934,000	3,309,564
Mexico Government International Bond
4.500%, 04/22/29	4,650,000	4,539,261
Panama Government International Bond
3.750%, 03/16/25	2,780,000	2,707,231
Peruvian Government International Bond
4.125%, 08/25/27 (e)	2,620,000	2,566,662
Poland Government International Bond
3.250%, 04/06/26	2,820,000	2,738,316
Qatar Government International Bond
4.000%, 03/14/29 (144A)	2,740,000	2,721,187

Total Foreign Government (Cost $86,984,292)		85,877,619

Mortgage-Backed Securities—0.2%

Collateralized Mortgage Obligations—0.2%
Seasoned Loans Structured Transaction
3.500%, 06/25/28	1,218,502	1,161,338

Total Mortgage-Backed Securities (Cost $1,209,735)		1,161,338

Short-Term Investment—0.2%
Security Description	Principal Amount*	Value

Repurchase Agreement—0.2%
Fixed Income Clearing Corp. Repurchase Agreement dated 03/31/23 at 2.100%, due on 04/03/23 with a maturity value of $1,157,865; collateralized by U.S. Treasury Note at 2.000%, maturing 02/15/25, with a market value of $1,180,903.	1,157,663	1,157,663

Total Short-Term Investments (Cost $1,157,663)		1,157,663

Securities Lending Reinvestments (g)—1.6%

Repurchase Agreements—0.7%
BNP Paribas Arbitrage S.N.C. Repurchase Agreement dated 03/31/23 at 4.850%, due on 04/03/23 with a maturity value of $100,040; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 2.500%, maturity dates ranging from 04/20/23 - 05/15/50, and an aggregate market value of $102,358.	100,000	100,000
Cantor Fitzgerald & Co. Repurchase Agreement dated 03/31/23 at 4.810%, due on 04/03/23 with a maturity value of $150,060; collateralized by U.S. Government Agency Obligations with rates ranging from 1.500% - 7.500%, maturity dates ranging from 04/01/23 - 07/20/71, and an aggregate market value of $153,000.	150,000	150,000
Deutsche Bank Securities, Inc. Repurchase Agreement dated 03/31/23 at 4.800%, due on 04/03/23 with a maturity value of $314,510; collateralized by U.S. Treasury Obligations with rate 0.000%, maturity dates ranging from 05/15/23 - 11/15/52, and an aggregate market value of $320,672.	314,385	314,385
National Bank Financial, Inc. Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/03/23 with a maturity value of $500,201; collateralized by U.S. Treasury Obligations with rates ranging from 1.250% - 3.500%, maturity dates ranging from 01/31/24 - 11/15/50, and an aggregate market value of $512,240.	500,000	500,000
National Bank of Canada
Repurchase Agreement dated 03/31/23 at 4.820%, due on 04/06/23 with a maturity value of $500,402; collateralized by U.S. Treasury Obligations with rates ranging from 0.000% - 5.250%, maturity dates ranging from 04/30/23 - 02/15/53, and an aggregate market value of $512,240.	500,000	500,000
Repurchase Agreement dated 03/31/23 at 4.950%, due on 04/05/23 with a maturity value of $1,000,688; collateralized by various Common Stock with an aggregate market value of $1,111,569.	1,000,000	1,000,000
NBC Global Finance Ltd. Repurchase Agreement dated 03/31/23 at 4.970%, due on 04/03/23 with a maturity value of $200,083; collateralized by various Common Stock with an aggregate market value of $222,376.	200,000	200,000
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.910%, due on 04/03/23 with a maturity value of $177,300; collateralized by various Common Stock with an aggregate market value of $197,162.	177,227	177,227

BHFTI-364

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Securities Lending Reinvestments (g)—(Continued)

Security Description	Shares/ Principal Amount*	Value

Repurchase Agreements—(Continued)
Societe Generale
Repurchase Agreement dated 03/31/23 at 4.920%, due on 04/10/23 with a maturity value of $200,273; collateralized by various Common Stock with an aggregate market value of $222,719.	200,000	$200,000
Repurchase Agreement dated 03/31/23 at 4.930%, due on 04/03/23 with a maturity value of $100,041; collateralized by various Common Stock with an aggregate market value of $111,162.	100,000	100,000
TD Prime Services LLC Repurchase Agreement dated 03/31/23 at 4.900%, due on 04/03/23 with a maturity value of $1,000,408; collateralized by various Common Stock with an aggregate market value of $1,122,797.	1,000,000	1,000,000

		4,241,612

Mutual Funds—0.9%
Allspring Government Money Market Fund, Select Class 4.690% (h)	1,000,000	1,000,000
Dreyfus Treasury Obligations Cash Management Fund, Institutional Class 4.690% (h)	1,000,000	1,000,000
Fidelity Investments Money Market Government Portfolio, Institutional Class 4.760% (h)	1,000,000	1,000,000
Goldman Sachs Financial Square Government Fund, Institutional Shares 4.730% (h)	1,000,000	1,000,000
SSGA Institutional U.S. Government Money Market Fund, Premier Class 4.700% (h)	1,000,000	1,000,000
STIT-Government & Agency Portfolio, Institutional Class 4.730% (h)	1,000,000	1,000,000

		6,000,000

Total Securities Lending Reinvestments (Cost $10,241,612)		10,241,612

Total Investments— 101.9% (Cost $749,496,670)		667,396,698
Other assets and liabilities (net)—(1.9)%		(12,161,802)

Net Assets—100.0%		$655,234,896

*	Principal amount stated in U.S. dollars unless otherwise noted.
(a)	Variable or floating rate security. The stated rate represents the rate at March 31, 2023. Maturity date shown for callable securities reflects the earliest possible call date. For securities based on a published reference index and spread, the index and spread are indicated in the description above. For certain variable rate securities, the coupon rate is determined by the issuer/agent based on current market conditions. For certain asset- and mortgage-backed securities, the coupon rate may fluctuate based on changes of the underlying collateral or prepayments of principal. These securities do not indicate a reference index and spread in their description above.
(b)	Interest only security.
(c)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement date.
(d)	The rate shown represents current yield to maturity.
(e)	All or a portion of the security was held on loan. As of March 31, 2023, the market value of securities loaned was $10,001,717 and the collateral received consisted of cash in the amount of $10,241,612. The cash collateral investments are disclosed in the Schedule of Investments and categorized as Securities Lending Reinvestments.
(f)	Principal amount of security is adjusted for inflation.
(g)	Represents investment of cash collateral received from securities on loan as of March 31, 2023.
(h)	The rate shown represents the annualized seven-day yield as of March 31, 2023.
(144A)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2023, the market value of 144A securities was $5,467,817, which is 0.8% of net assets.

Futures Contracts

Futures Contracts—Long	Expiration Date	Number of Contracts	Notional Value		Value/ Unrealized Appreciation/ (Depreciation)
U.S. Treasury Long Bond Futures	06/21/23	73	USD	9,574,406	$397,350
U.S. Treasury Ultra Long Bond Futures	06/21/23	63	USD	8,890,875	212,349

Futures Contracts—Short
U.S. Treasury Note 2 Year Futures	06/30/23	(170)	USD	(35,097,031)	137,003
U.S. Treasury Note 5 Year Futures	06/30/23	(80)	USD	(8,760,625)	(110,616)

Net Unrealized Appreciation					$636,086

BHFTI-365

Brighthouse Funds Trust I

Western Asset Management Government Income Portfolio

Schedule of Investments as of March 31, 2023 (Unaudited)

Glossary of Abbreviations

Currencies

(USD)—	United States Dollar

Index Abbreviations

(H15)—	U.S. Treasury Yield Curve Rate T-Note Constant Maturity Index
(LIBOR)—	London Interbank Offered Rate

Other Abbreviations

(ARM)—	Adjustable-Rate Mortgage
(CMO)—	Collateralized Mortgage Obligation
(REMIC)—	Real Estate Mortgage Investment Conduit

Fair Value Hierarchy

Accounting principles generally accepted in the United States of America (“GAAP”) define fair market value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into three levels. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are either active or inactive; inputs other than quoted prices that are observable such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, default rates, or other market corroborated inputs)

Level 3 - significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are unavailable (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in them. Changes to the inputs or methodologies used may result in transfers between levels. A reconciliation of Level 3 securities, if any, will be disclosed following the fair value hierarchy table. For more information about the Portfolio’s policy regarding the valuation of investments, please refer to the Notes to Schedule of Investments.

The following table summarizes the fair value hierarchy of the Portfolio’s investments as of March 31, 2023:

Description	Level 1	Level 2	Level 3	Total
Total U.S. Treasury & Government Agencies*	$—	$568,958,466	$—	$568,958,466
Total Foreign Government*	—	85,877,619	—	85,877,619
Total Mortgage-Backed Securities*	—	1,161,338	—	1,161,338
Total Short-Term Investment*	—	1,157,663	—	1,157,663
Securities Lending Reinvestments
Repurchase Agreements	—	4,241,612	—	4,241,612
Mutual Funds	6,000,000	—	—	6,000,000
Total Securities Lending Reinvestments	6,000,000	4,241,612	—	10,241,612
Total Investments	$6,000,000	$661,396,698	$—	$667,396,698

Collateral for Securities Loaned (Liability)	$—	$(10,241,612)	$—	$(10,241,612)
Futures Contracts
Futures Contracts (Unrealized Appreciation)	$746,702	$—	$—	$746,702
Futures Contracts (Unrealized Depreciation)	(110,616)	—	—	(110,616)
Total Futures Contracts	$636,086	$—	$—	$636,086

*	See Schedule of Investments for additional detailed categorizations.

BHFTI-366

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements

Debt securities, including corporate, convertible and municipal bonds and notes; obligations of the U.S. Treasury and U.S. government agencies; foreign sovereign issues; and non-U.S. bonds, are generally valued based upon evaluated or composite bid quotations obtained from third-party pricing services and/or brokers and dealers selected by the Brighthouse Investment Advisers, LLC (the “Adviser”) (each a “pricing services”), pursuant to the authorization of and subject to general oversight by the Board of Trustees (the “Board” or “Trustees”) of the Brighthouse Funds Trust I (the “Trust”). Such pricing services may use matrix pricing, which considers observable inputs including, among other things, issuer details, maturity dates, interest rates, yield curves, rates of prepayment, credit risks/spreads, default rates, reported trades, broker dealer quotes and quoted prices for similar assets. Short-term obligations with a remaining maturity of sixty days or less may be valued at amortized cost in the absence of market quotes, so long as the amortized cost value of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. Floating rate loans are generally valued based upon an evaluated or composite average of aggregate bid and ask quotations supplied by brokers or dealers, as obtained from the pricing service. Securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Mortgage and asset-backed securities are generally valued based upon evaluated or composite bid quotations obtained from pricing services selected by the Adviser pursuant to authorization of and subject to general oversight by the Board. These securities are usually issued as separate tranches, or classes, of securities within each deal. The pricing models for these securities usually consider tranche level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche and incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use similar valuation techniques and inputs as described above are generally categorized as Level 2 within the fair value hierarchy.

Domestic and foreign equity securities, such as common stock, exchange-traded funds, rights, warrants, and preferred stock, that are traded on a securities exchange on a valuation date are generally valued at their last quoted sale price or official closing price on the primary exchange for such security, or, if no sales occurred on that day, at the last reported bid price. Equity securities traded over-the-counter (“OTC”) are generally valued at the last reported bid price. In the event of a major exchange closing during the trading day, the Adviser may use other market information obtained from quotation reporting systems, established market makers, or pricing services in valuing the securities. Valuation adjustments may be applied to certain foreign equity securities that are traded solely on foreign exchanges that close before the time as of which the Portfolio determines its net asset value (“NAV”) to account for the market movement between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. The Portfolio may use a systematic fair valuation model provided by a pricing service to value securities principally traded in these foreign markets to adjust for possible market movements or other changes that may occur between the close of the foreign exchanges and the time as of which the Portfolio determines its NAV. Foreign equity securities valued using these valuation adjustments are generally categorized as Level 2 within the fair value hierarchy. Equity securities that are actively traded, and have no valuation adjustments applied, are categorized as Level 1 within the fair value hierarchy. Other equity securities traded on inactive markets, or valued in reference to similar instruments traded on active markets, are generally categorized as Level 2 within the fair value hierarchy.

Investments in registered open-end management investment companies are valued at reported NAV per share on the valuation date and are categorized as Level 1 within the fair value hierarchy.

Foreign currency forward contracts are valued through an independent pricing service by interpolating between forward and spot currency rates in the London foreign exchange markets as of a designated hour on a valuation day. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Options, whether on securities, indices, futures contracts, or otherwise, traded on exchanges are valued at the last sale price available as of the close of business on a valuation day or, if there is no such price available, at the last reported bid price. These types of options are categorized as Level 1 within the fair value hierarchy. Futures contracts that are traded on commodity exchanges are valued at their settlement prices established by the exchanges on which they are traded as of the close of such exchanges and are categorized as Level 1 within the fair value hierarchy.

Options, including options on swaps (“swaptions”), currencies, and futures contracts that are traded OTC are generally valued based upon interdealer bid and ask prices or prices provided by pricing service providers who use a series of techniques, including simulation pricing models, to determine the value of the contracts. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, credit curves, measures of volatility and exchange rates. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Swap contracts (other than centrally cleared swaps) are marked-to-market daily based on quotations and prices supplied by market makers, broker-dealers and other pricing services. Such quotations and prices are derived utilizing observable data, including the underlying reference securities or indices, credit spread quotations and expected default recovery rates determined by the pricing service. These contracts are generally categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange or a pricing service when the exchange price is not available. For

BHFTI-367

Brighthouse Funds Trust I

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements—(Continued)

centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 within the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates, including , but not limited to, the overnight index swap rate, London Interbank Offered Rate (“LIBOR”) forward rate or other interest rates, yield curves or credit spreads produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

If no current market quotation or other observable inputs are readily available or market value quotations are deemed to be unreliable for an investment, the fair value of the investment will be determined in accordance with procedures approved by, and under the general supervision of, the Board. In such a circumstance, the Board will be assisted in its responsibility to determine the fair value of an investment by the Valuation Committee (“Committee”) of the Adviser. The Committee provides general pricing oversight and fair value pricing determinations related to portfolio securities and meets on a regular basis to review reports relating to the valuation of the securities in the Portfolio. The Board has delegated to State Street Bank and Trust Company, the Trust’s custodian (“Custodian”), the responsibility for calculating the NAVs of the Trust’s Portfolios. The Committee is responsible for overseeing the calculation of the NAVs of the Portfolios by the Custodian. The Committee also periodically reviews pricing services, including the pricing services providing fair value pricing for the Portfolio’s foreign securities, and is responsible for overseeing the correction of pricing errors and addressing other pricing issues that arise in the ordinary course of business, such as making real-time fair value determinations, as necessary.

No single standard for determining the fair value of an investment can be set forth because fair value depends upon the facts and circumstances with respect to each investment. Information relating to any relevant factors may be obtained by the Committee from any appropriate source, including the subadviser of the Portfolio, the Custodian, a pricing service, market maker and/or broker for such security or the issuer. Appropriate methodologies for determining fair value under particular circumstances may include: matrix pricing, a discounted cash flow analysis, comparisons of securities with comparable characteristics, value based on multiples of earnings, discount from market price of similar marketable securities or a combination of these and other methods.

For information regarding a Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent Semiannual or Annual Report.

BHFTI-368